   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 28, 1999

                                                               FILE NO. 33-45671
                                                               FILE NO. 811-6557

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933              / /

                         POST-EFFECTIVE AMENDMENT NO. 32         /X/

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940          / /

                                AMENDMENT NO. 34                 /X/


                                STI CLASSIC FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                   MARK NAGLE
                           C/O SEI INVESTMENTS COMPANY
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

RICHARD W. GRANT, ESQ.                             JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                        MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                                 1701 MARKET STREET
PHILADELPHIA, PA 19103                             PHILADELPHIA, PA 19103

Title of Securities Being Registered...............Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)


          X  Immediately upon filing pursuant to paragraph (b), or
         ---


             On              pursuant to paragraph (b), or
         ---    -----------


             60 days after filing pursuant to paragraph (a) or
         ---

             75 days after filing pursuant to paragraph (a) or
         ---
              On         pursuant to paragraph (a) of Rule 485.
         ---     -------

                                STI CLASSIC FUNDS

                              INSTITUTIONAL SHARES

                                   PROSPECTUS
                                 OCTOBER 1, 1999

                      CLASSIC INSTITUTIONAL CASH MANAGEMENT
                                MONEY MARKET FUND
                CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
                                MONEY MARKET FUND
                 CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
                                MONEY MARKET FUND

                         INVESTMENT ADVISER TO THE FUNDS
                         TRUSCO CAPITAL MANAGEMENT, INC.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Classic Institutional Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


                                                                      Page
     CLASSIC INSTITUTIONAL CASH MANAGEMENT
         MONEY MARKET FUND............................................  2
     CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
         MONEY MARKET FUND............................................  4
     CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
         MONEY MARKET FUND............................................  6
     MORE INFORMATION ABOUT RISK......................................  8
     EACH FUND'S OTHER INVESTMENTS....................................  8
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS....................  8
     PURCHASING AND SELLING FUND SHARES...............................  9
     DIVIDENDS AND DISTRIBUTIONS...................................... 10
     TAXES............................................................ 11
     FINANCIAL HIGHLIGHTS............................................. 12
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS............................................Back Cover



[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

FUND SUMMARY



INVESTMENT GOAL                      As high a level of current
                                     income as is consistent with
                                     preservation of capital and liquidity

INVESTMENT FOCUS                     Money market instruments


PRINCIPAL INVESTMENT STRATEGY        Attempts to increase income without
                                     adding undue risk

INVESTOR PROFILE                     Conservative investors seeking current
                                     income through a liquid investment


INVESTMENT STRATEGY



The STI Classic Institutional Cash Management Money Market Fund invests in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury, (ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, as well as repurchase agreements. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or the agency's own resources.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*


                             1996                       5.47%
                             1997                       5.63%
                             1998                       5.52%


                         BEST QUARTER               WORST QUARTER
                            1.41%                       1.29%
                          (12/31/97)                  (12/31/98)


* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 6/30/99 was 2.41%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA FIRST TIER INSTITUTIONS-ONLY AVERAGE.


INSTITUTIONAL SHARES                                                      1 YEAR      SINCE INCEPTION
------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND                   5.52%           5.57%*
IBC/FINANCIAL DATA FIRST TIER INSTITUTIONS-ONLY AVERAGE                   5.33%           5.33%**


*     Since 10/25/95
**    Since 10/31/95

To obtain information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data First Tier Institutions-Only Average is a widely-recognized composite of money market funds which invest in securities rated Prime-1 by Moody's or A-1 by Standard & Poor's.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                              INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------
Investment Advisory Fees                                              0.20%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR             3 YEARS              5 YEARS            10 YEARS
        $31                 $97                 $169                $381

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE 0.17%, 0.08% AND 0.25%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND

FUND SUMMARY



INVESTMENT GOAL                      High current income to the
                                     extent consistent with the
                                     preservation of capital and the
                                     maintenance of liquidity

INVESTMENT FOCUS                     U.S. Treasury and government agency
                                     securities, and repurchase agreements


PRINCIPAL INVESTMENT STRATEGY        Attempts to increase income without
                                     adding undue risk by analyzing yields

INVESTOR PROFILE                     Conservative investors seeking current
                                     income through a liquid investment



INVESTMENT STRATEGY





The STI Classic Institutional U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*


                           1995                    5.89%
                           1996                    5.31%
                           1997                    5.50%
                           1998                    5.36%


                       BEST QUARTER            WORST QUARTER
                          1.49%                    1.23%
                        (6/30/95)                (12/31/98)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.37%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA GOVERNMENT-ONLY INSTITUTIONS-ONLY AVERAGE.


INSTITUTIONAL SHARES                                                           1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND              5.36%        5.46%*
IBC/FINANCIAL DATA GOVERNMENT-ONLY INSTITUTIONS-ONLY AVERAGE                    5.10%        5.21%**


*    Since 8/1/94
**   Since 8/31/94


TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data Government-Only Institutions-Only Average is a widely-recognized composite of money market funds which invest in U.S. Treasury Bills, repurchase agreements, or agencies of the U.S. Government.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                       INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.20%
Other Expenses                                                                0.10%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR            3 YEARS              5 YEARS              10 YEARS
     $31                $97                 $169                  $381

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional Advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE 0.17%, 0.08% AND 0.25%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Adviser."

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
MONEY MARKET FUND

FUND SUMMARY



INVESTMENT GOAL                      As high a level of current
                                     income as is consistent with
                                     preservation of capital and liquidity

INVESTMENT FOCUS                     U.S. Treasury securities and
                                     repurchase agreements


PRINCIPAL INVESTMENT STRATEGY        Attempts to increase income without
                                     adding undue risk by analyzing yields

INVESTOR PROFILE                     Conservative investors seeking current
                                     income through a liquid investment


INVESTMENT STRATEGY



The STI Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, and repurchase agreements collateralized by these securities. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.



WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*


                          1997                     5.44%
                          1998                     5.30%


                       BEST QUARTER            WORST QUARTER
                          1.37%                    1.20%
                        (9/30/97)                (12/31/98)


* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 6/30/99 was 2.27%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA U.S. TREASURY & REPO AVERAGE.

INSTITUTIONAL SHARES                                                         1 YEAR    SINCE INCEPTION
-------------------------------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND             5.30%         5.37%*
IBC/FINANCIAL DATA U.S. TREASURY & REPO AVERAGE                              4.81%         4.85%**


*    Since 12/12/96
**   Since 12/31/96


TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                                       INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.20%
Other Expenses                                                                0.12%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.32%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR           3 YEARS           5 YEARS            10 YEARS
        $33              $103              $180                $406

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE 0.15%, 0.10% AND 0.25%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK



YEAR 2000 RISK-- The Funds depend on the smooth           All Funds
functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their mission critical service providers whether they expect to have their computer systems adjusted for the year
2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

EACH FUND'S OTHER INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).


INVESTMENT ADVISER




The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Trusco Capital Management (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco received advisory fees of:


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND               0.17%
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND    0.17%
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND      0.15%


The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the Classic Institutional Cash Management Money Market Fund (formally the Arbor Prime Obligations Fund) since it began operating in October 1995, and has managed the Classic Institutional U.S. Government Securities Money Market Fund (formerly the Arbor U.S. Government Securities Money Fund) since 1995. He has more than 5 years of investment experience. Prior to joining Trusco, Mr. Bowman served as assistant trader from 1994 to 1995, and Vice President since 1995 of Crestar Asset Management Company.


David Yealy has served as Vice President of Trusco since 1993. He has managed the Classic Institutional U.S. Treasury Securities Money Market Fund since it began operating in December 1996. He has more than 13 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") Institutional Shares of the Funds.

HOW TO PURCHASE FUND SHARES



The Funds offer Institutional Shares primarily to various institutional investors, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must generally receive your order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 4:00 p.m. Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES AND OTHER INSTITUTIONS


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR INSTITUTION, INCLUDING SUBSIDIARIES OF SUNTRUST AND ITS AFFILIATES, AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS YOUR INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, the Funds generally value their investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least
$10,000,000.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting the Funds. If you are a customer of SunTrust or another institution, you must contact that institution directly for information about how to sell your shares including any specific cut-off times required.

Redemption orders must be sent to the Funds by the institutional investor as the record owner of shares. If you own Institutional Shares through an institution, you may sell shares by following the procedures established when you opened your account or accounts with your institution.

Redemption orders must be received by the Funds on a Business Day before 3:00 p.m. Eastern time. Orders received after 3:00 p.m. Eastern time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Shares of each Classic Institutional Money Market Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights for each Fund for the period ended May 31, 1999 and the financial highlights for the Classic Institutional U.S. Treasury Securities Money Market Fund for the periods from inception through May 31, 1999 have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Classic Institutional Cash Management Money Market Fund (successor to the Prime Obligations Fund, a series of The Arbor Fund) and the Classic Institutional U.S. Government Securities Money Market Fund (formerly U.S. Government Securities Money Fund, a series of The Arbor Fund) for the periods from inception through January 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual reports that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-241-0901.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, AND JANUARY 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                        NET ASSET VALUE   NET          DISTRIBUTIONS FROM   NET ASSET             NET ASSETS
                                        BEGINNING OF      INVESTMENT   NET INVESTMENT       VALUE END   TOTAL     END OF
                                        PERIOD            INCOME       INCOME               OF PERIOD   RETURN+   PERIOD (000)
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
1999*                                       $1.00             0.02           (0.02)            $1.00     1.58%     $1,888,483
For the years ended January 31:
1999                                         1.00             0.05           (0.05)             1.00     5.46%        884,490
1998                                         1.00             0.06           (0.06)             1.00     5.66%        740,837
1997                                         1.00             0.05           (0.05)             1.00     5.45%        477,435
1996(B)                                      1.00             0.02           (0.02)             1.00     5.82%        382,632

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (C)
Institutional Shares
1999*                                       $1.00             0.02           (0.02)            $1.00     1.56%     $  617,089
For the years ended January 31:
1999                                         1.00             0.05           (0.05)             1.00     5.30%        688,031
1998                                         1.00             0.05           (0.05)             1.00     5.52%        789,410
1997                                         1.00             0.05           (0.05)             1.00     5.29%        586,731
1996                                         1.00             0.06           (0.06)             1.00     5.88%        514,870
1995(D)                                      1.00             0.03           (0.03)             1.00     4.98%        579,422

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
1999                                        $1.00             0.05           (0.05)            $1.00     4.97%     $  283,525
1998                                         1.00             0.05           (0.05)             1.00     5.50%        140,334
1997(E)                                      1.00             0.02           (0.02)             1.00     2.46%         20,238


                                                                                                                  RATIO OF
                                                                                             RATIO OF             NET INVESTMENT
                                                                            RATIO OF         EXPENSES TO          INCOME TO
                                                                            NET INVESTMENT   AVERAGE NET ASSETS   AVERAGE NET ASSETS
                                                       RATIO OF             INCOME TO        (EXCLUDING           (EXCLUDING
                                                       EXPENSES TO          AVERAGE NET      WAIVERS AND          WAIVERS AND
                                                       AVERAGE NET ASSETS   ASSETS           REIMBURSEMENTS)      REIMBURSEMENTS)
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares
1999*                                                        0.25%              4.79%              0.35%                4.69%
For the years ended January 31:
1999                                                         0.23               5.31               0.35                 5.19
1998                                                         0.20               5.52               0.36                 5.36
1997                                                         0.20               5.33               0.38                 5.15
1996(B)                                                      0.20               5.61               0.40                 5.41

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (C)
Institutional Shares
1999*                                                        0.25%              4.73%              0.36%                4.62%
For the years ended January 31:
1999                                                         0.23%              5.18%              0.36%                5.05%
1998                                                         0.20%              5.39%              0.37%                5.22%
1997                                                         0.20%              5.17%              0.37%                5.00%
1996                                                         0.20%              5.72%              0.37%                5.55%
1995(D)                                                      0.20%              4.98%              0.38%                4.80%

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
1999                                                          0.20%              4.83%              0.47%                4.56%
1998                                                          0.18               5.34               0.38                 5.14
1997(E)                                                       0.09               5.27               0.51                 4.85


(a) On May 17, 1999, The Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.
(b) Commenced operations on October 25, 1995. All ratios for the period have been annualized.
(c) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(d) Commenced operations on August 1, 1994. All ratios for the period have been annualized.
(e) Commenced operations on December 12, 1996. All ratios for the period have been annualized.
 +  Returns are for the period indicated and have not been annualized.
 * For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Institutional Money Market Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-241-0901


BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public

Reference Section, Washington, DC 20549-6009. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS


                                   PROSPECTUS

                             CORPORATE TRUST SHARES

                   CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES

                                MONEY MARKET FUND

                                 OCTOBER 1, 1999

                         INVESTMENT ADVISER TO THE FUND:
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                 (THE "ADVISER")


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                      PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
     PERFORMANCE INFORMATION AND EXPENSES.............................2
     MORE INFORMATION ABOUT RISK......................................4
     THE FUND'S OTHER INVESTMENTS.....................................4
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGER.....................4
     PURCHASING AND SELLING FUND SHARES...............................5
     DIVIDENDS AND DISTRIBUTIONS .....................................6
     TAXES............................................................6
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC FUNDS................................................Back Cover



[INSERT ICONS HERE]

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
MONEY MARKET FUND

FUND SUMMARY


INVESTMENT GOAL                       As high a level of current income as is
                                      consistent with preservation of capital
                                      and liquidity

INVESTMENT FOCUS                      U.S. Treasury securities and
                                      repurchase agreements

PRINCIPAL INVESTMENT STRATEGY         Attempts to increase income without
                                      adding undue risk by analyzing yields

INVESTOR PROFILE                      Conservative investors seeking
                                      current income through a liquid
                                      investment

INVESTMENT STRATEGY


The STI Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities and repurchase agreements collateralized by these securities. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR FOR THE PAST TWO YEARS. SINCE INSTITUTIONAL SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, RETURNS FOR CORPORATE TRUST SHARES WILL BE SUBSTANTIALLY SIMILAR TO THOSE OF THE INSTITUTIONAL SHARES, SHOWN HERE, AND WILL DIFFER ONLY TO THE EXTENT THAT EACH CLASS HAS DIFFERENT EXPENSES. *


                                 1997                     5.44%
                                 1998                     5.30%


                              BEST QUARTER            WORST QUARTER
                                 1.37%                     1.20%
                               (9/30/97)                 (12/31/98)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.27%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE IBC/FINANCIAL DATA U.S. TREASURY & REPO AVERAGE.


INSTITUTIONAL SHARES                                                            1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------- -------------- -----------------
Classic Institutional U.S. Treasury Securities Money Market Fund                5.30%           5.37%*
IBC/Financial Data U.S. Treasury & Repo Average                                 4.81%          4.85%**


*        SINCE 12/12/96
**       SINCE 12/31/96


TO OBTAIN INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.


WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data U.S. Treasury Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         CORPORATE TRUST SHARES
     -------------------------------------------------- ------------------------
     Investment Advisory Fees                                    0.20%
     Other Expenses*                                             0.32%
                                                                 -----
     Total Annual Fund Operating Expenses                        0.52%


*     OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

     EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR             3 YEARS              5 YEARS                10 YEARS
        $53                $167                 $291                    $653

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses will be lower because the Adviser is voluntarily waiving a portion of its fees. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES, OTHER EXPENSES AND TOTAL OPERATING EXPENSES ARE 0.15%, 0.30% AND 0.45%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK


YEAR 2000 RISK -- The Fund depends on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its mission critical service providers computer systems adjusted for the year 2000 transition, and has sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Fund. While such assurances have been received, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.


THE FUND'S OTHER INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).


INVESTMENT ADVISER


The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers its Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


Trusco Capital Management (Trusco) 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management.


The Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund had not commenced operations as of May 31, 1999.


The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGER

David Yealy has served as Vice President of Trusco since 1993. He has managed the Classic Institutional U.S. Treasury Securities Money Market Fund since it began operating in December 1996. He has more than 13 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") Corporate Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Corporate Trust Shares only to accounts of various banking subsidiaries of SunTrust Banks, Inc. which are administered by the Corporate Trust Division (SunTrust). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) SunTrust. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives the purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to be eligible to receive dividends declared on the day that purchase order is submitted, the Fund must generally receive that order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 4:00 p.m. Eastern time.


FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES AND OTHER FINANCIAL INSTITUTIONS


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST AT AN EARLIER TIME THAN THOSE LISTED ABOVE FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS SUNTRUST TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOVE HOW TO PURCHASE OR SELL FUND SHARES THROUGH YOUR ACCOUNT, INCLUDING SPECIFIC INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT SUNTRUST DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.


HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") on any Business Day by contacting SunTrust. SunTrust will provide information about how to sell your shares including any specific cut-off times required.

Redemption orders must be sent to the Fund by SunTrust as the record owner of shares. If you own Corporate Trust Shares through a subsidiary of SunTrust you may sell shares by following the procedures established when you opened your account or accounts.

Redemption orders must be received by the Fund on a Business Day before 3:00 p.m. Eastern time. Orders received after 3:00 p.m. Eastern time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.


REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Institutional Money Market Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-241-0901


BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Funds Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                          FOR THE SUNTRUST 401(K) PLAN

                                   PROSPECTUS
                                 OCTOBER 1, 1999

            CAPITAL APPRECIATION FUND (FORMERLY CAPITAL GROWTH FUND)
                             GROWTH AND INCOME FUND
                           INVESTMENT GRADE BOND FUND
                         PRIME QUALITY MONEY MARKET FUND
                              SHORT-TERM BOND FUND
                           SMALL CAP GROWTH STOCK FUND
                             VALUE INCOME STOCK FUND

                         INVESTMENT ADVISERS TO THE FUNDS
                             STI CAPITAL MANAGEMENT
                         TRUSCO CAPITAL MANAGEMENT, INC.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                     PAGE
     CAPITAL APPRECIATION FUND.......................................2
     GROWTH AND INCOME FUND..........................................4
     INVESTMENT GRADE BOND FUND......................................6
     PRIME QUALITY MONEY MARKET FUND.................................8
     SHORT-TERM BOND FUND............................................10
     SMALL CAP GROWTH STOCK FUND.....................................12
     VALUE INCOME STOCK FUND.........................................14
     MORE INFORMATION ABOUT RISK.....................................16
     EACH FUND'S OTHER INVESTMENTS...................................18
     ADVISERS AND PORTFOLIO MANAGERS.................................18
     PURCHASING AND SELLING FUND SHARES..............................19
     DIVIDENDS AND DISTRIBUTIONS.....................................24
     TAXES...........................................................25
     FINANCIAL HIGHLIGHTS............................................26
     HOW TO OBTAIN MORE INFORMATION ABOUT
     STI CLASSIC FUNDS...........................................Back Cover

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market value of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                        Capital appreciation

INVESTMENT FOCUS                       U.S. common stocks

SHARE PRICE VOLATILITY                 Moderate

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify companies
                                       with above average growth
                                       potential

INVESTOR PROFILE                       Investors who want the value of
                                       their investment to grow,
                                       but do not need to receive
                                       income on their investment

INVESTMENT STRATEGY

The Capital Appreciation Fund invest primarily in U.S. common stocks and other equity securities that the Adviser believes are undervalued by the stock market. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser rotates the Fund's investments among various market sectors based on the Adviser's research of business cycles. The Adviser's strategy focuses on large cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                   1993                          9.89%
                   1994                         -7.41%
                   1995                         31.15%
                   1996                         20.31%
                   1997                         31.13%
                   1998                         28.06%

                BEST QUARTER                WORST QUARTER
                   22.93%                      -11.16%
                 (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 10.45%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P 500 INDEX.

     TRUST SHARES                   1 YEAR         5 YEARS     SINCE INCEPTION
     -------------------------------------------------------------------------
     CAPITAL APPRECIATION FUND      28.06%         19.66%          18.64%*
     S&P 500 INDEX                  28.60%         24.05%          20.82%**

*  Since 7/1/92
** Since 7/31/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                            TRUST SHARES
 -----------------------------------------------------------------------
Investment Advisory Fees                                       1.15%
Other Expenses                                                 0.11%
                                                                    -----
Total Annual Fund Operating Expenses                           1.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

           1 YEAR         3 YEARS           5 YEARS             10 YEARS
            $128           $400              $692                $1,523

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.06% AND 1.17%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT FOCUS
 PRIMARY                                Long-term capital appreciation
 SECONDARY                              Current income

INVESTMENT FOCUS                        Equity securities

SHARE PRICE VOLATILITY                  Moderate

PRINCIPAL INVESTMENT STRATEGY           Attempts to identify securities
                                        of companies with market
                                        capitalizations of at least
                                        $1 billion with attractive valuation
                                        and/or above average earnings momentum
                                        relative either to their sectors or
                                        the market sectors as a whole

INVESTOR PROFILE                        Investors who are looking for
                                        capital appreciation potential and
                                        income with less volatility than
                                        the equity markets as a whole

INVESTMENT STRATEGY

The Growth and Income Fund invests primarily equity securities, including common stock and listed American Depository Receipts (ADR's), of domestic and common stock of companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio manager team selects stocks of companies with strong financial quality and above average earnings momentum are selected to secure the best relative values in each economic sector.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                   1993                         10.20%
                   1994                         -0.81%
                   1995                         29.38%
                   1996                         19.06%
                   1997                         27.69%
                   1998                         18.20%

                BEST QUARTER                WORST QUARTER
                   17.38%                      -10.36%
                 (6/30/97)                    (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 12.76%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES                   1 YEAR         5 YEARS     SINCE INCEPTION
-------------------------------------------------------------------------
GROWTH AND INCOME FUND         18.20%         18.19%          17.26%*
S&P 500 INDEX                  28.60%         24.05%          21.60%**

*  Since 9/25/92
** Since 9/30/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                           TRUST SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                       0.90%
Other Expenses                                                 0.11%
                                                               -----
Total Annual Fund Operating Expenses                           1.01%

* Expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

           1 YEAR         3 YEARS           5 YEARS             10 YEARS
            $103           $322              $558                $1,236

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisers."

INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                        High total return through current
                                       income and capital appreciation,
                                       while preserving the principal
                                       amount invested

INVESTMENT FOCUS                       Investment grade U.S. government
                                       and corporate debt securities

SHARE PRICE VOLATILITY                 Moderate

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify relatively
                                       inexpensive securities in a
                                       selected market index

INVESTOR PROFILE                       Investors who want to receive
                                       income from their investment, as
                                       well as an increase in the value of
                                       the investment

INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers Government/Corporate Bond Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                   1993                         10.84%
                   1994                         -3.32%
                   1995                         17.80%
                   1996                          2.34%
                   1997                          9.08%
                   1998                          9.19%

                BEST QUARTER                WORST QUARTER
                   6.11%                        -2.67%
                 (6/30/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.83%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS
GOVERNMENT/CORPORATE BOND INDEX.

TRUST SHARES                                      1 YEAR         5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND                          9.19%          6.78%            7.30%*
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX     9.47%          7.30%            7.77%**

*  Since 7/16/92
** Since 7/31/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                       0.74%
Other Expenses                                                 0.11%
                                                               -----
Total Annual Fund Operating Expenses                           0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

           1 YEAR         3 YEARS           5 YEARS             10 YEARS
             $87           $271              $471                $1,049

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.66% AND 0.77%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

PRIME QUALITY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                        High current income, while
                                       preserving capital and liquidity

INVESTMENT FOCUS                       Money market instruments

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify money market
                                       instruments with the most
                                       attractive risk/return trade-off

INVESTOR PROFILE                       Conservative investors who want to
                                       receive current income

INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality
U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                  1993                          2.77%
                  1994                          3.77%
                  1995                          5.47%
                  1996                          4.99%
                  1997                          5.15%
                  1998                          5.10%



               BEST QUARTER                WORST QUARTER
                  1.37%                        0.68%
                (6/30/95)                    (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.24%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA FIRST TIER AVERAGE.


TRUST SHARES                                      1 YEAR         5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND                    5.10%         4.89%           4.40%*
IBC/FINANCIAL DATA FIRST TIER AVERAGE              4.96%         4.79%           4.31%**

*  Since 6/8/92
** Since 6/30/92

To obtain information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data First Tier Average is a widely-recognized composite of money market funds which invest in securities rated in the highest category by at least two of the five recognized rating agencies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                       0.65%
Other Expenses                                                 0.12%
                                                               -----
Total Annual Fund Operating Expenses                           0.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

           1 YEAR         3 YEARS           5 YEARS             10 YEARS
             $79           $246              $428                  $954

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.48% AND 0.60%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SHORT-TERM BOND FUND

FUND SUMMARY

INVESTMENT GOAL                        High current income, while
                                       preserving capital

INVESTMENT FOCUS                       Investment grade U.S. government
                                       and corporate debt securities

SHARE PRICE VOLATILITY                 Low

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify securities that
                                       offer a comparably better return
                                       than similar securities for a given
                                       level of credit risk

INVESTOR PROFILE                       Income oriented investors who are
                                       willing to accept increased risk
                                       for the possibility of returns
                                       greater than money market investing

INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day to day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                   1994                         -0.07%
                   1995                         11.77%
                   1996                          3.90%
                   1997                          6.78%
                   1998                          6.84%

                BEST QUARTER                WORST QUARTER
                   3.76%                        -0.58%
                 (6/30/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -0.20%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX AND THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT SPONSORED/CORPORATE INDEX.

TRUST SHARES                                                                   1 YEAR    5 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                           6.84%      5.77%        5.68%*
Salomon One Year Treasury Benchmark On-the-Run Index                           5.89%      5.66%        5.38%**
Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index                 6.95%      6.00%        5.79%**

*  Since 3/15/93
** Since 3/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon One Year Treasury Benchmark On-the-Run Index is a widely-recognized index of U.S. Treasury securities. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the index have maturities 1 year or greater and less than 3 years.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                       0.65%
Other Expenses                                                 0.12%
                                                               -----
Total Annual Fund Operating Expenses                           0.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

           1 YEAR         3 YEARS           5 YEARS             10 YEARS
            $79            $246              $428                 $954

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.55% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SMALL CAP GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

INVESTMENT FOCUS                       U.S. small cap common stocks of
                                       growth companies

SHARE PRICE VOLATILITY                 High

PRINCIPAL INVESTMENT STRATEGY          Identifies small cap companies with
                                       above average growth potential

INVESTOR PROFILE                       Investors who want the value of
                                       their investment to grow, but do
                                       not need current income

INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above average earnings and sales growth potential. The selected companies tend to have an established operating history and a solid balance sheet.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, small capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The Small Cap Growth Stock Fund commenced operations on October 8, 1998, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                       1.15%
Other Expenses*                                                0.34%
                                                               -----
Total Annual Fund Operating Expenses                           1.49%

* Other Expenses are based on estimated amounts for the current year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

           1 YEAR         3 YEARS           5 YEARS             10 YEARS
            $152           $471              $813                $1,779

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.86% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

VALUE INCOME STOCK FUND

FUND SUMMARY

INVESTMENT GOALS
 PRIMARY                               Current income
 SECONDARY                             Capital appreciation

INVESTMENT FOCUS                       U.S. common stocks

SHARE PRICE VOLATILITY                 Moderate

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify high dividend-
                                       paying, undervalued stocks

INVESTOR PROFILE                       Investors who are looking for
                                       current income and capital
                                       appreciation with less volatility
                                       than the average stock fund

INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                   1990                         -4.93%
                   1991                         39.30%
                   1992                         20.05%
                   1993                         11.14%
                   1994                          3.54%
                   1995                         35.93%
                   1996                         19.46%
                   1997                         27.08%
                   1998                         10.58%

                BEST QUARTER                WORST QUARTER
                   18.56%                      -14.86%
                 (3/31/91)                    (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 13.51%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P/BARRA VALUE INDEX AND THE LIPPER EQUITY INCOME INDEX.

TRUST SHARES                            1 YEAR     5 YEARS     SINCE INCEPTION
-------------------------------------------------------------------------------
     VALUE INCOME STOCK FUND            10.58%     18.76%          17.21%*
     S&P/BARRA VALUE INDEX              14.68%     19.88%          15.76%*
     LIPPER EQUITY INCOME INDEX         11.78%     16.62%          13.53%*

* Since 10/31/89

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/BARRA Value
Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price to book ratios. The Lipper Equity Income Fund Index is an equally weighted index of typically the 30 largest funds that seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                       0.80%
Other Expenses                                                 0.12%
                                                               -----
Total Annual Fund Operating Expenses                           0.92%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


           1 YEAR         3 YEARS           5 YEARS             10 YEARS
             $94           $293              $509                $1,131

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisers."

MORE INFORMATION ABOUT RISK

EQUITY RISK-- Equity securities include public and privately issued equity                CAPITAL APPRECIATION FUND
securities, common and preferred stocks, warrants, rights to subscribe to                 GROWTH AND INCOME FUND
common stock and convertible securities, as well as instruments that                      SMALL CAP GROWTH STOCK FUND
attempt to track the price movement of equity indices. Investments in                     VALUE INCOME STOCK FUND
equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of fixed income investments change in               INVESTMENT GRADE BOND FUND
response to interest rate changes and other factors. During periods of                    SHORT-TERM BOND FUND
falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

     CREDIT RISK -- The possibility that an issuer will be unable to make                 INVESTMENT GRADE BOND FUND
     timely payments of either principal or interest.                                     SHORT-TERM BOND FUND



FOREIGN SECURITY RISKS-- Investments in securities of foreign companies or                GROWTH AND INCOME FUND
governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S.
and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

YEAR 2000 RISK-- The Funds depend on the smooth functioning of computer                   ALL FUNDS
systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the
Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their shareholders.


EACH FUND'S OTHER INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Prime Quality Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than the Prime Quality Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENTS ADVISERS

The Investment Advisers make investment decisions for the Funds and continuously review, supervise and administer each Fund's respective investment program. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in its management activities.

STI Capital Management, N.A., (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Adviser to the Capital Appreciation Fund, Investment Grade Bond Fund and Value Income Stock Fund. As of July 1, 1999, STI had approximately $14.5 billion in assets under management. For the fiscal period ended May 31, 1999, STI received advisory fees of:

          CAPITAL APPRECIATION FUND                            1.06%
          INVESTMENT GRADE BOND FUND                           0.66%
          VALUE INCOME STOCK FUND                              0.80%

Trusco Capital Management (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Growth and Income Fund, Prime Quality Money Market Fund, Short-Term Bond Fund and Small Cap Growth Stock Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco received advisory fees of:

          PRIME QUALITY MONEY MARKET FUND                      0.48%
          SHORT-TERM BOND FUND                                 0.55%

The Small Cap Growth Stock Fund had not commenced a full fiscal year as of May 31, 1999.

Prior to May 24, 1999, Crestar Asset Management Company served as the Adviser to the predecessor of the Growth and Income Fund. For the period ended May 31, 1999, Crestar Asset Management Company and/or Trusco received advisory fees of 0.75% for the Growth and Income Fund.

The Advisers may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Anthony R. Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Appreciation Fund since it began operating in June 1992. He has more than 30 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as lead portfolio manager of the Growth and Income Fund since it began operating in September 1992. Since 1992, he has served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999. Mr. Markunas has more than 17 years of investment experience.

The Investment Grade Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has co-managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of investment experience.

Mr. West has served as a Managing Director of STI and has worked there since 1985. He has more than 13 years of investment experience. Mr. West also co-manages the Investment Grade Bond Fund with Mr. Denney.

Mr. David Yealy has served as Vice President of Trusco since 1993. He has managed the Prime Quality Money Market Fund since it began operating in June 1992. He has more than 13 years of investment experience.

Ms. Agnes Pampush, CFA, has served as Vice President of Trusco since 1988. She has managed the Short-Term Bond Fund since February 1999. She has more than 16 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. Prior to joining Trusco, Mr. Garfinkel served as a portfolio manager with SunTrust Banks. He has more than 10 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. He has more than 17 years of investment experience. Mr. Lewis has served as a Portfolio Manager of STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 7 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy or sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not do so for shares of the Prime Quality Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock

Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund (except the Prime Quality Money Market Fund), generally the Funds must receive your purchase order before 4:00 p.m. Eastern time. The Prime Quality Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Prime Quality Money Market Fund must generally receive your order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 4:00 p.m. Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as the Prime Quality Money Market Fund receives federal funds before calculating its NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund (except the Prime Quality Money Market Fund) generally values its investment portfolio at market price. In calculating NAV for the Prime Quality Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Prime Quality Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The Growth and Income Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Prime Quality Money Market Fund on a Business Day before 3:00 p.m. Eastern time. Orders received after 3:00 p.m. Eastern time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

Declared Daily and Distributed Monthly         Quarterly
--------------------------------------         ---------
Investment Grade Bond Fund                     Capital Appreciation
Prime Quality Money Market Fund                Growth and Income Fund
Short-Term Bond Fund                           Small Cap Growth Stock Fund
                                               Value Income Stock Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund except the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual reports, which contains more performance information, at no charge by calling 1-800-874-4770.

FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                     NET ASSET                    NET REALIZED AND    DISTRIBUTIONS
                     VALUE        NET             UNREALIZED GAINS    FROM NET         DISTRIBUTIONS     NET ASSET
                     BEGINNING    INVESTMENT      (LOSSES)            INVESTMENT       FROM REALIZED     VALUE END     TOTAL
                     OF PERIOD    INCOME (LOSS)   ON INVESTMENTS      INCOME           CAPITAL GAINS     OF PERIOS     RETURN+
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
TRUST SHARES
1999                   $16.48       $ 0.05           $ 2.70             $(0.06)         $ (2.55)          $16.62      17.83%
1998                    15.09         0.09             3.96              (0.09)           (2.57)           16.48      29.51
1997                    14.90         0.12             3.13              (0.12)           (2.94)           15.09      24.66
1996                    12.18         0.12             3.32              (0.13)           (0.59)           14.90      28.97
1995                    11.99         0.16             0.57              (0.14)           (0.40)           12.18       6.63

GROWTH AND INCOME FUND (A)
TRUST SHARES
1999(1)                $15.10       $ 0.04           $ 1.97             $(0.02)         $ (1.00)          $16.09      14.24%
FOR THE YEARS ENDED NOVEMBER 30:
1998                    16.55         0.09             1.64              (0.09)           (3.09)           15.10      13.64%
1997                    13.39         0.14             3.24              (0.15)           (0.07)           16.55      25.41
1996                    11.60         0.17             2.38              (0.17)           (0.59)           13.39      22.68
1995                    10.73         0.24             2.62              (0.26)           (1.73)           11.60      28.76
1994                    11.38         0.20            (0.24)             (0.19)           (0.42)           10.73      (0.49)

INVESTMENT GRADE BOND FUND
TRUST SHARES
1999                   $10.65       $ 0.56           $(0.11)            $(0.56)          $(0.18)          $10.36       4.25%
1998                    10.16         0.60             0.49              (0.60)              --            10.65      10.92
1997                    10.07         0.60             0.09              (0.60)              --            10.16       6.99
1996                    10.26         0.60            (0.19)             (0.60)              --            10.07       4.02
1995                     9.89         0.61             0.37              (0.61)              --            10.26      10.39

PRIME QUALITY MONEY MARKET FUND
TRUST SHARES
1999                    $1.00       $ 0.05           $   --             $(0.05)          $   --            $1.00       4.83%
1998                     1.00         0.05               --              (0.05)              --             1.00       5.22%
1997                     1.00         0.05               --              (0.05)              --             1.00       5.01%
1996                     1.00         0.05               --              (0.05)              --             1.00       5.25%
1995                     1.00         0.05               --              (0.05)              --             1.00       4.79%

                                                                                                 RATIO OF
                                                                          RATIO OF               NET INVESTMENT
                                     RATIO OF       RATIO OF              EXPENSES TO            INCOME TO
                     NET ASSETS      EXPENSES TO    NET INVESTMENT        AVERAGE NET ASSETS     AVERAGE NET ASSETS     PORTFOLIO
                     END OF          AVERAGE NET    INCOME TO             (EXCLUDING WAIVERS     (EXCLUDING WAIVERS     TURNOVER
                     PERIOD (000)    ASSETS         AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)    RATE
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
TRUST SHARES
1999                  $1,966,842        1.17%              0.29%                 1.26%                    0.20%           147%
1998                   1,532,587        1.16               0.61                  1.27                     0.50            194
1997                   1,085,128        1.15               0.83                  1.25                     0.73            141
1996                     981,498        1.15               0.90                  1.27                     0.78            156
1995                     984,205        1.15               1.38                  1.28                     1.25            128

GROWTH AND INCOME FUND (A)
TRUST SHARES
1999(1)               $  634,279        1.14%              0.49%                 1.43%                    0.20%            31%
FOR THE YEARS ENDED NOVEMBER 30:
1998                     577,042        1.03%              0.63%                 1.21                     0.45%            71%
1997                     590,824        1.02               0.92                  1.17                     0.77            100
1996                     553,648        1.02               1.38                  1.17                     1.23             82
1995                     220,386        1.02               2.16                  1.17                     2.01            175
1994                     166,713        1.01               1.82                  1.01                     1.82            116

INVESTMENT GRADE BOND FUND
TRUST SHARES
1999                  $1,149,068        0.77%              5.25%                 0.85%                    5.17%           221%
1998                     793,488        0.76               5.67                  0.86                     5.57            109
1997                     633,646        0.75               5.89                  0.85                     5.79            298
1996                     599,514        0.75               5.81                  0.87                     5.69            184
1995                     543,308        0.75               6.22                  0.88                     6.09            238

PRIME QUALITY MONEY MARKET FUND
TRUST SHARES
1999                  $3,903,232        0.60%              4.69%                 0.77%                    4.52%
1998                   1,880,229        0.59%              5.10%                 0.77%                    4.92%
1997                   1,086,555        0.58%              4.90%                 0.76%                    4.72%
1996                   1,050,800        0.58%              5.11%                 0.78%                    4.91%
1995                     799,189        0.58%              4.77%                 0.79%                    4.56%


+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.

(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.

(A) On May 24, 1999, the Crestar Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The Crestar Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "-" are either $0 or round to $0.

FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                     NET ASSET                    NET REALIZED AND    DISTRIBUTIONS
                     VALUE        NET             UNREALIZED GAINS    FROM NET         DISTRIBUTIONS     NET ASSET
                     BEGINNING    INVESTMENT      (LOSSES)            INVESTMENT       FROM REALIZED     VALUE END     TOTAL
                     OF PERIOD    INCOME (LOSS)   ON INVESTMENTS      INCOME           CAPITAL GAINS     OF PERIOD     RETURN+
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND
TRUST SHARES
1999                   $10.05       $ 0.51           $(0.10)            $(0.52)          $(0.03)          $ 9.91       4.06%
1998                     9.90         0.55             0.16              (0.55)           (0.01)           10.05       7.31
1997                     9.86         0.53             0.07              (0.53)           (0.03)            9.90       6.30
1996                     9.98         0.54            (0.10)             (0.54)           (0.02)            9.86       4.45
1995                     9.79         0.53             0.19              (0.53)              --             9.98       7.60

SMALL CAP GROWTH STOCK FUND
TRUST SHARES
1999(1)                $10.00       $(0.05)          $ 4.62             $   --           $(0.02)          $14.55      45.70%

VALUE INCOME STOCK FUND
TRUST SHARES
1999                   $13.90       $ 0.24           $ 1.02            $(0.24)           $(2.07)          $12.85      11.13%
1998                    13.71         0.26             2.62             (0.27)            (2.42)           13.90      23.10
1997                    13.15         0.30             2.32             (0.30)            (1.76)           13.71      22.18
1996                    11.59         0.35             2.71             (0.34)            (1.16)           13.15      27.91
1995                    10.54         0.32             1.56             (0.32)            (0.51)           11.59      19.06

                                                                                                 RATIO OF
                                                                          RATIO OF               NET INVESTMENT
                                     RATIO OF       RATIO OF              EXPENSES TO            INCOME (LOSS) TO
                     NET ASSETS      EXPENSES TO    NET INVESTMENT        AVERAGE NET ASSETS     AVERAGE NET ASSETS     PORTFOLIO
                     END OF          AVERAGE NET    INCOME (LOSS) TO      (EXCLUDING WAIVERS     (EXCLUDING WAIVERS     TURNOVER
                     PERIOD (000)    ASSETS         AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)    RATE
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND
TRUST SHARES
1999                  $  209,904        0.67%              5.12%                 0.77%                    5.02%           108%
1998                     120,422        0.66               5.47                  0.79                     5.34             87
1997                      89,701        0.65               5.37                  0.78                     5.24            118
1996                      91,156        0.65               5.39                  0.81                     5.23            163
1995                      60,952        0.65               5.49                  0.85                     5.29            200

SMALL CAP GROWTH STOCK FUND
TRUST SHARES
1999(2)               $  152,290        1.20%             (0.48)%                1.49%                   (0.77)%           75%

VALUE INCOME STOCK FUND
TRUST SHARES
1999                  $1,589,951        0.92%              1.91%                 0.92%                    1.91%            69%
1998                   1,725,418        0.92               1.85                  0.92                     1.85             99
1997                   1,488,062        0.91               2.40                  0.91                     2.40            105
1996                   1,244,399        0.92               2.86                  0.92                     2.86            134
1995                     991,977        0.95               3.16                  0.95                     3.16            126

+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.

(1) Commenced operations on October 8, 1998. All ratios for the period have been annualized.

                                STI CLASSIC FUNDS

INVESTMENT ADVISERS

STI Capital Management, N.A.
P.O. Box 3808
Orlando, FL 32802

Trusco Capital Management., Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Fund's Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                               MONEY MARKET FUNDS
                            INVESTOR AND FLEX SHARES

                                   PROSPECTUS
                                 OCTOBER 1, 1999

                         PRIME QUALITY MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

                               INVESTMENT ADVISER
                         TRUSCO CAPITAL MANAGEMENT, INC.

                     THE SECURITIES AND EXCHANGE COMMISSION
                      HAS NOT APPROVED OR DISAPPROVED THESE
                          SECURITIES OR PASSED UPON THE
                          ADEQUACY OF THIS PROSPECTUS.
                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor and Flex Shares of the Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                 PAGE
     PRIME QUALITY MONEY MARKET FUND.............................  2
     TAX-EXEMPT MONEY MARKET FUND................................  4
     TAX-FREE MONEY MARKET FUND..................................  6
     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND................  8
     MORE INFORMATION ABOUT RISK................................. 10
     EACH FUND'S OTHER INVESTMENTS............................... 10
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS............... 11
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.............. 11
     DIVIDENDS AND DISTRIBUTIONS................................. 15
     TAXES....................................................... 15
     FINANCIAL HIGHLIGHTS........................................ 16
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS.......................................Back Cover


[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

PRIME QUALITY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         High current income, while preserving capital and liquidity

INVESTMENT FOCUS                        Money market instruments

PRINCIPAL INVESTMENT STRATEGY           Attempts to identify money market instruments with the most attractive risk/return trade-off

INVESTOR PROFILE                        Conservative investors who want to receive current income from their investment


INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

                     1993                          2.60%
                     1994                          3.60%
                     1995                          5.30%
                     1996                          4.82%
                     1997                          4.97%
                     1998                          4.92%

                 BEST QUARTER                 WORST QUARTER
                    1.33%                         0.64%
                  (6/30/95)                     (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.15%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA FIRST TIER AVERAGE.

INVESTOR SHARES                                  1 YEAR       5 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND                  4.92%         4.72%           4.23%*
IBC/FINANCIAL DATA FIRST TIER AVERAGE            4.96%         4.79%           4.31%**

*    Since 6/8/92
**   Since 6/30/92

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data First Tier Average is a widely-recognized composite of money market funds which invest in securities rated in the highest category by at least two of the five recognized rating agencies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     INVESTOR SHARES    FLEX SHARES
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                       None             2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*                None             None

* This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         INVESTOR SHARES          FLEX SHARES
---------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.65%                  0.65%
Distribution and Service (12b-1) Fees                                         0.20%                  0.75%
Other Expenses                                                                0.12%                  0.27%
                                                                              -----                  -----
Total Annual Fund Operating Expenses                                          0.97%                  1.67%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                            $99                 $309                 $536                $1,190
FLEX SHARES                               $270                 $526                 $907                $1,976

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                             $99                 $309                $536                $1,190
FLEX SHARES                                $170                 $526                $907                $1,976

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE 0.48%, 0.17 AND 0.77%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.48%, 0.75% AND 1.50% RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

TAX-EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                                   High current interest income exempt from federal income taxes, while preserving capital and liquidity

INVESTMENT FOCUS                                  Municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY                     Attempts to increase income without added risk by
                                                  analyzing credit quality

INVESTOR PROFILE                                  Conservative investors who want to receive current
                                                  tax-exempt income from their investment


INVESTMENT STRATEGY

The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT THE RISKS OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

                      1993                          1.90%
                      1994                          2.37%
                      1995                          3.36%
                      1996                          2.94%
                      1997                          3.11%
                      1998                          2.90%

                   BEST QUARTER                WORST QUARTER
                      0.89%                        0.42%
                    (6/30/95)                    (3/31/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 1.24%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.

INVESTOR SHARES                                                                 1 YEAR    5 YEARS   SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND                                                     2.90%     2.94%        2.71%*
IBC/FINANCIAL DATA TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE                2.92%     2.92%        2.72%**

*    Since 6/8/92
**   Since 6/30/92

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from Federal taxation.

FUND FEES AND EXPENSES

This table describes the fund's fees and expenses that you may pay if you buy and hold fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         INVESTOR SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.55%
Distribution and Service (12b-1) Fees                                         0.15%
Other Expenses                                                                0.12%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.82%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
             $84                           $262                         $455                        $1,014

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE 0.41%, 0.11% AND 0.64%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

TAX-FREE MONEY MARKET FUND

FUND SUMMARY
***

INVESTMENT GOAL                                   High current income exempt from federal income tax,
                                                  while preserving capital and liquidity

INVESTMENT FOCUS                                  Municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY                     Attempts to increase income without added risk by
                                                  analyzing credit quality

INVESTOR PROFILE                                  Conservative investors who want to receive current
                                                  tax-exempt income from their investment

***
INVESTMENT STRATEGY
***
The Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. The Fund may invest more than 25% of its assets in money market instruments issued by issuers located in one or more of the following states: Arizona, California, Maryland, New Jersey, New York and Pennsylvania and will invest more than 25% of its assets in money market instruments issued by issuers located in Virginia. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

***

WHAT THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Investor Shares from year to year.*

                                   1994                          2.11%
                                   1995                          3.27%
                                   1996                          3.10%
                                   1997                          3.07%
                                   1998                          2.92%

                                  BEST QUARTER                WORST QUARTER
                                     0.91%                        0.37%
                                   (3/31/96)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 1.26%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.


INVESTOR SHARES                                                                 1 YEAR   5 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------- -----------------------------------
TAX-FREE MONEY MARKET FUND                                                       2.92%    2.89%        2.73%*
IBC/FINANCIAL DATA TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE                2.92%    2.92%        2.82%**

*    Since 5/5/93
**   Since 5/31/93

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from Federal taxation.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                                        INVESTORS SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.40%
Distribution and Service (12b-1) Fees                                         0.40%
Other Expenses                                                                0.31%
                                                                              -----
Total Annual Fund Operating Expenses                                          1.11%

*    EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
             $113                          $353                         $612                        $1,352

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE 0.40%, 0.00% AND 0.67%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

FUND SUMMARY
***

INVESTMENT GOAL                                  High current income, while preserving capital and liquidity

INVESTMENT FOCUS                                 U.S. Treasury and government agency securities, and
                                                 repurchase agreements
PRINCIPAL INVESTMENT STRATEGY                    Attempts to increase income without adding undue risk by
                                                 analyzing yields
INVESTOR PROFILE                                 Conservative investors who want to receive current income

***

INVESTMENT STRATEGY

***

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, government agency securities that are backed by the full faith and credit of the U.S. government, and repurchase agreements involving these securities. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.
***

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR.*

                                   1993                          2.52%
                                   1994                          3.48%
                                   1995                          5.25%
                                   1996                          4.66%
                                   1997                          4.85%
                                   1998                          4.73%
                                BEST QUARTER                WORST QUARTER
                                   1.32%                        0.61%
                                 (6/30/95)                    (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.01%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the IBC/Financial Data U.S. Treasury & Repo average.


INVESTOR SHARES                                                 1 YEAR     5 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund                    4.73%       4.59%         4.11%*
IBC/Financial Data U.S. Treasury & Repo Average                 4.81%       4.66%         4.19%**

*    Since 6/8/92
**   Since 6/30/92

TO OBTAIN MORE INFORMATION ABOUT THE FUND'S YIELD, CALL 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         INVESTOR SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.65%
Distribution and Service (12b-1) Fees                                         0.17%
Other Expenses                                                                0.16%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.98%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
             $100                          $312                         $542                        $1,201

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE 0.52%, 0.09% AND 0.77%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK-- The market value of fixed       TAX-EXEMPT MONEY MARKET FUND
income investments change in response to            TAX-FREE MONEY MARKET FUND
interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

MUNICIPAL ISSUER RISK-- There may be economic       TAX-EXEMPT MONEY MARKET FUND
or political changes that impact the ability of     TAX-FREE MONEY MARKET FUND
municipal issuers to repay principal and to make interest payments on municipal securities.
Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.
Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

YEAR 2000 RISK-- The Funds depend on the smooth     ALL FUNDS
functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their mission critical service providers whether they expect to have their computer systems adjusted for the year
2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

EACH FUND'S OTHER INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI). Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER
***
The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco received advisory fees of:

     PRIME QUALITY MONEY MARKET FUND                                     0.48%
     TAX-EXEMPT MONEY MARKET FUND                                        0.51%
     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND                        0.52%

Crestar Asset Management Company served as the Adviser to the predecessor of the Tax-Free Money Market Fund. For the period ended May 31, 1999, Crestar Asset Management Company and/or Trusco received advisory fees of 0.40% for the Tax-Free Money Market Fund.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. David Yealy has served as Vice President of Trusco since 1993. He has managed the Prime Quality Money Market Fund and the U.S. Government Securities Money Market Fund since they began operating in June 1992. He has more than 13 years of investment experience.

Ms. Mary Cernilli, CFA, has served as Vice President of Trusco since 1993. She has managed the Tax-Exempt Money Market Fund since June 1993. She has more than 8 years of investment experience.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the Tax-Free Money Market Fund since 1995. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice President since 1995 of Crestar Asset Management Company. Mr. Bowman has more than 5 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Investor Shares and Flex Shares of the Funds. Flex Shares of the Prime Quality Money Market Fund are available only through exchanges of Flex Shares of other STI Classic Funds or, potentially, in the future, Flex Shares of the Prime Quality Money Market Fund may be used to set up a systematic exchange program to purchase Flex Shares of other STI Classic Funds. Currently no such exchange program is available. Flex Shares of the Prime Quality Money Market Funds (i) are subject to a 2% contingent deferred sales charge if you redeem your shares within one year of the date you purchased the original STI Classic Fund Flex Share; and (ii) have higher annual expenses than Investor Shares of the Prime Quality Money Market Fund.

HOW TO PURCHASE FUND SHARES
***
A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may transact business with the Funds by:

-    Mail
-    Telephone (1-800-874-4770)
-    Wire
-    Automated Clearing House (ACH)

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

***
WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must generally receive your order before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, before 12:00 p.m. Eastern time for the Tax-Free Money Market Fund or before 3:00 p.m. Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund. Also each Fund must receive federal funds (readily available funds) before 4:00 p.m. Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before the Funds calculate their NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund Share is the value of that Share's portion of all the net assets in the Fund.

MINIMUM PURCHASES
***
To purchase shares for the first time, you must invest at least $2,000 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Funds at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase Investor Shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 up to $100,000 once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons: o to make certain withdrawals from a retirement plan (not including IRAs); o because of death or disability; or o for certain payments under the Systematic Withdrawal Plan (which is discussed later).

OFFERING PRICE OF FUND SHARES

The offering price of Investor and Flex Shares is the NAV next calculated after the transfer agent receives your request. Less, in the case of Flex Shares of the Prime Quality Money Market Fund, any applicable sales charge.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

Redemption orders must be received by the Funds on a Business Day before 11:00 a.m. Eastern Time for the Tax-Exempt Money Market Fund, 12:00 p.m. Eastern Time for the Tax-Free Money Market Fund or 3:00 p.m. Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund. Orders received after these times will be executed the following Business Day.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS
DAYS).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required $2,000 because of redemptions you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds directly by mail or telephone.

You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

INVESTOR SHARES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

For Investor Shares

Prime Quality Money Market Fund                        0.20%
Tax-Exempt Money Market Fund                           0.15%
Tax-Free Money Market Fund                             0.40%
U.S. Government Securities Money Market Fund           0.17%

For Flex Shares of the Prime Quality Money Market Fund, the maximum distribution fee is 1.00% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

The Tax-Exempt Money Market Fund and Tax-Free Money Market Fund intend to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund except the Tax-Free Money Market Fund for the periods ended prior to May 31, 1999 have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Tax-Free Money Market Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4770.

STI Classic Funds financial highlights
for the periods ended May 31, and November 30, for a share outstanding throughout the period



                                              DISTRIBUTIONS
                 NET ASSET VALUE   NET        FROM NET      NET ASSET
                 BEGINNING OF      INVESTMENT INVESTMENT    VALUE END     TOTAL
                 PERIOD            INCOME     INCOME        OF PERIOD     RETURN(+)
------------------------------------------------------------------------------

PRIME QUALITY MONEY MARKET FUND
INVESTOR SHARES
1999             $1.00          $0.05         $(0.05)          $1.00          4.66%
1998              1.00           0.05          (0.05)           1.00          5.04%
1997              1.00           0.05          (0.05)           1.00          4.84%
1996              1.00           0.05          (0.05)           1.00          5.08%
1995              1.00           0.05          (0.05)           1.00          4.62%

TAX-EXEMPT MONEY MARKET FUND
INVESTOR SHARES
1999             $1.00          $0.03         $(0.03)          $1.00          2.69%
1998              1.00           0.03          (0.03)           1.00          3.09%
1997              1.00           0.03          (0.03)           1.00          2.97%
1996              1.00           0.03          (0.03)           1.00          3.16%
1995              1.00           0.03          (0.03)           1.00          3.00%

TAX-FREE MONEY MARKET FUND (A)
INVESTOR SHARES
1999*            $1.00          $0.01         $(0.01)          $1.00          1.27%
FOR THE YEAR ENDED NOVEMBER 30:
1998              1.00           0.03         $(0.03)           1.00          2.96%
1997              1.00           0.03          (0.03)           1.00          3.05%
1996              1.00           0.03          (0.03)           1.00          3.13%
1995              1.00           0.03          (0.03)           1.00          3.25%
1994              1.00           0.02          (0.02)           1.00          1.98%

                                                                                        RATIO OF
                                                                       RATIO OF         NET INVESTMENT
                                         RATIO OF         RATIO OF     EXPENSES TO      INCOME TO
                       NET               EXPENSES         NET          AVERAGE NET      AVERAGE NET
                       ASSETS            TO               INVESTMENT   ASSETS           ASSETS
                       END OF            AVERAGE          INCOME TO    (EXCLUDING       (EXCLUDING
                       PERIOD            NET              AVERAGE      WAIVERS AND      WAIVERS AND
                       (000)             ASSETS           NET ASSETS   REIMBURSEMENTS)  REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
INVESTOR SHARES
1999                   $918,100             0.77%          4.52%          0.97%            4.32%
1998                    411,821             0.76%          4.93%          0.98%            4.71%
1997                    283,544             0.75%          4.74%          0.97%            4.52%
1996                    215,696             0.75%          4.94%          1.00%            4.69%
1995                    157,616             0.75%          4.55%          1.01%            4.29%

TAX-EXEMPT MONEY MARKET FUND
INVESTOR SHARES
1999                   $128,854             0.64%          2.66%          0.82%            2.48%
1998                    134,538             0.62%          3.04%          0.83%            2.83%
1997                    102,013             0.62%          2.92%          0.83%            2.71%
1996                     95,223             0.62%          3.10%          0.85%            2.87%
1995                     87,647             0.55%          3.00%          0.87%            2.68%

TAX-FREE MONEY MARKET FUND (A)
INVESTOR SHARES
1999*                    $5,955             0.67%          2.52%          1.06%            2.13%
FOR THE YEAR ENDED NOVEMBER 30:
1998                      8,851             0.67%          2.92%          1.07%            2.52%
1997                      7,634             0.68%          3.42%          1.08%            3.02%
1996                      2,994             0.67%          2.86%          1.07%            2.46%
1995                      1,627             0.67%          3.16%          1.07%            2.76%
1994                        757             0.76%          1.97%          1.44%            1.29%


 * ANNUALIZED.
(+) TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(A) ON MAY 24, 1999, THE CRESTAR TAX FREE MONEY FUND, EXCHANGED ALL OF ITS ASSETS AND CERTAIN LIABILITIES FOR SHARES OF THE TAX-FREE MONEY MARKET FUND. THE CRESTAR TAX-FREE MONEY FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO MAY 24, 1999 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.

STI CLASSIC FUNDS FINANCIAL HIGHLIGHTS
FOR THE PERIOD FROM INCEPTION THROUGH MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                                                    RATIO OF
                                                                                        RATIO OF    RATIO OF        NET INVESTMENT
                                                                              RATIO OF  NET         EXPENSES TO     INCOME TO
                                  DISTRIBUTIONS                               EXPENSES  INVESTMENT  AVERAGE NET     AVERAGE NET
            NET ASSET             FROM                              NET       TO        INCOME TO   ASSETS          ASSETS
            VALUE      NET        NET           NET ASSET           ASSETS    AVERAGE   AVERAGE     (EXCLUDING      (EXCLUDING
            BEGINNING  INVESTMENT INVESTMENT    VALUE END  TOTAL    END OF    NET       NET ASSETS  WAIVERS AND     WAIVERS AND
            OF PERIOD  INCOME     INCOME        OF PERIOD  RETURN+  PERIOD    (000)     ASSETS      REIMBURSEMENTS) REIMBURSEMENTS)
----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
INVESTOR SHARES
1999            $1.00    $ 0.04   $(0.04)        $1.00     4.41%   $ 61,472    0.77%     4.32%           0.98%         4.11%
1998             1.00      0.05    (0.05)         1.00     4.90%     58,753    0.76%     4.79%           0.96%         4.59%
1997             1.00      0.05    (0.05)         1.00     4.69%     63,178    0.75%     4.59%           0.96%         4.38%
1996             1.00      0.05    (0.05)         1.00     4.99%     58,608    0.75%     4.88%           0.99%         4.64%
1995             1.00      0.04    (0.04)         1.00     4.51%     46,639    0.75%     4.51%           1.02%         4.24%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                                  TO THE FUNDS:

                       FOR PARTICIPANTS OF SUNTRUST BANKS
                           SPONSORED RETIREMENT PLANS

                                   PROSPECTUS

                                 OCTOBER 1, 1999

                                  BALANCED FUND
            CAPITAL APPRECIATION FUND (FORMERLY CAPITAL GROWTH FUND)
                                CORE EQUITY FUND
                           E-COMMERCE OPPORTUNITY FUND
                             GROWTH AND INCOME FUND
                            INTERNATIONAL EQUITY FUND
                         INTERNATIONAL EQUITY INDEX FUND
                           INVESTMENT GRADE BOND FUND
                  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
                               MID-CAP EQUITY FUND
                              SHORT-TERM BOND FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                              SMALL CAP EQUITY FUND
                           SMALL CAP GROWTH STOCK FUND
                         TAX SENSITIVE GROWTH STOCK FUND
                         U.S. GOVERNMENT SECURITIES FUND
                             VALUE INCOME STOCK FUND
                         PRIME QUALITY MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND
                         LIFE VISION BALANCED PORTFOLIO
                     LIFE VISION GROWTH AND INCOME PORTFOLIO
                      LIFE VISION MAXIMUM GROWTH PORTFOLIO

                               INVESTMENT ADVISERS
                                  TO THE FUNDS:
                          STI CAPITAL MANAGEMENT, N.A.
                         TRUSCO CAPITAL MANAGEMENT, INC.

                     THE SECURITIES AND EXCHANGE COMMISSION
                      HAS NOT APPROVED OR DISAPPROVED THESE
                          SECURITIES OR PASSED UPON THE
                          ADEQUACY OF THIS PROSPECTUS.
                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                 PAGE
     BALANCED FUND................................................2
     CAPITAL APPRECIATION FUND....................................4
     CORE EQUITY FUND.............................................6
     E-COMMERCE OPPORTUNITY FUND..................................8
     GROWTH AND INCOME FUND......................................10
     INTERNATIONAL EQUITY FUND...................................12
     INTERNATIONAL EQUITY INDEX FUND.............................14
     INVESTMENT GRADE BOND FUND..................................16
     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND...............18
     MID-CAP EQUITY FUND.........................................20
     SHORT-TERM BOND FUND........................................22
     SHORT-TERM U.S. TREASURY SECURITIES FUND....................24
     SMALL CAP EQUITY FUND.......................................26
     SMALL CAP GROWTH STOCK FUND.................................28
     TAX SENSITIVE GROWTH STOCK FUND.............................30
     U.S. GOVERNMENT SECURITIES FUND.............................32
     VALUE INCOME STOCK FUND.....................................34
     PRIME QUALITY MONEY MARKET FUND.............................36
     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND................38
     U.S. TREASURY MONEY MARKET FUND.............................40
     LIFE VISION BALANCED PORTFOLIO..............................44
     LIFE VISION GROWTH AND INCOME PORTFOLIO.....................46
     LIFE VISION MAXIMUM GROWTH PORTFOLIO........................48




     MORE INFORMATION ABOUT RISK.................................50
     EACH FUND'S OTHER INVESTMENTS...............................51
     THE INVESTMENT ADVISERS AND
     PORTFOLIO MANAGERS..........................................51
     PURCHASING AND SELLING FUND SHARES..........................54
     DIVIDENDS AND DISTRIBUTIONS.................................56
     TAXES.......................................................57
     FINANCIAL HIGHLIGHTS........................................58
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS.......................................66




[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation and current income

INVESTMENT FOCUS
 PRIMARY                            U.S. common stocks
 SECONDARY                          Bonds

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies with a
                                    history of earnings growth and bonds with minimal risk

INVESTOR PROFILE                    Investors who want income from their
                                    investment, as well as an increase in its value

INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds.
In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                      1995                         25.51%
                      1996                         12.13%
                      1997                         21.14%
                      1998                         19.55%
                     BEST QUARTER                WORST QUARTER
                        12.57%                       -5.70%
                      (12/31/98)                   (9/30/98)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 5.39%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX AND THE S&P 500 INDEX.


TRUST SHARES                                             1 YEAR      SINCE INCEPTION
---------------------------------------------------------------------------------------
Balanced Fund                                            19.55%          14.30%*
Lehman Government/Corporate Bond Index                    9.47%           7.11%**
S&P 500 Index                                            28.60%          23.66%**


*      SINCE 1/3/94
**     SINCE 1/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                          TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                     0.95%
Other Expenses                                               0.11%
                                                             -----
Total Annual Fund Operating Expenses                         1.06%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR          3 YEARS           5 YEARS          10 YEARS
       $108            $337              $585             $1,294

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.86% AND 0.97%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation

INVESTMENT FOCUS                    U.S. common stocks

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies with above
                                    average growth potential

INVESTOR PROFILE                    Investors who want the value of their
                                    investment to grow, but do not need to
                                    receive income on their investment

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes are undervalued by the stock market. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser rotates the Fund's investment among various market sectors based on the Adviser's research of business cycles. The Adviser's strategy focuses on large cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                            1993                   9.89%
                            1994                  -7.41%
                            1995                  31.15%
                            1996                  20.31%
                            1997                  31.13%
                            1998                  28.06%
                         BEST QUARTER                WORST QUARTER
                            22.93%                      -11.16%
                          (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 10.45%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998, TO THOSE OF THE S&P 500 INDEX.


TRUST SHARES                                  1 YEAR         5 YEARS     SINCE INCEPTION
------------------------------------------------------------------------------------------
Capital Appreciation Fund                     28.06%         19.66%          18.64%*
S&P 500 Index                                 28.60%         24.05%          20.82%**


*        SINCE 7/1/92
**       SINCE 7/31/92


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                               TRUST SHARES
------------------------------------------------------------------------------
Investment Advisory Fees                                           1.15%
Other Expenses                                                     0.11%
                                                                   -----
Total Annual Fund Operating Expenses                               1.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR              3 YEARS           5 YEARS            10 YEARS
        $128                $400              $692               $1,523

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.06% AND 1.17%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

CORE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term capital growth

INVESTMENT FOCUS                    Common stocks of mid-to large-cap companies

SHARE PRICE VOLATILITY              Moderate to high

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies with superior
                                    earnings trends

INVESTOR PROFILE                    Investors seeking long-term growth of
                                    capital without regard to income who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

The Core Equity Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. In selecting stocks for the Fund, the Adviser attempts to capture superior growth prospects based on earnings potential, profitability and other measures. These measures include growth characteristics such as whether a company makes significant investments in research and product development or whether a company is participating in rapidly expanding industries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, mid- to large-capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

As of September 30, 1999, the Core Equity Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  TRUST SHARES
------------------------------------------------------------------------------------
Investment Advisory Fees                                              1.10%
Other Expenses*                                                       0.20%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.30%

*     OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                    1 YEAR            3 YEARS
                     $132              $412

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses are expected to be lower because the Adviser is voluntarily waiving a portion of its fees. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

E-COMMERCE OPPORTUNITY FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term capital growth

INVESTMENT FOCUS                    Common stocks of companies participating in
                                    multiple electronic commerce market segments

SHARE PRICE VOLATILITY              Very high

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies utilizing
                                    electronic commerce opportunities to
                                    achieve above average growth

INVESTOR PROFILE                    Aggressive investors with long-term
                                    investment goals who are willing to accept significant volatility for the possibility of higher returns

INVESTMENT STRATEGY

The E-Commerce Opportunity Fund invests primarily in common stocks of U.S. companies that are expected to benefit substantially from electronic commerce and achieve above average growth. The Fund defines electronic commerce, or e-commerce, as conducting business through the use of computers, the Internet, telecommunication lines and other electronic means of information transfer. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of recently established corporations that are implementing pioneering electronic commerce strategies. The second segment consists of technology companies that provide the infrastructure to support electronic commerce. The third segment includes conventional corporations that are leveraging electronic commerce opportunities to improve their competitive advantage. In selecting investments for the Fund, the Adviser focuses on a "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations which are significantly higher than average. As a result, the Fund's NAV may be more volatile than other, broadly diversified equity funds.

PERFORMANCE INFORMATION

As of September 30, 1999, the E-Commerce Opportunity Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                           1.10%
Other Expenses*                                                    0.20%
                                                                   -----
Total Annual Fund Operating Expenses                               1.30%


*      OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 YEAR           3 YEARS
                               $132              $412

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses are expected to be lower because the Adviser is voluntarily waiving a portion of its fees. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT GOALS
 PRIMARY                            Long-term capital appreciation
 SECONDARY                          Current income

INVESTMENT FOCUS                    Equity securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify securities of
                                    companies with market capitalizations of at least $1 billion with attractive valuation and/or above average momentum relative either to their sectors or the market as a whole

INVESTOR PROFILE                    Investors who are looking for capital
                                    appreciation potential and income with
                                    less volatility than the equity markets
                                    as a whole

INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stock and listed American Depository Receipts (ADR's), of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings momentum to secure the best relative values in each economic sector.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                        1993                 10.20%
                        1994                 -0.81%
                        1995                 29.38%
                        1996                 19.06%
                        1997                 27.69%
                        1998                 18.20%
                     BEST QUARTER          WORST QUARTER
                        17.38%                -10.36%
                      (6/30/97)              (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 12.76%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES                            1 YEAR         5 YEARS     SINCE INCEPTION
-------------------------------------------------------------------------------------
Growth and Income Fund                  18.20%         18.19%          17.26%*
S&P 500 Index                           28.60%         24.05%          21.60%**


*      SINCE 9/25/92
**     SINCE 9/30/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                         TRUST SHARES
---------------------------------------------------------------------------
Investment Advisory Fees                                     0.90%
Other Expenses                                               0.11%
                                                             -----
Total Annual Fund Operating Expenses                         1.01%

*    EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT
FEES.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 YEAR              3 YEARS             5 YEARS          10 YEARS
          $103                $322                $558             $1,236

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisers."

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term capital appreciation

INVESTMENT FOCUS                    Foreign common stocks

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify undervalued companies
                                    with good fundamentals

INVESTOR PROFILE                    Investors who want an increase in the value
                                    of their investment without regard to
                                    income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks


INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other equity market segments or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                       1996                 22.08%
                       1997                 13.35%
                       1998                 11.22%
                   BEST QUARTER           WORST QUARTER
                      16.88%                 -18.28%
                    (12/31/98)              (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.91%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.


TRUST SHARES                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity Fund                     11.22%          21.28%*
MSCI EAFE Index                               20.00%          10.87%*


*    SINCE 1/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                        TRUST SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                    1.25%
Other Expenses                                              0.28%
                                                            -----
Total Annual Fund Operating Expenses                        1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR             3 YEARS             5 YEARS           10 YEARS
        $156               $483                $834              $1,824

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.20% AND 1.48%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

INTERNATIONAL EQUITY INDEX FUND

FUND SUMMARY

INVESTMENT GOAL                     Investment results that correspond to the
                                    performance of the MSCI EAFE-GDP Index

INVESTMENT FOCUS                    Foreign common stocks in MSCI EAFE-GDP Index

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Statistical analysis to track the Index

INVESTOR PROFILE                    Aggressive investors who want exposure to
                                    foreign markets and are willing to accept the increased risks of foreign investing for the possibility of higher returns

INVESTMENT STRATEGY

The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI EAFE-GDP Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the Index using a statistical process. So, the Fund will not hold all stocks included in the Index.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other equity market segments or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                          1995                  10.73%
                          1996                   6.04%
                          1997                   8.99%
                          1998                  30.02%
                     BEST QUARTER             WORST QUARTER
                        21.26%                   -12.98%
                      (12/31/98)                (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 6.23%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST-GROSS DOMESTIC PRODUCT (MSCI EAFE-GDP) WEIGHTED INDEX.

TRUST SHARES                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity Index Fund               30.02%          11.15%*
MSCI EAFE-GDP Weighted Index                  25.12%           9.42%**


*      SINCE 6/6/94
**     SINCE 6/30/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Weighted Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The index is weighted by the gross domestic product of the various countries in the index.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                       0.90%
Other Expenses                                                 0.28%
                                                               -----
Total Annual Fund Operating Expenses                           1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR           3 YEARS            5 YEARS            10 YEARS
        $120             $375               $649               $1,432

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.79% AND 1.07%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High total return through current income
                                    and capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                    Investment grade U.S. government and
                                    corporate debt securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify relatively inexpensive
                                    securities in a selected market index

INVESTOR PROFILE                    Investors who want to receive income from
                                    their investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers Government/Corporate Bond Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                        1993                         10.84%
                        1994                         -3.32%
                        1995                         17.80%
                        1996                          2.34%
                        1997                          9.08%
                        1998                          9.19%
                     BEST QUARTER                WORST QUARTER
                        6.11%                        -2.67%
                      (6/30/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.83%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.


TRUST SHARES                                         1 YEAR        5 YEARS     SINCE INCEPTION
-------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                            9.19%         6.78%          7.30%*
Lehman Brothers Government/Corporate Bond Index       9.47%         7.30%          7.77%**


*      SINCE 7/16/92
**     SINCE 7/31/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                     TRUST SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                 0.74%
Other Expenses                                           0.11%
                                                         -----
Total Annual Fund Operating Expenses                     0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR          3 YEARS           5 YEARS          10 YEARS
       $87             $271              $471             $1,049

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.66% AND 0.77%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital

INVESTMENT FOCUS                    Mortgage-backed securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify securities that are
                                    less prone to prepayment risk

INVESTOR PROFILE                    Conservative investors who want to receive
                                    income from their investment

INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that the Adviser believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, mortgage-backed securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                       1995                       12.14%
                       1996                        4.53%
                       1997                        6.74%
                       1998                        6.90%
                   BEST QUARTER                WORST QUARTER
                      4.05%                        -0.32%
                    (3/31/95)                     (3/31/97)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 0.32%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENTS, INTERMEDIATE-TERM INDEX.


TRUST SHARES                                                         1 YEAR    SINCE INCEPTION
-----------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                       6.90%        6.64%*
Merrill Lynch 1-5 Year U.S. Treasury Index                          7.74%        7.24%**
Merrill Lynch 1-5 Year U.S. Governments, Intermediate-Term Index    7.67%        7.24%**


*     SINCE 6/6/94
*     SINCE 6/30/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Treasury Index is a widely-recognized, capitalization-weighted index of U.S. Treasury securities with maturities 1 year or greater and no more than 5 years. The Merrill Lynch 1-5 Year U.S. Governments, Intermediate-Term Index is a widely-recognized, capitalization weighted index including all U.S. Treasuries, and agency securities with maturities of 1 year or greater but less than 5 years from maturity.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
--------------------------------------------------------------------------
Investment Advisory Fees                                       0.65%
Other Expenses                                                 0.12%
                                                               -----
Total Annual Fund Operating Expenses                           0.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR           3 YEARS             5 YEARS          10 YEARS
        $79              $246                $428              $954

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.55% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

MID-CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     Capital appreciation

INVESTMENT FOCUS                    U.S. mid-cap common stocks

SHARE PRICE VOLATILITY              Moderate to high

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies with above
                                    average growth potential at an attractive price

INVESTOR PROFILE                    Investors who want the value of their
                                    investment to grow and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion and companies in the S&P MidCap 400 Index) and that have above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, mid-cap common stocks, may underperform other equity market segments or the equity markets as a whole.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                      1995                   31.22%
                      1996                   15.42%
                      1997                   21.23%
                      1998                    6.48%
                   BEST QUARTER           WORST QUARTER
                      24.73%                 -19.96
                    (12/31/98)              (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 6.51%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P MIDCAP 400 INDEX.

TRUST SHARES                            1 YEAR      SINCE INCEPTION
----------------------------------------------------------------------
Mid-Cap Equity Fund                     6.48%           14.25%*
S&P MidCap 400 Index                   19.12%           19.34%**


*      SINCE 2/24/94
**     SINCE 2/28/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap 400 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                             TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                        1.15%
Other Expenses                                                  0.13%
                                                                -----
Total Annual Fund Operating Expenses                            1.28%

*    EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR            3 YEARS           5 YEARS           10 YEARS
        $130              $406              $702              $1,545

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.04% AND 1.17%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SHORT-TERM BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital

INVESTMENT FOCUS                    Investment grade U.S. government and
                                    corporate debt securities

SHARE PRICE VOLATILITY              Low

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify securities that offer
                                    a comparably better return than similar
                                    securities for a given level of credit risk

INVESTOR PROFILE                    Income oriented investors who are willing
                                    to accept increased risk for the
                                    possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.

                      1994                         -0.07%
                      1995                         11.77%
                      1996                          3.90%
                      1997                          6.78%
                      1998                          6.84%
                     BEST QUARTER                WORST QUARTER
                        3.76%                        -0.58%
                      (6/30/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -0.20%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX AND THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT
SPONSORED/CORPORATE INDEX.


TRUST SHARES                                                           1 YEAR      5 YEARS        SINCE
                                                                                                INCEPTION
--------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                     6.84%       5.77%        5.68%*
Salomon One Year Treasury Benchmark On-the-Run Index                     5.89%       5.66%        5.38%**
Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index           6.95%       6.00%        5.79%**


*     SINCE 3/15/93
**    SINCE 3/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon One Year Treasury Benchmark On-the-Run Index is a widely-recognized index of U.S. Treasury securities. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the index have maturities 1 year or greater and less than 3 years.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
---------------------------------------------------------------------------
Investment Advisory Fees                                       0.65%
Other Expenses                                                 0.12%
                                                               -----
Total Annual Fund Operating Expenses                           0.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR        3 YEARS         5 YEARS           10 YEARS
        $79           $246            $428               $954

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.55% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SHORT-TERM U.S. TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital

INVESTMENT FOCUS                    Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY              Low

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify Treasury securities
                                    with maturities that offer a comparably
                                    better return potential and yield than
                                    either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE                    Income oriented investors who are willing
                                    to accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, short-term U.S. Treasury securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                       1994                          1.41%
                       1995                          8.58%
                       1996                          4.52%
                       1997                          5.86%
                       1998                          6.24%
                    BEST QUARTER                WORST QUARTER
                       2.61%                        -0.10%
                     (3/31/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 0.91%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY INDEX AND THE SALOMON 6 MONTH TREASURY BILL INDEX.


TRUST SHARES                                         1 YEAR    5 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund             6.24%      5.30%        5.06%*
Salomon 1-3 Year Treasury Index                      6.98%      5.95%        5.73%**
Salomon 6 Month Treasury Bill Index                  5.27%      5.24%        4.98%**


*      SINCE 3/15/93
**     SINCE 3/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities 1 year or greater and less than 3 years. The Salomon 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                               TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                          0.65%
Other Expenses                                                    0.13%
                                                                  -----
Total Annual Fund Operating Expenses                              0.78%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS             5 YEARS             10 YEARS
        $80            $249                $433                 $966

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.54% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SMALL CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS
 PRIMARY                            Capital appreciation
 SECONDARY                          Current income

INVESTMENT FOCUS                    U.S. small cap common stocks

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify undervalued small cap
                                    stocks

INVESTOR PROFILE                    Investors who primarily want the value of
                                    their investment to grow, but want to
                                    receive some income from their investment

INVESTMENT STRATEGY

The Small Cap Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small sized companies (i.e., companies with market capitalizations under $1 billion) that it believes are undervalued in the market.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, small capitalization common stocks, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                     1995                         30.99%
                     1996                         34.25%
                     1997                         32.59%
                     1998                        -13.45%
                    BEST QUARTER                WORST QUARTER
                       14.95%                      -21.99%
                     (6/30/97)                    (9/30/98)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 3.88%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX.


TRUST SHARES                                 1 YEAR    SINCE INCEPTION
------------------------------------------------------------------------
Small Cap Equity Fund                        -13.45%       17.77%*
Frank Russell 2000 Small Stock Index          -2.55%       13.71%*


*    SINCE 8/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                              TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                         1.15%
Other Expenses                                                   0.12%
                                                                 -----
Total Annual Fund Operating Expenses                             1.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR            3 YEARS           5 YEARS            10 YEARS
       $129              $403              $697               $1,534

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.10% AND 1.22%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SMALL CAP GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term capital appreciation

INVESTMENT FOCUS                    U.S. small cap common stocks of growth
                                    companies

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Identifies small cap companies with above
                                    average growth potential

INVESTOR PROFILE                    Investors who want the value of their
                                    investment to grow, but do not need current income

INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above average earnings and sales growth potential. The selected companies tend to have an established operating history and a solid balance sheet.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, small capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The Small Cap Growth Stock Fund commenced operations on October 8, 1998, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             1.15%
Other Expenses                                                       0.34%
                                                                     -----
Total Annual Fund Operating Expenses                                 1.49%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR                 3 YEARS              5 YEARS               10 YEARS
     $152                   $471                 $813                  $1,779

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.86% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

TAX SENSITIVE GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term capital growth with nominal
                                    dividend income

INVESTMENT FOCUS                    U.S. common stocks of growth companies

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify companies that have
                                    above-average growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions

INVESTOR PROFILE                    Investors who want to increase the value of
                                    their investment while minimizing taxable capital gains distributions

INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, common stocks of U.S. growth companies, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1998, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                                   1996                         21.04%
                                   1997                         28.76%
                                   1998                         31.73%
                                  BEST QUARTER                WORST QUARTER
                                     27.74%                       -9.96%
                                   (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 17.56%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF S&P 500 INDEX AND THE LIPPER GROWTH AND INCOME FUNDS INDEX.

TRUST SHARES                                        1 YEAR      SINCE INCEPTION
-------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                     31.73%           27.15%*
S&P 500 Index                                       28.60%           28.23%*
Lipper Growth and Income Funds Index                13.58%           20.25%*


*        SINCE 12/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lipper Growth and Income Funds Index is a widely-recognized composite of mutual funds that have growth-of-earnings orientations and income requirements for level and/or rising dividends.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                   TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                              1.15%
Other Expenses                                                        0.19%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.34%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR             3 YEARS           5 YEARS             10 YEARS
       $136               $425               $734               $1,613

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.01% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

U.S. GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital

INVESTMENT FOCUS                    Mortgage-backed securities and U.S. Treasury
                                    obligations

SHARE PRICE VOLATILITY              Low to moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to increase income without adding
                                    undue risk

INVESTOR PROFILE                    Conservative investors who want to receive
                                    income from their investment

INVESTMENT STRATEGY

The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, U.S. government debt securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                   1995                         17.33%
                                   1996                          2.55%
                                   1997                          8.94%
                                   1998                          8.16%
                                BEST QUARTER                WORST QUARTER
                                   5.89%                        -2.24%
                                 (6/30/95)                    (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.47%.

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX. PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX, BUT THE ADVISER BELIEVES THAT THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX, BECAUSE OF ITS GREATER EMPHASIS ON MORTGAGE-BACKED SECURITIES, MORE ACCURATELY REFLECTS THE TYPE OF SECURITIES IN WHICH THE FUND INVESTS.

TRUST SHARES                                       1 YEAR      SINCE INCEPTION
-------------------------------------------------------------------------------
U.S. Government Securities Fund                     8.16%            7.82%*
Merrill Lynch Government/Mortgage Index             8.91%            8.83%**
Lehman Brothers Intermediate Government Bond Index  8.47%            7.69%**


*        SINCE 8/1/94
**       SINCE 8/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The previous index, the Lehman Brothers Intermediate Government Bond Index, is a widely-recognized index of U.S. Treasury securities and government agency securities with maturities ranging from 1 to 10 years. The Merrill Lynch Government/Mortgage Index is a synthetic index created by combining, at their respective market weights; (i) the Merrill Lynch Government Master Index which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                             0.74%
Other Expenses                                                       0.14%
                                                                     -----
Total Annual Fund Operating Expenses                                 0.88%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR               3 YEARS              5 YEARS            10 YEARS
       $90                  $281                 $488               $1,084

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.63% AND 0.77%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

VALUE INCOME STOCK FUND

FUND SUMMARY

INVESTMENT GOAL
    PRIMARY                         Current income
    SECONDARY                       Capital appreciation

INVESTMENT FOCUS                    U.S. common stocks

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify high dividend-paying,
                                    undervalued stocks

INVESTOR PROFILE                    Investors who are looking for current income
                                    and capital appreciation with less
                                    volatility than the average stock fund

INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                   1990                         -4.93%
                                   1991                         39.30%
                                   1992                         20.05%
                                   1993                         11.14%
                                   1994                          3.54%
                                   1995                         35.93%
                                   1996                         19.46%
                                   1997                         27.08%
                                   1998                         10.58%
                                  BEST QUARTER                WORST QUARTER
                                     18.56%                      -14.86%
                                   (3/31/91)                    (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 13.51%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998, TO THOSE OF THE S&P/BARRA VALUE INDEX AND THE LIPPER EQUITY INCOME FUND INDEX.

TRUST SHARES                         1 YEAR         5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
Value Income Stock Fund              10.58%         18.76%          17.21%*
S&P/Barra Value Index                14.68%         19.88%          15.76%*
Lipper Equity Income Fund Index      11.78%         16.62%          13.53%*


*        SINCE 10/31/89

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price to book ratios. The Lipper Equity Income Fund Index is an equally weighted index of typically the 30 largest funds that seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                               TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          0.80%
Other Expenses                                                    0.12%
                                                                  -----
Total Annual Fund Operating Expenses                              0.92%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR                 3 YEARS              5 YEARS             10 YEARS
     $94                    $293                 $509                $1,131


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisers."

PRIME QUALITY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital and liquidity

INVESTMENT FOCUS                    Money market instruments

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify money market
                                    instruments with the most attractive risk/ return trade-off

INVESTOR PROFILE                    Conservative investors who want to receive
                                    current income

INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                   1993                          2.77%
                                   1994                          3.77%
                                   1995                          5.47%
                                   1996                          4.99%
                                   1997                          5.15%
                                   1998                          5.10%



                                  BEST QUARTER                WORST QUARTER
                                     1.37%                        0.68%
                                   (6/30/95)                    (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.24%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA FIRST TIER AVERAGE.

TRUST SHARES                              1 YEAR     5 YEARS    SINCE INCEPTION
-------------------------------------------------------------------------------
Prime Quality Money Market Fund            5.10%      4.89%         4.40%*
IBC/Financial Data First Tier Average      4.96%      4.79%         4.31%**


*        SINCE 6/8/92
**       SINCE 6/30/92

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data First Tier Average is a widely-recognized composite of money market fund which invest in securities rated in the highest category by at least two of the five recognized rating agencies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                           0.65%
Other Expenses                                                     0.12%
                                                                   -----
Total Annual Fund Operating Expenses                               0.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR               3 YEARS          5 YEARS              10 YEARS
       $79                  $246             $428                  $954


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.48% AND 0.60%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital and liquidity

INVESTMENT FOCUS                    U.S. Treasury and government agency
                                    securities, and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY       Attempts to increase income without adding
                                    undue risk by analyzing yields

INVESTOR PROFILE                    Conservative investors who want to receive
                                    current income

INVESTMENT STRATEGY

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, government agency securities that are backed by the full faith and credit of the U.S. government and repurchase agreements involving these securities. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                   1993                          2.67%
                                   1994                          3.64%
                                   1995                          5.39%
                                   1996                          4.81%
                                   1997                          4.99%
                                   1998                          4.88%
                                  BEST QUARTER                WORST QUARTER
                                     1.36%                        0.65%
                                   (6/30/95)                    (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.08%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA U.S. TREASURY & REPO AVERAGE.

TRUST SHARES                                       1 YEAR     5 YEARS    SINCE INCEPTION
----------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund       4.88%       4.74%          4.26%*
IBC/Financial Data U.S. Treasury & Repo Average    4.81%       4.66%          4.19%**


*        SINCE 6/8/92
**       SINCE 6/30/92

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                              0.65%
Other Expenses                                                        0.11%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.76%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR               3 YEARS            5 YEARS          10 YEARS
         $78                  $243               $422              $942

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.52% AND 0.63%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

U.S. TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while maintaining
                                    liquidity

INVESTMENT FOCUS                    Money market instruments issued and
                                    guaranteed by the U.S. Treasury

PRINCIPAL INVESTMENT STRATEGY       Investing in U.S. Treasury obligations and
                                    repurchase agreements

INVESTOR PROFILE                    Conservative investors who want to receive
                                    current income from their investment

INVESTMENT STRATEGY

The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). The Fund will maintain an average maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                                   1989                          8.84%
                                   1990                          7.86%
                                   1991                          5.75%
                                   1992                          3.40%
                                   1993                          2.51%
                                   1994                          3.50%
                                   1995                          5.33%
                                   1996                          4.77%
                                   1997                          4.93%
                                   1998                          4.82%
                                  BEST QUARTER                WORST QUARTER
                                     2.25%                        0.61%
                                   (6/30/89)                   (12/31/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.05%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA U.S. TREASURY & REPO AVERAGE.

TRUST SHARES                                            1 YEAR       5 YEARS       10 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                          4.82%         4.67%         5.15%          5.38%*
IBC/Financial Data U.S. Treasury & Repo Average          4.81%         4.66%**        N/A            N/A


*        SINCE 2/18/87
**       SINCE 12/31/93

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                                 TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                            0.65%
Other Expenses                                                      0.10%
                                                                    -----
Total Annual Fund Operating Expenses                                0.75%

*    EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR               3 YEARS            5 YEARS              10 YEARS
        $77                  $240               $417                  $930

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.53% AND 0.63%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

RISK/RETURN INFORMATION COMMON TO THE PORTFOLIOS

Each Portfolio, and each underlying Fund in which it invests is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Portfolio is based on the market prices of the securities the underlying Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, will vary depending on the types of securities the underlying Fund owns and the markets where these securities trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio and the underlying Funds diversify their holdings.

Like other investments, you could lose money on your investment in a Portfolio. Your investment in a Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

The Portfolios provide investors with the opportunity to purchase three distinct asset allocations strategies implemented through investments in Trust Class Shares of selected Funds. By investing in the Portfolios, investors have the opportunity to diversify and allocate their assets among the broad range of Funds in STI Classic Funds.

The assets of each Portfolio will be allocated among underlying Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying Funds. Each Portfolio has the ability to invest its assets allocated to a particular asset class in one or more of the underlying Funds, which have different investment objectives, policies and risk characteristics. Although the Portfolios currently expect to invest in one or more of the underlying Funds, the Adviser has the discretion to change the particular Funds used as underlying investments for the Portfolios. If determined to be in the best interest of the Portfolios, the Adviser reserves the right to substitute or include other underlying Funds, including Funds that do not currently exist. A Portfolio's goal may be changed without shareholder approval. Before investing, make sure that the Portfolio's goal matches your own.

LIFE VISION BALANCED PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                     Capital appreciation and current income

INVESTMENT FOCUS                    Equity and bond funds

SHARE PRICE VOLATILITY              Low

PRINCIPAL INVESTMENT STRATEGY       Investing pursuant to an asset allocation
                                    strategy in a combination of STI Classic
                                    Equity and Bond Funds

INVESTOR PROFILE                    Investors who want income from their
                                    investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities

INVESTMENT STRATEGY

The Life Vision Balanced Portfolio principally invests in STI Classic Funds that invest primarily in equity securities, but invest at least 25% of the Portfolio's total assets in STI Classic Funds that invest primarily in fixed income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE PORTFOLIO CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                                          INVESTMENT RANGE
                                                         (PERCENTAGE OF THE
                                                        LIFE VISION BALANCED
ASSET CLASS                                              PORTFOLIO'S ASSETS)
-------------------------------------------------------------------------------
Equity Funds                                                   40-70%
  Growth and Income Fund
  Capital Appreciation Fund
  Small Cap Equity Fund
  Small Cap Stock Growth Fund
Bond Funds                                                     30-60%
  Short-Term Bond Fund
  Investment Grade Bond Fund
  U.S. Government Securities Fund
Money Market Funds                                              0-20%
  Prime Quality Money Market Fund


Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS PORTFOLIO?

The value of an investment in the Fund is based primarily on the performance of the underlying Funds and the allocation of the Fund's assets among them. Since it purchases equity funds, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an underlying Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The prices of an underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Portfolio is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S TRUST SHARES FROM YEAR TO YEAR.*

                                   1993                          9.26%
                                   1994                         -2.97%
                                   1995                         20.52%
                                   1996                         10.51%
                                   1997                         16.41%
                                   1998                         11.15%
                                  BEST QUARTER                WORST QUARTER
                                     11.24%                       -7.99%
                                   (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 5.21%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX , THE S&P 500 INDEX AND THE SALOMON 3 MONTH TREASURY BILL INDEX.

TRUST SHARES                                1 YEAR     5 YEARS     SINCE INCEPTION
----------------------------------------------------------------------------------
Life Vision Balanced Portfolio               11.15%        10.83%      10.56%*
Frank Russell 2000 Small Stock Index         -2.55%        11.87%      13.01%*
Lehman Brothers Aggregate Bond Index          8.67%         7.27%       7.68%*
S&P 500 Index                                28.60%        24.05%      21.60%*
Salomon 3 Month Treasury Bill Index           5.05%         5.10%       4.76%*


*        SINCE 12/31/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 smallest companies. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Salomon 3 Month Treasury Bill Index is a widely-recognized index of U.S. Treasury bills.

PORTFOLIO FEES AND EXPENSES

This table describes the portfolio's fees and expenses that you may pay if you buy and hold portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The portfolio and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*

                                                                 TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                              0.25%
Other Expenses                                                        0.13%
                                                                      -----
Total Annual Portfolio Operating Expenses                             0.38%

*    EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

      1 YEAR              3 YEARS              5 YEARS             10 YEARS
       $143                $443                 $766                $1,680

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.12% AND 0.25%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

LIFE VISION GROWTH AND INCOME PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                     Long-term capital appreciation

INVESTMENT FOCUS                    Equity and bond funds

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Investing pursuant to an asset allocation
                                    strategy in a combination of STI Classic
                                    Equity and, to a lesser extent, Bond Funds

INVESTOR PROFILE                    Investors who want their assets to grow, but
                                    want to moderate the risks of equity
                                    securities through investment of a portion of their assets in bonds

INVESTMENT STRATEGY

The Life Vision Growth and Income Portfolio invests at least 80% of the Portfolio's total assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE PORTFOLIO CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:


                                                         INVESTMENT RANGE
                                                        (PERCENTAGE OF THE
                                                        LIFE VISION GROWTH
                                                            AND INCOME
ASSET CLASS                                             PORTFOLIO'S ASSETS)
-------------------------------------------------------------------------------
Equity Funds                                                  40-70%
  Growth and Income Fund
  Capital Appreciation Fund
  Small Cap Equity Fund
  Small Cap Stock Growth Fund
Bond Funds                                                    30-60%
  Short-Term Bond Fund
  Investment Grade Bond Fund
  U.S. Government Securities Fund
Money Market Funds                                            0-20%
  Prime Quality Money Market Fund


Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS PORTFOLIO?

The value of an investment in the Fund is based primarily on the performance of the underlying Funds and the allocation of the Fund's assets among them. Since it purchases equity funds, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an underlying Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The prices of an underlying Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Portfolio is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S TRUST SHARES FROM YEAR TO YEAR.*

                                   1993                         10.02%
                                   1994                         -3.52%
                                   1995                         22.68%
                                   1996                         12.16%
                                   1997                         18.08%
                                   1998                         11.16%
                                  BEST QUARTER                WORST QUARTER
                                     13.65%                      -10.20%
                                   (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 6.46%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE S&P 500 INDEX AND THE SALOMON 3 MONTH TREASURY BILL INDEX.

TRUST SHARES                                          1 YEAR          5 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------------------------
Life Vision Balanced Portfolio                        11.16%          11.75%       11.45%*
Frank Russell 2000 Small Stock Index                  -2.55%          11.87%       13.01%*
Lehman Brothers Aggregate Bond Index                   8.67%           7.27%        7.68%*
S&P 500 Index                                         28.60%          24.05%       21.60%*
Salomon 3 Month Treasury Bill Index                    5.05%           5.10%        4.76%*


*        SINCE 12/31/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 smallest companies. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Salomon 3 Month Treasury Bill Index is a widely-recognized index of U.S. Treasury bills.

PORTFOLIO FEES AND EXPENSES

This table describes the portfolio's fees and expenses that you may pay if you buy and hold portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The portfolio and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*

                                                                TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                            0.25%
Other Expenses                                                      0.21%
                                                                    -----
Total Annual Portfolio Operating Expenses                           0.46%

*   EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

       1 YEAR             3 YEARS             5 YEARS           10 YEARS
        $156               $483                $834              $1,824

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.04% AND 0.25%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

LIFE VISION MAXIMUM GROWTH PORTFOLIO

FUND SUMMARY

INVESTMENT GOAL                     High capital appreciation

INVESTMENT FOCUS                    Equity and money market Funds

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Investing at least 80% of the Portfolio's
                                    total assets in STI Classic Equity Funds

INVESTOR PROFILE                    Investors who want the value of their
                                    investment to grow, but do not need to
                                    receive income on their investment, and are willing to be subject to the risks of equity securities

INVESTMENT STRATEGY

The Portfolio invests at least 80% of the Portfolio's total assets in STI Classic Funds that invest primarily in equity securities. The Portfolio's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE PORTFOLIO CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                                        INVESTMENT RANGE
                                                    (PERCENTAGE OF THE LIFE
                                                     VISION MAXIMUM GROWTH
ASSET CLASS                                           PORTFOLIO'S ASSETS)
-------------------------------------------------------------------------------
Equity Funds                                               80-100%
  Growth and Income Fund
  Capital Appreciation Fund
  Small Cap Equity Fund
  Small Cap Stock Growth Fund
Money Market Funds                                          0-20%
  Prime Quality Money Market Fund


Other STI Classic Funds may be utilized in the future.

Due to its investment strategy, the Portfolio holds STI Classic Funds that buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS PORTFOLIO?

The value of an investment in the Fund is based primarily on the performance of the underlying Funds and the allocation of the Fund's assets among them. Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time.

Historically, the equity markets have moved in cycles, and the value of an underlying Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The Portfolio is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in the Portfolio will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE PORTFOLIO'S TRUST SHARES FROM YEAR TO YEAR.*

                                   1993                         12.14%
                                   1994                         -4.30%
                                   1995                         25.12%
                                   1996                         16.62%
                                   1997                         22.53%
                                   1998                         12.31%
                                  BEST QUARTER                WORST QUARTER
                                     18.72%                      -15.23%
                                   (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 9.55%.

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX, THE S&P 500 INDEX AND THE SALOMON 3 MONTH TREASURY BILL INDEX.

TRUST SHARES                                          1 YEAR          5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------------------------
Life Vision Maximum Growth Portfolio                  12.31%          13.96%         13.65%*
Frank Russell 2000 Small Stock Index                  -2.55%          11.87%         13.01%*
S&P 500 Index                                         28.60%          24.05%         21.60%*
Salomon 3 Month Treasury Bill Index                    5.05%           5.10%          4.76%*


*        SINCE 12/31/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 smallest companies. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Salomon 3 Month Treasury Bill Index is a widely-recognized index of U.S. Treasury bills.

PORTFOLIO FEES AND EXPENSES

This table describes the portfolio's fees and expenses that you may pay if you buy and hold portfolio shares. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The portfolios and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)*

                                                                TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                           0.25%
Other Expenses                                                     0.23%
                                                                   -----
Total Annual Portfolio Operating Expenses                          0.48%

*   EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

      1 YEAR              3 YEARS             5 YEARS            10 YEARS
       $166                $514                $887               $1,933

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.02% AND 0.25%,

RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

MORE INFORMATION ABOUT RISK

EQUITY RISK -- Equity securities include public and                  BALANCED FUND
privately issued equity securities, common and preferred             CAPITAL APPRECIATION FUND
stocks, warrants, rights to subscribe to common stock                CORE EQUITY FUND
and convertible securities, as well as instruments that              E-COMMERCE OPPORTUNITY FUND
attempt to track the price movement of equity indices.               GROWTH AND INCOME FUND
Investments in equity securities and equity derivatives in           INTERNATIONAL EQUITY FUND
general are subject to market risks that may cause their             INTERNATIONAL EQUITY INDEX FUND
prices to fluctuate over time.  The value of securities              MID-CAP EQUITY FUND
convertible into equity securities, such as warrants or              SMALL CAP EQUITY FUND
convertible debt, is also affected by prevailing interest            SMALL CAP GROWTH STOCK FUND
rates, the credit quality of the issuer and any call                 TAX SENSITIVE GROWTH FUND
provision.  Fluctuations in the value of equity securities in        VALUE INCOME STOCK FUND
which a mutual fund invests will cause a fund's net asset            LIFE VISION BALANCED PORTFOLIO
value to fluctuate.  An investment in a portfolio of equity          LIFE VISION GROWTH AND INCOME PORTFOLIO
securities may be more suitable for long-term investors              LIFE VISION MAXIMUM GROWTH PORTFOLIO
who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of fixed                       BALANCED FUND
income investments change in response to interest rate               INVESTMENT GRADE BOND FUND
changes and other factors.  During periods of falling                LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
interest rates, the values of outstanding fixed income               SHORT-TERM BOND FUND
securities generally rise.  Moreover, while securities with          SHORT-TERM U.S. TREASURY SECURITIES FUND
longer maturities tend to produce higher yields, the prices          LIFE VISION BALANCED PORTFOLIO
of longer maturity securities are also subject to greater            LIFE VISION GROWTH AND INCOME PORTFOLIO
market fluctuations as a result of changes in interest rates.
In addition to these fundamental risks, different types of
fixed income securities may be subject to the following
additional risks:

CREDIT RISK -- The possibility that an issuer will                   BALANCED FUND
be unable to make timely payments of either principal or interest.   INVESTMENT GRADE BOND FUND
                                                                     SHORT-TERM BOND FUND


FOREIGN SECURITY RISKS -- Investments in securities of foreign       GROWTH AND INCOME FUND
companies or governments can be more volatile than investments       INTERNATIONAL EQUITY FUND
in U.S. companies or governments. Diplomatic, political, or          INTERNATIONAL EQUITY INDEX FUND
economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities
denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of
similar U.S. securities. Some foreign governments levy
withholding taxes against dividend and interest income.
Although in some countries a portion of these taxes are
recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK -- Factors such as Fund                          INTERNATIONAL EQUITY INDEX FUND
expenses, imperfect correlation between the Fund's
investments and those of their benchmarks, rounding of
share prices, changes to the benchmark, regulatory
policies, and leverage, may affect their ability to achieve
perfect correlation.  The magnitude of any tracking error
may be affected by a higher portfolio turnover rate.
Because an index is just a composite of the prices of the
securities it represents rather than an actual portfolio of
those securities, an index will have no expenses.  As a
result, a Fund, which will have expenses such as taxes,
custody, management fees and other operational costs,
and brokerage, may not achieve its investment objective of
accurately correlating to an index.


YEAR 2000 RISK-- The Funds depend on the smooth                      ALL FUNDS
functioning of computer systems in almost every aspect of
their business. Like other mutual funds, businesses and
individuals around the world, the Funds could be
adversely affected if the computer systems used by their
service providers do not properly process dates on and
after January 1, 2000, and distinguish between the year
2000 and the year 1900.  The Funds have asked their
mission critical service providers whether they expect to
have their computer systems adjusted for the year 2000
transition, and have sought and received assurances from
such service providers that they are devoting significant
resources to prevent material adverse consequences to
the Funds.  While such assurances have been received,
the Funds and their shareholders may experience losses
if these assurances prove to be incorrect or as a result
of year 2000 computer difficulties experienced by issuers
of portfolio securities or third parties, such as
custodians, banks, broker-dealers or others with which
the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their shareholders.

EACH FUND'S OTHER INVESTMENTS

The prospectus describes the Fund's primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Money Market Funds) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than a Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISERS

The Investment Advisers make investment decisions for the Funds and continuously review, supervise and administer each Fund's respective investment program. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in its management activities.

STI Capital Management, N.A. (STI), P. O. Box 3786, Orlando, Florida 32802, serves as the Adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Equity Fund and Value Income Stock Fund. As of July 1, 1999, STI had approximately $14.5 billion in assets under management. For the fiscal period ended May 31, 1999, STI received advisory fees of:

     BALANCED FUND                                                    0.86%
     CAPITAL APPRECIATION FUND                                        1.06%
     INTERNATIONAL EQUITY FUND                                        1.20%
     INVESTMENT GRADE BOND FUND                                       0.66%
     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND                    0.55%
     MID-CAP EQUITY FUND                                              1.04%
     SMALL CAP EQUITY FUND                                            1.10%
     VALUE INCOME STOCK FUND                                          0.80%

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Core Equity Fund, E-Commerce Opportunity Fund, Growth and Income Fund, International Equity Index, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Small Cap Growth Stock Fund, Tax Sensitive Growth Stock Fund, U.S. Government Securities Fund, Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio and Life Vision Maximum Growth Portfolio. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco received advisory fees of:

     INTERNATIONAL EQUITY INDEX FUND                             0.79%
     PRIME QUALITY MONEY MARKET FUND                             0.48%
     SHORT-TERM BOND FUND                                        0.55%
     SHORT-TERM U.S. TREASURY SECURITIES FUND                    0.54%
     U.S. GOVERNMENT SECURITIES FUND                             0.63%
     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND                0.52%

The Small Cap Growth Stock and Tax Sensitive Growth Stock Funds had not completed a full fiscal year and the Core Equity and E-Commerce Opportunity Funds had not commenced operations as of May 31, 1999.

Prior to May 24, 1999, Crestar Asset Management Company served as the Adviser to the predecessors of the following Funds. For the fiscal period ended May 31, 1999, Crestar Asset Management Company and/or Trusco received advisory fees of:

     GROWTH AND INCOME FUND                                               0.75%
     U.S. TREASURY MONEY MARKET FUND                                      0.38%
     LIFE VISION BALANCED PORTFOLIO                                       0.12%
     LIFE VISION GROWTH AND INCOME PORTFOLIO                              0.10%
     LIFE VISION MAXIMUM GROWTH PORTFOLIO                                 0.09%

The Advisers may use their affiliates as brokers for Fund transactions.

THE INVESTMENT TEAM

The Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio and Life Vision Maximum Growth Portfolio are managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations to the team.

PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Anthony R. Gray, Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. Mr. Gray manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed income portion of the Fund. Mr. Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has more than 30 years of investment experience. Mr. West has served as a Managing Director of STI and has worked there since 1985. He has more than 13 years of investment experience. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has more than 20 years of investment experience.

Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Appreciation Fund since it began operating in June 1992. He has more than 30 years of investment experience.

Mr. Robert J. Rhodes, CFA, has been employed by Trusco since 1973, and Director of Research since 1980. He has managed the Core Equity Fund since its inception in October 1999. He has more than 26 years of investment experience.

Mr. Alan S. Kelley has served as a portfolio manager of Trusco since 1999. He has managed the E-Commerce Opportunity Fund since it began operating in October 1999. Prior to joining

Trusco, Mr. Kelley served as a portfolio manager with SunTrust Bank, Atlanta from 1995 to 1999. Prior to 1995, he was a portfolio manager of Urban Equities, LLC. He has more than 5 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as lead portfolio manager of the Growth and Income Fund since it began operating in September 1992. Since 1992, he has served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999. Mr. Markunas has more than 17 years of investment experience.

Mr. Ned Dau has served as Managing Director of STI since 1997. He has managed the International Equity Fund since May 1997. Prior to joining STI Capital Management, N.A., Mr. Dau served as a senior international equity analyst for American Express Financial Advisors from 1996 to 1997 and as an international portfolio manager for the Principal Financial Group from 1992 to 1995. He has more than 8 years of investment experience.

The International Equity Index Fund is managed by Mr. Chad Deakins and co-managed by Mr. Robert J. Rhodes. Mr. Deakins has served as a portfolio manager at Trusco since February 1999 and as a portfolio assistant since 1996. He has managed the International Equity Index Fund since February 1999. Prior to joining Trusco, Mr. Deakins worked at SunTrust Banks. He has more than 4 years of investment experience. Mr. Rhodes has served as Senior Vice President of Trusco since 1973. He has co-managed the International Equity Index Fund since it began operating in June 1994. He has more than 26 years of investment experience.

The Investment Grade Bond Fund is co-managed by Mr. L. Earl Denney, CFA and Mr. Dave E. West, CFA. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has co-managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 20 years of investment experience. Mr. West has served as a Managing Director of STI and has worked there since 1985. Mr. West also co-manages the Investment Grade Bond Fund with Mr. Denney. He has more than 14 years of investment experience.

The Limited-Term Federal Mortgage Securities Fund is co-managed by Mr. Dave
E. West, CFA and Mr. L. Earl Denney, CFA. Mr. West has served as a Managing Director of STI and has worked there since 1985. He has managed the Limited-Term Federal Mortgage Securities Fund since it began operating in June 1994. He has more than 14 years of investment experience. Mr. West also co-manages the Investment Grade Bond Fund with Mr. Denney. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has co-managed the Limited-Term Mortgage Securities Fund since it began operating in June 1994. He has more than 20 years of investment experience.

Mr. John Hamlin has served as Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more 10 years of investment experience.

Mr. David Yealy has served as Vice President of Trusco since 1993. He has managed the Prime Quality Money Market Fund since its inception in June 1992, the Short-Term U.S. Treasury Securities Fund since July 1996, and the U.S. Government Securities Money Market Fund since its inception in June 1992. He has more than 13 years of investment experience.

Ms. Agnes Pampush, CFA, has served as Vice President of Trusco since 1988. She has managed the Short-Term Bond Fund since February 1999. She has more than 16 years of investment experience.

Mr. Brett Barner, CFA, has served as a Managing Director of STI since 1994. He has managed the Small Cap Equity Fund since it began operating in January 1997. He has more than 15 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. Prior to joining Trusco, Mr. Garfinkel served as a portfolio manager with SunTrust Banks. He has more than 10 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, served as Portfolio Manager of Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. Prior to joining Trusco, Mr. Mote served as a portfolio manager with SunTrust Banks. He has more than 14 years of investment experience.


The U.S. Government Securities Fund is co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr. Leonard, CFA, has served as Senior Vice President of Trusco since 1986, and has more than 28 years of investment experience. Mr. Ford has been a Portfolio Manager of Trusco since April 1994, and has more than 15 years of investment experience.


Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the U.S. Treasury Money Market Fund since 1995. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice president since 1995 of Crestar Asset Management Company. Mr. Bowman has more than 5 years of investment experience.


The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. He has more than 17 years of investment experience. Mr. Lewis has served as a portfolio manager of STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 7 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders. If you are no longer eligible to participate in a 401(k) plan that holds Trust Shares of a Life Vision Portfolio on your behalf, you may exchange those shares for

Investor Shares of the underlying Funds held by that Portfolio. There is no sales charge for such an exchange.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not do so for shares of the Money Market Funds on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must generally receive your order before 3:00 p.m. Eastern time and receive federal funds (readily available funds) before 4:00 p.m. Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Money Market Funds on a Business Day before 3:00 p.m. Eastern time. Orders received after this time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Adviser receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY
----------------------------------------------------------------------
BALANCED FUND
CAPITAL APPRECIATION FUND
CORE EQUITY FUND
E-COMMERCE OPPORTUNITY FUND
GROWTH AND INCOME FUND
INVESTMENT GRADE BOND FUND
MID-CAP EQUITY FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND
LIFE VISION BALANCED PORTFOLIO
LIFE VISION GROWTH AND INCOME PORTFOLIO
LIFE VISION MAXIMUM GROWTH PORTFOLIO

ANNUALLY
----------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

The Bond and Money Market Funds declare dividends daily and pay these dividends monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

The International Equity and International Equity Index Funds may be able to pass along a tax credit for foreign income taxes they pay. Each Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for each Fund, except the Growth and Income Fund and U.S. Treasury Money Market Fund, and the Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio, and Life Vision Maximum Growth Portfolio for the periods ended prior to May 31, 1999 have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund and U.S. Treasury Money Market Fund, and the Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio, and Life Vision Maximum Growth Portfolio for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI, at no charge by calling 1-800-874-4770.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                                          NET
                                          REALIZED
                   NET                    AND                                       NET
                   ASSET                  UNREALIZED                  DISTRIBUTION  ASSET                              RATIO OF
                   VALUE      NET         GAINS        DISTRIBUTIONS  FROM          VALUE                 NET ASSETS   EXPENSES
                   BEGINNING  INVESTMENT  (LOSSES)     FROM NET       REALIZED      END                   END OF       TO
                   OF         INCOME      ON           INVESTMENT     CAPITAL       OF         TOTAL      PERIOD       AVERAGE
                   PERIOD     (LOSS)      INVESTMENTS  INCOME         GAINS         PERIOD     RETURN+    (000)        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

BALANCED FUND
TRUST SHARES
1999               $13.09     $0.28       $1.09       $(0.28)        $(0.92)        $13.26      10.98%    $251,752     0.97%
1998                11.94      0.31        2.19        (0.32)         (1.03)         13.09      22.15      188,465     0.96
1997                11.55      0.33        1.47        (0.32)         (1.09)         11.94      16.66      151,358     0.95
1996                10.26      0.33        1.41        (0.34)         (0.11)         11.55      17.26      111,638     0.95
1995                 9.76      0.33        0.49        (0.32)             --         10.26       8.72       89,051     0.95

CAPITAL
APPRECIATION FUND
TRUST SHARES
1999               $16.48     $ 0.05      $2.70       $(0.06)        $(2.55)        $16.62      17.83%    $1,966,842   1.17%
1998                15.09       0.09       3.96        (0.09)         (2.57)         16.48      29.51      1,532,587   1.16
1997                14.90       0.12       3.13        (0.12)         (2.94)         15.09      24.66      1,085,128   1.15
1996                12.18       0.12       3.32        (0.13)         (0.59)         14.90      28.97        981,498   1.15
1995                11.99       0.16       0.57        (0.14)         (0.40)         12.18       6.63        984,205   1.15

GROWTH AND INCOME
FUND (A)
TRUST SHARES
1999(1)            $15.10     $ 0.04      $ 1.97      $(0.02)        $(1.00)        $16.09      14.24%    $  634,279   1.14%
FOR THE YEARS ENDED
NOVEMBER 30:
1998                16.55       0.09        1.64       (0.09)         (3.09)         15.10      13.64%       577,042   1.03%
1997                13.39       0.14        3.24       (0.15)         (0.07)         16.55      25.41        590,824   1.02
1996                11.60       0.17        2.38       (0.17)         (0.59)         13.39      22.68        553,648   1.02
1995                10.73       0.24        2.62       (0.26)         (1.73)         11.60      28.76        220,386   1.02
1994                11.38       0.20       (0.24)      (0.19)         (0.42)         10.73      (0.49)       166,713   1.01

                                                RATIO OF
                 RATIO OF     RATIO OF          NET INVESTMENT
                 NET          EXPENSES TO       INCOME
                 INVESTMENT   AVERAGE NET       TO AVERAGE NET
                 INCOME       ASSETS            ASSETS
                 TO           (EXCLUDING        (EXCLUDING       PORTFOLIO
                 AVERAGE      WAIVERS AND       WAIVERS AND      TURNOVER
                 NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)  RATE
---------------------------------------------------------------------------

BALANCED FUND
TRUST SHARES
1999                  2.19%       1.06%           2.10%             179%
1998                  2.51        1.08            2.39              154
1997                  2.89        1.08            2.76              197
1996                  3.00        1.09            2.86              155
1995                  3.44        1.11            3.28              157

CAPITAL
APPRECIATION FUND
TRUST SHARES
1999                  0.29%       1.26%           0.20%             147%
1998                  0.61        1.27            0.50              194
1997                  0.83        1.25            0.73              141
1996                  0.90        1.27            0.78              156
1995                  1.38        1.28            1.25              128

GROWTH AND INCOME
FUND (A)
TRUST SHARES
1999(1)               0.49%       1.43%           0.20%              31%
FOR THE YEARS ENDED
NOVEMBER 30:
1998                  0.63%       1.21            0.45%              71%
1997                  0.92        1.17            0.77              100
1996                  1.38        1.17            1.23               82
1995                  2.16        1.17            2.01              175
1994                  1.82        1.01            1.82              116


 + Returns are for the period indicated and have not been annualized. total return figures do not reflect applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the Crestar Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The Crestar
Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                           NET
                                           REALIZED
                    NET                    AND                                       NET
                    ASSET                  UNREALIZED                  DISTRIBUTION  ASSET                              RATIO OF
                    VALUE      NET         GAINS        DISTRIBUTIONS  FROM          VALUE                 NET ASSETS   EXPENSES
                    BEGINNING  INVESTMENT  (LOSSES)     FROM NET       REALIZED      END                   END OF       TO
                    OF         INCOME      ON           INVESTMENT     CAPITAL       OF         TOTAL      PERIOD       AVERAGE
                    PERIOD     (LOSS)      INVESTMENTS  INCOME         GAINS         PERIOD     RETURN+    (000)        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
EQUITY FUND
TRUST SHARES
1999                $15.00       $  --      $(1.14)     $(0.05)        $(0.84)        $12.97    (7.43%)  $573,255       1.47%
1998                 13.63        0.04        2.69       (0.04)         (1.32)         15.00    21.87     628,870       1.47
1997                 11.40        0.03        2.57       (0.02)         (0.35)         13.63    23.29     489,325       1.46
1996(2)              10.00        0.05        1.35          --             --          11.40    14.00     213,306       1.46

INTERNATIONAL
EQUITY INDEX FUND
TRUST SHARES
1999                $13.31       $ 0.09     $ 0.85      $(0.24)        $(2.19)        $11.82     7.87%    $74,616       1.07%
1998                 11.34         0.11       2.65       (0.11)         (0.68)         13.31    25.82      56,200       1.06
1997                 10.96         0.10       0.69       (0.11)         (0.30)         11.34     7.48      53,516       1.05
1996                 10.24         0.10       0.84       (0.13)         (0.09)         10.96     9.29      90,980       1.05
1995(3)              10.00         0.08       0.19       (0.02)         (0.01)         10.24     2.69      89,446       1.05

INVESTMENT GRADE
BOND FUND
TRUST SHARES
1999                $10.65       $ 0.56     $(0.11)     $(0.56)        $(0.18)        $10.36     4.25% $1,149,068        0.77%
1998                 10.16         0.60       0.49       (0.60)            --          10.65    10.92     793,488        0.76
1997                 10.07         0.60       0.09       (0.60)            --          10.16     6.99     633,646        0.75
1996                 10.26         0.60      (0.19)      (0.60)            --          10.07     4.02     599,514        0.75
1995                  9.89         0.61       0.37       (0.61)            --          10.26    10.39     543,308        0.75

LIMITED-TERM
FEDERAL MORTGAGE
SECURITIES FUND
TRUST SHARES
1999                $10.12       $ 0.54     $(0.06)     $(0.54)        $(0.12)        $9.94     4.75%    $135,256        0.67%
1998                 10.02         0.58       0.11       (0.58)         (0.01)        10.12     7.12      137,488        0.66
1997                  9.99         0.58       0.04       (0.58)         (0.01)        10.02     6.43      123,903        0.65
1996                 10.11         0.62      (0.14)      (0.60)            --          9.99     4.84       73,370        0.65
1995(4)              10.00         0.58       0.13       (0.60)            --         10.11     7.50       41,823        0.65

                                                   RATIO OF
                    RATIO OF     RATIO OF          NET INVESTMENT
                    NET          EXPENSES TO       INCOME (LOSS)
                    INVESTMENT   AVERAGE NET       TO AVERAGE NET
                    INCOME       ASSETS            ASSETS
                    (LOSS) TO    (EXCLUDING        (EXCLUDING         PORTFOLIO
                    AVERAGE      WAIVERS AND       WAIVERS AND        TURNOVER
                    NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)    RATE
-------------------------------------------------------------------------------

INTERNATIONAL
EQUITY FUND
TRUST SHARES
1999                  0.68%        1.52%             0.63%              161%
1998                  0.61         1.48              0.60               108
1997                  0.51         1.51              0.46               139
1996(2)               1.36         1.65              1.17               113




INTERNATIONAL
EQUITY INDEX FUND
TRUST SHARES
1999                  0.69%        1.17%             0.59%               32%
1998                  0.88         1.18              0.76                 1
1997                  0.71         1.15              0.61                 2
1996                  0.84         1.19              0.70                30
1995(3)               1.13         1.31              0.87                10

INVESTMENT GRADE
BOND FUND
TRUST SHARES
1999                  5.25%        0.85%             5.17%              221%
1998                  5.67         0.86              5.57               109
1997                  5.89         0.85              5.79               298
1996                  5.81         0.87              5.69               184
1995                  6.22         0.88              6.09               238

LIMITED-TERM
FEDERAL MORTGAGE
SECURITIES FUND
TRUST SHARES
1999                  5.28%        0.77%              5.18%             379%
1998                  5.75         0.77               5.64              163
1997                  5.81         0.78               5.68              133
1996                  6.04         0.84               5.85               83
1995(4)               6.43         0.93               6.15               68


+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(2) Commenced operations on December 1, 1995. All ratios for the period have been annualized.
(3) Commenced operations on June 6, 1994. All ratios for the period have been annualized.
(4) Commenced operations on June 7, 1994. All ratios for the period have been annualized.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                             NET
                                             REALIZED
                    NET                      AND                                       NET
                    ASSET                    UNREALIZED                  DISTRIBUTION  ASSET                              RATIO OF
                    VALUE      NET           GAINS        DISTRIBUTIONS  FROM          VALUE                 NET ASSETS   EXPENSES
                    BEGINNING  INVESTMENT    (LOSSES)     FROM NET       REALIZED      END                   END OF       TO
                    OF         INCOME        ON           INVESTMENT     CAPITAL       OF         TOTAL      PERIOD       AVERAGE
                    PERIOD     (LOSS)        INVESTMENTS  INCOME         GAINS         PERIOD     RETURN+    (000)        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP EQUITY FUND
TRUST SHARES
1999                $13.79     $ 0.01        $0.07        $   --         $(1.19)       $12.68      1.61%     $254,055     1.17%
1998                 13.21         --         2.54            --          (1.96)        13.79     21.14       337,825     1.16
1997                 12.76       0.03         1.69         (0.05)         (1.22)        13.21     14.23       287,370     1.15
1996                 11.00       0.08         2.63         (0.08)         (0.87)        12.76     25.54       253,905     1.15
1995                  9.85       0.08         1.15         (0.08)            --         11.00     12.56       125,562     1.15

SHORT-TERM BOND FUND
TRUST SHARES
1999                $10.05     $0.51         $(0.10)      $(0.52)        $(0.03)       $ 9.91      4.06%     $209,904     0.67%
1998                  9.90      0.55           0.16        (0.55)         (0.01)        10.05      7.31       120,422     0.66
1997                  9.86      0.53           0.07        (0.53)         (0.03)         9.90      6.30        89,701     0.65
1996                  9.98      0.54          (0.10)       (0.54)         (0.02)         9.86      4.45        91,156     0.65
1995                  9.79      0.53           0.19        (0.53)            --          9.98      7.60        60,952     0.65

SHORT-TERM U.S.
TREASURY SECURITIES
FUND TRUST SHARES
1999                $ 9.97     $0.47         $(0.02)      $(0.47)        $   --        $ 9.95      4.59%     $ 56,027     0.67%
1998                  9.88      0.51           0.10        (0.52)            --          9.97      6.30        46,920     0.66
1997                  9.84      0.51           0.04        (0.51)            --          9.88      5.76        21,988     0.65
1996                  9.93      0.55          (0.09)       (0.55)            --          9.84      4.73        10,149     0.65
1995                  9.82      0.47           0.11        (0.47)            --          9.93      6.11         9,599     0.65

SMALL CAP EQUITY
FUND TRUST SHARES
1999                $12.88     $0.13         $(2.57)      $(0.13)        $(0.61)       $ 9.70    (18.72%)    $301,984     1.22%
1998                 11.07      0.14           2.41        (0.12)         (0.62)        12.88     23.59       390,841     1.21
1997(1)              10.00      0.05           1.04        (0.02)            --         11.07     10.97       131,049     1.20



                                                   RATIO OF
                    RATIO OF     RATIO OF          NET INVESTMENT
                    NET          EXPENSES TO       INCOME (LOSS)
                    INVESTMENT   AVERAGE NET       TO AVERAGE NET
                    INCOME       ASSETS            ASSETS
                    (LOSS) TO    (EXCLUDING        (EXCLUDING         PORTFOLIO
                    AVERAGE      WAIVERS AND       WAIVERS AND        TURNOVER
                    NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)    RATE
-------------------------------------------------------------------------------

MID-CAP EQUITY FUND
TRUST SHARES
1999                (0.47%)      1.28%             (0.58%)             76%
1998                (0.29)       1.27              (0.40)             129
1997                 0.23        1.26               0.12              152
1996                 0.70        1.29               0.56              116
1995                 0.88        1.32               0.71               66

SHORT-TERM BOND FUND
TRUST SHARES
1999                 5.12%       0.77%              5.02%             108%
1998                 5.47        0.79               5.34               87
1997                 5.37        0.78               5.24              118
1996                 5.39        0.81               5.23              163
1995                 5.49        0.85               5.29              200

SHORT-TERM U.S.
TREASURY SECURITIES
FUND
TRUST SHARES
1999                 4.69%       0.78%              4.58%              57%
1998                 5.19        0.84               5.01               39
1997                 5.23        0.92               4.96               93
1996                 5.56        1.00               5.21               94
1995                 4.91        1.08               4.48               88

SMALL CAP EQUITY
FUND
TRUST SHARES
1999                 1.27%       1.27%              1.22%              63%
1998                 1.07        1.31               0.97               55
1997(1)              1.86        1.37               1.69               27


+ Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) Commenced operations on January 31, 1997. All ratios for the period have been annualized.

STI CLASSIC EQUITY FUNDS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                             NET
                                             REALIZED
                    NET                      AND                                       NET
                    ASSET                    UNREALIZED                  DISTRIBUTION  ASSET                              RATIO OF
                    VALUE      NET           GAINS        DISTRIBUTIONS  FROM          VALUE                 NET ASSETS   EXPENSES
                    BEGINNING  INVESTMENT    (LOSSES)     FROM NET       REALIZED      END                   END OF       TO
                    OF         INCOME        ON           INVESTMENT     CAPITAL       OF         TOTAL      PERIOD       AVERAGE
                    PERIOD     (LOSS)        INVESTMENTS  INCOME         GAINS         PERIOD     RETURN+    (000)        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH
STOCK FUND
TRUST SHARES
1999(2)             $10.00     $(0.05)       $ 4.62       $   --         $(0.02)       $14.55     45.70%     $152,290     1.20%

TAX SENSITIVE GROWTH
STOCK FUND
TRUST SHARES
1999(3)             $25.61     $0.02         $ 4.34       $(0.01)        $   --        $29.96     17.04%     $223,543     1.20%

U.S. GOVERNMENT
SECURITIES FUND
TRUST SHARES
1999                $10.46     $0.59         $(0.18)      $(0.59)        $   --        $10.28      3.90%     $102,167     0.77%
1998                 10.02      0.61           0.44        (0.61)            --         10.46     10.76        34,899     0.76
1997                  9.91      0.62           0.11        (0.62)            --         10.02      7.54        19,471     0.75
1996                 10.27      0.62          (0.33)       (0.62)         (0.03)         9.91      2.77        10,277     0.75
1995(4)               9.98      0.53           0.29        (0.53)            --         10.27      8.64         3,291     0.75

VALUE INCOME
STOCK FUND
TRUST SHARES
1999                $13.90     $0.24         $1.02        $(0.24)        $(2.07)       $12.85     11.13%     $1,589,951   0.92%
1998                 13.71      0.26          2.62         (0.27)         (2.42)        13.90     23.10       1,725,418   0.92
1997                 13.15      0.30          2.32         (0.30)         (1.76)        13.71     22.18       1,488,062   0.91
1996                 11.59      0.35          2.71         (0.34)         (1.16)        13.15     27.91       1,244,399   0.92
1995                 10.54      0.32          1.56         (0.32)         (0.51)        11.59     19.06         991,977   0.95


                                                   RATIO OF
                    RATIO OF     RATIO OF          NET INVESTMENT
                    NET          EXPENSES TO       INCOME (LOSS)
                    INVESTMENT   AVERAGE NET       TO AVERAGE NET
                    INCOME       ASSETS            ASSETS
                    (LOSS) TO    (EXCLUDING        (EXCLUDING         PORTFOLIO
                    AVERAGE      WAIVERS AND       WAIVERS AND        TURNOVER
                    NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)    RATE
-------------------------------------------------------------------------------
SMALL CAP GROWTH
STOCK FUND
TRUST SHARES
1999(2)              (0.48%)      1.49%           (0.77%)           75%

TAX SENSITIVE GROWTH
STOCK FUND
TRUST SHARES
1999(3)               0.21%       1.34%            0.07%            18%

U.S. GOVERNMENT
SECURITIES FUND
TRUST SHARES
1999                  5.58%       0.88%            5.47%            19%
1998                  5.93        0.92             5.77             14
1997                  6.19        1.02             5.92             21
1996                  6.05        1.25             5.55             83
1995(4)               6.67        3.33             4.09             30

VALUE INCOME STOCK
FUND TRUST SHARES
1999                  1.91%       0.92%            1.91%            69%
1998                  1.85        0.92             1.85             99
1997                  2.40        0.91             2.40            105
1996                  2.86        0.92             2.86            134
1995                  3.16        0.95             3.16            126


+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(2) Commenced operations on October 8, 1998. All ratios for the period have been annualized.
(3) Commenced operations on December 11, 1998. All ratios for the period have been annualized.
(4) Commenced operations on July 31, 1994. All ratios for the period have been annualized.

STI CLASSIC EQUITY FUNDS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                             NET
                                             REALIZED
                    NET                      AND                                       NET
                    ASSET                    UNREALIZED                  DISTRIBUTION  ASSET                              RATIO OF
                    VALUE      NET           GAINS        DISTRIBUTIONS  FROM          VALUE                 NET ASSETS   EXPENSES
                    BEGINNING  INVESTMENT    (LOSSES)     FROM NET       REALIZED      END                   END OF       TO
                    OF         INCOME        ON           INVESTMENT     CAPITAL       OF         TOTAL      PERIOD       AVERAGE
                    PERIOD     (LOSS)        INVESTMENTS  INCOME         GAINS         PERIOD     RETURN+    (000)        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

PRIME QUALITY MONEY
MARKET FUND
TRUST SHARES
1999                $1.00      $0.05         $--          $(0.05)        $--           $1.00      4.83%      $3,903,232   0.60%
1998                 1.00       0.05          --           (0.05)         --            1.00      5.22%       1,880,229   0.59%
1997                 1.00       0.05          --           (0.05)         --            1.00      5.01%       1,086,555   0.58%
1996                 1.00       0.05          --           (0.05)         --            1.00      5.25%       1,050,800   0.58%
1995                 1.00       0.05          --           (0.05)         --            1.00      4.79%         799,189   0.58%

U.S. GOVERNMENT
SECURITIES MONEY
MARKET FUND
TRUST SHARES
1999                $1.00      $0.04         $--          $(0.04)        $--           $1.00      4.57%      $404,459     0.63%
1998                 1.00       0.05          --           (0.05)         --            1.00      5.04%       377,490     0.62%
1997                 1.00       0.05          --           (0.05)         --            1.00      4.83%       344,350     0.61%
1996                 1.00       0.05          --           (0.05)         --            1.00      5.14%       325,493     0.61%
1995                 1.00       0.05          --           (0.05)         --            1.00      4.67%       434,111     0.61%

U.S. TREASURY MONEY
MARKET FUND (A)
TRUST SHARES
1999*               $1.00      $0.02         $--          $(0.02)        $--           $1.00      2.08%      $760,833     0.68%
FOR THE YEAR ENDED
NOVEMBER 30:
1998                 1.00       0.05          --           (0.05)         --            1.00      4.89%       699,923     0.66%
1997                 1.00       0.05          --           (0.05)         --            1.00      4.91%       632,381     0.65%
1996                 1.00       0.05          --           (0.05)         --            1.00      4.80%       389,051     0.66%
1995                 1.00       0.05          --           (0.05)         --            1.00      5.29%       370,454     0.66%


                                                   RATIO OF
                    RATIO OF     RATIO OF          NET INVESTMENT
                    NET          EXPENSES TO       INCOME (LOSS)
                    INVESTMENT   AVERAGE NET       TO AVERAGE NET
                    INCOME       ASSETS            ASSETS
                    (LOSS) TO    (EXCLUDING        (EXCLUDING         PORTFOLIO
                    AVERAGE      WAIVERS AND       WAIVERS AND        TURNOVER
                    NET ASSETS   REIMBURSEMENTS)   REIMBURSEMENTS)    RATE
-------------------------------------------------------------------------------

PRIME QUALITY MONEY
MARKET FUND
TRUST SHARES
1999                4.69%        0.77%             4.52%
1998                5.10%        0.77%             4.92%
1997                4.90%        0.76%             4.72%
1996                5.11%        0.78%             4.91%
1995                4.77%        0.79%             4.56%

U.S. GOVERNMENT
SECURITIES MONEY
MARKET FUND
TRUST SHARES
1999                4.47%        0.76%             4.34%
1998                4.92%        0.78%             4.76%
1997                4.73%        0.76%             4.58%
1996                5.02%        0.78%             4.85%
1995                4.64%        0.80%             4.45%

U.S. TREASURY MONEY
MARKET FUND (A)
TRUST SHARES
1999*               4.10%        0.83%             3.95%
FOR THE YEAR ENDED
NOVEMBER 30:
1998                4.77%        0.81%             4.62%
1997                4.82%        0.80%             4.67%
1996                4.69%        0.81%             4.54%
1995                5.16%        0.81%             5.01%

* For the period December 1, 1998 TO May 31, 1999. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized.
(A) On May 24, 1999, the Crestar U.S. Treasury Money Fund Exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The Crestar U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or round to $0.

STI CLASSIC EQUITY FUNDS
FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                             NET
                                             REALIZED
                    NET                      AND                                       NET
                    ASSET                    UNREALIZED                  DISTRIBUTION  ASSET                              RATIO OF
                    VALUE      NET           GAINS        DISTRIBUTIONS  FROM          VALUE                 NET ASSETS   EXPENSES
                    BEGINNING  INVESTMENT    (LOSSES)     FROM NET       REALIZED      END                   END OF       TO
                    OF         INCOME        ON           INVESTMENT     CAPITAL       OF         TOTAL      PERIOD       AVERAGE
                    PERIOD     (LOSS)        INVESTMENTS  INCOME         GAINS         PERIOD     RETURN+    (000)        NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

LIFE VISION BALANCED
PORTFOLIO (A)
TRUST SHARES
1999(1)             $11.01     $0.11         $0.56        $(0.09)        $(0.79)       $10.80     6.35%      $88,188      0.27%
FOR THE YEARS ENDED
NOVEMBER 30:
1998                 10.46      0.24          0.58         (0.24)         (0.03)        11.01     7.90        93,211      0.25
1997(2)              10.00      0.12          0.45         (0.11)            --         10.46     5.70        89,442      0.25

LIFE VISION GROWTH
AND INCOME PORTFOLIO (A)
TRUST SHARES
1999(1)             $11.06     $0.08         $0.69        $(0.06)        $(1.44)       $10.33     7.75%      $21,950      0.27%
FOR THE YEARS ENDED
NOVEMBER 30:
1998                 10.51      0.18          0.56         (0.18)         (0.01)        11.06     7.12        19,042      0.25
1997(2)              10.00      0.09          0.51         (0.09)            --         10.51     5.97        22,521      0.25

LIFE VISION MAXIMUM
GROWTH PORTFOLIO (A)
TRUST SHARES
1999(1)             $11.32     $0.02         $1.13        $(0.01)         $(1.15)     $11.31     10.99%      $18,699      0.27%
FOR THE YEARS ENDED
NOVEMBER 30:
1998                 10.65      0.03          0.67         (0.03)             --       11.32      6.53        16,230      0.25
1997(2)              10.00      0.03          0.65         (0.03)             --       10.65      6.82        13,712      0.25


                                                      RATIO OF
                      RATIO OF      RATIO OF          NET INVESTMENT
                      NET           EXPENSES TO       INCOME (LOSS)
                      INVESTMENT    AVERAGE NET       TO AVERAGE NET
                      INCOME        ASSETS            ASSETS
                      (LOSS) TO     (EXCLUDING        (EXCLUDING         PORTFOLIO
                      AVERAGE       WAIVERS AND       WAIVERS AND        TURNOVER
                      NET ASSETS    REIMBURSEMENTS)   REIMBURSEMENTS)    RATE
-------------------------------------------------------------------------------

LIFE VISION BALANCED
PORTFOLIO (A)
TRUST SHARES
1999(1)               1.90%         0.42%             1.75%              48%
FOR THE YEARS ENDED
NOVEMBER 30:
1998                  2.21          0.42              2.04               52
1997(2)               2.66          0.42              2.49               43

LIFE VISION GROWTH
AND INCOME PORTFOLIO
TRUST SHARES
1999(1)               1.38%         0.60%             1.05%              40%
FOR THE YEARS ENDED
NOVEMBER 30:
1998                  1.68          0.59              1.34               57
1997(2)               2.11          0.59              1.77               25

LIFE VISION MAXIMUM
GROWTH PORTFOLIO (A)
TRUST SHARES
1999(1)               0.28%         0.63%            (0.08%)             33%
FOR THE YEARS ENDED
NOVEMBER 30:
1998                  0.23          0.66             (0.18)              75
1997(2)               0.72          0.73              0.24               34


 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(A) On May 24, 1999, the Crestar Life Vision Balanced, Crestar Life Vision Growth and Income, and Crestar Life Vision Maximum Growth portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Balanced, Life Vision Growth and Income, and Life Vision Maximum Growth portfolios, respectively. The Crestar Life Vision Balanced, Crestar Life Vision Growth and Income, and Crestar Life Vision Maximum Growth portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on JUNE 30, 1997. All ratios for the period have been annualized.

                                STI CLASSIC FUNDS

INVESTMENT ADVISERS

STI Capital Management, N.A.
P.O. Box 3808
Orlando, FL 32802

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                           BOND AND MONEY MARKET FUNDS

                                  TRUST SHARES

                                   PROSPECTUS

                                 OCTOBER 1, 1999

                          FLORIDA TAX-EXEMPT BOND FUND
                          GEORGIA TAX-EXEMPT BOND FUND
                           INVESTMENT GRADE BOND FUND
                      INVESTMENT GRADE TAX-EXEMPT BOND FUND
                  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
                          MARYLAND MUNICIPAL BOND FUND
                              SHORT-TERM BOND FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                        U.S. GOVERNMENT SECURITIES FUND
                   VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                         VIRGINIA MUNICIPAL BOND FUND

                               MONEY MARKET FUNDS
                        PRIME QUALITY MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND

                               INVESTMENT ADVISERS
                          STI CAPITAL MANAGEMENT, N.A.
                             SUNTRUST BANK, ATLANTA
                         TRUSCO CAPITAL MANAGEMENT, INC.

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
          SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a money market fund) is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Bond and Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                   PAGE
     FLORIDA TAX-EXEMPT BOND FUND................................    3
     GEORGIA TAX-EXEMPT BOND FUND................................    4
     INVESTMENT GRADE BOND FUND..................................    6
     INVESTMENT GRADE TAX-EXEMPT BOND FUND.......................    8
     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND...............   10
     MARYLAND MUNICIPAL BOND FUND................................   12
     SHORT-TERM BOND FUND........................................   14
     SHORT-TERM U.S. TREASURY SECURITIES FUND....................   16
     U.S. GOVERNMENT SECURITIES FUND.............................   18
     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND...................   20
     VIRGINIA MUNICIPAL BOND FUND................................   22
     PRIME QUALITY MONEY MARKET FUND.............................   24
     TAX-EXEMPT MONEY MARKET FUND................................   26
     TAX-FREE MONEY MARKET FUND..................................   28
     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND................   30
     U.S. TREASURY MONEY MARKET FUND.............................   32
     MORE INFORMATION ABOUT RISK.................................   34
     EACH FUND'S OTHER INVESTMENTS...............................   35
     THE INVESTMENT ADVISERS AND PORTFOLIO MANAGERS..............   36
     PURCHASING AND SELLING FUND SHARES..........................   37
     DIVIDENDS AND DISTRIBUTIONS.................................   39
     TAXES.......................................................   40
     FINANCIAL HIGHLIGHTS........................................   46
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC FUNDS...........................................   Back Cover


[INSERT ICONS HERE]

FLORIDA TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                   Current income exempt
                                  from federal income taxes for
                                  Florida residents with shares
                                  themselves expected to be
                                  exempt from the Florida
                                  intangible personal property
                                  tax

INVESTMENT FOCUS                  Florida municipal securities

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Attempts to invest more Fund assets in
                                  undervalued sectors and less in overvalued ones

INVESTOR PROFILE                  Florida residents who want income exempt from
                                  federal income taxes

INVESTMENT STRATEGY

The Florida Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies of Florida.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                       1995                 15.85%
                       1996                  3.94%
                       1997                  7.82%
                       1998                  6.24%

                   BEST QUARTER          WORST QUARTER
                      6.18%                  -1.41%
                    (3/31/95)              (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -2.10%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

TRUST SHARES                                      1 YEAR    SINCE INCEPTION
-----------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                       6.24%        6.45%*
Lehman Brothers 10-Year Municipal Bond Index       6.76%        6.19%**

*    SINCE 1/25/94
**   SINCE 1/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       TRUST SHARES
--------------------------------------------------------------------------
Investment Advisory Fees                                   0.65%
Other Expenses                                             0.12%
                                                           -----
Total Annual Fund Operating Expenses                       0.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR          3 YEARS          5 YEARS         10 YEARS
      $79             $246             $428             $954

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.55% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

GEORGIA TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                   Current income exempt from federal and Georgia
                                  income taxes for Georgia residents without undue risk

INVESTMENT FOCUS                  Georgia municipal securities

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Attempts to invest more Fund assets in
                                  undervalued sectors and less in overvalued ones

INVESTOR PROFILE                  Georgia residents who want income exempt from
                                  federal and state income taxes

INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. Territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                       1995                 13.51%
                       1996                  3.53%
                       1997                  8.17%
                       1998                  5.79%

                   BEST QUARTER          WORST QUARTER
                      5.02%                  -0.79%
                    (3/31/95)              (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -2.24%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

TRUST SHARES                                     1 YEAR       SINCE INCEPTION
-------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                      5.79%           5.06%*
Lehman Brothers 10-Year Municipal Bond Index      6.76%           6.19%**

*    SINCE 1/18/94
**   SINCE 1/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                         0.65%
Other Expenses                                                   0.13%
                                                                 -----
Total Annual Fund Operating Expenses                             0.78%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR          3 YEARS          5 YEARS          10 YEARS
      $80             $249             $433              $966

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.54% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                   High total return through current income and
                                  capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                  Investment grade U.S. government and corporate
                                  debt securities

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify relatively inexpensive
                                  securities in a selected market index

INVESTOR PROFILE                  Investors who want to receive income from
                                  their investment, as well as an increase in the value of the investment

INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers Government/Corporate Bond Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                       1993                 10.84%
                       1994                 -3.32%
                       1995                 17.80%
                       1996                  2.34%
                       1997                  9.08%
                       1998                  9.19%

                   BEST QUARTER          WORST QUARTER
                      6.11%                  -2.67%
                    (6/30/95)              (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.83%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

TRUST SHARES                                         1 YEAR     5 YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------
Investment Grade Bond Fund                            9.19%      6.78%           7.30%*
Lehman Brothers Government/Corporate Bond Index       9.47%      7.30%           7.77%**

*        SINCE 7/16/92
**       SINCE 7/31/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
----------------------------------------------------------------------------
Investment Advisory Fees                                      0.74%
Other Expenses                                                0.11%
                                                              -----
Total Annual Fund Operating Expenses                          0.85%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR          3 YEARS         5 YEARS          10 YEARS
      $87             $271            $471             $1,049

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.66% AND 0.77%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

INVESTMENT GRADE TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                   High total return through (i) current income
                                  that is exempt from federal income taxes and
                                  (ii) capital appreciation, while preserving the principal amount invested

INVESTMENT FOCUS                  Investment grade municipal securities

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Attempts to invest more Fund assets in
                                  undervalued sectors and less in overvalued ones

INVESTOR PROFILE                  Investors who want to receive tax-free current
                                  income and an increase in the value of their investment

INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possessions. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                       1994                    -0.32%
                       1995                    14.97%
                       1996                     5.52%
                       1997                     7.79%
                       1998                     7.06%

                   BEST QUARTER             WORST QUARTER
                      6.07%                     -3.14%
                    (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -0.96%.

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX. PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, BUT THE ADVISER BELIEVES THAT THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX, BECAUSE OF ITS EMPHASIS ON REVENUE BONDS AS WELL AS GENERAL OBLIGATION BONDS, MORE ACCURATELY REFLECTS THE TYPE OF SECURITIES IN WHICH THE FUND INVESTS.

TRUST SHARES                                    1 YEAR     5 YEARS     SINCE INCEPTION
----------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund            7.06%      6.89%          6.71%*
Lehman Brothers 5-Year Municipal Bond Index      5.85%      5.22%          5.25%**
Lehman Brothers 5-Year G.O. Index                5.85%      5.36%          5.40%**

*    SINCE 10/21/93
**   SINCE 10/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The previous index, the Lehman Brothers 5-Year G.O. Index, is a widely-recognized index of municipal bonds with maturities ranging from 4 to 6 years. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             TRUST SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                         0.74%
Other Expenses                                                   0.13%
                                                                 -----
Total Annual Fund Operating Expenses                             0.87%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR          3 YEARS          5 YEARS          10 YEARS
       $89             $278             $482            $1,073

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.64% AND 0.77%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income, while preserving capital

INVESTMENT FOCUS                   Mortgage-backed securities

SHARE PRICE VOLATILITY             Moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify securities that are less
                                   prone to prepayment risk

INVESTOR PROFILE                   Conservative investors who want to receive
                                   income from their investment

INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, mortgage-backed securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                       1995                       12.14%
                       1996                        4.53%
                       1997                        6.74%
                       1998                        6.90%

                   BEST QUARTER                WORST QUARTER
                      4.05%                        -0.32%
                    (3/31/95)                    (3/31/97)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 0.32%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENTS, INTERMEDIATE-TERM INDEX.

TRUST SHARES                                              1 YEAR      SINCE INCEPTION
---------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund             6.90%            6.64%*
Merrill Lynch 1-5 Year U.S. Treasury Index                7.74%            7.24%**
Merrill Lynch 1-5 Year U.S. Governments,
  Intermediate-Term Index                                 7.67%            7.24%**

*    SINCE 6/6/94
**   SINCE 6/30/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Treasury Index is a widely-recognized, capitalization-weighted index of U.S. Treasury securities with maturities 1 year or greater and no more than 5 years. The Merrill Lynch 1-5 Year U.S. Governments, Intermediate-Term Index is a widely-recognized capitalization weighted index including all U.S. Treasuries, and agency securities with maturities of 1 year or greater but less than 5 years from maturity.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                       0.65%
Other Expenses                                                 0.12%
                                                               -----
Total Annual Fund Operating Expenses                           0.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR          3 YEARS          5 YEARS          10 YEARS
       $79             $246             $428             $954

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.55% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

MARYLAND MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income exempt from federal and
                                   Maryland income tax, consistent with
                                   preservation of capital

INVESTMENT FOCUS                   Maryland municipal securities

SHARE PRICE VOLATILITY             Moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to invest in investment grade
                                   municipal securities

INVESTOR PROFILE                   Maryland residents who want income exempt
                                   from federal and state income taxes

INVESTMENT STRATEGY

The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                       1997                     8.78%
                       1998                     5.87%

                   BEST QUARTER             WORST QUARTER
                      3.58%                     -0.70%
                    (6/30/97)                 (3/31/97)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -0.59%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

TRUST SHARES                                       1 YEAR     SINCE INCEPTION
-------------------------------------------------------------------------------
Maryland Municipal Bond Fund                       5.87%           5.11%*
Lehman Brothers General Obligation Bond Index      6.68%           7.60%**

*    SINCE 3/1/96
**   SINCE 3/31/96

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                           TRUST SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                       0.65%
Other Expenses                                                 0.19%
                                                               -----
Total Annual Fund Operating Expenses                           0.84%

*   EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT
FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR          3 YEARS          5 YEARS          10 YEARS
       $86             $268             $466            $1,037

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.49% AND 0.68%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SHORT-TERM BOND FUND

FUND SUMMARY


INVESTMENT GOAL                   High current income, while preserving capital

INVESTMENT FOCUS                  Investment grade U.S. government and
                                  corporate debt securities

SHARE PRICE VOLATILITY            Low

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify securities that offer a
                                  comparably better return than similar
                                  securities for a given level of credit risk

INVESTOR PROFILE                  Income oriented investors who are
                                  willing to accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                 1994                         -0.07%
                 1995                         11.77%
                 1996                          3.90%
                 1997                          6.78%
                 1998                          6.84%

                BEST QUARTER                WORST QUARTER
                   3.76%                        -0.58%
                 (6/30/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -0.20%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX AND THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT
SPONSORED/CORPORATE INDEX.


TRUST SHARES                                                           1 YEAR    5 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                    6.84%     5.77%       5.68%*
Salomon One Year Treasury Benchmark On-the-Run Index                    5.89%     5.66%       5.38%**
Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index          6.95%     6.00%       5.79%**


*    SINCE 3/15/93
**   SINCE 3/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon One Year Treasury Benchmark On-the-Run Index is a widely-recognized index of U.S. Treasury securities. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the index have maturities 1 year or greater and less than 3 years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                    TRUST SHARES
----------------------------------------------------------------
Investment Advisory Fees                                0.65%
Other Expenses                                          0.12%
                                                        ----
Total Annual Fund Operating Expenses                    0.77%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR            3 YEARS         5 YEARS           10 YEARS
       $79               $246             $428              $954


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.55% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SHORT-TERM U.S. TREASURY SECURITIES FUND

FUND SUMMARY


INVESTMENT GOAL                   High current income, while preserving capital

INVESTMENT FOCUS                  Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY            Low

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify Treasury securities
                                  with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE                  Income oriented investors who are willing
                                  to accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, short-term U.S. Treasury securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                        1994                          1.41%
                        1995                          8.58%
                        1996                          4.52%
                        1997                          5.86%
                        1998                          6.24%

                      BEST QUARTER                WORST QUARTER
                         2.61%                        -0.10%
                       (3/31/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 0.91%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY INDEX AND THE SALOMON 6 MONTH TREASURY BILL INDEX.


TRUST SHARES                                                        1 YEAR     5 YEARS    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                             6.24%      5.30%         5.06%*
Salomon 1-3 Year Treasury Index                                      6.98%      5.95%         5.73%**
Salomon 6 Month Treasury Bill Index                                  5.27%      5.24%         4.98%**


*    SINCE 3/15/93
**   SINCE 3/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities 1 year or greater and less than 3 years. The Salomon 6 Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                          TRUST SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                      0.65%
Other Expenses                                                0.13%
                                                              ----
Total Annual Fund Operating Expenses                          0.78%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR            3 YEARS          5 YEARS         10 YEARS
       $80               $249             $433             $966

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.54% AND 0.67%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

U.S. GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                        High current income, while preserving
                                       capital

INVESTMENT FOCUS                       Mortgage-backed securities and U.S.
                                       Treasury obligations

SHARE PRICE VOLATILITY                 Low to moderate

PRINCIPAL INVESTMENT STRATEGY          Attempts to increase income without
                                       adding undue risk

INVESTOR PROFILE                       Conservative investors who want to
                                       receive income from their investment


INVESTMENT STRATEGY

The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, U.S. government debt securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                    1995                         17.33%
                    1996                          2.55%
                    1997                          8.94%
                    1998                          8.16%

                   BEST QUARTER                WORST QUARTER
                      5.89%                        -2.24%
                    (6/30/95)                    (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.47%.

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX. PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX, BUT THE ADVISER BELIEVES THAT THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX, BECAUSE OF ITS GREATER EMPHASIS ON MORTGAGE-BACKED SECURITIES, MORE ACCURATELY REFLECTS THE TYPE OF SECURITIES IN WHICH THE FUND INVESTS.


TRUST SHARES                                           1 YEAR      SINCE INCEPTION
----------------------------------------------------------------------------------
U.S. Government Securities Fund                        8.16%            7.82%*
Merrill Lynch Government/Mortgage Index                8.91%            8.83%**
Lehman Brothers Intermediate Government Bond Index     8.47%            7.69%**

*    SINCE 8/1/94
**   SINCE 8/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The previous index, the Lehman Brothers Intermediate Government Bond Index, is a widely-recognized index of U.S. Treasury securities and government agency securities with maturities ranging from 1 to 10 years. The Merrill Lynch Government/Mortgage Index is a synthetic index created by combining, at their respective market weights; (i) the Merrill Lynch Government Master Index which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage
Master Index which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                       TRUST SHARES
-------------------------------------------------------------------
Investment Advisory Fees                                   0.74%
Other Expenses                                             0.14%
                                                           ----
Total Annual Fund Operating Expenses                       0.88%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR           3 YEARS           5 YEARS           10 YEARS
             $90              $281              $488              $1,084

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.63% AND 0.77%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income exempt from federal and
                                   Virginia income tax, consistent with
                                   preservation of capital

INVESTMENT FOCUS                   Virginia municipal securities

SHARE PRICE VOLATILITY             Low

PRINCIPAL INVESTMENT STRATEGY      Attempts to limit risk by investing in
                                   investment grade municipal securities
                                   with an intermediate average maturity

INVESTOR PROFILE                   Virginia residents who want income exempt
                                   from federal and state income taxes

INVESTMENT STRATEGY

The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                      1994                      -6.45%
                      1995                      14.25%
                      1996                       2.95%
                      1997                       7.25%
                      1998                       5.22%

                   BEST QUARTER             WORST QUARTER
                      5.99%                     -6.80%
                    (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.36%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR G.O. BOND INDEX AND THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

TRUST SHARES                                      1 YEAR     5 YEARS     SINCE INCEPTION
------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund         5.22%       4.42%          5.29%*
Lehman Brothers 5-Year G.O. Bond Index            5.85%       5.36%          5.77%**
Lehman Brothers General Obligation Bond Index     6.68%       6.13%          6.92%**

*    SINCE 1/11/93
**   SINCE 1/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Bond Index is a widely-recognized index of municipal bonds with maturities ranging from 4 to 6 years. The index represents various market sectors and geographic locations. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                           TRUST SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                       0.65%
Other Expenses                                                 0.11%
                                                               -----
Total Annual Fund Operating Expenses                           0.76%

*   EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR          3 YEARS          5 YEARS          10 YEARS
      $78             $243             $422              $942

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisers."

VIRGINIA MUNICIPAL BOND FUND

INVESTMENT GOAL                    High current income exempt from federal and
                                   Virginia income taxes, consistent with
                                   preservation of capital

INVESTMENT FOCUS                   Virginia municipal securities

SHARE PRICE VOLATILITY             Moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to invest in investment grade
                                   municipal securities

INVESTOR PROFILE                   Virginia residents who want income exempt
                                   from federal and state income taxes

INVESTMENT STRATEGY

The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.

                      1996                     1.68%
                      1997                     8.82%
                      1998                     5.85%

                   BEST QUARTER             WORST QUARTER
                      3.41%                     -2.73%
                     (6/30/97)                (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.25%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

TRUST SHARES                                      1 YEAR     SINCE INCEPTION
------------------------------------------------------------------------------
Virginia Municipal Bond Fund                       5.85%         6.71%*
Lehman Brothers General Obligation Bond Index      6.68%         7.99%**

*    SINCE 4/4/95
**   SINCE 4/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                          TRUST SHARES
----------------------------------------------------------------------------
Investment Advisory Fees                                      0.65%
Other Expenses                                                0.16%
                                                              -----
Total Annual Fund Operating Expenses                          0.81%

*  EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR          3 YEARS          5 YEARS          10 YEARS
       $83             $259             $450             $1,002

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.58% AND 0.74%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

PRIME QUALITY MONEY MARKET FUND

FUND SUMMARY


INVESTMENT GOAL                          High current income, while preserving
                                         capital and liquidity

INVESTMENT FOCUS                         Money market instruments

PRINCIPAL INVESTMENT STRATEGY            Attempts to identify money market
                                         instruments with the most attractive
                                         risk/return trade-off

INVESTOR PROFILE                         Conservative investors who want to
                                         receive current income


INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                    1993                          2.77%
                    1994                          3.77%
                    1995                          5.47%
                    1996                          4.99%
                    1997                          5.15%
                    1998                          5.10%

                    BEST QUARTER                WORST QUARTER
                       1.37%                        0.68%
                     (6/30/95)                    (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.24%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA FIRST TIER AVERAGE.


TRUST SHARES                                       1 YEAR         5 YEARS      SINCE INCEPTION
----------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                    5.10%           4.89%            4.40%*
IBC/Financial Data First Tier Average              4.96%           4.79%            4.31%**


*    SINCE 6/8/92
**   SINCE 6/30/92

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data First Tier Average is a widely-recognized composite of money market funds which invest in securities rated in the highest category by at least two of the five recognized rating agencies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         TRUST SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                     0.65%
Other Expenses                                               0.12%
                                                             ----
Total Annual Fund Operating Expenses                         0.77%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR            3 YEARS          5 YEARS             10 YEARS
     $79               $246             $428                 $954

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.48% AND 0.60%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

TAX-EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                          High current interest income exempt
                                         from federal income taxes, while
                                         preserving capital and liquidity

INVESTMENT FOCUS                         Municipal money market instruments

PRINCIPAL INVESTMENT STRATEGY            Attempts to increase income without
                                         added risk by analyzing credit quality

INVESTOR PROFILE                         Conservative investors who want to
                                         receive current tax-exempt income from
                                         their investment

INVESTMENT STRATEGY

The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                    1993                          2.02%
                    1994                          2.47%
                    1995                          3.48%
                    1996                          3.06%
                    1997                          3.23%
                    1998                          3.02%

                   BEST QUARTER                WORST QUARTER
                      0.92%                        0.45%
                    (6/30/95)                    (3/31/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 1.30%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.


TRUST SHARES                                                               1 YEAR   5 YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                               3.02%     3.05%          2.83%*
IBC/Financial Data Tax-Free Stockbroker & General Purpose Average          2.92%     2.92%          2.72%**


*    SINCE 6/8/92
**   SINCE 6/30/92

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from Federal taxation.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                         TRUST SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                     0.55%
Other Expenses                                               0.11%
                                                             ----
Total Annual Fund Operating Expenses                         0.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR           3 YEARS            5 YEARS           10 YEARS
             $67              $211               $368               $822

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.41% AND 0.52%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

TAX-FREE MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         High current income exempt from federal
                                        income tax, while preserving capital
                                        and liquidity

INVESTMENT FOCUS                        Municipal money market instruments


PRINCIPAL INVESTMENT STRATEGY           Attempts to increase income without
                                        added risk by analyzing credit quality

INVESTOR PROFILE                        Conservative investors who want to
                                        receive current tax-exempt income from
                                        their investment

INVESTMENT STRATEGY

The Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market.

The Fund may invest more than 25% of its assets in money market instruments issued by issuers located in one or more of the following states: Arizona, California, Maryland, New Jersey, New York and Pennsylvania and will invest more than 25% of its assets in money market instruments issued by issuers located in Virginia. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                     1990                          5.86%
                     1991                          4.55%
                     1992                          2.86%
                     1993                          1.84%
                     1994                          2.18%
                     1995                          3.28%
                     1996                          3.11%
                     1997                          3.08%
                     1998                          2.93%

                    BEST QUARTER                WORST QUARTER
                       1.47%                        0.43%
                     (6/30/90)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 1.27%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA TAX-FREE STOCKBROKER & GENERAL PURPOSE AVERAGE.


TRUST SHARES                                                                  1 YEAR      5 YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                                                    2.93%        2.92%           3.45%*
IBC/Financial Data Tax-Free Stockbroker & General Purpose Average             2.92%        2.92%           3.32%**

*    SINCE 6/15/89
**   SINCE 6/30/89

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data Tax-Free Stockbroker & General Purpose Average is a widely-recognized composite of money market funds which invest in short-term municipal securities, the income of which is exempt from Federal taxation.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*


                                                          TRUST SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                      0.40%
Other Expenses                                                0.11%
                                                              -----
Total Annual Fund Operating Expenses                          0.51%

*   EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR          3 YEARS         5 YEARS           10 YEARS
          $52            $164            $285               $640

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisers."

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

FUND SUMMARY


INVESTMENT GOAL                         High current income, while preserving
                                        capital and liquidity

INVESTMENT FOCUS                        U.S. Treasury and government agency
                                        securities, and repurchase agreements

PRINCIPAL INVESTMENT STRATEGY           Attempts to increase income without
                                        adding undue risk by analyzing yields

INVESTOR PROFILE                        Conservative investors who want to
                                        receive current income


INVESTMENT STRATEGY


The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, government agency securities; they are backed by the full faith and credit of the U.S. government and repurchase agreements involving these securities. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                        1993                          2.67%
                        1994                          3.64%
                        1995                          5.39%
                        1996                          4.81%
                        1997                          4.99%
                        1998                          4.88%

                       BEST QUARTER                WORST QUARTER
                          1.36%                        0.65%
                        (6/30/95)                    (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.08%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA U.S. TREASURY & REPO AVERAGE.


TRUST SHARES                                              1 YEAR     5 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund              4.88%       4.74%        4.26%*
IBC/Financial Data U.S. Treasury & Repo Average           4.81%       4.66%        4.19%**

*    SINCE 6/8/92
**   SINCE 6/30/92

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                            TRUST SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                        0.65%
Other Expenses                                                  0.11%
                                                                ----
Total Annual Fund Operating Expenses                            0.76%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR           3 YEARS          5 YEARS             10 YEARS
             $78              $243             $422                 $942

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.52% AND 0.63%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

U.S. TREASURY MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income, while maintaining
                                   liquidity

INVESTMENT FOCUS                   Money market instruments issued and
                                   guaranteed by the U.S. Treasury

PRINCIPAL INVESTMENT STRATEGY      Investing in U.S. Treasury obligations and
                                   repurchase agreements

INVESTOR PROFILE                   Conservative investors who want to receive
                                   current income from their investment


INVESTMENT STRATEGY

The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). The Fund will maintain an average maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                       1989                        8.84%
                       1990                        7.86%
                       1991                        5.75%
                       1992                        3.40%
                       1993                        2.51%
                       1994                        3.50%
                       1995                        5.33%
                       1996                        4.77%
                       1997                        4.93%
                       1998                        4.82%

                   BEST QUARTER                WORST QUARTER
                      2.25%                        0.61%
                    (6/30/89)                    (12/31/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.05%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE IBC/FINANCIAL DATA U.S. TREASURY & REPO AVERAGE.

TRUST SHARES                                        1 YEAR     5 YEARS     10 YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                      4.82%      4.67%        5.15%           5.38%*
IBC/Financial Data U.S. Treasury & Repo Average      4.81%      4.66%**       N/A             N/A

*    SINCE 2/18/87
**   SINCE 12/31/93

To obtain more information about the Fund's yield, call 1-800-814-3397.

WHAT IS AN AVERAGE?

An average is a composite of mutual funds with similar investment goals. The IBC/Financial Data U.S. Treasury & Repo Average is a widely-recognized composite of money market funds which invest in U.S. Treasury securities and repurchase agreements backed by these securities.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                            TRUST SHARES
------------------------------------------------------------------------------
Investment Advisory Fees                                        0.65%
Other Expenses                                                  0.10%
                                                                -----
Total Annual Fund Operating Expenses                            0.75%

*   Expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR          3 YEARS          5 YEARS          10 YEARS
       $77             $240             $417             $930

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.53% AND 0.63%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK -- The market value of fixed income investments    FLORIDA TAX-EXEMPT BOND FUND
change in response to interest rate changes and other factors.       GEORGIA TAX-EXEMPT BOND FUND
During periods of falling interest rates, the values of              INVESTMENT GRADE BOND FUND
outstanding fixed income securities generally rise.  Moreover,       INVESTMENT GRADE TAX-EXEMPT BOND FUND
while securities with longer maturities tend to produce higher       LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
yields, the prices of longer maturity securities are also subject    MARYLAND MUNICIPAL BOND FUND
to greater market fluctuations as a result of changes in interest    SHORT-TERM BOND FUND
rates.  In addition to these fundamental risks, different types of   SHORT-TERM U.S. TREASURY SECURITIES FUND
fixed income securities may be subject to the following additional   U.S. GOVERNMENT SECURITIES FUND
RISKS:                                                               VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                                     VIRGINIA MUNICIPAL BOND FUND

CREDIT RISK -- The possibility that an issuer will be unable         FLORIDA TAX-EXEMPT BOND FUND
to make timely payments of either principal or interest.             GEORGIA TAX-EXEMPT BOND FUND
                                                                     INVESTMENT GRADE BOND FUND
                                                                     INVESTMENT GRADE TAX-EXEMPT BOND FUND
                                                                     MARYLAND MUNICIPAL BOND FUND
                                                                     SHORT-TERM BOND FUND
                                                                     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                                     VIRGINIA MUNICIPAL BOND FUND

MUNICIPAL ISSUER RISK -- There may be economic or political          FLORIDA TAX-EXEMPT BOND FUND
changes that impact the ability of municipal issuers to              GEORGIA TAX-EXEMPT BOND FUND
repay principal and to make interest payments on municipal           INVESTMENT GRADE TAX-EXEMPT BOND FUND
securities.  Changes to the financial condition or credit            MARYLAND MUNICIPAL BOND FUND
rating of municipal issuers may also adversely affect the            TAX-EXEMPT MONEY MARKET FUND
value of the Fund's municipal securities.  Constitutional            TAX-FREE MONEY MARKET FUND
or legislative limits on borrowing by municipal issuers may          VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
result in reduced supplies of municipal securities. Moreover,        VIRGINIA MUNICIPAL BOND FUND
certain municipal securities are backed only by a municipal
issuer's ability to levy and collect taxes.

In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.


REGIONAL RISK -- To the extent that the Fund's investments are       FLORIDA TAX-EXEMPT BOND FUND
concentrated in a specific geographic region, the Fund may           GEORGIA TAX-EXEMPT BOND FUND
be subject to the political and other developments affecting that    MARYLAND MUNICIPAL BOND FUND
region. Regional economies are often closely interrelated, and       TAX-FREE MONEY MARKET FUND
political and economic developments affecting one region, country    VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
or state often affect other regions, countries or states, thus       VIRGINIA MUNICIPAL BOND FUND
subjecting a Fund to additional risks.

YEAR 2000 RISK -- The Funds depend on the smooth functioning of      ALL FUNDS
computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900.  The Funds have asked their mission critical
service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse
consequences to the Funds.  While such assurances have been
received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year
2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks,
broker-dealers or others with which the Funds do business.


EACH FUND'S OTHER INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Bond Fund and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISERS

The Investment Advisers make investment decisions for the Funds and continuously review, supervise and administer each Fund's respective investment program. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in its management activities.

STI Capital Management, N.A., (STI) P.O. Box 3808, Orlando, Florida 32802, serves as the Adviser to the Florida Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund and Limited-Term Federal Mortgage Securities Fund. As of July 1, 1999, STI had approximately $14.5 billion in assets under management. For the fiscal year ended May 31, 1999, STI received advisory fees of:

     Florida Tax-Exempt Bond Fund                             0.55%
     Investment Grade Bond Fund                               0.66%
     Investment Grade Tax-Exempt Bond Fund                    0.64%
     Limited-Term Federal Mortgage Securities Fund            0.55%

SunTrust Bank, Atlanta, 25 Park Place, Atlanta, Georgia 30303, serves as the Adviser to the Georgia Tax-Exempt Bond Fund. As of December 31, 1998, SunTrust Bank, Atlanta had approximately $90.7 billion in assets under management. For the fiscal year ended May 31, 1999, SunTrust Bank, Atlanta received advisory fees of:

     Georgia Tax-Exempt Bond Fund                              0.54%

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Maryland Municipal Bond Fund, Prime Quality Money Market Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Tax-Exempt Money Market

Fund, Tax-Free Money Market Fund, U.S. Government Securities Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal year ended May 31, 1999, Trusco received advisory fees of:

     Prime Quality Money Market Fund                          0.48%
     Short-Term Bond Fund                                     0.55%
     Short-Term U.S. Treasury Securities Fund                 0.54%
     Tax-Exempt Money Market Fund                             0.54%
     U.S. Government Securities Fund                          0.63%
     U.S. Government Securities Money Market Fund             0.52%

Crestar Asset Management Company served as Adviser to the predecessors of the following Funds. For the fiscal period ended May 31, 1999, Crestar Asset Management Company and/or Trusco received advisory fees of:

     Maryland Municipal Bond Fund                             0.25%
     Tax-Free Money Market Fund                               0.40%
     U.S. Treasury Money Market Fund                          0.40%
     Virginia Intermediate Municipal Bond Fund                0.50%
     Virginia Municipal Bond Fund                             0.50%

The Advisers may use their affiliates as brokers for fund transactions.

PORTFOLIO MANAGERS

Mr. Ronald Schwartz, CFA, has served as Senior Vice President of STI since 1988. He has managed the Florida Tax-Exempt Bond Fund and the Investment Grade Tax-Exempt Bond Fund since each Fund began operating in January 1994, and June 1992, respectively. He has more than 18 years of investment experience.

Ms. Gay Cash has served as First Vice President of SunTrust Bank, Atlanta since 1998 and has worked there since 1987. She has managed the Georgia Tax-Exempt Bond Fund since it began operating in January 1994. She has more than 20 years of investment experience.

The Investment Grade Bond Fund and the Limited-Term Federal Mortgage Securities Fund are co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has co-managed the Investment Grade Bond Fund since it began operating in June 1992 and has co-managed the Limited-Term Mortgage Securities Fund since it began operating in June 1994. He has more than 20 years of investment experience. Mr. West is a Managing Director of STI and has worked there since 1985. He has managed the Limited-Term Federal Mortgage Securities Fund since it began operating in June 1994. He has more than 14 years of investment experience.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the Maryland Municipal Bond Fund since 1998, the Tax-Free Money Market Fund since 1995, the U.S. Treasury Money Market Fund since 1995, and the Virginia Municipal Bond Fund since 1998. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice President since 1995 of Crestar Asset Management Company. Mr. Bowman has more than 5 years of investment experience.

Mr. David Yealy has served as Vice President of Trusco since 1993. He has managed the Prime Quality Money Market Fund since it began operating in June 1992, the Short-Term U.S. Treasury Securities Fund since July 1996 and the U.S. Government Securities Money Market Fund since it began operating in June 1992. He has more than 13 years of investment experience.

Ms. Agnes Pampush, CFA, has served as Vice President of Trusco since 1988. She has managed the Short-Term Bond Fund since February 1999. She has more than 16 years of investment experience.

Ms. Cheryl L. Page, CFA, has served as Vice President of Trusco since January 1999. She has managed the Virginia Intermediate Municipal Bond Fund since July 1993. Prior to joining Trusco, Ms. Page served as Portfolio Manager, from 1991 to 1996, and Vice President since 1996, of Crestar Asset Management Company. She has more than 12 years of investment experience.

The U.S. Government Securities Fund has been co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr. Leonard, CFA, has served as Senior Vice President of Trusco since 1986, and has more than 28 years of investment experience. Mr. Ford has been a Portfolio Manager of Trusco since April 1994, and has more than 15 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). But you may not do so for shares of the Money Market Funds on federal holidays.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's

NAV for each Fund (except the Money Market Funds), generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must generally receive your order before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, before 12:00 p.m. Eastern time for the Tax-Free Money Market Fund or before 3:00 p.m. Eastern time for the Prime Quality Money Market and U.S. Government Securities Money Market Funds. Also each Money Market Fund must receive federal funds (readily available funds) before 4:00 p.m. Eastern time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the SAI. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Money Market Funds on a Business Day before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, 12:00 p.m. Eastern Time for the Tax-Free Money Market Fund or 3:00 p.m. Eastern time for the Prime Quality, U.S. Treasury and U.S. Government Securities Money Market Funds. Orders received after these times will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sales proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, Tax-Exempt Money Market Fund, Tax-Free Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund except the Maryland Municipal Bond Fund, Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund for the periods ended prior to May 31, 1999 has been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Maryland Municipal Bond Fund, Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Virginia Intermediate Municipal Bond Fund, and Virginia Municipal Bond Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4770.

FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                        NET ASSET  NET         NET REALIZED AND  DISTRIBUTIONS
                        VALUE      INVESTMENT  UNREALIZED GAINS  FROM NET       DISTRIBUTIONS    NET ASSET
                        BEGINNING  INCOME      (LOSSES)          INVESTMENT     FROM REALIZED    VALUE END  TOTAL
                        OF PERIOD  (LOSS)      ON INVESTMENTS    INCOME         CAPITAL GAINS    OF PERIOD  RETURN(+)
----------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
TRUST SHARES
1999                    $10.72     $ 0.42           $(0.02)       $(0.42)         $(0.11)         $10.59     3.72%
1998                     10.28       0.44             0.45         (0.44)          (0.01)          10.72     8.77
1997                     10.06       0.46             0.25         (0.46)          (0.03)          10.28     7.22
1996                     10.18       0.46            (0.07)        (0.46)          (0.05)          10.06     3.87
1995                      9.75       0.44             0.43         (0.44)             --           10.18     9.26

GEORGIA TAX-EXEMPT BOND FUND
TRUST SHARES
1999                    $10.11     $ 0.39           $(0.06)       $(0.39)         $(0.02)         $10.03     3.33%
1998                      9.73       0.41             0.39         (0.41)          (0.01)          10.11     8.37
1997                      9.56       0.42             0.22         (0.42)          (0.05)           9.73     6.79
1996                      9.63       0.43            (0.05)        (0.43)          (0.02)           9.56     3.89
1995                      9.42       0.42             0.21         (0.42)             --            9.63     6.94

INVESTMENT GRADE BOND FUND
TRUST SHARES
1999                    $10.65     $ 0.56           $(0.11)       $(0.56)         $(0.18)         $10.36     4.25%
1998                     10.16       0.60             0.49         (0.60)             --           10.65    10.92
1997                     10.07       0.60             0.09         (0.60)             --           10.16     6.99
1996                     10.26       0.60            (0.19)        (0.60)             --           10.07     4.02
1995                      9.89       0.61             0.37         (0.61)             --           10.26    10.39

INVESTMENT GRADE TAX-EXEMPT BOND FUND
TRUST SHARES
1999                    $11.40     $ 0.43           $ 0.10        $(0.43)         $(0.40)         $11.10     4.67%
1998                     11.22       0.44             0.50         (0.44)          (0.32)          11.40     8.57
1997                     11.10       0.44             0.33         (0.44)          (0.21)          11.22     7.13
1996                     11.28       0.45             0.19         (0.45)          (0.37)          11.10     5.82
1995                     10.68       0.46             0.60         (0.46)             --           11.28    10.21

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
TRUST SHARES
1999                    $10.12     $ 0.54           $(0.06)       $(0.54)         $(0.12)         $ 9.94     4.75%
1998                     10.02       0.58             0.11         (0.58)          (0.01)          10.12     7.12
1997                      9.99       0.58             0.04         (0.58)          (0.01)          10.02     6.43
1996                     10.11       0.62            (0.14)        (0.60)             --            9.99     4.84
1995(1)                  10.00       0.58             0.13         (0.60)             --           10.11     7.50

                                                                                             RATIO OF
                                                                         RATIO OF            NET INVESTMENT
                                                     RATIO OF            EXPENSES TO         INCOME (LOSS) TO
                                     RATIO OF        NET INVESTMENT      AVERAGE NET ASSETS  AVERAGE NET ASSETS
                      NET ASSETS     EXPENSES TO     INCOME (LOSS)       (EXCLUDING          (EXCLUDING          PORTFOLIO
                      END OF         AVERAGE NET     TO AVERAGE NET      WAIVERS AND         WAIVERS AND         TURNOVER
                      PERIOD (000)   ASSETS          ASSETS              REIMBURSEMENTS)     REIMBURSEMENTS)     RATE
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
TRUST SHARES
1999                  $ 118,609            0.67%           3.90%           0.77%               3.80%              72%
1998                     93,939            0.66            4.16            0.80                4.02               69
1997                     50,487            0.65            4.48            0.80                4.33              135
1996                     30,790            0.65            4.49            0.88                4.26               63
1995                     10,118            0.65            4.63            1.13                4.15              105

GEORGIA TAX-EXEMPT BOND FUND
TRUST SHARES
1999                  $  87,452            0.67%           3.87%           0.78%               3.76%              12%
1998                     62,363            0.66            4.09            0.81                3.94                7
1997                     39,732            0.65            4.31            0.81                4.15               15
1996                     22,950            0.65            4.36            0.89                4.12               60
1995                     13,187            0.65            4.56            0.98                4.23               25

INVESTMENT GRADE BOND FUND
TRUST SHARES
1999                  $1,149,068           0.77%           5.25%           0.85%               5.17%             221%
1998                     793,488           0.76            5.67            0.86                5.57              109
1997                     633,646           0.75            5.89            0.85                5.79              298
1996                     599,514           0.75            5.81            0.87                5.69              184
1995                     543,308           0.75            6.22            0.88                6.09              238

INVESTMENT GRADE TAX-EXEMPT BOND FUND
TRUST SHARES
1999                  $  154,123           0.77%           3.75%           0.87%               3.65%             224%
1998                     146,606           0.76            3.83            0.88                3.71              378
1997                     139,144           0.75            3.96            0.86                3.85              489
1996                     124,507           0.75            4.01            0.89                3.87              514
1995                      78,208           0.75            4.34            0.91                4.18              592

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
TRUST SHARES
1999                  $  135,256           0.67%           5.28%           0.77%               5.18%             379%
1998                     137,488           0.66            5.75            0.77                5.64              163
1997                     123,903           0.65            5.81            0.78                5.68              133
1996                      73,370           0.65            6.04            0.84                5.85               83
1995(1)                   41,823           0.65            6.43            0.93                6.15               68

FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                        NET ASSET  NET         NET REALIZED AND  DISTRIBUTIONS
                        VALUE      INVESTMENT  UNREALIZED GAINS  FROM NET       DISTRIBUTIONS    NET ASSET
                        BEGINNING  INCOME      (LOSSES)          INVESTMENT     FROM REALIZED    VALUE END TOTAL
                        OF PERIOD  (LOSS)      ON INVESTMENTS    INCOME         CAPITAL GAINS    OF PERIOD RETURN(+)
---------------------------------------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
TRUST SHARES
1999(2)                  $10.22     $ 0.20         $(0.15)       $(0.20)          $(0.01)         $10.06      0.48%
FOR THE YEARS ENDED NOVEMBER 30:
1998                       9.95       0.42           0.27         (0.42)              --           10.22      7.03
1997                       9.76       0.43           0.19         (0.43)              --            9.95      6.50
1996(3)                   10.00       0.31          (0.24)        (0.31)              --            9.76      1.07

SHORT-TERM BOND FUND
TRUST SHARES
1999                     $10.05     $ 0.51         $(0.10)       $(0.52)          $(0.03)         $ 9.91      4.06%
1998                       9.90       0.55           0.16         (0.55)           (0.01)          10.05      7.31
1997                       9.86       0.53           0.07         (0.53)           (0.03)           9.90      6.30
1996                       9.98       0.54          (0.10)        (0.54)           (0.02)           9.86      4.45
1995                       9.79       0.53           0.19         (0.53)              --            9.98      7.60

SHORT-TERM U.S. TREASURY SECURITIES FUND
TRUST SHARES
1999                     $ 9.97     $ 0.47         $(0.02)       $(0.47)          $   --          $ 9.95      4.59%
1998                       9.88       0.51           0.10         (0.52)              --            9.97      6.30
1997                       9.84       0.51           0.04         (0.51)              --            9.88      5.76
1996                       9.93       0.55          (0.09)        (0.55)              --            9.84      4.73
1995                       9.82       0.47           0.11         (0.47)              --            9.93      6.11

U.S. GOVERNMENT SECURITIES FUND
TRUST SHARES
1999                     $10.46     $ 0.59         $(0.18)       $(0.59)          $   --          $10.28      3.90%
1998                      10.02       0.61           0.44         (0.61)              --           10.46     10.76
1997                       9.91       0.62           0.11         (0.62)              --           10.02      7.54
1996                      10.27       0.62          (0.33)        (0.62)           (0.03)           9.91      2.77
1995(4)                    9.98       0.53           0.29         (0.53)              --           10.27      8.64

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
TRUST SHARES
1999(2)                 $10.44      $ 0.21         $(0.17)         $(0.21)        $(0.07)         $10.20      0.42%
FOR YEARS ENDED NOVEMBER 30:
1998                     10.31        0.45           0.17           (0.45)         (0.04)          10.44      6.10
1997                     10.22        0.46           0.09           (0.46)            --           10.31      5.55
1996                     10.24        0.42          (0.02)          (0.42)            --           10.22      4.01
1995                      9.21        0.43           1.03           (0.43)            --           10.24     16.09
1994                     10.33        0.44          (1.10)          (0.44)         (0.02)           9.21     (6.53)

                                                                                             RATIO OF
                                                                         RATIO OF            NET INVESTMENT
                                                     RATIO OF            EXPENSES TO         INCOME (LOSS) TO
                                     RATIO OF        NET INVESTMENT      AVERAGE NET ASSETS  AVERAGE NET ASSETS
                      NET ASSETS     EXPENSES TO     INCOME (LOSS)       (EXCLUDING          (EXCLUDING          PORTFOLIO
                      END OF         AVERAGE NET     TO AVERAGE NET      WAIVERS AND         WAIVERS AND         TURNOVER
                      PERIOD (000)   ASSETS          ASSETS              REIMBURSEMENTS)     REIMBURSEMENTS)     RATE
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
TRUST SHARES
1999(2)              $   29,658         0.70%            3.83%               1.37%               3.16%              19%
FOR THE YEARS ENDED NOVEMBER 30:
1998                     19,115         0.62             4.11                1.15                3.58               12
1997                     11,461         0.63             4.38                1.16                3.85                5
1996(3)                   5,808         0.71             4.30                1.36                3.65                9

SHORT-TERM BOND FUND
TRUST SHARES
1999                 $  209,904         0.67%            5.12%               0.77%               5.02%             108%
1998                    120,422         0.66             5.47                0.79                5.34               87
1997                     89,701         0.65             5.37                0.78                5.24              118
1996                     91,156         0.65             5.39                0.81                5.23              163
1995                     60,952         0.65             5.49                0.85                5.29              200

SHORT-TERM U.S. TREASURY SECURITIES FUND
TRUST SHARES
1999                 $   56,027         0.67%            4.69%               0.78%               4.58%             57%
1998                     46,920         0.66             5.19                0.84                5.01              39
1997                     21,988         0.65             5.23                0.92                4.96              93
1996                     10,149         0.65             5.56                1.00                5.21              94
1995                      9,599         0.65             4.91                1.08                4.48              88

U.S. GOVERNMENT SECURITIES FUND
TRUST SHARES
1999                 $  102,167         0.77%            5.58%               0.88%               5.47%             19%
1998                     34,899         0.76             5.93                0.92                5.77              14
1997                     19,471         0.75             6.19                1.02                5.92              21
1996                     10,277         0.75             6.05                1.25                5.55              83
1995(4)                   3,291         0.75             6.67                3.33                4.09              30

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
TRUST SHARES
1999(2)              $  240,083         0.84%            4.12%               1.18%               3.78%             19%
FOR YEARS ENDED NOVEMBER 30:
1998                    243,606         0.79             4.33                0.97                4.15              24
1997                    237,096         0.78             4.57                0.93                4.42              30
1996                    243,137         0.78             4.35                0.93                4.20              25
1995                     43,373         0.72             4.34                0.94                4.12              28
1994                     41,365         0.65             4.48                0.77                4.36              24

FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                        NET ASSET  NET         NET REALIZED AND  DISTRIBUTIONS
                        VALUE      INVESTMENT  UNREALIZED GAINS  FROM NET       DISTRIBUTIONS    NET ASSET
                        BEGINNING  INCOME      (LOSSES)          INVESTMENT     FROM REALIZED    VALUE END TOTAL
                        OF PERIOD  (LOSS)      ON INVESTMENTS    INCOME         CAPITAL GAINS    OF PERIOD RETURN(+)
---------------------------------------------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
TRUST SHARES
1999(2)                 $10.68      $ 0.22         $(0.19)         $(0.22)          $(0.06)        $10.43     0.27%
FOR YEARS ENDED NOVEMBER 30:
1998                     10.44        0.47           0.27           (0.47)           (0.03)         10.68     7.19
1997                     10.28        0.48           0.17           (0.48)           (0.01)         10.44     6.46
1996                     10.40        0.47          (0.12)          (0.47)              --          10.28     3.48
1995(5)                  10.00        0.31           0.44           (0.31)           (0.04)         10.40     7.67

PRIME QUALITY MONEY MARKET FUND
TRUST SHARES
1999                    $ 1.00      $ 0.05         $   --          $(0.05)          $   --          $1.00     4.83%
1998                      1.00        0.05             --           (0.05)              --           1.00     5.22
1997                      1.00        0.05             --           (0.05)              --           1.00     5.01
1996                      1.00        0.05             --           (0.05)              --           1.00     5.25
1995                      1.00        0.05             --           (0.05)              --           1.00     4.79

TAX-EXEMPT MONEY MARKET FUND
TRUST SHARES
1999                    $ 1.00      $ 0.03         $   --          $(0.03)          $   --          $1.00     2.81%
1998                      1.00        0.03             --           (0.03)              --           1.00     3.21
1997                      1.00        0.03             --           (0.03)              --           1.00     3.09
1996                      1.00        0.03             --           (0.03)              --           1.00     3.28
1995                      1.00        0.03             --           (0.03)              --           1.00     3.10

TAX-FREE MONEY MARKET FUND (A)
TRUST SHARES
1999*                   $ 1.00      $ 0.01         $   --          $(0.01)          $   --          $1.00     1.27%
FOR THE YEAR ENDED NOVEMBER 30:
1998                      1.00        0.03             --           (0.03)              --           1.00     2.97
1997                      1.00        0.03             --           (0.03)              --           1.00     3.06
1996                      1.00        0.03             --           (0.03)              --           1.00     3.14
1995                      1.00        0.03             --           (0.03)              --           1.00     3.26
1994                      1.00        0.02             --           (0.02)              --           1.00     2.07

                                                                                             RATIO OF
                                                                         RATIO OF            NET INVESTMENT
                                                     RATIO OF            EXPENSES TO         INCOME (LOSS) TO
                                     RATIO OF        NET INVESTMENT      AVERAGE NET ASSETS  AVERAGE NET ASSETS
                      NET ASSETS     EXPENSES TO     INCOME (LOSS)       (EXCLUDING          (EXCLUDING          PORTFOLIO
                      END OF         AVERAGE NET     TO AVERAGE NET      WAIVERS AND         WAIVERS AND         TURNOVER
                      PERIOD (000)   ASSETS          ASSETS              REIMBURSEMENTS)     REIMBURSEMENTS)     RATE
---------------------------------------------------------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
TRUST SHARES
1999(2)              $   31,939        0.76%           4.20%                1.30%                3.66%               7%
FOR YEARS ENDED NOVEMBER 30:
1998                     29,252        0.69            4.41                 1.10                 4.00               28
1997                     20,044        0.69            4.65                 1.09                 4.25               39
1996                     15,911        0.71            4.61                 1.11                 4.21               24
1995(5)                   6,247        0.71            4.61                 1.11                 4.21               35

PRIME QUALITY MONEY MARKET FUND
TRUST SHARES
1999                 $3,903,232        0.60%           4.69%                0.77%                4.52%            ----%
1998                  1,880,229        0.59            5.10                 0.77                 4.92             ----
1997                  1,086,555        0.58            4.90                 0.76                 4.72             ----
1996                  1,050,800        0.58            5.11                 0.78                 4.91             ----
1995                    799,189        0.58            4.77                 0.79                 4.56             ----

TAX-EXEMPT MONEY MARKET FUND
TRUST SHARES
1999                 $  641,640        0.52%           2.75%                0.66%                2.61%            ----%
1998                    448,023        0.51            3.14                 0.67                 2.98             ----
1997                    333,006        0.50            3.04                 0.66                 2.88             ----
1996                    273,613        0.50            3.23                 0.68                 3.05             ----
1995                    215,413        0.45            3.12                 0.70                 2.87             ----

TAX-FREE MONEY MARKET FUND (A)
TRUST SHARES
1999*                $  270,431        0.67%           2.51%                0.82%                2.36%            ----%
FOR THE YEAR ENDED NOVEMBER 30:
1998                    270,899        0.66            2.92                 0.81                 2.77             ----
1997                    226,837        0.66            3.02                 0.81                 2.87             ----
1996                    182,320        0.66            2.88                 0.81                 2.73             ----
1995                    202,333        0.66            3.19                 0.81                 3.04             ----
1994                    157,602        0.67            2.06                 0.67                 2.06             ----

FINANCIAL HIGHLIGHTS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                        NET ASSET  NET         NET REALIZED AND  DISTRIBUTIONS
                        VALUE      INVESTMENT  UNREALIZED GAINS  FROM NET       DISTRIBUTIONS    NET ASSET
                        BEGINNING  INCOME      (LOSSES)          INVESTMENT     FROM REALIZED    VALUE END TOTAL
                        OF PERIOD  (LOSS)      ON INVESTMENTS    INCOME         CAPITAL GAINS    OF PERIOD RETURN(+)
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
TRUST SHARES
1999                    $ 1.00      $ 0.04        $   --          $(0.04)           $  --          $1.00     4.57%
1998                      1.00        0.05            --           (0.05)              --           1.00     5.04
1997                      1.00        0.05            --           (0.05)              --           1.00     4.83
1996                      1.00        0.05            --           (0.05)              --           1.00     5.14
1995                      1.00        0.05            --           (0.05)              --           1.00     4.67

U.S. TREASURY MONEY MARKET FUND (A)
TRUST SHARES
1999*                   $ 1.00       $0.02        $   --          $(0.02)           $  --          $1.00     2.08%
FOR THE YEAR ENDED NOVEMBER 30:
1998                      1.00        0.05            --           (0.05)              --           1.00     4.89
1997                      1.00        0.05            --           (0.05)              --           1.00     4.91
1996                      1.00        0.05            --           (0.05)              --           1.00     4.80
1995                      1.00        0.05            --           (0.05)              --           1.00     5.29

                                                                                             RATIO OF
                                                                         RATIO OF            NET INVESTMENT
                                                     RATIO OF            EXPENSES TO         INCOME (LOSS) TO
                                     RATIO OF        NET INVESTMENT      AVERAGE NET ASSETS  AVERAGE NET ASSETS
                      NET ASSETS     EXPENSES TO     INCOME (LOSS)       (EXCLUDING          (EXCLUDING          PORTFOLIO
                      END OF         AVERAGE NET     TO AVERAGE NET      WAIVERS AND         WAIVERS AND         TURNOVER
                      PERIOD (000)   ASSETS          ASSETS              REIMBURSEMENTS)     REIMBURSEMENTS)     RATE
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
TRUST SHARES
1999                 $  404,459        0.63%             4.47%               0.76%                 4.34%           ----%
1998                    377,490        0.62              4.92                0.78                  4.76            ----
1997                    344,350        0.61              4.73                0.76                  4.58            ----
1996                    325,493        0.61              5.02                0.78                  4.85            ----
1995                    434,111        0.61              4.64                0.80                  4.45            ----

U.S. TREASURY MONEY MARKET FUND (A)
TRUST SHARES
1999*                $  760,833        0.68%             4.10%               0.83%                 3.95%           ----%
FOR THE YEAR ENDED NOVEMBER 30:
1998                    699,923        0.66              4.77                0.81                  4.62            ----
1997                    632,381        0.65              4.82                0.80                  4.67            ----
1996                    389,051        0.66              4.69                0.81                  4.54            ----
1995                    370,454        0.66              5.16                0.81                  5.01            ----

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. TOTAL RETURN FIGURES DO NOT REFLECT APPLICABLE SALES LOADS.
* FOR THE PERIOD DECEMBER 1, 1998 TO MAY 31, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON JUNE 7, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) FOR THE SIX MONTH PERIOD ENDED MAY 31, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON MARCH 1, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON JULY 31, 1994. ALL RATIOS FOR THE PERIOD HAVE
    BEEN ANNUALIZED.
(5) COMMENCED OPERATIONS ON APRIL 5, 1994. ALL RATIOS FOR THE PERIOD HAVE
    BEEN ANNUALIZED.
(A) ON MAY 24, 1999, THE CRESTFUNDS MARYLAND MUNICIPAL BOND FUND, THE CRESTFUNDS VIRGINIA INTERMEDIATE MUNICIPAL BOND AND THE CRESTFUNDS VIRGINIA MUNICIPAL BOND FUNDS EXCHANGED ALL OF THEIR ASSETS AND CERTAIN LIABILITIES FOR SHARES OF THE MARYLAND MUNICIPAL BOND FUND, VIRGINIA INTERMEDIATE MUNICIPAL BOND AND VIRGINIA MUNICIPAL BOND FUNDS, RESPECTIVELY. THE CRESTFUNDS MARYLAND MUNICIPAL BOND FUND, CRESTFUNDS VIRGINIA INTERMEDIATE MUNICIPAL BOND AND CRESTFUNDS VIRGINIA MUNICIPAL BOND FUNDS ARE THE ACCOUNTING SURVIVORS IN THIS TRANSACTION, AND AS A RESULT, THEIR BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND THEIR OPERATING RESULTS FOR THE PERIODS PRIOR TO MAY 24, 1999 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

                               STI CLASSIC FUNDS

INVESTMENT ADVISERS

STI Capital Management, N.A.
P.O. Box 3808
Orlando, FL 32802

SunTrust Bank, Atlanta
25 Park Place
Atlanta, GA 30303

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                                   BOND FUNDS

                         INVESTOR SHARES AND FLEX SHARES

                                   PROSPECTUS

                                 OCTOBER 1, 1999

                          FLORIDA TAX-EXEMPT BOND FUND
                          GEORGIA TAX-EXEMPT BOND FUND
                           INVESTMENT GRADE BOND FUND
                      INVESTMENT GRADE TAX-EXEMPT BOND FUND
                  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
                          MARYLAND MUNICIPAL BOND FUND
                              SHORT-TERM BOND FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                         U.S. GOVERNMENT SECURITIES FUND
                    VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                          VIRGINIA MUNICIPAL BOND FUND

                               INVESTMENT ADVISERS
                          STI CAPITAL MANAGEMENT, N.A.
                             SUNTRUST BANK, ATLANTA
                         TRUSCO CAPITAL MANAGEMENT, INC.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

CHOOSING INVESTOR OR FLEX SHARES

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     INVESTOR SHARES
     -    FRONT-END SALES CHARGE
     -    12b-1 FEES
     -    $2,000 MINIMUM INITIAL INVESTMENT

     FLEX SHARES
     -    CONTINGENT DEFERRED SALES CHARGE
     -    HIGHER 12b-1 FEES
     -    $5,000 MINIMUM INITIAL INVESTMENT

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                 PAGE
     FLORIDA TAX-EXEMPT BOND FUND................................  2
     GEORGIA TAX-EXEMPT BOND FUND................................  4
     INVESTMENT GRADE BOND FUND..................................  6
     INVESTMENT GRADE TAX-EXEMPT BOND FUND.......................  8
     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND............... 10
     MARYLAND MUNICIPAL BOND FUND................................ 12
     SHORT-TERM BOND FUND........................................ 14
     SHORT-TERM U.S. TREASURY SECURITIES FUND.................... 16
     U.S. GOVERNMENT SECURITIES FUND............................. 18
     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND................... 20
     VIRGINIA MUNICIPAL BOND FUND................................ 22
     MORE INFORMATION ABOUT RISK................................. 24
     EACH FUND'S OTHER INVESTMENTS............................... 25
     THE INVESTMENT ADVISERS AND PORTFOLIO MANAGERS.............. 25
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.............. 26
     DIVIDENDS AND DISTRIBUTIONS................................. 32
     TAXES....................................................... 32
     FINANCIAL HIGHLIGHTS........................................ 33
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC FUNDS........................................... 38

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

FLORIDA TAX-EXEMPT BOND FUND
FUND SUMMARY

INVESTMENT GOAL                             Current income exempt from federal
                                            income taxes for Florida residents
                                            with shares themselves expected to
                                            be exempt from the Florida
                                            intangible personal property tax

INVESTMENT FOCUS                            Florida municipal securities

SHARE PRICE VOLATILITY                      Moderate

PRINCIPAL INVESTMENT STRATEGY               Attempts to invest more Fund assets
                                            in undervalued sectors and less in
                                            overvalued ones

INVESTOR PROFILE                            Florida residents who want income
                                            exempt from federal income taxes

INVESTMENT STRATEGY

The Florida Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies of Florida.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                      1995                   15.70%
                      1996                    3.73%
                      1997                    7.60%
                      1998                    5.94%

                   BEST QUARTER          WORST QUARTER
                      6.13%                  -1.56%
                    (3/31/95)              (3/31/96)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/99 to 6/30/99 was -2.10%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

INVESTOR SHARES                                              1 YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                  1.93%           5.41%*
Lehman Brothers 10-year Municipal Bond Index                  6.76%           6.19%**

*    SINCE 1/18/94
**   SINCE 1/31/94

FLEX SHARES                                                  1 YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND                                  3.54%           6.01%*
LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX                  6.76%           7.82%**

*    SINCE 6/1/95
**   SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 INVESTOR SHARES    FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                    3.75%          None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**             None           2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                              INVESTOR SHARES         FLEX SHARES
-------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                           0.65%                 0.65%
Distribution and Service (12b-1) Fees                              0.18%                 1.00%
Other Expenses                                                     0.48%                 0.23%
                                                                   -----                 -----
Total Annual Fund Operating Expenses                               1.31%                 1.88%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $503                 $775                $1,066               $1,895
FLEX SHARES                               $391                 $591                $1,016               $2,201

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                            $503                 $775               $1,066               $1,895
FLEX SHARES                                $191                 $591               $1,016               $2,201

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.55%, 0.00% AND 0.87%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.55%, 0.59% AND 1.37%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

GEORGIA TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                    Current income exempt from
                                                   federal and Georgia income
                                                   taxes for Georgia residents
                                                   without undue risk

INVESTMENT FOCUS                                   Georgia municipal securities

SHARE PRICE VOLATILITY                             Moderate

PRINCIPAL INVESTMENT STRATEGY                      Attempts to invest more Fund
                                                   assets in undervalued sectors
                                                   and less in overvalued ones

INVESTOR PROFILE                                   Georgia residents who want
                                                   income exempt from federal
                                                   and state income taxes

INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. Territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. *** WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                   1995                         13.13%
                                   1996                          3.43%
                                   1997                          7.96%
                                   1998                          5.47%

                                  BEST QUARTER                WORST QUARTER
                                    4.84%                        -0.73%
                                  (3/31/95)                     (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -2.33%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

INVESTOR SHARES                                              1 YEAR      SINCE INCEPTION
------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                  1.55%           4.07%*
Lehman Brothers 10-Year Municipal Bond Index                  6.76%           6.19%**

*    SINCE 1/19/94
**   SINCE 1/31/94

FLEX SHARES                                                  1 YEAR      SINCE INCEPTION
------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                  3.06%           5.44%*
Lehman Brothers 10-Year Municipal Bond Index                  6.76%           7.82%**

*    SINCE 6/6/95
**   SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The index represents various market sectors and geographic locations.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     INVESTOR SHARES    FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                      3.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               None             2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         INVESTOR SHARES           FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.65%                   0.65%
Distribution and Service (12b-1) Fees                                         0.18%                   1.00%
Other Expenses                                                                0.42%                   0.24%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.25%                   1.89%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                          $498                 $757                 $1,036              $1,830
FLEX SHARES                              $392                 $594                 $1,021              $2,212

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $498                $757                 $1,036              $1,830
FLEX SHARES                               $192                $594                 $1,021              $2,212

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.54%, 0.00% AND 0.87%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.54%, 0.59% AND 1.37%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

INVESTMENT GRADE BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                 High total return through
                                                current income and capital
                                                appreciation, while preserving
                                                the principal amount invested

INVESTMENT FOCUS                                Investment grade U.S. government
                                                and corporate debt securities

SHARE PRICE VOLATILITY                          Moderate

PRINCIPAL INVESTMENT STRATEGY                   Attempts to identify relatively
                                                inexpensive securities in a
                                                selected market index

INVESTOR PROFILE                                Investors who want to receive
                                                income from their investment, as
                                                well as an increase in the value
                                                of the investment

INVESTMENT STRATEGY

The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers Government/Corporate Bond Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                   1993                         10.42%
                                   1994                         -3.57%
                                   1995                         17.26%
                                   1996                          1.93%
                                   1997                          8.64%
                                   1998                          8.79%

                                  BEST QUARTER                WORST QUARTER
                                     6.02%                        -2.67%
                                   (6/30/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -2.02%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

INVESTOR SHARES                                                   1 YEAR         5 YEARS      SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                         4.72%          5.56%            6.36%*
Lehman Brothers Government/Corporate Bond Index                    9.47%          7.30%            8.09%**

*        SINCE 6/11/92
**       SINCE 6/30/92

FLEX SHARES                                                       1 YEAR       SINCE INCEPTION
------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                         6.24%           6.67%*
Lehman Brothers Government/Corporate Bond Index                    9.47%           8.23%**

*        SINCE 6/7/95
**       SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     INVESTOR SHARES    FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                      3.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               None             2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         INVESTOR SHARES           FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.74%                   0.74%
Distribution and Service (12b-1) Fees                                         0.43%                   1.00%
Other Expenses                                                                0.19%                   0.26%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.36%                   2.00%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $508                 $790                $1,092               $1,949
FLEX SHARES                               $403                 $627                $1,078               $2,327

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                            $508                 $790               $1,092               $1,949
FLEX SHARES                                $203                 $627               $1,078               $2,327

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.66%, 0.32% AND 1.17%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.66%, 0.74% AND 1.66%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

INVESTMENT GRADE TAX-EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                               High total return through(i)
                                              current income that is exempt from
                                              federal income taxes and (ii)
                                              capital appreciation, while
                                              preserving the principal amount
                                              invested

INVESTMENT FOCUS                              Investment grade municipal
                                              securities

SHARE PRICE VOLATILITY                        Moderate

PRINCIPAL INVESTMENT STRATEGY                 Attempts to invest more Fund
                                              assets in undervalued sectors and
                                              less in overvalued ones

INVESTOR PROFILE                              Investors who want to receive
                                              tax-free current income and an
                                              increase in the value of their
                                              investment

INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests primarily in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possessions. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                   1993                         14.35%
                                   1994                         -0.60%
                                   1995                         14.51%
                                   1996                          4.99%
                                   1997                          7.36%
                                   1998                          6.73%

                                  BEST QUARTER                WORST QUARTER
                                     5.87%                        -3.14%
                                   (3/31/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.23%.

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX. PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE LEHMAN BROTHERS 5-YEAR G.O. INDEX, BUT THE ADVISER BELIEVES THAT THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX, BECAUSE OF ITS EMPHASIS ON REVENUE BONDS AS WELL AS GENERAL OBLIGATION BONDS, MORE ACCURATELY REFLECTS THE TYPE OF SECURITIES IN WHICH THE FUND INVESTS.

INVESTOR SHARES                                             1 YEAR         5 YEARS      SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                        2.73%          5.68%           7.18%*
Lehman Brothers 5-Year Municipal Bond Index                  5.85%          5.22%           5.99%**
Lehman Brothers 5-Year G.O. Index                            5.85%          5.36%           6.07%**

*        SINCE 6/9/92
**       SINCE 6/30/92

FLEX SHARES                                                 1 YEAR      SINCE INCEPTION
-----------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                        4.22%           6.34%*
Lehman Brothers 5-Year Municipal Bond Index                  5.85%           6.01%**
Lehman Brothers 5-Year G.O. Index                            5.85%           6.18%**

*        SINCE 6/1/95
**       SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The previous index, the Lehman Brothers 5-Year
G.O. Index, is a widely-recognized index of municipal bonds with maturities ranging from 4 to 6 years. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     INVESTOR SHARES    FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                      3.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               None             2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         INVESTOR SHARES           FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.74%                   0.74%
Distribution and Service (12b-1) Fees                                         0.43%                   1.00%
Other Expenses                                                                0.15%                   0.29%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.32%                   2.03%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                          $504                 $778                 $1,071              $1,906
FLEX SHARES                              $406                 $637                 $1,093              $2,358

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $504                $778                 $1,071              $1,906
FLEX SHARES                               $206                $637                 $1,093              $2,358

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.64%, 0.38% AND 1.17%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.64%, 0.72% AND 1.65%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                                 High current income, while
                                                preserving capital

INVESTMENT FOCUS                                Mortgage-backed securities

SHARE PRICE VOLATILITY                          Moderate

PRINCIPAL INVESTMENT STRATEGY                   Attempts to identify securities
                                                that are less prone to
                                                prepayment risk

INVESTOR PROFILE                                Conservative investors who want
                                                to receive income from their
                                                investment

INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests primarily in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempt to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, mortgage-backed securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                                   1995                         12.02%
                                   1996                          4.29%
                                   1997                          6.37%
                                   1998                          6.73%

                                  BEST QUARTER                WORST QUARTER
                                     4.01%                         0.16%
                                   (3/31/95)                     (3/31/97)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 0.18%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. TREASURY INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENTS, INTERMEDIATE-TERM INDEX.

INVESTOR SHARES                                                   1 YEAR   SINCE INCEPTION
---------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                      4.05%         6.00%*
Merrill Lynch 1-5 Year U.S. Treasury Index                         7.74%         7.13%**
Merrill Lynch 1-5 Year U.S. Governments, Intermediate-Term Index   7.87%         7.13%**

*        SINCE 7/18/94
**       SINCE 7/31/94


FLEX SHARES                                                      1 YEAR   SINCE INCEPTION
-------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                     4.27%         5.74%*
Merrill Lynch 1-5 Year U.S. Treasury Index                        7.74%         6.82%**
Merrill Lynch 1-5 Year U.S. Governments, Intermediate-Term Index  7.87%         6.81%**

*    SINCE 6/7/95
**   SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Treasury Index is a widely-recognized, capitalization-weighted index of U.S. Treasury securities with maturities 1 year or greater and no more than 5 years. The Merrill Lynch 1-5 Year U.S. Governments, Intermediate-Term Index is a widely-recognized, capitalization weighted index including all U.S. Treasuries, and agency securities with maturities of 1 year or greater but less than 5 years from maturity.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     INVESTOR SHARES    FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                      2.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               None             2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         INVESTOR SHARES           FLEX SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.65%                   0.65%
Distribution and Service (12b-1) Fees                                         0.23%                   1.00%
Other Expenses                                                                0.64%                   0.77%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.52%                   2.42%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $401                 $718                $1,058               $2,017
FLEX SHARES                               $445                 $755                $1,291               $2,756


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                            $401                 $718               $1,058               $2,017
FLEX SHARES                                $245                 $755               $1,291               $2,756

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.55%, 0.00% AND 0.92%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.55%, 0.00% AND 1.27%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

MARYLAND MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                  High current income exempt
                                                 from federal and Maryland
                                                 income tax, consistent with
                                                 preservation of capital

INVESTMENT FOCUS                                 Maryland municipal securities

SHARE PRICE VOLATILITY                           Moderate

PRINCIPAL INVESTMENT STRATEGY                    Attempts to invest in investment grade municipal
                                                 securities

INVESTOR PROFILE                                 Maryland residents who want income exempt from
                                                 federal and state income taxes

INVESTMENT STRATEGY

The Maryland Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


                                   1997                          7.90%
                                   1998                          4.91%

                                  BEST QUARTER                WORST QUARTER
                                     3.35%                        -0.91%
                                   (6/30/97)                    (3/31/97)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.02%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

FLEX SHARES                                                   1 YEAR      SINCE INCEPTION
--------------------------------------------------------- --------------- -----------------
Maryland Municipal Bond Fund                                  2.91%            6.18%*
Lehman Brothers General Obligation Bond Index                 6.68%            7.99%**

*        SINCE 4/25/96
**       SINCE 4/30/96

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                       FLEX SHARES
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*                2.00%

* This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                                      FLEX SHARES
----------------------------------------------------------------------------------------
Investment Advisory Fees                                                0.65%
Distribution and Service (12b-1) Fees                                   1.00%
Other Expenses                                                          0.51%
                                                                        -----
Total Annual Fund Operating Expenses                                    2.16%

*   Expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
FLEX SHARES                               $419                 $676                $1,159               $2,493

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
FLEX SHARES                                $219                 $676               $1,159               $2,493

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.49%, 0.59% AND 1.59%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

SHORT-TERM BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital

INVESTMENT FOCUS                    Investment grade U.S. government and
                                    corporate debt securities

SHARE PRICE VOLATILITY              Low

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify securities that offer
                                    a comparably better return than similar
                                    securities for a given level of credit risk

INVESTOR PROFILE                    Income oriented investors who are willing to
                                    accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short-Term Bond Fund invests primarily in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately 3 years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                             1994                  -0.33%
                             1995                  11.68%
                             1996                   3.66%
                             1997                   6.46%
                             1998                   6.73%
                             BEST QUARTER          WORST QUARTER
                                3.81%                 -0.63%
                              (6/30/95)              (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -0.27%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE SALOMON ONE YEAR TREASURY BENCHMARK ON-THE-RUN INDEX AND THE SALOMON 1-3 YEAR TREASURY/GOVERNMENT
SPONSORED/CORPORATE INDEX.

INVESTOR SHARES                                                                 1 YEAR         5 YEARS      SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                             4.55%          5.13%           5.02%*
Salomon One Year Treasury Benchmark On-The-Run Index                             5.89%          5.66%           5.38%**
Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index                   6.95%          6.00%           5.79%**

*        SINCE 3/22/93
**       SINCE 3/31/93


FLEX SHARES                                                                       1 YEAR    SINCE INCEPTION
-------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                               4.27%          5.67%*
Salomon One Year Treasury Benchmark On-The-Run Index                               5.89%          5.98%**
Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index                     6.95%          6.53%**

*        SINCE 6/20/95
**       SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon One Year Treasury Benchmark On-the-Run Index is a widely-recognized index of U.S. Treasury securities. The Salomon 1-3 Year Treasury/Government Sponsored/Corporate Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the index have maturities 1 year or greater and less than 3 years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     INVESTOR SHARES   FLEX SHARES
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                      2.00%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               None             2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                      INVESTOR SHARES        FLEX SHARES
--------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.65%                0.65%
Distribution and Service (12b-1) Fees                                      0.23%                1.00%
Other Expenses                                                             0.71%                0.68%
                                                                           -----                -----
Total Annual Fund Operating Expenses                                       1.59%                2.33%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $358                 $692                $1,048               $2,051
FLEX SHARES                               $436                 $727                $1,245               $2,666

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                            $358                 $692               $1,048               $2,051
FLEX SHARES                                $236                 $727               $1,245               $2,666


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.55%, 0.00% AND 0.87%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.55%, 0.00% AND 1.22%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

SHORT-TERM U.S. TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital

INVESTMENT FOCUS                    Short-term U.S. Treasury securities

SHARE PRICE VOLATILITY              Low

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify Treasury securities
                                    with maturities that offer a comparably
                                    better return potential and yield than
                                    either shorter maturity or longer maturity securities for a given level of interest rate risk

INVESTOR PROFILE                    Income oriented investors who are willing
                                    to accept increased risk for the possibility of returns greater than money market investing

INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, short-term U.S. Treasury securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                       1994                 1.28%
                       1995                 8.39%
                       1996                 4.38%
                       1997                 5.70%
                       1998                 6.09%
                   BEST QUARTER           WORST QUARTER
                      2.60%                  -0.13%
                    (3/31/95)              (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 0.93%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE SALOMON 1-3 YEAR TREASURY INDEX AND SALOMON 6 MONTH TREASURY BILL INDEX.

INVESTOR SHARES                                          1 YEAR     5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                 5.04%      4.93%          4.72%*
Salomon 1-3 Year Treasury Index                          6.98%      5.95%          5.73%**
Salomon 6 Month Treasury Bill Index                      5.27%      5.24%          4.98%**

*        SINCE 3/18/93
**       SINCE 3/31/93

FLEX SHARES                                     1 YEAR        SINCE INCEPTION
-------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund        3.84%            5.21%*
Salomon 1-3 Year Treasury Index                 6.98%            6.50%**
Salomon 6 Month Treasury Bill Index             5.27%            5.39%**

*        SINCE 6/22/95
**       SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Salomon 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities 1 year or greater and less than 3 years. The Salomon 6 Month Treasury Bill Index is a widely-recognized index of the 6 Month U.S. Treasury bills.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     INVESTOR SHARES    FLEX SHARES
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)*                                                                                   1.00%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               None             2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                         INVESTOR SHARES           FLEX SHARES
----------------------------------------------------------------------------------------------------
Investment Advisory Fees                                      0.65%                   0.65%
Distribution and Service (12b-1) Fees                         0.18%                   1.00%
Other Expenses                                                0.51%                   0.60%
                                                              -----                   -----
Total Annual Fund Operating Expenses                          1.34%                   2.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $235                 $520                  $827               $1,697
FLEX SHARES                               $428                 $703                $1,205               $2,585

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $235                 $520                  $827               $1,697
FLEX SHARES                               $228                 $703                $1,205               $2,585

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.54%, 0.00% AND 0.82%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.54%, 0.00% AND 1.07%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

U.S. GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income, while preserving
                                    capital

INVESTMENT FOCUS                    Mortgage-backed securities and U.S.
                                    Treasury obligations

SHARE PRICE VOLATILITY              Low to moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to increase income without adding
                                    undue risk

INVESTOR PROFILE                    Conservative investors who want to receive
                                    income from their investment

INVESTMENT STRATEGY

The U.S. Government Securities Fund invests primarily in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The average maturity of the Fund's portfolio will typically range from 7 to 14 years.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, U.S. government debt securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                       1995                16.95%
                       1996                 2.08%
                       1997                 8.60%
                       1998                 7.74%
                    BEST QUARTER        WORST QUARTER
                       5.81%               -2.31%
                     (6/30/95)           (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.77%.

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX. PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX, BUT THE ADVISER BELIEVES THAT THE MERRILL LYNCH GOVERNMENT/MORTGAGE INDEX, BECAUSE OF ITS GREATER EMPHASIS ON MORTGAGE-BACKED SECURITIES, MORE ACCURATELY REFLECTS THE TYPE OF SECURITIES IN WHICH THE FUND INVESTS.

INVESTOR SHARES                                    1 YEAR      SINCE INCEPTION
----------------------------------------------------------------------------------
U.S. Government Securities Fund                     3.74%           6.36%*
Merrill Lynch Government/Mortgage Index             8.91%           8.96%**
Lehman Brothers Intermediate Bond Index             8.47%           7.77%**

*        SINCE 6/6/94
**       SINCE 6/30/94

FLEX SHARES                                        1 YEAR      SINCE INCEPTION
-----------------------------------------------------------------------------------
U.S. Government Securities Fund                     5.31%          6.20%*
Merrill Lynch Government/Mortgage Index             8.91%          8.06%**
Lehman Brothers Intermediate Bond Index             8.47%          7.21%**

*        SINCE 6/7/95
**       SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The previous index, the Lehman Brothers Intermediate Government Bond Index, is a widely-recognized index of U.S. Treasury securities and government agency securities with maturities ranging from 1 to 10 years. The Merrill Lynch Government/Mortgage Index is a synthetic index created by combining, at their respective market weights; (i) the Merrill Lynch Government Master Index which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Master
Mortgage Index which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                   INVESTOR SHARES    FLEX SHARES
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                    3.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**             None             2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             INVESTOR SHARES        FLEX SHARES
-----------------------------------------------------------------------------------------------------
Investment Advisory Fees                                          0.74%                0.74%
Distribution and Service (12b-1) Fees                             0.38%                1.00%
Other Expenses                                                    0.48%                0.34%
                                                                  -----                -----
Total Annual Fund Operating Expenses                              1.60%                2.08%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
Investor Shares                           $532                 $861                $1,213               $2,204
Flex Shares                               $411                 $652                $1,119               $2,410

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
Investor Shares                           $532                 $861                $1,213               $2,204
Flex Shares                               $211                 $652                $1,119               $2,410

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.63%, 0.06% AND 1.17%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.63%, 0.70% AND 1.68%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                    High current income exempt from federal and
                                   Virginia income tax, consistent with
                                   preservation of capital

INVESTMENT FOCUS                   Virginia municipal securities

SHARE PRICE VOLATILITY             Low

PRINCIPAL INVESTMENT STRATEGY      Attempts to limit risk by investing in
                                   investment grade municipal securities with an intermediate average maturity

INVESTOR PROFILE                   Virginia residents who want income exempt
                                   from federal and state income taxes

INVESTMENT STRATEGY

The Virginia Intermediate Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                     1994                -6.47%
                     1995                14.37%
                     1996                 2.94%
                     1997                 7.24%
                     1998                 5.32%
                 BEST QUARTER          WORST QUARTER
                     3.18%                -6.72%
                   (6/30/97)            (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.33%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR G.O. BOND INDEX AND THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

INVESTOR SHARES                                             1 YEAR     5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                   1.40%       3.66%        4.22%*
Lehman Brothers 5-Year G.O. Bond Index                      5.85%       5.36%        5.67%**
Lehman Brothers General Obligation Bond Index               6.68%       6.13%        6.66%**

*        SINCE 5/5/93
**       SINCE 5/31/93

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year G.O. Bond Index is a widely-recognized index of municipal bonds with maturities ranging from 4 to 6 years. The index represents various market sectors and geographic locations. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                        INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                         3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    None

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                               INVESTOR SHARES
-----------------------------------------------------------------------------------
Investment Advisory Fees                                           0.65%
Distribution and Service (12b-1) Fees                              0.15%
Other Expenses                                                     0.13%
                                                                   -----
Total Annual Fund Operating Expenses                               0.93%

* Expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS            5 YEARS            10 YEARS
        $482           $709               $953               $1,654

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.65%, 0.00% AND 0.79%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

VIRGINIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                     High current income exempt from federal and
                                    Virginia income taxes, consistent with
                                    preservation of capital

INVESTMENT FOCUS                    Virginia municipal securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to invest in investment grade
                                    municipal securities

INVESTOR PROFILE                    Virginia residents who want income exempt
                                    from federal and state income taxes

INVESTMENT STRATEGY

The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                       1996                     0.81%
                       1997                     7.91%
                       1998                     4.83%
                   BEST QUARTER             WORST QUARTER
                       3.18%                    -2.93%
                     (6/30/97)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.57%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN BROTHERS GENERAL OBLIGATION BOND INDEX.

FLEX SHARES                                          1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                          2.83%         5.66%*
Lehman Brothers General Obligation Bond Index         6.68%         7.99%**

*        SINCE 4/14/95
**       SINCE 4/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers General Obligation Bond Index is a widely-recognized index of general obligation securities issued in the last 5 years with maturities of over 1 year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                 FLEX SHARES
--------------------------------------------------------------------------------------- ------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                                 None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*                          2.00%

* This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                                           FLEX SHARES
--------------------------------------------------------------------- ----------------------
Investment Advisory Fees                                                      0.65%
Distribution and Service (12b-1) Fees                                         1.00%
Other Expenses                                                                0.48%
                                                                              -----
Total Annual Fund Operating Expenses                                          2.13%

*   Expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
             $416                          $667                        $1,144                       $2,462

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
             $216                          $667                        $1,144                       $2,462

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.58%, 0.59% AND 1.65%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK-- The market value of fixed income investments      ALL FUNDS
change in response to interest rate changes and other factors.
During periods of falling interest rates, the values of
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

         CREDIT RISK -- The possibility that an issuer will be        FLORIDA TAX-EXEMPT BOND FUND
         unable to make timely payments of either principal or        GEORGIA TAX-EXEMPT BONd FUND
         interest.                                                    INVESTMENT GRADE BOND FUND
                                                                      INVESTMENT GRADE TAX-EXEMPT BOND FUND
                                                                      MARYLAND MUNICIPAL BOND FUND
                                                                      SHORT-TERM BOND FUND
                                                                      VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                                      VIRGINIA MUNICIPAL BOND FUND

         MUNICIPAL ISSUER RISK-- There may be economic or             FLORIDA TAX-EXEMPT BOND FUND
         political changes that impact the ability of municipal       GEORGIA TAX-EXEMPT BOND FUND
         issuers to repay principal and to make interest payments     INVESTMENT GRADE TAX-EXEMPT BOND FUND
         on municipal securities.  Changes to the financial           MARYLAND MUNICIPAL BOND FUND
         condition or credit rating of municipal issuers may also     TAX-EXEMPT MONEY MARKET FUND
         adversely affect the value of the Fund's municipal           TAX-FREE MONEY MARKET FUND
         securities.  Constitutional or legislative limits on         VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
         borrowing by municipal issuers may result in reduced         VIRGINIA MUNICIPAL BOND FUND
         supplies of municipal securities.  Moreover, certain
         municipal securities are backed only by a municipal
         issuer's ability to levy and collect taxes.

         In addition, the Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

REGIONAL RISK -- To the extent that the Fund's                       FLORIDA TAX-EXEMPT BOND FUND
investments are concentrated in a specific geographic                GEORGIA TAX-EXEMPT BOND FUND
region, the Fund may be subject to the political and other           MARYLAND MUNICIPAL BOND FUND
developments affecting that region. Regional economies               VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
are often closely interrelated, and political and economic           VIRGINIA MUNICIPAL BOND FUND
developments affecting one region, country or state often
affect other regions, countries or states, thus subjecting
a Fund to additional risks.

YEAR 2000 RISK -- The Funds depend on the smooth functioning of      ALL FUNDS
computer systems in almost every aspect of their business.  Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900.  The Funds have asked their mission critical
service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse
consequences to the Funds.  While such assurances have been
received, the Funds and their shareholders may experience
losses if these assurances prove to be incorrect or
as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as
custodians, banks, broker-dealers or others with which the Funds do business.

EACH FUND'S OTHER INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISERS

The Investment Advisers make investment decisions for the Funds and continuously review, supervise and administer each Fund's respective investment program. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in its management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Adviser to the Florida Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund and Limited-Term Federal Mortgage Securities Fund. As of July 1, 1999, STI had approximately $14.5 billion in assets under management. For the fiscal period ended May 31, 1999, STI received advisory fees of:

     FLORIDA TAX-EXEMPT BOND FUND                           0.55%
     INVESTMENT GRADE BOND FUND                             0.66%
     INVESTMENT GRADE TAX-EXEMPT BOND FUND                  0.64%
     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND          0.55%

SunTrust Bank, Atlanta, 25 Park Place, Atlanta, Georgia 30303, serves as the Adviser to the Georgia Tax-Exempt Bond Fund. As of December 31, 1998, SunTrust Bank, Atlanta had approximately $90.7 billion in assets under management. For the fiscal period ended May 31, 1999, SunTrust Bank, Atlanta received advisory fees of:

     GEORGIA TAX-EXEMPT BOND FUND                           0.54%

Trusco Capital Management, Inc., (Trusco) 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Maryland Municipal Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, U.S. Government Securities Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco, received advisory fees of:

     SHORT-TERM BOND FUND                                   0.55%
     SHORT-TERM U.S. TREASURY SECURITIES FUND               0.54%
     U.S. GOVERNMENT SECURITIES FUND                        0.63%

Crestar Asset Management Company served as Adviser to the predecessors of the following Funds. For the fiscal period ended May 31, 1999, Crestar Asset Management Company and/or Trusco received advisory fees of:

     MARYLAND MUNICIPAL BOND FUND                           0.25%
     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND              0.50%
     VIRGINIA MUNICIPAL BOND FUND                           0.50%

The Advisers may use their affiliates as brokers for Fund transactions.


PORTFOLIO MANAGERS

Mr. Ronald Schwartz, CFA, has served as Senior Vice President of STI since 1988. He has managed the Florida Tax-Exempt Bond Fund and the Investment Grade Tax-Exempt Bond Fund since each Fund began operating in January 1994, and June 1992, respectively. He has more than 18 years of investment experience.

Ms. Gay Cash has served as First Vice President of SunTrust Bank, Atlanta since 1998 and has worked there since 1987. She has managed the Georgia Tax-Exempt Bond Fund since it began operating in January 1994. She has more than 20 years of investment experience.

The Investment Grade Bond Fund and the Limited-Term Federal Mortgage Securities Fund are co-managed by Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has co-managed the Investment Grade Bond Fund since it began operating in June 1992 and has co-managed the Limited-Term Mortgage Securities Fund since it began operating in June 1994. He has more than 20 years of investment experience. Mr. West is a Managing Director of STI and has worked there since 1985. He has managed the Limited-Term Federal Mortgage Securities Fund since it began operating in June 1994. He has more than 14 years of investment experience.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the Maryland Municipal Bond Fund and the Virginia Municipal Bond Fund since 1998. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice President since 1995 of Crestar Asset Management Company. Mr. Bowman has more than 5 years of investment experience.

Ms. Agnes Pampush, CFA, has served as Vice President of Trusco since 1988. She has managed the Short-Term Bond Fund since February 1999. She has more than 16 years of investment experience.

Mr. David Yealy has served as Vice President of Trusco since 1993. He has managed the Short-Term U.S. Treasury Securities Fund since July 1996. He has more than 13 years of investment experience.

The U.S. Government Securities Fund has been co-managed by Mr. Charles B. Leonard and Mr. Michael L. Ford since it began operating in June 1994. Mr. Leonard, CFA, has served as Senior Vice President of Trusco since 1986, and has more than 28 years of investment experience. Mr. Ford has been a Portfolio Manager of Trusco since April 1994, and has more than 15 years of investment experience.

Ms. Cheryl L. Page, CFA, has served as Vice President of Trusco since January 1999. She has managed the Virginia Intermediate Municipal Bond Fund since July 1993. Prior to joining Trusco, Ms. Page served as Portfolio Manager, from 1991 to 1996, and Vice President since 1996, of Crestar Asset Management Company. She has more than 12 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Investor Shares and Flex Shares of the Funds.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

-   Mail
-   Telephone (1-800-874-4770)
-   Wire
-   Automated Clearing House (ACH)

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS                                                                      DOLLAR AMOUNT
Investor Shares                                                                $2,000
Flex Shares                                                     $5,000 ($2,000 for retirement plans)

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES

FRONT-END SALES CHARGES -- INVESTOR SHARES

The offering price of Investor Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
Investment Grade Bond Fund
Investment Grade Tax-Exempt Bond Fund
U.S. Government Securities Bond Fund
Virginia Intermediate Municipal Bond Fund

                                                 YOUR SALES CHARGE AS A                  YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                        PERCENTAGE OF OFFERING PRICE         PERCENTAGE OF YOUR NET INVESTMENT
---------------------------------------------------------------------------------------------------------------------
LESS THAN $100,000                                       3.75%                                   3.90%
$100,000 BUT LESS THAN $250,000                          3.25%                                   3.36%
$250,000 BUT LESS THAN $1,000,000                        2.50%                                   2.56%
$1,000,000 AND OVER                                      1.50%                                   1.52%

Limited-Term Federal Mortgage Securities Fund

                                                 YOUR SALES CHARGE AS A                  YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                        PERCENTAGE OF OFFERING PRICE         PERCENTAGE OF YOUR NET INVESTMENT
---------------------------------------------------------------------------------------------------------------------
LESS THAN $100,000                                       2.50%                                   2.50%
$100,000 BUT LESS THAN $250,000                          1.75%                                   1.78%
$250,000 BUT LESS THAN $1,000,000                        1.25%                                   1.27%
$1,000,000 AND OVER                                       None                                   None

Short-Term Bond Fund

                                                 YOUR SALES CHARGE AS A               YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                        PERCENTAGE OF OFFERING PRICE       PERCENTAGE OF YOUR NET INVESTMENT
------------------------------------------------------------------------------------------------------------------
LESS THAN $100,000                                       2.00%                                2.04%
$100,000 BUT LESS THAN $250,000                          1.50%                                1.52%
$250,000 BUT LESS THAN $1,000,000                        1.00%                                1.01%
$1,000,000 AND OVER                                       NONE                                None


Short-Term U.S. Treasury Securities Fund

                                                 YOUR SALES CHARGE AS A               YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                        PERCENTAGE OF OFFERING PRICE       PERCENTAGE OF YOUR NET INVESTMENT
------------------------------------------------------------------------------------------------------------------
LESS THAN $100,000                                       1.00%                                1.01%
$100,000 BUT LESS THAN $250,000                          0.79%                                0.76%
$250,000 BUT LESS THAN $1,000,000                        0.50%                                0.50%
$1,000,000 AND OVER                                       NONE                                NONE

WAIVER OF FRONT-END SALES CHARGE -- INVESTOR SHARES

The front-end sales charge will be waived on Investor Shares purchased:

- through reinvestment of dividends and distributions;

- through a SunTrust Securities, Inc. asset allocation account;

- by persons repurchasing shares they redeemed within the last 60 days (see Repurchase of Investor Shares);

- by employees, and members of their immediate family, of SunTrust and its affiliates;

- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust;

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF INVESTOR SHARES

You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Investor Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Funds must receive your purchase order within 60 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- INVESTOR SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. The Funds will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account,
(iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Funds will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE FUNDS FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Investor Shares sold subject to a sales charge. As a result, shares of the Investor Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price.
This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons:

- to make certain withdrawals from a retirement plan (not including IRAs);

- because of death or disability; or

- for certain payments under the Systematic Withdrawal Plan (which is discussed later).

OFFERING PRICE OF FUND SHARES

The offering price of Investor Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Flex Shares, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

CLASS                                                                      DOLLAR AMOUNT
Investor Shares                                                                $2,000
Flex Shares                                                                    $5,000

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15
DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receives your exchange request.

INVESTOR SHARES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

For Investor Shares

Florida Tax-Exempt Bond Fund                          0.18%
Georgia Tax-Exempt Bond Fund                          0.18%
Investment Grade Bond Fund                            0.43%
Investment Grade Tax-Exempt Bond Fund                 0.43%
Limited-Term Federal Mortgage Securities Fund         0.23%
Short-Term Bond Fund                                  0.23%
Short-Term U.S. Treasury Securities Fund              0.18%
U.S. Government Securities Fund                       0.38%
Virginia Intermediate Municipal Bond Fund             0.15%

For Flex Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income dividends daily and pays these dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and its shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor Shares and Flex Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for each Fund except the Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund for the periods ended prior to May 31, 1999 has been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, and Virginia Municipal Bond Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4770.

FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                                         NET REALIZED AND
                           NET ASSET       NET           UNREALIZED         DISTRIBUTIONS
                           VALUE           INVESTMENT    GAINS              FROM NET        DISTRIBUTIONS    NET ASSET
                           BEGINNING       INCOME        (LOSSES)           INVESTMENT      FROM REALIZED    VALUE END
                           OF PERIOD       (LOSS)        ON INVESTMENTS     INCOME          CAPITAL GAINS    OF PERIOD
----------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
INVESTOR SHARES
1999                          $10.72          $ 0.40         $(0.01)         $(0.40)         $(0.11)          $10.60
1998                           10.29            0.42            0.44          (0.42)          (0.01)           10.72
1997                           10.07            0.44            0.25          (0.44)          (0.03)           10.29
1996                           10.18            0.44          (0.06)          (0.44)          (0.05)           10.07
1995                            9.75            0.42            0.43          (0.42)             --            10.18
FLEX SHARES
1999                          $10.74           $0.35         $(0.01)         $(0.35)         $(0.11)          $10.62
1998                           10.30            0.37            0.45          (0.37)          (0.01)           10.74
1997                           10.08            0.39            0.25          (0.39)          (0.03)           10.30
1996(1)                        10.19            0.39          (0.06)          (0.39)          (0.05)           10.08

GEORGIA TAX-EXEMPT BOND FUND
INVESTOR SHARES
1999                          $10.13           $0.37         $(0.06)         $(0.37)         $(0.02)          $10.05
1998                            9.74            0.39            0.40          (0.39)          (0.01)           10.13
1997                            9.58            0.40            0.21          (0.40)          (0.05)            9.74
1996                            9.65            0.41          (0.05)          (0.41)          (0.02)            9.58
1995                            9.44            0.40            0.21          (0.40)             --             9.65
FLEX SHARES
1999                          $10.12          $ 0.32         $(0.06)         $(0.32)         $(0.02)          $10.04
1998                            9.73            0.34            0.40          (0.34)          (0.01)           10.12
1997                            9.56            0.35            0.22          (0.35)          (0.05)            9.73
1996(2)                         9.72            0.36          (0.14)          (0.36)          (0.02)            9.56

INVESTMENT GRADE BOND FUND
INVESTOR SHARES
1999                          $10.65          $ 0.52         $(0.11)         $(0.52)         $(0.18)          $10.36
1998                           10.16            0.55            0.49          (0.55)             --            10.65
1997                           10.06            0.56            0.10          (0.56)             --            10.16
1996                           10.26            0.56          (0.20)          (0.56)             --            10.06
1995                            9.89            0.57            0.38          (0.58)             --            10.26
FLEX SHARES
1999                          $10.66          $ 0.47         $(0.11)         $(0.47)         $(0.18)          $10.37
1998                           10.17            0.51            0.49          (0.51)             --            10.66
1997                           10.07            0.51            0.10          (0.51)             --            10.17
1996(3)                        10.33            0.52          (0.26)          (0.52)             --            10.07

                                                                                                        RATIO OF
                                                                                   RATIO OF             NET INVESTMENT
                                                                 RATIO OF          EXPENSES TO          INCOME (LOSS) TO
                                                    RATIO OF     NET INVESTMENT    AVERAGE NET ASSETS   AVERAGE NET ASSETS
                                      NET ASSETS    EXPENSES TO  INCOME (LOSS) TO  (EXCLUDING           (EXCLUDING         PORTFOLIO
                          TOTAL       END OF        AVERAGE NET  AVERAGE NET       WAIVERS AND          WAIVERS AND        TURNOVER
                          RETURN (A)  PERIOD (000)  ASSETS       ASSETS            REIMBURSEMENTS       REIMBURSEMENTS)    RATE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
INVESTOR SHARES

1999                          3.62%        $3,799          0.87%          3.71%          1.31%             3.27%               72%
1998                          8.46          3,381          0.86           3.98           1.34              3.50                69
1997                          7.00          3,226          0.85           4.28           1.31              3.82               135
1996                          3.76          4,025          0.85           4.28           1.36              3.77                63
1995                          9.04          3,320          0.85           4.36           1.50              3.71               105
FLEX SHARES

1999                          3.13%       $14,762          1.37%          3.21%          1.88%             2.70%               72%
1998                          8.04          8,160          1.36           3.45           2.01              2.80                69
1997                          6.48          3,000          1.35           3.78           2.28              2.85               135
1996(1)                       3.27          2,692          1.35           3.79           2.54              2.60                63

GEORGIA TAX-EXEMPT BOND FUND
INVESTOR SHARES

1999                          3.13%        $3,676          0.87%          3.67%          1.25%             3.29%               12%
1998                          8.26          3,975          0.86           3.89           1.30              3.45                 7
1997                          6.47          3,511          0.85           4.10           1.33              3.62                15
1996                          3.69          3,418          0.85           4.17           1.41              3.61                60
1995                          6.70          3,268          0.85           4.31           1.43              3.73                25
FLEX SHARES

1999                          2.63%       $13,358          1.37%          3.19%          1.89%             2.67%               12%
1998                          7.74          8,264          1.36           3.39           2.02              2.73                 7
1997                          6.06          4,662          1.35           3.60           2.07              2.88                15
1996(2)                       2.25*         4,207          1.35           3.66           2.35              2.66                60

INVESTMENT GRADE BOND FUND
INVESTOR SHARES

1999                          3.86%       $34,913          1.17%          4.87%          1.36%             4.68%              221%
1998                         10.49         33,269          1.14           5.29           1.38              5.05               109
1997                          6.66         33,165          1.15           5.48           1.41              5.22               298
1996                          3.50         36,155          1.15           5.40           1.44              5.11               184
1995                         10.04         33,772          1.15           5.79           1.49              5.45               238
FLEX SHARES

1999                          3.35%       $26,020          1.66%          4.40%          2.00%             4.06%              221%
1998                          9.99         13,111          1.65           4.76           2.11              4.30               109
1997                          6.16          5,763          1.64           5.00           2.20              4.44               298
1996(3)                       2.50          4,621          1.64           4.84           2.49              3.99               184


+    Return is for the period indicated and has not been annualized. Total return figures do not reflect applicable sales loads.

(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.

(2) Commenced operations on June 6, 1995. All ratios for the period have been annualized.

(3) Commenced operations on June 7, 1995. All ratios for the period have been annualized.

Amounts designated as "____" are either $0 or round to $0.

(A)  Total return figures do not reflect applicable sales loads.

*    Annualized.

STI CLASSIC FIXED INCOME FUNDS
FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                   NET REALIZED
                                                   AND                                 DISTRIBUTIONS
                     NET ASSET       NET           UNREALIZED         DISTRIBUTIONS    FROM
                     VALUE           INVESTMENT    GAINS              FROM NET         REALIZED        NET ASSET
                     BEGINNING       INCOME        (LOSSES)           INVESTMENT       CAPITAL         VALUE END
                     OF PERIOD       (LOSS)        ON INVESTMENTS     INCOME           GAINS           OF PERIOD
----------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
INVESTOR SHARES
1999                  $11.41           $0.38            $0.11         $(0.38)          $(0.40)          $11.12
1998                   11.24            0.39             0.49          (0.39)           (0.32)           11.41
1997                   11.12            0.40             0.33          (0.40)           (0.21)           11.24
1996                   11.30            0.41             0.19          (0.41)           (0.37)           11.12
1995                   10.69            0.42             0.61          (0.42)              --            11.30
FLEX SHARES
1999                  $11.40           $0.33            $0.10         $(0.33)          $(0.40)          $11.10
1998                   11.23            0.33             0.49          (0.33)           (0.32)           11.40
1997                   11.11            0.35             0.33          (0.35)           (0.21)           11.23
1996(4)                11.30            0.37             0.18          (0.37)           (0.37)           11.11

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
INVESTOR SHARES
1999                  $10.11           $0.51          $(0.06)         $(0.51)          $(0.12)           $9.93
1998                   10.00            0.56             0.12          (0.56)           (0.01)           10.11
1997                    9.97            0.56             0.04          (0.56)           (0.01)           10.00
1996                   10.11            0.60           (0.14)          (0.60)              --             9.97
1995(5)                 9.98            0.58             0.13          (0.58)              --            10.11
FLEX SHARES
1999                  $10.12           $0.48          $(0.06)         $(0.48)          $(0.12)           $9.94
1998                   10.02            0.52             0.11          (0.52)           (0.01)           10.12
1997                    9.99            0.52             0.04          (0.52)           (0.01)           10.02
1996(6)                10.14            0.55           (0.15)          (0.55)              --             9.99

                                                                                                        RATIO OF
                                                                                   RATIO OF             NET INVESTMENT
                                                                                   EXPENSES TO          INCOME (LOSS) TO
                                                                 RATIO OF          AVERAGE NET          AVERAGE NET
                                                    RATIO OF     NET INVESTMENT    ASSETS               ASSETS
                                      NET ASSETS    EXPENSES TO  INCOME (LOSS) TO  (EXCLUDING           (EXCLUDING         PORTFOLIO
                          TOTAL       END OF        AVERAGE NET  AVERAGE NET       WAIVERS AND          WAIVERS AND        TURNOVER
                          RETURN (+)  PERIOD (000)  ASSETS       ASSETS            REIMBURSEMENTS       REIMBURSEMENTS)    RATE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
INVESTOR SHARES
1999                       4.35%       $25,195         1.17%          3.36%             1.32%              3.21%              224%
1998                       8.05         28,159         1.16           3.43              1.43               3.16               378
1997                       6.69         31,857         1.15           3.56              1.38               3.33               489
1996                       5.40         37,427         1.15           3.61              1.42               3.34               514
1995                       9.91         41,693         1.15           3.88              1.43               3.60               592
FLEX SHARES
1999                       3.78%       $16,518         1.65%          2.86%             2.03%              2.48%              224%
1998                       7.50          8,399         1.64           2.95              2.10               2.49               378
1997                       6.19          4,681         1.63           3.08              2.15               2.56               489
1996(4)                    4.91          5,536         1.63           3.12              2.25               2.50               514

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
INVESTOR SHARES
1999                       4.47%        $2,214         0.92%          5.03%             1.52%              4.43%              379%
1998                       6.95          2,705         0.91           5.50              1.51               4.90               163
1997                       6.17          2,426         0.90           5.55              1.48               4.97               133
1996                       4.59          2,512         0.90           5.75              2.25               4.40                83
1995(5)                    7.45            623         0.90           6.27              7.74              (0.57)               68
FLEX SHARES
1999                       4.14%        $2,119         1.27%          4.69%             2.42%              3.54%              379%
1998                       6.49          1,543         1.26           5.16              2.72               3.70               163
1997                       5.80          1,409         1.25           5.20              2.66               3.79               133
1996(6)                    4.10          1,349         1.25           5.38              3.59               3.04                83

+    Returns are for the period indicated and have not been annualized. total return figures do not reflect applicable sales loads.

(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.

(2) Commended operations on July 17, 1994. All ratios for the period have been annualized.

(3) Commended operations on June 7, 1995. All ratios for the period have been annualized.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                   NET REALIZED
                                                   AND                                 DISTRIBUTIONS
                     NET ASSET       NET           UNREALIZED         DISTRIBUTIONS    FROM
                     VALUE           INVESTMENT    GAINS              FROM NET         REALIZED        NET ASSET
                     BEGINNING       INCOME        (LOSSES)           INVESTMENT       CAPITAL         VALUE END
                     OF PERIOD       (LOSS)        ON INVESTMENTS     INCOME           GAINS           OF PERIOD
----------------------------------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
FLEX SHARES
1999                  $10.24          $0.15           $(0.15)           $(0.15)      $(0.01)            $10.08
FOR THE YEARS ENDED NOVEMBER 30:
1998                    9.96           0.33              0.28            (0.33)          --             10.24
1997                    9.76           0.34              0.20            (0.34)          --              9.96
1996(7)                 9.53           0.20              0.23            (0.20)          --              9.76

SHORT-TERM BOND FUND
INVESTOR SHARES
1999                  $10.07          $0.49           $(0.10)           $(0.50)      $(0.03)            $9.93
1998                    9.91           0.53              0.17            (0.53)       (0.01)            10.07
1997                    9.88           0.51              0.06            (0.51)       (0.03)             9.91
1996                   10.01           0.52            (0.10)            (0.53)       (0.02)             9.88
1995                    9.81           0.51              0.19            (0.50)          --             10.01
FLEX SHARES
1999                  $10.07          $0.47           $(0.11)           $(0.47)      $(0.03)            $9.93
1998                    9.91           0.50              0.17            (0.50)       (0.01)            10.07
1997                    9.88           0.48              0.06            (0.48)       (0.03)             9.91
1996(8)                10.02           0.47            (0.12)            (0.47)       (0.02)             9.88

                                                                                                        RATIO OF
                                                                                   RATIO OF             NET INVESTMENT
                                                                                   EXPENSES TO          INCOME (LOSS) TO
                                                                 RATIO OF          AVERAGE NET          AVERAGE NET
                                                    RATIO OF     NET INVESTMENT    ASSETS               ASSETS
                                      NET ASSETS    EXPENSES TO  INCOME (LOSS) TO  (EXCLUDING           (EXCLUDING         PORTFOLIO
                          TOTAL       END OF        AVERAGE NET  AVERAGE NET       WAIVERS AND          WAIVERS AND        TURNOVER
                          RETURN (+)  PERIOD (000)  ASSETS       ASSETS            REIMBURSEMENTS       REIMBURSEMENTS)    RATE
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
FLEX SHARES
1999                        0.05%       $7,723        1.59%          2.94%             1.98%                  2.55%           19%
FOR THE YEARS ENDED NOVEMBER 30:
1998                        6.17         3,246        1.57           3.16              1.96                   2.77            12
1997                        5.64           561        1.54           3.43              2.00                   2.97             5
1996(7)                     7.67           113        1.55           3.42              2.20                   2.77             9

SHORT-TERM BOND FUND
INVESTOR SHARES
1999                        3.88%       $1,825        0.87%          4.92%             1.59%                  4.20%          108%
1998                        7.19         1,949        0.86           5.27              1.71                   4.42            87
1997                        5.97         2,182        0.85           5.16              1.58                   4.43           118
1996                        4.23         2,700        0.85           5.20              1.72                   4.33           163
1995                        7.44         2,609        0.85           5.24              1.56                   4.53           200
FLEX SHARES
1999                        3.50%       $2,341        1.22%          4.55%             2.33%                  3.44%          108%
1998                        6.84         2,110        1.21           4.93              2.85                   3.29            87
1997                        5.62         1,073        1.20           4.82              3.02                   3.00           118
1996(8)                     3.73           966        1.20           4.77              4.06                   1.91           163

+    Returns are for the period indicated and have not been annualized. total return figures do not reflect applicable sales loads.

(4) Commenced operations on April 25, 1996. all ratios for the period have been annualized.

(5) Commenced operations on June 20, 1995. all ratios for the period have been annualized.

(A) On May 24, 1999, the Crest Funds Maryland Municipal Bond, Crest Funds Virginia intermediate Municipal Bond, and Crest Funds Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The Crest Funds Maryland Municipal Bond, Virginia intermediate Municipal Bond, and Virginia Municipal Bond Funds, respectively is the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                   NET REALIZED
                                                   AND                                 DISTRIBUTIONS
                     NET ASSET       NET           UNREALIZED         DISTRIBUTIONS    FROM
                     VALUE           INVESTMENT    GAINS              FROM NET         REALIZED        NET ASSET
                     BEGINNING       INCOME        (LOSSES)           INVESTMENT       CAPITAL         VALUE END
                     OF PERIOD       (LOSS)        ON INVESTMENTS     INCOME           GAINS           OF PERIOD
----------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
INVESTOR SHARES
1999                  $9.96          $0.46           $(0.01)           $(0.46)            $--             $9.95
1998                   9.88           0.49              0.09            (0.50)             --              9.96
1997                   9.84           0.50              0.04            (0.50)             --              9.88
1996                   9.94           0.54            (0.10)            (0.54)             --              9.84
1995                   9.83           0.46              0.11            (0.46)             --              9.94
FLEX SHARES
1999                  $9.94          $0.44           $(0.02)           $(0.43)            $--             $9.93
1998                   9.85           0.47              0.10            (0.48)             --              9.94
1997                   9.82           0.47              0.03            (0.47)             --              9.85
1996(6)                9.96           0.48            (0.14)            (0.48)             --              9.82

U.S. GOVERNMENT SECURITIES FUND
INVESTOR SHARES
1999                 $10.45          $0.54           $(0.17)           $(0.54)            $--            $10.28
1998                  10.02           0.57              0.43            (0.57)             --             10.45
1997                   9.90           0.58              0.12            (0.58)             --             10.02
1996                  10.26           0.59            (0.33)            (0.59)          (0.03)             9.90
1995(7)               10.00           0.56              0.26            (0.56)             --             10.26
FLEX SHARES
1999                 $10.46         $ 0.49           $(0.18)           $(0.49)            $--            $10.28
1998                  10.02           0.52              0.44            (0.52)             --             10.46
1997                   9.91           0.53              0.11            (0.53)             --             10.02
1996(8)               10.31           0.52            (0.37)            (0.52)          (0.03)             9.91

                                                                                                        RATIO OF
                                                                                   RATIO OF             NET INVESTMENT
                                                                                   EXPENSES TO          INCOME (LOSS) TO
                                                                 RATIO OF          AVERAGE NET          AVERAGE NET
                                                    RATIO OF     NET INVESTMENT    ASSETS               ASSETS
                                      NET ASSETS    EXPENSES TO  INCOME (LOSS) TO  (EXCLUDING           (EXCLUDING         PORTFOLIO
                          TOTAL       END OF        AVERAGE NET  AVERAGE NET       WAIVERS AND          WAIVERS AND        TURNOVER
                          RETURN (+)  PERIOD (000)  ASSETS       ASSETS            REIMBURSEMENTS       REIMBURSEMENTS)    RATE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
INVESTOR SHARES
1999                        4.54%         $2,799         0.82%      4.54%              1.34%               4.02%             57%
1998                        6.04           3,277         0.81       5.07               1.33                4.55              39
1997                        5.59           3,921         0.80       5.05               1.35                4.50              93
1996                        4.52           4,192         0.80       5.43               1.32                4.91              94
1995                        6.03           7,144         0.80       4.74               1.33                4.21              88
FLEX SHARES
1999                        4.32%         $4,931         1.07%      4.22%              2.25%               3.04%             57%
1998                        5.90           1,413         1.06       4.81               2.87                3.00              39
1997                        5.19           1,091         1.05       4.75               2.51                3.29              93
1996(6)                     3.72           2,423         1.05       5.03               2.97                3.11              94

U.S. GOVERNMENT SECURITIES FUND
INVESTOR SHARES
1999                        3.56%         $2,534         1.17%      5.17%              1.60%               4.74%             19%
1998                       10.23           3,225         1.16       5.53               1.76                4.93              14
1997                        7.21           2,243         1.15       5.76               1.79                5.12              21
1996                        2.47           2,396         1.15       5.68               2.50                4.33              83
1995(7)                     8.61             589         1.15       6.08               6.84                0.39              30
FLEX SHARES
1999                        2.99%        $11,520         1.68%      4.66%              2.08%               4.26%             19%
1998                        9.78           4,022         1.67       5.02               2.32                4.37              14
1997                        6.57           2,801         1.66       5.26               2.42                4.50              21
1996(8)                     1.42           2,826         1.66       5.18               2.86                3.98              83

(6) Commenced Operations ON June 22, 1995. All Ratios for the period have been annualized.

(7) Commenced operations on June 9, 1994. All ratios for the period have been annualized.

(8) Commenced operations on June 7, 1995. All ratios for the period have been annualized.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                   NET REALIZED
                                                   AND                                 DISTRIBUTIONS
                     NET ASSET       NET           UNREALIZED         DISTRIBUTIONS    FROM
                     VALUE           INVESTMENT    GAINS              FROM NET         REALIZED        NET ASSET
                     BEGINNING       INCOME        (LOSSES)           INVESTMENT       CAPITAL         VALUE END
                     OF PERIOD       (LOSS)        ON INVESTMENTS     INCOME           GAINS           OF PERIOD
----------------------------------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
INVESTOR SHARES
1999(9)               $10.45        $ 0.22            $(0.18)          $(0.22)          $(0.07)          $10.20
FOR YEARS ENDED NOVEMBER 30:
1998                   10.31          0.46              0.17            (0.45)           (0.04)           10.45
1997                   10.21          0.47              0.09            (0.46)              --            10.31
1996                   10.23          0.42             (0.02)           (0.42)              --            10.21
1995                    9.20          0.43              1.03            (0.43)              --            10.23
1994                   10.32          0.44             (1.10)           (0.44)           (0.02)            9.20

VIRGINIA MUNICIPAL BOND FUND (A)
FLEX SHARES
1999(9)               $10.73        $ 0.17            $(0.18)          $(0.18)          $(0.06)          $10.48
FOR YEARS ENDED NOVEMBER 30:
1998                   10.48          0.37              0.28            (0.37)           (0.03)           10.73
1997                   10.31          0.39              0.18            (0.39)           (0.01)           10.48
1996                   10.43          0.38             (0.12)           (0.38)              --            10.31
1995(10)               10.06          0.24              0.41            (0.24)           (0.04)           10.43

                                                                                                        RATIO OF
                                                                                   RATIO OF             NET INVESTMENT
                                                                                   EXPENSES TO          INCOME (LOSS) TO
                                                                 RATIO OF          AVERAGE NET          AVERAGE NET
                                                    RATIO OF     NET INVESTMENT    ASSETS               ASSETS
                                      NET ASSETS    EXPENSES TO  INCOME (LOSS) TO  (EXCLUDING           (EXCLUDING         PORTFOLIO
                          TOTAL       END OF        AVERAGE NET  AVERAGE NET       WAIVERS AND          WAIVERS AND        TURNOVER
                          RETURN (+)  PERIOD (000)  ASSETS       ASSETS            REIMBURSEMENTS       REIMBURSEMENTS)    RATE
------------------------------------------------------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
INVESTOR SHARES
1999(12)                    0.35%        $7,706        0.79%          4.17%           0.93%                  4.03%             19%
FOR YEARS ENDED NOVEMBER 30:
1998                        6.19          7,899        0.79           4.33            0.94                   4.18              24
1997                        5.65          7,826        0.79           4.56            0.94                   4.41              30
1996                        4.01          8,185        0.79           4.12            0.94                   3.97              25
1995                       16.10          8,649        0.73           4.33            0.95                   4.11              28
1994                       (6.56)         7,481        0.66           4.47            0.80                   4.33              24

VIRGINIA MUNICIPAL BOND FUND (A)
FLEX SHARES
1999(9)                    (0.16)%       $6,939        1.65%          3.32%           1.91%                  3.06%              7%
FOR YEARS ENDED NOVEMBER 30:
1998                        6.24          3,697        1.64           3.46            1.92                   3.18              28
1997                        5.58          1,476        1.60           3.73            2.00                   3.33              39
1996                        2.58            787        1.57           3.73            1.97                   3.33              24
1995(10)                    6.51            628        1.57           3.76            1.97                   3.36              35

+    Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.

(9) For the six month period ended May 31, 1999. All ratios for the period have been annualized.

(10) Commenced operations on April 17, 1995. All ratios for the period have been annualized.

                                STI CLASSIC FUNDS

INVESTMENT ADVISERS

STI Capital Management, N.A.
P.O. Box 3808
Orlando, FL 32802

SunTrust Bank, Atlanta
25 Park Place
Atlanta, GA 30303

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                                  EQUITY FUNDS
                                  TRUST SHARES

                                   PROSPECTUS

                                 OCTOBER 1, 1999

                                  BALANCED FUND
            CAPITAL APPRECIATION FUND (FORMERLY CAPITAL GROWTH FUND)
                                CORE EQUITY FUND
                           E-COMMERCE OPPORTUNITY FUND
                             GROWTH AND INCOME FUND
                            INTERNATIONAL EQUITY FUND
                         INTERNATIONAL EQUITY INDEX FUND
                               MID-CAP EQUITY FUND
                              SMALL CAP EQUITY FUND
                           SMALL CAP GROWTH STOCK FUND
                         TAX SENSITIVE GROWTH STOCK FUND
                             VALUE INCOME STOCK FUND

                        INVESTMENT ADVISERS TO THE FUNDS:
                          STI CAPITAL MANAGEMENT, N.A.
                         TRUSCO CAPITAL MANAGEMENT, INC.



  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                             PAGE
     BALANCED FUND...........................................  2
     CAPITAL APPRECIATION FUND...............................  4
     CORE EQUITY FUND........................................  6
     E-COMMERCE OPPORTUNITY FUND.............................  8
     GROWTH AND INCOME FUND.................................. 10
     INTERNATIONAL EQUITY FUND............................... 12
     INTERNATIONAL EQUITY INDEX FUND......................... 14
     MID-CAP EQUITY FUND..................................... 16
     SMALL CAP EQUITY FUND................................... 18
     SMALL CAP GROWTH STOCK FUND............................. 20
     TAX SENSITIVE GROWTH STOCK FUND......................... 22
     VALUE INCOME STOCK FUND................................. 24
     MORE INFORMATION ABOUT RISK............................. 26
     EACH FUND'S OTHER INVESTMENTS........................... 27
     THE INVESTMENT ADVISERS AND PORTFOLIO MANAGERS.......... 27
     PURCHASING AND SELLING FUND SHARES...................... 29
     DIVIDENDS AND DISTRIBUTIONS............................. 31
     TAXES................................................... 31
     FINANCIAL HIGHLIGHTS.................................... 38
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS...................................Back Cover


[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

BALANCED FUND

FUND SUMMARY

INVESTMENT GOALS                      Capital appreciation and current income

INVESTMENT FOCUS
  PRIMARY                             U.S. common stocks
  SECONDARY                           Bonds

SHARE PRICE VOLATILITY                Moderate

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify companies with a
                                      history of earnings growth and bonds with minimal risk

INVESTOR PROFILE                      Investors who want income from their
                                      investment, as well as an increase in its value


INVESTMENT STRATEGY


The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds.
In selecting stocks for the Fund, The Adviser attempts to identify high-quality companies with a history of earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                       1995                      25.51%
                       1996                      12.13%
                       1997                      21.14%
                       1998                      19.55%

                   BEST QUARTER                WORST QUARTER
                      12.57%                       -5.70%
                    (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 5.39%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX AND THE S&P 500 INDEX.

TRUST SHARES                                           1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
BALANCED FUND                                          19.55%        14.30%*
LEHMAN GOVERNMENT/CORPORATE BOND INDEX                  9.47%         7.11%**
S&P 500 INDEX                                          28.60%        23.66%**

*    Since 1/3/94
**   Since 1/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                              0.95%
Other Expenses                                                        0.11%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.06%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $108              $337             $585              $1,294

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.86% AND 0.97%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

CAPITAL APPRECIATION FUND

FUND SUMMARY


INVESTMENT GOAL                       Capital appreciation

INVESTMENT FOCUS                      U.S. common stocks

SHARE PRICE VOLATILITY                Moderate

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify companies with above
                                      average growth potential

INVESTOR PROFILE                      Investors who want the value of their
                                      investment to grow, but do not need to
                                      receive income on their investment

INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes are undervalued by the stock market. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser rotates the Fund's investments among various market sectors based on the Adviser's research of business cycles. The Adviser's strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                           1993                       9.89%
                           1994                      -7.41%
                           1995                      31.15%
                           1996                      20.31%
                           1997                      31.13%
                           1998                      28.06%

                       BEST QUARTER                WORST QUARTER
                          22.93%                      -11.16%
                        (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 10.45%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of the S&P 500 Index.

TRUST SHARES                           1 YEAR     5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
Capital Appreciation Fund              28.06%      19.66%         18.64%*
S&P 500 Index                          28.60%      24.05%         20.82%**

*    Since 7/1/92
**   Since 7/31/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             1.15%
Other Expenses                                                       0.11%
                                                                     -----
Total Annual Fund Operating Expenses                                 1.26%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $128              $400             $692              $1,523

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.06% AND 1.17%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

CORE EQUITY FUND

FUND SUMMARY


INVESTMENT GOAL                       Long-term capital growth

INVESTMENT FOCUS                      Common stocks of mid- to large-cap
                                      companies

SHARE PRICE VOLATILITY                Moderate to high

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify companies with
                                      superior earnings trends

INVESTOR PROFILE                      Investors seeking long-term growth of
                                      capital without regard to income who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY


The Core Equity Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. In selecting stocks for the Fund, the Adviser attempts to capture superior growth prospects based on earnings potential, profitability and other measures. These measures include growth characteristics such as whether a company makes significant investments in research and product development or whether a company is participating in rapidly expanding industries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?


Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



In addition, the Fund is subject to the risk that its principal market segment, mid- to large-capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

As of September 30, 1999, the Core Equity Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                               TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                           1.10%
Other Expenses*                                                    0.20%
                                                                   -----
Total Annual Fund Operating Expenses                               1.30%

*    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS
             $132                          $412

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses are expected to be lower because the Adviser is voluntarily waiving a portion of its fees. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

E-COMMERCE OPPORTUNITY FUND

FUND SUMMARY

INVESTMENT GOAL                       Long-term capital growth

INVESTMENT FOCUS                      Common stocks of companies participating
                                      in multiple electronic commerce market
                                      segments

SHARE PRICE VOLATILITY                Very high

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify companies utilizing
                                      electronic commerce opportunities to
                                      achieve above average growth

INVESTOR PROFILE                      Aggressive investors with long-term
                                      investment goals who are willing to accept significant volatility for the possibility of higher returns


INVESTMENT STRATEGY


The E-Commerce Opportunity Fund invests primarily in common stocks of U.S. companies that are expected to benefit substantially from electronic commerce and achieve above average growth. The Fund defines electronic commerce, or e-commerce, as conducting business For the purpose of the Fund, electronic commerce, or e-commerce, is defined broadly as conducting business through the use of computers, the Internet, telecommunication lines and other electronic means of information transfer. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of recently established corporations that are implementing pioneering electronic commerce strategies. The second segment consists of technology companies that provide the infrastructure to support electronic based commerce. The third segment includes conventional corporations that are leveraging electronic commerce opportunities to improve their competitive advantage. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?


Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.



Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations which are significantly higher than average. As a result, the Fund's NAV may be more volatile than other, broadly diversified equity funds.


PERFORMANCE INFORMATION

As of September 30, 1999, the E-Commerce Opportunity Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                 TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             1.10%
Other Expenses                                                       0.20%
                                                                     -----
Total Annual Fund Operating Expenses                                 1.30%

*    OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS
             $132                          $412

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses are expected to be lower because the Adviser is voluntarily waiving a portion of its fees. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.00% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT FOCUS
  PRIMARY                             Long-term capital appreciation
  SECONDARY                           Current income

INVESTMENT FOCUS                      Equity securities

SHARE PRICE VOLATILITY                Moderate

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify securities of
                                      companies with market capitalizations of at least $1 billion with attractive valuation and/or above average earnings momentum relative either to their sectors or the market as a whole.

INVESTOR PROFILE                      Investors who are looking for capital
                                      appreciation potential and income with
                                      less volatility than the equity markets as a whole

INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stock and listed American Depository Receipts (ADR's), of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio manager team selects stocks of companies with strong financial quality and above average earnings momentum to secure the best relative values in each economic sector.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                        1993                      10.20%
                        1994                      -0.81%
                        1995                      29.38%
                        1996                      19.06%
                        1997                      27.69%
                        1998                      18.20%

                    BEST QUARTER                WORST QUARTER
                       17.38%                      -10.36%
                     (6/30/97)                    (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 12.76%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P 500 INDEX.

TRUST SHARES                       1 YEAR         5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
Growth and Income Fund             18.20%         18.19%          17.26%*
S&P 500 Index                      28.60%         24.05%          21.60%**

*        Since 9/25/92
**       Since 9/30/92

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                            TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                        0.90%
Other Expenses                                                  0.11%
                                                                -----
Total Annual Fund Operating Expenses                            1.01%

*    EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $103              $322             $558              $1,236

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisers."

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                       Long-term capital appreciation

INVESTMENT FOCUS                      Foreign common stocks

SHARE PRICE VOLATILITY                High

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify undervalued companies
                                      with good fundamentals

INVESTOR PROFILE                      Investors who want an increase in the
                                      value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks


INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other equity market segments or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                          1996                      22.08%
                          1997                      13.35%
                          1998                      11.22%

                      BEST QUARTER                WORST QUARTER
                         16.88%                      -18.28%
                       (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.91%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX.

TRUST SHARES                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
International Equity Fund                     11.22%          21.28%*
MSCI EAFE Index                               20.00%          10.87%*

*    Since 1/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                         1.25%
Other Expenses                                                   0.28%
                                                                 -----
Total Annual Fund Operating Expenses                             1.53%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $156              $483             $834              $1,824

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.20% AND 1.48%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

INTERNATIONAL EQUITY INDEX FUND

FUND SUMMARY


INVESTMENT GOAL                       Investment results that correspond to the
                                      performance of the MSCI EAFE-GDP Index

INVESTMENT FOCUS                      Foreign common stocks in MSCI EAFE-GDP
                                      Index

SHARE PRICE VOLATILITY                High

PRINCIPAL INVESTMENT STRATEGY         Statistical analysis to track the Index

INVESTOR PROFILE                      Aggressive investors who want exposure to
                                      foreign markets and are willing to accept the increased risks of foreign investing for the possibility of higher returns

INVESTMENT STRATEGY

The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI EAFE-GDP Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the index using a statistical process. So, the Fund will not hold all stocks included in the Index.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other market segments or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                                      1995                      10.73%
                                      1996                       6.04%
                                      1997                       8.99%
                                      1998                      30.02%

                                  BEST QUARTER                WORST QUARTER
                                     21.26%                      -12.98%
                                   (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 6.23%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST - GROSS DOMESTIC PRODUCT (MSCI EAFE-GDP) WEIGHTED INDEX.

TRUST SHARES                                1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND             30.02%        11.15%*
MSCI EAFE-GDP WEIGHTED INDEX                25.12%        9.42%**

*    Since 6/6/94
**   Since 6/30/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Weighted Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The index is weighted by the gross domestic product of the various countries in the index.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                              TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          0.90%
Other Expenses                                                    0.28%
                                                                  -----
Total Annual Fund Operating Expenses                              1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $120              $375             $649              $1,432

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.79% AND 1.07%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

MID-CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                       Capital appreciation

INVESTMENT FOCUS                      U.S. mid-cap common stocks

SHARE PRICE VOLATILITY                Moderate to high

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify companies with above
                                      average growth potential at an attractive price

INVESTOR PROFILE                      Investors who want the value of their
                                      investment to grow and who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion and companies in the S&P MidCap 400 Index) and that have above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, mid-cap common stocks, may underperform other equity market segments or the equity markets as a whole.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                                      1995                      31.22%
                                      1996                      15.42%
                                      1997                      21.23%
                                      1998                       6.48%

                                  BEST QUARTER                WORST QUARTER
                                     24.73%                      -19.96%
                                   (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 6.51%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P MIDCAP 400 INDEX.

TRUST SHARES                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
Mid-Cap Equity Fund                            6.48%          14.25%*
S&P MidCap 400 Index                          19.12%          19.34%**

*        Since 2/2/94
**       Since 2/28/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

FUND FEES EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                       1.15%
Other Expenses                                                 0.13%
                                                               -----
Total Annual Fund Operating Expenses                           1.28%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $130              $406             $702              $1,545

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.04% AND 1.17%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SMALL CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                             Capital appreciation
  SECONDARY                           Current income

INVESTMENT FOCUS                      U.S. small cap common stocks

SHARE PRICE VOLATILITY                Moderate

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify undervalued small
                                      cap stocks

INVESTOR PROFILE                      Investors who primarily want the value of
                                      their investment to grow, but want to
                                      receive some income from their investment

INVESTMENT STRATEGY

The Small Cap Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small sized companies (i.e., companies with market capitalizations under $1 billion) that it believes are undervalued in the market.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, small capitalization common stocks, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                           1995                      30.99%
                           1996                      34.25%
                           1997                      32.59%
                           1998                     -13.45%

                       BEST QUARTER                WORST QUARTER
                          14.95%                      -21.99%
                        (6/30/97)                    (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 3.88%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX.

TRUST SHARES                                    1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
SMALL CAP EQUITY FUND                           -13.45%          17.77%*
FRANK RUSSELL 2000 SMALL STOCK INDEX            -2.55%           13.71%*

*        Since 8/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                         1.15%
Other Expenses                                                   0.12%
                                                                 -----
Total Annual Fund Operating Expenses                             1.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $129              $403             $697              $1,534

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.10% AND 1.22%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SMALL CAP GROWTH STOCK FUND

FUND SUMMARY


INVESTMENT GOAL                       Long-term capital appreciation

INVESTMENT FOCUS                      U.S. small cap common stocks of growth
                                      companies

SHARE PRICE VOLATILITY                High

PRINCIPAL INVESTMENT STRATEGY         Identifies small cap companies with above
                                      average growth potential

INVESTOR PROFILE                      Investors who want the value of their
                                      investment to grow, but do not need
                                      current income

INVESTMENT STRATEGY


The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above average earnings and sales growth potential. The selected companies tend to have an established operating history and a solid balance sheet.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, small capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The Small Cap Growth Stock Fund commenced operations on October 8, 1998, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund Shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                             TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                         1.15%
Other Expenses                                                   0.34%
                                                                 -----
Total Annual Fund Operating Expenses                             1.49%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $152              $471             $813              $1,779

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.86% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

TAX SENSITIVE GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                       Long-term capital growth with nominal
                                      dividend income

INVESTMENT FOCUS                      U.S. common stocks of growth companies

SHARE PRICE VOLATILITY                Moderate

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify companies that have
                                      above average growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions

INVESTOR PROFILE                      Investors who want to increase the value
                                      of their investment while minimizing
                                      taxable capital gains distributions

INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, common stocks of U.S. growth companies, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1998, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

This bar chart shows changes in the performance of the Fund's Trust Shares from year to year.*

                             1996                      21.04%
                             1997                      28.76%
                             1998                      31.73%

                         BEST QUARTER                WORST QUARTER
                            27.74%                       -9.96%
                          (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 17.56%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF S&P 500 INDEX AND THE LIPPER GROWTH AND INCOME FUNDS INDEX.

TRUST SHARES                                     1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND                  31.73%           27.15%*
S&P 500 INDEX                                    28.60%           28.23%**
LIPPER GROWTH AND INCOME FUNDS INDEX              X.XX%            X.XX%

*        Since 12/31/95
**       Since 12/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lipper Growth and Income Funds Index is a widely-recognized composite of mutual funds that have growth-of earnings orientations and income requirements for level and/or rising dividends.

This table compares the Fund's average annual total returns for the periods ended December 31, 1998, to those of S&P 500 Index and the Lipper Growth and Income Funds Index.

TRUST SHARES                     1 YEAR                 SINCE INCEPTION
------------------------------------------------------------------------
Tax Sensitive Growth Stock
Fund                              31.73%                     27.15%*
------------------------------------------------------------------------
S&P 500 Index                     28.60%                     28.23%*
------------------------------------------------------------------------
Lipper Growth and Income
Funds Index                       13.58%                     20.25%*
------------------------------------------------------------------------

* SINCE 12/31/95

------------------------------------------------------------------------
WHAT IS AN INDEX
------------------------------------------------------------------------

An Index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lipper Growth and Income Funds Index is a widely-recognized composite of mutual funds that have growth-of-earnings orientations and income requirements for level and/or rising dividends.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                              TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          1.15%
Other Expenses                                                    0.19%
                                                                  -----
Total Annual Fund Operating Expenses                              1.34%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $136              $425             $734              $1,613

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.01% AND 1.20%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

VALUE INCOME STOCK FUND

FUND SUMMARY


INVESTMENT GOALS
  PRIMARY                             Current income
  SECONDARY                           Capital appreciation

INVESTMENT FOCUS                      U.S. common stocks

SHARE PRICE VOLATILITY                Moderate

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify high dividend-paying,
                                      undervalued stocks

INVESTOR PROFILE                      Investors who are looking for current
                                      income and capital appreciation with less volatility than the average stock fund

INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                           1990                      -4.93%
                           1991                      39.30%
                           1992                      20.05%
                           1993                      11.14%
                           1994                       3.54%
                           1995                      35.93%
                           1996                      19.46%
                           1997                      27.08%
                           1998                      10.58%

                       BEST QUARTER                WORST QUARTER
                          18.56%                      -14.86%
                        (3/31/91)                    (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 13.51%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P/BARRA VALUE INDEX AND THE LIPPER EQUITY INCOME FUND INDEX.

TRUST SHARES                            1 YEAR     5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
Value Income Stock Fund                 10.58%     18.76%         17.21%*
S&P/Barra Value Index                   14.68%     19.88%         15.76%*
Lipper Equity Income Fund Index         11.78%     16.62%         13.53%*

*    Since 10/31/89

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/BARRA Value Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price to book ratios.

The Lipper Equity Income Fund Index is an equally weighted index of typically the 30 largest funds that seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                               TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                           0.80%
Other Expenses                                                     0.12%
                                                                   -----
Total Annual Fund Operating Expenses                               0.92%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS           10 YEARS
             $94               $293             $509              $1,131

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Advisers."

MORE INFORMATION ABOUT RISK

EQUITY RISK-- Equity securities include        ALL FUNDS
public and privately issued equity
securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.
Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of       BALANCED FUND
fixed income investments change in response to interest rate changes and other factors.
During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

CREDIT RISK -- The possibility that an issuer BALANCED FUND will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS-- Investments in        GROWTH AND INCOME FUND
securities of foreign companies or             INTERNATIONAL EQUITY FUND
governments can be more volatile than          INTERNATIONAL EQUITY INDEX FUND
investments in U.S. companies or
governments. Diplomatic, political, or
economic developments, including
nationalization or appropriation, could
affect investments in foreign countries.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic
U.S. companies or governments.

Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK-- Factors such as Fund     INTERNATIONAL EQUITY INDEX FUND
expenses, imperfect correlation between the
Fund's investments and those of their
benchmarks, rounding of share prices,
changes to the benchmark, regulatory
policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

YEAR 2000 RISK-- The Funds depend on the       All Funds
smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.


Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their shareholders.

EACH FUND'S OTHER INVESTMENTS

This Prospectus describes the Funds' principal strategies, and the Funds will normally invest in the types of securities described in this Prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objective. The Small Cap Equity Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISERS

The Investment Advisers make investment decisions for the Funds and continuously review, supervise and administer each Fund's respective investment program. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in its management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Equity Fund and Value Income Stock Fund. As of July 1, 1999, STI had approximately $14.5 billion in assets under management. For the fiscal period ended May 31, 1999, STI received advisory fees of:

     BALANCED FUND                                0.86%
     CAPITAL APPRECIATION FUND                    1.06%
     INTERNATIONAL EQUITY FUND                    1.20%
     MID-CAP EQUITY FUND                          1.04%
     SMALL CAP EQUITY FUND                        1.10%
     VALUE INCOME STOCK FUND                      0.80%

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Core Equity Fund, E-Commerce Opportunity Fund, Growth and Income Fund, International Equity Index Fund, Small Cap Growth Stock Fund and Tax Sensitive Growth Stock Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco received advisory fees of:

     INTERNATIONAL EQUITY INDEX FUND              0.79%

The Small Cap Growth Stock and Tax Sensitive Growth Stock Funds had not completed a full fiscal year and the Core Equity and E-Commerce Opportunity Funds had not commenced operations as of May 31, 1999.

Prior to May 24, 1999, Crestar Asset Management Company served as the Adviser to the predecessor of the Growth and Income Fund. For the fiscal period ended May 31, 1999, Crestar Asset Management Company and/or Trusco received advisory fees of 0.75% for the Growth and Income Fund.

The Advisers may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Anthony R. Gray, Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. Mr. Gray manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed-income portion of the Fund. Mr. Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has more than 30 years of investment experience. Mr. West has served as a Managing Director of STI and has worked there since 1985. He has more than 13 years of investment experience. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has more than 20 years of investment experience.

Mr. Anthony Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has managed the Capital Appreciation Fund since it began operating in June 1992. He has more than 30 years of investment experience.

Mr. Robert J. Rhodes, CFA, has been employed by Trusco since 1973, and Director of Research since 1980. He has managed the Core Equity Fund since it began operating in October 1999. He has more than 26 years of investment experience.

Mr. Alan S. Kelley has served as portfolio manager of Trusco since 1999. He has managed the E-Commerce Opportunity Fund since it began operating in October 1999. Prior to joining Trusco, Mr. Kelley served as a portfolio manager with SunTrust Bank, Atlanta from 1995 to 1999. Prior to 1995, he was a portfolio manager of Urban Equities, LLC. He has more than 5 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as lead portfolio manager of the Growth and Income Fund since it began operating in September 1992. Since 1992, he has served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999. Mr. Markunas has more than 17 years of investment experience.

Mr. Ned Dau has served as Managing Director of STI since 1997. He has managed the International Equity Fund since May 1997. Prior to joining STI Capital Management, N.A., Mr. Dau served as senior international equity analyst for American Express Financial Advisors from 1996 to 1997 and as an international portfolio manager for the Principal Financial Group from 1992 to 1995. He has more than 8 years of investment experience.

The International Equity Index Fund is managed by Mr. Chad Deakins and co-managed by Mr. Robert J. Rhodes. Mr. Deakins has served as a portfolio manager at Trusco since February 1999 and as a portfolio assistant since 1996. He has managed the International Equity Index Fund since February 1999. Prior to joining Trusco, Mr. Deakins worked at SunTrust Banks. He has more than 4 years of investment experience. Mr. Rhodes has been employed by Trusco since 1973, and Director of Research since 1980. He has co-managed the International Equity Index Fund since it began operating in June 1994. He has more than 26 years of investment experience.

Mr. John Hamlin has served as Portfolio Manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more than 10 years of investment experience.

Mr. Brett Barner, CFA, has served as a Managing Director of STI since 1994. He has managed the Small Cap Equity Fund since it began operating in January 1997. He has more than 15 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. Prior to joining Trusco, Mr. Garfinkel served as a portfolio manager with SunTrust Banks. He has more than 10 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, served as Portfolio Manager of Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. Prior to joining Trusco, Mr. Mote served as a portfolio manager with SunTrust Banks. He has more than 14 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. He has more than 17 years of investment experience. Mr. Lewis has served as a portfolio manager of STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 7 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:


QUARTERLY                                    ANNUALLY
----------                                   --------
Balanced Fund                                International Equity Fund
Capital Appreciation Fund                    International Equity Index Fund
Core Equity Fund
E-Commerce Opportunity Fund
Growth and Income Fund
Mid-Cap Equity Fund
Small Cap Equity Fund
Small Cap Growth Stock Fund
Tax Sensitive Growth Stock Fund
Value Income Stock Fund

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receives your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. Each Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow presents performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for each Fund except the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The reports of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                NET ASSET                   NET REALIZED AND   DISTRIBUTIONS
                                VALUE       NET             UNREALIZED GAINS   FROM NET        DISTRIBUTIONS   NET ASSET
                                BEGINNING   INVESTMENT      (LOSSES)           INVESTMENT      FROM REALIZED   VALUE END   TOTAL
                                OF PERIOD   INCOME (LOSS)   ON INVESTMENTS     INCOME          CAPITAL GAINS   OF PERIOD   RETURN+
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
TRUST SHARES
1999                              $13.09      $ 0.28           $ 1.09             $(0.28)        $ (0.92)       $13.26     10.98%
1998                               11.94        0.31             2.19              (0.32)          (1.03)        13.09     22.15
1997                               11.55        0.33             1.47              (0.32)          (1.09)        11.94     16.66
1996                               10.26        0.33             1.41              (0.34)          (0.11)        11.55     17.26
1995                                9.76        0.33             0.49              (0.32)            --          10.26      8.72

CAPITAL APPRECIATION FUND
TRUST SHARES
1999                              $16.48      $ 0.05           $ 2.70             $(0.06)        $ (2.55)       $16.62     17.83%
1998                               15.09        0.09             3.96              (0.09)          (2.57)        16.48     29.51
1997                               14.90        0.12             3.13              (0.12)          (2.94)        15.09     24.66
1996                               12.18        0.12             3.32              (0.13)          (0.59)        14.90     28.97
1995                               11.99        0.16             0.57              (0.14)          (0.40)        12.18      6.63

GROWTH AND INCOME FUND (A)
TRUST SHARES
1999(1)                           $15.10      $ 0.04           $ 1.97             $(0.02)        $ (1.00)       $16.09     14.24%
FOR THE YEARS ENDED NOVEMBER 30:
1998                               16.55        0.09             1.64              (0.09)          (3.09)        15.10     13.64%
1997                               13.39        0.14             3.24              (0.15)          (0.07)        16.55     25.41
1996                               11.60        0.17             2.38              (0.17)          (0.59)        13.39     22.68
1995                               10.73        0.24             2.62              (0.26)          (1.73)        11.60     28.76
1994                               11.38        0.20            (0.24)             (0.19)          (0.42)        10.73     (0.49)

                                                                                                      RATIO OF
                                                                                 RATIO OF             NET INVESTMENT
                                                RATIO OF     RATIO OF            EXPENSES TO          INCOME (LOSS) TO
                                  NET ASSETS    EXPENSES TO  NET INVESTMENT      AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                                  END OF        AVERAGE NET  INCOME (LOSS) TO    (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                                  PERIOD (000)  ASSETS       AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)  RATE
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
TRUST SHARES
1999                              $  251,752       0.97%          2.19%                 1.06%                2.10%            179%
1998                                 188,465       0.96           2.51                  1.08                 2.39             154
1997                                 151,358       0.95           2.89                  1.08                 2.76             197
1996                                 111,638       0.95           3.00                  1.09                 2.86             155
1995                                  89,051       0.95           3.44                  1.11                 3.28             157

CAPITAL APPRECIATION FUND
TRUST SHARES
1999                              $1,966,842       1.17%          0.29%                 1.26%                0.20%            147%
1998                               1,532,587       1.16           0.61                  1.27                 0.50             194
1997                               1,085,128       1.15           0.83                  1.25                 0.73             141
1996                                 981,498       1.15           0.90                  1.27                 0.78             156
1995                                 984,205       1.15           1.38                  1.28                 1.25             128

GROWTH AND INCOME FUND (A)
TRUST SHARES
1999(1)                           $  634,279       1.14%          0.49%                 1.43%                0.20%             31%
FOR THE YEARS ENDED NOVEMBER 30:
1998                                 577,042       1.03%          0.63%                  1.21                0.45%             71%
1997                                 590,824       1.02           0.92                  1.17                 0.77             100
1996                                 553,648       1.02           1.38                  1.17                 1.23              82
1995                                 220,386       1.02           2.16                  1.17                 2.01             175
1994                                 166,713       1.01           1.82                  1.01                 1.82             116

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the Crestar Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The Crestar Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

                                NET ASSET                   NET REALIZED AND   DISTRIBUTIONS
                                VALUE       NET             UNREALIZED GAINS   FROM NET        DISTRIBUTIONS   NET ASSET
                                BEGINNING   INVESTMENT      (LOSSES)           INVESTMENT      FROM REALIZED   VALUE END   TOTAL
                                OF PERIOD   INCOME (LOSS)   ON INVESTMENTS     INCOME          CAPITAL GAINS   OF PERIOD   RETURN+
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
TRUST SHARES
1999                              $15.00      $  --            $(1.14)            $(0.05)         $(0.84)       $12.97     (7.43%)
1998                               13.63        0.04             2.69              (0.04)          (1.32)        15.00     21.87
1997                               11.40        0.03             2.57              (0.02)          (0.35)        13.63     23.29
1996(2)                            10.00        0.05             1.35                --              --          11.40     14.00

INTERNATIONAL EQUITY INDEX FUND
TRUST SHARES
1999                              $13.31      $ 0.09           $ 0.85             $(0.24)         $(2.19)       $11.82      7.87%
1998                               11.34        0.11             2.65              (0.11)          (0.68)        13.31     25.82
1997                               10.96        0.10             0.69              (0.11)          (0.30)        11.34      7.48
1996                               10.24        0.10             0.84              (0.13)          (0.09)        10.96      9.29
1995(3)                            10.00        0.08             0.19              (0.02)          (0.01)        10.24      2.69

MID-CAP EQUITY FUND
TRUST SHARES
1999                              $13.79      $ 0.01           $ 0.07             $  --           $(1.19)       $12.68      1.61%
1998                               13.21         --              2.54                --            (1.96)        13.79     21.14
1997                               12.76        0.03             1.69              (0.05)          (1.22)        13.21     14.23
1996                               11.00        0.08             2.63              (0.08)          (0.87)        12.76     25.54
1995                                9.85        0.08             1.15              (0.08)            --          11.00     12.56

                                                                                                      RATIO OF
                                                                                 RATIO OF             NET INVESTMENT
                                                RATIO OF     RATIO OF            EXPENSES TO          INCOME (LOSS) TO
                                  NET ASSETS    EXPENSES TO  NET INVESTMENT      AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                                  END OF        AVERAGE NET  INCOME (LOSS) TO    (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                                  PERIOD (000)  ASSETS       AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)  RATE
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
TRUST SHARES
1999                                $573,255       1.48%          0.68%                 1.53%                0.63%           161%
1998                                 628,870       1.47           0.61                  1.48                 0.60            108
1997                                 489,325       1.46           0.51                  1.51                 0.46            139
1996(2)                              213,306       1.46           1.36                  1.65                 1.17            113

INTERNATIONAL EQUITY INDEX FUND
TRUST SHARES
1999                                $ 74,616       1.07%          0.69%                 1.18%                0.58%            32%
1998                                  56,200       1.06           0.88                  1.18                 0.76              1
1997                                  53,516       1.05           0.71                  1.15                 0.61              2
1996                                  90,980       1.05           0.84                  1.19                 0.70             30
1995(3)                               89,446       1.05           1.13                  1.31                 0.87             10

MID-CAP EQUITY FUND
TRUST SHARES
1999                                $254,055       1.17%         (0.47%)                1.28%               (0.58%)           76%
1998                                 337,825       1.16          (0.29)                 1.27                (0.40)           129
1997                                 287,370       1.15           0.23                  1.26                 0.12            152
1996                                 253,905       1.15           0.70                  1.29                 0.56            116
1995                                 125,562       1.15           0.88                  1.32                 0.71             66

(2) Commenced operations on December 1, 1995. All ratios for the period have been annualized.
(3) Commenced operations on June 6, 1994. All ratios for the period have been annualized.
Amounts designated as "-" are either $0 or round to $0.

                                NET ASSET                   NET REALIZED AND   DISTRIBUTIONS
                                VALUE       NET             UNREALIZED GAINS   FROM NET        DISTRIBUTIONS   NET ASSET
                                BEGINNING   INVESTMENT      (LOSSES)           INVESTMENT      FROM REALIZED   VALUE END   TOTAL
                                OF PERIOD   INCOME (LOSS)   ON INVESTMENTS     INCOME          CAPITAL GAINS   OF PERIOD   RETURN+
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY FUND
TRUST SHARES
1999                              $12.88      $ 0.13          $(2.57)             $(0.13)         $(0.61)       $ 9.70     (18.72%)
1998                               11.07        0.14            2.41               (0.12)          (0.62)        12.88      23.59
1997(4)                            10.00        0.05            1.04               (0.02)            --          11.07      10.97

SMALL CAP GROWTH STOCK FUND
TRUST SHARES
1999(5)                           $10.00      $(0.05)         $ 4.62              $  --           $(0.02)       $14.55      45.70%

TAX SENSITIVE GROWTH STOCK FUND
TRUST SHARES
1999(6)                           $25.61      $ 0.02          $ 4.34              $(0.01)         $  --         $29.96      17.04%

VALUE INCOME STOCK FUND
TRUST SHARES
1999                              $13.90      $ 0.24          $ 1.02              $(0.24)         $(2.07)       $12.85      11.13%
1998                               13.71        0.26            2.62               (0.27)          (2.42)        13.90      23.10
1997                               13.15        0.30            2.32               (0.30)          (1.76)        13.71      22.18
1996                               11.59        0.35            2.71               (0.34)          (1.16)        13.15      27.91
1995                               10.54        0.32            1.56               (0.32)          (0.51)        11.59      19.06

                                                                                                      RATIO OF
                                                                                 RATIO OF             NET INVESTMENT
                                                RATIO OF     RATIO OF            EXPENSES TO          INCOME (LOSS) TO
                                  NET ASSETS    EXPENSES TO  NET INVESTMENT      AVERAGE NET ASSETS   AVERAGE NET ASSETS   PORTFOLIO
                                  END OF        AVERAGE NET  INCOME (LOSS) TO    (EXCLUDING WAIVERS   (EXCLUDING WAIVERS   TURNOVER
                                  PERIOD (000)  ASSETS       AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)  RATE
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY FUND
TRUST SHARES
1999                               $ 301,984       1.22%           1.27%                 1.27%                1.22%           63%
1998                                 390,841       1.21            1.07                  1.31                 0.97            55
1997(4)                              131,049       1.20            1.86                  1.37                 1.69            27

SMALL CAP GROWTH STOCK FUND
TRUST SHARES
1999(5)                            $ 152,290       1.20%          (0.48%)                1.49%               (0.77%)          75%

TAX SENSITIVE GROWTH STOCK FUND
TRUST SHARES
1999(6)                            $ 223,543       1.20%           0.21%                 1.34%                0.07%           18%

VALUE INCOME STOCK FUND
TRUST SHARES
1999                              $1,589,951       0.92%           1.91%                 0.92%                1.91%           69%
1998                               1,725,418       0.92            1.85                  0.92                 1.85            99
1997                               1,488,062       0.91            2.40                  0.91                 2.40           105
1996                               1,244,399       0.92            2.86                  0.92                 2.86           134
1995                                 991,977       0.95            3.16                  0.95                 3.16           126

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(4) Commenced operations on January 31, 1997. All ratios for the period have been annualized.
(5) Commenced operations on October 8, 1998. All ratios for the period have been annualized.
(6) Commenced operations on December 11, 1998. All ratios for the period have been annualized.

                                STI CLASSIC FUNDS

INVESTMENT ADVISERS

STI Capital Management, N.A.
P.O. Box 3808
Orlando, FL 32802

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Fund's Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS
                                  EQUITY FUNDS

                         INVESTOR SHARES AND FLEX SHARES

                                   PROSPECTUS
                                 OCTOBER 1, 1999

                                  BALANCED FUND
            CAPITAL APPRECIATION FUND (FORMERLY CAPITAL GROWTH FUND)
                                CORE EQUITY FUND
                           E-COMMERCE OPPORTUNITY FUND
                             GROWTH AND INCOME FUND
                            INTERNATIONAL EQUITY FUND
                         INTERNATIONAL EQUITY INDEX FUND
                               MID-CAP EQUITY FUND
                              SMALL CAP EQUITY FUND
                           SMALL CAP GROWTH STOCK FUND
                         TAX SENSITIVE GROWTH STOCK FUND
                             VALUE INCOME STOCK FUND

                               INVESTMENT ADVISERS
                          STI CAPITAL MANAGEMENT, N.A.
                         TRUSCO CAPITAL MANAGEMENT, INC.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
          SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         INVESTOR SHARES
         -   FRONT-END SALES CHARGE
         -   12B-1 FEES
         -   $2,000 MINIMUM INITIAL INVESTMENT

         FLEX SHARES
         -   CONTINGENT DEFERRED SALES CHARGE
         -   HIGHER 12B-1 FEES
         -   $5,000 MINIMUM INITIAL INVESTMENT

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                     PAGE
     BALANCED FUND.................................................   2
     CAPITAL APPRECIATION FUND.....................................   4
     CORE EQUITY FUND..............................................   6
     E-COMMERCE OPPORTUNITY FUND...................................   8
     GROWTH AND INCOME FUND........................................  10
     INTERNATIONAL EQUITY FUND.....................................  12
     INTERNATIONAL EQUITY INDEX FUND...............................  14
     MID-CAP EQUITY FUND...........................................  16
     SMALL CAP EQUITY FUND.........................................  18
     SMALL CAP GROWTH STOCK FUND...................................  20
     TAX SENSITIVE GROWTH STOCK FUND...............................  22
     VALUE INCOME STOCK FUND.......................................  22
     MORE INFORMATION ABOUT RISK...................................  24
     EACH FUND'S OTHER INVESTMENTS.................................  25
     THE INVESTMENT ADVISERS AND PORTFOLIO MANAGERS................  26
     PURCHASING, SELLING AND EXCHANGING FUND SHARES................  27
     DIVIDENDS AND DISTRIBUTIONS...................................  29
     TAXES.........................................................  30
     FINANCIAL HIGHLIGHTS..........................................  32
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
     STI CLASSIC FUNDS.............................................  Back Cover

FOR MORE INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR THE "SIMPLY SPEAKING" EXPLANATIONS.

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                            U.S. common stocks
  SECONDARY                          Bonds

INVESTMENT FOCUS                     Capital appreciation and current income

SHARE PRICE VOLATILITY               Moderate

PRINCIPAL INVESTMENT STRATEGY        Attempts to identify companies with a
                                     history of earnings growth and bonds
                                     with minimal risk

INVESTOR PROFILE                     Investors who want income from their
                                     investment, as well as an increase in
                                     its value

INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate (bonds). In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                   1995                         25.08%
                   1996                         11.85%
                   1997                         20.71%
                   1998                         19.21%

                  BEST QUARTER                WORST QUARTER
                     12.52%                       -5.81%
                   (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 5.21%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND THE S&P 500 INDEX.

                                                               SINCE
INVESTOR SHARES                                     1 YEAR   INCEPTION
-------------------------------------------------- --------  -----------
BALANCED FUND                                       14.75%     13.01%*
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX      9.47%      7.11%**
S&P 500 INDEX                                       28.60%     23.66%**

*   SINCE 1/3/94
**  SINCE 1/31/94



                                                               SINCE
FLEX SHARES                                         1 YEAR   INCEPTION
-------------------------------------------------- --------  -----------
BALANCED FUND                                       16.28%     16.98%*
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX      9.47%      8.23%**
S&P 500 INDEX                                       28.60%     28.61%**

*   SINCE 6/14/95
**  SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                      3.75%           None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                    None            2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                 0.95%           0.95%
Distribution and Service (12b-1) Fees                    0.28%           1.00%
Other Expenses                                           0.20%           0.20%
                                                         -----           -----
Total Annual Fund Operating Expenses                     1.43%           2.15%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $515      $810      $1,127      $2,024
FLEX SHARES              $418      $673      $1,154      $2,483

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                         1 YEAR   3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $515      $810     $1,127      $2,024
FLEX SHARES               $218      $673     $1,154      $2,483



FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.86%, 0.21% AND 1.27%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.86%, 0.97% AND 2.03%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

CAPITAL APPRECIATION FUND

FUND SUMMARY

INVESTMENT GOAL                 Capital appreciation

INVESTMENT FOCUS                U.S. common stocks

SHARE PRICE VOLATILITY          Moderate

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies with above
                                average growth potential

INVESTOR PROFILE                Investors who want the value of their
                                investment to grow, but do not need to receive income on their investment

INVESTMENT STRATEGY

The Capital Appreciation Fund invest primarily in U.S. common stocks and other equity securities that the Adviser believes are undervalued by the stock market. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser rotates the Fund's investments among various market sectors based on the Adviser's research of business cycles. The Adviser's strategy focuses on large cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

             1993                          9.27%
             1994                         -8.01%
             1995                         30.33%
             1996                         19.50%
             1997                         30.34%
             1998                         27.26%

            BEST QUARTER                WORST QUARTER
               22.78%                      -11.26%
             (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 10.12%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998, TO THOSE OF THE S&P 500 INDEX.


INVESTOR SHARES              1 YEAR   5 YEARS  SINCE INCEPTION
---------------------------- -------  -------  ---------------
CAPITAL APPRECIATION FUND    22.47%    18.00%      17.67%*
S&P 500 INDEX                28.60%    24.05%      21.27%**

*        SINCE 6/9/92
**       SINCE 6/30/92


FLEX SHARES                     1 YEAR       SINCE INCEPTION
---------------------------  --------------  -----------------
CAPITAL APPRECIATION FUND        24.57%          25.68%*
S&P 500 INDEX                    28.60%          28.61%**

*        SINCE 6/1/95
**       SINCE 6/30/95



WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                     3.75%            None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                   None             2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                 1.15%            1.15%
Distribution and Service (12b-1) Fees                    0.68%            1.00%
Other Expenses                                           0.13%            0.23%
                                                         -----            -----
Total Annual Fund Operating Expenses                     1.96%            2.38%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $567      $967      $1,393      $2,575
FLEX SHARES              $441      $742      $1,270      $2,716


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $567      $967     $1,393      $2,575
FLEX SHARES               $241      $742     $1,270      $2,716

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.06%, 0.63% AND 1.82%, RESPECTIVELY. INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.06%, 1.00% AND 2.29%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

CORE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                  Long-term capital growth

INVESTMENT FOCUS                 Common stocks of mid - to large-cap companies

SHARE PRICE VOLATILITY           Moderate to high

PRINCIPAL INVESTMENT STRATEGY    Attempts to identify companies with superior
                                 earnings trends

INVESTOR PROFILE                 Investors seeking long-term growth of capital
                                 without regard to income who are willing to accept more volatility for the possibility of higher returns

INVESTMENT STRATEGY

The Core Equity Fund primarily invests in common stocks of U.S. companies with market capitalizations of more than $1 billion. In selecting stocks for the Fund, the Adviser attempts to capture superior growth prospects based on earnings potential, profitability and other measures. These measures include growth characteristics such as whether a company makes significant investments in research and product development or whether a company is participating in rapidly expanding industries. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, mid- to large-capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

As of July 31, 1999, the Core Equity Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                     3.75%            None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                   None             2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                  1.10%          1.10%
Distribution and Service (12b-1) Fees                     0.45%          1.00%
Other Expenses*                                           0.25%          0.25%
                                                          -----          -----
Total Annual Fund Operating Expenses                      1.80%          2.35%

*        Other Expenses are based on estimated amounts for the current year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $551      $920      $1,313      $2,412
FLEX SHARES              $438      $733      $1,255      $2,686


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $551      $920     $1,313      $2,412
FLEX SHARES               $238      $733     $1,255      $2,686

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses are expected to be lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.00%, 0.40% AND 1.65%, RESPECTIVELY. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.00%, 1.00% AND 2.25%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

E-COMMERCE OPPORTUNITY FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital growth

INVESTMENT FOCUS                   Common stocks of companies participating
                                   in multiple electronic commerce market
                                   segments

SHARE PRICE VOLATILITY             Very high

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify companies utilizing
                                   electronic commerce opportunities to achieve above average growth

INVESTOR PROFILE                   Aggressive investors with long-term
                                   investment goals who are willing to
                                   accept significant volatility for the
                                   possibility of higher returns

INVESTMENT STRATEGY

The E-Commerce Opportunity Fund invests primarily in common stocks of U.S. companies that are expected to benefit substantially from electronic commerce. For the purpose of the Fund, electronic commerce, or e-commerce, is defined broadly as conducting business through the use of computers, the Internet, telecommunication lines and other electronic means of information transfer. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of recently established corporations that are implementing pioneering electronic commerce strategies. The second segment consists of technology companies that provide the infrastructure to support electronic based commerce. The third segment includes conventional corporations that are leveraging electronic commerce opportunities to improve their competitive advantage. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that the securities in the same industry that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations which are significantly higher than average. As a result, the Fund may be more volatile than other, broadly diversified equity funds.

PERFORMANCE INFORMATION

As of July 31, 1999, the E-Commerce Opportunity Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                    3.75%            None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  None             2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                 1.10%           1.10%
Distribution and Service (12b-1) Fees                    0.55%           1.00%
Other Expenses*                                          0.25%           0.25%
                                                         -----           -----
Total Annual Fund Operating Expenses                     1.90%           2.35%

*        Other Expenses are based on estimated amounts for the current year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $561      $950      $1,363      $2,514
FLEX SHARES              $438      $733      $1,255      $2,686


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $561      $950     $1,363      $2,514
FLEX SHARES               $238      $733     $1,255      $2,686



FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. Actual expenses are expected to be lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.00%, 0.50% AND 1.75%, RESPECTIVELY. ESTIMATED ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.00%, 1.00% AND 2.25%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT GOAL
     PRIMARY                                      Long-term capital appreciation
     SECONDARY                                    Current income

INVESTMENT FOCUS                                  Equity securities
SHARE PRICE VOLATILITY                            Moderate
PRINCIPAL INVESTMENT STRATEGY                     Attempts to identify
                                                  securities of companies with
                                                  market capitalizations of at
                                                  least $1 billion, low
                                                  price/earnings ratios and
                                                  above average earnings
                                                  momentum
INVESTOR PROFILE                                  Investors who are looking for
                                                  capital appreciation
                                                  potential and income with
                                                  less volatility than the
                                                  equity markets as a whole

INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in domestic and foreign common stock of companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to select companies with a favorable price to earnings ratio. Stocks of companies with strong financial quality and above average earnings momentum are selected to secure the best relative values in each economic sector.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

            1994                         -0.91%
            1995                         29.45%
            1996                         19.12%
            1997                         27.58%
            1998                         18.25%

           BEST QUARTER                WORST QUARTER
              17.35%                      -10.35%
             (6/30/97)                    (9/30/98)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 12.81%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P 500 INDEX.



INVESTOR SHARES                1 YEAR         5 YEARS     SINCE INCEPTION
--------------------------  -------------  -------------  -----------------
GROWTH AND INCOME FUND         13.78%         17.28%          16.22%*
S&P 500 INDEX                  28.60%         24.05%          22.40%**

*        SINCE 5/7/93
**       SINCE 5/31/93


FLEX SHARES                                   1 YEAR      SINCE INCEPTION
----------------------------------------  --------------  -----------------
GROWTH AND INCOME FUND                        15.28%          21.50%*
S&P 500 INDEX                                 28.60%          29.32%**

*        SINCE 4/5/95
**       SINCE 4/30/95


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                     3.75%            None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                   None             2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                  0.90%          0.90%
Distribution and Service (12b-1) Fees                     0.25%          1.00%
Other Expenses                                            0.20%          0.22%
                                                          -----          -----
Total Annual Fund Operating Expenses                      1.35%          2.12%

*        EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT
         CURRENT FEES.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $507      $787      $1,087      $1,938
FLEX SHARES              $415      $664      $1,139      $2,452


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $507      $787     $1,087      $1,938
FLEX SHARES               $215      $664     $1,139      $2,452

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.90%, 0.08% AND 1.18%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.90%, 0.81% AND 1.93%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                   Long-term capital appreciation

INVESTMENT FOCUS                  Foreign common stocks

SHARE PRICE VOLATILITY            High

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify undervalued companies
                                  with good fundamentals

INVESTOR PROFILE                  Investors who want an increase in the value
                                  of their investment without regard to
                                  income; are willing to accept the increased risks of international investing of the possibility of higher returns; and want exposure to a diversified portfolio of international stocks

INVESTMENT STRATEGY

The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, that are trading at a discount. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other equity market segments or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1995, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The periods from December 1995 to January 1996 represent the performance of the Trust Shares of the Fund. Trust Shares have lower expenses than Investor and Flex Shares, which results in higher performance shown below. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE PERIODS FROM JANUARY 1996 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE INVESTOR SHARES OF THE FUND. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                       1996                         21.58%
                       1997                         13.01%
                       1998                         10.69%



                    BEST QUARTER                WORST QUARTER
                      16.74%                      -18.33%
                    (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 2.69%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

INVESTOR SHARES                               1 YEAR      SINCE INCEPTION
----------------------------------------- --------------- -----------------
INTERNATIONAL EQUITY FUND                      6.53%           19.75%*
MSCI EAFE INDEX                               20.00%           10.87%*

*        SINCE 1/31/95

FLEX SHARES                                   1 YEAR      SINCE INCEPTION
----------------------------------------- --------------- -----------------
INTERNATIONAL EQUITY FUND                      7.91%           20.31%*
MSCI EAFE INDEX                               20.00%           10.87%*

*        SINCE 1/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                     3.75%            None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                   None             2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                  1.25%          1.25%
Distribution and Service (12b-1) Fees                     0.33%          1.00%
Other Expenses                                            0.35%          0.59%
                                                          -----          -----
Total Annual Fund Operating Expenses                      1.93%          2.84%

*  Expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $564      $958      $1,378      $2,544
FLEX SHARES              $487      $880      $1,499      $3,166


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $564      $958     $1,378      $2,544
FLEX SHARES               $287      $880     $1,499      $3,166



FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.20%, 0.28% AND 1.83%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.20%, 0.74% AND 2.53%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

INTERNATIONAL EQUITY INDEX FUND

FUND SUMMARY

INVESTMENT GOAL        Investment results that correspond to the performance of
                       the MSCI EAFE-GDP Index

INVESTMENT FOCUS       Foreign common stocks in MSCI EAFE-GDP Index

SHARE PRICE
VOLATILITY             High

PRINCIPAL INVESTMENT
STRATEGY               Statistical analysis to track the Index

INVESTOR PROFILE       Aggressive investors who want exposure to foreign markets
                       and are willing to accept the increased risks of foreign investing for the possibility of higher returns

INVESTMENT STRATEGY

The International Equity Index Fund invests primarily in common stocks of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI EAFE-GDP Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of stocks within the index using a statistical process. So, the Fund will not hold all stocks included in the Index.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other market segments or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                    1995                         10.20%
                    1996                          5.78%
                    1997                          8.44%
                    1998                         29.68%


                  BEST QUARTER                WORST QUARTER
                    21.20%                      -13.09%
                  (12/13/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 5.93%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST-GROSS DOMESTIC PRODUCT (MSCI
EAFE-GDP) WEIGHTED INDEX.


INVESTOR SHARES                               1 YEAR      SINCE INCEPTION
----------------------------------------  --------------  -----------------
INTERNATIONAL EQUITY INDEX FUND               24.85%          9.79%*
MSCI EAFE-GDP INDEX                           25.12%          9.42%**

*        SINCE 6/6/94
**       SINCE 6/30/94


FLEX SHARES                                   1 YEAR      SINCE INCEPTION
----------------------------------------  --------------  -----------------
INTERNATIONAL EQUITY INDEX FUND               26.70%          12.53%*
MSCI EAFE-GDP INDEX                           25.12%          11.60%**

*        SINCE 6/8/95
**       SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE-GDP Weighted Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges in Europe, Australasia and the Far East. The index is weighted by the gross domestic product of the various countries in the index.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                    3.75%            None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  None             2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                 0.90%            0.90%
Distribution and Service (12b-1) Fees                    0.38%            1.00%
Other Expenses                                           0.38%            0.67%
                                                         -----            -----
Total Annual Fund Operating Expenses                     1.66%            2.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $537      $879      $1,243      $2,267
FLEX SHARES              $460      $799      $1,365      $2,905


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $537      $879     $1,243      $2,267
FLEX SHARES               $260      $799     $1,365      $2,905



FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.79%, 0.30% AND 1.47%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.79%, 0.66% AND 2.12%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

MID-CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                      Capital appreciation

INVESTMENT FOCUS                     U.S. mid-cap common stocks

SHARE PRICE VOLATILITY               Moderate to high

PRINCIPAL INVESTMENT STRATEGY        Attempts to identify companies with
                                     above average growth potential at an
                                     attractive price

INVESTOR PROFILE                     Investors who want the value of their
                                     investment to grow and who are willing
                                     to accept more volatility for the
                                     possibility of higher returns

INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion and companies in the S&P MidCap 400 Index) and that have above average growth potentials at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, mid-cap common stocks, may underperform other equity market segments or the equity markets as a whole.

The small- to-mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                       1995                         30.57%
                       1996                         14.93%
                       1997                         20.67%
                       1998                          5.98%


                    BEST QUARTER                WORST QUARTER
                       24.52%                      -20.00%
                     (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 6.35%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P MIDCAP 400 INDEX.


INVESTOR SHARES                               1 YEAR      SINCE INCEPTION
----------------------------------------  --------------  -----------------
MID-CAP EQUITY FUND                            2.00%          12.79%*
S&P MIDCAP 400 INDEX                          19.12%          18.63%*

*        SINCE 1/31/94



FLEX SHARES                                  1 YEAR      SINCE INCEPTION
----------------------------------------  --------------  -----------------
MID-CAP EQUITY FUND                            3.46%          15.05%*
S&P MIDCAP 400 INDEX                          19.12%          23.44%**

*        SINCE 6/5/95
**       SINCE 6/30/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                     3.75%            None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                   None             2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                  1.15%          1.15%
Distribution and Service (12b-1) Fees                     0.43%          1.00%
Other Expenses                                            0.18%          0.33%
                                                          -----          -----
Total Annual Fund Operating Expenses                      1.76%          2.48%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $547      $908      $1,293      $2,370
FLEX SHARES              $451      $773      $1,321      $2,816

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $547      $908     $1,293      $2,370
FLEX SHARES               $251      $773     $1,321      $2,816



FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.04%, 0.40% AND 1.62%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.04%, 0.85% AND 2.22%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

SMALL CAP EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                         Capital appreciation
  SECONDARY                       Current income

INVESTMENT FOCUS                  U.S. small cap common stocks

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify undervalued
                                  small cap stocks

INVESTOR PROFILE                  Investors who primarily want the value of
                                  their investment to grow, but want to receive some income from their investment

INVESTMENT STRATEGY

The Small Cap Equity Fund invests primarily in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small sized companies (i.e., companies with market capitalizations under $1 billion) that it believes are undervalued in the market.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, small capitalization common stocks, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The periods from January 1997 to June 1997 represent the performance of Trust Shares of the Fund. The periods from June 1997 to the present represent the performance of the Flex Shares of the Fund. Trust Shares have lower expenses than Flex Shares, which results in higher performance shown below. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO YEAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                          1995                         30.99%
                          1996                         34.25%
                          1997                         31.79%
                          1998                        -14.33%



                  BEST QUARTER                WORST QUARTER
                     14.91%                      -22.14%
                    (6/30/97)                    (9/30/98)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -3.42%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE FRANK RUSSELL 2000 SMALL STOCK INDEX.


INVESTOR SHARES                               1 YEAR      SINCE INCEPTION
----------------------------------------  --------------  -----------------
SMALL CAP EQUITY FUND                        -15.94%          17.33%*
FRANK RUSSELL 2000 SMALL STOCK INDEX          -2.55%          13.71%*

*        SINCE 8/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             FLEX SHARES
-----------------------------------------------------  ------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                             None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                          2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."



ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                   FLEX SHARES
-----------------------------------------------------------------  -----------
Investment Advisory Fees                                               1.15%
Distribution and Service (12b-1) Fees                                  1.00%
Other Expenses                                                         0.40%
                                                                       -----
Total Annual Fund Operating Expenses                                   2.55%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         $458       $793      $1,355     $2,885

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         $258       $793      $1,355      $2,885

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.10%, 0.77% AND 2.27%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

SMALL CAP GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                   Long-term capital appreciation

INVESTMENT FOCUS                  U.S. small cap common stocks of
                                  growth companies

SHARE PRICE VOLATILITY            High

PRINCIPAL INVESTMENT STRATEGY     Identifies small cap companies with
                                  above average growth potential

INVESTOR PROFILE                  Investors who want the value of their
                                  investment to grow, but do not need
                                  current income

INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above average earnings and sales growth potential. The selected companies tend to have an established operating history and a sold balance sheet.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, small capitalization growth stocks, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The Small Cap Growth Stock Fund commenced operations on October 8, 1998, and therefore does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------  ---------------   -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                      3.75%          None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                    None           2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                 1.15%           1.15%
Distribution and Service (12b-1) Fees                    0.50%           1.00%
Other Expenses*                                          0.25%           1.04%
                                                         -----           -----
Total Annual Fund Operating Expenses                     1.90%           3.19%

*        OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                            1 YEAR                3 YEARS              5 YEARS              10 YEARS
Flex Shares                  $522                  $983                 $1,669                $3,494
Investor Shares              $561                  $950                 $1,363                $2,514

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                            1 YEAR               3 YEARS               5 YEARS               10 YEARS
Flex Shares                  $322                  $983                 $1,669                $3,494
Investor Shares              $561                  $950                 $1,363                $2,514

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE 0.86%, 0.35% AND 2.25%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

TAX SENSITIVE GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                   Long-term capital growth with nominal
                                  dividend income

INVESTMENT FOCUS                  U.S. common stocks of growth companies

SHARE PRICE VOLATILITY            Moderate

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify companies that have
                                  above-average growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions

INVESTOR PROFILE                  Investors who want to increase the value
                                  of their investment while minimizing taxable capital gains distributions

INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund primarily invests in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, common stocks of U.S. growth companies, may underperform other equity market segments or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to December 1998, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Flex Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FLEX SHARES FROM YEAR TO EYAR. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                      1996                         21.04%
                      1997                         28.76%
                      1998                         31.73%



                  BEST QUARTER                WORST QUARTER
                     27.74%                       -9.96%
                   (12/31/98)                   (9/30/98)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 17.00%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P 500 INDEX AND THE LIPPER GROWTH AND INCOME FUND INDEX..

FLEX SHARES                                       1 YEAR       SINCE INCEPTION
--------------------------------------------  --------------- ------------------
TAX SENSITIVE GROWTH STOCK FUND                   29.73%           27.15%*
S&P 500 INDEX                                     28.60%           28.23%**
LIPPER GROWTH AND INCOME FUNDS INDEX              13.58%           20.25%

*        SINCE 12/31/95
**       SINCE 12/31/95

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lipper Growth and Income Funds Index is a widely-recognized composite of mutual funds that have growth-of earnings orientations and income requirements for level and/or rising dividends.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                            FLEX SHARES
-----------------------------------------------------  ----------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                           None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*                         2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                   FLEX SHARES
----------------------------------------------------------------  -------------
Investment Advisory Fees                                             1.15%
Distribution and Service (12b-1) Fees                                1.00%
Other Expenses                                                       0.33%
                                                                     -----
Total Annual Fund Operating Expenses                                 2.48%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

         1 YEAR          3 YEARS           5 YEARS           10 YEARS
          $451             $773             $1,321            $2,816


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

         1 YEAR          3 YEARS           5 YEARS           10 YEARS
          $251             $773             $1,321            $2,816

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES ARE 1.01%, 0.91% AND 2.25%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

VALUE INCOME STOCK FUND

FUND SUMMARY

INVESTMENT GOAL
     PRIMARY                       Current income
     SECONDARY                     Capital appreciation

INVESTMENT FOCUS                   U.S. common stocks

SHARE PRICE VOLATILITY             Moderate

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify high dividend-paying,
                                   undervalued stocks

INVESTOR PROFILE                   Investors who are looking for current income
                                   and capital appreciation with less
                                   volatility than the average stock fund

INVESTMENT STRATEGY

The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to February 1993, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Investor Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE PERIODS FROM FEBRUARY 1993 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE FUND'S INVESTOR SHARES. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

                       1990                         -4.93%
                       1991                         39.30%
                       1992                         20.05%
                       1993                         10.86%
                       1994                          2.87%
                       1995                         35.50%
                       1996                         19.06%
                       1997                         26.57%
                       1998                         10.16%



                    BEST QUARTER                WORST QUARTER
                      18.56%                      -14.86%
                     (3/31/91)                    (9/30/90)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 13.34%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE S&P/BARRA VALUE INDEX AND THE LIPPER EQUITY INCOME FUND INDEX.

INVESTOR SHARES                               1 YEAR         5 YEARS     SINCE INCEPTION
----------------------------------------  --------------  -------------  -----------------
VALUE INCOME STOCK FUND                        6.02%         17.36%          16.42%*
S&P/BARRA VALUE INDEX                         14.68%         19.88%          15.76%*
LIPPER EQUITY INCOME FUND INDEX               11.78%         16.62%          13.53%*

*        SINCE 10/31/89



FLEX SHARES                                   1 YEAR         5 YEARS     SINCE INCEPTION
----------------------------------------  --------------  -------------  -----------------
VALUE INCOME STOCK FUND                        7.50%         17.83%          16.71%*
S&P/BARRA VALUE INDEX                         14.68%         19.88%          15.76%*
LIPPER EQUITY INCOME FUND INDEX               11.78%         16.62%          13.53%*

*        SINCE 10/31/89

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/BARRA Value Index is a widely-recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The Lipper Equity Income Fund Index is an equally weighted index of typically the 30 largest funds that seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                    3.75%            None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                  None             2.00%

*        THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST.
         SEE "PURCHASING FUND SHARES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL FLEX SHARES WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SELLING FUND SHARES."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                    INVESTOR SHARES   FLEX SHARES
--------------------------------------------------- ----------------  -----------
Investment Advisory Fees                                 0.80%           0.80%
Distribution and Service (12b-1) Fees                    0.33%           1.00%
Other Expenses                                           0.15%           0.23%
                                                         -----           -----
Total Annual Fund Operating Expenses                     1.28%           2.03%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES          $500      $766      $1,051      $1,862
FLEX SHARES              $406      $637      $1,093      $2,358



IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
INVESTOR SHARES           $500      $766     $1,051      $1,862
FLEX SHARES               $206      $637     $1,093      $2,358



FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 0.80%, 0.33% AND 1.28%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 0.80%, 0.99% AND 2.02%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisers" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK

EQUITY RISK -- Equity securities include public and privately      ALL FUNDS
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.
Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of fixed income             BALANCED FUND
investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

         CREDIT RISK -- The possibility that an issuer            BALANCED FUND
         will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS-- Investments in         GROWTH AND INCOME FUND
securities of foreign companies or              INTERNATIONAL EQUITY FUND
governments can be more volatile than           INTERNATIONAL EQUITY INDEX FUND
investments in U.S. companies or
governments.  Diplomatic, political, or
economic developments, including
nationalization or appropriation, could
affect investments in foreign countries.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic
U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

TRACKING ERROR RISK
INTERNATIONAL EQUITY INDEX FUND

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operation costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

YEAR 2000 RISK-- The Funds depend on the smooth functioning         ALL FUNDS
of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year
2000 and the year 1900. The Funds have asked their mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their shareholders.

EACH FUND'S OTHER INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Equity Fund also may invest in investment grade fixed income securities and mid- to large cap common stocks that would not ordinarily be consistent with a Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISERS

The Investment Advisers make investment decisions for the Funds and continuously review, supervise and administer each Fund's respective investment program. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in its management activities.

STI Capital Management, N.A., (STI) P.O. Box 3808, Orlando, Florida 32802, serves as the Adviser to the Balanced Fund, Capital Appreciation Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Equity Fund, and Value Income Stock Fund. As of July 1, 1999, STI had approximately $14.5 billion in assets under management. For the fiscal period ended May 31, 1999, STI received advisory fees of:

     BALANCED FUND                           0.86%
     CAPITAL APPRECIATION FUND               1.06%
     INTERNATIONAL EQUITY FUND               1.20%
     MID-CAP EQUITY FUND                     1.04%
     SMALL CAP EQUITY FUND                   1.10%
     VALUE INCOME STOCK FUND                 0.80%

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Core Equity Fund, E-Commerce Opportunity Fund, Growth and Income Fund, International Equity Index Fund, Small Cap Growth Stock Fund, and Tax Sensitive Growth Stock Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco received advisory fees of:

     INTERNATIONAL EQUITY INDEX FUND          0.79%

The Small Cap Growth Stock and Tax Sensitive Growth Stock Funds had not completed a full fiscal year and the Core Equity and E-Commerce Opportunity Funds had not commenced operations as of May 31, 1999.

Prior to May 24, 1999, Crestar Asset Management Company served as the Adviser to the predecessor of the Growth and Income Fund. For the period ended May 31, 1999, Crestar Asset Management Company and/or Trusco received advisory fees of 0.75% for the Growth and Income Fund.

The Advisers may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Anthony R. Gray, Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. Mr. Gray manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed income portion of the Fund. Mr. Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has more than 30 years of investment experience. Mr. West has served as a Managing Director of STI and has worked there since 1985. He has more than 13 years of investment experience. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has more than 20 years of investment experience.

Mr. Anthony Gray has served as Chairman and Chief investment Officer of STI since 1979. He has managed the Capital Appreciation Fund since it began operating in June 1992. He has more than 30 years of investment experience.

Mr. Robert J. Rhodes, CFA, has served as Senior Vice President of Trusco since 1973. He has managed the Core Equity Fund since it began operating in October 1999. He has more than 26 years of investment experience.

Mr. Alan S. Kelley has served as a portfolio manager of Trusco since 1999. He has managed the E-Commerce Opportunity Fund since it began operating in October 1999. Prior to joining Trusco, Mr. Kelley served as a portfolio manager with SunTrust Bank, Atlanta from 1995 to 1999. Prior to 1995, he was a portfolio manager of Urban Equities, LLC. He has more than 5 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as lead portfolio manager of the Growth and Income Fund since it began operating in September 1992. Since 1992, he has served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999. Mr. Markunas has more than 17 years of investment experience.

Mr. Ned Dau has served as Managing Director of STI since 1997. He has managed the International Equity Fund since May 1997. Prior to joining STI Capital Management, N.A., Mr. Dau served as senior international equity analyst for American Express Financial Advisers from 1996 to 1997 and as an international portfolio manager for the Principal Financial Group from 1992 to 1995. He has more than 8 years of investment experience.

The International Equity Index Fund is managed by Mr. Chad Deakins and co-managed by Mr. Robert J. Rhodes. Mr. Deakins has served as a portfolio manager at Trusco since February 1999 and as a portfolio assistant since 1996. He has managed the International Equity Index Fund since February 1999. Prior to joining Trusco, Mr. Deakins worked at SunTrust Banks or an affiliate. He has more than 4 years of investment experience. He has co-managed the

International Equity Index Fund since it began operating in June 1994. He has more than 26 years of investment experience.

Mr. John Hamlin has served as portfolio manager of STI since March 1999. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining STI, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Counsel, Inc. from 1992 to 1999. He has more than 10 years of investment experience.

Mr. Brett Barner, CFA, has served as a Managing Director of STI since 1994. He has managed the Small Cap Equity Fund since it began operating in January 1997. He has more than 15 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the Small Cap Growth Stock Fund since it began operating in October 1998. Prior to joining Trusco, Mr. Garfinkel served as a portfolio manager with SunTrust Bank. He has more than 10 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, served as Portfolio Manager of Trusco since August 1998. He has managed the Tax Sensitive Growth Stock Fund since it began operating in December 1998. Prior to joining Trusco, Mr. Mote served as a portfolio manager with SunTrust Banks. He has more than 13 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick has served as a Managing Director of STI since 1994. He has managed the Value Income Stock Fund since April 1995. He has more than 15 years of investment experience. Mr. Lewis has served as a portfolio manager of STI since 1993. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 7 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Investor Shares and Flex Shares of the Funds.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

   -   Mail
   -   Telephone (1-800-874-4770)
   -   Wire
   -   Automated Clearing House (ACH)

You may also buy shares through Investment Consultants of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place trades in Funds shares for their customers. Please contact your financial institution directly and follow its procedures for Fund Share transactions. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS                                                  DOLLAR AMOUNT
Investor Shares                                           $2,000
Flex Shares                                 $5,000 ($2,000 for retirement plans)


Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES

FRONT-END SALES CHARGES -- INVESTOR SHARES

The offering price of Investor Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                  YOUR SALES CHARGE AS             YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                  A PERCENTAGE OF OFFERING PRICE   PERCENTAGE OF YOUR NET INVESTMENT
-----------------------------------   --------------------------------   -----------------------------------
LESS THAN $100,000                                   3.75%                             3.90%
$100,000 BUT LESS THAN $250,000                      3.25%                             3.36%
$250,000 BUT LESS THAN $1,000,000                    2.50%                             2.56%
$1,000,000 AND OVER                                  1.50%                             1.52%


WAIVER OF FRONT-END SALES CHARGE -- INVESTOR SHARES

The front-end sales charge will be waived on Investor Shares purchased:
  -   through reinvestment of dividends and distributions;
  -   through a SunTrust Securities, Inc. asset allocation account;
  -   by persons repurchasing shares they redeemed within the last 60 days
      (see Repurchase of Investor Shares);
  - by employees, and members of their immediate family, of SunTrust and its affiliates;
  - by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust;
  - by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
  - through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF INVESTOR SHARES

You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Investor Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Funds must receive your purchase order within 60 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- INVESTOR SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. The Funds will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account,
(iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Funds will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask the Funds for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of Investor Shares sold subject to a sales charge. As a result, shares of the Investor Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons:
  -  make certain withdrawals from a retirement plan (not including IRAs);
  -  because of death or disability; or
  -  for certain payments under the Systematic Withdrawal Plan
     (which is discussed later).

OFFERING PRICE OF FUND SHARES

The offering price of Investor Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Flex Shares, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:

CLASS                                                            DOLLAR AMOUNT
Investor Shares                                                      $2,000
Flex Shares                                                          $5,000

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 dAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receives your exchange request.

INVESTOR SHARES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

For Investor Shares

BALANCED FUND                           0.28%
CAPITAL APPRECIATION FUND               0.68%
CORE EQUITY FUND                        0.45%
E-COMMERCE OPPORTUNITY FUND             0.55%
GROWTH AND INCOME FUND                  0.25%
INTERNATIONAL EQUITY FUND               0.33%
INTERNATIONAL EQUITY INDEX FUND         0.33%
MID-CAP EQUITY FUND                     0.43%
VALUE INCOME STOCK FUND                 0.33%

For Flex Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY                                            ANNUALLY
---------                                            --------
BALANCED FUND                                        INTERNATIONAL EQUITY FUND
CAPITAL APPRECIATION FUND                            INTERNATIONAL EQUITY INDEX FUND
CORE EQUITY FUND
E-COMMERCE OPPORTUNITY FUND
GROWTH AND INCOME FUND
MID-CAP EQUITY FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX aDVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. Each Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Investor Shares and Flex Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information for each Fund except the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Arthur Andersen LLP, independent public accountants. The financial highlights for the Growth and Income Fund for the periods ended prior to May 31, 1999 have been audited by Deloitte & Touche LLP, independent public accountants. The reports of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4770.

FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                     NET ASSET                    NET REALIZED AND    DISTRIBUTIONS
                     VALUE        NET             UNREALIZED GAINS    FROM NET         DISTRIBUTIONS     NET ASSET
                     BEGINNING    INVESTMENT      (LOSSES)            INVESTMENT       FROM REALIZED     VALUE END     TOTAL
                     OF PERIOD    INCOME (LOSS)   ON INVESTMENTS      INCOME           CAPITAL GAINS     OF PERIOS     RETURN(+)
--------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
INVESTOR SHARES
1999                  $13.14        $ 0.24           $ 1.10            $(0.24)           $(0.92)         $13.32        10.70%
1998                   11.99          0.28             2.19             (0.29)            (1.03)          13.14        21.72
1997                   11.60          0.29             1.48             (0.29)            (1.09)          11.99        16.27
1996                   10.30          0.30             1.41             (0.30)            (0.11)          11.60        16.88
1995                    9.79          0.28             0.51             (0.28)               --           10.30         8.29

FLEX SHARES
1999                  $13.02        $ 0.16           $ 1.07            $(0.16)           $(0.92)         $13.17         9.84%
1998                   11.90          0.20             2.16             (0.21)            (1.03)          13.02        20.85
1997                   11.53          0.22             1.45             (0.21)            (1.09)          11.90        15.40
1996(1)                10.36          0.24             1.29             (0.25)            (0.11)          11.53        15.58

CAPITAL APPRECIATION FUND
INVESTOR SHARES
1999                  $16.43        $(0.05)          $ 2.70            $   --            $(2.55)         $16.53        17.20%
1998                   15.06         (0.01)            3.95                --             (2.57)          16.43        28.71
1997                   14.89          0.03             3.10             (0.02)            (2.94)          15.06        23.74
1996                   12.17          0.03             3.32             (0.04)            (0.59)          14.89        28.18
1995                   11.98          0.09             0.57             (0.07)            (0.40)          12.17         5.93

FLEX SHARES
1999                  $16.22        $(0.09)          $ 2.60            $   --            $(2.55)         $16.18        16.50%
1998                   14.96         (0.04)            3.87                --             (2.57)          16.22        28.12
1997                   14.84         (0.01)            3.07                --             (2.94)          14.96        23.24
1996(2)                12.20          0.02             3.26             (0.05)            (0.59)          14.84        27.48

INVESTOR SHARES
1999(3)               $15.21        $ 0.04           $ 1.99            $(0.05)           $(1.00)         $16.21       $14.31

FOR THE YEARS ENDED NOVEMBER 30:
1998                   16.64          0.10             1.66             (0.10)            (3.09)          15.21        13.69%
1997                   13.47          0.13             3.25             (0.14)            (0.07)          16.64        25.42
1996                   11.66          0.17             2.39             (0.16)            (0.59)          13.47        22.63
1995                   10.78          0.25             2.62             (0.26)            (1.73)          11.66        28.71
1994                   11.42          0.18            (0.22)            (0.18)            (0.42)          10.78        (0.45)

FLEX SHARES
1999(3)               $15.14        $(0.01)          $ 1.97            $   --            $(1.00)         $16.10        13.85%

FOR THE YEARS ENDED NOVEMBER 30:
1998                   16.59         (0.01)            1.64                --             (3.08)          15.14        12.78%
1997                   13.44          0.04             3.23             (0.05)            (0.07)          16.59        24.63
1996                   11.64          0.09             2.38             (0.08)            (0.59)          13.44        21.81
1995(4)                11.11          0.12             1.62             (0.14)            (1.07)          11.64        15.78

INTERNATIONAL EQUITY FUND
INVESTOR SHARES
1999                  $14.92        $(0.09)          $(1.10)           $   --            $(0.84)         $12.89        (7.82%)
1998                   13.58          0.02             2.64                --             (1.32)          14.92        21.39
1997                   11.38         (0.01)            2.56                --             (0.35)          13.58        22.85
1996(3)                10.44          0.04             0.90                --              --             11.38         9.00

FLEX SHARES
1999                  $14.68        $(0.29)          $(0.97)           $   --            $(0.84)         $12.58        (8.48%)
1998                   13.47          0.07             2.46                --             (1.32)          14.68        20.54
1997                   11.37         (0.04)            2.49                --             (0.35)          13.47        21.98
1996(3)                10.44          0.02             0.91                --                --           11.37         8.91



                                                                                                 RATIO OF
                                                                          RATIO OF               NET INVESTMENT
                                     RATIO OF       RATIO OF              EXPENSES TO            INCOME (LOSS) TO
                     NET ASSETS      EXPENSES TO    NET INVESTMENT        AVERAGE NET ASSETS     AVERAGE NET ASSETS     PORTFOLIO
                     END OF          AVERAGE NET    INCOME (LOSS) TO      (EXCLUDING WAIVERS     (EXCLUDING WAIVERS     TURNOVER
                     PERIOD (000)    ASSETS         AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)    RATE
---------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
INVESTOR SHARES
1999                 $ 14,962         1.27%            1.89%                    1.43%                    1.73%             179%
1998                    8,313         1.26             2.21                     1.59                     1.88              154
1997                    6,012         1.25             2.58                     1.64                     2.19              197
1996                    4,896         1.25             2.70                     1.89                     2.06              155
1995                    3,765         1.25             3.17                     1.80                     2.62              157

FLEX SHARES
1999                 $ 73,526         2.03%            1.13%                    2.15%                    1.01%             179%
1998                   27,625         2.02             1.41                     2.23                     1.20              154
1997                    6,067         2.01             1.84                     2.45                     1.40              197
1996(1)                 3,131         2.00             1.85                     2.97                     0.88              155

CAPITAL APPRECIATION
INVESTOR SHARES
1999                 $311,120        1.82%            (0.30%)                   1.96%                   (0.44%)            147%
1998                  271,044        1.81             (0.03)                    2.01                    (0.23)             194
1997                  218,660        1.80              0.19                     2.02                    (0.03)             141
1996                  191,078        1.80              0.24                     2.08                    (0.04)             156
1995                  160,875        1.80              0.73                     2.10                     0.43              128

FLEX SHARES
1999                 $162,100        2.29%            (0.86%)                   2.38%                   (0.95%)            147%
1998                  106,670        2.26             (0.46)                    2.37                    (0.57)             194
1997                   36,753        2.27             (0.29)                    2.43                    (0.45)             141
1996(2)                10,969        2.27             (0.29)                    2.68                    (0.70)             156

INVESTOR SHARES
1999(3)              $36,958        $1.08%            $0.54%                    1.17%                    0.45%              31%

FOR THE YEARS ENDED NOVEMBER 30:
1998                  34,434         1.03%             0.63%                    1.18                     0.48               71%
1997                  28,112         1.03              0.89                     1.18                     0.74              100
1996                  17,997         1.03              1.35                     1.18                     1.20               82
1995                  12,633         1.03              2.14                     1.18                     1.99              175
1994                   8,115         1.02              1.81                     1.04                     1.79              116

FLEX SHARES
1999(3)              $35,163         1.83%            (0.21%)                   1.97%                   (0.35%)             31%

FOR THE YEARS ENDED NOVEMBER 30:
1998                  25,656         1.78             (0.13%)                   2.05                    (0.38%)             71
1997                  18,269         1.73              0.15                     2.09                    (0.20)             100
1996                   5,131         1.68              0.71                     2.03                     0.36               82
1995(4)                2,086         1.68              1.13                     2.03                     0.78              175

INTERNATIONAL EQUITY FUND
INVESTOR SHARES
1999                 $ 14,145        1.83%             0.30%                    1.93%                    0.20%             161%
1998                   17,383        1.82              0.24                     1.91                     0.15              108
1997                   10,674        1.81              0.18                     2.05                    (0.06)             139
1996(3)                 3,448        1.81              1.73                     3.14                     0.40              113

FLEX SHARES
1999                 $ 17,103        2.53%            (0.40%)                   2.82%                   (0.69%)            161%
1998                   21,164        2.52             (0.46)                    2.58                    (0.52)             108
1997                    8,375        2.51             (0.27)                    3.03                    (0.79)             139
1996(3)                   953        2.51              1.08                     5.86                    (2.27)             113

+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
    TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.
(1) COMMENCED OPERATIONS ON JUNE 14, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON JUNE 1, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON JANUARY 2, 1996. ALL RATIOS FOR THE
    PERIOD HAVE BEEN ANNUALIZED.

FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                     NET ASSET                    NET REALIZED AND    DISTRIBUTIONS
                     VALUE        NET             UNREALIZED GAINS    FROM NET         DISTRIBUTIONS     NET ASSET
                     BEGINNING    INVESTMENT      (LOSSES)            INVESTMENT       FROM REALIZED     VALUE END     TOTAL
                     OF PERIOD    INCOME (LOSS)   ON INVESTMENTS      INCOME           CAPITAL GAINS     OF PERIOS     RETURN(+)
---------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY INDEX FUND
INVESTOR SHARES
1999                 $13.20         $(0.11)          $ 0.98            $(0.18)            $(2.19)          $11.70       7.33%
1998                  11.26           0.16             2.53             (0.07)             (0.68)           13.20      25.25
1997                  10.88           0.03             0.72             (0.07)             (0.30)           11.26       7.12
1996                  10.20           0.05             0.85             (0.13)             (0.09)           10.88       8.90
1995(3)               10.00           0.05             0.17             (0.01)             (0.01)           10.20       2.18
FLEX SHARES
1999                 $13.17         $(0.15)          $ 0.94            $(0.04)            $(2.19)          $11.73       6.68%
1998                  11.24           0.17             2.44                --              (0.68)           13.17      24.50
1997                  10.87          (0.05)            0.72                --              (0.30)           11.24       6.41
1996(4)               10.24             --             0.82             (0.10)             (0.09)           10.87       8.32

MID-CAP EQUITY FUND
INVESTOR SHARES
1999                 $13.67         $(0.06)          $ 0.08            $   --            $ (1.19)          $12.50       1.17%
1998                  13.17          (0.03)            2.49                --              (1.96)           13.67       20.56
1997                  12.74          (0.03)            1.69             (0.01)             (1.22)           13.17       13.76
1996                  10.99           0.03             2.62             (0.03)             (0.87)           12.74       24.93
1995                   9.84           0.03             1.15             (0.03)                --            10.99       11.96
FLEX SHARES
1999                 $13.42         $(0.14)          $ 0.08            $   --            $ (1.19)          $12.17        0.56%
1998                  13.04          (0.04)            2.38                --              (1.96)           13.42       19.80
1997                  12.69          (0.07)            1.64                --              (1.22)           13.04       13.06
1996(5)               11.13             --             2.45             (0.02)             (0.87)           12.69       23.00

SMALL CAP EQUITY FUND
FLEX SHARES
1999                 $12.80         $ 0.01          $ (2.53)           $(0.02)            $(0.61)          $ 9.65      (19.52%)
1998(6)               11.28           0.03             2.17             (0.06)             (0.62)           12.80       22.29

SMALL CAP GROWTH STOCK FUND
FLEX SHARES
1999(7)              $10.00         $(0.19)          $ 4.67            $   --             $(0.02)          $14.46       44.78%





                                                                                                 RATIO OF
                                                                          RATIO OF               NET INVESTMENT
                                     RATIO OF       RATIO OF              EXPENSES TO            INCOME (LOSS) TO
                     NET ASSETS      EXPENSES TO    NET INVESTMENT        AVERAGE NET ASSETS     AVERAGE NET ASSETS     PORTFOLIO
                     END OF          AVERAGE NET    INCOME (LOSS) TO      (EXCLUDING WAIVERS     (EXCLUDING WAIVERS     TURNOVER
                     PERIOD (000)    ASSETS         AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)    RATE
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
INVESTOR SHARES
1999                 $ 4,909            1.47%              0.25%                   1.71%              0.01%             32%
1998                   7,141            1.46               0.50                    1.84               0.12               1
1997                   5,592            1.45               0.28                    1.88              (0.15)              2
1996                   5,597            1.45               0.48                    2.06              (0.13)             30
1995(3)                3,960            1.45               0.67                    2.44              (0.32)             10
FLEX SHARES
1999                 $ 1,465            2.12%             (0.30%)                  2.92%             (1.10%)            32%
1998                   1,469            2.11              (0.03)                   3.52              (1.44)              1
1997                     900            2.10              (0.39)                   3.69              (1.98)              2
1996(4)                  917            2.10              (0.24)                   4.14              (2.28)             30

MID-CAP EQUITY FUND
INVESTOR SHARES
1999                 $19,230            1.62%             (0.90%)                 1.76%              (1.04%)            76%
1998                  24,930            1.61              (0.75)                  1.84               (0.98)            129
1997                  20,245            1.60              (0.21)                  1.85               (0.46)            152
1996                  17,971            1.60               0.25                   1.96               (0.11)            116
1995                   7,345            1.60               0.43                   2.27               (0.24)             66

FLEX SHARES
1999                 $15,804            2.22%             (1.52%)                 2.48%              (1.78%)            76%
1998                  19,042            2.21              (1.37)                  2.47               (1.63)            129
1997                  10,120            2.20              (0.85)                  2.58               (1.23)            152
1996(5)                5,029            2.20              (0.37)                  3.04               (1.21)            116

SMALL CAP EQUITY FUND
FLEX SHARES
1999                 $19,465            2.27%              0.21%                  2.55%              (0.07%)            63%
1998(6)               40,613            2.06               0.01                   2.35               (0.28)             55

SMALL CAP GROWTH STOCK FUND
FLEX SHARES
1999(7)              $ 6,158            2.25%             (1.50%)                 3.19%              (2.44%)            75%

 +   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
     TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.
(3)  COMMENCED OPERATIONS ON JANUARY 2, 1996.
     ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON JUNE 8, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) COMMENCED OPERATIONS ON JUNE 5, 1995. ALL RATIOS FOR THE PERIOD HAVE
    BEEN ANNUALIZED.
(6) COMMENCED OPERATIONS ON JUNE 5, 1997. ALL RATIOS FOR THE PERIOD HAVE
    BEEN ANNUALIZED.
(7) COMMENCED OPERATIONS ON OCTOBER 8, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                     NET ASSET                    NET REALIZED AND    DISTRIBUTIONS
                     VALUE        NET             UNREALIZED GAINS    FROM NET         DISTRIBUTIONS     NET ASSET
                     BEGINNING    INVESTMENT      (LOSSES)            INVESTMENT       FROM REALIZED     VALUE END     TOTAL
                     OF PERIOD    INCOME (LOSS)   ON INVESTMENTS      INCOME           CAPITAL GAINS     OF PERIOS     RETURN+
------------------------------------------------------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
FLEX SHARES
1999(9)               $25.52        $(0.04)          $ 4.37           $   --            $   --           $29.85       16.97%

VALUE INCOME STOCK FUND
INVESTOR SHARES
1999                  $13.87        $ 0.19           $ 1.02           $(0.20)           $(2.07)          $12.81        10.71%
1998                   13.68          0.20             2.62            (0.21)            (2.42)           13.87        22.71
1997                   13.13          0.25             2.32            (0.26)            (1.76)           13.68        21.69
1996                   11.58          0.30             2.71            (0.30)            (1.16)           13.13        27.39
1995                   10.52          0.28             1.56            (0.27)            (0.51)           11.58        18.71

FLEX SHARES
1999                  $13.75        $ 0.10           $ 1.01           $(0.11)           $(2.07)          $12.68         9.91%
1998                   13.61          0.12             2.57            (0.13)            (2.42)           13.75        21.76
1997                   13.08          0.18             2.29            (0.18)            (1.76)           13.61        20.91
1996(10)               11.59          0.26             2.65            (0.26)            (1.16)           13.08        26.52





                                                                                                 RATIO OF
                                                                          RATIO OF               NET INVESTMENT
                                     RATIO OF       RATIO OF              EXPENSES TO            INCOME (LOSS) TO
                     NET ASSETS      EXPENSES TO    NET INVESTMENT        AVERAGE NET ASSETS     AVERAGE NET ASSETS     PORTFOLIO
                     END OF          AVERAGE NET    INCOME (LOSS) TO      (EXCLUDING WAIVERS     (EXCLUDING WAIVERS     TURNOVER
                     PERIOD (000)    ASSETS         AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)    RATE
---------------------------------------------------------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
FLEX SHARES
1999(9)             $  75,875           2.25%            (0.80%)                2.48%                 (1.03%)             18%

VALUE INCOME STOCK
INVESTOR SHARES
1999                $ 194,312           1.28%             1.55%                 1.28%                  1.55%              69%
1998                  210,591           1.27              1.47                  1.27                   1.47               99
1997                  165,999           1.30              2.01                  1.31                   2.00              105
1996                  130,597           1.30              2.47                  1.37                   2.40              134
1995                   92,256           1.30              2.80                  1.41                   2.69              126
FLEX SHARES
1999                $ 167,000           2.02%             0.81%                 2.03%                  0.80%              69%
1998                  180,530           2.01              0.78                  2.01                   0.78               99
1997                   73,466           2.00              1.33                  2.03                   1.30              105
1996(10)               26,298           2.00              1.72                  2.15                   1.57              134

 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.
(8)  COMMENCED OPERATIONS ON JUNE 5, 1995.  ALL RATIOS FOR THE PERIOD
     HAVE BEEN ANNUALIZED.
(9) COMMENCED OPERATIONS ON DECEMBER 15, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(10) COMMENCED OPERATIONS ON JUNE 1, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

                                                 STI CLASSIC FUNDS

INVESTMENT ADVISERS

STI Capital Management, N.A.
P.O. Box 3808
Orlando, FL 32802

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                          STI CLASSIC FUNDS-EQUITY FUNDS

                                  TRUST SHARES

                                   PROSPECTUS

                                 OCTOBER 1, 1999

                                  BALANCED FUND
                            FOR PARTICIPANTS OF THE
                             DEKALB COUNTY, GEORGIA
                               BOARD OF EDUCATION
                           TAX SHELTERED ANNUITY PLAN

                         INVESTMENT ADVISER TO THE FUND
                          STI CAPITAL MANAGEMENT, N.A.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Balanced Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                  PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
         PERFORMANCE INFORMATION AND EXPENSES.....................  2
     MORE INFORMATION ABOUT RISK..................................  4
     THE FUND'S OTHER INVESTMENTS.................................  4
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGER.................  5
     PURCHASING AND SELLING FUND SHARES...........................  5
     DIVIDENDS AND DISTRIBUTIONS..................................  5
     TAXES........................................................  7
     FINANCIAL HIGHLIGHTS.........................................  7
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS........................................ 14

[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risks and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

BALANCED FUND

FUND SUMMARY

INVESTMENT GOAL                          Capital appreciation and current income

INVESTMENT FOCUS
  PRIMARY                                U.S. common stocks
  SECONDARY                              Bonds

SHARE PRICE VOLATILITY                   Moderate

PRINCIPAL INVESTMENT STRATEGY            Attempts to identify companies with a history of
                                         earnings growth and bonds with minimal risk

INVESTOR PROFILE                         Investors who want income from their investment, as well
                                         as an increase in its value


INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds.
In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*

                               1995                         25.51%
                               1996                         12.13%
                               1997                         21.14%
                               1998                         19.55%

                            BEST QUARTER                WORST QUARTER
                              12.57%                       -5.70%
                             (12/31/98)                   (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 5.39%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX AND THE S&P 500 INDEX.

TRUST SHARES                                             1 YEAR      SINCE INCEPTION
-------------------------------------------------------------------------------------
Balanced Fund                                            19.55%          14.30%*
Lehman Government/Corporate Bond Index                    9.47%           7.11%**
S&P 500 Index                                            28.60%          23.66%**

*        SINCE 1/3/94
**       SINCE 1/31/94

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                  TRUST SHARES
-----------------------------------------------------------------------------------
Investment Advisory Fees                                              0.95%
Other Expenses                                                        0.11%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.06%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR           3 YEARS           5 YEARS             10 YEARS
             $108            $337              $585                $1,294

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 0.86% AND 0.97%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

         CREDIT RISK -- The possibility that an issuer will be unable to make timely payments of either principal or interest.

YEAR 2000 RISK -- The Fund depends on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked their mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Fund. While such assurances have been received, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.


THE FUND'S OTHER INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

STI Capital Management, N.A. (STI), P.O. Box 3808, Orlando, Florida 32802, serves as the Adviser to the Balanced Fund. As of July 1, 1999, STI had approximately $14.5 billion in assets under management. For the fiscal period ended May 31, 1999, STI received advisory fees of:

     BALANCED FUND                                          0.86%

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

The Balanced Fund is co-managed by Mr. Anthony R. Gray, Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA. Mr. Gray manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed income portion of the Fund. Mr. Gray has served as Chairman and Chief Investment Officer of STI since 1979. He has more than 30 years of investment experience. Mr. West has served as a Managing Director of STI and has worked there since 1985. He has more than 13 years of investment experience. Mr. Denney is a Managing Director of STI and has worked there since 1983. He has more than 20 years of investment experience.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for the Fund, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

The Balanced Fund distributes its income quarterly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information for the Fund has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4700.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                  NET ASSET                  NET REALIZED AND   DISTRIBUTIONS
                  VALUE       NET            UNREALIZED GAINS   FROM NET        DISTRIBUTION    NET ASSET
                  BEGINNING   INVESTMENT     (LOSSES)           INVESTMENT      FROM REALIZED   VALUE END     TOTAL
                  OF PERIOD   INCOME (LOSS)  ON INVESTMENTS     INCOME          GAINS CAPITAL   OF PERIOD     RETURN+
---------------------------------------------------------------------------------------------------------------------
BALANCED FUND
TRUST SHARES
1999               $13.09        $ 0.28           $ 1.09           $(0.28)         $(0.92)       $13.26      10.98%
1998                11.94          0.31             2.19            (0.32)          (1.03)        13.09      22.15
1997                11.55          0.33             1.47            (0.32)          (1.09)        11.94      16.66
1996                10.26          0.33             1.41            (0.34)          (0.11)        11.55      17.26
1995                 9.76          0.33             0.49            (0.32)             --         10.26       8.72



                                                                                      RATIO OF
                                                                RATIO OF              NET INVESTMENT
                             RATIO OF      RATIO OF             EXPENSES TO           INCOME (LOSS) TO
               NET ASSETS    EXPENSES TO   NET INVESTMENT       AVERAGE NET ASSETS    AVERAGE NET ASSETS      PORTFOLIO
               END OF        AVERAGE NET   INCOME (LOSS) TO     (EXCLUDING WAIVERS    (EXCLUDING WAIVERS      TURNOVER
               PERIOD (000)  ASSETS        AVERAGE NET ASSETS   AND REIMBURSEMENTS)   AND REIMBURSEMENTS)     RATE
-----------------------------------------------------------------------------------------------------------------------
BALANCED FUND
TRUST SHARES
1999             $ 251,752       0.97%             2.19%                1.06%                 2.10%            179%
1998               188,465       0.96              2.51                 1.08                  2.39             154
1997               151,358       0.95              2.89                 1.08                  2.76             197
1996               111,638       0.95              3.00                 1.09                  2.86             155
1995                89,051       0.95              3.44                 1.11                  3.28             157


+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. TOTAL
  RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS.

                                 STI CLASSIC FUNDS

INVESTMENT ADVISER

STI Capital Management, N.A.
P.O. Box 3808
Orlando, FL 32802

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Fund's Investment Company Act registration number is 811-06557.

                                   PROSPECTUS

                       STI CLASSIC FUNDS - EQUITY FUNDS

                                  TRUST SHARES

                          EMERGING MARKETS EQUITY FUND
                               SUNBELT EQUITY FUND

                                 OCTOBER 1, 1999

                               INVESTMENT ADVISERS
                          STI CAPITAL MANAGEMENT, N.A.
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                (the "Advisers")

                     THE SECURITIES AND EXCHANGE COMMISSION
                      HAS NOT APPROVED OR DISAPPROVED THESE
                          SECURITIES OR PASSED UPON THE
                          ADEQUACY OF THIS PROSPECTUS.
                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Emerging Markets Equity Fund and Sunbelt Equity Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                  PAGE
     EMERGING MARKETS EQUITY FUND.................................  2
     SUNBELT EQUITY FUND..........................................  4
     MORE INFORMATION ABOUT RISK..................................  6
     EACH FUND'S OTHER INVESTMENTS................................  7
     THE INVESTMENT ADVISERS AND PORTFOLIO MANAGERS...............  7
     PURCHASING AND SELLING FUND SHARES...........................  8
     DIVIDENDS AND DISTRIBUTIONS..................................  9
     TAXES........................................................  9
     FINANCIAL HIGHLIGHTS......................................... 10
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS........................................Back Cover


[INSERT ICONS HERE]

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Board of Trustees approved, subject to shareholder approval, the reorganization of (1) the Sunbelt Equity Fund with and into the Small Cap Growth Stock Fund and (2) the Emerging Markets Equity Fund with and into the International Equity Fund. A shareholders meeting will be called for December and proxy materials will be sent to all Sunbelt Equity Fund and Emerging Markets Equity Fund shareholders prior to that meeting. If approved by shareholders, each of the foregoing reorganizations would be put into effect in early December 1999, or shortly thereafter.

EMERGING MARKETS EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                      Long-term capital appreciation

INVESTMENT FOCUS                     Undervalued foreign common stocks

SHARE PRICE VOLATILITY               Very high

PRINCIPAL INVESTMENT STRATEGY        Focus on individual stocks and companies in
                                     an attempt to identify attractively priced investments

INVESTOR PROFILE                     Aggressive long-term investors who are
                                     willing to accept the volatility of
                                     emerging markets for the possibility of
                                     higher returns


INVESTMENT STRATEGY


The Emerging Markets Equity Fund invests primarily in common stocks and other equity securities of foreign issuers located in emerging market countries. An emerging market country is a country that the World Bank or the United Nations considers to be emerging or developing. The Adviser's "bottom-up" strategy focuses on individual stocks and companies. Through research, the Adviser attempts to identify investments that it feels are attractively priced relative to the current market.


 WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

PERFORMANCE INFORMATION

The bar chart and the performance table on the following table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 31, 1997, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*



                       1997                         -3.43%
                       1998                        -18.19%

                      BEST QUARTER                WORST QUARTER
                         13.07%                      -22.82%
                       (12/31/98)                   (9/30/98)

     * THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS 26.92%.

     THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX.


TRUST SHARES                          1 YEAR                    SINCE INCEPTION
--------------------------------------------------------------------------------
Emerging Markets Equity Fund          -18.19%                        -3.71%*
MSCI Emerging Markets Free Index      -25.33%                       -14.07%*


*    SINCE 3/31/96

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley Capital International Emerging Markets Free Index is a widely-recognized index of 500 stocks from approximately 17 different emerging market countries.

FUND FEES AND EXPENSES

This table describes the fund's fees and expenses that you may pay if you buy and hold fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                                  TRUST SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                              1.30%
Other Expenses                                                        0.31%
                                                                      -----
Total Annual Fund Operating Expenses                                  1.61%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
             $164                          $508                         $876                        $1,911



FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.26% AND 1.57%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

SUNBELT EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation

INVESTMENT FOCUS                          Southern U.S. common stocks

SHARE PRICE VOLATILITY                    High

PRINCIPAL INVESTMENT STRATEGY             Attempts to identify companies with
                                          positive earnings trends

INVESTOR PROFILE                          Aggressive investors with long-term
                                          investment goals who are willing to
                                          accept higher volatility for the
                                          possibility of higher returns


INVESTMENT STRATEGY


The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S. These companies are headquartered and/or conduct a substantial portion of their business in the southern region of the U.S., which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. The Adviser's investment strategy is based on the belief that a portfolio of companies in this region with positive earnings trends will generate above-average returns over time. This focus on favorable earnings characteristics is the cornerstone of the Adviser's philosophy. The Adviser does not consider current income in selecting investments for the Fund.


 WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Because the Fund focuses its investments in southern companies, economic conditions in or, government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1994, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Trust Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S TRUST SHARES FROM YEAR TO YEAR.*


                                   1989                         25.72%
                                   1990                         -4.38%
                                   1991                         49.78%
                                   1992                         18.80%
                                   1994                         22.70%
                                   1993                         -4.69%
                                   1995                         24.39%
                                   1996                         18.42%
                                   1997                         21.34%
                                   1998                        -10.25%
                                  BEST QUARTER                WORST QUARTER
                                     21.62%                      -23.44%
                                   (3/31/91)                    (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.28%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE FRANK RUSSELL 2000 GROWTH INDEX AND THE S&P SMALLCAP 600 INDEX.


TRUST SHARES                      1 YEAR    5 YEARS    10 YEARS  SINCE INCEPTION
------------------------------------------------------------------------------
Sunbelt Equity Fund              -10.25%      8.86%      14.91%        14.64%*
Frank Russell 2000 Growth Index    1.23%     10.22%      11.54%**        N/A
S&P SmallCap 600 Index            -1.29%     13.21%      13.19%**        N/A

*        SINCE 11/30/80
**       SINCE 12/31/88

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the largest U.S.

companies with higher growth rates and price-to-book ratios. The S&P SmallCap 600 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.

FUND FEES AND EXPENSES

This table describes the fund's fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                     TRUST SHARES
----------------------------------------------------------------------
Investment Advisory Fees                                 1.15%
Other Expenses                                           0.15%
                                                         -----
Total Annual Fund Operating Expenses                     1.30%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR             3 YEARS             5 YEARS          10 YEARS
             $132               $412                $713             $1,568


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser is voluntarily waiving a portion of its fees. ACTUAL INVESTMENT ADVISORY FEES AND TOTAL OPERATING EXPENSES ARE 1.02% AND 1.17%, RESPECTIVELY. The Adviser could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisers."

MORE INFORMATION ABOUT RISK


EQUITY RISK (BOTH FUNDS) -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.



FOREIGN SECURITY RISKS (EMERGING MARKETS EQUITY FUND)
-- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.
In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S.
companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

REGIONAL RISK (SUNBELT EQUITY FUND) -- To the extent that the Fund' investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

YEAR 2000 RISK (BOTH FUNDS) -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year
2000 and the year 1900. The Funds have asked their mission critical service providers whether they expect to have their computer systems adjusted for the year
2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While such assurances have been received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their shareholders.

EACH FUND'S OTHER INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISERS


The Investment Advisers make investment decisions for the Funds and continuously review, supervise and administer each Fund's respective investment program. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in its management activities.

STI Capital Management, N.A., (STI) P.O. Box 3808, Orlando, Florida 32802, serves as the Adviser to the Emerging Markets Equity Fund. As of July 1, 1999, STI had approximately $14.5 billion assets under management. For the fiscal period ended May 31, 1999, STI received advisory fees of:

     EMERGING MARKETS EQUITY FUND                               1.26%

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Sunbelt Equity Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco received advisory fees of:

     SUNBELT EQUITY FUND                                        1.02%

The Advisers may use their affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Ned Dau has served as Managing Director of STI since 1997. He has managed the Emerging Markets Equity Fund since May 1997. He has more than 8 years of investment experience. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisers from 1996 to 1997 and as an international portfolio manager for the Principal Financial Group from 1992 to 1995.

Mr. James Foster has served as Vice President of Trusco since 1989. He has managed the Sunbelt Equity Fund since it began operating in January 1994. He has more than 27 years of investment experience.

PURCHASING AND SELLING FUND HARES

This section tells you how to buy and sell (sometimes called "redeem") Trust Shares of the Funds.

HOW TO PURCHASE FUND SHARES


The Funds offer Trust Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase Trust Shares through accounts made with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Trust Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally the Funds must receive your purchase order before 4:00 p.m. Eastern time.

FOR CUSTOMERS OF SUNTRUST, ITS AFFILIATES, AND OTHER FINANCIAL INSTITUTIONS

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of Trust Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

The Emerging Markets Equity Fund distributes its income annually and the Sunbelt Equity Fund distributes its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE IS A TAXABLE EVENT.

The Emerging Markets Equity Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Trust Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The information for the Funds has been audited by Arthur Andersen LLP, independent public accountants. The report of Arthur Andersen LLP, along with each Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4770.

FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

               NET ASSET   NET          NET REALIZED AND   DISTRIBUTIONS
               VALUE       INVESTMENT   UNREALIZED GAINS   FROM NET        DISTRIBUTIONS   NET ASSET
               BEGINNING   INCOME       (LOSSES)           INVESTMENT      FROM REALIZED   VALUE END   TOTAL
               PERIOD      (LOSS)       ON INVESTMENTS     INCOME          CAPITAL GAINS   OF PERIOD   RETURN+
------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
TRUST SHARES
1999            $ 8.87      $ 0.14          $(0.72)         $(0.17)            $   --       $ 8.12      (6.22%)
1998             10.79        0.16           (1.86)          (0.08)             (0.14)        8.87      (15.74)
1997(1)          10.00        0.04            0.75              --                 --        10.79        7.90

SUNBELT EQUITY FUND
TRUST SHARES
1999            $15.12      $(0.28)         $(2.84)         $   --             $(0.91)      $11.09     (20.46%)
1998             13.28        0.01            3.03              --              (1.20)       15.12       23.86
1997             14.11       (0.09)           0.25              --              (0.99)       13.28        1.48
1996             10.03       (0.04)           4.32              --              (0.20)       14.11       43.19
1995              9.70       (0.01)           0.38              --              (0.04)       10.03        3.81
                                                                                           RATIO OF
                                                                    RATIO OF               NET INVESTMENT
                               RATIO OF       RATIO OF              EXPENSES TO            INCOME (LOSS) TO
               NET ASSETS      EXPENSES TO    NET INVESTMENT        AVERAGE NET ASSETS     AVERAGE NET ASSETS    PORTFOLIO
               END OF          AVERAGE NET    INCOME (LOSS) TO      (EXCLUDING WAIVERS     (EXCLUDING WAIVERS    TURNOVER
               PERIOD (000)    ASSETS         AVERAGE NET ASSETS    AND REIMBURSEMENTS)    AND REIMBURSEMENTS)   RATE
------------------------------------------ ---------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
TRUST SHARES
1999            $ 26,751            1.57%             1.79%                 1.61%                  1.75%              67%
1998              34,554            1.56              1.14                  1.78                   0.92               74
1997(1)           39,495            1.55              1.37                  2.04                   0.88               24

SUNBELT EQUITY FUND
1999            $197,215           1.17%            (0.68%)                1.30%                 (0.81%)             84%
1998             431,921           1.16             (0.90)                 1.27                  (1.01)              70
1997             381,371           1.15             (0.65)                 1.26                  (0.76)              72
1996             412,430           1.15             (0.34)                 1.28                  (0.47)             106
1995             258,908           1.15             (0.12)                 1.30                  (0.27)              80

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.

(1) Commenced operations on January 31, 1997. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or round to $0.

                                STI CLASSIC FUNDS

INVESTMENT ADVISERS

STI Capital Management, N.A.
P.O. Box 3808
Orlando, FL 32802

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP






More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Fund's Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                         INVESTOR SHARES AND FLEX SHARES

                                   PROSPECTUS

                                 OCTOBER 1, 1999

                               SUNBELT EQUITY FUND

                               INVESTMENT ADVISER
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (the "Adviser")

                     THE SECURITIES AND EXCHANGE COMMISSION
                      HAS NOT APPROVED OR DISAPPROVED THESE
                          SECURITIES OR PASSED UPON THE
                          ADEQUACY OF THIS PROSPECTUS.
                ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                           HOW TO READ THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Investor Shares and Flex Shares of the Sunbelt Equity Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

Investor Shares and Flex Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

    INVESTOR SHARES
    -     FRONT-END SALES CHARGE
    -     12b-1 FEES
    -     $2,000 MINIMUM INITIAL INVESTMENT

    FLEX SHARES
    -     CONTINGENT DEFERRED SALES CHARGE
    -     HIGHER 12b-1 FEES
    -     $5,000 MINIMUM INITIAL INVESTMENT

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                  PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
     PERFORMANCE INFORMATION AND EXPENSES.........................  2
     MORE INFORMATION ABOUT RISK..................................  5
     THE FUND'S OTHER INVESTMENTS.................................  5
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGER.................  5
     PURCHASING, SELLING AND EXCHANGING FUND SHARES............... 11
     TAXES........................................................ 11
     FINANCIAL HIGHLIGHTS......................................... 12
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS........................................Back Cover


[INSERT ICONS HERE]

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Board of Trustees approved, subject to shareholder approval, the reorganization of the Sunbelt Equity Fund with and into the Small Cap Growth Stock Fund. A shareholders meeting will be called for December and proxy materials will be sent to all Sunbelt Equity Fund shareholders prior to that meeting. If approved by shareholders, the foregoing reorganization would be put into effect in early December 1999, or shortly thereafter.

SUNBELT EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                 Capital appreciation

INVESTMENT FOCUS                Southern U.S. common stocks

SHARE PRICE VOLATILITY          High

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies with positive
                                earning trends

INVESTOR PROFILE                Aggressive investors with long-term investment
                                goals who are willing to accept higher
                                volatility for the possibility of higher returns


INVESTMENT STRATEGY

The Sunbelt Equity Fund invests substantially all of its assets in common stocks and other equity securities of companies in the southern region of the U.S. These companies are headquartered and/or conduct a substantial portion of their business in the southern region of the U.S., which includes Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North Carolina, South Carolina and Louisiana. The Adviser's investment strategy is based on the belief that a portfolio of companies in this region with positive earnings trends will generate above-average returns over time. This focus on favorable earnings characteristics is the cornerstone of our philosophy. The Adviser does not consider current income in selecting investments for the Fund.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Because the Fund focuses its investments in southern companies, economic conditions in or, government policies imposed by southern states may cause the Fund to be more volatile than an equity fund that invests in companies located across the U.S.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to January 1994, when the Fund began operating, represent the performance of the Adviser's similarly managed collective investment fund. This past performance has been adjusted to reflect current expenses for Investor Shares of the Fund. The Adviser's collective fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INVESTOR SHARES FROM YEAR TO YEAR. THE PERIODS FROM JANUARY 1994 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE INVESTOR SHARES OF THE FUND. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


                                   1989                         25.19%
                                   1990                         -5.28%
                                   1991                         49.14%
                                   1992                         18.13%
                                   1993                         21.80%
                                   1994                         -5.20%
                                   1995                         23.99%
                                   1996                         17.80%
                                   1997                         20.79%
                                   1998                        -10.61%

                                  BEST QUARTER                WORST QUARTER
                                     21.67%                      -23.52%
                                   (3/31/91)                    (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/99 TO 6/30/99 WAS -1.49%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE FRANK RUSSELL 2000 GROWTH INDEX AND THE S&P SMALLCAP 600 INDEX.


INVESTOR SHARES                               1 YEAR         5 YEARS       10 YEARS     SINCE INCEPTION
----------------------------------------- --------------- -------------- ------------- ------------------
Sunbelt Equity Fund                          -13.95%           7.55%         13.87%          13.80%*
Frank Russell 2000 Growth Index                1.23%          10.22%         11.54%**         X.XX%
S&P SmallCap 600 Index                        -1.29%          13.21%         13.19%**         X.XX%

*        SINCE 11/30/80
**


FLEX SHARES                                   1 YEAR         5 YEARS       10 YEARS     SINCE INCEPTION
----------------------------------------- --------------- -------------- ------------- ------------------
Sunbelt Equity Fund                          -12.78%          8.06%         14.48%          14.41%*
Frank Russell 2000 Growth Index                1.23%         10.22%         11.54%**           N/A
S&P SmallCap 600 Index                        -1.29%         13.21%         13.19%**           N/A

*        SINCE 11/30/80
**       SINCE 12/31/89

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the largest U.S. companies with higher growth rates and price-to-book ratios. The S&P SmallCap 600 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                     INVESTOR SHARES    FLEX SHARES
------------------------------------------------------------------------------------ ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                                                      3.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               None             2.00%

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Flex Shares within 1 year of your purchase. See "Selling Fund Shares."

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                                         INVESTOR SHARES           FLEX SHARES
--------------------------------------------------------------------- ---------------------- -------------------------
Investment Advisory Fees                                                      1.15%                   1.15%
Distribution and Service (12b-1) Fees                                         0.43%                   1.00%
Other Expenses                                                                0.20%                   0.51%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.78%                   2.66%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                           $549                 $914                $1,303               $2,391
FLEX SHARES                               $469                 $826                $1,410               $2,993

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
INVESTOR SHARES                            $549                 $914               $1,303               $2,391
FLEX SHARES                                $269                 $826               $1,410               $2,993

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Adviser and Distributor are voluntarily waiving a portion of their fees. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR INVESTOR SHARES ARE 1.02%, 0.40% AND 1.62%, RESPECTIVELY. ACTUAL INVESTMENT ADVISORY FEES, DISTRIBUTION FEES AND TOTAL OPERATING EXPENSES FOR FLEX SHARES ARE 1.02%, 0.69% AND 2.22%, RESPECTIVELY. The Adviser and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

MORE INFORMATION ABOUT RISK

EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

REGIONAL RISK -- To the extent that the Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

YEAR 2000 RISK -- The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its mission critical service providers whether they expect to have its computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse consequences to the Fund. While such assurances have been received, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.

THE FUND'S OTHER INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc. (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Fund. As of July 1, 1999, Trusco had approximately $30 billion in assets under management. For the fiscal period ended May 31, 1999, Trusco received advisory fees of:

     SUNBELT EQUITY FUND                      1.02%

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGER

Mr. James Foster has served as Vice President of Trusco since 1989. He has managed the Sunbelt Equity Fund since it began operating in January 1994. He has more than 27 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Investor Shares and Flex Shares of the Fund.

HOW TO PURCHASE FUND SHARES

A SunTrust Securities Investment Consultant can assist you in opening a brokerage account which will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

You may purchase shares directly by:
-         Mail
-         Telephone (1-800-874-4770)
-         Wire
-         Automated Clearing House (ACH).

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for the Fund, generally the Fund must receive your purchase order before 4:00 p.m. Eastern time.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets in the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least:


CLASS                                                                      DOLLAR AMOUNT
Investor Shares                                                                $2,000
Flex Shares                                                     $5,000 ($2,000 for retirement plans)

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-428-6970 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

SALES CHARGES

FRONT-END SALES CHARGES -- INVESTOR SHARES

The offering price of Investor Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                                  YOUR SALES CHARGE AS             YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                  A PERCENTAGE OF OFFERING PRICE   PERCENTAGE OF YOUR NET INVESTMENT
--------------------------------------- -------------------------------- -----------------------------------
LESS THAN $100,000                                   3.75%                             3.90%
$100,000 BUT LESS THAN $250,000                      3.25%                             3.36%
$250,000 BUT LESS THAN $1,000,000                    2.50%                             2.56%
$1,000,000 AND OVER                                  1.50%                             1.52%

WAIVER OF FRONT-END SALES CHARGE -- INVESTOR SHARES

The front-end sales charge will be waived on Investor Shares purchased:
- through reinvestment of dividends and distributions;
- through a SunTrust Securities, Inc. asset allocation account;
- by persons repurchasing shares they redeemed within the last 60 days
  (see Repurchase of Investor Shares);
- by employees, and members of their immediate family, of SunTrust and its affiliates;
- by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Trust department of a bank affiliated with SunTrust;
- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or
- through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF INVESTOR SHARES

You may repurchase any amount of Investor Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Investor Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 60 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 60 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- INVESTOR SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Investor Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account,
(iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE FUNDS FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Investor Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Investor Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Investor Shares sold subject to a sales charge. As a result, shares of the Investor Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES

You do not pay a sales charge when you purchase Flex Shares. The offering price of Flex Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price.
This sales charge does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Flex Shares for the following reasons:

- to make certain withdrawals from a retirement plan (not including IRAs);
- because of death or disability; or
- for certain payments under the Systematic Withdrawal Plan (which is discussed later).

OFFERING PRICE OF FUND SHARES

The offering price of Investor Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of Flex Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust, you may sell (sometimes called "redeem") your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of Flex Shares, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:


CLASS                                                                      DOLLAR AMOUNT
Investor Shares                                                                $2,000
Flex Shares                                                                    $5,000

But, the Fund will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

You may exchange your shares up to four times during a calendar year. If you exchange your shares more than four times during a year, you may be charged a $10.00 fee for each additional exchange. You will be notified before any fee is charged.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

INVESTOR SHARES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

For Investor Shares                    0.43%

For Flex Shares the maximum distribution fee is 1.00% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its income quarterly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Investor Shares and Flex Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information for the Fund has been audited by Arthur Andersen LLP, independent public accountants. This report, along with the Fund's financial statements, appears in the annual report that accompanies the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-874-4770.

FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                NET ASSET                 NET REALIZED AND  DISTRIBUTIONS
                VALUE       NET           AND UNREALIZED    FROM NET      DISTRIBUTIONS   NET ASSET
                BEGINNING   INVESTMENT    (LOSSES)          INVESTMENT    FROM REALIZED   VALUE END   TOTAL
                OF PERIOD   INCOME (LOSS) ON INVESTMENTS    INCOME        CAPITAL GAINS   OF PERIOD   RETURN(+)
------------------------------------------------------------------------------------------------------------------
SUNBELT EQUITY FUND
INVESTOR SHARES
1999             $14.77     $(0.33)      $ (2.77)           $--          $(0.91)         $10.76       (20.75%)
1998              13.06      (0.07)         2.98             --           (1.20)          14.77        23.25
1997              13.95      (0.14)         0.24             --           (0.99)          13.06         1.05
1996               9.96      (0.11)         4.30             --           (0.20)          13.95        42.58
1995               9.69      (0.05)         0.36             --           (0.04)           9.96         3.20
FLEX SHARES
1999             $14.60     $(0.40)      $ (2.74)           $--          $(0.91)         $10.55       (21.28%)
1998              13.00      (0.09)         2.89             --           (1.20)          14.60        22.48
1997              13.97      (0.14)         0.16             --           (0.99)          13.00         0.46
1996(1)           10.20      (0.07)         4.04             --           (0.20)          13.97        39.86


                                                                                                  RATIO OF
                                                                              RATIO OF            NET INVESTMENT
                                                            RATIO OF          EXPENSES TO         INCOME (LOSS)
                                                            NET INVESTMENT    AVERAGE NET ASSETS  AVERAGE NET ASSETS
                    NET ASSETS           RATIO OF           INCOME (LOSS) TO  (EXCLUDING          (EXCLUDING            PORTFOLIO
                    END OF               EXPENSES TO        AVERAGE NET       WAIVERS AND         WAIVERS AND           TURNOVER
                    PERIOD (0000)        AVERAGE NET ASSETS ASSETS            REIMBURSEMENTS)     REIMBURSEMENTS)       RATE
---------------------------------------------------------------------------------------------------------------------------------

SUNBELT EQUITY FUND
INVESTOR SHARES
1999                $  16,949             1.62%               (1.12%)            1.78%               (1.28%)             84%
1998                   30,860              1.61               (1.35)             1.86                (1.60)              70
1997                   28,095              1.60               (1.10)             1.84                (1.34)              72
1996                   29,002              1.60               (0.79)             1.93                (1.12)             106
1995                   22,180              1.60               (0.57)             1.98                (0.95)              80
FLEX SHARES
1999                 $  4,395              2.22%              (1.74%)            2.66%              (2.18%)              84%
1998                    8,070              2.21               (1.96)             2.58                (2.33)              70
1997                    5,689              2.20               (1.72)             2.69                (2.21)              72
1996(1)                 2,705              2.20               (1.43)             3.62                (2.85)             106

 + Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on June 5, 1995. All ratios for the period have been annualized.

                                                 STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, GA 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 1999, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, PA 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                              INVESTMENT ADVISORS:

                          STI CAPITAL MANAGEMENT, N.A.
                         TRUSCO CAPITAL MANAGEMENT, INC.
                             SUNTRUST BANK, ATLANTA

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 1, 1999. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS

                                                                            PAGE

THE TRUST....................................................................B-2
ADDITIONAL INFORMATION ABOUT CERTAIN FUNDS...................................B-3
DESCRIPTION OF PERMITTED INVESTMENTS........................................B-20
INVESTMENT LIMITATIONS......................................................B-38
INVESTMENT ADVISERS.........................................................B-41
THE ADMINISTRATOR...........................................................B-45
THE DISTRIBUTOR.............................................................B-47
THE TRANSFER AGENT..........................................................B-54
THE CUSTODIAN...............................................................B-54
INDEPENDENT PUBLIC ACCOUNTANTS..............................................B-54
LEGAL COUNSEL...............................................................B-54
TRUSTEES AND OFFICERS OF THE TRUST..........................................B-54
PERFORMANCE INFORMATION.....................................................B-57
COMPUTATION OF YIELD........................................................B-57
CALCULATION OF TOTAL RETURN.................................................B-63
PURCHASING SHARES...........................................................B-68
REDEEMING SHARES............................................................B-69
DETERMINATION OF NET ASSET VALUE............................................B-70
TAXES.......................................................................B-70
FUND TRANSACTIONS...........................................................B-73
TRADING PRACTICES AND BROKERAGE.............................................B-73
DESCRIPTION OF SHARES.......................................................B-73
SHAREHOLDER LIABILITY.......................................................B-80
LIMITATION OF TRUSTEES' LIABILITY...........................................B-80
YEAR 2000...................................................................B-80
5% AND 25% SHAREHOLDERS.....................................................B-81
EXPERTS.....................................................................B-95
APPENDIX A: FINANCIAL STATEMENTS.............................................F-1

October 1, 1999

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Funds through one, two or three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each Share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to each class of the following funds:

                                                         TRUST SHARES  INVESTOR SHARES  FLEX SHARES

EQUITY FUNDS
------------
Capital Appreciation Fund                                      X              X              X

Core Equity Fund                                               X              X              X

E-Commerce Opportunity Fund                                    X              X              X

Emerging Markets Equity Fund                                   X

Growth and Income Fund                                         X              X              X

International Equity Fund                                      X              X              X

International Equity Index Fund                                X              X              X

Mid-Cap Equity Fund                                            X              X              X

Small Cap Equity Fund                                          X              X

Small Cap Growth Stock Fund                                    X              X              X

Sunbelt Equity Fund                                            X              X              X

Tax Sensitive Growth Stock Fund                                X              X

Value Income Stock Fund                                        X              X              X

BALANCED FUND
-------------

Balanced Fund                                                  X              X              X

BOND FUNDS
----------

Investment Grade Tax-Exempt Bond Fund                          X              X              X

Limited-Term Federal Mortgage Securities Fund                  X              X              X

Short-Term U.S. Treasury Securities Fund                       X              X              X

Short-Term Bond Fund                                           X              X              X

U.S. Government Securities Fund                                X              X              X

TAX-EXEMPT BOND FUNDS
---------------------

Florida Tax-Exempt Bond Fund                                   X              X              X

Georgia Tax-Exempt Bond Fund                                   X              X              X

Investment Grade Tax-Exempt Bond Fund                          X              X              X

                                                         TRUST SHARES  INVESTOR SHARES  FLEX SHARES
Maryland Municipal Bond Fund                                   X                             X

Virginia Intermediate Municipal Bond Fund                      X              X

Virginia Municipal Bond Fund                                   X                             X

MONEY MARKET FUNDS
------------------

Prime Quality Money Market Fund                                X              X              X

Tax-Exempt Money Market Fund                                   X              X

Tax-Free Money Market Fund                                     X              X

U.S. Government Securities Money Market Fund                   X              X

U.S. Treasury Money Market Fund                                X

LIFE VISION PORTFOLIOS
----------------------

Balanced Portfolio                                             X

Growth and Income Portfolio                                    X

Maximum Growth Portfolio                                       X

These various series are collectively referred to herein as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.

ADDITIONAL INFORMATION ABOUT CERTAIN FUNDS

EQUITY FUNDS
------------

CAPITAL APPRECIATION FUND

The Capital Appreciation Fund invests primarily in a diversified portfolio of common stocks, warrants, and securities convertible into common stocks which, in the Fund's Adviser's opinion, are undervalued in the marketplace at the time of purchase. In selecting securities for the Fund, its Adviser will evaluate factors believed to affect capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. Dividend and interest income should be considered incidental to the growth of capital. The Fund's Adviser will rotate the Capital Appreciation Fund's holdings between various market sectors based on economic analysis of the overall business cycle. Under normal conditions, at least 65% of the total assets of the Capital Appreciation Fund will be invested in common stocks.

All of the common stocks in which the Fund invests are traded on registered exchanges or on the over-the-counter market in the United States. Assets of the Capital Appreciation Fund not invested in the securities described above may be invested in U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs") that are traded on exchanges or listed on National

Association of Securities Dealers Automated Quotations ("NASDAQ"); securities issued by money market mutual funds; pay-in-kind securities; and bonds. The bonds that the Capital Appreciation Fund may purchase may be rated in any rating category or may be unrated, provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by Standard & Poor's Corporation ("S&P"), rated below Baa by Moody's Investors Services, Inc. ("Moody's"), or of comparable quality not rated by S&P or Moody's. In addition, the Fund may invest up to 10% of its assets in restricted securities.

GROWTH AND INCOME FUND

The Growth and Income Fund seeks to provide long-term capital appreciation and, as a secondary objective, current income, by investing primarily in income producing equity securities of companies with large market capitalizations.

The Fund's investments will be broadly diversified among major economic sectors and among those securities with above-average total return potential. A number of valuation criteria are considered in the equity selection process, the principal one being the issue's price to earnings ("P/E") ratio in relation to other stocks in the same industry. Stocks with the lowest P/E ratios, along with strong financial quality and above-average earnings momentum, are selected to secure the best relative values in each economic sector. The Adviser believes that this approach will produce a portfolio with less volatility and greater dividend yield than the market as a whole. The Fund will invest primarily in the income producing equity securities of companies with market capitalizations of at least $1 billion.

The Fund will invest primarily in domestic and foreign common stock and in securities convertible into common stock, such as convertible bonds and convertible preferred stock rated investment-grade. The Adviser will select stocks for this Fund from a list of companies traded in the U.S. securities markets, including sponsored ADRs of qualifying foreign companies. A qualitative screening process is employed to exclude companies with poor earnings results or highly leveraged balance sheets in an effort to construct a portfolio with low risk characteristics relative to the major stock market indices, although it is not the intention of the Fund to match the risk or performance characteristics of any index. As a non-fundamental investment policy, the Fund may to the extent consistent with its investment objective, invest in any debt security in which the Fund may invest. As a non-fundamental investment policy, the Growth and Income Fund may also invest up to 10% of its assets in the U.S. Treasury obligations.

Although the Growth and Income Fund intends under normal circumstances to be fully invested at all times in the securities mentioned above, the Fund may make substantial temporary investments in high-quality, short-term debt securities and money market instruments, including repurchase agreements, and in shares of other open-end management investment companies which invest primarily in money market instruments, when the Adviser believes market conditions warrant a defensive position. Should the Fund elect to purchase shares of money market funds, it will incur additional expenses charged by that money market fund, such as management fees.

INTERNATIONAL EQUITY FUND

The International Equity Fund, under normal market conditions, will invest at least 65% of its assets in equity securities of foreign issuers consisting of: common and preferred stocks, warrants, options and securities convertible into common stock.

Securities of foreign issuers purchased by the Fund may be purchased in foreign markets, on United States registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs").

The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the portfolios exposure to changes in dollar exchange rates.

The Fund expects to be fully invested in the investments described above, but may invest up to 35% of its total assets in bonds and debentures issued by non-U.S. or U.S. companies, securities issued or guaranteed by foreign or U.S. governments and foreign and U.S. commercial paper. The Fund may invest in futures contracts, including stock index futures contracts, and options on futures contracts. The bonds that the Fund may purchase may be rated in any rating category or may be unrated provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. When investing in bonds, the Fund may seek capital gains by taking advantage of price appreciation caused by interest rate and credit quality changes. The Fund may also purchase shares of closed-end investment companies that invest in the securities of issuers in a single country or region. The Fund is also permitted to acquire floating and variable rate securities, purchase securities on a when-issued basis and purchase illiquid securities.

The Fund will invest in the foreign issues of at least three different countries outside the United States. A foreign issue is one the issuer of which (1) is organized under the laws of a specific country, or for which the principal securities trading market is in a specific country or (2) derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country or which have at least 50 percent of its assets situated in that country. The Fund will invest primarily in developed countries (for example Japan, Canada and the United Kingdom). In addition, the Fund may invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing.

INTERNATIONAL EQUITY INDEX FUND

The International Equity Index Fund will invest substantially all and, under normal market conditions, at least 65% of its assets in common and preferred stocks; warrants; options; and securities convertible into common stock of companies headquartered or based in the approximately twenty foreign countries included in the MSCI EAFE-GDP Weighted Index. The Fund will invest only in the over 900 companies included in the MSCI EAFE-GDP Weighted Index. Because it is impractical to invest in every company included in the Index, the Fund will select a representative sample of securities in each country using a statistically-based optimization process.

The Fund will be constructed to have aggregate investment characteristics similar to those of the MSCI EAFE-GDP Weighted Index. The Fund will invest in a statistically selected sample of the securities included in the MSCI EAFE-GDP Weighted Index, although not all countries or all companies within a country will be represented in the Fund's portfolio of securities at any time. The Fund expects to invest in approximately 300 stocks so that the results fall within a targeted tracking error range. From time to time, adjustments may be made in the Fund's portfolio because of changes in the composition of the MSCI EAFE-GDP Weighted Index. No attempt will be made to manage the portfolio using traditional economic, financial and market analyses.

The Fund expects that there will be a close correlation between the Fund's performance and that of the MSCI EAFE-GDP Weighted Index. A correlation of 1.00 would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the MSCI EAFE-GDP Weighted Index. The correlation between the Fund and the MSCI EAFE-GDP Weighted Index is expected to be over
0.95 on an annual basis. The Fund's ability to track the MSCI EAFE-GDP Weighted Index, however, may be affected by, among other things, transaction costs, changes in either the composition of the MSCI EAFE-GDP Weighted Index or number of shares outstanding for the component companies of the MSCI EAFE-GDP Weighted Index, and the timing and amount of purchases and redemptions.

Securities of foreign issuers purchased by the Fund may be purchased in foreign markets, on United States registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored EDRs.

The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.

The Fund expects to be fully invested in the investments described above, but may invest up to 35% of its total assets in U.S. and non-U.S. denominated money market instruments; repurchase agreements; futures contracts, including stock index futures contracts; and options on futures contracts. Obligations relating to futures contracts will be limited to 20% of the Fund's total assets. The Fund is also permitted to acquire floating and variable rate securities; purchase securities on a when-issued basis; and purchase illiquid securities.

MID-CAP EQUITY FUND

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stocks of small to mid-size companies, (i.e., $500 million to $10 billion, respectively, as measured by their market capitalization), with above-average growth of earnings. Under normal conditions, at least 80% of the total assets of the Fund will be invested in equity securities, and as a matter of non-fundamental policy, the Fund will invest at least 65% of its assets in mid-size companies. Current income will not be an important criterion of investment selection and any such income should be considered incidental. In selecting securities for the Fund, the Fund's Adviser will evaluate factors such as the issuer's background, industry position, historical returns on equity, and experience and qualifications of the management team.

Most of the common stocks in which the Fund invests are traded on registered exchanges or on the over-the-counter market in the United States. Assets of the Fund not invested in the securities described above may be invested in U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs that are traded on exchanges or listed on NASDAQ); securities issued by mutual funds; repurchase agreements; and bonds. The bonds that the Fund may purchase, including nay variable or floating rate instruments, must be rated B or better by S&P or Moody's, provided that this requirement shall not apply to the Fund's purchase of bonds issued by the government of Canada or by various supranational entities, and provided further that no more than

10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. The Fund may invest up to 10% of its assets in restricted securities.

SMALL CAP EQUITY FUND

The Small Cap Equity Fund invests substantially all, and under normal market conditions at least 65%, of its assets in the equity securities of smaller companies (i.e., companies with market capitalizations of less than $1 billion) which, in the Adviser's opinion, are undervalued for above-average capital growth. Any remaining assets may be invested in the equity securities of companies with larger market capitalizations which the Adviser believes are also undervalued. The Fund may also invest in U.S. dollar denominated equity securities of foreign issuers (including ADRs). Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

In order to meet liquidity needs, or for temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies, fixed income securities, repurchase agreements, cash or money market securities. Fixed income securities will only be purchased if they are rated investment grade or better by one or more NRSROs. Investment grade bonds include securities rated at least BBB by S&P or Baa by Moody's. Money market securities will only be purchased if they have been given one of the two top ratings by two or more NRSROs, or if not rated, determined to be of comparable quality by the Fund's Adviser. To the extent the Fund is engaged in temporary defensive investing, the Fund may not be pursuing its investment objective.

The Fund may engage in options transactions for hedging purposes only. The Fund will not invest more than 20% of its total assets in unsponsored ADR facilities.

SUNBELT EQUITY FUND

The Sunbelt Equity Fund seeks to provide capital appreciation by investing substantially all, and under normal market conditions at least 65%, of its assets in common stocks; preferred stocks; warrants; and securities convertible into common stock of U.S. companies headquartered and/or conducting a substantial portion of their operations in (i.e., maintaining at least 50% of their assets in or deriving at least 50% of their revenues and/or sales from) the southern region of the United States. Current income will not be an important criterion of investment selection and any such income should be considered incidental. The Fund's Adviser will seek to identify and purchase securities of companies that it believes to be undervalued and that possess a strong balance sheet, a strong earnings record and adequate market liquidity.

Most of the common stocks in which the Fund invests are traded on registered exchanges such as the New York or American Stock Exchange or on NASDAQ. The Fund will invest no more than 10% of its assets in convertible securities rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. The Fund may invest up to 10% of its total assets in restricted securities. The Fund may also purchase futures and options for hedging purposes. Obligations relating to futures contracts will be limited to not more than 20% of the Fund's total assets.

The Fund will invest primarily in stocks of U.S. companies headquartered and/or operating in the following U.S. states: Texas, Arkansas, Alabama, Mississippi, Tennessee, Kentucky, Florida, Virginia, Georgia, North

Carolina, South Carolina and Louisiana. To the extent that the Fund's investments are not as geographically dispersed across the U.S. as other funds with comparable objectives, the impact of economic forces on and the relative economic conditions of these states will be greater on Shareholders.

VALUE INCOME STOCK FUND

The Value Income Stock Fund seeks to provide current income by structuring its investments in an attempt to maintain the Fund's yield at a level above the average dividend yield of the securities comprising the S&P 500 Stock Index. Achieving such a yield will be the Fund's primary consideration when purchasing securities. A secondary consideration of the Fund will be capital appreciation.

The Fund will invest at least 80% of its total assets in equity securities. Investments will consist primarily of common stocks, and, under normal market conditions, at least 65% of the Fund's assets will be invested in common stocks issued by corporations which have a history of paying regular dividends, although there can be no assurance that such corporations will continue to pay dividends. Other equity securities in which the Fund may invest are convertible debt securities; preferred stocks and warrants which are convertible into or exchangeable for common stocks; and U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs that are traded on exchanges or listed on NASDAQ). All of the common stocks in which the Fund invests are traded on registered exchanges such as the New York or American Stock Exchange or on the over-the-counter market in the United States (i.e., NASDAQ). The Fund may also purchase debt securities (corporate debt obligations and U.S. Treasury obligations) which may be rated in any rating category or may be unrated, provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. The Fund may also invest in futures and options.

The Fund will invest primarily in stocks of companies operating in all aspects of the U.S. and world economies that have a market capitalization of at least $500 million, and that the Fund's Adviser believes possess fundamentally favorable long-term characteristics. However, stocks of companies with smaller market capitalizations and stocks that are out of favor in the financial community and in which little opportunity for price appreciation is recognized by the financial community may also be purchased if the Fund's Adviser believes they are undervalued.

BALANCED FUND

The Balanced Fund seeks to provide capital appreciation and current income through investments in a diversified portfolio of common and preferred stocks, warrants, securities convertible into common stocks, and investment grade fixed income securities. Under normal conditions, no more than 70% of the total assets of the Fund will be invested in common stocks and other equity securities, and no more than 60% of the Fund's total assets will be invested in bonds and other fixed income securities. The Fund will maintain at least 25% of its total assets in senior fixed income securities.

In selecting equity securities for the Fund, the Fund's Adviser will evaluate factors believed to affect capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. The Fund's Adviser will rotate the Fund's holdings between various market sectors based on economic analysis of the overall business cycle.

All of the common stocks in which the Fund invests are traded on registered exchanges or on NASDAQ. Assets of the Fund not invested in the securities described above may be invested in U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs that are traded on exchanges or listed on NASDAQ), securities issued by investment companies, and bonds.

The Fund will invest in investment grade fixed income securities rated BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser, including corporate debt obligations; mortgage-backed securities, collateralized mortgage obligations and asset-backed securities; obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; custodial receipts involving U.S. Treasury obligations; securities of the government of Canada and its provincial and local governments; securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; and obligations of supranational entities. No more than 25% of the Fund's assets will be invested in securities rated BBB by S&P or Baa by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser.

The Fund may purchase mortgage-backed securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, its agencies or instrumentalities or, subject to a limit of 25% of the Fund's assets, mortgage-backed securities issued by private issuers. These mortgage-backed securities may be backed or collateralized by fixed, adjustable or floating rate mortgages. The Fund may also invest in asset backed securities which consist of securities backed by company receivables, truck and auto loans, leases, credit card receivables and home equity loans.

In order to reduce interest rate risk, the Fund may purchase floating or variable rate securities. It may also buy securities on a when-issued basis, putable securities, pay-in-kind securities and zero coupon securities. The Fund may also invest in futures and options. Some floating or variable rate securities will be subject to interest rate "caps" or "floors."

BOND FUNDS
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INVESTMENT GRADE BOND FUND

The Investment Grade Bond Fund will invest only in those obligations deemed investment grade obligations rated BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser, including corporate debt obligations; mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities; obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; custodial receipts involving U.S. Treasury obligations; securities of the government of Canada and its provincial and local governments; securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; obligations or supranational entities and sponsored ADRs that are traded on exchanges or listed on NASDAQ. Under normal circumstances, at least 65% of the Fund's total assets will be invested in corporate and government bonds and debentures. No more than 25% of the Fund's assets will be invested in securities rated BBB by S&P or Baa by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser.

The Fund may purchase mortgage-backed securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, its agencies or instrumentalities or, subject to a limit of 35% of the Fund's assets, mortgage-backed securities issued by private issuers. These mortgage-backed securities may be backed or collateralized by fixed, adjustable or floating rate mortgages. The Fund may also invest in asset-backed securities which consist of securities backed by company receivables, truck and auto loans, leases, credit card receivables and home equity loans.

In order to reduce interest rate risk, and subject to a general limit of 25% of the Fund's assets, the Fund may purchase floating or variable rate securities. Some floating or variable rate securities will be subject to interest rate "caps" or "floors." It may also buy securities on a when-issued basis, putable securities, medium term notes, and zero coupon securities. The Fund may also invest up to 10% of its assets in restricted securities. The Fund may also engage in futures and options.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 4 to 10 years. In the case of mortgage related securities and asset-backed securities, maturity will be determined based on the expected average life of the security. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes. By so limiting the maturity of its investments, the Fund expects that its net asset value will experience less price movement in response to changes in interest rates than the net asset values of mutual funds investing in similar credit quality securities with longer maturities.

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Under normal market conditions, the Fund will invest at least 65% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities issued or guaranteed by U.S. Government agencies such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities consisting of CMOs and real estate mortgage investment conduits ("REMICs") purchased by the Fund will be issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities or, if issued by private issuers, rated in one of the two highest rating categories by a NRSRO.

The principal governmental issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC. Obligations of GNMA are backed by the full faith and credit of the U.S. Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Fund may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

Mortgage-backed securities that are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including securities nominally issued by a governmental entity (such as the Resolution Trust Corporation), are not obligations of a governmental entity and thus may bear a risk of nonpayment. The timely payment of principal and interest normally is supported, at least partially, by various forms of insurance or guarantees. There can be no assurance, however, that such credit enhancement will support full payment of the principal and interest on such obligations. The average maturity of the Fund's investment portfolio will typically range from 7 to 14 years.

With respect to the remaining 35% of its assets, the Fund may invest in corporate or government bonds that carry a rating of Baa or better by Moody's or BBB or better by S&P, or that are deemed by the Fund's Adviser to be of comparable quality; commercial paper rated at the time of purchase within the two highest ratings categories of an NRSRO; bankers' acceptances; certificates of deposit and time deposits; and U.S. Treasury obligations, which include custodial receipts and repurchase agreements involving securities that constitute permissible investments for the Fund. The Fund intends to invest in privately issued, mortgage-backed securities only if they are rated in one of the two highest rating categories by an NRSRO.

The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment for such securities generally takes place after the customary securities settlement period. The Fund may purchase floating or variable rate securities, and may engage in dollar rolls.

SHORT-TERM BOND FUND

Under normal circumstances, the Short-Term Bond Fund will invest solely in investment grade obligations rated BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser consisting of debt obligations of U.S. and foreign corporations; mortgage-backed securities; CMOs; asset-backed securities; obligations (including mortgage-backed securities) issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; and custodial receipts involving U.S. Treasury obligations; (including Separately Traded Registered interest and Principal Securities ("STRIPS") and Coupon Under Book Entry System ("CUBES")). Under normal circumstances, at least 65% of the Fund's total assets will be invested in corporate and government bonds and debentures. No more than 25% of the Fund's assets will be invested in securities rated BBB by S&P or Baa by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase by the Fund's Adviser.

The Fund may purchase, without limitation, mortgage-backed securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, its agencies or instrumentalities and, subject to a limit of 25% of the Fund's assets, mortgage-backed securities issued by private issuers. These mortgage-backed securities may be backed or collateralized by fixed, adjustable or floating rate mortgages. The Fund may also invest in asset-backed securities, which consist of securities backed by company receivables, truck and auto loans; leases; credit card receivables; and home equity loans. The Fund will purchase mortgage-backed and asset-backed securities only if they are rated at least AA by S&P or Aa by Moody's or, if unrated, determined to be of comparable quality at the time of purchase by the Fund's Adviser.

The Fund may purchase securities on a when-issued basis and may acquire floating or variable rate securities, medium term notes, putable securities, and zero coupon securities. The Fund may also purchase securities issued by foreign governments and supranational agencies. The Fund may also invest in municipal securities when the Fund's Adviser feels it is consistent with the Fund's investment objective. The Fund will not invest in municipal securities unless the Fund's Adviser believes that the yield will be higher than the yield for comparable taxable investments in which the Fund is permitted to invest. The following quality criteria apply to the Fund's investments in municipal securities. The Fund's investments in municipal notes will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 or better at the time of investment by Moody's, (iii) which are rated SP-2 or better at the time of investment by S&P, or (iv) which, if not rated, are of equivalent quality to MIG-2, V-MIG-2, or SP-2 or better in the Adviser's judgment. The Fund's investment in municipal bonds will be limited to bonds rated BBB or better by S&P or Baa or better by Moody's, or, if not rated by S&P or Moody's, deemed by the Fund's Adviser to be of comparable quality. For the Fund's investments in other types of tax-exempt municipal investments, such as participation interests in municipal lease/purchase agreements, the quality of the underlying credit or of the bank providing a credit support arrangement must, in the Fund's Adviser's opinion, be equivalent to the municipal note or bond ratings stated above. The Fund is also authorized to invest up to 10% of its assets in restricted securities, including Rule 144A securities, that the Fund's Adviser determines are liquid under guidelines adopted by the Trust's Board of Trustees. The Fund may also enter into bond futures contracts and options on bond futures contracts and engage in securities lending.

The Fund intends to maintain a dollar-weighted average maturity of 4 years or less, and the maximum remaining maturity for any security held by the Fund is seven and one-half years. Under normal market conditions it is anticipated that the Fund's dollar-weighted average maturity will range from 2 to 4 years. In the case of mortgage-related securities and asset-backed securities, maturity will be determined based on the expected average life of the security. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes. By so limiting the maturity of its investments, the Fund expects that its net asset value will experience less price movement in response to changes in interest rates than the net asset values of mutual funds investing in similar credit quality securities with longer maturities.

SHORT-TERM U.S. TREASURY SECURITIES FUND

The Short-Term U.S. Treasury Securities Fund will invest exclusively in obligations issued by the U.S. Treasury with maximum remaining maturities of 3 years or less. U.S. Treasury securities are considered to be among the safest, as to timely principal and interest payments, investments available. The Fund will not invest in repurchase agreements. The Fund may borrow money for temporary or emergency purposes in an amount not exceeding one-third of its total assets, but has no present intention to do so.

Under normal market conditions, it is anticipated that the Fund's average maturity will range from one to two years. Furthermore, for temporary defensive purposes during periods when the Fund's Adviser determines that market conditions warrant, the Short-Term U.S. Treasury Securities Fund may reduce its average weighted maturity to less than one year.

U.S. GOVERNMENT SECURITIES FUND

Under normal market conditions, the Fund will invest at least 65% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-backed securities issued or guaranteed by U.S. Government agencies such as the GNMA, the FNMA or the FHLMC. Mortgage-backed securities consisting of CMOs and REMICs purchased by the Fund will be issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities or, if issued by private issuers, rated in one of the two highest rating categories by a NRSRO.

The principal governmental issuers or guarantors of mortgage-backed securities are GNMA, FNMA and FHLMC. Obligations of GNMA are backed by the full faith and credit of the U.S. Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Fund may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

Mortgage-backed securities that are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including securities nominally issued by a governmental entity (such as the Resolution Trust Corporation), are not obligations of a governmental entity and thus may bear a risk of nonpayment. The timely payment of principal and interest normally is supported, at least partially, by various forms of insurance or guarantees. There can be no assurance, however, that such credit enhancement will support full payment of the principal and interest on such obligations. The average maturity of the Fund's investment portfolio will typically range from 7 to 14 years.

With respect to the remaining 35% of its assets, the Fund may invest in corporate or government bonds that carry a rating of Baa or better by Moody's or BBB or better by S&P, or that are deemed by the Fund's Adviser to be of comparable quality; commercial paper rated at the time of purchase within the two highest ratings categories of an NRSRO; bankers' acceptances; certificates of deposit and time deposits; and U.S. Treasury obligations, which include custodial receipts and repurchase agreements involving securities that constitute permissible investments for the Fund. The Fund intends to invest in privately issued, mortgage-backed securities only if they are rated in one of the two highest rating categories by an NRSRO.

The Fund may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment for such securities generally takes place after the customary securities settlement period. The Fund may purchase floating or variable rate securities, and may engage in dollar rolls.

TAX-EXEMPT BOND FUNDS
---------------------

FLORIDA TAX-EXEMPT BOND FUND

The Florida Tax-Exempt Bond Fund intends to be fully invested in municipal securities the interest on which is exempt from regular federal income taxes based on opinions from bond counsel to the issuers. The issuers of these securities can be located in Florida, the District of Columbia, Puerto Rico and other U.S. territories and possessions. It is a fundamental policy of the Fund to invest at least 80% of its total assets in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the alternative minimum tax. At least 65% of the Fund's assets will be invested in Florida municipal bonds and debentures, and at least 75% of its total assets invested in municipal bonds will be in securities rated A or better by S&P or Moody's. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2, or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1 or VMIG-2 in the case of variable rate demand obligations. No more than 25% of the Fund's assets will be invested in bonds rated BBB by S&P or Baa by Moody's. The Fund will only acquire securities not rated by S&P or Moody's if, at the time of purchase, the Fund's Adviser determines that such unrated obligations are of comparable quality to rated obligations that may be acquired by the Fund.

The Fund may invest in commitments to purchase the above securities on a when-issued or delayed delivery basis, floating or variable rate securities, and may purchase municipal forwards, putable securities, medium term notes, and zero coupon securities. The Fund's Adviser has discretion to invest up to 20% of the Fund's total assets in taxable debt securities rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser, repurchase agreements, and securities subject to the alternative minimum tax. The Fund may also invest in futures and options, but has no present intention to do so for other than hedging purposes.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes.

GEORGIA TAX-EXEMPT BOND FUND

The Georgia Tax-Exempt Bond Fund intends to be fully invested in municipal securities the interest on which is exempt from regular federal income taxes and substantially exempt from State of Georgia income taxes based on opinions from bond counsel to the issuers. The issuers of these securities can be located in Georgia, the District of Columbia, Puerto Rico and other U.S. territories and possessions. It is a fundamental policy of the Fund to invest at least 80% of its total assets in securities the income from which is exempt from regular federal income tax and not treated as a preference items for purposes of the alternative minimum tax. At least 65% of the Fund's assets will be invested in Georgia municipal bonds and debentures, and at least 75% of its total assets invested in municipal bonds will be in securities rated A or better by S&P or Moody's. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2, or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1 or VMIG-2 in the case of variable rate demand obligations. No more than 25% of the Fund's assets will be invested in bonds rated BBB by S&P or Baa by Moody's. The Fund will only acquire securities not rated by S&P or Moody's if, at the time of purchase, the Fund's Adviser determines that such unrated obligations are of comparable quality to rated obligations that may be acquired by the Fund.

The Fund may invest in commitments to purchase the above securities on a when-issued or delayed delivery basis, floating or variable rate securities, and may purchase municipal forwards, putable securities, medium term notes, and zero coupon securities. The Fund's Adviser has discretion to invest up to 20% of the Fund's total assets in taxable debt securities rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser, repurchase agreements, and securities subject to the alternative minimum tax. The Fund may also invest in futures and options, but has no present intention to do so for other than hedging purposes.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes.

INVESTMENT GRADE TAX-EXEMPT BOND FUND

The Investment Grade Tax-Exempt Bond Fund intends to be fully invested in municipal securities the interest on which is exempt from regular federal income taxes in the opinion of bond counsel to the issuer. The issuers of these securities can be located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. It is a fundamental policy of the Investment Grade Tax-Exempt bond Fund to invest at least 80% of its total assets in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the alternative minimum tax. At least 65% of the Fund's assets will be invested in municipal bonds and debentures, and at least 75% of its total assets invested in municipal bonds will be in securities rated A or better by S&P or Moody's. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2, P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1 or VMIG-2 in the case of variable rate demand obligations. The Fund will only acquire unrated securities if, at the time of purchase, the Fund's Adviser determines that such unrated obligations are of comparable quality to rated obligations that may be acquired by the Fund.

The Fund may invest in commitments to purchase the above securities on a when-issued or delayed delivery basis, floating or variable rate securities, and may purchase municipal forwards, medium term notes, putable securities, and zero coupon securities. The Fund's Adviser has discretion to invest up to 20% of the Fund's total assets in taxable debt securities rated at least BBB or better by S&P or Baa or better by Moody's or, if unrated, of comparable quality at the time of purchase as determined by the Fund's Adviser, repurchase agreements, and securities subject to the alternative minimum tax. The Fund may also invest up to 10% of its assets in restricted securities that the Fund's Adviser determines are liquid under guidelines adopted by the Trust's Board of Trustees and may engage in futures and options transactions.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 4 to 10 years. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes. By so limiting the maturity of its investments, the Fund's net asset value is expected to experience less price movement in response to changes in interest rates than the net asset values of mutual funds investing in similar credit quality securities with longer maturities.

MARYLAND MUNICIPAL BOND FUND

The Maryland Municipal Bond Fund seeks to provide high current income exempt from federal and Maryland income tax in a manner consistent with the preservation of capital by investing in municipal bonds of investment-grade quality. There are no limits on the dollar-weighted average portfolio maturity of the Fund, and the Fund may acquire individual securities without regard to their remaining maturities.

The Fund is non-diversified, which means that it has greater latitude than a diversified fund with respect to the investment of its assets in the securities of a relatively few municipal issuers. As a non-diversified fund, the Fund may present greater risks than a diversified fund.

As a fundamental policy, at least 80% of the Fund's income will, under normal circumstances, be exempt from regular federal income taxes. Interest on some "private activity" municipal obligations is subject to the federal alternative minimum tax ("AMT bonds"). AMT bonds are municipal obligations that benefit a private or industrial user or finance a private facility. The Fund reserves the right to invest up to 100% of its assets in AMT bonds.

As a non-fundamental policy, at least 65% of the Fund's assets will be invested in bonds that will, under normal circumstances, produce income that is exempt from Maryland income taxes.

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

The Virginia Intermediate Municipal Bond Fund seeks to provide high current income exempt from federal and Virginia income tax in a manner consistent with the preservation of capital by investing in municipal bonds of investment-grade quality. The Fund is managed to maintain a dollar-weighted average portfolio maturity of between 5 and 10 years. The Fund may hold individual securities with remaining maturities of more than 10 years, as long as the dollar-weighted average maturity is no more than 10 years. Stability and growth of principal also will be considered when choosing securities.

The Fund is non-diversified, which means that it has greater latitude than a diversified fund with respect to the investment of its assets in the securities of a relatively few municipal issuers. As a non-diversified fund, the Fund may present greater risks than a diversified fund.

As a fundamental policy, at least 80% of the Fund's income will, under normal circumstances, be exempt from regular federal income taxes. Interest on some "private activity" municipal obligations is subject to the federal AMT bonds. AMT bonds are municipal obligations that benefit a private or industrial user or finance a private facility. The Fund reserves the right to invest up to 100% of its assets in AMT bonds, although the Fund has no current intention of investing in such securities.

As a non-fundamental policy, at least 65% of the Fund's assets will be invested in bonds that will, under normal circumstances, produce income that is exempt from Virginia income taxes.

VIRGINIA MUNICIPAL BOND FUND

The Virginia Municipal Bond Fund seeks to provide high current income exempt from federal and Virginia income tax in a manner consistent with the preservation of capital by investing in municipal bonds of investment-grade quality. There are no limits on the dollar-weighted average portfolio maturity of the Fund, and the Fund may acquire individual securities without regard to their remaining maturities.

The Fund is non-diversified, which means that it has greater latitude than a diversified fund with respect to the investment of its assets in the securities of a relatively few municipal issuers. As a non-diversified fund, the Fund may present greater risks than a diversified fund.

As a fundamental policy, at least 80% of the Fund's income will, under normal circumstances, be exempt from regular federal income taxes. Interest on some "private activity" municipal obligations is subject to the federal AMT bonds. AMT bonds are municipal obligations that benefit a private or industrial user or finance a private facility. The Fund reserves the right to invest up to 100% of its assets in AMT bonds, although the Fund has no current intention of investing in such securities.

As a non-fundamental policy, at least 65% of the Fund's assets will be invested in bonds that will, under normal circumstances, produce income that is exempt from Virginia income taxes.

MONEY MARKET FUNDS
------------------

PRIME QUALITY MONEY MARKET FUND

The Prime Quality Money Market Fund will invest in money market instruments denominated in U.S. dollars consisting of (i) U.S. Treasury obligation; (ii) custodial receipts representing interests in component parts of U.S. Treasury obligations; (iii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government; (iv) commercial paper issued by domestic and foreign issuers rated in the highest short-term rating category by one or more NRSROs or, if not rated, determined by the Fund's Adviser to be of comparable quality; (v) high quality obligations (including certificates of deposit, time deposits, bankers' acceptances, Eurodollar and Yankee bank obligations) of U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks or savings and loan and thrift institutions that are members of the Federal Reserve System, the Federal Deposit Insurance Corporation, or the Federal Savings and Loan Insurance Corporation; (vi) high quality short-term corporate obligations issued by companies with commercial paper meeting the ratings indicated in (iv), above, or, if not rated, determined by the Fund's Adviser to be of comparable quality;
(vii) repurchase agreements involving such obligations; (viii) high quality obligations of supranational entities satisfying the credit ratings described in
(iv), above, or, if not rated, determined by the Fund's Adviser to be of comparable quality; and (ix) medium term notes. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. Banks and London branches of foreign banks. The Fund may purchase securities subject to standby commitments. As a money market fund, the Fund is subject to limitations on the percentage of its assets that may be invested in any one issuer and on the percentage that may be invested in securities carrying the second highest rating assigned by the requisite NRSROs.

TAX-EXEMPT MONEY MARKET FUND

The Tax-Exempt Money Market Fund intends to be fully invested in securities the interest on which is exempt from regular federal income taxes in the opinion of bond counsel to the issuer. It is a fundamental policy of the Tax-Exempt Money Market Fund to invest at least 80% of its total assets in securities the income from which is exempt from regular federal income taxes and not treated as a preference item for purposes of the alternative minimum tax. The Fund may invest in high quality, U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories rated in one of the two highest short-term rating categories by S&P or Moody's or, if not rated, determined by the Fund's Adviser to be of comparable quality. The Fund will primarily purchase municipal bonds with a remaining maturity of 397 days or less, and will also acquire municipal notes and tax-exempt commercial paper with similar maturities. The Fund may agree to purchase short-term securities on a when-issued basis and may invest in securities subject to standby commitments. Securities purchased on a when-issued basis are subject to settlement within 45 days of the purchase date.

The Fund's Adviser has discretion to invest up to 20% of the Fund's assets in U.S. dollar denominated obligations consisting of taxable money market instruments, obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements and securities subject to the alternative minimum tax.

TAX-FREE MONEY MARKET FUND

Tax-Free Money Market Fund invests only in high-quality municipal securities that have remaining maturities at the time of purchase of 397 days or less. Although the Fund will attempt to invest 100% of its assets in tax-exempt municipal securities, the interest on which is exempt from federal income tax, including the federal alternative minimum tax, the Fund reserves the right to invest up to 20% of the value of its net assets in securities, including private activity bonds, the interest on which is fully taxable or subject to the alternative minimum tax. As a fundamental policy, at least 80% of the Fund's income will, under normal circumstances, be exempt from federal income including the federal alternative minimum tax.

The Tax-Free Money Market Fund will invest in municipal obligations whose interest payments are exempt from federal income tax. Municipal obligations, which are issued by states, cities, municipalities or municipal agencies, will include variable rate demand obligations ("VRDOs"), tax anticipation notes ("TANS"), revenue anticipation notes ("RANS"), bond anticipation notes ("BANS"), construction loan notes, and tax-exempt commercial paper. The Fund may also invest in municipal bonds within the maturity limitations discussed above and may enter into commitments to purchase these securities on a delayed-delivery basis.

The Fund is non-diversified, which means that it has greater latitude than a diversified fund to invest in the securities of a relatively few municipal issuers. As a non-diversified fund, the Fund may present greater risks than a diversified fund.

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

The U.S. Government Securities Money Market Fund will invest exclusively in U.S. Treasury obligations, U.S. Government Subsidiary Corporation securities (e.g., GNMA Securities) and repurchase agreements with dealers selected pursuant to guidelines adopted by the Trust's Board of Trustees and collateralized by U.S. Treasury securities and U.S. Government Subsidiary Corporation securities.

U.S. TREASURY MONEY MARKET FUND

The U.S. Treasury Money Market Fund's investments are limited to obligations having a remaining maturity of 397 days or less that are issued by the U.S. Treasury and repurchase agreements that provide for repurchase within 397 days and that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The investment policies of the Fund may result in a lower yield than that of other money market funds, such as the Prime Quality Money Market Fund, which may invest in other types of instruments.

The U.S. Treasury Money Market Fund limits its investments so as to obtain the highest investment quality rating by an NRSRO. These quality ratings are based on, but not limited to, an analysis of the Fund's operational policies, investment strategies and management. These rating organizations also many undertake an ongoing analysis and assessment of these criteria in order to continually update the Fund's rating.

LIFE VISION PORTFOLIOS
----------------------

The Portfolios provide investors with the opportunity to pursue three distinct asset allocation strategies implemented through investments in shares of selected STI Classic Funds. By investing in the Portfolios, investors have the opportunity to diversify and allocate their assets among the broad range of funds in STI Classic Funds. The Adviser simplifies the diversification and asset allocation process by reviewing, analyzing, selecting, monitoring, reallocating and rebalancing each Portfolio's holdings of STI Classic Funds for investors.

The assets of each Portfolio will be allocated among underlying STI Classic Funds in accordance with its investment objective, the Adviser's outlook for the economy, the financial markets and the relative market valuations of the underlying STI Classic Funds. Each Portfolio has the ability to invest its assets allocated to a particular asset class in one or more of the underlying STI Classic Funds, which have differing investment objectives, policies and risk characteristics. The risks associated with investing in a Portfolio will vary depending upon how the assets within its asset classes are allocated from time to time among the underlying STI Classic Funds. Although the Portfolios currently expect to invest in one or more of the underlying STI Classic Funds identified below, the Adviser has the discretion to change the particular STI Classic Funds used as underlying investments for the Portfolios. If the Adviser determines in the future that it is in a Portfolio's best interest, the Adviser may substitute or include other underlying STI Classic Funds, including STI Classic Funds that do not currently exist.

                             STI PRIME QUALITY FUND
                            STI SHORT-TERM BOND FUND
                         STI INVESTMENT GRADE BOND FUND
                       STI U.S. GOVERNMENT SECURITIES FUND
                          STI CAPITAL APPRECIATION FUND
                         STI SMALL CAP GROWTH STOCK FUND
                           STI GROWTH AND INCOME FUND

The investment objective of each Portfolio is set forth below. Each Portfolio's objective, the asset allocation percentage ranges described below, the list of underlying STI Classic Funds described above, and those policies identified as non-fundamental may be changed by the Company's Board of Directors without shareholder approval. A Portfolio's investment policies identified as fundamental may not be changed except by approval of the majority of the outstanding shares of that Portfolio. The Adviser will manage each Portfolio consistent with that Portfolio's investment objective and policies. There is no assurance that a Portfolio will achieve its investment objective.

STI BALANCED PORTFOLIO

The STI Balanced Portfolio seeks both capital appreciation and current income. Under normal market conditions, the Portfolio will invest primarily in shares of underlying STI Classic Funds that invest primarily in equity securities, but at least 25% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in fixed-income securities. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Balanced Portfolio should offer investors a balanced level of income and capital appreciation, while subjecting investors to a lower level of principal risk.

STI GROWTH AND INCOME PORTFOLIO

The STI Growth and Income Portfolio seeks to provide long-term capital appreciation, with current income as a secondary objective. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in either equity securities that seek capital appreciation, or invest primarily in fixed-income securities that seek income. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Growth and Income Portfolio should offer investors the potential for a medium to high level of capital growth and the potential for a medium level of income, while subjecting investors to a medium level of principal risk.

STI MAXIMUM GROWTH PORTFOLIO

The STI Maximum Growth Portfolio seeks to provide a high level of capital appreciation, without regard to current income. Under normal market conditions, at least 80% of the Portfolio's total assets will be invested in shares of underlying STI Classic Funds that invest primarily in equity securities that seek capital appreciation. The Portfolio's remaining assets may be invested in shares of underlying STI Classic Funds that invest primarily in fixed-income securities, shares of underlying STI Classic Funds that are money market funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper.

In general, relative to the other Portfolios, the STI Maximum Growth Portfolio should offer investors the potential for a high level of capital growth, and the potential for a lower level of current income, while subjecting investors to a medium to high level of principal risk.

GENERAL INVESTMENT POLICIES OF THE PORTFOLIOS

To achieve each Portfolio's investment objective, the Adviser will attempt to identify and select a diversified portfolio of underlying STI Classic Funds. In the selection process, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses. Each Portfolio invests a percentage of its assets, within percentage ranges the Adviser believes appropriate, in select underlying

STI Classic Funds, which are separately-managed series of the Company. The percentages will reflect the extent to which each Portfolio invests in the particular market segment represented by each underlying fund in STI Classic Funds, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those corresponding underlying funds. These percentage ranges may change when it is appropriate in light of each Portfolio's investment objective. Each Portfolio may invest up to 100% of its assets in shares of the underlying STI Classic Funds. In addition, when the Adviser deems it appropriate, for temporary defensive purposes, each Portfolio may invest 100% of its assets directly in securities issued by the U.S. Government or its agencies or instrumentalities, repurchase agreements, short-term paper and shares of underlying STI Classic Funds that are money market funds (and shares of unaffiliated money market funds, as permitted by the SEC). To the extent that a Portfolio is engaged in temporary defensive investing, it will not be pursuing its investment objective. When the Adviser deems it appropriate, in order to meet liquidity needs, each Portfolio may invest its assets directly in securities issued by the U.S. Government or its agencies or instrumentalities, repurchase agreements, short-term paper and shares of underlying STI Classic Funds that are money market funds (and shares of unaffiliated money market funds, as permitted by the SEC).

The following risk factors are associated with a Portfolio's investments in underlying STI Classic Funds:

- When the Portfolios invest in underlying STI Classic Funds, shareholders will be exposed to the risks associated with investing in those underlying STI Classic Funds. Those risks include risks associated with investing in foreign securities, asset-backed securities, delayed delivery transactions, ADRs, mortgage-backed securities, repurchase agreements and reverse repurchase agreements.

- The Portfolios and the underlying STI Classic Funds have the same officers, Trustees and often the same investment advisor, which may give rise to certain conflicts of interest.

- Each Portfolio's investment performance is substantially related to the investment performance of the underlying STI Classic Funds.

- Investing in the underlying STI Classic Funds involves certain additional expenses that would not be present in a direct investment in the underlying STI Classic Funds. When a Portfolio invests in underlying STI Classic Funds, shareholders bear not only the Portfolio's expenses, but also the expenses of the underlying STI Classic Funds.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITORY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S.
dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

THE EURO

On January 1, 1999, the European Economic and Monetary Union (EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries that converted or tied their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal, and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros, although the bank notes used by participating countries remain legal tender. Approximately 46% of the stock exchange capitalization of the total European market may now be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisers may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets worldwide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS

Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES

Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the Emerging Markets, International Equity Index and International Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The Emerging Markets Equity, International Equity Index and International Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the Emerging Markets, International Equity Index and International Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, and Switzerland.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchase the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisers do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HIGH YIELD SECURITIES

High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by S&P or Baa by Moody's, or their unrated equivalents. The risks associated with investing in high yield securities include:

     (1) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
     (2) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
     (3) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.
     (4) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HEDGING TECHNIQUES

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT COMPANY SHARES

The Funds may purchase shares of other mutual funds to the extent consistent with applicable law. Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that you would indirectly bear a proportionate share of investment company operating expenses, such as advisory fees.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

     GOVERNMENT PASS-THROUGH SECURITIES

     These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

     Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

     PRIVATE PASS-THROUGH SECURITIES

     Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

     CMOS

     CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     REMICS

     REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

     Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

     STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

     The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

     Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisers believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Adviser will be the actual average life.

MUNICIPAL FORWARDS

Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS

Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They make take the form of a lease, an installment purchase contract, an conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES

     MUNICIPAL BONDS include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

     MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

     Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

     OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

     Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisers.

PAY-IN-KIND SECURITIES

Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisers monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESOURCE RECOVERY BONDS

The Tax-Free Money Market Fund and the municipal bond funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and (ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Funds include restricted securities, and each such Fund may invest up to 15% of its net assets (10% for the Money Market Funds) in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Adviser to be of good standing and when, in the judgment of that Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Adviser as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Adviser will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

SUPRANATIONAL AGENCY OBLIGATIONS

Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

SWAPS, CAPS, FLOORS, COLLARS

Swaps, caps, floors and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.

U.S. GOVERNMENT AGENCY OBLIGATIONS

U.S. Government agency obligations are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE SECURITIES

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WARRANTS

Warrants give holders the right, but not the obligation, to buy shares of a company at a given price, usually higher than the market price, during a specified period.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before one year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.


INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

ALL FUNDS (EXCEPT THE LIFE VISION PORTFOLIOS) MAY NOT:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the Bond Funds, Balanced Fund, Emerging Markets Equity Fund, International Equity Fund, International Equity

     Index Fund, Limited-Term Federal Mortgage Securities Fund, U.S. Government Securities Fund, Small Cap Equity Fund and Value Income Stock Fund, and may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that each Bond Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the Mid-Cap Equity, Sunbelt Equity, Balanced, Georgia Tax-Exempt Bond, Florida Tax-Exempt Bond, U.S. Government Securities, Limited-Term Federal Mortgage Securities, International Equity Index, International Equity, and Small Cap Equity Funds' purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

12. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments and, with respect to only the Money Market Funds, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

LIFE VISION PORTFOLIOS

A Portfolio may not:

1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by investment companies) if, as a result, more than 5% of the total assets of a Portfolio would be invested in the securities of such issuer; provided, however, that a Portfolio may invest more than 25% of its assets without regard to this restrictions permitted by applicable law.

2. Borrow money, except that a Portfolio (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Portfolio's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Portfolio has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets;

3. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 (the "Securities Act") in the disposition of restricted securities;

4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC");

5. Purchase the securities of any issuer (other than securities issuued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities issued by investment companies) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. In addition, each Portfolio may not invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Portfolio may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Portfolio may invest up to 100% of its assets in securities issued by investment companies;

6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business);

7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments; and

8.   Lend any security or make any other loan, except as permitted by the 1940
     Act.


NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

Each Portfolio does not currently intend to purchase securities on margin, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of transactions.

Each Portfolio does not currently intend to sell securities short.

Each Portfolio does not currently intend to purchase or sell futures contracts or put or call options.

Each Portfolio may not invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISERS

The Trust and STI Capital Management, N.A., Trusco Capital Management, Inc., and SunTrust Bank, Atlanta (the "Advisers") have entered into advisory agreements with the Trust (the "Advisory Agreements"). The Advisers are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with assets of $90.7 billion as of July 1, 1999. The Advisory Agreements provide that each Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its advisory services, STI Capital Management is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of: .95% of the average daily net assets of the Balanced Fund, 1.15% of the average daily net assets of the Capital Appreciation Fund and Small Cap Equity Fund, 1.30% of the average daily net assets of the Emerging Markets Equity Fund, .65% of the average daily net assets of the Florida Tax-Exempt Bond Fund and Limited-Term Federal Mortgage Securities Fund, 1.25% of the average daily net assets of the International Equity Fund, .74% of the average daily net assets of the Investment Grade Bond Fund and Investment Grade Tax-Exempt Bond Fund, and .80% of the average daily net assets of the Value Income Stock Fund.

For its advisory services, SunTrust Bank, Atlanta is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of: .65% of the average daily net assets of the Georgia Tax-Exempt Bond Fund. For its advisory services, Trusco Capital Management is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of: 1.10% of the average daily net assets of the Core Equity Fund and E-Commerce Opportunity Fund, 1.30% of the average daily net assets of the Emerging Markets Equity Fund, .90% of the average daily net assets of the Growth and Income Fund and International Equity Index Fund, .65% of the average daily net assets of the Maryland Municipal Bond Fund, Prime Quality Money Market Fund, Short-Term Bond Fund, Short Term U.S. Treasury Securities Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Intermediate Bond Fund, and Virginia Municipal Bond Fund, 1.15% of the average daily net assets of the Small Cap Growth Stock Fund, Sunbelt Equity Fund, and Tax Sensitive Growth Stock Fund, .55% of the average daily net assets of the Tax-Exempt Money Market Fund, .40% of the average daily net assets of the Tax-Free Money Market Fund, .74% of the average daily net assets of the U.S. Government Securities Fund, .25% of the average daily net assets of the Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio and Life Vision Maximum Growth Portfolio.

For the fiscal years ended May 31, 1999, 1998, and 1997, the Funds paid the following advisory fees:

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                           FEES PAID                            FEES WAIVED OR REIMBURSED
                            ------------------------------------------------------------------------------------
           FUND                 1999          1998          1997            1999           1998          1997
----------------------------------------------------------------------------------------------------------------
Balanced Fund               $ 2,545,612   $ 1,561,250   $ 1,025,089    $    248,175    $   225,921   $   151,557
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund   $23,290,783   $17,607,676   $12,775,800    $  1,878,163    $ 1,818,241   $ 1,227,247
----------------------------------------------------------------------------------------------------------------
Core Equity Fund                 *             *             *               *              *              *
----------------------------------------------------------------------------------------------------------------
E-Commerce Opportunity           *             *             *               *              *              *
Fund
----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity     $   353,884   $   532,879   $    84,210    $      11,313   $    90,361   $    52,769
Fund
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund+     $ 2,557,502   $ 4,336,987   $ 2,617,223    $           0   $         0   $         0
----------------------------------------------------------------------------------------------------------------
International Equity Fund   $ 7,655,210   $ 7,200,723   $ 4,336,172    $     308,111   $    69,504   $   157,567
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                              FEES PAID                           FEES WAIVED OR REIMBURSED
                            ------------------------------------------------------------------------------------
           FUND                    1999          1998          1997           1999          1998          1997
----------------------------------------------------------------------------------------------------------------
 International Equity Index   $   563,401   $   542,649   $   578,197   $    69,541   $    76,513   $    80,147
 Fund
----------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund          $ 3,717,216   $ 3,846,835   $ 3,008,690   $   354,916   $   422,281   $   318,871
----------------------------------------------------------------------------------------------------------------
 Small Cap Equity Fund        $ 3,701,484   $ 3,249,839   $   273,710   $   161,431   $   329,047   $    48,251
----------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock       $   314,194        *             *        $    78,750         *              *
 Fund
----------------------------------------------------------------------------------------------------------------
 Sunbelt Equity Fund          $ 3,788,317   $ 4,772,466   $ 4,399,351   $   417,491   $   515,457   $    42,535
----------------------------------------------------------------------------------------------------------------
 Tax Sensitive Growth         $ 1,007,528        *             *        $   123,598         *              *
 Stock Fund
----------------------------------------------------------------------------------------------------------------
 Value Income Stock Fund      $15,302,049   $15,826,018   $12,025,425   $         0   $         0   $       392
----------------------------------------------------------------------------------------------------------------
 Florida Tax-Exempt Bond      $   803,898   $   419,460   $   220,701   $   133,397   $   120,797   $    72,605
 Fund
----------------------------------------------------------------------------------------------------------------
 Georgia Tax-Exempt           $   575,142   $   300,318   $   181,715   $    95,940   $    93,650   $    63,837
 Bond Fund
----------------------------------------------------------------------------------------------------------------
 Investment Grade Bond        $ 6,499,072   $ 4,883,197   $ 4,147,888   $   742,556   $   794,236   $   644,859
 Fund
----------------------------------------------------------------------------------------------------------------
 Investment Grade Tax-        $ 1,381,082   $ 1,118,840   $ 1,081,635   $   191,430   $   208,488   $   190,250
 Exempt Bond Fund
----------------------------------------------------------------------------------------------------------------
 Limited-Term Federal         $   955,171   $   739,677   $   540,017   $   153,180   $   158,869   $   150,604
 Mortgage Securities Fund
----------------------------------------------------------------------------------------------------------------
 Maryland Municipal Bond      $    84,391   $    50,300   $    18,497   $    48,919   $    61,300   $    15,422
 Fund+
----------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund         $   889,938   $   554,291   $   485,613   $   139,499   $   164,522   $   138,732
----------------------------------------------------------------------------------------------------------------
 Short-Term U.S. Treasury     $   352,070   $   150,659   $    83,694   $    61,000   $    77,862   $    72,064
 Securities Fund
----------------------------------------------------------------------------------------------------------------
 U.S. Government              $   380,132   $   187,053   $    91,748   $    57,540   $    54,354   $    58,637
 Securities Fund
----------------------------------------------------------------------------------------------------------------
 Virginia Intermediate        $   641,310   $ 1,248,000   $   430,612   $         0   $         0   $         0
 Municipal Bond Fund+
----------------------------------------------------------------------------------------------------------------
 Virginia Municipal Bond      $   109,885   $   167,000   $    72,398   $    19,517   $    28,000   $    12,074
 Fund+
----------------------------------------------------------------------------------------------------------------
 Prime Quality Money          $17,530,383   $ 9,510,944   $ 7,586,108   $ 4,355,704   $ 2,699,560   $ 2,181,008
 Market Fund
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                             FEES PAID                           FEES WAIVED OR REIMBURSED
                            ------------------------------------------------------------------------------------
           FUND                   1999          1998          1997           1999          1998          1997
----------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money             $ 4,121,914   $     2,218   $ 1,687,976   $ 1,057,349   $   881,994   $   673,486
 Market Fund
----------------------------------------------------------------------------------------------------------------
 Tax-Free Money Market        $   606,611   $   963,325   $   732,401   $     2,867   $         0   $         0
 Fund+
----------------------------------------------------------------------------------------------------------------
 U.S. Government              $ 2,991,771   $ 1,983,590   $ 1,935,898   $   607,412   $   580,236   $   518,656
 Securities Money Market
 Fund
----------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money          $ 1,485,679   $     2,412   $   732,401   $    20,972   $         0   $         0
 Market Fund+
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

*Not in operation during the period.

+ Prior to May 24, 1999, advisory fees were paid by the predecessor to this fund pursuant to an agreement between the CrestFunds and the Adviser for the fiscal years ended November 30, 1999, November 30, 1998, and November 30, 1997, respectively.

Crestar Asset Management Company served as the Adviser to the predecessors of the Life Vision Balanced, Life Vision Growth and Income, and Life Vision Maximum Growth Portfolios.


For the fiscal years ended May 31, the Portfolios paid the following advisory fees:

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                 FEES PAID                       FEES WAIVED OR REIMBURSED
                                     -------------------------------------------------------------------------
            FUND                       1999         1998         1997          1999        1998         1997
--------------------------------------------------------------------------------------------------------------
 Life Vision Balanced Portfolio+     $114,314     $233,180     $ 93,141     $ 54,595     $119,987     $ 48,499
--------------------------------------------------------------------------------------------------------------
 Life Vision Growth and              $ 25,358     $ 53,342     $ 22,542     $ 15,141     $ 32,109     $ 13,685
 Income Portfolio+
--------------------------------------------------------------------------------------------------------------
 Life Vision Maximum Growth          $ 21,986     $ 39,508     $ 13,269     $ 13,352     $ 25,574     $  9,042
 Portfolio+
--------------------------------------------------------------------------------------------------------------

+ Prior to May 24, 1999, advisory fees were paid by the predecessor to this fund pursuant to an agreement between The CrestFunds and the Adviser for the fiscal years ended November 30, 1999, November 30, 1998, and November 30, 1997, respectively.

Each Adviser has agreed to waive its fees or reimburse expenses in order to limit Fund expenses.

BANKING LAWS

Current interpretations of federal banking laws and regulations:

- prohibit SunTrust and the Advisers from sponsoring, organizing, controlling, or distributing the Funds' shares; but

- do not prohibit SunTrust or the Advisers generally from acting as an investment Adviser, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisers believe that they may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisers from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisers, or their affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisers, or their affiliates, might offer to provide additional services.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to the Administration Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(-Registered Trademark-), CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and UAM Funds, Inc. II.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

For the fiscal years ended May 31, 1999, 1998, and 1997, the Funds paid the following administration fees:

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                       FEES PAID                                   FEES WAIVED
                                      -------------------------------------------------------------------------------------

            FUND                          1999           1998            1997          1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                        $  208,163     $  136,092     $   83,063     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund            $1,575,430     $1,218,000     $  817,905     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Core Equity Fund                          *              *              *              *              *              *
---------------------------------------------------------------------------------------------------------------------------
 E-Commerce Opportunity Fund               *              *              *              *              *              *
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity Fund         $   21,195     $   29,039     $    6,932     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Growth and Income Fund +             $  493,155     $  950,402     $  523,466     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 International Equity Fund            $  476,693     $  415,520     $  240,114     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 International Equity Index Fund      $   48,702     $   43,285     $   48,464     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                  $  253,448     $  266,851     $  194,430     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Equity Fund                $  250,735     $  229,578     $   18,406     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock Fund          $   20,515          *              *         $        0          *              *
---------------------------------------------------------------------------------------------------------------------------
 Sunbelt Equity Fund                  $  258,093     $  329,793     $  283,101     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Tax Sensitive Growth Stock           $   66,610          *              *         $        0          *              *
 Fund
---------------------------------------------------------------------------------------------------------------------------
 Value Income Stock Fund              $1,497,697     $1,427,644     $1,009,167     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Florida Tax-Exempt Bond Fund         $   96,215     $   60,551     $   30,279     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Exempt Bond Fund         $   68,828     $   44,095     $   25,353     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Investment Grade Bond Fund           $  683,010     $  549,688     $  435,278     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Investment Grade Tax-Exempt          $  146,363     $  128,433     $  115,500     $        0     $        0     $        0
 Bond Fund
---------------------------------------------------------------------------------------------------------------------------
 Limited-Term Federal Mortgage        $  114,528     $   99,420     $   71,264     $        0     $        0     $        0
 Securities Fund
---------------------------------------------------------------------------------------------------------------------------
 Maryland Municipal Bond              $   32,996     $   26,561     $    4,627     $        0     $        0     $    4,627
 Fund+
---------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund                 $  106,351     $   80,065     $   64,664     $        0     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------
 Short-Term U.S. Treasury             $   42,157     $   25,973     $   16,075     $        0     $        0     $        0
 Securities Fund
---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities           $   39,700     $   23,704     $   13,641     $        0     $        0     $        0
 Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                       FEES PAID                                  FEES WAIVED
                                      -------------------------------------------------------------------------------------

            FUND                          1999           1998            1997          1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------

 Virginia Intermediate                $  185,163     $  375,000     $  138,184     $        0     $      384     $        0
 Municipal Bond Fund +
---------------------------------------------------------------------------------------------------------------------------
 Virginia Municipal Bond Fund +       $   27,344     $   46,181     $   18,111     $   19,949     $   36,381     $   18,111
---------------------------------------------------------------------------------------------------------------------------
 Prime Quality Money Market           $2,092,485     $  784,975     $  661,962     $  249,822     $  570,531     $  347,518
 Fund
---------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Market              $  583,271     $  398,493     $  288,647     $        0     $    9,560     $        0
 Fund
---------------------------------------------------------------------------------------------------------------------------
 Tax-Free Money Market Fund +         $  222,145     $  366,000     $  275,026     $        0     $       65     $        0
---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities           $  358,833     $  236,106     $  212,454     $    2,621     $   46,908     $   41,257
 Money Market Fund
---------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Market           $  549,645     $  927,282     $  592,194     $        0     $        0     $        0
 Fund +
---------------------------------------------------------------------------------------------------------------------------
 Life Vision Balanced Portfolio +     $   19,970                                   $  13,337
---------------------------------------------------------------------------------------------------------------------------
 Life Vision Growth and Income        $   20,120                                   $  18,179
 Portfolio +
---------------------------------------------------------------------------------------------------------------------------
 Life Vision Maximum Growth           $   20,472                                   $  19,058
 Portfolio +
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

*  Not in operation during the period.

+ Prior to May 24, 1999, administrator fees were paid by the predecessor to this fund pursuant to an agreement between the CrestFunds and the Administrator for the fiscal years ended November 30, 1999, November 30, 1998, and November 30, 1997, respectively.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of Shares of the Trust. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan (the "Investor Plan"), and the Flex Shares of the Funds have a distribution and service plan (the "Flex Plan").

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the disinterested Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

For the fiscal years ended May 31, 1999, 1998, and 1997, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                AGGREGATE SALES CHARGE PAYABLE TO              AMOUNT RETAINED BY DISTRIBUTOR
                                                          DISTRIBUTOR
                FUND                        -------------------------------------------------------------------------------------
                                               1999            1998           1997           1999           1998          1997
---------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                               $   32,800     $   48,373     $   13,525     $    7,780     $        0     $        0
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                   $1,916,000     $  560,435     $  264,747     $  127,525     $      312     $      958
---------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                                  *              *              *              *              *              *
---------------------------------------------------------------------------------------------------------------------------------
E-Commerce Opportunity Fund                       *              *              *              *              *              *
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund +                    $   26,000     $   50,000     $  323,215     $   16,000     $   50,000     $   28,268
---------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                   $   51,756     $   93,755     $        0     $   16,007     $       16     $        0
---------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund             $   22,720     $    5,285     $        0     $   51,229     $       16     $        0
---------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                         $   90,377     $   93,073     $   31,167     $    6,975     $       26     $       61
---------------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                         $   97,209     $   57,613     $   36,784     $    6,801     $        0     $       47
---------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                     $  638,471     $  576,856     $  335,991     $        0     $      361     $      100
---------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                $    7,000     $    7,296     $    3,657     $    2,173     $        0     $       24
---------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                $    6,000     $    7,871     $    6,999     $    6,260     $        0     $       97
---------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                  $  142,000     $   54,658     $   32,358     $   36,642     $        0     $       62
---------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt                 $  115,000     $   10,402     $   14,487     $   11,683     $       36     $       20
Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal                        $    6,000     $      485     $      882     $    1,486     $        0     $       11
Mortgage Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                        $    4,000     $    1,056     $      617     $    4,278     $       10     $        0
---------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury                    $    5,000     $      547     $      796     $    5,266     $        4     $        0
Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                  $    9,400     $   23,873     $      766     $    1,771     $        0     $        3
Fund
---------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal             $    6,000     $   13,621     $   25,358     $    5,894     $    3,007     $    2,316
Bond Fund +
---------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market                  $    1,157     $     716             N/A     $      188     $      251           N/A
Fund
---------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                  $      104     $     214             N/A     $       49     $       27           N/A
Money Market Fund
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                $      214     $     190             N/A     $       58     $       64           N/A
---------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                  $       14     $      33             N/A     $       14     $       33           N/A
---------------------------------------------------------------------------------------------------------------------------------

+ Prior to May 24, 1999, sales charges were paid by the predecessor to this fund pursuant to an agreement between the CrestFunds and the Distributor for the fiscal years ended November 30, 1999, November 30, 1998, and November 30, 1997, respectively.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of those
Shares:

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                                 DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                                       --------------------------------------------------------------------
                  FUND(S)                                                 $100,000 but       $250,000 but
                                                       Less than          less than          less than           $1,000,000
                                                       $100,000           $250,000           $1,000,000          and over
---------------------------------------------------------------------------------------------------------------------------
Balanced, Capital Appreciation, Growth and             3.375%             2.925%             2.250%              1.350%
Income Fund, International Equity Index,
International Equity, Mid-Cap Equity, Small
Cap Equity, Sunbelt Equity, Value Income
Stock, Florida Tax-Exempt Bond, Georgia
Tax-Exempt Bond, Investment Grade Bond,
Investment Grade Tax-Exempt Bond, U.S.
Government Securities, and Virginia
Intermediate Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund          2.250%             1.575%             1.125%              None
---------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                   1.800%             1.350%             0.900%              None
---------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund               0.900%             0.675%             0.450%              None
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

For the fiscal years ended May 31, 1999, 1998 and 1997, the aggregate sales charges payable to the Distributor with respect to the Flex Shares of the Funds were as follows:

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                           AGGREGATE SALES CHARGE PAYABLE               AMOUNT RETAINED BY DISTRIBUTOR
            FUND                                   TO DISTRIBUTOR
                                    -------------------------------------------------------------------------------------
                                         1999           1998           1997           1999           1998          1997
-------------------------------------------------------------------------------------------------------------------------
Balanced Fund                       $  441,125     $   11,758     $    4,299     $   14,028     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund           $1,276,420     $   60,500     $   18,958     $        0     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                          *              *              *              *              *              *
-------------------------------------------------------------------------------------------------------------------------
E-Commerce Opportunity Fund         $      136           *              *              *              *              *
-------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund +            $    9,948     $      203     $        0     $   21,000     $   51,745     $   22,970
-------------------------------------------------------------------------------------------------------------------------
International Equity Fund           $  193,720     $   23,393     $        0     $   51,229     $        0              *
-------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund     $   12,866     $      992     $        0     $    4,378     $        0              *
-------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                 $  172,976     $    8,666     $   10,239     $   25,502     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund               $  275,796     $        0     $        0     $   63,824     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund         $    4,124           *              *        $    8,257           *              *
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                          AGGREGATE SALES CHARGE PAYABLE               AMOUNT RETAINED BY DISTRIBUTOR
            FUND                                   TO DISTRIBUTOR
                                    -------------------------------------------------------------------------------------
                                         1999           1998           1997           1999           1998          1997
-------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund     $  144,663           *              *        $    8,880           *              *
-------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                 $   63,891     $    4,183     $    8,144     $   19,557     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund             $    1,171     $  112,674     $   41,778     $    9,021     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund        $   58,100     $    2,556     $    1,632     $   47,200     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund        $   58,183     $    3,920     $    2,915     $   41,114     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund          $  135,983     $   10,040     $    5,684     $   47,023     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt         $   66,107     $    2,900     $   10,407     $   29,696     $        0     $        0
Bond Fund
-------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage       $        0     $    2,805     $    2,067     $   17,676     $        0     $        0
Securities Fund
-------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund +      $   24,464     $       18     $        0     $        0     $    1,000     $    1,644
-------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                $       21     $    1,395     $    1,678     $   20,743     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury            $       27     $    2,377     $    8,261     $   26,536     $        0     $        0
Securities Fund
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund     $   54,173     $    2,014     $    2,823     $   21,800     $        0     $        0
-------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund +      $   25,146     $       26     $        0     $        0     $    1,000     $    4,362
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

*Not in operation during the period.

+ Prior to May 24, 1999, sales charges fees were paid by the predecessor to this fund pursuant to an agreement between the CrestFunds and the Distributor for the fiscal years ended November 30, 1999, November 30, 1998, and November 30, 1997, respectively.

INVESTOR SHARES AND FLEX SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to the following respective levels: .28% of the average daily net assets of the Balanced Fund; .68% of the average daily net assets of the Capital Appreciation Fund; .45% of the average daily net assets of the Core Equity Fund, .55% of the average daily net assets of the E-Commerce Opportunity Fund, .25% of the average daily net assets of the Growth and Income Fund, .33% of the average daily net assets of the International Equity Fund; .38% of the average daily net assets of the International Equity Index Fund; .43% of the average daily net assets of the Mid-Cap Equity Fund; .43% of the average daily net assets of the Sunbelt Equity Fund; .33% of the average daily net assets of the Value Income Stock Fund; .18% of the average daily net assets of the Florida Tax-Exempt Bond Fund; .18% of the average daily net assets of the Georgia Tax-Exempt Bond Fund;.43% of the average daily net assets of the Investment Grade Bond Fund; .43% of the average daily net assets of the Investment Grade Tax-Exempt Bond Fund; .23% of the average daily net assets of the Limited-

Term Federal Mortgage Securities Fund; .23% of the average daily net assets of the Short-Term Bond Fund; .18% of the average daily net assets of the Short-Term U.S. Treasury Securities Fund; .38% of the average daily net assets of the U.S. Government Securities Fund; .15% of the Virginia Intermediate Municipal Bond Fund, .20% of the average daily net assets of the Prime Quality Money Market Fund; .15% of the average daily net assets of the Tax-Exempt Money Market Fund;
 .40% of the average daily net assets of the Tax-Free Money Market Fund and .17% of the average daily net assets of the U.S. Government Securities Money Market Fund.

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Bond Funds',

Tax-Exempt Bond Funds', Equity Funds' and Balanced Fund's aggregate average daily net assets attributable to its Flex Shares.

For the fiscal years ended May 31, 1999, 1998 and 1997, the Funds paid the following amounts pursuant to the Investor Plan:

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                                      DISTRIBUTION FEES - AMOUNT PAID
                                                  ----------------------------------------
                                                       1999           1998           1997
                          FUND
------------------------------------------------------------------------------------------
Balanced Fund                                     $   23,800     $    5,628     $    2,390
------------------------------------------------------------------------------------------
Capital Appreciation Fund                         $1,788,277     $1,442,648     $1,109,436
------------------------------------------------------------------------------------------
Core Equity Fund                                        *              *              *
------------------------------------------------------------------------------------------
E-Commerce Opportunity Fund                             *              *              *
------------------------------------------------------------------------------------------
Growth and Income Fund                            $    9,546     $        0     $  323,215
------------------------------------------------------------------------------------------
International Equity Fund                         $   44,271     $   34,499     $   10,778
------------------------------------------------------------------------------------------
International Equity Index Fund                   $   17,681     $    7,582     $    8,005
------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                               $   83,377     $   70,254     $   56,187
------------------------------------------------------------------------------------------
Sunbelt Equity Fund                               $   90,209     $   91,069     $   80,282
------------------------------------------------------------------------------------------
Value Income Stock Fund                           $  638,471     $  630,527     $  437,882
------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                      $    4,353     $        0     $        0
------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                      $        0     $        0     $        0
------------------------------------------------------------------------------------------
Investment Grade Bond Fund                        $  106,142     $   96,090     $   94,495
------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund             $  103,735     $   76,472     $  100,819
------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund     $    4,211     $      161     $        0
------------------------------------------------------------------------------------------
Short-Term Bond Fund                              $        0     $       33     $        0
------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund          $        0     $        0     $        0
------------------------------------------------------------------------------------------
U.S. Government Securities Fund                   $    9,461     $      385     $    1,150
------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund         $        0     $        0
------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                   $  969,143     $  465,411     $  342,798
------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund      $   55,233     $   69,957     $   66,016
------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                      $  156,035     $  125,986     $   89,912
------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                        $        0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

For the fiscal years ended May 31, 1999, 1998 and 1997, the Funds paid the following amounts pursuant to the Flex Plan:

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                                       DISTRIBUTION FEES - AMOUNT PAID
                                                  ----------------------------------------
                                                       1999           1998           1997
            FUND
------------------------------------------------------------------------------------------
Balanced Fund                                     $  427,125     $  125,786     $   28,723
------------------------------------------------------------------------------------------
Capital Appreciation Fund                         $1,276,420     $  672,585     $  201,520
------------------------------------------------------------------------------------------
Core Equity Fund                                           *              *              *
------------------------------------------------------------------------------------------
E-Commerce Opportunity Fund                                *              *              *
------------------------------------------------------------------------------------------
Growth and Income Fund                            $    9,115     $       52
------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                               $  146,976     $  123,932     $   53,907
------------------------------------------------------------------------------------------
International Equity Fund                         $  142,491     $  148,500     $   18,519
------------------------------------------------------------------------------------------
International Equity Index Fund                   $    8,488     $    2,090     $        0
------------------------------------------------------------------------------------------
Small Cap Equity Fund                             $  210,796     $  155,949              *
------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                       $    4,174              *              *
------------------------------------------------------------------------------------------
Sunbelt Equity Fund                               $   43,891     $   50,902     $   27,568
------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                   $  134,651              *              *
------------------------------------------------------------------------------------------
Value Income Stock Fund                           $1,661,859     $1,234,587     $  433,655
------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                      $   67,973     $   30,177     $    5,962
------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                      $   58,863     $   30,028     $   20,094
------------------------------------------------------------------------------------------
Investment Grade Bond Fund                        $  135,936     $   56,167     $   29,558
------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund             $   66,139     $   39,461     $   36,489
------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund     $        0     $      533     $        0
------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                      $   24,464     $   17,000
------------------------------------------------------------------------------------------
Short-Term Bond Fund                              $        0     $      379     $        0
------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund          $        0     $      170     $      510
------------------------------------------------------------------------------------------
U.S. Government Securities Fund                   $   32,173     $   17,051     $   15,260
------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                      $   25,146     $   25,000
------------------------------------------------------------------------------------------

*Not in operation during the period.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of Funds except for the Emerging Markets, International Equity and International Equity Index Funds. The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian for the Emerging Markets, International Equity and International Equity Index Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784
Funds -Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Pillar Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993- present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.

MARK NAGLE (10/20/59) - President, Controller, Treasurer and Chief Financial Officer - President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981- September 1995.

JAMES R. FOGGO (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary -1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1993.

--------------------------
* Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1999, the Trust paid the following amounts to Trustees and Officers of the Trust:

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                     ESTIMATED
                                                             PENSION OR                ANNUAL        TOTAL COMPENSATION
                                        AGGREGATE         RETIREMENT BENEFITS         BENEFITS       FROM FUND AND FUND
                                      COMPENSATION         ACCRUED AS PART OF           UPON           COMPLEX PAID TO
    NAME OF PERSON, POSITION            FROM FUND           FUND EXPENSES            RETIREMENT           TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum,                       $16,000                  N/A                    N/A        $18,000 for service on
Trustee                                                                                             two boards
----------------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee                   $18,000                  N/A                    N/A        $18,000 for service on
                                                                                                    two boards
----------------------------------------------------------------------------------------------------------------------------
Champney A. McNair,                      $16,000                  N/A                    N/A        $18,000 for service on
Trustee                                                                                             two boards
----------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee                $16,000                  N/A                    N/A        $18,000 for service on
                                                                                                    two boards
----------------------------------------------------------------------------------------------------------------------------
T. Gordy Germany,                        $16,000                  N/A                    N/A        $18,000 for service on
Trustee                                                                                             two boards
----------------------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee           $16,000                  N/A                    N/A        $18,000 for service on
                                                                                                    two boards
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                                     ESTIMATED
                                                             PENSION OR                ANNUAL        TOTAL COMPENSATION
                                        AGGREGATE         RETIREMENT BENEFITS         BENEFITS       FROM FUND AND FUND
                                      COMPENSATION         ACCRUED AS PART OF           UPON           COMPLEX PAID TO
    NAME OF PERSON, POSITION            FROM FUND           FUND EXPENSES            RETIREMENT           TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee              $11,500                  N/A                    N/A        $13,000 for service on
                                                                                                    two boards
----------------------------------------------------------------------------------------------------------------------------
William H. Cammack,                        N/A                    N/A                    N/A        $     0 for service on
Trustee*                                                                                            two boards
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

* Messr. Cammack is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base

Period Return + 1) TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                               (E)
     TAX EQUIVALENT YIELD =  ------- + T
                             (1 - P)

          E = the portion of the yield which is tax-exempt
          P = stated income tax rate
          T = the portion of the yield which is taxable


For the 7-day period ended May 31, 1999, the Money Market Funds' current effective and tax equivalent yields were as follows:

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                              7-DAY                7-DAY
                                                                        7-DAY            TAX EQUIVALENT        TAX EQUIVALENT
           FUND                 CLASS OF          7-DAY YIELD      EFFECTIVE YIELD            YIELD           EFFECTIVE YIELD
                                 SHARES
-----------------------------------------------------------------------------------------------------------------------------
Prime Quality Money         Trust                   4.40%               4.49%                  N/A                   N/A
Market Fund                 -------------------------------------------------------------------------------------------------
                            Investor                4.23%               4.32%                  N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money            Trust                   2.70%               2.74%                 4.47%                 4.54%
Market Fund                 -------------------------------------------------------------------------------------------------
                            Investor                2.60%               2.63%                 4.30%                 4.35%
-----------------------------------------------------------------------------------------------------------------------------
Tax-Free Money              Trust                   2.96%               3.00%                 4.90%                 4.97%
Market Fund                 -------------------------------------------------------------------------------------------------
                            Investor                2.80%               2.84%                 4.64%                 4.70%
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government             Trust                   4.20%               4.29%                  N/A                   N/A
Securities Money            -------------------------------------------------------------------------------------------------
Market Fund                 Investor                4.06%               4.15%                  N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money         Trust                   4.35%               4.44%                  N/A                   N/A
Market Fund
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

THIRTY-DAY YIELD

The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Equity Funds and Life Vision Portfolios may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1) TO THE POWER OF 6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 1999, yields on the Funds other than the Money Market Funds were as follows:

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
             FUND                        CLASS OF SHARES                       YIELD
------------------------------------------------------------------------------------
Balanced Fund                        Trust Shares                              2.12%
                                     -----------------------------------------------
                                     Investor Shares                           1.75%
                                     -----------------------------------------------
                                     Flex Shares                               1.05%
------------------------------------------------------------------------------------
Capital Appreciation Fund            Trust Shares                              0.00%
                                     -----------------------------------------------
                                     Investor Shares                           0.00%
                                     -----------------------------------------------
                                     Flex Shares                               0.00%
------------------------------------------------------------------------------------
Core Equity Fund                     Trust Shares                                *
                                     -----------------------------------------------
                                     Investor Shares                             *
                                     -----------------------------------------------
                                     Flex Shares                                 *
------------------------------------------------------------------------------------
E-Commerce Opportunity Fund          Trust Shares                                *
                                     -----------------------------------------------
                                     Investor Shares                             *
                                     -----------------------------------------------
                                     Flex Shares                                 *
------------------------------------------------------------------------------------
Emerging Markets Equity Fund         Trust Shares                                --
------------------------------------------------------------------------------------
Growth and Income Fund               Trust Shares                              0.32%
                                     -----------------------------------------------
                                     Investor Shares                           0.32%
                                     -----------------------------------------------
                                     Flex Shares                               0.00%
------------------------------------------------------------------------------------
International Equity Fund            Trust Shares                                --
                                     -----------------------------------------------
                                     Investor Shares                             --
                                     -----------------------------------------------
                                     Flex Shares                                 --
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
             FUND                        CLASS OF SHARES                       YIELD
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
International Equity Index Fund      Trust Shares                                --
                                     -----------------------------------------------
                                     Investor Shares                             --
                                     -----------------------------------------------
                                     Flex Shares                                 --
------------------------------------------------------------------------------------
Mid-Cap Equity Fund                  Trust Shares                              0.00%
                                     -----------------------------------------------
                                     Investor Shares                           0.00%
                                     -----------------------------------------------
                                     Flex Shares                               0.00%
------------------------------------------------------------------------------------
Small Cap Equity Fund                Trust Shares                              1.10%
                                     -----------------------------------------------
                                     Flex Shares                               0.07%
------------------------------------------------------------------------------------
Small Cap Growth Stock Fund          Trust Shares                              0.00%
                                     -----------------------------------------------
                                     Investor Shares                             *
                                     -----------------------------------------------
                                     Flex Shares                               0.00%
------------------------------------------------------------------------------------
Sunbelt Equity Fund                  Trust Shares                              0.00%
                                     -----------------------------------------------
                                     Investor Shares                           0.00%
                                     -----------------------------------------------
                                     Flex Shares                               0.00%
------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund      Trust Shares                              0.26%
                                     -----------------------------------------------
                                     Flex Shares                               0.00%
------------------------------------------------------------------------------------
Value Income Stock Fund              Trust Shares                              1.86%
                                     -----------------------------------------------
                                     Investor Shares                           1.43%
                                     -----------------------------------------------
                                     Flex Shares                               0.73%
------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund         Trust Shares                              3.80%
                                     -----------------------------------------------
                                     Investor Shares                           3.45%
                                     -----------------------------------------------
                                     Flex Shares                               3.14%
------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund         Trust Shares                              3.74%
                                     -----------------------------------------------
                                     Investor Shares                           3.40%
                                     -----------------------------------------------
                                     Flex Shares                               3.05%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
             FUND                        CLASS OF SHARES                       YIELD
------------------------------------------------------------------------------------
Investment Grade Bond Fund           Trust Shares                              5.91%
                                     -----------------------------------------------
                                     Investor Shares                           5.42%
                                     -----------------------------------------------
                                     Flex Shares                               5.20%
------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond     Trust Shares                              3.61%
Fund                                 -----------------------------------------------
                                     Investor Shares                           3.10%
                                     -----------------------------------------------
                                     Flex Shares                               2.76%
------------------------------------------------------------------------------------
Limited-Term Federal Mortgage        Trust Shares                              5.33%
Securities Fund                      -----------------------------------------------
                                     Investor Shares                           4.93%
                                     -----------------------------------------------
                                     Flex Shares                               4.73%
------------------------------------------------------------------------------------
Maryland Municipal Bond Fund         Trust Shares                              3.47%
                                     -----------------------------------------------
                                     Flex Shares                               2.59%
------------------------------------------------------------------------------------
Short-Term Bond Fund                 Trust Shares                              5.15%
                                     -----------------------------------------------
                                     Investor Shares                           4.92%
                                     -----------------------------------------------
                                     Flex Shares                               4.67%
------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities  Trust Shares                              4.49%
Fund                                 -----------------------------------------------
                                     Investor Shares                           4.30%
                                     -----------------------------------------------
                                     Flex Shares                               4.14%
------------------------------------------------------------------------------------
U.S. Government Securities Fund      Trust Shares                              6.09%
                                     -----------------------------------------------
                                     Investor Shares                           5.87%
                                     -----------------------------------------------
                                     Flex Shares                               5.46%
------------------------------------------------------------------------------------
Virginia Intermediate Municipal      Trust Shares                              3.83%
Bond Fund                            -----------------------------------------------
                                     Investor Shares                           3.77%
------------------------------------------------------------------------------------
Virginia Municipal Bond Fund         Trust Shares                              4.17%
                                     -----------------------------------------------
                                     Flex Shares                               3.27%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
             FUND                        CLASS OF SHARES                       YIELD
------------------------------------------------------------------------------------
Life Vision Balanced Portfolio       Trust Shares                              1.85%
------------------------------------------------------------------------------------
Life Vision Growth and Income        Trust Shares                              1.38%
Portfolio
------------------------------------------------------------------------------------
Life Vision Maximum Growth           Trust Shares                              0.02%
Portfolio
------------------------------------------------------------------------------------
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*Not in operation during the period.

The Tax-Exempt Bond Funds' "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                                    E
          TAX EQUIVALENT YIELD = ------- + T
                                 (1 - P)

          E = the portion of the yield which is tax-exempt
          P = stated income tax rate
          T = the portion of the yield which is taxable

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6%, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.0%, for the Maryland Municipal Bond Fund, Maryland taxes at a rate of 7.9%, and for the Virginia Intermediate Municipal and Virginia Municipal Bond Funds, Virginia taxes at a rate of 5.75%.

For the 30-day period ended May 31, 1999, the tax-equivalent yields for the Trust Shares were as follows: for the Florida Tax-Exempt Bond Fund - 6.29%, Georgia Tax-Exempt Bond Fund - 6.88%, Investment Grade Tax-Exempt Bond Fund - 5.98%, Maryland Municipal Bond Fund - 6.61%, Virginia Intermediate Municipal Bond Fund - 7.01%, and Virginia Municipal Bond Fund - 7.63%.

For the 30-day period ended May 31, 1999, the tax-equivalent yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Florida Tax-Exempt Bond Fund - 5.71%, Georgia Tax-Exempt Bond Fund - 6.25%, Investment Grade Tax-Exempt Bond Fund - 5.13%, and Virginia Intermediate Municipal Bond Fund - 6.90%.

For the 30-day period ended May 31, 1998, the tax-equivalent yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the, Florida Tax-Exempt Bond Fund - 5.20%, Georgia Tax-Exempt Bond Fund - 5.61%, Investment Grade Tax-Exempt Bond Fund - 4.57% Maryland Municipal Bond Fund - 4.94%, and Virginia Municipal Bond Fund - 5.98%.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

CALCULATION OF TOTAL RETURN

From time to time, the Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Balanced and Equity Funds may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T) to the power of n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisers in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $ 450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1999 and for the one-year, five-year and ten-year periods ended May 31, 1999 were as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL TOTAL RETURN
     FUND                                                         -------------------------------------------------------
                                 CLASS OF SHARES                  ONE YEAR      FIVE           TEN            SINCE
                                                                               YEARS          YEARS         INCEPTION
-------------------------------------------------------------------------------------------------------------------------
Balanced Fund       Trust Shares(47)                              10.98%       15.05%           *             13.46%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--With Sales Load(47)           6.56%       13.80%           *             12.25%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(47)       10.70%       14.67%           *             13.05%
                    -----------------------------------------------------------------------------------------------------
                    Flex Share--With Sales Load(2)                 7.84%           *            *             15.41%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(2)             9.84%           *            *             15.41%
-------------------------------------------------------------------------------------------------------------------------
Capital             Trust Shares(3)                               17.83%       21.21%           *             18.10%
Appreciation        -----------------------------------------------------------------------------------------------------
Fund                Investor Shares--With Sales Load(4)           12.80%       19.52%           *             17.16%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(4)        17.20%       20.44%           *             17.81%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(5)               14.51%          *             *             23.82%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(5)            16.50%          *             *             23.82%
-------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL TOTAL RETURN
     FUND                                                        --------------------------------------------------------
                                 CLASS OF SHARES                 ONE YEAR       FIVE           TEN            SINCE
                                                                               YEARS          YEARS         INCEPTION
-------------------------------------------------------------------------------------------------------------------------
Core Equity         Trust Shares                                    *             *             *                *
Fund                -----------------------------------------------------------------------------------------------------
                    Investor Shares-- With Load                     *             *             *                *
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares-- Without Load                  *             *             *                *
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares-- With Load                         *             *             *                *
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares-- Without Load                      *             *             *                *
-------------------------------------------------------------------------------------------------------------------------
E-Commerce          Trust Shares                                    *             *             *                *
Opportunity         -----------------------------------------------------------------------------------------------------
Fund                Investor Shares-- With Load                     *             *             *                *
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares-- Without Load                  *             *             *                *
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares-- With Load                         *             *             *                *
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares-- Without Load                      *             *             *                *
-------------------------------------------------------------------------------------------------------------------------
Emerging            Trust Shares(52)                              (6.22)%         *             *            (6.62)%***
Markets
Equity Fund
-------------------------------------------------------------------------------------------------------------------------
Growth and          Trust Shares(6)                               15.58%       20.70%           *             17.68%
Income Fund         -----------------------------------------------------------------------------------------------------
                    Investor Shares-- With Load(7)                11.30%       19.77%           *             16.76%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares-- Without Load(7)             15.66%       20.69%           *             17.50%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares-- With Load(8)                    12.76%          *             *             21.65%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares-- Without Load(8)                 14.76%          *             *             21.65%
-------------------------------------------------------------------------------------------------------------------------
International       Trust Shares(9)                               (7.43)%         *             *             14.12%***
Equity Fund         -----------------------------------------------------------------------------------------------------
                    Investor Shares--With Sales Load(9)          (11.27)%         *             *             11.36%***
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(49)       (7.82)%         *             *             12.62%***
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(49)             (10.19)%         *             *             11.89%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(49)           (8.48)%         *             *             11.89%***
-------------------------------------------------------------------------------------------------------------------------
International       Trust Shares(50)                               7.87%          *             *             10.39%
Equity Index        -----------------------------------------------------------------------------------------------------
Fund                Investor Shares--With Sales Load(50)           3.34%          *             *              9.08%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(50)        7.33%          *             *              9.92%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(11)               4.90%          *             *             11.28%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(11)            6.68%          *             *             11.28%
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                                AVERAGE ANNUAL TOTAL RETURN
     FUND                                                      ----------------------------------------------------------
                                 CLASS OF SHARES                 ONE YEAR       FIVE           TEN            SINCE
                                                                               YEARS          YEARS         INCEPTION
-------------------------------------------------------------------------------------------------------------------------

Mid-Cap Equity      Trust Shares(12)                              1.61%        14.72%           *             13.46%
Fund                -----------------------------------------------------------------------------------------------------
                    Investor Shares--With Sales Load(44)         (2.61%)       13.32%           *             12.10%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(44)       1.17%        14.18%           *             12.90%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(13)             (1.25%)          *             *             13.79%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(13)           0.56%           *             *             13.79%
-------------------------------------------------------------------------------------------------------------------------
Small Cap           Trust Shares(14)                            (18.72%)          *             *             14.77%***
Equity Fund         -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(14)            (21.03%)          *             *              2.09***
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(14)         (19.52%)          *             *              2.09***
-------------------------------------------------------------------------------------------------------------------------
Small Cap           Trust Shares(15)                                *             *             *               *
Growth Stock        -----------------------------------------------------------------------------------------------------
Fund                Flex Shares--With Sales Load(15)                *             *             *               *
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(15)             *             *             *               *
-------------------------------------------------------------------------------------------------------------------------
Sunbelt             Trust Shares(16)                            (20.46%)        8.25%        12.49%            7.00%***
Equity Fund         -----------------------------------------------------------------------------------------------------
                    Investor Shares--With Sales Load(16)        (23.81%)        6.90%        11.92%            5.75%***
                    -----------------------------------------------------------------------------------------------------
                    Investor--Without Sales Load(16)            (20.82%)        7.73%        12.35%            6.50%***
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(16)            (22.80%)        7.33%        12.46%            7.82%***
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(16)         (21.36%)        7.33%        12.46%            7.82%***
-------------------------------------------------------------------------------------------------------------------------
Tax Sensitive       Trust Shares(17)                             29.40%           *             *               *
Growth Stock        -----------------------------------------------------------------------------------------------------
Fund                Flex Shares--With Sales Load(17)             26.86%           *             *               *
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(17)          28.86%           *             *               *
-------------------------------------------------------------------------------------------------------------------------
Value               Trust Shares(18)                             11.13%        20.55%           *             18.52%***
Income Stock        -----------------------------------------------------------------------------------------------------
Fund                Investor Shares--With Sales Load(18)          6.56%        19.20%           *             17.62%***
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(18)      10.71%        20.11%           *             18.34%***
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(18)              8.06%        19.50%           *             19.67%***
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(18)           9.91%        19.50%           *             19.67%***
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
Florida             Trust Shares(19)                              3.72%         6.54%           *              5.87%
Tax-Exempt Bond     ----------------------------------------------------------------------------------------------------
Fund                Investor Shares--With Sales Load(20)         (0.29%)        5.54%           *              4.91%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(20)       3.62%         6.35%           *              5.66%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(5)               1.16%           *             *              5.23%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(5)            3.13%           *             *              5.23%
-------------------------------------------------------------------------------------------------------------------------
Georgia             Trust Shares(20)                              3.33%         5.85%           *              4.55%
Tax-Exempt Bond     -----------------------------------------------------------------------------------------------------
Fund                Investor Shares--With Sales Load(21)         (0.69%)        4.82%           *              3.64%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(21)       3.13%         5.63%           *              4.38%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(22)              0.64%           *             *              4.67%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(22)           2.63%           *             *              4.69%
-------------------------------------------------------------------------------------------------------------------------
Investment Grade    Trust Shares(23)                              4.25%         7.28%           *              6.63%
Bond Fund           -----------------------------------------------------------------------------------------------------
                    Investor Shares--With Sales Load(24)          0.01%         6.05%           *              5.73%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(24)       3.86%         6.87%           *              6.31%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(25)              1.41%           *             *              5.49%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(25)           3.35%           *             *              5.49%
-------------------------------------------------------------------------------------------------------------------------
Investment Grade    Trust Shares(26)                              4.67%         7.26%           *              6.23%
Tax-Exempt Bond     -----------------------------------------------------------------------------------------------------
Fund                Investor Shares--With Sales Load(27)          0.48%         6.04%           *              6.74%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(27)       4.35%         6.86%           *              7.33%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(5)               1.85%           *             *              5.60%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(5)            3.78%           *             *              5.60%
-------------------------------------------------------------------------------------------------------------------------
Limited-Term        Trust Shares(48)                              4.75%           *             *              6.14%
Federal Mortgage    -----------------------------------------------------------------------------------------------------
Securities Fund     Investor Shares--With Sales Load(28)          1.85%           *             *              5.52%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(28)       4.47%           *             *              6.08%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(25)              2.18%           *             *              5.14%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(25)           4.14%           *             *              5.14%
-------------------------------------------------------------------------------------------------------------------------
Maryland            Trust Shares(29)                              4.19%           *             *              4.52%
Municipal Bond      -----------------------------------------------------------------------------------------------------
Fund                Flex Shares-- With Sales Load(30)             1.25%           *             *              5.28%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(30)           3.25%           *             *              5.28%
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
Short-Term Bond     Trust Shares(31)                              4.06%         5.93%           *              5.24%
Fund                -----------------------------------------------------------------------------------------------------
                    Investor Shares--With Sales Load(32)          1.76%         5.31%           *              4.61%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(32)       3.88%         5.73%           *              4.94%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(33)              1.53%           *             *              4.94%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(33)           3.50%           *             *              4.93%
-------------------------------------------------------------------------------------------------------------------------
Short-Term U.S.     Trust Shares(31)                              4.59%         5.50%           *              4.84%
Treasury            -----------------------------------------------------------------------------------------------------
Securities Fund     Investor Shares--With Sales Load(34)          3.50%         5.13%           *              4.51%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(34)       4.54%         5.34%           *              4.68%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(33)              2.32%           *             *              4.81%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(33)           4.32%           *             *              4.81%
-------------------------------------------------------------------------------------------------------------------------
U.S. Government     Trust Shares(35)                              3.90%           *             *              6.92%
Securities Fund     -----------------------------------------------------------------------------------------------------
                    Investor Shares--With Sales Load(10)         (0.35%)          *             *              5.58%
                    -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(10)       3.56%           *             *              6.39%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--With Sales Load(25)              1.02%           *             *              5.17%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares--Without Sales Load(25)           2.99%           *             *              5.17%
-------------------------------------------------------------------------------------------------------------------------
Virginia            Trust Shares(36)                              3.47%         5.65%           *              4.95%
Intermediate        -----------------------------------------------------------------------------------------------------
Municipal Bond      Investor Shares--With Sales Load(37)         (0.35%)        4.84%           *              3.92%
Fund                -----------------------------------------------------------------------------------------------------
                    Investor Shares--Without Sales Load(37)       3.50%         5.65%           *              4.58%
-------------------------------------------------------------------------------------------------------------------------
Virginia            Trust Shares(38)                              3.75%           *             *              6.03%
Municipal Bond      -----------------------------------------------------------------------------------------------------
Fund                Flex Shares-- With Sales Load(39)            (0.92%)          *             *              5.02%
                    -----------------------------------------------------------------------------------------------------
                    Flex Shares-- Without Sales Load(39)          2.90%           *             *              5.02%
-------------------------------------------------------------------------------------------------------------------------
Prime Quality       Trust Shares(45)                              4.83%         5.02%           *              4.42%
Money Market Fund   -----------------------------------------------------------------------------------------------------
                    Investor Shares(45)                           4.66%         4.85%           *              4.24%
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money    Trust Shares(45)                              2.81%         3.10%           *              2.81%
Market Fund         -----------------------------------------------------------------------------------------------------
                    Investor Shares(45)                           2.69%         2.98%           *              2.69%
-------------------------------------------------------------------------------------------------------------------------
Tax-Free Money      Trust Shares(40)                              2.73%         2.97%           *              3.41%
Market Fund         -----------------------------------------------------------------------------------------------------
                    Investor Shares(37)                           2.72%         2.96%           *              2.72%
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
U.S.                -----------------------------------------------------------------------------------------------------
Government          Trust Shares(45)                              4.57%         4.85%           *        4.26%
Securities          -----------------------------------------------------------------------------------------------------
Money               Investor Shares(45)                           4.41%         4.70%           *        4.11%
Market Fund
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury       Trust Shares(42)                              4.49%         4.78%         4.95%      5.34%
Money Market
Fund
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                          PORTFOLIO                               1 YEAR      SINCE PORTFOLIO
                                                                                 INCEPTION
-------------------------------------------------------------------------------------------------------------------------
Life Vision Balanced Portfolio(46)                                6.47%            10.59%
-------------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Portfolio(46)                       6.64%            11.07%
-------------------------------------------------------------------------------------------------------------------------
Life Vision Maximum Growth Portfolio(46)                          7.22%            12.95%
-------------------------------------------------------------------------------------------------------------------------

(1)   Commenced operations 1/3/94         (16)  Commenced operations 12/11/98   (31)  Commenced operations 3/15/93

(2)   Commenced operations 6/14/95        (17)  Commenced operations 12/15/95   (32)  Commenced operations 3/22/93

(3)   Commenced operations 7/1/92         (18)  Commenced operations  2/17/93   (33)  Commenced operations 6/20/95

(4)   Commenced operations 6/9/92         (19)  Commenced operations 1/25/94    (34)  Commenced operations 3/18/93

(5)   Commenced operations 6/1/95         (20)  Commenced operations 1/18/94    (35)  Commenced operations 7/31/94

(6)   Commenced operations 9/28/92        (21)  Commenced operations 1/19/94    (36)  Commenced operations 1/11/93

(7)   Commenced operations 5/7/93         (22)  Commenced operations 6/6/95     (37)  Commenced operations 5/5/93

(8)   Commenced operations 4/19/95        (23)  Commenced operations 7/16/92    (38)  Commenced operations 4/5/95

(9)   Commenced operations 12/1/95        (24)  Commenced operations 6/11/92    (39)  Commenced operations 4/17/95

(10)  Commenced operations 6/9/94         (25)  Commenced operations 6/7/95     (40)  Commenced operations 6/15/89

(11)  Commenced operations 6/8/95         (26)  Commenced operations 10/21/93   (41)  Commenced operations 2/12/93

(12)  Commenced operations 2/2/94         (27)  Commenced operations 6/9/92     (42)  Commenced operations 2/18/87

(13)  Commenced operations 6/5/95         (28)  Commenced operations 7/17/94    (43)  Commenced operations 1/31/97

(14)  Commenced operations 6/5/97         (29)  Commenced operations 3/1/96     (44)  Commenced operations 2/1/94

(15)  Commenced operations 10/8/98        (30)  Commenced operations 4/25/96    (45)  Commenced operations 6/8/92

                                                                                (46)  Commenced operations 6/30/97

                                                                                (47)  Commenced operations 1/4/94

                                                                                (48)  Commenced operations 6/7/94

                                                                                (49)  Commenced operations 6/6/94

                                                                                (50)  Commenced operations 6/22/95


*   Fund not in operation for entire period.

*** The performance for the periods prior to November 1997 for the Emerging Markets Equity Fund, December 1995 for the International Equity Fund, January 1994 for the Sunbelt Equity Fund, and February 1993 for the Value Income Stock Fund represent the performance of a common trust fund managed by the Adviser.

PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Adviser, the Administrator and/or, the Custodian are not open for business.

A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond, Short-Term U.S. Treasury Securities and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in the Prospectus, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular Federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by
Section 55 of the Code. imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional Federal income tax consequences to shareholders in Tax-Exempt Funds. For example, interest on indebtedness incurred by Shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for Federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A Tax-Exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax Advisers before purchasing shares of a Tax-Exempt Fund.

Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than eighteen months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply: First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If any of the Emerging Markets, International Equity Index and International Equity Funds meets the Distribution Requirement, and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, each Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in a Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If any of the three above-mentioned Funds make the election, such Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Emerging Markets, International Equity Index and International Equity Funds= transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by Funds (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Funds to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 1999, the Funds paid the following brokerage commissions with respect to portfolio transactions:

------------------------------------------------------------------------------------------------------------------------
                              TOTAL $ AMOUNT OF    TOTAL $ AMOUNT OF     % OF TOTAL BROKERAGE      % OF TOTAL BROKERED
                                  BROKERAGE            BROKERAGE          COMMISSIONS PAID TO     TRANSACTIONS EFFECTED
                             COMMISSIONS PAID IN    COMMISSIONS PAID     AFFILIATED BROKERS IN      THROUGH AFFILIATED
                                     FYE            TO AFFILIATES IN        FYE 5/31/99(2)             BROKERS FYE
                                   5/31/99            FYE 5/31/99(1)                                    5/31/99(3)

          FUND
------------------------------------------------------------------------------------------------------------------------
Balanced Fund                $           489,552   $           24,180            5.94%                    61.2%
------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    $         5,657,513   $          223,859            3.96%                    25.2%
------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                    *                    *                       *                        *
------------------------------------------------------------------------------------------------------------------------
E-Commerce Opportunity              *                    *                       *                        *
Fund
------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity      $           110,951   $                0             0%                        0%
Fund
------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund +     $         1,026,236   $              659            0.06%                    34.8%
------------------------------------------------------------------------------------------------------------------------
International Equity         $            98,874   $                0             0%                        0%
Index Fund
------------------------------------------------------------------------------------------------------------------------
International Equity Fund    $        4,698,091    $                0             0%                        0%
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund          $           612,170   $            7,281            1.19%                    19.8%
------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund        $           986,430   $            3,666            0.37%                    23.8%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                              TOTAL $ AMOUNT OF    TOTAL $ AMOUNT OF     % OF TOTAL BROKERAGE      % OF TOTAL BROKERED
                                  BROKERAGE            BROKERAGE          COMMISSIONS PAID TO     TRANSACTIONS EFFECTED
                             COMMISSIONS PAID IN    COMMISSIONS PAID     AFFILIATED BROKERS IN      THROUGH AFFILIATED
                                     FYE            TO AFFILIATES IN        FYE 5/31/99(2)             BROKERS FYE
                                   5/31/99            FYE 5/31/99(1)                                    5/31/99(3)

          FUND
------------------------------------------------------------------------------------------------------------------------
Small Cap Growth           $           141,859   $              907            0.64%                    33.2%
Stock Fund
------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund        $           952,393   $            1,964            0.21%                    38.3%
------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth       $           203,872   $            3,859            1.89%                    52.4%
Stock Fund
------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund    $         3,804,109   $           58,623            1.54%                    37.3%
------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond    $                27   $               27            100%                      100%
Fund
------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond    $               205   $              205            100%                      100%
Fund
------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond      $            28,802   $           28,802            100%                      100%
Fund
------------------------------------------------------------------------------------------------------------------------
Investment Grade           $             3,108   $            3,108            100%                      100%
Tax-Exempt Bond
Fund
------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal       $             3,151   $            3,151            100%                      100%
Mortgage Securities
Fund
------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond            N/A                  N/A                     N/A                      N/A
Fund +
------------------------------------------------------------------------------------------------------------------------
Short-Term Bond            $               205   $              205            100%                      100%
Fund
------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury           N/A                  N/A                     N/A                      N/A
Securities Fund
------------------------------------------------------------------------------------------------------------------------
U.S. Government                    N/A                  N/A                     N/A                      N/A
Securities Fund
------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate              N/A                  N/A                     N/A                      N/A
Municipal Bond Fund +
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                              TOTAL $ AMOUNT OF    TOTAL $ AMOUNT OF     % OF TOTAL BROKERAGE      % OF TOTAL BROKERED
                                  BROKERAGE            BROKERAGE          COMMISSIONS PAID TO     TRANSACTIONS EFFECTED
                             COMMISSIONS PAID IN    COMMISSIONS PAID     AFFILIATED BROKERS IN      THROUGH AFFILIATED
                                     FYE            TO AFFILIATES IN        FYE 5/31/99(2)             BROKERS FYE
                                   5/31/99            FYE 5/31/99(1)                                    5/31/99(3)

          FUND
------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond            N/A                  N/A                     N/A                      N/A
Fund +
------------------------------------------------------------------------------------------------------------------------
Prime Quality Money        $           151,369   $          151,369            100%                      100%
Market Fund
------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market
Fund
------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market
Fund +
------------------------------------------------------------------------------------------------------------------------
U.S. Government            $           193,216   $          193,216            100%                      100%
Securities Money Market
Fund
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money        $            25,484   $           25,484            100%                      100%
Market
Fund +
------------------------------------------------------------------------------------------------------------------------

1. These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co., the Trust's principal underwriter.

+ Prior to May 24, 1999, brokerage fees were paid by the predecessor to this fund pursuant to an agreement between the CrestFunds and the Adviser for the fiscal years ended November 30, 1999.

For the fiscal years ended May 31, 1998 and 1997, the Funds paid the following brokerage commissions with respect to portfolio transactions:




-------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL $ AMOUNT OF BROKERAGE           TOTAL $ AMOUNT OF BROKERED
                                                      COMMISSIONS PAID               COMMISSIONS PAID TO AFFILIATES
                 FUND                     -------------------------------------------------------------------------------------
                                                  1998                 1997                  1998                   1997
                                          -------------------------------------------------------------------------------------
Balanced Fund                             $           169,222   $          195,918   $              4,280   $           195,918
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 $         3,339,393   $        3,228,364   $             34,827   $         3,228,364
-------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL $ AMOUNT OF BROKERAGE           TOTAL $ AMOUNT OF BROKERED
                                                      COMMISSIONS PAID               COMMISSIONS PAID TO AFFILIATES
                 FUND                     -------------------------------------------------------------------------------------
                                                  1998                 1997                  1998                   1997
                                          -------------------------------------------------------------------------------------
Core Equity Fund                                   *                     *                     *                     *
-------------------------------------------------------------------------------------------------------------------------------
E-Commerce Opportunity Fund                        *                     *                     *                     *
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund              $           241,272   $          144,635
-------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                    $         1,031,949   $        1,248,896   $                  0   $                 0
-------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund           $            21,888   $           94,672   $                 71   $                 0
-------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                 $         3,098,063   $        2,875,911   $                  0   $                 0
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                       $           191,298   $        1,090,559   $             18,224   $         1,090,559
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                              *            $          229,856             *            $           229,856
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                        *                     *                     *            *
--------------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                       $           904,698   $          903,669   $              5,202   $           903,669
--------------------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                    *                     *                     *                     *
--------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                   $         4,325,977   $        4,600,079   $             37,379   $         4,600,079
-------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund              $                 0   $              169   $                200   $               169
-------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund              $                 0   $              201   $                135   $               201
-------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                $                 0   $           17,502   $                  0   $            17,502
-------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund     $                 0   $            3,552   $                  0   $             3,552
-------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage             $                 0   $            2,053   $                 73   $             2,053
Securities Fund
-------------------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                      N/A                   N/A                   N/A                   N/A
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                      $                 0   $                0   $                  0   $                 0
-------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund  $                 0   $                0   $                  0   $                 0
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund           $                 0   $                0   $                  0   $                 0
-------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond              N/A                   N/A                   N/A                   N/A
Fund +
-------------------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                      N/A                   N/A                   N/A                   N/A
-------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund           $                 0   $          122,053   $                  0   $           122,053
-------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL $ AMOUNT OF BROKERAGE           TOTAL $ AMOUNT OF BROKERED
                                                      COMMISSIONS PAID               COMMISSIONS PAID TO AFFILIATES
                 FUND                     -------------------------------------------------------------------------------------
                                                  1998                 1997                  1998                   1997
-------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market   $                 0   $          141,850   $                  0   $           141,850
Fund
-------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund              $                 0   $                0   $                  0   $                 0
-------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund                        N/A                   N/A                   N/A                   N/A
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund +                 N/A                   N/A                   N/A                   N/A
-------------------------------------------------------------------------------------------------------------------------------



*Not in operation during the period.

+ Prior to May 24, 1999, brokerage fees were paid by the predecessor to this fund pursuant to an agreement between the CrestFunds and the Adviser for the fiscal years ended November 30, 1998 and November 30, 1997, respectively.

For the fiscal years ended May 31, 1999 and 1997, the portfolio turnover rate for each of the non-money market Funds was as follows:


---------------------------------------------------------------------------------------------------------------------
                                                                                                      TURNOVER RATE
                                                                           --------------------------------------------
                                 FUND                                           1999             1998             1997
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund                                                                   179%             154%             197%
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                                                       147%             194%             141%
-----------------------------------------------------------------------------------------------------------------------
Core Equity Fund                                                                 *                *                *
-----------------------------------------------------------------------------------------------------------------------
E-Commerce Opportunity Fund                                                      *                *                *
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund                                                    67%              74%              72%
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                                          71%              100%             82%
-----------------------------------------------------------------------------------------------------------------------
International Equity Fund                                                       161%             108%             139%
-----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                                                 32%               1%               2%
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                                             76%              129%             152%
-----------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                                                           63%              55%              27%
-----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                                                      *                *                *
-----------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                                                             84%              70%              72%
-----------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                                                  *                *                *
-----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                          TURNOVER RATE
                                 FUND                                           --------------------------------------
                                                                                1999             1998             1997
----------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                                         69%               99%             105%
----------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                                                    72%              69%              135%
----------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                                                    12%               7%              15%
----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                                                      221%             109%             298%
----------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                                           224%             378%             489%
----------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund                                   379%             163%             133%
----------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                                                    19%              12%               5%
----------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                                            108%             87%              118%
----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                                        57%              39%              93%
----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                                                 19%              14%              21%
----------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund                                       19%              30%              25%
----------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                                                    28%              39%              24%
----------------------------------------------------------------------------------------------------------------------

*Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its mission critical service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has sought and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. While such assurances have been received, the Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS

As of September 1, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.

TRUST SHARES

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
Balanced Fund                          Trustman - 400450-7                  4,370,451.0500                23.51%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       SunTrust Bank Atlanta Trustee          930,002.9290                 5.00%
                                       FBO Genuine Partnership Plan
                                       C/O Fascorp
                                       8515 E Orchard Rd #2T2
                                       Englewood, CO 80111-5002

Capital Appreciation Fund              Trustman -400450-7                  42,753,336.0910                39.52%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman -400452-3                  20,490,770.8700                18.94%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870


                                       Trustman -400453-6                  10,740,012.0310                 9.93%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       SunTrust Bank Central Florida        6,717,110.4390                 6.21%
                                       FBO Florida Rock Industries Inc.
                                       P/S & Deferred Earnings Plan
                                       C/O Fascorp
                                       8515 E. Orchard Rd. #2T2
                                       Englewood, CO 80111-5002

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman -400451-0                   6,309,850.0130                 5.83%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Emerging Markets Equity Fund           Trustman - 400450-7                  2,304,207.6580                76.73%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400452-3                    342,881.4230                11.42%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

International Equity Fund              Trustman - 400450-7                 25,545,283.2270                58.59%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400452-3                 12,531,603.6870                28.74%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-0                  3,165,647.8090                7.26%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

International Equity Index Fund        Trustman - 400450-7                  5,285,827.2620                74.52%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman - 40052-3                     551,387.3980                 7.77%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-0                    439,979.5740                 6.20%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Mid-Cap Equity Fund                    Trustman - 400450-7                  9,852,150.6920                49.01%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400452-3                  6,874,574.3360                34.20%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-0                  1,592,306.6360                 7.92%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Small Cap Equity Fund                  Trustman - 400450-7                 23,008,174.8530                67.05%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman - 400452-3                  6,666,101.2740                19.43%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Small Cap Growth Stock Fund            Trustman - 400450-7                  5,815,085.9200                48.26%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400452-3                  2,406,227.5720                19.97%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-3                  1,533,451.5800                12.73%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400453-6                  4,484.782.7850                12.32%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Sunbelt Equity Fund                    Trustman - 400450-7                  6,174,205.0670                49.26%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman - 400452-3                  1,643,573.2380                13.11%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-0                    838,804.1000                 6.69%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Tax Sensitive Growth Stock Fund        Trustman - 400452-3                  3,249,894.4640                38.18%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400450-7                  2,765,742.8090                32.49%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-0                  2,494,015.4860                29.30%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Value Income Stock Fund                Trustman - 400450-7                 84,435,886.3800                58.94%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman - 400452-3                 27,374,584.3090                19.11%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Florida Tax-Exempt Bond Fund           Trustman - 400452-3                  6,881,985.7110                66.40%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-0                  2,260,863.4580                21.81%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400450-7                  1,221,370.2230                11.78%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870




Investment Grade Bond Fund             Trustman - 400450-7                 46,474,618.8200                43.24%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400452-3                 34,438,046.0270                30.72%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman - 400451-0                 15,692,781.5260                14.24%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Georgia Tax-Exempt Bond Fund           Trustman - 400451-0                  4,531,481.6710                50.91%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400450-7                  3,174,483.7900                35.66%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400452-3                  1,195,693.5090                13.43%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Investment Grade Tax-Exempt Bond Fund  Trustman - 400452-3                  6,821,583.7490                51.86%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400450-7                  3,252,868.1700                24.77%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman - 400451-0                  3,069,472.8510                23.77%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Limited-Term Federal Mortgage          Trustman - 400450-7                  7,375,225.0770                54.23%
Securities Fund                        SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400452-3                  4,526,381.9400                33.28%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-0                  2,294,629.2980                 9.52%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Short-Term Bond Fund                   Trustman - 400452-3                  5,966,017.3340                29.00%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman - 400451-0                  5,706,381.9520                27.74%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400450-7                  5,632,669.6180                27.38%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400453-6                  1,259,377.9700                 6.12%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

Short-Term U.S. Treasury               Trustman - 400450-7                  2,466,823.7630                43.28%
Securities Fund                        SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       Trustman - 400452-3                  1,969,162.7700                34.55%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400451-0                    891,603.8630                15.64%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

U.S. Government Securities Fund        Trustman - 400451-0                  3,184,943.1860                34.18%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400452-3                  3,096,357.4090                33.22%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Trustman - 400450-7                  1,598,603.5840                17.15%
                                       SunTrust Banks
                                       Mutual Fund Reconciliation Unit
                                       Mail Center 3144
                                       P.O. Box 105870
                                       Atlanta, GA 30348-5870

                                       Hamac & Co. - 500001-8               1,061,832.6820                11.39%
                                       Attn: Barbara Holloway
                                       P.O. Box 26665 HDQ 5706
                                       Richmond, VA 23261-6665

Prime Quality Money Market Fund        SunTrust Bank                    3,300,149,241.2900                91.37%
                                       Attn: Susan Grider
                                       Mail Center 3133
                                       P.O. Box 105504
                                       Atlanta, GA 30348-5504

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
Tax-Exempt Money Market Fund           SunTrust Bank                        651,526,589.2800             100.00%
                                       Attn: Susan Grider
                                       Mail Center 3133
                                       P.O. Box 105504
                                       Atlanta, GA 30348-5504

U.S. Government Securities Money       SunTrust Bank                        324,930,712.1800              91.10%
Market Fund                            Attn: Susan Grider
                                       Mail Center 3133
                                       P.O. Box 105504
                                       Atlanta, GA 30348-5504

                                       SunTrust Bank Atlanta NA              27,462,899.1700               7.70%
                                       Trustee
                                       FBO Anderson Companies
                                       Profit Sharing 401(k) Plan
                                       c/o Fascorp
                                       8515 E. Orchard Road 2T2
                                       Englewood, CO 80111-5002

INVESTOR SHARES

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
Mid-Cap Equity Fund                    Anthony R. Gray                       85,643.6620                   5.84%
                                       460 Virginia Drive
                                       Winter Park, FL 32789-5805

Florida Tax-Exempt Bond Fund           Mildred Meinhard Rast                 32,904.8560                  10.37%
                                       821 Lake Port Blvd.
                                       Apt. #A404
                                       Leesburg, FL 34746-7698

                                       NFSC FEBO # 1FR-027120                17,581.9140                   5.54%
                                       Arline A. Wollenhaupt
                                       Gary Wollenhaupt
                                       2313 Runyon Court
                                       Orlando, FL 32837-5216

Georgia Tax-Exempt Bond Fund           NFSC FEBO # G1R-162566                86,093.9560                  23.36%
                                       M C Tatro
                                       5360 Deer Run Dr.
                                       Conyers, GA 30094-4706

                                       Patrick J. Doran &                    31,983.8270                   8.68%
                                       Norma R. Doran
                                       Jtten
                                       2024 Fisher Trail NE
                                       Atlanta, GA 30345-3429

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
                                       NFSC FEBO # G1R-159913                18,740.8400                   5.09%
                                       Jean D. Brooks
                                       3774 Wedgewood Chase
                                       Norcross, GA 30092-4528

Limited-Term Federal Mortgage          SunTrust Bank Central Florida NA      10,730.7570                   5.10%
Securities Fund                        Collateral Account
                                       Greater Orlando Assoc. Of Realtors
                                       621 E. Central Blvd.
                                       Orlando, FL 32801-2916

Short-Term Bond Fund                   NFSC FEBO # G1R-184632                26,052.6840                  13.50%
                                       NFSC/FMTC IRA Rollover
                                       FBO Dewey L. Haggard
                                       549 Hollydale Ct NW
                                       Atlanta, GA 30342-3633

                                       Bartow Memorial Hospital              13,537.7910                   7.29%
                                       Foundation Inc.
                                       P.O. Box 877
                                       Bartow, FL 33831-0877

Short-Term U.S. Treasury               Clarence A. Rittenhouse               67,657.0380                  23.51%
Securities Fund                        Margaret S. Rittehnouse JT Wros
                                       12993 Lampadaire Drive
                                       Creve Couer, MO 63141-7361

                                       NFSC FEBO # G2R-002933                34,932.3700                  12.14%
                                       Hans Ernst TTEE
                                       Graphic Art Svc Inc 401K
                                       550 Commerce Park Drive
                                       Marietta, GA 30060-2763

                                       NFSC FEBO #P1R-047546                 21,963.0380                   7.62%
                                       NFSC/FMTC IRA
                                       FBO Douglas E. Phillips
                                       2070 Goldwater court
                                       Maitland, FL 32751-3914

U.S. Government Securities Fund        NFSC FEBO #1F1R-055778                20,805.4070                   9.02%
                                       NFSC/FMTC IRA
                                       FBO Dona M. Bray
                                       22 Little John Lane
                                       Rockledge, FL 23955-2411

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
Tax-Exempt Money Market Fund           National Financial Services Corp.    116,878,679.3000              86.57%
                                       For the Exclusive Benefit of Our
                                       Customers
                                       Attn: Mutual Funds Dept.
                                       One World Financial Center
                                       200 Liberty St. Floor 5
                                       New York, NY 10281-5500

Prime Quality Money Market Fund        National Financial Services Corp.    860,484,803.6700              88.81%
                                       For the Exclusive Benefit of Our
                                       Customers
                                       Attn: Mutual Funds Dept.
                                       One World Financial Center
                                       200 Liberty St. Floor 5
                                       New York, NY 10281-5500

U.S. Government Securities Money       National Financial Services Corp.     28,031,008.8000              44.53%
Market Fund                            For the Exclusive Benefit of Our
                                       Customers
                                       Attn: Mutual Funds Dept.
                                       One World Financial Center
                                       200 Liberty St. Floor 5
                                       New York, NY 10281-5500

                                       Albecca Inc.                           9,377,661.5800              14.90%
                                       Attn: Cheryl George
                                       3900 Steve Reynolds Blvd.
                                       Norcross, GA 30093-3061

                                       Akerman, Senterfitt & Eidson           5,829,844.9900               9.26%
                                       Attorney Account
                                       P.O. Box 231
                                       Orlando, FL 32802-0231

FLEX SHARES

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
International Equity Index Fund        NFSC FEBO # G2R-003018                8,807.0360                    5.82%
                                       Rex Miller TTEE
                                       Nale Inc. 401K
                                       P.O. Box 2410
                                       Kennesaw, GA 30144-9106

                                                                           NUMBER OF
FUND                                   NAME AND ADDRESS                    SHARES                       % OF CLASS
----                                   ----------------                    ----------------             ----------
Sunbelt Equity Fund                    NFSC FEBO # G2R-003018                29,570.4010                   8.47%
                                       Rex Miller TTEE
                                       Nale Inc. 401K
                                       P.O. Box 2410
                                       Kennesaw, GA 30144-9106

Georgia Tax-Exempt Bond Fund           NFSC FEBO # G1R-103721                72,931.9080                   5.39%
                                       Bruce Philip Vineyard
                                       1460 Iris Dr.
                                       Conyers, GA 30094-5142

Short-Term Bond Fund                   NFSC FEBO # G2R-003018                20,415.0890                   8.77%
                                       Rex Miller TTEE
                                       Nale Inc. 401K
                                       P.O. Box 2410
                                       Kennesaw, GA 30144-9106

Short-Term U.S. Treasury               NFSC FEBO # 1GR-094986                44,000.4620                   7.17%
Securities Fund                        L B Roane
                                       Doris S. Roane
                                       673 Sugar Creek Trail SE
                                       Conyers, GA 30094-3812

EXPERTS

Following are the audited financial statements for the fiscal year ended May 31, 1999 and the reports of Arthur Andersen, LLP, independent public accountants, dated July 23, 1999, relating to the financial statements and financial highlights. Deloitte & Touche LLP served as independent public accountants to the STI Classic Growth and Income Fund, STI Classic Life Vision Balanced Portfolio, STI Life Vision Growth and Income Fund, STI Classic Life Vision Maximum Growth Portfolio, STI Classic Maryland Municipal Bond Fund, STI Classic Virginia Municipal Bond Fund (each formerly a series of the CrestFunds) for the fiscal periods ended prior to May 31, 1999.

APPENDIX A: FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS


STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



FLORIDA TAX-EXEMPT BOND FUND



-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------

MUNICIPAL BONDS (92.9%)
FLORIDA (85.2%)
   Brevard County, School Board,
     Ser A, COP (AMBAC)
     5.400%, 07/01/12                                        $1,500       $1,573
   Brevard County, State Health
     Facilities Authority, Holmes
     Regional Medical Center Project,
     RB, Callable 10/01/03 @ 102 (MBIA)
     5.700%, 10/01/08                                         3,000        3,239
   Brevard County, State Health
     Facilities Authority, Wuesthoff
     Memorial Hospital Project, Ser A,
     RB (MBIA)
     6.250%, 04/01/06                                           930        1,033
   Broward County, School District, Ser B,
     COP, Callable 07/01/07 @ 101
     (AMBAC)
     5.100%, 07/01/09                                         1,465        1,527
     Citrus County, Pollution Control,
     Florida Power, Crystal River Project,
     RB, Callable 08/01/02 @ 102
     6.350%, 02/01/22                                           335          360
   Dade County, Aviation Revenue,
     Miami International Airport,
     Ser B, RB, AMT, Callable
     10/01/07 @ 101.50 (FSA)
     5.125%, 10/01/13                                         2,255        2,256
   Dade County, Aviation Revenue,
     RB, AMT, Callable 10/01/02
     @ 102 (MBIA)
     6.600%, 10/01/22                                           825          898
   Dade County, Aviation Revenue,
     Ser A, RB, Callable 10/01/05 @
     102 (AMBAC)
     6.000%, 10/01/09                                           500          550
   Dade County, Educational Facility,
     University of Miami,
     Ser A, RB (MBIA)
     5.500%, 04/01/01                                         2,465        2,544
   Dade County, School Board,
     Ser B, COP (AMBAC)
     5.750%, 08/01/03                                           250          267
   Dade County, Seaport, RB (MBIA)
     6.200%, 10/01/08                                           750          846
     6.500%, 10/01/09                                         1,000        1,158
     6.200%, 10/01/10                                         1,000        1,132
   Dade County, State Educational
     Facilities Authority, University
     of Miami, RB, Callable
     04/01/06 @ 102 (MBIA)
     5.750%, 04/01/20                                         2,000        2,108





-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Dade County, State Educational
     Facilities Authority, University
     of Miami, Ser A, RB (MBIA)
     6.000%, 04/01/08                                        $  755       $  836
   Dade County, Water & Sewer,
     RB (FGIC)
     6.250%, 10/01/07                                         1,000        1,124
   Daytona Beach, Water & Sewer,
     ETM, RB, Callable
     11/15/1999 @ 102 (F)
     6.750%, 11/15/07                                         1,000        1,106
   Deerfield Beach, Water & Sewer,
     RB (FGIC)
     6.125%, 10/01/06                                           250          274
   Gainesville, Utility Systems,
     Ser A, RB
     5.750%, 10/01/04                                         1,300        1,404
     5.750%, 10/01/09                                           750          826
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/08 (FGIC)
     5.650%, 12/01/15                                           460          491
   Gulf Breeze, Local Government
     Lien, Ser B, RB, Mandatory
     Tender 12/01/09 (FGIC)
     5.750%, 12/01/15                                           410          440
   Hillsborough County,
     Capital Improvement Program,
     ETM, RB (FGIC) (F)
     5.900%, 08/01/04                                           300          325
   Hillsborough County,
     School Board Revenue, COP,
     Callable 07/01/06 @ 100 (MBIA)
     5.875%, 07/01/08                                         1,000        1,098
   Hillsborough County,
     University Community Hospital,
     RB (MBIA)
     6.500%, 08/15/19                                           145          170
   Indian Trace Community,
     Water Management Split Benefit,
     Ser A-1, RB, Callable
     05/01/05 @ 102 (MBIA)
     5.500%, 05/01/07                                           455          487
   Jacksonville, Electric Authority,
     Bulk Power Supply, RB,
     Prerefunded 10/01/00 @ 101.5 (F)
     6.750%, 10/01/16                                           250          265
   Jacksonville, Excise Tax, Ser B,
     RB, AMT, Callable
     10/01/03 @ 100 (FGIC)
     5.200%, 10/01/04                                         1,500        1,546

24






-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------

FLORIDA--CONTINUED
   Jacksonville, River City
     Renaissance Project, RB (FGIC)
     6.000%, 10/01/04                                        $2,430       $2,653
   Jacksonville, State Health
     Facilities Authority,
     Charity Obligation Group,
     Ser A, RB , Callable
     08/15/07 @ 101 (MBIA)
     5.250%, 08/15/15                                         1,465        1,481
   Jacksonville, Water & Sewer,
     RB, Prerefunded 09/30/08 @ 101
     (MBIA) (G)
     5.000%, 10/01/20                                           610          637
   Lakeland, Electric & Water, Ser A,
     RB, Callable 10/01/09 @ 101
     (MBIA)
     5.000%, 10/01/36                                         3,000        2,868
   Lakeland, Electric & Water, Ser B,
     RB (FSA)
     6.550%, 10/01/05                                         2,590        2,926
   Lakeland, Electric & Water, Ser C,
     RB (FSA)
     6.050%, 10/01/07                                         1,000        1,116
   Lee County, Industrial
     Development Authority,
     Bonita Springs Utilities Project, RB,
     Callable 11/01/06 @ 101 (MBIA)
     5.750%, 11/01/10                                         1,480        1,576
   Lee County, Water & Sewer, Ser A, RB,
     Callable 10/01/09 @ 101 (AMBAC)
     4.750%, 10/01/19                                         3,720        3,507
   Manatee County, Community
     Redevelopment Administration,
     Center Project, RB, Callable
     04/01/00 @ 102 (MBIA)
     7.000%, 04/01/08                                         1,000        1,049
   Martin County, State Health Facilities
     Authority, Martin Memorial
     Medical Center, Ser B, RB,
     Callable 11/15/07 @ 102 (MBIA)
     5.150%, 11/15/11                                         1,070        1,097
   Miami, Packaging Facility, RB (MBIA)
     5.250%, 10/01/15                                         1,000        1,033
   Miami-Dade County, School District,
     GO (FSA)
     5.375%, 08/01/12                                         5,000        5,283
   Miami-Dade County, School District,
     Ser C, COP, Callable
     08/01/08 @ 101 (FSA)
     5.250%, 08/01/13                                         1,910        1,957



-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Miami-Dade County, Special
     Obligation, RB, Callable
     04/01/08 @ 86.60 (MBIA) (A)
     0.000% 10/01/11                                         $1,635       $  881
   Miami-Dade County,
     USMA Public Improvements, RB,
     Callable 10/01/09 @ 101 (FSA)
     5.125%, 10/01/13                                         2,515        2,565
   North Broward, Hospital District,
     ETM, RB (MBIA) (G)
     5.950%, 01/01/01                                         1,000        1,034
   Orange County, Public Facilities,
     Ser A, RB, Callable
     10/01/04 @ 102 (AMBAC)
     5.650%, 10/01/07                                           200          215
   Orange County, State Housing
     Finance Authority, Single
     Family Mortgage, Ser B, RB,
     Callable 9/01/07 @ 102
     5.800%, 09/01/17                                           655          676
   Orlando, Aviation Authority,
     Airport Facilities, RB,
     AMT (FGIC)
     5.250%, 10/01/13                                         1,725        1,770
     5.500%, 10/01/17                                         1,810        1,882
   Orlando, Aviation Authority,
     Airport Facilities, Ser A, RB,
     AMT, Callable 10/01/03 @
     102 (AMBAC)
     5.400%, 10/01/06                                         1,340        1,409
   Orlando, Electric & Water, Ser D, RB
     6.750%, 10/01/17                                         5,385        6,430
   Osceola County, COP (AMBAC)
     6.250%, 06/01/01                                         1,080        1,133
   Palm Beach County, Apartment
     System, RB, Callable
     10/01/01 @ 102 (MBIA)
     7.625%, 10/01/04                                         1,410        1,550
   Palm Beach County, Criminal
     Justice Facilities, RB (FGIC)
     5.375%, 06/01/09                                         1,500        1,600
     5.750%, 06/01/12                                         2,000        2,184
   Palm Beach County,
     Solid Waste Authority, Ser A,
     ETM, RB (AMBAC) (F)
     6.000%, 10/01/09                                           300          338


STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999


FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED



-------------------------------------------------------------------------------------
                                                          FACE AMOUNT
                                                             (000)      VALUE (000)
-------------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Palm Beach County,
     Solid Waste Authority,
     Ser A, RB (AMBAC)
     6.000%, 10/01/09                                        $2,225       $2,471
   Pensacola, Airport, Ser A, RB, AMT,
     Callable 10/01/08 @ 102 (MBIA)
     6.250%, 10/01/09                                           505          565
     6.000%, 10/01/12                                         1,075        1,170
   Pinellas County, Morton Plant
     Health Systems Project, RB,
     Callable 11/15/03 @ 102 (MBIA)
     5.500%, 11/15/08                                         1,500        1,580
   Pinellas County, State Housing
     Finance Authority,
     Single Family Mortgage, Ser C,
     RB, Callable 03/01/07 @ 102
     5.050%, 09/01/07                                           215          221
     5.100%, 09/01/08                                           230          236
   Plant City, Utility System, RB (MBIA)
     6.000%, 10/01/15                                           400          448
   Polk County, Utility System, ETM,
     RB (FGIC) (G)
     6.000%, 10/01/08                                         2,250        2,468
   Reedy Creek, Utility System,
     Ser 1991-1, RB, Prerefunded
     10/01/01 @ 101 (MBIA) (F)
     6.250%, 10/01/11                                           405          432
   South Broward, Hospital District, RB,
     Callable 05/01/03 @ 102 (AMBAC)
     7.500%, 05/01/08                                         1,000        1,137
   St. Lucie County, School District, GO,
     Callable 07/01/02 @ 102 (AMBAC)
     6.000%, 07/01/04                                           500          537
   State, Aqueduct Authority,
     RB, Prerefunded 09/01/01 @ 101
     (AMBAC)
     6.750%, 09/01/21                                           170          183
   State, Board of Education,
     Capital Outlay, GO
     6.100%, 06/01/00                                           125          127
   State, Board of Education,
     Capital Outlay, Ser A, GO,
     Callable 06/01/00 @ 102
     7.250%, 06/01/23                                           355          374
   State, Board of Education,
     Capital Outlay, Ser A, GO,
     Callable 01/01/08 @ 101
     5.250%, 01/01/12                                         2,495        2,571






-------------------------------------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------------------------------------
FLORIDA--CONTINUED
   State, Board of Education,
     Capital Outlay, Ser A, GO,
     Callable 01/01/09 @ 101
     4.750%, 01/01/19                                        $2,000       $1,885
   State, Board of Education,
     Capital Outlay, Ser B, GO (F)
     6.000%, 06/01/02                                         1,000        1,054
   State, Board of Education,
     Capital Outlay, Ser B, GO,
     Callable 06/01/02 @ 101
     5.900%, 06/01/12                                           450          480
     6.000%, 06/01/15                                           170          182
   State, Board of Education, Ser B,
     GO, Callable 06/01/01 @ 101
     6.000%, 06/01/22                                           500          535
   State, Board of Education, Ser C,
     ETM, GO (F)
     7.100%, 06/01/07                                           190          192
   State, Department of General Services,
     Preservation 2000, Ser A , RB,
     Callable 07/01/09 @ 101 (FGIC)
     5.250%, 07/01/12                                         2,000        2,066
   State, Finance Department,
     Department of Natural Resources,
     Preservation 2000, Ser A, RB,
     Prerefunded 07/01/01 @ 102
     (AMBAC) (F)
     6.750%, 07/01/06                                            80           86
   State, Finance Department, General
     Services, Environmental Protection,
     Preservation 2000, Ser B, RB,Callable
     07/01/08 @ 101 (FSA)
     5.250%, 07/01/12                                         3,000        3,092
   State, Municipal Power Agency,
     Saint Lucie Project, ETM, RB (F)
     5.000%, 10/01/17                                           500          496
   Sunrise, Utility System, RB,
     Callable 10/01/18 @ 100
     (AMBAC)
     5.200%, 10/01/22                                         2,000        2,010
     5.000%, 10/01/28                                         1,500        1,457
   Sunrise, Utility System, Ser A,
     RB (AMBAC) (A)
     0.000%, 10/01/09                                         1,000          617
   Tallahassee, Utility System,
     Ser B, RB, Prerefunded
     10/01/99 @ 102 (F)
     6.900%, 10/01/14                                           240          248





-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
FLORIDA--CONTINUED
   Tampa, Health System,
     Catholic Health, Ser A-1, RB,
     Callable 11/15/08 @ 102 (MBIA)
     5.250%, 11/15/11                                        $2,300       $2,362
   Tampa, Health System,
     Catholic Health, Ser A-2, RB,
     Callable 11/15/08 @ 102 (AMBAC)
     5.250%, 11/15/10                                         2,030        2,074
   Tampa, Refunding Bond, RB,
     Callable 10/1/01 @ 102 (AMBAC)
     7.050%, 10/01/07                                         1,000        1,089
   Tampa, Special Tax Allocation,
     Callable 10/01/01 @ 102 (AMBAC)
     6.900%, 10/01/09                                         1,500        1,626
                                                                          -------
                                                                          116,804
                                                                          -------
PUERTO RICO (7.7%)
   Commonwealth, Aqueduct & Sewer
     Authority, RB (MBIA)
     6.250%, 07/01/12                                         1,000        1,147
   Commonwealth, GO (MBIA)
     5.650%, 07/01/15                                         1,000        1,084
   Commonwealth, Electric Power
     Authority, Ser S, RB
     5.500%, 07/01/00                                           200          205
   Commonwealth,
     Highway & Transportation
     Authority, Ser X, RB (MBIA)
     5.500%, 07/01/15                                         1,690        1,804
   Commonwealth,
     Highway & Transportation
     Authority, Ser Z, RB (MBIA)
     6.250%, 07/01/14                                         3,000        3,460
   Commonwealth, Housing Finance,
     Homeowner Mortgage, Ser A, AMT,
     Callable 12/01/08 @ 101 (GNMA)
     5.100%, 12/01/18                                         2,000        2,002
   Commonwealth, Public Buildings
     Authority, Guaranteed Government
     Facilities, Ser A, RB (AMBAC)
     6.250%, 07/01/14                                           750          865
                                                                          ------
                                                                          10,567
                                                                          ------
Total Municipal Bonds
     (Cost $126,082)                                         127,371
                                                                          ------





-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
CASH EQUIVALENTS (7.7%)
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   1,390,405 outstanding shares of
   beneficial interest                                                   14,763
Overdistributed net investment income                                       (5)
Accumulated net realized gain
   on investments                                                           432
Net unrealized appreciation on investments                                1,289
                                                                   ------------
Total Net Assets (100.0%)                         $137,170
                                                                   ------------
                                                                   ------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                                       $ 10.59
                                                                   ------------
                                                                   ------------
Net Asset Value and Redemption Price
   Per Share-- Investor Shares                                          $ 10.60
                                                                   ------------
                                                                   ------------
Maximum Offering Price Per Share --
   Investor Shares ($10.60 / 96.25%)                                    $ 11.01
                                                                   ------------
                                                                   ------------
Net Asset Value, Offering and Redemption
   Price Per Shares-- Flex Shares (1)                                   $ 10.62
                                                                   ------------
                                                                   ------------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.




     THE ACOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



GEORGIA TAX-EXEMPT BOND FUND



-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
MUNICIPAL BONDS (94.3%)
GEORGIA (94.3%)
   Albany-Dougherty County,
     State Hospital Authority,
     Ser B, Prerefunded 09/01/00 @
     102 (AMBAC) (F)
     7.500%, 09/01/20                                        $  255       $  273
   Alpharetta, GO
     5.000%, 05/01/07                                         1,650        1,718
   Athens, Water & Sewer,
     ETM, RB (F)
     5.700%, 07/01/00                                           165          169
   Atlanta, Airport Facility,
     RB (AMBAC)
     6.000%, 01/01/03                                         1,000        1,066
     6.000%, 01/01/04                                           500          539
     6.500%, 01/01/06                                         1,000        1,122
   Augusta, Water & Sewer,
     RB, Prerefunded 05/01/02 @ 102 (F)
     6.200%, 05/01/03                                           130          140
   Bibb County, GO
     7.000%, 01/01/04                                           985        1,099
   Carroll County, Water and Sewer, RB,
     Callable 07/01/09 @ 102 (AMBAC)
     5.000%, 07/01/10                                           720          739
     5.000%, 07/01/11                                           805          819
   Cartersville, Water & Sewer,
     RB, Callable 07/01/08 @102 (FSA)
     5.000%, 07/01/12                                         1,255        1,259
   Cherokee County, School District, GO
     5.000%, 02/01/12                                         1,690        1,717
     5.000%, 02/01/13                                         1,370        1,389
   Clarke County, Athens Regional
     Medical Center Project, RB
     5.375%, 01/01/07                                         1,425        1,508
   Clayton County, GO
     5.000%, 08/01/02                                         1,000        1,034
   Clayton County, Water & Sewer
     Authority, RB (MBIA)
     5.000%, 05/01/11                                           600          611
   Clayton County, Water Authority,
     RB, Callable 05/01/06 @
     102 (AMBAC)
     5.350%, 05/01/09                                         1,500        1,586
   Cobb County, GO
     5.000%, 02/01/03                                         1,025        1,063
   Cobb County & Marietta,
     Coliseum & Exhibit Hall Authority,
     RB (MBIA)
     5.500%, 10/01/12                                           940        1,004







-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Cobb County & Marietta,
     Water Authority, RB
     5.000%, 11/01/03                                        $1,255       $1,306
     5.100%, 11/01/04                                         1,000        1,049
   Columbia County, Courthouse/
     Detention Center Projects, GO,
     Callable 02/01/08 @ 102
     5.000%, 02/01/10                                           920          931
   Dalton, Utilities Revenue,
     RB (MBIA)
     6.000%, 01/01/08                                         3,240        3,581
   Dalton-Whitfield County,
     Hospital Authority, RB,
     Prerefunded 07/01/00 @ 102 (F)
     7.000%, 07/01/03                                           355          375
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                                         1,650        1,762
   DeKalb County, Development
     Authority, Emory University Project,
     Ser A, RB, Callable 11/01/05 @ 101
     5.200%, 11/01/08                                           500          524
   DeKalb County, School District,
     Ser A, GO
     6.250%, 07/01/11                                         1,500        1,708
   Douglasville - Douglas County,
     Water & Sewer Authority,
     RB (AMBAC)
     5.625%, 06/01/15                                         1,370        1,467
   East Point, Building Authority,
     RB, Callable 02/01/06 @
     102 (AMBAC)
     4.800%, 02/01/07                                           535          548
   Fayette County, School District, GO
     6.250%, 03/01/07                                           450          498
   Fayette County, School District, GO,
     Callable 03/01/09 @ 102
     4.625%, 03/01/12                                         1,000          977
     4.625%, 03/01/13                                         1,000          969
   Fayette County, Water Authority,
     ETM, RB (MBIA) (F)
     8.550%, 10/01/01                                           300          332
   Forsyth County, School District, GO
     6.400%, 07/01/05                                           750          835
     6.500%, 07/01/06                                         1,000        1,128
   Forsyth County, School District,
     GO (MBIA)
     5.350%, 07/01/10                                           780          839
   Forsyth County, Water & Sewer
     Authority, RB
     5.000%, 04/01/04                                         1,000        1,040




-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
GEORGIA--CONTINUED
  Forsyth County, Water & Sewer
     Authority, RB,
     Callable 04/01/08 @ 101
     5.000%, 04/01/09                                        $1,120       $1,160
     5.000%, 04/01/10                                           460          472
   Fulco, Hospital Authority,
     Catholic Health East, Ser A, RB,
     Callable 11/15/08 @ 102 (MBIA)
     5.250%, 11/15/12                                         1,000        1,022
   Fulton County, Hospital Authority,
     Northside Hospital Project,
     Ser B, RB, Prerefunded 10/01/02
     @ 102 (MBIA) (F)
     6.600%, 10/01/11                                         2,000        2,203
   Fulton County, School District, GO
     5.250%, 01/01/12                                         1,000        1,044
   Gwinnett County, Recreation
     Authority, RB
     5.800%, 02/01/06                                           785          851
     5.875%, 02/01/07                                         1,390        1,520
   Gwinnett County, School District, GO
     6.400%, 02/01/06                                           500          560
   Gwinnett County, School District,
     Ser B, GO
     6.400%, 02/01/07                                         1,500        1,691
   Gwinnett County, Water & Sewer
     Authority, RB, Callable
     08/01/08 @ 102
     5.000%, 08/01/13                                           800          810
   Hall County, School District,
     Ser B, GO
     6.300%, 12/01/                                             675          753
   Henry County, GO
     6.300%, 08/01/08                                           300          340
   Henry County, Henry Medical
     Center Project, RB,
     Callable 07/01/07 @ 102 (AMBAC)
     5.500%, 07/01/08                                         2,460        2,629
   Henry County, School District,
     Ser A, GO
     6.150%, 08/01/06                                           150          166
     6.450%, 08/01/11                                           500          575
   Henry County, School District,
     Ser B, GO (MBIA)
     5.500%, 08/01/01                                           350          363
   Henry County, Water & Sewer
     Authority, RB (AMBAC)
     6.150%, 02/01/20                                         1,750        1,983





                                                           FACE AMOUNT
                                                              (000)     VALUE (000)



GEORGIA--CONTINUED
   Houston County, School District,
     Intergovernmental Contract,
     COP, Prerefunded 03/01/04
     @ 102 (MBIA)
     6.000%, 03/01/14                                        $2,000       $2,197
   Jackson County, School District,
     GO, Callable 07/01/08 @ 101
     5.000%, 07/01/10                                         1,020        1,046
   Medical Center Hospital Authority,
     Columbus Regional Healthcare
     System, RB, Callable 08/01/05
     @ 102, (MBIA)
     6.000%, 08/01/06                                         1,340        1,471
   Meriwether County, School District,
     GO (FSA)
     7.000%, 02/01/06                                           740          850
   Metro Atlanta, Rapid Transportation
     Authority, Ser N, RB
     6.000%, 07/01/07                                         1,000        1,097
   Metro Atlanta, Rapid Transportation
     Authority, Ser P, RB (AMBAC)
     6.250%, 07/01/08                                         1,000        1,131
   Milledgeville, Water & Sewer,
     RB (FSA)
     6.000%, 12/01/16                                         1,000        1,117
     6.000%, 12/01/21                                         1,000        1,118
   Paulding County, School District,
     GO (MBIA)
     6.000%, 02/01/10                                         1,000        1,110
   Paulding County, School District,
     Ser A, GO
     6.625%, 02/01/07                                         1,000        1,139
     6.625%, 02/01/08                                           500          574
   Private Colleges & Universities,
     Agnes Scott College Project, RB,
     Callable 06/01/09 @ 101 (MBIA)
     5.250%, 06/01/10                                         1,360        1,423
   Private Colleges & Universities,
     Emory University Project, Ser A, RB
     5.500%, 11/01/06                                           525          563
   Private Colleges & Universities,
     Emory University Project, Ser A,
     RB, Callable 11/01/07 @ 100
     5.000%, 11/01/10                                         1,000        1,021
   Private Colleges & Universities,
     Emory University Project, Ser C,
     RB, Callable 10/01/02 @ 102
     5.900%, 10/01/04                                           305          328


STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED



-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
GEORGIA--CONTINUED
   Private Colleges & Universities,
     Mercer University Project,
     RB (MBIA)
     6.400%, 10/01/11                                        $  500       $  580
   Private Colleges & Universities,
     Mercer University Project, Ser A,
     RB, Callable 10/01/09 @ 101
     5.250%, 10/01/13                                         1,000        1,016
   Private Colleges & Universities,
     Spelman College Project, RB (FGIC)
     6.000%, 06/01/09                                           475          520
   Putnam County, School District,
     GO, Callable 2/01/08 @ 102
     4.500%, 02/01/12                                           930          916
   Savannah, Hospital Authority,
     St. Josephs/Candler Health System,
     Ser B, RB, Callable 01/01/09 @ 101
     5.250%, 07/01/12                                         1,040        1,063
   Savannah, Water & Sewer,
     ETM, RB (F)
     6.450%, 12/01/04                                         1,000        1,115
   Smyrna, Development Authority, RB
     5.600%, 02/01/20                                           735          774
   State, Fulco Hospital, Health System,
     Catholic Health East, Ser A, RB,
     Callable 11/15/08 @ 102 (MBIA)
     5.250%, 11/15/13                                         2,000        2,034
   State, GO
     6.250%, 08/01/13                                           650          748
   State, Housing & Financial Authority,
     Single Family Mortgage, Ser B,
     RB, Callable 06/01/05 @ 102
     5.550%, 12/01/07                                           550          579
   State, Housing & Financial Authority,
     Single Family Mortgage, Ser B,
     RB, Callable 06/01/06
     @ 102 (FHA)
     5.550%, 12/01/10                                           325          339
     5.600%, 12/01/11                                           450          469
   State, Housing & Financial Authority,
     Single Family Mortgage, Ser C,
     RB, Callable 12/01/07 @ 101.50
     5.550%, 12/01/16                                           500          518
   State, Municipal Electric Authority,
     ETM, RB, Callable 01/12/98 @
     101 (F)
     8.000%, 01/01/15                                         1,900        2,509






-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
GEORGIA--CONTINUED
   State, Ser A, GO
     6.250%, 04/01/11                                        $1,000       $1,141
   State, Ser C, GO
     6.500%, 04/01/08                                         1,000        1,148
     6.250%, 08/01/08                                         1,360        1,544
   State, Ser D, GO
     6.700%, 08/01/10                                         2,250        2,661
     5.250%, 10/01/14                                           780          816
   State, Tollway Authority,
     Georgia 400 Project, RB
     5.000%, 07/01/09                                         1,280        1,334
   Upper Oconee Basin, Water Authority,
     RB, Callable 07/01/08 @ 102 (FGIC)
     5.000%, 07/01/12                                           500          503
   Vidalia, Water & Sewer, ETM, RB (F)
     6.000%, 07/01/07                                           605          671
   Walker County, School District, GO
     5.000%, 02/01/03                                         1,000        1,035
   Walker, Dade & Catoosa Counties,
     Hutchinson Medical Center
     Project, Ser A, RB,
     Callable 10/01/07 @ 102 (FSA)
     5.500%, 10/01/08                                         1,370        1,453
                                                                          ------
Total Municipal Bonds
   (Cost $97,514)                                            98,537
                                                                          ------
CASH EQUIVALENTS (6 8%)
   AIM Management Institutional
     Tax-Free Portfolio                                       2,297        2,297
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                                       4,812        4,812
                                                                          ------
Total Cash Equivalents
   (Cost $7,109)                                              7,109
                                                                          ------
Total Investments (101.1% )
   (Cost $104,623)                                           105,646
                                                                          ------
OTHER ASSETS AND LIABILITIES, NET (-1.1%) (1,160)
                                                                          ------
NET ASSETS:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on
   8,715,572 outstanding shares of
   beneficial interest                                       86,243
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   365,831 outstanding shares of
   beneficial interest                                        3,562



-------------------------------------------------------------------------------


-------------------------------------------------------------------------------

                                                  VALUE (000)
-------------------------------------------------------------------------------
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   1,330,702 outstanding shares of
   beneficial interest                                 $  13,302
Undistributed net investment income                            2
Accumulated net realized gain on investments                 354
Net unrealized appreciation on investments                 1,023
                                                     ------------
Total Net Assets (100.0%)            $104,486
                                                     ------------
                                                     ------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                      $    10.03
                                                     ------------
                                                     ------------
Net Asset Value and Redemption Price
   Per Share-- Investor Shares                         $    10.05
                                                     ------------
                                                     ------------
Maximum Offering Price Per Share --
   Investor Shares ($10.05 / 96.25%)                   $    10.44
                                                     ------------
                                                     ------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                   $    10.04
                                                     ------------
                                                     ------------


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



INVESTMENT GRADE BOND FUND



-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (40.4%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                                       $80,000      $91,592
     8.125%, 08/15/19                                        75,750       93,066
     6.125%, 11/15/27                                        35,000       35,378
     5.250%, 11/15/28                                         3,150        2,851
     5.250%, 02/15/29                                        14,550       13,354
   U.S. Treasury Notes
     4.625%, 12/31/00                                         9,000        8,901
     5.000%, 04/30/01                                       103,000      102,255
     6.250%, 04/30/01                                        12,300       12,485
     6.500%, 05/31/01                                        15,435       15,746
     6.625%, 06/30/01                                         3,480        3,559
     6.250%, 06/30/02                                         1,000        1,018
     5.750%, 10/31/02                                         7,215        7,239
     4.750%, 02/15/04                                        15,000       14,475
     6.125%, 08/15/07                                        65,350       66,630
     4.750%, 11/15/08                                        22,000       20,459
                                                                          ------
Total U.S. Treasury Obligations
     (Cost $484,065)                                        489,008
                                                                          ------
CORPORATE OBLIGATIONS (39.2%)
FINANCE (24.0%)
   Americal Financial Group
     7.125%, 12/15/07                                         7,000        6,956
   Central Fidelity
     8.150%, 11/15/02                                         3,000        3,180
   Conseco
     6.800%, 06/15/05                                        16,000       14,960
     6.400%, 06/15/11                                        11,500       11,270
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                                        23,300       22,572
   Donaldson Lufkin Jenrette
     5.875%, 04/01/02                                        16,500       16,232
   Donaldson Lufkin Jenrette, MTN
     6.150%, 05/04/04                                         8,400        8,148
   Finova Capital
     6.250%, 11/01/02                                        11,625       11,509
     6.110%, 02/18/03                                        18,750       18,445
     6.750%, 03/09/09                                         6,100        5,963
   Ford Motor Credit
     6.500%, 02/28/02                                        14,600       14,691
   Goldman Sachs
     6.650%, 05/15/09                                         9,400        9,259
   Great Western Financial
     8.600%, 02/01/02                                         9,800       10,167
   Household Finance
     6.250%, 08/15/03                                         5,825        5,738
     5.875%, 02/01/09                                        18,750       17,414





-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
FINANCE--CONTINUED
   Merrill Lynch, Ser B, MTN
     5.710%, 01/15/02                                        $12,750      $12,591
   Paine Webber Group, Ser C, MTN
     6.020%, 04/22/02                                        20,250       19,794
   Provident
     7.000%, 07/15/18                                        30,600       29,797
   Reliastar Financial
     6.500%, 11/15/08                                        16,750       15,996
   Salomon
     7.300%, 05/15/02                                        16,000       16,400
     6.250%, 01/15/05                                        20,000       19,100
                                                                         -------
                                                                         290,182
                                                                         -------





INDUSTRIAL (15.2%)
   AT&T
     6.000%, 03/15/09                                        17,275       16,476
     6.500%, 03/15/29                                        10,200        9,473
   AT&T Capital, MTN
     6.890%, 01/25/02                                        23,325       23,354
   Bausch & Lomb
     6.750%, 12/15/04                                        11,800       11,549
   Bausch & Lomb (C)
     6.150%, 08/01/99                                        12,000       11,940
   Corning
     6.300%, 03/01/09                                         4,000        3,874
   Dillards
     6.430%, 08/01/04                                        27,000       26,123
   Ford Motor
     6.625%, 10/01/28                                         2,085        1,931
   Ikon Capital, MTN
     6.730%, 06/15/01                                        13,000       12,838
   Philip Morris
     7.250%, 09/15/01                                        13,500       13,770
     7.500%, 04/01/04                                        14,500       14,953
   Sprint Capital
     5.875%, 05/01/04                                        11,500       11,141
     6.125%, 11/15/08                                         2,705        2,543
     6.375%, 05/01/09                                        10,270        9,808
     6.900%, 05/01/19                                        14,850       14,200
                                                                          -------
                                                                          183,973
                                                                          -------
Total Corporate Obligations
     (Cost $484,858)                                       474,155
                                                                          -------





-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (15.3%)
   FHLMC
     7.000%, 01/01/11                                        $1,430       $1,452
     7.000%, 02/01/12                                         8,192        8,318
   FNMA
     4.750%, 11/14/03                                         3,500        3,330
     6.500%, 01/01/13                                         1,702        1,695
     6.500%, 02/01/13                                         6,262        6,236
     6.500%, 03/01/13                                         4,304        4,285
     7.500%, 12/01/26                                           139          143
     7.000%, 01/01/27                                         6,902        6,906
     7.500%, 03/01/27                                            48           50
     7.500%, 05/01/27                                           386          395
     7.500%, 06/01/27                                            65           67
     7.500%, 07/01/27                                           451          461
     7.500%, 08/01/27                                           138          142
     7.500%, 09/01/27                                           366          375
     7.500%, 10/01/27                                         1,099        1,124
     7.500%, 11/01/27                                           121          124
     7.500%, 12/01/27                                           623          637
     7.500%, 01/01/28                                         1,152        1,179
     7.500%, 02/01/28                                           236          242
     7.500%, 04/01/28                                         1,466        1,500
     7.500%, 05/01/28                                           693          710
     7.500%, 06/01/28                                           103          106
   FNMA REMIC, Ser 1997-63, Cl PC
     6.500%, 03/18/26                                         9,160        9,024
   GNMA
     8.000%, 11/15/09                                         5,825        6,064
     7.000%, 12/15/22                                           208          209
     8.000%, 12/15/22                                        83,154       86,453
     7.000%, 09/15/23                                           215          216
     6.500%, 12/15/23                                         6,166        6,018
     7.000%, 09/15/25                                           472          474
     7.000%, 03/15/26                                           282          283
     7.000%, 04/15/26                                         1,047        1,049
     7.000%, 11/15/26                                           485          486
     7.000%, 01/15/27                                           744          746
     7.000%, 02/15/27                                           970          972
     7.000%, 03/15/27                                         1,872        1,878
     7.000%, 04/15/27                                           409          411
     7.000%, 08/15/27                                           548          549
     7.000%, 10/15/27                                         1,134        1,138
     7.000%, 11/15/27                                         2,107        2,111
     7.000%, 12/15/27                                         6,084        6,095
     7.000%, 01/15/28                                           170          170
     6.500%, 02/15/28                                         1,477        1,442
     6.500%, 03/15/28                                         8,061        7,870
     7.000%, 03/15/28                                           511          513
     6.500%, 04/15/28                                           395          386





-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--CONTINUED
     7.000%, 04/15/28                                        $  626       $  627
     6.500%, 05/15/28                                           451          441
     7.000%, 06/15/28                                            37           37
     6.500%, 08/15/28                                           193          189
     7.000%, 08/15/28                                            46           47
     6.500%, 09/15/28                                         1,502        1,468
     6.500%, 10/15/28                                           249          243
     6.500%, 11/15/28                                         1,041        1,017
     6.500%, 12/15/28                                         5,823        5,685
     6.500%, 02/15/29                                           984          961
                                                                         -------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $185,683)                                         184,749
                                                                         -------
ASSET-BACKED SECURITIES (1.5%)
   American Express Master Trust,
     Ser 1992-2, Cl A
     6.600%, 05/15/00                                         6,350        6,361
   Chase Commercial Mortgage
     Securities, Ser 1998-1,
     Cl A2, CMO
     6.560%, 05/18/08                                         3,495        3,460
   Discover Card Master Trust I,
     Ser 1998-4, Cl A
     5.750%, 10/16/03                                         8,190        8,077
   EQCC Home Equity Loan Trust,
     Ser 1994-1, Cl A
     5.800%, 03/15/09                                           457          449
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1 A1, CMO
     6.310%, 11/15/26                                           394          392
   Olympic Automobile Receivables Trust,
     Ser 1995-D, Cl A4
     6.050%, 11/15/00                                            62           62
                                                                         -------
Total Asset-Backed Securities
     (Cost $18,986)                                          18,801
                                                                         -------
CASH EQUIVALENT (1.0%)
   AIM Liquid Assets Portfolio                               12,160       12,160
                                                                         -------
Total Cash Equivalent
     (Cost $12,160)                                          12,160
                                                                         -------
REPURCHASE AGREEMENTS (3.0%)
   Deutsche Bank
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $19,945,118 (collateralized
     by various U.S. Treasury
     obligations: total market
     value $20,333,418) (H)                                  19,935       19,935

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999




INVESTMENT GRADE BOND FUND--CONCLUDED
-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   SBC Warburg
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $15,991,506 (collateralized by
     U.S. Treasury Bond: total market
     value $16,307,771) (H)                                  $15,983      $15,983
                                                                          -------
Total Repurchase Agreements
   (Cost $35,918)                                            35,918
                                                                          -------
Total Investments (100.4% )
   (Cost $1,221,671)                                         1,214,791
                                                                          -------
OTHER ASSETS AND LIABILITIES, NET (-0.4%) (4,790)
                                                                          -------
NET ASSETS:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 110,931,510 outstanding shares of
   beneficial interest                                                 1,160,025
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   3,371,284 outstanding shares of
   beneficial interest                                                    35,499
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   2,510,327 outstanding shares of
   beneficial interest                                                    26,536
Overdistributed net investment income                                       (145)
Accumulated net realized loss
   on investments                                                         (5,034)
Net unrealized depreciation on investments                                (6,880)
                                                                         -------
Total Net Assets (100.0%)                                    $1,210,001
                                                                         -------
                                                                         -------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                                         $10.36
                                                                          ------
                                                                          ------
Net Asset Value and Redemption
   Price Per Share-- Investor Shares                                      $10.36
                                                                          ------
                                                                          ------
Maximum Offering Price Per Share --
   Investor Shares ($10.36 / 96.25%)                                      $10.76
                                                                          ------
                                                                          ------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                                      $10.37
                                                                          ------
                                                                          ------


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

-------------------------------------------------------------------------------



INVESTMENT GRADE TAX-EXEMPT BOND FUND





-------------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------------
MUNICIPAL BONDS (88.5%)
ALABAMA (2.1%)
   Huntsville, Ser B, GO
     4.000%, 11/01/01                                        $1,660       $1,671
   Montgomery,
     Baptist Methodist Church,
     Special Care Facilities Financing
     Authority, Baptist Health, Ser B, RB,
     Callable 11/15/08 @ 101 (MBIA)
     5.250%, 11/15/12                                         1,450        1,470
   State Docks Authority, Docks
     Facility, RB (MBIA)
     5.250%, 10/01/00                                         1,000        1,024
                                                                          ------
                                                                           4,165
                                                                          ------
ARIZONA (4.3%)
   Maricopa County,
     Community College Project,
     Ser C, GO,
     5.250%, 07/01/01                                         5,000        5,158
   Maricopa County, School District
     No. 80, Chandler, GO, Partially
     Prerefunded 07/01/01 @
     101 (FGIC) (F)
     6.400%, 07/01/10                                         3,050        3,224
                                                                          ------
                                                                           8,382
                                                                          ------
CALIFORNIA (1.8%)
   Orange County, Loma Ridge
     Data Center Project, COP,
     Prerefunded 06/01/19
     @ 100 (AMBAC) (F)
     6.000%, 06/01/21                                         2,075        2,299
   State, GO (FGIC)
     5.750%, 02/01/11                                         1,000        1,098
                                                                          ------
                                                                           3,397
                                                                          ------
CONNECTICUT (0.4%)
   State, Special Tax Obligation,
     Transportation Infrastructure,
      Ser A, RB (FGIC)
     5.500%, 10/01/12                                           800          854
                                                                          ------
DISTRICT OF COLUMBIA (1.1%)
   District of Columbia, American
     College Obstetricians, RB,
     Prerefunded 8/15/01 @ 102
     (AMBAC) (F)
     6.500%, 08/15/18                                         1,930        2,078
                                                                          ------
FLORIDA (7.3%)
   Miami-Dade County, School District,
     GO (FSA)
     5.375%, 08/01/12                                         5,000        5,283





--------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
--------------------------------------------------------------------------------

   Palm Beach County, Criminal Justice
     Facilities, RB (FGIC)
     5.750%, 06/01/12                                        $5,000       $5,461
   State, Finance Department,
     General Services, Environmental
     Protection, Preservation 2000, Ser B,
     RB, Callable 07/01/08 @ 101 (FSA)
     5.250%, 07/01/12                                         3,500        3,608
                                                                          ------
                                                                          14,352
                                                                          ------
GEORGIA (4.1%)
   Atlanta, Water & Sewer, RB,
     Prerefunded 01/01/04
     @ 100 (FGIC-TCRS) (F)
     4.500%, 01/01/18                                         2,500        2,543
   State, Electric Authority, Ser X,
     RB (MBIA)
     6.500%, 01/01/12                                         4,700        5,419
                                                                          ------
                                                                           7,962
                                                                          ------
HAWAII (0.5%)
   State, Ser CR, GO,
     Callable 04/01/08 @ 101 (MBIA)
     5.250%, 04/01/13                                         1,000        1,020
                                                                          ------
ILLINOIS (13.3%)
   Chicago, School Finance Authority, GO,
     Callable 6/01/02 @ 102 (FGIC)
     6.250%, 06/01/09                                         6,000        6,454
   Chicago, Midway Airport,
     Ser C, RB (MBIA)
     5.500%, 01/01/13                                         2,380        2,515
     5.500%, 01/01/14                                         2,520        2,660
   State, Financial Authority,
     Provena Health, Ser A, RB,
     Callable 05/15/08 @ 101 (MBIA)
     5.500%, 05/15/11                                         2,500        2,607
   State, Health Facilities Authority,
     Trinity Medical Center Project,
     RB, Callable 07/01/02 @
     102 (FSA)
     7.000%, 07/01/12                                         5,000        5,506
   State, Regional Transportation
     Authority, RB (FGIC)
     6.000%, 06/01/15                                         2,000        2,216
   State, Regional Transportation
     Authority, Ser A, RB,
     Callable 06/01/02 @
     102 (AMBAC)
     6.500%, 06/01/15                                         3,830        4,151
                                                                          ------
                                                                          26,109
                                                                          ------


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONTINUED



------------------------------------------------------------------------------
                                                         FACE AMOUNT
                                                            (000)     VALUE (000)
------------------------------------------------------------------------------
INDIANA (1.1%)
   State, Transportation Finance
    Authority, Ser A, RB,
    Callable 12/01/08 @ 101 (MBIA)
    5.250%, 12/01/12                                        $2,000       $2,050
                                                                         ------
MARYLAND (1.5%)
   Baltimore, Water Project, Ser A, RB,
     Callable 07/01/06 @ 101 (FGIC)
     5.800%, 07/01/15                                        2,800        2,985
                                                                         ------
MASSACHUSETTS (0.7%)
   Boston, City Hospital Project, RB,
     Partially Prerefunded 08/15/99
     @ 100 (FHA) (F)
     7.650%, 02/15/10                                        1,260        1,347
                                                                         ------
MICHIGAN (1.6%)
   State, Building Authority, Ser II, RB,
     Callable 10/01/01 @ 102
     6.750%, 10/01/11                                        2,950        3,182
                                                                         ------
MISSOURI (1.5%)
   St. Louis, Water Utility Improvements,
     RB, Callable 07/01/04 @ 102 (FGIC)
     5.950%, 07/01/06                                        1,170        1,287
   State, Health & Educational Facilities
     Authority, Healthcare Project,
     Ser B, ETM, RB,
     Callable 06/01/00
     @ 102 (MBIA) (F)
     7.000%, 06/01/05                                        1,500        1,581
                                                                         ------
                                                                          2,868
                                                                         ------
NEBRASKA (4.3%)
   American Public Energy Agency,
     Public Gas Agency Project, Ser A,
     RB (AMBAC)
     5.000%, 06/01/05                                        1,000        1,034
     5.250%, 06/01/09                                        2,250        2,339
     5.250%, 06/01/11                                        2,800        2,898


   State, Public Power District, Power
     Supply System, Ser C, RB,
     Prerefunded 07/01/04 @ 101 (F)
     4.750%, 01/01/07                                        2,000        2,078
                                                                         ------
                                                                          8,349
                                                                         ------



--------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
--------------------------------------------------------- -----------------------
NEVADA (3.7%)
   Clark County, School District, GO,
     Callable 06/01/03 @ 101 (FGIC)
     5.250%, 06/01/07                                        $7,000       $7,260
                                                                          ------
NEW JERSEY (1.5%)
   State, Transportation System, Ser A,
     RB, Callable 6/15/08 @ 100
     5.000%, 06/15/12                                         3,000        3,024
                                                                          ------
NEW YORK (6.2%)
   Oneida-Herkimer, Solid Waste
     Management Authority, RB (FSA)
     5.500%, 04/01/14                                         1,285        1,356
   State, Dormitory Authority, RB,
     Callable 07/01/14 @ 100 (FSA)
     5.750%, 07/01/18                                         1,800        1,951
   State, Dormitory Authority, Ser A,
     RB (AMBAC)
     6.000%, 07/01/10                                         1,550        1,724
   State, Environmental Facilities,
     Corporate Pollution Control,
     Ser E, RB (MBIA)
     6.000%, 06/15/12                                         3,050        3,408
   Triborough Bridge & Tunnel
     Authority, Ser V, RB,
     Callable 01/01/01
      @ 102 (FGIC-TCRS)
     6.875%, 01/01/05                                         3,500        3,728
                                                                          ------
                                                                          12,167
                                                                          ------
NORTH CAROLINA (2.2%)
   State, Eastern Municipal Power
     Agency, Ser A, RB, Prerefunded
     01/01/22 @ 100 (F)
     6.000%, 01/01/26                                         1,550        1,735
   State, Medical Care Community
     Hospital, Mercy Hospital Project,
     RB, ETM, Callable 08/01/02
     @ 102 (F)
     6.500%, 08/01/15                                         1,000        1,096
   State, Medical Care Community
     Hospital, Rex Hospital Project, RB
     5.100%, 06/01/00                                         1,500        1,525
                                                                          ------
                                                                           4,356
                                                                          ------



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
OHIO (0.9%)
   Cleveland, City School District,
     Ser A, GO, Callable 12/01/02
     @ 102 (FGIC)
     5.875%, 12/01/11                                        $1,650       $1,769
                                                                          ------
OREGON (1.1%)
   Clackamas County,
     School District No. 12, RB,
     Callable 06/01/09 @ 100 (FGIC)
     5.250%, 06/01/13                                         2,000        2,052
                                                                          ------
PENNSYLVANIA (2.1%)
   Allegheny County, Hospital
     Development Authority,
     Ohio Valley General, RB,
     Callable 04/01/03 @ 100 (MBIA)
     5.875%, 04/01/11                                         1,500        1,577
   State, University of Pennsylvania,
     Health Services, Ser A, RB,
     Callable 07/01/08 @ 100 (MBIA)
     5.250%, 01/01/12                                         2,450        2,503
                                                                          ------
                                                                           4,080
                                                                          ------
PUERTO RICO (0.2%)
   Commonwealth, Telecom Authority,
     RB, Prerefunded 01/01/03
     @ 101.5 (MBIA) (F)
     5.250%, 01/01/05                                           300          317
                                                                          ------
SOUTH DAKOTA (3.6%)
   State, Health & Educational Facility
     Authority, St  Lukes Midland
     Regional Medical Center, RB,
     Callable 07/01/01 @ 102 (MBIA)
     6.625%, 07/01/11                                         6,675        7,132
                                                                          ------
TENNESSEE (3.2%)
   Metropolitan Nashville Airport,
     Ser C, RB, Callable 07/01/01
     @ 102 (FGIC)
     6.600%, 07/01/15                                         3,900        4,176
   Shelby County, GO, Prerefunded
     12/01/00 @ 102 (G)
     6.250%, 12/01/09                                         2,000        2,121
                                                                          ------
                                                                           6,297
                                                                          ------
TEXAS (8.5%)
   Amarillo, Health Facilities
     Corporation, Baptist Saint Anthonys
     Hospital, RB (FSA)
     5.500%, 01/01/13                                        $1,000       $1,049
   Austin, Independent School District,
     GO, Prerefunded 08/01/06
     @ 100 (F)
     5.750%, 08/01/14                                         2,100        2,287
   Corpus Christi, Utility Systems, RB,
     Callable 7/15/09 @ 100 (FSA)
     5.250%, 07/15/12                                         2,780        2,852
     5.250%, 07/15/13                                         2,200        2,247
   Harris County, Memorial Hermann
     Hospital System Project, RB (FSA)
     5.500%, 06/01/13                                         6,280        6,594
   University, Ser B, RB,
     Callable 08/15/01 @ 102
     6.750%, 08/15/13                                         1,475        1,589
                                                                          16,618
                                                                          ------
VERMONT (1.1%)
   Burlington, Ser A,
     Callable 07/01/02 @102 (MBIA)
     6.250%, 07/01/14                                         2,000        2,156
                                                                          ------
WASHINGTON (8.1%)
   Snohomish County,
     School District No. 015 Edmonds,
     GO, Callable 6/01/09 @100 (FGIC)
     5.250%, 12/01/15                                         2,000        2,017
   Spokane County,
     School District No. 356, Ser A, GO,
     Callable 06/01/08 @ 100 (FGIC)
     5.250%, 12/01/12                                         1,740        1,781
   State, Ser B, GO,
     Callable 05/01/04 @ 100
     5.750%, 05/01/14                                         5,600        5,921
   Whatcom County,
     School District No. 501,
     Bellingham, GO (FSA)
     5.250%, 12/01/13                                         3,110        3,229
   Yakima & Benton Countys,
     School District, GO,
     Callable 06/01/09 @ 100 (AMBAC)
     5.250%, 12/01/13                                         1,315        1,339
     5.250%, 12/01/15                                         1,530        1,543
                                                                          ------
                                                                          15,830
                                                                          ------




SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
WEST VIRGINIA (0.5%)
   West Virginia University, University
     Projects, Ser A, RB (MBIA)
     5.500%, 04/01/14                                        $1,000       $1,059
                                                                          ------
Total Municipal Bonds
     (Cost $173,797)                                         173,217
                                                                          ------
REPURCHASE AGREEMENT (0.6%)
   Deutsche Bank
     4.78%, dated 05/28/99, matures
     06/01/99, repurchase price
     $1,209,350 (collateralized by
     U.S. Treasury Bond: total market
     value $1,233,463) (H)                                    1,209        1,209
                                                                          ------
Total Repurchase Agreement
     (Cost $1,209)                                            1,209
                                                                          ------
CASH EQUIVALENTS (9 8%)
   AIM Management Institutional
     Tax-Free Portfolio                                       9,630        9,630
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                                       9,643        9,643
                                                                          ------
Total Cash Equivalents
     (Cost $19,273)                                          19,273
                                                                          ------
Total Investments (98.9% )
   (Cost $194,279)                                           193,699
                                                                          ------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.



-------------------------------------------------------------------------------


LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (27.7%)
   U.S. Treasury Notes
     5.750%, 11/30/02                                       $26,000      $26,065
     5.250%, 05/15/04                                        12,800       12,611
                                                                         -------
Total U.S. Treasury Obligations
   (Cost $38,963)                                            38,676
                                                                         -------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (69.5%)
   FHLMC
     8.000%, 12/01/02                                         1,198        1,228
     7.000%, 03/01/04                                         6,383        6,471
     6.500%, 06/01/13                                         9,325        9,282
   FHLMC REMIC, Ser 1614-H
     6.000%, 06/15/20                                         4,550        4,537
   FHLMC REMIC, Ser 1624-KC
     6.000%, 06/15/08                                        11,084       10,949
   FHLMC REMIC, Ser 1666-E
     6.000%, 12/15/19                                         5,000        4,973
   FHLMC REMIC, Ser 29-Q
     7.500%, 06/25/20                                        15,000       15,345
   FNMA
     7.000%, 03/01/04                                         7,313        7,411
     8.500%, 04/01/17                                           543          570
     7.000%, 03/01/29                                         2,977        2,978
   FNMA REMIC, Ser 1993-206G
     6.000%, 04/25/19                                        11,000       10,962
   FNMA REMIC, Ser 1993-223PH
     6.050%, 10/25/22                                         5,375        5,270
   GNMA
     9.000%, 11/15/17                                           741          800
     8.000%, 12/15/22                                        15,542       16,160
                                                                         -------
Total U.S. Agency Mortgage-Backed Obligations
   (Cost $96,801)                                            96,936
                                                                         -------
REPURCHASE AGREEMENT (2.1%)
   Morgan Stanley
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $2,967,059 (collateralized by
     FNMA obligation: total market
     value $3,058,818) (H)                                    2,965        2,965
                                                                         -------
Total Repurchase Agreement
   (Cost $2,965)                                              2,965
                                                                         -------
Total Investments (99.3% )
   (Cost $138,729)                                           138,577
                                                                         -------
OTHER ASSETS AND LIABILITIES, NET (0.7%) 1,012
                                                                         -------







-------------------------------------------------------------------------------

                                                  VALUE (000)
-------------------------------------------------------------------------------


NET ASSETS:
Fund shares of the Trust Class (unlimited

   authorization -- no par value) based
   on 13,606,488 outstanding shares of
   beneficial interest                             $136,690

Fund shares of the Investor Class (unlimited
   authorization -- no par value) based on
   223,041 outstanding shares of
   beneficial interest                                2,240
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   213,079 outstanding shares of
   beneficial interest                                2,155
Overdistributed net investment income                  (40)
Accumulated net realized loss
   on investments                                    (1,304)
Net unrealized depreciation on investments             (152)
                                                     ------------
Total Net Assets (100.0%)            $139,589
                                                     ------------
                                                     ------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                            $ 9.94
                                                     ------------
                                                     ------------
Net Asset Value and Redemption Price
   Per Share-- Investor Shares                               $ 9.93
                                                     ------------
                                                     ------------
Maximum Offering Price Per Share --
   Investor Shares ($9.93 / 97.50%)                         $ 10.18
                                                     ------------
                                                     ------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                         $ 9.94
                                                     ------------
                                                     ------------


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



MARYLAND MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.3%)
MARYLAND (72.5%)
 Anne Arundel County, Water Utility
     Improvements, GO,
     Callable 02/01/08 @ 101
     5.125%, 02/01/24                                        $  750       $  743
   Baltimore County, Construction &
     Public Improvements, GO,
     Callable 06/01/06 @ 101
     5.500%, 06/01/16                                           250          260
   Baltimore County, Oak Crest
     Village Project, Retirement
     Facilities, RB (C) (E)
     3.250%, 06/02/99                                         1,000        1,000
   Baltimore County, Pension Funding,
     GO, Callable 08/01/08 @ 101
     5.125%, 08/01/15                                           500          507
   Baltimore County, Public
     Improvements, GO,
     Callable 07/01/08 @ 101
     4.750%, 07/01/09                                           500          510
   Baltimore County, Revenue
     Authority, RB,
     Prerefunded 07/01/99 @ 102 (F)
     7.200%, 07/01/19                                           200          205
   Baltimore, Emergency
     Telecommunication Facilities, Ser A,
     COP, Callable 10/01/07 @ 102
     (AMBAC)
     5.000%, 10/01/17                                           400          399
   Baltimore, Parking Authority, City
     Parking  System Facilities,
     RB (FGIC)
     4.350%, 07/01/02                                           200          203
   Baltimore, Pollution Control, General
     Motors Corporate Project, RB
     5.350%, 04/01/08                                           250          265
   Calvert County, Economic
     Development Authority, Asbury-
     Solomons Project, RB,
     Callable 01/01/08 @ 102 (MBIA)
     5.000%, 01/01/17                                           250          246
5.000%, 01/01/27                                                250          243
   Calvert County, Pollution Control,
     Baltimore  Gas & Electric Company
     Project, RB, Callable 07/15/04 @ 102
     5.550%, 07/15/14                                           250          257
   Carroll County, Public Improvements,
     GO,  Callable 12/01/06 @ 101
     5.125%, 12/01/14                                           500          507
   Elkton, Highway Service Ventures,
     RB (C) (E)
     3.300%, 06/02/99                                           705          705





-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
   Howard County, Metropolitan District,
  Public Improvements, Ser A, GO,
  Prerefunded 02/15/05 @ 101 (G)
  5.650%, 02/15/16                                           $  100       $  108
Montgomery County, Economic
  Development, Genomic Research
  Facility, RB (C) (E)
  3.250%, 06/03/99                                              700          700
Montgomery County, Housing
  Authority, Kensington Park,
  RB (MBIA) (C)
  3.400%, 06/02/99                                            1,600        1,600
Montgomery County, Human
  Services Headquarters Project, RB
  5.400%, 08/01/06                                              200          214
Montgomery County, Pollution
  Control, Potomac Electric Power
  Company Project, RB,
  Callable 02/15/04 @ 102
  5.375%, 02/15/24                                              100          101
Montgomery County, Ser A, GO
  5.800%, 07/01/07                                              500          549
Northeast Maryland, Waste Disposal
  Authority,  Montgomery County
  Resource Recovery Project, RB,
  Callable 07/01/03 @ 102
  6.200%, 07/01/10                                              275          294
Prince Georges County, Public
  Improvements,  Ser A, GO,
  Callable 03/01/02 @ 102 (MBIA)
  5.625%, 09/01/04                                              250          265
Queen Annes County,
  Public Facilities, GO (FGIC)
  5.125%, 11/15/06                                              350          369
Saint Mary's County, Public Facilities,
  GO, Callable 11/01/03 @ 102 (AMBAC)
  5.500%, 11/01/07                                              150          160
Saint Mary's County, Public
  Improvements, GO (MBIA)
  4.500%, 09/01/00                                              500          507
State, Aviation Administration
  Facilities, COP, AMT,
  Callable 05/01/09 @101
  4.750%, 05/01/13                                            1,500        1,469
State, Community Development,
  RB, AMT, Callable 03/01/09 @ 101
  5.250%, 09/01/19                                            1,000        1,000
State, Economic Development,
  Chesapeake Bay Foundation,
  RB (C) (E)
  3.250%, 06/03/99                                            1,000        1,000
State, Economic Development,
  Dietz & Watson Project, RB (C) (E)
  3.400%, 06/02/99                                            1,000        1,000



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, GO (C)
     3.320%, 06/03/99                                        $  700       $  700
   State, Health & Higher Educational
     Facilities Authority, Anne Arundel
     Medical Center Project, RB,
     Callable 7/01/08 @ 101 (FSA)
     5.125%, 07/01/28                                         1,500        1,472
   State, Health & Higher Educational
     Facilities Authority, Broadmead
     Project, RB, Callable 07/01/07 @ 102
     5.500%, 07/01/17                                           300          300
   State, Health & Higher Educational
     Facilities Authority,  Calvert
     Memorial Hospital Project, RB,
     Callable 07/01/08 @ 102
     5.000%, 07/01/13                                           400          396
   State, Health & Higher Educational
     Facilities Authority, Johns Hopkins
     Health System Project, RB,
     Callable 07/01/07 @ 102 (AMBAC)
     5.250%, 07/01/17                                           350          351
   State, Health & Higher Educational
     Facilities Authority, Loyola College
     Project, Ser A, RB,
     Callable 10/01/06 @ 102 (MBIA)
     5.500%, 10/01/16                                           250          259
   State, Health & Higher Educational
     Facilities Authority, Pickersgill
     Project, Ser A, RB,
     Callable 01/01/07 @ 102
     6.000%, 01/01/15                                           350          365
   State, Health & Higher Educational
     Facilities Authority, Pooled Loan
     Project, Ser D, RB (C) (E)
     3.200%, 06/03/99                                           500          500
   State, Health & Higher Educational
     Facilities Authority, University
     of Maryland Medical
     Systems Project, Ser A, RB,
     Prerefunded 07/01/01 @ 100 (FGIC) (F)
     6.500%, 07/01/21                                           200          211
   State, Health & Higher Educational
     Facilities Authority, Upper
     Chesapeake Hospital Project,
     RB, Callable 01/01/08 @ 101 (FSA)
     5.125%, 01/01/33                                         1,500        1,461
   State, Housing & Community
     Development, RB (C)
     3.320%, 06/03/99                                           675          675
   State, Housing & Community
     Development, Ser B, RB, AMT,
     Callable 03/01/07 @ 101.50 (E)
     5.875%, 09/01/25                                           500          518




--------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)       VALUE (000)
---------------------------------------------------------------------------------

State, Housing & Community
  Development, Single Family
  Housing, First Ser, RB,
  Callable 04/01/07 @ 101.50 (E)
  5.600%, 04/01/18                                          $  430        $  441
State, Housing & Community
  Development, Single Family
  Program, Second Series, RB,
  Callable 04/01/09 @ 101
  5.000%, 04/01/17                                           1,000           990
State, Industrial Development
  Authority, Holy Cross Health
  System, RB, Callable 12/01/03 @ 102
  5.500%, 12/01/15                                             100           101
State, Public Improvements,
  First Ser, GO,
  Callable 02/15/06 @ 101.50
  4.700%, 02/15/10                                             300           302
State, Public Improvements,
  Third Ser, GO
  5.500%, 10/15/04                                             500           536
State, Stadium Authority, Sports
  Facility Project, RB,
  Callable 03/01/06 @ 101 (AMBAC)
  5.800%, 03/01/26                                             250           265
State, Transportation Authority,
  Transportation Facilities
  Project, ETM, RB
  6.800%, 07/01/16                                             120           141
University of Maryland, System
  Auxiliary Facility & Tuition
  Revenue, Ser A, RB,
  Callable 04/01/08 @ 100
  5.000%, 04/01/19                                             500           491
University of Maryland, University &
  College Improvements, Ser A, RB
  5.000%, 04/01/05                                             400           417
University of Maryland, University &
  College Improvements, Ser A, RB,
  Callable 04/01/05 @ 102
  5.400%, 04/01/09                                             100           106
University of Maryland, University &
  College Improvements, Ser A, RB,
  Callable 04/01/06 @ 101
  5.500%, 04/01/08                                             100           107
University of Maryland, University &
  College Improvements, Ser C, RB
  4.350%, 10/01/03                                             250           254
Washington County, Public
  Improvements, GO,
  Callable 01/01/03 @ 102 (FGIC)
  5.250%, 01/01/07                                             100           104


STATEMENT OF NET ASSETS


--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



MARYLAND MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
--------------------------------------------------------------------------------
   Washington County, Suburban
     Sanitation District, GO,
     Callable 06/01/06 @ 100
     5.600%, 06/01/19                                      $   250       $   260
                                                                         -------
                                                                          27,109
                                                                         -------
PUERTO RICO (22.2%)
   Commonwealth, Electric Power
     Authority, RB (C)
     3.390%, 06/03/99                                        1,600         1,600
   Commonwealth, Government
     Development, RB (MBIA) (C)
     3.000%, 06/02/99                                        1,600         1,600
   Commonwealth, Highway &
     Transportation Authority, RB (C)
     3.120%, 06/03/99                                        1,600         1,600
   Commonwealth, Highway &
     Transportation Authority, Ser Y, RB,
     Callable 07/01/06 @ 101.50
     5.500%, 07/01/26                                          300           306
   Commonwealth, Public Finance, RB (C)
     3.120%, 06/03/99                                        1,600         1,600
   Commonwealth, RB (C)
     3.120%, 06/03/99                                        1,600         1,600
                                                                         -------
                                                                           8,306
                                                                         -------
TEXAS (0.6%)
   Grapevine, Industrial Development
     Authority,  American Airlines
     Project, Ser A2, RB (C) (D) (E)
     3.250%, 06/01/99                                          200           200
                                                                         -------
Total Municipal Bonds
   (Cost $35,360)                                           35,615
                                                                         -------
CASH EQUIVALENTS (4.0%)
   AIM Tax Free Institutional
     Cash Reserve                                              763           763
   Federated Maryland Municipal
     Cash Trust                                                731           731
                                                                         -------
Total Cash Equivalents
   (Cost $1,494)                                             1,494
                                                                         -------
Total Investments (99.3% )
   (Cost $36,854)                                           37,109
                                                                         -------
OTHER ASSETS AND LIABILITIES, NET (0.7%)                       272
                                                                         -------



--------------------------------------------------------------------------------

                                                                       VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Trust Class
 ($.001 par value -- .9 billion shares
  authorized) based on 2,948,238
  outstanding shares                                                   $ 29,388
Portfolio Shares of Flex Class
 ($.001 par value -- 50 million shares
 authorized)based on 766,159
 outstanding shares                                                       7,759
Overdistributed net investment income                                        (2)
Accumulated net realized loss
   on investments                                                           (19)
Net unrealized appreciation on investments                                  255
                                                                       ---------
Total Net Assets (100.0%)                                              $ 37,381
                                                                       ---------
                                                                       ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                                      $  10.06
                                                                       ---------
                                                                       ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                                   $  10.08
                                                                       ---------
                                                                       ---------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A
POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

                                       42





-------------------------------------------------------------------------------


SHORT-TERM BOND FUND
-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (34.1%)
U.S. Treasury Notes
  5.625%, 10/31/99                                     $ 3,000           $ 3,009
  5.000%, 04/30/01                                      15,000            14,892
  6.500%, 08/31/01                                       7,000             7,150
  6.375%, 09/30/01                                       8,000             8,152
  6.250%, 10/31/01                                       4,750             4,830
  7.500%, 11/15/01                                       9,000             9,405
  6.250%, 02/28/02                                       3,250             3,304
  6.250%, 06/30/02                                       2,000             2,036
  6.000%, 07/31/02                                       8,000             8,089
  6.250%, 08/31/02                                       6,000             6,107
  5.750%, 10/31/02                                       1,280             1,284
  5.250%, 08/15/03                                       1,000               984
  4.750%, 02/15/04                                       2,850             2,750
U.S. Treasury STRIPS
  0.000%, 08/15/03                                       1,250               988
                                                                         -------
Total U.S. Treasury Obligations
     (Cost $73,499)                                        72,980
                                                                          ------
CORPORATE OBLIGATIONS (40.8%)
FINANCE (15.4%)
   American Express
     6.750%, 06/23/04                                       3,000          3,019
   American General
     5.900%, 01/15/03                                       2,000          1,962
     6.250%, 03/15/03                                       1,100          1,089
   Associates Corporation
     5.750%, 11/01/03                                       2,000          1,942
   Associates Corporation, MTN
     7.080%, 04/15/03                                       1,500          1,532
   Bank One Arizona
     6.000%, 09/15/05                                       2,270          2,185
   Chrysler Financial
     9.500%, 12/15/99                                       1,000          1,023
   CIT Group Holdings
     6.375%, 08/01/02                                       1,345          1,345
   Commercial Credit
     6.375%, 09/15/02                                       2,500          2,503
   Conoco
     5.900%, 04/15/04                                       1,150          1,121
   Ford Motor Credit
     6.500%, 02/28/02                                         725            730
   General Motors Acceptance
     5.950%, 03/14/03                                       1,000            984
   Household Finance, MTN
     7.080%, 06/03/02                                       2,500          2,547
   International Lease, MTN
     5.500%, 09/29/03                                       2,000          1,925
   Merrill Lynch, Ser B, MTN
     5.640%, 01/27/03                                       3,750          3,656




-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
FINANCE--CONTINUED
   Morgan Stanley Dean Witter, Ser C
     5.625%, 04/12/02                                     $ 1,750        $ 1,719
   Salomon Brothers
     7.125%, 08/01/99                                       1,300          1,304
   Sears Roebuck Acceptance, MTN
     6.920%, 06/17/04                                       2,250          2,267
                                                                         -------
                                                                          32,853
                                                                         -------
INDUSTRIAL (15.7%)
   American Home Products
     7.900%, 02/15/05                                       2,000          2,132
   Clark Equipment
     9.750%, 03/01/01                                       1,750          1,844
   Computer Associates
     6.375%, 04/15/05                                       2,300          2,194
   Dayton Hudson
     6.800%, 10/01/01                                       1,500          1,524
     5.950%, 06/15/10                                         500            501
   General Foods
     6.000%, 06/15/01                                         500            494
   IBM, MTN
     5.800%, 05/15/01                                       1,250          1,247
   Norfolk Southern
     7.875%, 02/15/04                                       1,500          1,577
   Philip Morris
     7.250%, 09/15/01                                       1,000          1,020
     7.500%, 01/15/02                                         500            512
   Raytheon
     6.450%, 08/15/02                                       2,900          2,904
   RJR Nabisco
     6.800%, 09/01/01                                       1,500          1,509
   Tenneco
     10.075%, 02/01/01                                      3,000          3,180
   TRW (B)
     6.500%, 06/01/02                                       3,000          2,996
   TRW, MTN
     9.000%, 02/09/01                                       1,000          1,041
   Union Pacific
     7.060%, 05/15/03                                       1,500          1,519
   USAA, Cl B, MTN (B)
     8.880%, 09/21/99                                       2,000          2,019
   Walt Disney, MTN
     5.600%, 01/13/00                                       2,500          2,497
   Waste Management
     6.500%, 12/15/02                                       3,000          2,992
                                                                         -------
                                                                          33,702
                                                                         -------
UTILITIES (9.7%)
   Baltimore Gas and Electric
     6.125%, 07/01/03                                       1,750          1,730




STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



SHORT-TERM BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------

UTILITIES--CONTINUED
   Bellsouth Savings
     9.125%, 07/01/03                                      $1,506         $1,582
   Indiana & Michigan Power, MTN
     6.400%, 03/01/00                                       2,250          2,258
   Northern States Power
     6.125%, 12/01/05                                       5,000          4,875
   NYNEX Credit, MTN
     6.900%, 06/15/99                                          2,000       2,001
   Pacific Gas and Electric
     5.875%, 10/01/05                                          3,500       3,373
   Philadelphia Electric
     7.125%, 09/01/02                                          2,000       2,040
   Southern New England Telephone,
     Ser C, MTN
     6.125%, 12/15/03                                          3,000       2,974
                                                                          ------
                                                                          20,833
                                                                          ------
Total Corporate Obligations
     (Cost $88,238)                                           87,388
                                                                          ------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (12.2%)
   FHLB
     5.510%, 02/06/01                                          2,750       2,745
   FHLMC
     8.000%, 01/01/00                                            241         243
     6.500%, 12/01/00                                          1,271       1,277
   FNMA
     8.500%, 11/01/01                                              8           9
     6.500%, 06/01/13                                          4,534       4,517
     6.500%, 09/01/13                                          2,902       2,893
     7.500%, 09/01/26                                            657         672
     7.000%, 01/01/27                                          1,733       1,735
     7.500%, 09/01/27                                            709         725
     7.500%, 10/01/27                                            673         687
     7.500%, 11/01/27                                            604         617
     7.500%, 12/01/27                                          1,862       1,903
     7.500%, 01/01/28                                            765         782
     7.500%, 03/01/28                                            780         796
     7.500%, 06/01/28                                            304         311
   FNMA REMIC, Ser 1996-30, Cl PC
     7.000%, 11/25/20                                          2,600       2,641
   GNMA
     8.000%, 11/15/09                                          1,358       1,414
     7.500%, 01/15/24                                             49          51
     7.500%, 04/15/24                                             53          55
     7.500%, 10/15/25                                            273         280
     7.500%, 11/15/25                                            335         343
     7.500%, 07/15/26                                            247         253
                                                                          ------



-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--CONTINUED
     7.500%, 10/15/26                                        $   385     $   395
     7.500%, 02/15/27                                            453         464
     7.500%, 07/15/27                                            297         304
                                                                         -------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $26,173)                                           26,112
                                                                         -------
U.S. GOVERNMENT AGENCY OBLIGATION (0.5%)
   FFCB
     7.125%, 06/01/01                                          1,000       1,028
                                                                         -------
Total U.S. Government Agency Obligation
     (Cost $1,002)                                             1,028
                                                                         -------
ASSET-BACKED SECURITIES (7.4%)
   American Express Master Trust,
     Ser 1992-2, Cl A
     6.600%, 05/15/00                                          2,000       2,003
   Arcadia Automobile Receivables
     Trust, Ser 1998-E, Cl A1
     5.429%, 07/15/02                                          2,526       2,527
   Chase Manhattan Grantor Trust,
     Ser 1995-B, Cl A
     5.900%, 11/15/01                                            138         139
   CoreStates Home Equity Trust,
     Ser 1994-1, Cl A
     6.650%, 05/15/09                                            629         636
   Discover Card Master Trust I,
     Ser 1998-4, Cl A
     5.750%, 10/16/03                                          1,990       1,962
   Discover Card Master Trust I,
     Ser 1999-2, Cl A
     5.900%, 10/15/04                                          3,000       2,961
   EQCC Home Equity Loan Trust,
     Ser 1994-1, Cl A
     5.800%, 03/15/09                                            553         545
   Equivantage Home Equity Loan
     Trust, Ser 1996-1, Cl A
     6.550%, 10/25/25                                            667         666
   Fleet Credit Card Master Trust
     Ser 1995-F, Cl A1
     6.050%, 08/01/03                                          1,000         994
   Metris Master Trust,
     Ser 1997-1, Cl A
     6.870%, 10/20/05                                          2,000       2,026
   Money Store Home Equity
     Trust, Cl B
     6.290%, 01/15/06                                            375         375





44


-------------------------------------------------------------------------------
                                                           FACE AMOUNT
                                                              (000)     VALUE (000)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   Spiegel Master Trust,
     Ser 1995-A, Cl A
     7.500%, 09/15/04                                       $  1,000   $  1,018
                                                                       --------
Total Asset-Backed Securities
   (Cost $15,911)                                             15,852
                                                                       --------
CASH EQUIVALENT (3.9%)
   AIM Liquid Assets Portfolio                                 8,298      8,298
                                                                       --------
Total Cash Equivalent
   (Cost $8,298)                                               8,298
                                                                       --------
Total Investments (98.9% )
   (Cost $213,121)                                           211,658
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (1.1%) 2,412
                                                                       --------

NET ASSETS:
Fund shares of the Trust Class

   unlimited authorization -- no par value)
   based on 21,170,603 outstanding shares of
   beneficial interest                           213,955
Fund shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 183,767 outstanding shares of
   beneficial interest                             1,837
Fund shares of the Flex Class
   (unlimited authorization -- no par value)
   based on 235,594 outstanding shares
   of beneficial interest                          2,374
Undistributed net investment income                   (2
Accumulated net realized loss on investments     (2,631)
Net unrealized depreciation on investments       (1,463)
                                               ---------
Total Net Assets (100.0%)                      $ 214,070
                                               ---------
                                               ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares              $    9.91
                                               ---------
                                               ---------
Net Asset Value and Redemption
   Price Per Share-- Investor Shares           $    9.93
                                               ---------
                                               ---------
Maximum Offering Price Per Share --
   Investor Shares ($9.93 / 98.00%)            $   10.13
                                               ---------
                                               ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)           $    9.93
                                               ---------
                                               ---------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



SHORT-TERM U.S. TREASURY SECURITIES FUND--CONCLUDED
-------------------------------------------------------------------------------
                                                FACE AMOUNT
                                                   (000)     VALUE (000)



-------------------------------------------------------------------------------



U.S. TREASURY OBLIGATIONS (92.2%)
   U.S. Treasury Notes
     5.875%, 11/15/99                            $ 2,000   $ 2,009
     5.625%, 12/31/99                             11,500    11,544
     5.875%, 02/15/00                              2,250     2,264
     6.875%, 03/31/00                              1,250     1,268
     5.500%, 04/15/00                              2,500     2,508
     6.125%, 07/31/00                              2,250     2,273
     6.125%, 09/30/00                              2,000     2,020
     5.750%, 10/31/00                              2,000     2,012
     5.375%, 02/15/01                             12,800    12,796
     6.250%, 10/31/01                              3,000     3,051
     7.500%, 11/15/01                              7,500     7,838
     6.250%, 01/31/02                              4,500     4,576
     6.625%, 03/31/02                              4,500     4,620
                                                           -------
Total U.S. Treasury Obligations
   (Cost $58,986)                                 58,779
                                                           -------
CASH EQUIVALENT (3.4%)
   SEI Daily Income Trust
     Treasury II Portfolio                         2,150     2,150
                                                           -------
Total Cash Equivalent
   (Cost $2,150)                                   2,150
                                                           -------
Total Investments (95.6% )
   (Cost $61,136)                                 60,929
                                                           -------
OTHER ASSETS AND LIABILITIES, NET (4.4%) 2,828
                                                           -------





-------------------------------------------------------------------------------

                                                              VALUE (000)
--------------------------------------------------------------------------------



NET ASSETS:
Fund shares of the Trust Class
 (unlimited authorization -- no par value)
 based on 5,631,770 outstanding shares
   of beneficial interest                                     $ 56,173
Fund shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 281,282 outstanding shares of
   beneficial interest                                           2,843
Fund shares of the Flex Class
   (unlimited authorization -- no par value)
   based on 496,670 outstanding shares of
   beneficial interest                                           4,969
Overdistributed net investment income                             (53)
Accumulated net realized gain on investments                        32
Net unrealized depreciation on investments                       (207)
                                                              --------
Total Net Assets (100.0%)                                     $ 63,757
                                                              --------
                                                              --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                             $   9.95
                                                              --------
                                                              --------
Net Asset Value and Redemption Price
   Per Share-- Investor Shares                                $   9.95
                                                              --------
                                                              --------
Maximum Offering Price Per Share --
   Investor Shares ($9.95 / 99.00%)                           $  10.05
                                                              --------
                                                              --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                          $   9.93
                                                              --------
                                                              --------


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

-------------------------------------------------------------------------------



U.S GOVERNMENT SECURITIES FUND


------------------------------------------------------------------------------
                                                FACE AMOUNT
                                                  (000)     VALUE (000)





U.S. TREASURY OBLIGATIONS (42.0%)
-------------------------------------------------------------------------------
   U.S. Treasury Bonds
     7.250%, 05/15/16                            $ 1,000  $ 1,118
     7.625%, 02/15/25                                400      480
     6.875%, 08/15/25                              1,000    1,104
     6.000%, 02/15/26                              2,000    1,985
     6.625%, 02/15/27                              1,000    1,075
     6.125%, 11/15/27                              8,545    8,637
     5.250%, 11/15/28                              2,350    2,127
     5.250%, 02/15/29                              1,000      918
   U.S. Treasury Notes
     8.500%, 11/15/00                                950      992
     4.625%, 12/31/00                              1,260    1,246
     6.250%, 04/30/01                              6,700    6,801
     8.000%, 05/15/01                                200      209
     6.625%, 06/30/01                                580      593
     7.500%, 05/15/02                                750      788
     6.250%, 06/30/02                                550      560
     5.750%, 10/31/02                                845      848
     4.750%, 02/15/04                              6,700    6,466
     7.250%, 05/15/04                                500      532
     7.875%, 11/15/04                                275      302
     7.500%, 02/15/05                                500      541
     6.500%, 10/15/06                              8,500    8,836
     6.625%, 05/15/07                              1,050    1,103
     4.750%, 11/15/08                              1,700    1,581
                                                          -------
Total U.S. Treasury Obligations
     (Cost $49,415)                               48,842
                                                          -------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (52.7%)
   FHLMC
     6.000%, 02/01/01                                 59       59
     7.000%, 01/01/09                                 72       73
     7.000%, 04/01/09                                228      233
     7.000%, 08/01/10                                476      484
     7.000%, 01/01/11                                282      287
     7.000%, 02/01/12                                974      990
     6.500%, 03/01/12                              2,707    2,699
     7.000%, 05/01/12                                722      733
     6.500%, 12/01/12                              1,361    1,357
   FHLMC REMIC, Ser 2039, Cl PC
     6.000%, 05/15/09                              1,000      984
   FNMA
     6.000%, 11/25/07                                741      738
     7.500%, 06/01/11                                385      396
     7.000%, 09/17/11                                580      589
     7.000%, 05/01/12                                627      636
     7.000%, 06/01/12                                522      530






-------------------------------------------------------------------------------
                                  FACE AMOUNT
                                    (000)    VALUE (000)
-------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--CONTINUED
   7.000%, 07/01/12               $  616   $  625
   6.500%, 06/01/13                1,619    1,614
   6.500%, 09/01/13                  194      193
   7.000%, 10/25/16                  566      567
   6.500%, 07/01/18                1,015      998
   6.290%, 08/01/18                1,477    1,440
   6.500%, 08/01/18                  933      913
   6.000%, 12/01/18                1,963    1,868
   7.000%, 01/01/27                  866      867
   7.500%, 04/01/27                  496      507
   6.000%, 03/01/28                  998      950
   6.500%, 03/02/28                  790      773
   6.500%, 03/01/29                3,992    3,903
 FNMA REMIC, Ser 1990-143, Cl J
   8.750%, 12/25/20                   64       67
 FNMA REMIC, Ser 1993-156, Cl B
   6.500%, 04/25/18                  100       99
 FNMA REMIC, Ser 1996-30, Cl PC
   7.000%, 11/25/20                2,000    2,032
 FNMA REMIC, Ser 1996-68, Cl C
   6.500%, 08/18/18                1,000      999
 FNMA REMIC, Ser 1996-9, Cl H
   6.500%, 11/25/13                1,337    1,313
 FNMA REMIC, Ser 1997-34, Cl VC
   7.500%, 05/01/12                1,000    1,025
 FNMA REMIC, Ser 1997-6, Cl H
   7.000%, 08/18/08                1,058    1,066
 FNMA REMIC, Ser 1997-63, Cl PC
   6.500%, 03/18/26                1,140    1,123
 FNMA REMIC, Ser G93-40, Cl VC
   6.500%, 08/25/10                  261      258
 GNMA
   7.500%, 10/20/09                   38       40
   8.000%, 11/15/09                  878      915
   8.250%, 01/15/12                   64       68
   6.000%, 07/15/13                  975      952
   6.000%, 01/15/14                1,947    1,902
   9.000%, 04/15/17                  205      220
   8.500%, 05/15/17                  633      669
10.000%, 06/15/19                      1        2
   7.500%, 05/15/22                  314      322
   7.000%, 11/15/22                  348      349
   8.000%, 02/15/23                   17       18
   8.500%, 03/15/23                   33       36
   7.500%, 04/15/23                  104      107
   7.500%, 09/15/23                  663      678
   6.500%, 10/15/23                  845      826
   6.500%, 11/15/23                1,122    1,096



STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



U.S GOVERNMENT SECURITIES FUND--CONCLUDED
-------------------------------------------------------------------------------
                               FACE AMOUNT
                                  (000)     VALUE (000)





U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------
  7.000%, 01/15/24              $  110   $  111
  7.500%, 04/15/24                 586      600
  7.000%, 06/15/24                 650      652
  8.000%, 08/15/24                  58       60
  8.000%, 09/15/24                  13       14
  8.000%, 10/15/24                  19       21
  8.000%, 11/15/24                  15       16
  8.500%, 12/15/24                  44       47
  8.500%, 02/15/25                  10       11
  7.000%, 12/15/25                 367      368
  7.500%, 01/15/26                 400      410
  7.500%, 09/15/26                 598      612
  7.000%, 03/15/27                 236      236
  7.000%, 04/15/27                 762      764
  7.500%, 07/15/27                 333      341
  7.000%, 09/15/27                  63       63
  7.000%, 10/15/27                 769      772
  7.500%, 10/15/27                  43       45
  7.000%, 11/15/27               1,047    1,049
  7.000%, 12/15/27                 844      846
  7.000%, 01/15/28               1,212    1,215
  7.500%, 01/15/28                 334      342
  6.500%, 02/15/28                 949      927
  6.500%, 03/15/28                 137      134
  6.500%, 04/15/28                  85       83
  6.500%, 05/20/28               1,899    1,843
  6.500%, 06/15/28                  40       40
  6.500%, 09/15/28               2,968    2,898
  6.250%, 10/15/28               1,985    1,910
  6.500%, 02/15/29                 704      687
GNMA REMIC, Ser 1995-6A, Cl E
  7.500%, 05/20/23               1,000    1,022
GNMA REMIC, Ser 1998-9, Cl D
  6.500%, 08/20/24               1,000      972
                                        -------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $61,794)             61,299
                                        -------
ASSET-BACKED SECURITIES (0.1%)
   EQCC Home Equity Loan Trust,
     Ser 1994-1, Cl A
     5.800%, 03/15/09                57      56
   Olympic Auto Receivables Trust,
     Ser 1995-D, Cl A4
     6.050%, 11/15/00                12      12
                                             --
Total Asset-Backed Securities
     (Cost $69)                      68
                                             --










   FACE AMOUNT
                                                    (000)   VALUE (000)
CASH EQUIVALENTS (4.7%)
   AIM Liquid Assets Portfolio                 $       3    $       3
   SEI Daily Income Trust
     Government II Portfolio                       4,224        4,224
   SEI Daily Income Trust Treasury II
     Portfolio                                     1,240        1,240
                                                            ---------
Total Cash Equivalents
   (Cost $5,467)                                   5,467
                                                            ---------
Total Investments (99.5%)
   (Cost $116,744)                               115,676
                                                            ---------
OTHER ASSETS AND LIABILITIES, NET (0.5%)             545
                                                            ---------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 9,935,496 outstanding shares
   of beneficial interest                                     104,017
Fund shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 246,587 outstanding shares of
   beneficial interest                                          2,490
Fund shares of the Flex Class
   (unlimited authorization -- no par value)
   based on 1,120,289 outstanding shares of
   beneficial interest                                         11,737
Undistributed net investment income                                 4
Accumulated net realized
   loss on investments                                          (959)
Net unrealized depreciation
   on investments                                             (1,068)
                                                            ---------
Total Net Assets (100.0%)                      $ 116,221
                                                            ---------
                                                            ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                           $   10.28
                                                            ---------
                                                            ---------
Net Asset Value and Redemption
   Price Per Share-- Investor Shares                        $   10.28
                                                            ---------
                                                            ---------
Maximum Offering Price Per Share --
   Investor Shares ($10.28 / 96.25%)                        $   10.68
                                                            ---------
                                                            ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                        $   10.28
                                                            ---------
                                                            ---------



(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.




VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS (98.4%)
VIRGINIA (98.4%)

Abingdon, Industrial Development
  Authority, Johnston Memorial
  Hospital Project, RB,
  Callable 07/01/08 @102
  5.250%, 07/01/16                       $2,000   $1,956
Alexandria, Public Improvement,
  GO
  4.500%, 01/01/15                        2,000    1,915
Arlington County, Industrial
  Development, Resource Recovery,
  Alexandria/Arlington Waste,
  Ogden Martin, Ser A, RB (FSA)
  5.250%, 01/15/05                        4,000    4,177
Arlington County, Industrial
  Development, Resource Recovery,
  Alexandria/Arlington Waste,
  Ogden Martin, Ser B, RB, AMT,
  Callable 07/01/08 @ 101 (FSA)
  5.375%, 01/01/11                        3,000    3,082
Arlington County, Public
  Improvements, GO,
  Callable 10/01/08 @ 101
  5.000%, 10/01/11                        3,220    3,298
Chesapeake Bay, Bridge & Tunnel
  Authority, RB,
  Prerefunded 07/01/01 @ 102
  (MBIA)
  6.375%, 07/01/22                        7,000    7,504
Chesapeake, GO
  5.400%, 12/01/08                        2,500    2,664
Chesapeake, Hospital Authority,
  General Hospital Project, RB,
  Callable 07/01/00 @ 102
  8.200%, 07/01/05                        1,000    1,064
Chesterfield County, Health Center
  Community Project, Lucy Corr
  Nursing Home Project, RB,
  Callable 12/01/06 @ 102 (E)
  5.875%, 12/01/21                          500      527
Chesterfield County, Public
  Improvements, Ser A, GO,
  Callable 01/01/08 @ 100
  (E)
  4.700%, 01/01/12                        3,215    3,193
Danville, Industrial Development
  Authority, Danville Regional
  Medical Center Project, RB
  (AMBAC)
  5.250%, 10/01/28                        4,250    4,256
Fairfax County, Industrial
  Development, Inova Health System
  Project, RB, Callable 08/15/06 @ 102
  5.300%, 08/15/07                        1,500    1,574




------------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
------------------------------------------------------------------------------------
Fairfax County, Industrial

  Development, Inova Health System
  Project, Ser A, RB,
  Callable 02/15/08 @ 101
  5.000%, 08/15/10                       $2,890   $2,923
Fairfax County, Public Improvement,
  Ser A, GO, Callable 06/01/07 @ 102
  4.500%, 06/01/10                        3,000    2,967
Fairfax County, School & Transit
  Improvements, Ser B, GO,
  Callable 06/01/01 @
  102 (E)
  5.200%, 06/01/13                        5,000    5,238
Fairfax County, Sewer Authority, RB,
  Callable 11/15/03 @ 102 (AMBAC)
  5.500%, 11/15/09                        3,000    3,146
Fairfax County, Water Authority, RB,
  Callable 04/01/07 @ 102 (AMBAC)
  6.000%, 04/01/22                        5,000    5,433
Fluvanna County, Industrial
  Development, Elementary School
  Project, RB, Callable 07/26/99 @ 100
  4.150%, 01/15/01                        3,465    3,466
Fredericksburg, Industrial
  Development, Hospital Facilities,
  Medicorp Health System, RB,
  Callable 06/15/07 @ 102 (AMBAC)
  5.250%, 06/15/16                        5,000    4,980
Harrisonburg, Industrial
  Development, Rockingham
  Memorial Hospital Project, RB,
  Callable 12/01/02 @ 102 (MBIA)
  5.750%, 12/01/13                        3,000    3,200
Henrico County, Industrial
  Development, Educational
  Facilities, Collegiate Schools, RB,
  Callable 10/15/08 @ 102
  5.000%, 10/15/19                        2,250    2,158
Henrico County, Industrial
  Development, Government Projects,
  RB, Callable 06/01/06 @ 102
  5.150%, 06/01/07                        2,500    2,619
Henrico County, Industrial
  Development, Residential &
  Healthcare Facility, Our Lady
  of Hope Project, RB,
  Callable 07/01/03 @ 102 (E)
  6.150%, 07/01/26                        2,000    2,011
Henrico County, Industrial
  Development, Residential Care
  Facility, Westminister-
  Canterbury Project, RB,
  Callable 08/16/99 @ 100.5
  7.300%, 10/01/99                        1,060    1,067



STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999




VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONTINUED

                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
   Henrico County, Industrial
  Development, Solid Waste Facility,
  Browning Ferris Project, RB,
  Mandatory Put 12/01/05 @ 100 (C)
  5.300%, 06/01/99                      $1,000   $  996
Henry County, Public Improvements,
  GO, Callable 07/15/04 @ 102
  6.000%, 07/15/14                       1,000    1,079
Henrico County, Water & Sewer, RB,
  Callable 05/01/09 @ 102
  4.625%, 05/01/17                       1,900    1,777
Loudoun County, Sanitation
  Authority, Water & Sewer,
  RB (FGIC)
  5.900%, 01/01/02                       1,000    1,049
Loudoun County, Sanitation
  Authority, Water & Sewer, RB,
  Callable 01/01/03 @ 102 (FGIC)
  6.100%, 01/01/04                       1,250    1,352
Loudoun County, Sanitation
  Authority, Water & Sewer, RB,
  Callable 01/01/09 @ 102 (MBIA)
  4.750%, 01/01/30                       4,450    4,069
Loudoun County, School & Public
  Improvement, Ser A, GO,
  Callable 08/01/07 @ 102 (E)
  5.000%, 08/01/17                       2,000    1,965
Lynchburg, GO,
  Callable 04/01/03 @ 102
  5.250%, 04/01/08                       2,000    2,075
Lynchburg, Industrial Development,
  Healthcare Facility, Central Health
  Project, RB,
  Callable 01/01/08 @ 101
  5.200%, 01/01/23                       3,000    2,909
Martinsville, GO
  3.600%, 01/15/01                       1,500    1,499
Newport News, Recreational Facility
  Improvements, Ser A, GO,
  Callable 07/01/05 @ 102 (MBIA)
  5.500%, 07/01/12                       2,500    2,606
Newport News, Ser A, GO
  4.000%, 07/01/07                       2,000    1,943
Newport News, Water, Utility &
  Public Improvements, GO,
  Callable 01/15/07 @ 102
  5.250%, 01/15/14                       3,530    3,597
Norfolk, Industrial Development,
  Bon Secours Health Project, RB,
  Callable 08/15/07 @ 102 (MBIA)
  5.250%, 08/15/26                       4,200    4,128
Norfolk, Industrial Development,
  Children's Hospital Project,
  RB (AMBAC)
  6.900%, 06/01/06                       1,000    1,140




-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
Norfolk, Industrial Development,
  Children's Hospital Project, RB,
  Callable 06/01/04 @ 102 (AMBAC)
  5.100%, 06/01/07                      $1,000   $1,034
Norfolk, Industrial Development,
  Public Health Center Project, RB,
  Callable 09/15/06 @ 102
  5.625%, 09/15/17                       1,600    1,655
Norfolk, Industrial Development,
  Sentara Hospital Project, Ser A, B,
  Callable 11/01/04 @ 102
  4.900%, 11/01/07                       2,500    2,551
  5.000%, 11/01/08                       2,500    2,551
Norfolk, Redevelopment & Housing
  Authority, Educational Facilities
  Revenue, Tidewater Community
  College Campus Project, RB,
  Callable 11/01/05 @ 102
  5.800%, 11/01/08                         700      753
Peninsula Ports, Hospital Authority,
  Mary Immaculate Project, ETM, RB,
  8.000%, 08/01/99                         245      247
Peumansend Creek, Regional Jail
  Authority, Grant Anticipation Note,
  RB, Callable 09/01/99 @ 100
  4.550%, 04/01/00                       5,000    5,004
Portsmouth, GO,
  Callable 08/01/03 @ 102
  5.450%, 08/01/07                       2,000    2,095
Portsmouth, Public Improvements,
  GO, Prerefunded 08/01/00 @ 102
  6.750%, 08/01/04                       1,500    1,587
Prince William County, Park
  Authority, Recreational Facility
  Improvement, RB
  5.500%, 10/15/99                         500      504
  5.800%, 10/15/01                         500      522
Prince William County, Park
  Authority, Recreational Facility
  Improvement, RB,
  Callable 10/15/04 @ 102
  6.200%, 10/15/05                         500      550
Prince William County, Ser C, RB,
  Callable 08/01/03 @ 102 (E)
  5.000%, 08/01/07                       5,000    5,158
Prince William County, Water &
  Sewer Improvements, RB,
  Prerefunded 07/01/01 @ 102 (FGIC)
  6.500%, 07/01/21                       1,000    1,075
Richmond, Metropolitan Expressway
  Authority, Ser A, RB,
  Callable 07/15/02 @
  102 (FGIC)
  5.900%, 07/15/03                       1,500    1,609



-------------------------------------------------------------------------------



                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
Richmond, Public Improvements,
  Ser A, GO,
  Callable 01/15/05 @ 102
  5.300%, 01/15/09                     $1,500   $1,563
Richmond, Redevelopment &
  Housing Authority, Richmeade
  Project, RB, AMT (C)
  4.000%, 06/24/99                        500      500
Roanoke, Industrial Development,
  Roanoke Memorial Hospital Project,
  Ser B, RB, Callable 07/01/02 @ 102
  5.900%, 07/01/06                      2,500    2,641
Roanoke, Public Improvements, GO
  4.900%, 02/01/06                      1,000    1,033
Roanoke, Public Improvements, GO,
  Callable 02/01/06 @ 102
  5.000%, 02/01/12                      3,165    3,187
Roanoke Valley, Solid Waste System
  Authority, Resource Recovery
  Improvements, RB
  5.400%, 09/01/02                      1,450    1,504
Southeastern Public Service
  Authority, Ser A, RB (MBIA)
  5.150%, 07/01/09                      5,000    5,179
State, College Building Authority,
  Public Higher Education Financing,
  Ser A, RB, Callable 09/01/08 @ 100
  4.625%, 09/01/15                      3,080    2,926
  4.800%, 09/01/17                      1,500    1,435
State, College Building Authority,
  University of Richmond Project,
  RB, Callable 11/01/02 @ 102
  6.250%, 11/01/12                      2,000    2,168
State, College Building Authority,
  University of Richmond Project,
  RB, Optional Put 11/01/04 @ 100
  5.550%, 11/01/19                      6,500    6,896
State, Commonwealth University,
  Ser A, RB, Callable 05/01/06 @ 102
  5.625%, 05/01/16                      2,500    2,620
State, Education Loan Authority,
  Ser B, RB, AMT, Prerefunded to
  Various Call Dates @ 100 (E)
  5.550%, 09/01/10                      1,800    1,905
State, Education Loan Authority,
  Student Loan Program,
  Ser B, ETM, RB, AMT
  4.850%, 09/01/01                        520      532
State, Education Loan Authority,
  Student Loan Program, Ser D,
  ETM, RB, AMT
  5.600%, 03/01/03                      2,500    2,619






--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
   State, GO
     5.600%, 06/01/02                     $4,750   $4,995
   State, Housing Development
     Authority, Commonwealth
     Mortgage, Ser B, RB,
     Callable 01/01/06 @ 102
     6.350%, 01/01/15                      3,000    3,217
   State, Housing Development
     Authority, Commonwealth
     Mortgage, Ser E, RB,
     Callable 07/01/08 @ 101
     4.950%, 01/01/11                      1,250    1,249
   State, Housing Development
     Authority, Multi Family Housing,
     RB, Callable 01/01/2008 @ 102
     5.350%, 11/01/11                      1,250    1,306
   State, Housing Development
     Authority, Multi Family Housing,
     Ser B, RB, Callable 05/01/00 @ 102
     7.375%, 05/01/05                      1,000    1,039
   State, Housing Development
     Authority, Multi Family Housing,
     Ser I, RB, AMT,
     Callable 01/01/09 @ 101
     4.875%, 11/01/12                      1,950    1,936
   State, Housing Development
     Authority, Multi Family Housing,
     Ser I, RB, Callable 01/01/08 @ 102
     5.450%, 05/01/18                      2,000    2,040
   State, Housing Development
     Authority, Ser C, RB,
     Callable 01/01/02 @ 102
     6.000%, 07/01/06                      2,000    2,051
   State, Housing Development
     Authority, Ser C, RB,
     Callable 01/01/08 @ 102
     4.850%, 07/01/09                      1,600    1,619
   State, Housing Development
     Authority, Single Family Housing,
     Ser C, RB, Callable 01/01/02 @ 102
     5.550%, 01/01/11                      3,000    3,050
   State, Polytechnic Institute &
     University, Ser A, RB,
     Callable 06/01/06 @ 102
     5.450%, 06/01/13                      2,500    2,591
     5.500%, 06/01/16                      5,435    5,610
   State, Polytechnic Institute &
     University, University & College
     Improvements, Ser A, RB,
     Callable 06/01/06 @ 102
     5.350%, 06/01/09                      2,000    2,107




STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONCLUDED

                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
State, Public Building Authority, RB,
                                    >

  Callable 08/01/05 @ 101
  5.200%, 08/01/15                       $1,500   $1,511
State, Public Building Authority, RB,
  Callable 08/01/08 @ 100
  4.375%, 08/01/10                        1,000      972
State, Public Building Authority,
  Ser A, RB
  6.000%, 08/01/06                        6,000    6,600
State, Public Building Authority,
  Ser B, RB
  5.600%, 08/01/01                        4,000    4,155
State, Public School Authority, RB
  4.375%, 08/01/10                        1,000      969
State, Public School Authority, RB,
  Callable 01/01/02 @ 102
  6.250%, 01/01/08                        2,000    2,143
State, Public School Authority, School
  Financing, Ser B, RB,
  Callable 01/01/03 @ 102 (E)
  5.600%, 01/01/05                        1,600    1,701
State, Public School Authority, School
  Improvements, Ser B, RB,
  Callable 01/01/00 @ 102
  5.850%, 01/01/02                        1,500    1,546
Suffolk, GO
  5.200%, 08/01/02                        1,500    1,558
Suffolk, GO, Callable 08/01/03 @ 102
  5.600%, 08/01/06                        2,000    2,125
  5.700%, 08/01/07                        2,000    2,141
Tazewell County, Industrial
  Development, Courthouse
  Project, RB,
  Callable 01/01/07 @ 102 (MBIA)
  5.300%, 01/01/27                        1,000    1,003
University of Virginia, Hospital
  Authority, Ser E, RB,
  Prerefunded 06/01/99 @ 102 (F)
  6.900%, 06/01/04                        1,815    1,852
Virginia Beach, Development
  Authority, Residential &
  Healthcare Facility Project,
  1st Mortgage, Our Lady of Perpetual
  Hope Project, RB,
  Callable 07/01/07 @102
  6.050%, 07/01/20                        1,500    1,506




-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
-------------------------------------------------------------------------------
  Virginia Beach, Development
  Authority, Sentara Bayside
  Hospital Project, RB,
  Callable 11/01/01 @ 102
                                                        >
  6.300%, 11/01/21                                  1,750      1,883

Virginia Beach, Refunding Bond, GO
     5.300%, 07/15/07                            $  2,000   $  2,130
     5.250%, 08/01/08                               2,000      2,112
     5.450%, 07/15/11                               1,000      1,061
   Virginia Beach, Refunding Bond, GO,
     Prerefunded 11/01/04 @ 102 (E)
     5.750%, 11/01/10                               3,500      3,829
                                                                       --------
                                                                        243,812
                                                                       --------
Total Municipal Bonds
   (Cost $238,743)                                243,812
                                                                       --------
CASH EQUIVALENT (0.9%)
   AIM Tax Free Institutional
     Cash Reserve                                   2,120      2,120
                                                                       --------
Total Cash Equivalent
   (Cost $2,120)                                    2,120
                                                                       --------
Total Investments (99.3% )
   (Cost $240,863)                                245,932
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET (0.7%) 1,857
                                                                       --------
NET ASSETS:
Portfolio Shares of Trust Class
   ($.001 par value -- .75 billion shares
   authorized) based on 23,543,767
   outstanding shares                             233,739
Portfolio Shares of Investor Class
   ($.001 par value -- .25 billion shares
   authorized) based on 755,319
   outstanding shares                               7,754
Undistributed net investment income                    51
Accumulated net realized gain
   on investments                                   1,176
Net unrealized appreciation on investments          5,069
                                                                       --------
Total Net Assets (100.0%)                        $247,789
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                                      $  10.20
                                                                       --------
                                                                       --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Investor Shares                                   $  10.20
                                                                       --------
                                                                       --------
Maximum Offering Price Per Share --
   Investor Shares ($10.20 / 96.25%)                                   $  10.60
                                                                       --------
                                                                       --------




--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

VIRGINIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (90.1%)
VIRGINIA (90.1%)
   Albemarle County, Industrial
     Development Authority, Martha
     Jefferson Hospital Project, RB,
     Callable 10/01/03 @ 102
     5.800%, 10/01/09                       $  500   $  524
   Albemarle County, Industrial
     Development Authority, Our Lady
     of Peace Project, Ser A, RB,
     Callable 07/01/05 @102
     5.800%, 07/01/25                          500      488
   Alexandria, Industrial Development
     Authority, Episcopal High School
     Project, RB, Callable 01/01/06 @ 102
     5.300%, 01/01/11                          500      516
   Alexandria, Industrial Development
     Authority, Potomac Electric
     Project, Ser A, RB,
     Callable 02/15/04 @ 102 (MBIA)
     5.375%, 02/15/24                          400      403
   Alexandria, Redevelopment &
     Housing Authority, Buckingham
     Village Apartments Project, RB,
     Callable 01/01/06 @ 102
     6.050%, 07/01/16                          250      260
   Alexandria, Redevelopment &
     Housing Authority, Essex House
     Project, Ser A, RB, AMT,
     Callable 01/01/08 @ 102
     5.550%, 07/01/28                        1,000    1,017
   Arlington County, Industrial
     Development Authority,
     Headquarters Facility Project,
     Ser A, RB, Callable 07/01/07 @ 102
     5.250%, 07/01/12                          300      307
   Arlington County, Public
     Improvements, GO,
     Callable 06/01/05 @ 101.50
     5.400%, 06/01/12                          250      260
   Brunswick County, Industrial
     Development Authority,
     Correctional Facility Lease, RB,
     Callable 07/01/06 @ 102 (MBIA)
     5.500%, 07/01/17                          400      411
   Chesapeake, Refunding Bond, GO
     5.250%, 12/01/06                          500      530
   Chesapeake, Water & Sewer, Ser A,
     GO, Callable 12/01/05 @ 102
     5.000%, 12/01/25                          475      458
   Chesapeake Bay, Bridge & Tunnel
     Commission, RB, Callable 07/01/05
     @ 102 (MBIA)
     5.000%, 07/01/22                        1,000      964




-------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------

Dinwiddie County, Industrial
  Development Authority,
  County School Completion
  Project, Ser A, RB,
  Callable 02/01/08 @ 102 (MBIA)
  5.000%, 02/01/19                     $1,500   $1,445
Fairfax County, Industrial
  Development Authority, Fairfax
  Hospital, Ser A, RB (C)
  3.300%, 06/02/99                        100      100
Fairfax County, Industrial
  Development Authority,
  Inova Health System
  Project, RB (FSA)
  5.250%, 08/15/19                        500      507
Fairfax County, Public
  Improvements, Ser A, GO,
  Callable 06/01/03 @ 102
  5.000%, 06/01/07                        500      517
Fairfax County, Redevelopment &
  Housing Authority, Mott & Gum
  Springs Community Centers, RB,
  Callable 06/01/06 @ 102
  5.500%, 06/01/12                        425      441
Fairfax County, Redevelopment &
  Housing Authority, Paul Spring
  Center Project, Ser A, RB,
  Callable 12/01/06 @ 103 (C)
  5.900%, 06/15/17                        250      264
Fairfax County, Water Authority,
  Refunding Bond, RB,
  Callable 04/01/07 @ 102 (AMBAC)
  6.000%, 04/01/22                        315      342
Fredericksburg, Industrial
  Development Authority, Hospital
  Facilities Project, Medicorp
  Health System Obligation, RB,
  Callable 06/15/07 @ 102 (AMBAC)
  5.300%, 06/15/10                        500      516
  5.250%, 06/15/23                        300      295
Giles County, Industrial Development
  Authority, Hoechst Celanese,
  RB, AMT, Callable 05/01/06 @ 102
  6.450%, 05/01/26                        500      542
Hampton Roads, Regional Jail
  Facilities, Ser B, RB (C) (E)
  3.300%, 06/02/99                        100      100
Henrico County, Industrial
  Development Authority,
  Collegiate Schools, RB,
  Callable 10/15/08 @ 102
  5.000%, 10/15/19                      1,000      959
Henrico County, Industrial
  Development Authority, Our
  Lady of Hope Project, RB,
  Callable 07/01/03 @102
  6.100%, 07/01/20                      1,000    1,006




STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



VIRGINIA MUNICIPAL BOND FUND--CONCLUDED


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
Henry County, Industrial
  Development Authority, Martinsville
  & Henry Hospital Project, RB,
  Callable 01/01/07 @ 101
  6.000%, 01/01/17                      $  500   $  525
James City County, Public
  Improvements, GO,
  Callable 12/15/05 @ 102 (FGIC)
  5.250%, 12/15/14                         250      255
King George County, Industrial
  Development Authority, Birchwood
  Power Partners, Ser A,
  RB, AMT (C) (E)
  3.500%, 06/01/99                       1,500    1,500
Leesburg, Public Improvements,
  GO, Callable 06/01/05 @ 102
  (AMBAC)
  5.400%, 06/01/10                         250      261
Leesburg, Utility Systems, RB,
  Callable 07/01/07 @ 102 (MBIA)
  5.000%, 07/01/10                         750      766
Loudoun County, Sanitation
  Authority, Water & Sewer Project,
  RB, Callable 01/01/07 @ 102 (FGIC)
  5.125%, 01/01/26                         750      736
Loudoun County, School
  Improvements, Ser A, GO,
  Callable 06/01/06 @ 102 (C)
  5.600%, 06/01/10                         250      266
Lynchburg, Industrial Development
  Authority, Healthcare Facility,
  Centra Health Project, RB,
  Callable 01/01/08 @ 101
  5.200%, 01/01/23                         500      485
  5.200%, 01/01/28                       1,000      960
Lynchburg, Public Improvements,
  GO, Callable 05/01/06 @ 102
  5.100%, 05/01/11                         500      510
Manassas, Water Utility
  Improvements, Ser A, GO,
  Callable 01/01/08 @ 102
  5.000%, 01/01/18                         500      491
Manassas Park, GO,
  Callable 04/01/09 @ 101 (FSA)
  5.100%, 04/01/22                         500      491










--------------------------------------------------------------------------------
                             FACE AMOUNT
                               (000)     VALUE (000)
--------------------------------------------------------------------------------
Newport News, Redevelopment &
Housing Authority, Mortgage
Financing, Ser A, RB,
Callable 08/20/07 @102
(GNMA) (C)
5.850%, 12/20/30                           500      525
Norfork, GO









  5.500%, 02/01/13                        475      496
Norfolk, Industrial Development
  Authority, Bon Secours
  Healthcare Project, RB,
  Callable 08/15/07 @ 102 (MBIA)
  5.250%, 08/15/17                     $  750   $  744
Norfolk, Public Improvements, GO,
  Callable 06/01/06 @ 101
  5.250%, 06/01/09                        500      522
Portsmouth, Public Improvements,
  GO, Callable 08/01/06 @ 101 (FGIC)
  5.250%, 08/01/21                        500      500
Prince William County, Industrial
  Development Authority,
  Residential Care Facilities, A,
  RB, Callable 01/01/07 @ 102
  6.625%, 01/01/26                        200      212
Roanoke County, Industrial
  Development Authority, Roanoke
  Memorial Hospital Project,
  Ser C, RB (C) (E)
  3.200%, 06/01/99                      1,000    1,000
Roanoke, Public Improvements, GO,
  Callable 08/01/04 @ 102
  5.150%, 08/01/12                        250      254
Spotsylvania County, GO (FSA)
  5.000%, 07/15/14                      1,000    1,013
Spotsylvania County, Water &
  Sewer System, RB,
  Callable 06/01/07 @ 102 (MBIA)
  5.250%, 06/01/12                        500      513
State, Biotechnology Research Park
  Authority, Biotech Two Project,
  RB, Callable 09/01/06 @ 101
  5.250%, 09/01/18                        500      502
State, College Building Authority,
  Educational Facilites, Marymount
  University Project, RB,
  Callable 07/01/08 (C)
  5.100%, 07/01/18                      1,000      976
State, Housing Development
  Authority, Commonwealth
  Mortgage Project, Ser E, GO
  5.125%, 07/01/17                      2,000    1,989
State, Housing Development
  Authority, Commonwealth
  Mortgage Project, Ser A, RB,
  Callable 01/01/03 @ 102
  6.400%, 07/01/17                        985    1,036
State, Housing Development
  Authority, Commonwealth
  Mortgage Project, Ser A, RB, AMT,
  Callable 01/01/06 @ 102 (MBIA)
  6.350%, 07/01/18                        150      160

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
   State, Polytechnic Institute &
     State University, University
     Service Systems, RB,
     Callable 06/01/06 @ 102









--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (8.3%)
   AIM Tax Free Institutional
     Cash Reserve                            $ 1,588   $ 1,588
   Federated Virginia Municipal
     Cash Trust                                1,637     1,637
                                                       -------
Total Cash Equivalents
   (Cost $3,225)                               3,225
                                                       -------
Total Investments (98.4% )
   (Cost $37,902)                             38,262
                                                       -------
OTHER ASSETS AND LIABILITIES, NET (1.6%)         616
                                                       -------
NET ASSETS:
Portfolio Shares of Trust Class
   ($.001 par value -- .75 billion shares
   authorized) based on 3,061,763
   outstanding shares                         31,515
Portfolio Shares of Investor Class B
   ($.001 par value -- .125 billion shares
   authorized) based on 662,147
   outstanding shares                          6,972
Accumulated net realized gain
   on investments                                 31
Net unrealized appreciation on investments       360
                                                       -------
Total Net Assets (100.0%)                    $38,878
                                                       -------
                                                       -------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                      $ 10.43
                                                       -------
                                                       -------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                   $ 10.48
                                                       -------
                                                       -------


(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 56.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999





                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS


AMBAC    Security insured by the American Municipal  Bond Assurance Corporation
AMT      Alternative Minimum Tax
Cl       Class
CMO      Collateralized Mortgage Obligation
COP      Certificate of Participation
ETM      Escrowed to Maturity
FFCB     Federal Farm Credit Bank
FGIC     Security insured by the Financial Guaranty   Insurance Company
FHA      Federal Housing Authority
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corporation
FNMA     Federal National Mortgage Association
FSA      Security insured by Financial Security       Assurance
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Security insured by the Municipal Bond       Insurance Association
MTN      Medium Term Note
RB       Revenue Bond
REMIC    Real Estate Mortgage Investment Conduit
Ser      Series
STRIPS   Separately Traded Registered Interest and    Principal Security
TCRS     Transferrable Custodial Receipts
(A)      Zero Coupon Bond
(B)      Private Placement Security
(C) Adjustable rate security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1999. The date shown is the next scheduled reset date.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F)      Collateralized by U.S. government Securities
(G)      Collateralized by State and Local Government
         Securities
(H)      Tri-Party Repurchase Agreement


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999


                                                                   INVESTMENT
                                                                     GRADE
                                                                   TAX-EXEMPT
                                                                   BOND FUND
                                                                   -----------
ASSETS:
   Investments at value (Cost $194,279)                              $193,699
   Cash                                                                   104
   Accrued income                                                       3,615
   Receivable for investment securities sold                            6,559
   Receivable for portfolio shares purchased                               21
   Other Assets                                                            16
                                                                   -----------
   Total Assets                                                       204,014
                                                                   -----------


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999


                                                                                INVESTMENT
                                                                                   GRADE
                                                                                TAX-EXEMPT
                                                                                 BOND FUND
                                                                             ---------------
ASSETS:
   Investments at value (Cost $194,279)                                          $ 193,699
   Cash                                                                                104
   Accrued income                                                                    3,615
   Receivable for investment securities sold                                         6,559
   Receivable for portfolio shares purchased                                            21
   Other Assets                                                                         16
                                                                                 ---------
   Total Assets                                                                    204,014
                                                                                 ---------
LIABILITIES:
   Payable for investment securities purchased                                       7,095
   Accrued expenses                                                                    225
   Payable for portfolio shares redeemed                                               271
   Distributions payable                                                               587
                                                                                 ---------
Total liabilities                                                                    8,178
                                                                                 ---------
Net Assets                                                                       $ 195,836
                                                                                 ---------
                                                                                 ---------
NET ASSETS:
Fund shares of the Trust Class (unlimited authorization -- no par value)
   based on 13,880,127 outstanding shares of beneficial interest                   153,346
Fund shares of the Investor Class (unlimited authorization -- no par value)
   based on 2,266,151 outstanding shares of beneficial interest                     23,958
Fund shares of the Flex Class (unlimited authorization -- no par value)
   based on 1,487,506 outstanding shares of beneficial interest                     16,800
Undistributed net investment income                                                      4
Accumulated net realized gain on investments                                         2,308
Net unrealized depreciation on investments                                            (580)
                                                                                 ---------
Total Net Assets                                                                 $ 195,836
                                                                                 ---------
                                                                                 ---------
Net Asset Value, Offering and Redemption Price Per Share-- Trust Shares          $   11.10
                                                                                 ---------
                                                                                 ---------
Net Asset Value and Redemption Price Per Share-- Investor Shares                 $   11.12
                                                                                 ---------
                                                                                 ---------
Maximum Offering Price Per Share-- Investor Shares ($11.12 / 96.25%)             $   11.55
                                                                                 ---------
                                                                                 ---------
Net Asset Value, Offering and Redemption Price Per Share-- Flex Shares (1)       $   11.10
                                                                                 ---------
                                                                                 ---------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

                                                                                 INVESTMENT
                                                                                    GRADE
                                                                                 TAX-EXEMPT
                                                                                  BOND FUND
                                                                               -------------
ASSETS:
   Investments at value (Cost $194,279)                                          $ 193,699
   Cash                                                                                104
   Accrued income                                                                    3,615
   Receivable for investment securities sold                                         6,559
   Receivable for portfolio shares purchased                                            21
   Other Assets                                                                         16
                                                                                 ---------
   Total Assets                                                                    204,014
                                                                                 ---------
LIABILITIES:
   Payable for investment securities purchased                                       7,095
   Accrued expenses                                                                    225
   Payable for portfolio shares redeemed                                               271
   Distributions payable                                                               587
                                                                                 ---------

Total liabilities                                                                    8,178
                                                                                 ---------
Net Assets                                                                       $ 195,836
                                                                                 ---------
                                                                                 ---------
NET ASSETS:
Fund shares of the Trust Class (unlimited authorization -- no par value)
   based on 13,880,127 outstanding shares of beneficial interest                   153,346
Fund shares of the Investor Class (unlimited authorization -- no par value)
   based on 2,266,151 outstanding shares of beneficial interest                     23,958
Fund shares of the Flex Class (unlimited authorization -- no par value)
   based on 1,487,506 outstanding shares of beneficial interest                     16,800
Undistributed net investment income                                                      4
Accumulated net realized gain on investments                                         2,308
Net unrealized depreciation on investments                                            (580)
                                                                                 ---------
Total Net Assets                                                                 $ 195,836
                                                                                 ---------
                                                                                 ---------
Net Asset Value, Offering and Redemption Price Per Share-- Trust Shares          $   11.10
                                                                                 ---------
                                                                                 ---------
Net Asset Value and Redemption Price Per Share-- Investor Shares                 $   11.12
                                                                                 ---------
                                                                                 ---------
Maximum Offering Price Per Share-- Investor Shares ($11.12 / 96.25%)             $   11.55
                                                                                 ---------
                                                                                 ---------
Net Asset Value, Offering and Redemption Price Per Share-- Flex Shares (1)       $   11.10
                                                                                 ---------
                                                                                 ---------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.



                                                                                                INVESTMENT
                                                           FLORIDA      GEORGIA     INVESTMENT     GRADE
                                                         TAX-EXEMPT   TAX-EXEMPT    GRADE BOND  TAX-EXEMPT
                                                          BOND FUND    BOND FUND       FUND      BOND FUND
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                                          06/01/98-    06/01/98-     06/01/98-   06/01/98-
                                                          05/31/99     05/31/99      05/31/99    05/31/99
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Interest Income                                            $  5,658    $  4,015    $ 52,830    $  8,431
                                                           --------    --------    --------    --------
Expenses:
   Investment Advisory Fees                                     804         575       6,499       1,381
   Less: Investment Advisory Fees Waived/Reimbursed            (133)        (96)       (743)       (191)
   Administrator Fees                                            96          69         683         146
   Less: Administrative Fees Waived                              --          --          --          --
   Transfer Agent Fees-- Trust Shares                            13          15          20          13
   Transfer Agent Fees-- Investor Shares                         13          11          28           6
   Transfer Agent Fees-- Flex Shares                             14          13          27          18
   Transfer Agent Out of Pocket Fees                             11           8          98          21
   Printing Expenses                                              6           4          46          23
   Custody Fees                                                   2           1          30           9
   Professional Fees                                              5           4          38          15
   Trustee Fees                                                   2           1           9           5
   Registration Fees                                             12           8          43           8
   Distribution Fees-- Trust Shares                              --          --          --          --
   Less: Distribution Fees Waived-- Trust Shares                 --          --          --          --
   Distribution Fees-- Investor Shares                            7           6         142         115
   Less: Distribution Fees Waived-- Investor Shares              (2)         (6)        (36)        (12)
   Distribution Fees-- Flex Shares                              115         100         183         107
   Less: Distribution Fees Waived-- Flex Shares                 (48)        (42)        (47)        (30)
   Insurance and Other Fees                                       3          --          29           4
   Amortization of Deferred Organization Costs                    1          --          --          --
                                                           --------    --------    --------    --------
   Total Expenses                                               921         671       7,049       1,638
                                                           --------    --------    --------    --------
Net Investment Income                                         4,737       3,344      45,781       6,793
                                                           --------    --------    --------    --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold                1,160         414      15,248       4,833
   Net Change in Unrealized Appreciation
  (Depreciation) on Investments                              (1,845)     (1,241)    (27,720)     (3,278)
                                                           --------    --------    --------    --------
   Total Net Realized and Unrealized Gain (Loss)
  on Investments                                               (685)       (827)    (12,472)      1,555
                                                           --------    --------    --------    --------
Net Increase (Decrease) in Net Assets from Operations      $  4,052    $  2,517    $ 33,309    $  8,348
                                                           --------    --------    --------    --------
                                                           --------    --------    --------    --------
Amounts designated as "--" are either $0 or round to $0





                                                          LIMITED-
                                                        TERM FEDERAL                                       SHORT-TERM
                                                          MORTGAGE          MARYLAND                    U.S. TREASURY     U.S.
                                                         SECURITIES         MUNICIPAL       SHORT-TERM   SECURITIES    GOVERNMENT
                                                            FUND            BOND FUND        BOND FUND      FUND     SECURITIES FUND

                                                          06/01/98-  12/01/98-   12/01/97-  06/01/98-    06/01/98-     06/01/98-
                                                          05/31/99   05/31/99    11/30/98   05/31/99     05/31/99      05/31/99

Interest Income                                            $  8,743    $    616    $    826    $  7,921    $  2,903    $  3,247
                                                           --------    --------    --------    --------    --------    --------
Expenses:
   Investment Advisory Fees                                     955          84         105         890         352         380
   Less: Investment Advisory Fees Waived/Reimbursed            (153)        (49)        (61)       (139)        (62)        (57)
   Administrator Fees                                           115          33          26         106          42          40
   Less: Administrative Fees Waived                              --          --          --          --          --          --
   Transfer Agent Fees-- Trust Shares                            15           5           9          14          17          14
   Transfer Agent Fees-- Investor Shares                         13          --          --          11          12          11
   Transfer Agent Fees-- Flex Shares                             11           2          --          12          13          13
   Transfer Agent Out of Pocket Fees                             12          --          --          13           4           5
   Printing Expenses                                              4           1           1           3          --           2
   Custody Fees                                                   2           3           5           5          --           1
   Professional Fees                                              8           6           2           7          --           3
   Trustee Fees                                                   2          --          --          --          --           1
   Registration Fees                                              9           1           4           9          --          --
   Distribution Fees-- Trust Shares                              --          41          30          --          --          --
   Less: Distribution Fees Waived-- Trust Shares                 --         (35)        (29)         --          --          --
   Distribution Fees-- Investor Shares                            6          --          --           4           5          11
   Less: Distribution Fees Waived-- Investor Shares              (1)         --          --          (4)         (5)         (2)
   Distribution Fees-- Flex Shares                               18          24          18          21          27          54
   Less: Distribution Fees Waived-- Flex Shares                 (18)         --          (1)        (21)        (27)        (22)
   Insurance and Other Fees                                       1           1          16          --          --          --
   Amortization of Deferred Organization Costs                    3          --          --          --          --          --
                                                           --------    --------    --------    --------    --------    --------
   Total Expenses                                             1,002         119         125         931         378         454
                                                           --------    --------    --------    --------    --------    --------
Net Investment Income                                         7,741         497         701       6,990       2,525       2,793
                                                           --------    --------    --------    --------    --------    --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold                   88         (19)         58         414         243          15
   Net Change in Unrealized Appreciation
  (Depreciation) on Investments                              (1,037)       (437)        406      (2,357)       (388)     (1,299)
                                                           --------    --------    --------    --------    --------    --------
   Total Net Realized and Unrealized Gain (Loss)
  on Investments                                               (949)       (456)        464      (1,943)       (145)      1,509
                                                           --------    --------    --------    --------    --------    --------
Net Increase (Decrease) in Net Assets from Operations      $  6,792    $     41    $  1,165    $  5,047    $  2,380    $ (1,284)
                                                           --------    --------    --------    --------    --------    --------
                                                           --------    --------    --------    --------    --------    --------

Amounts designated as "--" are either $0 or round to $0


                                                                    VIRGINIA
                                                                INTERMEDIATE               VIRGINIA
                                                                  MUNICIPAL                MUNICIPAL
                                                                  BOND FUND                BOND FUND

                                                           12/01/98-   12/01/97-    12/01/98-   12/01/97-
                                                           05/31/99    11/30/98     05/31/99    11/30/98


Interest Income                                            $  6,288    $ 12,776    $    895    $  1,419
                                                           --------    --------    --------    --------
Expenses:
   Investment Advisory Fees                                     641       1,248         110         167
   Less: Investment Advisory Fees Waived/Reimbursed              --          --         (20)        (28)
   Administrator Fees                                           185         375          27          42
   Less: Administrative Fees Waived                              --          --         (20)        (36)
   Transfer Agent Fees-- Trust Shares                            84         125           8          13
   Transfer Agent Fees-- Investor Shares                          3           1          --          --
   Transfer Agent Fees-- Flex Shares                             --          --           2           1
   Transfer Agent Out of Pocket Fees                             --          --          --          --
   Printing Expenses                                              5          24           2           1
   Custody Fees                                                  47          92           6          10
   Professional Fees                                             25          29           5           5
   Trustee Fees                                                   2           6          --          --
   Registration Fees                                              2          11           2           5
   Distribution Fees-- Trust Shares                             469         464          59          48
   Less: Distribution Fees Waived-- Trust Shares               (410)       (445)        (52)        (46)
   Distribution Fees-- Investor Shares                            6          13          --          --
   Less: Distribution Fees Waived-- Investor Shares              (6)        (13)         --          --
   Distribution Fees-- Flex Shares                               --          --          25          26
   Less: Distribution Fees Waived-- Flex Shares                  --          --          --          (1)
   Insurance and Other Fees                                      13          37           7           9
   Amortization of Deferred Organization Costs                   --          --          --          --
                                                           --------    --------    --------    --------
   Total Expenses                                             1,066       1,967         161         216
                                                           --------    --------    --------    --------
Net Investment Income                                         5,222      10,809         734       1,203
                                                           --------    --------    --------    --------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Securities Sold                1,177       1,725          31         175
   Net Change in Unrealized Appreciation
  (Depreciation) on Investments                              (5,509)      2,380        (722)        507
                                                           --------    --------    --------    --------
   Total Net Realized and Unrealized Gain (Loss)
  on Investments                                             (4,332)      4,105        (691)        682
                                                           --------    --------    --------    --------
Net Increase (Decrease) in Net Assets from Operations      $    890    $ 14,914    $     43    $  1,885
                                                           --------    --------    --------    --------
                                                           --------    --------    --------    --------
Amounts designated as "--" are either $0 or round to $0



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


58 & 59

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS FOR THE PERIODS ENDED MAY 31, AND NOVEMBER 30,


                                                                     FLORIDA TAX-EXEMPT              GEORGIA TAX-EXEMPT
                                                                          BOND FUND                       BOND FUND
                                                                ---------------------------      --------------------------
                                                                 06/01/98-        06/01/97-      06/01/98-        06/01/97-
                                                                 05/31/99         05/31/98       05/31/99         05/31/98
                                                                ----------        ---------      ---------          -------
Operations:
  Net Investment Income                                         $   4,737          $ 3,410       $ 3,344          $ 2,430
  Net Realized Gain (Loss) on Investments                           1,160              720           414              195
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                 (1,845)           2,334        (1,241)           1,962
                                                                ---------          -------       -------          -------
    Increase in Net Assets from Operations                          4,052            6,464         2,517            4,587
                                                                ---------          -------       -------          -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                   (4,235)          (3,070)       (2,897)          (2,075)
    Investor Shares                                                  (134)            (128)         (128)            (147)
    Flex Shares                                                      (369)            (211)         (318)            (207)
  Capital Gains:
    Trust Shares                                                   (1,037)             (42)         (162)             (61)
    Investor Shares                                                   (37)              (2)           (8)              (4)
    Flex Shares                                                      (122)              (3)          (20)              (7)
                                                                ---------          -------       -------          -------
  Total Distributions                                              (5,934)          (3,456)       (3,533)          (2,501)
                                                                ---------          -------       -------          -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                    51,929           59,209        36,255           34,479
    Shares Issued in Connection with Crestar Merger                    --               --            --               --
    Reinvestment of Cash Distributions                              1,663              420         1,180              924
    Cost of Shares Repurchased                                    (27,307)         (18,838)      (11,514)         (14,516)
                                                                ---------          -------       -------          -------
  Increase in Net Assets From Trust Share Transactions             26,285           40,791        25,921           20,887
                                                                ---------          -------       -------          -------
  Investor Shares:
    Proceeds from Shares Issued                                     1,105              870         1,195            1,508
    Shares Issued in Connection with Crestar Merger                    --               --            --               --
    Reinvestment of Cash Distributions                                143              101           118              131
    Cost of Shares Repurchased                                       (780)            (955)       (1,586)          (1,314)
                                                                ---------          -------       -------          -------
  Increase (Decrease) in Net Assets From Investor Share
    Transactions                                                      468               16          (273)             325
                                                                ---------          -------       -------          -------
  Flex Shares:
    Proceeds from Shares Issued                                    11,906            6,969         5,982            4,983
    Shares Issued in Connection with Crestar Merger                    --               --            --               --
    Reinvestment of Cash Distributions                                433              172           304              186
    Cost of Shares Repurchased                                     (5,520)          (2,189)       (1,034)          (1,770)
                                                                ---------          -------       -------          -------
  Increase in Net Assets From Flex Share Transactions               6,819            4,952         5,252            3,399
                                                                ---------          -------       -------          -------
    Increase in Net Assets From Share Transactions                 33,572           45,759        30,900           24,611
                                                                ---------          -------       -------          -------
      Total Increase (Decrease) in Net Assets                      31,690           48,767        29,884           26,697
                                                                ---------          -------       -------          -------
Net Assets:
  Beginning of Period                                             105,480           56,713        74,602           47,905
                                                                ---------          -------       -------          -------
  End of Period                                                  $137,170         $105,480      $104,486          $74,602
                                                                ---------          -------       -------          -------
                                                                ---------          -------       -------          -------
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                                   4,807            5,591         3,562            3,445
    Shares Issued in Connection with Crestar Merger                    --               --            --               --
    Shares Issued in Lieu of Cash Distributions                       154               40           116               92
    Shares Redeemed                                                (2,530)          (1,777)       (1,128)          (1,456)
                                                                ---------          -------       -------          -------
  Net Trust Share Transactions                                      2,431            3,854             2.550        2,081
                                                                ---------          -------       -------          -------
  Investor Shares:
    Shares Issued                                                     102               82           117              149
    Shares Issued in Connection with Crestar Merger                    --               --            --               --
    Shares Issued in Lieu of Cash Distributions                        13               10            12               13
    Shares Redeemed                                                   (72)             (90)         (155)            (131)
                                                                ---------          -------       -------          -------
  Net Investor Share Transactions                                      43                2           (26)              31
                                                                ---------          -------       -------          -------
  Flex Shares:
    Shares Issued                                                   1,102              658           586              495
    Shares Issued in Connection with Crestar Merger                    --               --            --               --
    Shares Issued in Lieu of Cash Distributions                        40               16            30               19
    Shares Redeemed                                                  (512)            (205)         (102)            (176)
                                                                ---------          -------       -------          -------
  Net Flex Share Transactions                                         630              469           514              338
                                                                ---------          -------       -------          -------
                                                                ---------          -------       -------          -------
  Net Change in Capital Shares                                      3,104            4,325         3,038            2,450
                                                                ---------          -------       -------          -------


                                                                       INVESTMENT GRADE             INVESTMENT GRADE TAX-
                                                                           BOND FUND                  EXEMPT BOND FUND
                                                                  -------------------------       -------------------------
                                                                    06/01/98-     06/01/97-       06/01/98-       06/01/97-
                                                                    05/31/99      05/31/98        05/31/99        05/31/98
                                                                    ---------      --------       ---------       ---------
Operations:
  Net Investment Income                                           $  45,781      $ 43,082         $ 6,793          $ 6,699
                                                                  ---------      --------         -------          -------
  Net Realized Gain (Loss) on Investments                            15,248        10,888           4,833            6,478
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                  (27,720)       24,005          (3,278)           1,225
                                                                  ---------      --------         -------          -------
    Increase in Net Assets from Operations                           33,309        77,975           8,348           14,402
                                                                  ---------      --------         -------          -------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                    (43,474)      (40,937)         (5,587)          (5,523)
    Investor Shares                                                  (1,621)       (1,729)           (901)          (1,002)
    Flex Shares                                                        (807)         (416)           (305)            (173)
  Capital Gains:
    Trust Shares                                                    (13,468)           --          (4,790)          (3,989)
    Investor Shares                                                    (547)           --            (914)            (799)
    Flex Shares                                                        (306)           --            (323)            (152)
                                                                  ---------      --------         -------          -------
  Total Distributions                                               (60,223)      (43,082)        (12,820)         (11,638)
                                                                  ---------      --------         -------          -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                     310,338       258,775          58,516           39,596
    Shares Issued in Connection with Crestar Merger                 314,362            --              --               --
    Reinvestment of Cash Distributions                               42,773        30,522           5,421            4,599
    Cost of Shares Repurchased                                     (286,648)     (162,448)        (52,929)         (38,924)
                                                                  ---------      --------         -------          -------
  Increase in Net Assets From Trust Share Transactions              380,825       126,849          11,008            5,271
                                                                  ---------      --------         -------          -------
  Investor Shares:
    Proceeds from Shares Issued                                       8,100         5,860           2,158            2,484
    Shares Issued in Connection with Crestar Merger                   2,385            --              --               --
    Reinvestment of Cash Distributions                                2,052         1,609           1,627            1,614
    Cost of Shares Repurchased                                       (9,990)       (8,920)         (6,100)          (8,284)
                                                                  ---------      --------         -------          -------
  Increase (Decrease) in Net Assets From Investor Share
    Transactions                                                      2,547        (1,451)         (2,315)          (4,186)
                                                                  ---------      --------         -------          -------
  Flex Shares:
    Proceeds from Shares Issued                                      19,438         9,584          10,543            6,179
    Shares Issued in Connection with Crestar Merger                      --            --              --               --
    Reinvestment of Cash Distributions                                1,002           351             551              296
    Cost of Shares Repurchased                                       (6,765)       (2,932)         (2,643)          (2,842)
                                                                  ---------      --------         -------          -------
  Increase in Net Assets From Flex Share Transactions                13,675         7,003           8,451            3,633
                                                                  ---------      --------         -------          -------
    Increase in Net Assets From Share Transactions                  397,047       132,401          17,144            4,718
                                                                  ---------      --------         -------          -------
      Total Increase (Decrease) in Net Assets                       370,133       167,294          12,672            7,482
                                                                  ---------      --------         -------          -------
Net Assets:
  Beginning of Period                                               839,868       672,574         183,164          175,682
                                                                  ---------      --------         -------          -------
  End of Period                                                  $1,210,001      $839,868        $195,836         $183,164
                                                                  ---------      --------         -------          -------
                                                                  ---------      --------         -------          -------
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                                    28,937        24,713           5,150            3,486
    Shares Issued in Connection with Crestar Merger                  30,233            --              --               --
    Shares Issued in Lieu of Cash Distributions                       3,979         2,915             479              407
    Shares Redeemed                                                 (26,711)      (15,497)         (4,614)          (3,425)
                                                                  ---------      --------         -------          -------
  Net Trust Share Transactions                                       36,438        12,131           1,015              468
                                                                  ---------      --------         -------          -------
  Investor Shares:
    Shares Issued                                                       758           557             190              218
    Shares Issued in Connection with Crestar Merger                     229            --              --               --
    Shares Issued in Lieu of Cash Distributions                         191           154             143              142
    Shares Redeemed                                                    (931)         (852)           (535)            (727)
                                                                  ---------      --------         -------          -------
  Net Investor Share Transactions                                       247          (141)           (202)            (367)
                                                                  ---------      --------         -------          -------
  Flex Shares:
    Shares Issued                                                     1,821           908             936              544
    Shares Issued in Connection with Crestar Merger                      --            --              --               --
    Shares Issued in Lieu of Cash Distributions                          93            33              49               26
    Shares Redeemed                                                    (634)         (278)           (234)            (250)
                                                                  ---------      --------         -------          -------
  Net Flex Share Transactions                                         1,280           663             751              320
                                                                  ---------      --------         -------          -------
                                                                  ---------      --------         -------          -------
  Net Change in Capital Shares                                       37,965        12,653           1,564              421
                                                                  ---------      --------         -------          -------



                                                                     LIMITED-TERM FEDERAL                MARYLAND MUNICIPAL
                                                                   MORTGAGE SECURITIES FUND                   BOND FUND
                                                                   ------------------------      ----------------------------------
                                                                   06/01/98-      06/01/97-      12/01/98-    12/01/97-   12/01/96-
                                                                   05/31/99       05/31/98       05/31/99     11/30/98    11/30/97
                                                                   ---------      ---------      ---------    ---------   ---------
Operations:
  Net Investment Income                                           $   7,741       $ 7,936        $   497    $     701    $    374
                                                                  ---------       -------        -------    ---------    --------
  Net Realized Gain (Loss) on Investments                                88           502            (19)          58          (5)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                   (1,037)        1,031           (437)         406         241
                                                                  ---------       -------        -------    ---------    --------
    Increase in Net Assets from Operations                            6,792         9,469             41        1,165         610
                                                                  ---------       -------        -------    ---------    --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                     (7,568)       (7,721)          (425)        (645)       (363)
    Investor Shares                                                    (125)         (135)            --           --          --
    Flex Shares                                                         (83)          (78)           (77)         (56)        (11)
  Capital Gains:
    Trust Shares                                                     (1,611)         (194)           (24)          --          --
    Investor Shares                                                     (28)           (3)            --           --          --
    Flex Shares                                                         (19)           (2)            (4)          --          --
                                                                  ---------       -------        -------    ---------    --------
  Total Distributions                                                (9,434)       (8,133)          (530)        (701)       (374)
                                                                  ---------       -------        -------    ---------    --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                      54,404        43,610         15,770       13,041       6,495
    Shares Issued in Connection with Crestar Merger                      --            --             --           --          --
    Reinvestment of Cash Distributions                                6,287         5,346             14           11           2
    Cost of Shares Repurchased                                      (60,354)      (36,666)        (4,854)      (5,813)     (1,067)
                                                                  ---------       -------        -------    ---------    --------
  Increase in Net Assets From Trust Share Transactions                  337        12,290         10,930        7,239       5,430
                                                                  ---------       -------        -------    ---------    --------
  Investor Shares:
    Proceeds from Shares Issued                                         853         1,128             --           --          --
    Shares Issued in Connection with Crestar Merger                      --            --             --           --          --
    Reinvestment of Cash Distributions                                  151           131             --           --          --
    Cost of Shares Repurchased                                       (1,458)       (1,006)            --           --          --
                                                                  ---------       -------        -------    ---------    --------
  Increase (Decrease) in Net Assets From Investor Share
    Transactions                                                       (454)          253             --          --           --
                                                                  ---------       -------        -------    ---------    --------
  Flex Shares:
    Proceeds from Shares Issued                                       1,082           691          4,739        2,772         518
    Shares Issued in Connection with Crestar Merger                      --            --             --           --          --
    Reinvestment of Cash Distributions                                   96            75             66           41           9
    Cost of Shares Repurchased                                         (566)         (647)          (226)        (177)        (92)
                                                                  ---------       -------        -------    ---------    --------
  Increase in Net Assets From Flex Share Transactions                   612           119          4,579        2,636         435
                                                                  ---------       -------        -------    ---------    --------
    Increase in Net Assets From Share Transactions                      495        12,662         15,509        9,875       5,865
                                                                  ---------       -------        -------    ---------    --------
      Total Increase (Decrease) in Net Assets                        (2,147)       13,998         15,020       10,339       6,101
                                                                  ---------       -------        -------    ---------    --------
Net Assets:
  Beginning of Period                                               141,736       127,738         22,361       12,022       5,921
                                                                  ---------       -------        -------    ---------    --------
  End of Period                                                    $139,589      $141,736        $37,381      $22,361     $12,022
                                                                  ---------       -------        -------    ---------    --------
                                                                  ---------       -------        -------    ---------    --------
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                                     5,379         4,313          1,556        1,292         667
    Shares Issued in Connection with Crestar Merger                      --            --             --           --          --
    Shares Issued in Lieu of Cash Distributions                         620           529              2            1          --
    Shares Redeemed                                                  (5,979)       (3,626)          (479)        (575)       (110)
                                                                  ---------       -------        -------    ---------    --------
  Net Trust Share Transactions                                           20         1,216          1,079          718         557
                                                                  ---------       -------        -------    ---------    --------
  Investor Shares:
    Shares Issued                                                        84           112             --           --          --
    Shares Issued in Connection with Crestar Merger                      --            --             --           --          --
    Shares Issued in Lieu of Cash Distributions                          15            13             --           --          --
    Shares Redeemed                                                    (144)         (100)            --           --          --
                                                                  ---------       -------        -------    ---------    --------
  Net Investor Share Transactions                                       (45)           25             --           --          --
                                                                  ---------       -------        -------    ---------    --------
  Flex Shares:
    Shares Issued                                                       107            68            464          274          53
    Shares Issued in Connection with Crestar Merger                      --            --             --           --          --
    Shares Issued in Lieu of Cash Distributions                          10             7              7            4           1
    Shares Redeemed                                                     (56)          (64)           (22)         (17)         (9)
                                                                  ---------       -------        -------    ---------    --------
  Net Flex Share Transactions                                            61            11            449          261          45
                                                                  ---------       -------        -------    ---------    --------
                                                                  ---------       -------        -------    ---------    --------
  Net Change in Capital Shares                                           36         1,252          1,528          979         602
                                                                  ---------       -------        -------    ---------    --------
Amounts designated as "--" are either $0 or round to $0.




     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                                         60 & 61

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS FOR THE PERIODS ENDED MAY 31 AND NOVEMBER 30.


                                                                SHORT-TERM         SHORT-TERM U.S. TREASURY       U. S. GOVERNMENT
                                                                 BOND FUND             SECURITIES FUND             SECURITIES FUND
                                                        ------------------------   -----------------------    ---------------------
                                                         06/01/98-     06/01/97-    06/01/98-    06/01/97-    06/01/98-   06/01/97-
                                                         05/31/99      05/31/98     05/31/99     05/31/98     05/31/99    05/31/98
                                                        ---------     ---------    ---------    ---------   ---------    ---------
Operations:
  Net Investment Income                                 $   6,990     $   6,036    $   2,525    $   1,816   $   2,793    $   1,894
  Net Realized Gain on Investments                            414           502          243           47          15           55
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                         (2,357)        1,163         (388)         211      (1,299)       1,207
                                                        ---------     ---------    ---------    ---------   ---------    ---------
    Increase in Net Assets from Operations                  5,047         7,701        2,380        2,074       1,509        3,156
                                                        ---------     ---------    ---------    ---------   ---------    ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                           (6,805)       (5,864)      (2,281)      (1,575)     (2,385)      (1,585)
    Investor Shares                                           (92)         (106)        (133)        (178)       (153)        (141)
    Flex Shares                                               (95)          (67)        (111)         (63)       (252)        (168)
  Capital Gains:
    Trust Shares                                             (356)         (100)          --           --          --           --
    Investor Shares                                            (4)           (2)          --           --          --           --
    Flex Shares                                                (5)           (1)          --           --          --           --
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Total Distributions                                      (7,357)       (6,140)      (2,525)      (1,816)     (2,790)      (1,894)
                                                        ---------     ---------    ---------    ---------   ---------    ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                            57,981        59,682       17,499       33,653      23,161       20,160
    Shares Issued in Connection with Crestar Merger        72,757            --           --           --      56,128           --
    Reinvestment of Cash Distributions                      3,614         3,238          951          661         520          380
    Cost of Shares Repurchased                            (42,626)      (33,705)      (9,243)      (9,594)    (11,462)      (6,142)
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                           91,726        29,215        9,207       24,720      68,347       14,398
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Investor Shares:
    Proceeds from Shares Issued                               589           190        1,382          479         956        1,625
    Shares Issued in Connection with Crestar Merger            --            --           --           --          --           --
    Reinvestment of Cash Distributions                         94           103          133          180         152          134
    Cost of Shares Repurchased                               (781)         (560)      (1,983)      (1,338)     (1,762)        (880)
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                        (98)         (267)        (468)        (679)       (654)         879
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Flex Shares:
    Proceeds from Shares Issued                             2,540         1,392        5,314        1,012       5,920        2,695
    Shares Issued in Connection with Crestar Merger            --            --           --           --       3,174           --
    Reinvestment of Cash Distributions                         96            65           94           56         206          145
    Cost of Shares Repurchased                             (2,365)         (441)      (1,855)        (757)     (1,637)      (1,748)
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Increase (Decrease) in Net Assets From Flex Share
    Transactions                                              271         1,016        3,553          311       7,663        1,092

                                                        ---------     ---------    ---------    ---------   ---------    ---------
    Increase (Decrease) in Net Assets From Share
     Transactions                                          91,899        29,964       12,292       24,352      75,356       16,369

                                                        ---------     ---------    ---------    ---------   ---------    ---------
      Total Increase (Decrease) in Net Assets              89,589        31,525       12,147       24,610      74,075       17,631
                                                        ---------     ---------    ---------    ---------   ---------    ---------
Net Assets:
  Beginning of Period                                     124,481        92,956       51,610       27,000      42,146       24,515
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  End of Period                                         $ 214,070     $ 124,481    $  63,757    $  51,610   $ 116,221    $  42,146
                                                        ---------     ---------    ---------    ---------   ---------    ---------
                                                        ---------     ---------    ---------    ---------   ---------    ---------
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                           5,746         5,955        1,750        3,381       2,197        1,949
    Shares Issued in Connection with Crestar Merger         7,308            --           --           --       5,439           --
    Shares Issued in Lieu of Cash Distributions               357           323           95           66          49           37
    Shares Redeemed                                        (4,219)       (3,364)        (921)        (965)     (1,087)        (592)
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Net Trust Share Transactions                              9,192         2,914          924        2,482       6,598        1,394
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Investor Shares:
    Shares Issued                                              58            19          138           48          91          157
    Shares Issued in Connection with Crestar Merger            --            --           --           --          --           --
    Shares Issued in Lieu of Cash Distributions                 9            10           13           18          15           13
    Shares Redeemed                                           (77)          (56)        (198)        (134)       (167)         (85)
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Net Investor Share Transactions                             (10)          (27)         (47)         (68)        (61)          85
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Flex Shares:
    Shares Issued                                             251           139          531          102         564          260
    Shares Issued in Connection with Crestar Merger            --            --           --           --         308           --
    Shares Issued in Lieu of Cash Distributions                10             6            9            6          19           14
    Shares Redeemed                                          (235)          (44)        (185)         (76)       (156)        (169)
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Net Flex Share Transactions                                  26           101          355           32         735          105
                                                        ---------     ---------    ---------    ---------   ---------    ---------
                                                        ---------     ---------    ---------    ---------   ---------    ---------
  Net Change in Capital Shares                              9,208         2,988        1,232        2,446       7,272        1,584
                                                        ---------     ---------    ---------    ---------   ---------    ---------



                                                            VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

                                                             12/01/98-      12/01/97-     12/01/96-
                                                             05/31/99       11/30/98      11/30/97
Operations:
  Net Investment Income                                     $   5,222     $  10,809     $  11,260
  Net Realized Gain on Investments                              1,177         1,725         1,641
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                             (5,509)        2,380           490
                                                            ---------     ---------     ---------
    Increase in Net Assets from Operations                        890        14,914        13,391
                                                            ---------     ---------     ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                               (5,069)      (10,471)      (10,835)
    Investor Shares                                              (166)         (364)         (353)
    Flex Shares                                                    --            --            --
  Capital Gains:
    Trust Shares                                               (1,670)         (793)           --
    Investor Shares                                               (56)          (28)           --
    Flex Shares                                                    --            --            --
                                                            ---------     ---------     ---------
  Total Distributions                                          (6,961)      (11,656)      (11,188)
                                                            ---------     ---------     ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                26,357        36,891        35,373
    Shares Issued in Connection with Crestar Merger                --            --            --
    Reinvestment of Cash Distributions                             43           629            22
    Cost of Shares Repurchased                                (24,041)      (34,155)      (43,571)
                                                            ---------     ---------     ---------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                                2,359         3,365        (8,176)
                                                            ---------     ---------     ---------
  Investor Shares:
    Proceeds from Shares Issued                                   653         2,174           938
    Shares Issued in Connection with Crestar Merger                --            --            --
    Reinvestment of Cash Distributions                            164           289           274
    Cost of Shares Repurchased                                   (821)       (2,503)       (1,639)
                                                            ---------     ---------     ---------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                             (4)          (40)         (427)
                                                            ---------     ---------     ---------
  Flex Shares:
    Proceeds from Shares Issued                                    --            --            --
    Shares Issued in Connection with Crestar Merger                --            --            --
    Reinvestment of Cash Distributions                             --            --            --
    Cost of Shares Repurchased                                     --            --            --
                                                            ---------     ---------     ---------
  Increase (Decrease) in Net Assets From Flex Share
    Transactions                                                   --            --            --

                                                            ---------     ---------     ---------
    Increase (Decrease) in Net Assets From Share
     Transactions                                               2,355         3,325        (8,603)

                                                            ---------     ---------     ---------
      Total Increase (Decrease) in Net Assets                  (3,716)        6,583        (6,400)
                                                            ---------     ---------     ---------
Net Assets:
  Beginning of Period                                         251,505       244,922       251,322
                                                            ---------     ---------     ---------
  End of Period                                             $ 247,789     $ 251,505     $ 244,922
                                                            ---------     ---------     ---------
                                                            ---------     ---------     ---------
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                               2,543         3,557         3,476
    Shares Issued in Connection with Crestar Merger                --            --            --
    Shares Issued in Lieu of Cash Distributions                     4            61             2
    Shares Redeemed                                            (2,327)       (3,293)       (4,278)
                                                            ---------     ---------     ---------
  Net Trust Share Transactions                                    220           325          (800)
                                                            ---------     ---------     ---------
  Investor Shares:
    Shares Issued                                                  62           210            92
    Shares Issued in Connection with Crestar Merger                --            --            --
    Shares Issued in Lieu of Cash Distributions                    16            28            27
    Shares Redeemed                                               (79)         (241)         (161)
                                                            ---------     ---------     ---------
  Net Investor Share Transactions                                  (1)           (3)          (42)
                                                            ---------     ---------     ---------
  Flex Shares:
    Shares Issued                                                  --            --            --
    Shares Issued in Connection with Crestar Merger                --            --            --
    Shares Issued in Lieu of Cash Distributions                    --            --            --
    Shares Redeemed                                                --            --            --
                                                            ---------     ---------     ---------
  Net Flex Share Transactions                                      --            --            --
                                                            ---------     ---------     ---------
                                                            ---------     ---------     ---------
  Net Change in Capital Shares                                    219           322          (842)
                                                            ---------     ---------     ---------




                                                                      VIRGINIA MUNICIPAL BOND FUND

                                                                  12/01/98-    12/01/97-      12/01/96-
                                                                  05/31/99     11/30/98       11/30/97
Operations:
  Net Investment Income                                         $     734     $   1,203     $     832
  Net Realized Gain on Investments                                     31           175            67
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                   (722)          507           278
                                                                ---------     ---------     ---------
    Increase in Net Assets from Operations                             43         1,885         1,177
                                                                ---------     ---------     ---------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                     (650)       (1,116)         (792)
    Investor Shares                                                    --            --            --
    Flex Shares                                                       (88)          (87)          (40)
  Capital Gains:
    Trust Shares                                                     (155)          (50)          (12)
    Investor Shares                                                    --            --            --
    Flex Shares                                                       (20)           (4)           (1)
                                                                ---------     ---------     ---------
  Total Distributions                                                (913)       (1,257)         (845)
                                                                ---------     ---------     ---------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                     7,281        13,751         9,497
    Shares Issued in Connection with Crestar Merger                    --            --            --
    Reinvestment of Cash Distributions                                 29            60            26
    Cost of Shares Repurchased                                     (3,890)       (5,172)       (5,693)
                                                                ---------     ---------     ---------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                                    3,420         8,639         3,830
                                                                ---------     ---------     ---------
  Investor Shares:
    Proceeds from Shares Issued                                        --            --
    Shares Issued in Connection with Crestar Merger                    --            --
    Reinvestment of Cash Distributions                                 --            --            --
    Cost of Shares Repurchased                                         --            --            --
                                                                ---------     ---------     ---------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                                 --            --            --
                                                                ---------     ---------     ---------
  Flex Shares:
    Proceeds from Shares Issued                                     3,816         2,474           743
    Shares Issued in Connection with Crestar Merger                    --            --            --
    Reinvestment of Cash Distributions                                 77            64            31
    Cost of Shares Repurchased                                       (514)         (376)         (115)
                                                                ---------     ---------     ---------
  Increase (Decrease) in Net Assets From Flex Share
    Transactions                                                    3,379         2,162
                                                                                                  659
                                                                ---------     ---------     ---------
    Increase (Decrease) in Net Assets From Share
     Transactions                                                   6,799        10,801
                                                                                                4,489
                                                                ---------     ---------     ---------
      Total Increase (Decrease) in Net Assets                       5,929        11,429         4,821
                                                                ---------     ---------     ---------
Net Assets:
  Beginning of Period                                              32,949        21,520        16,699
                                                                ---------     ---------     ---------
  End of Period                                                 $  38,878     $  32,949     $  21,520
                                                                ---------     ---------     ---------
                                                                ---------     ---------     ---------
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued                                                     688         1,302           928
    Shares Issued in Connection with Crestar Merger                    --            --            --
    Shares Issued in Lieu of Cash Distributions                         3             6             2
    Shares Redeemed                                                  (368)         (488)         (559)
                                                                ---------     ---------     ---------
  Net Trust Share Transactions                                        323           820           371
                                                                ---------     ---------     ---------
  Investor Shares:
    Shares Issued                                                      --            --            --
    Shares Issued in Connection with Crestar Merger                    --            --            --
    Shares Issued in Lieu of Cash Distributions                        --            --            --
    Shares Redeemed                                                    --            --            --
                                                                ---------     ---------     ---------
  Net Investor Share Transactions                                      --            --            --
                                                                ---------     ---------     ---------
  Flex Shares:
    Shares Issued                                                     359           233            73
    Shares Issued in Connection with Crestar Merger                    --            --            --
    Shares Issued in Lieu of Cash Distributions                         7             6             3
    Shares Redeemed                                                   (49)          (35)          (11)
                                                                ---------     ---------     ---------
  Net Flex Share Transactions                                         317           204            65
                                                                ---------     ---------     ---------
                                                                ---------     ---------     ---------
  Net Change in Capital Shares                                        640         1,024           436
                                                                ---------     ---------     ---------
Amounts designated as "--" are either $0 or round to $0




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                                         62 & 63

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS FOR THE PERIODS ENDED MAY 31, UNLESS OTHERWISE INDICATED.
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS






                                NET ASSET                     NET REALIZED AND    DISTRIBUTIONS
                                  VALUE            NET        UNREALIZED GAINS      FROM NET      DISTRIBUTIONS     NET ASSET
                                BEGINNING      INVESTMENT         (LOSSES)         INVESTMENT     FROM REALIZED     VALUE END
                                OF PERIOD     INCOME (LOSS)    ON INVESTMENTS        INCOME       CAPITAL GAINS     OF PERIOD
                                ---------     -------------   ----------------    -------------   -------------     ---------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares

           1999                    $10.72        $ 0.42            $(0.02)          $(0.42)          $(0.11)        $10.59
           1998                     10.28          0.44              0.45            (0.44)           (0.01)         10.72
           1997                     10.06          0.46              0.25            (0.46)           (0.03)         10.28
           1996                     10.18          0.46             (0.07)           (0.46)           (0.05)         10.06
           1995                      9.75          0.44              0.43            (0.44)           --             10.18
Investor Shares
           1999                    $10.72        $ 0.40            $(0.01)          $(0.40)          $(0.11)        $10.60
           1998                     10.29          0.42              0.44            (0.42)           (0.01)         10.72
           1997                     10.07          0.44              0.25            (0.44)           (0.03)         10.29
           1996                     10.18          0.44             (0.06)           (0.44)           (0.05)         10.07
           1995                      9.75          0.42              0.43            (0.42)           --             10.18
Flex Shares
           1999                    $10.74        $ 0.35            $(0.01)          $(0.35)          $(0.11)        $10.62
           1998                     10.30          0.37              0.45            (0.37)           (0.01)         10.74
           1997                     10.08          0.39              0.25            (0.39)           (0.03)         10.30
           1996(1)                  10.19          0.39             (0.06)           (0.39)           (0.05)         10.08
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1999                    $10.11        $ 0.39            $(0.06)          $(0.39)          $(0.02)        $10.03
           1998                      9.73          0.41              0.39            (0.41)           (0.01)         10.11
           1997                      9.56          0.42              0.22            (0.42)           (0.05)          9.73
           1996                      9.63          0.43             (0.05)           (0.43)           (0.02)          9.56
           1995                      9.42          0.42              0.21            (0.42)           --              9.63
Investor Shares
           1999                    $10.13        $ 0.37            $(0.06)          $(0.37)          $(0.02)        $10.05
           1998                      9.74          0.39              0.40            (0.39)           (0.01)         10.13
           1997                      9.58          0.40              0.21            (0.40)           (0.05)          9.74
           1996                      9.65          0.41             (0.05)           (0.41)           (0.02)          9.58
           1995                      9.44          0.40              0.21            (0.40)           --              9.65
Flex Shares
           1999                    $10.12        $ 0.32            $(0.06)          $(0.32)          $(0.02)        $10.04
           1998                      9.73          0.34              0.40            (0.34)           (0.01)         10.12
           1997                      9.56          0.35              0.22            (0.35)           (0.05)          9.73
           1996(2)                   9.72          0.36             (0.14)           (0.36)           (0.02)          9.56
INVESTMENT GRADE BOND FUND
Trust Shares
           1999                    $10.65        $ 0.56            $(0.11)          $(0.56)          $(0.18)        $10.36
           1998                     10.16          0.60              0.49            (0.60)           --             10.65
           1997                     10.07          0.60              0.09            (0.60)           --             10.16
           1996                     10.26          0.60             (0.19)           (0.60)           --             10.07
           1995                      9.89          0.61              0.37            (0.61)           --             10.26
Investor Shares
           1999                    $10.65        $ 0.52            $(0.11)          $(0.52)          $(0.18)        $10.36
           1998                     10.16          0.55              0.49            (0.55)           --             10.65
           1997                     10.06          0.56              0.10            (0.56)           --             10.16
           1996                     10.26          0.56             (0.20)           (0.56)           --             10.06
           1995                      9.89          0.57              0.38            (0.58)           --             10.26
Flex Shares
           1999                    $10.66        $ 0.47            $(0.11)          $(0.47)          $(0.18)        $10.37
           1998                     10.17          0.51              0.49            (0.51)           --             10.66
           1997                     10.07          0.51              0.10            (0.51)           --             10.17
           1996 (3)                 10.33          0.52             (0.26)           (0.52)           --             10.07






                                                                                         RATIO OF
                                                 NET ASSETS          RATIO OF         NET INVESTMENT
                                   TOTAL           END OF           EXPENSES TO      INCOME (LOSS) TO
                                 RETURN (+)     PERIOD (000)    AVERAGE NET ASSETS  AVERAGE NET ASSETS
                                 ----------     ------------    ------------------- -------------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1999                  3.72%         $   118,609            0.67%             3.90%
           1998                  8.77               93,939            0.66              4.16
           1997                  7.22               50,487            0.65              4.48
           1996                  3.87               30,790            0.65              4.49
           1995                  9.26               10,118            0.65              4.63
Investor Shares
           1999                  3.62%          $    3,799            0.87%             3.71%
           1998                  8.46                3,381            0.86              3.98
           1997                  7.00                3,226            0.85              4.28
           1996                  3.76                4,025            0.85              4.28
           1995                  9.04                3,320            0.85              4.36
Flex Shares
           1999                  3.13%         $    14,762            1.37%             3.21%
           1998                  8.04                8,160            1.36              3.45
           1997                  6.48                3,000            1.35              3.78
           1996(1)               3.27                2,692            1.35              3.79
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1999                  3.33%         $    87,452            0.67%             3.87%
           1998                  8.37               62,363            0.66              4.09
           1997                  6.79               39,732            0.65              4.31
           1996                  3.89               22,950            0.65              4.36
           1995                  6.94               13,187            0.65              4.56
Investor Shares
           1999                  3.13%          $    3,676            0.87%             3.67%
           1998                  8.26                3,975            0.86              3.89
           1997                  6.47                3,511            0.85              4.10
           1996                  3.69                3,418            0.85              4.17
           1995                  6.70                3,268            0.85              4.31
Flex Shares
           1999                  2.63%         $    13,358            1.37%             3.19%
           1998                  7.74                8,264            1.36              3.39
           1997                  6.06                4,662            1.35              3.60
           1996(2)               2.25*               4,207            1.35              3.66
INVESTMENT GRADE BOND FUND
Trust Shares
           1999                  4.25%          $1,149,068            0.77%             5.25%
           1998                 10.92              793,488            0.76              5.67
           1997                  6.99              633,646            0.75              5.89
           1996                  4.02              599,514            0.75              5.81
           1995                 10.39              543,308            0.75              6.22
Investor Shares
           1999                  3.86%         $    34,913            1.17%             4.87%
           1998                 10.49               33,269            1.14              5.29
           1997                  6.66               33,165            1.15              5.48
           1996                  3.50               36,155            1.15              5.40
           1995                 10.04               33,772            1.15              5.79
Flex Shares
           1999                  3.35%         $    26,020            1.66%             4.40%
           1998                  9.99               13,111            1.65              4.76
           1997                  6.16                5,763            1.64              5.00
           1996 (3)              2.50                4,621            1.64              4.84





                                        RATIO OF           NET INVESTMENT
                                        EXPENSES TO        INCOME (LOSS) TO
                                    AVERAGE NET ASSETS    AVERAGE NET ASSETS      PORTFOLIO
                                    (EXCLUDING WAIVERS    (EXCLUDING WAIVERS      TURNOVER
                                    AND REIMBURSEMENTS)   AND REIMBURSEMENTS)       RATE
                                   -------------------   -------------------     ---------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           1999                           0.77%               3.80%                  72%
           1998                           0.80                4.02                   69
           1997                           0.80                4.33                  135
           1996                           0.88                4.26                   63
           1995                           1.13                4.15                  105
Investor Shares
           1999                           1.31%               3.27%                  72%
           1998                           1.34                3.50                   69
           1997                           1.31                3.82                  135
           1996                           1.36                3.77                   63
           1995                           1.50                3.71                  105
Flex Shares
           1999                           1.88%               2.70%                  72%
           1998                           2.01                2.80                   69
           1997                           2.28                2.85                  135
           1996(1)                        2.54                2.60                   63
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           1999                           0.78%               3.76%                  12%
           1998                           0.81                3.94                    7
           1997                           0.81                4.15                   15
           1996                           0.89                4.12                   60
           1995                           0.98                4.23                   25
Investor Shares
           1999                           1.25%               3.29%                  12%
           1998                           1.30                3.45                    7
           1997                           1.33                3.62                   15
           1996                           1.41                3.61                   60
           1995                           1.43                3.73                   25
Flex Shares
           1999                           1.89%               2.67%                  12%
           1998                           2.02                2.73                    7
           1997                           2.07                2.88                   15
           1996(2)                        2.35                2.66                   60
INVESTMENT GRADE BOND FUND
Trust Shares
           1999                           0.85%               5.17%                 221%
           1998                           0.86                5.57                  109
           1997                           0.85                5.79                  298
           1996                           0.87                5.69                  184
           1995                           0.88                6.09                  238
Investor Shares
           1999                           1.36%               4.68%                 221%
           1998                           1.38                5.05                  109
           1997                           1.41                5.22                  298
           1996                           1.44                5.11                  184
           1995                           1.49                5.45                  238
Flex Shares
           1999                           2.00%               4.06%                 221%
           1998                           2.11                4.30                  109
           1997                           2.20                4.44                  298
           1996 (3)                       2.49                3.99                  184






    Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
(2) Commenced operations on June 6, 1995. All ratios for the period have been annualized.
(3) Commenced operations on June 7, 1995. All ratios for the period have been annualized.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS



                                                                         64 & 65

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                               NET ASSET                       NET REALIZED AND    DISTRIBUTIONS
                                  VALUE             NET        UNREALIZED GAINS      FROM NET       DISTRIBUTIONS     NET ASSET
                                BEGINNING       INVESTMENT         (LOSSES)         INVESTMENT      FROM REALIZED     VALUE END
                                OF PERIOD      INCOME (LOSS)    ON INVESTMENTS        INCOME        CAPITAL GAINS     OF PERIOD
                               -----------    ---------------  -----------------   -------------    -------------     ---------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1999                    $11.40           $ 0.43            $ 0.10            $(0.43)          $(0.40)          $11.10
           1998                     11.22             0.44              0.50             (0.44)           (0.32)           11.40
           1997                     11.10             0.44              0.33             (0.44)           (0.21)           11.22
           1996                     11.28             0.45              0.19             (0.45)           (0.37)           11.10
           1995                     10.68             0.46              0.60             (0.46)           --               11.28
Investor Shares
           1999                    $11.41           $ 0.38            $ 0.11            $(0.38)          $(0.40)          $11.12
           1998                     11.24             0.39              0.49             (0.39)           (0.32)           11.41
           1997                     11.12             0.40              0.33             (0.40)           (0.21)           11.24
           1996                     11.30             0.41              0.19             (0.41)           (0.37)           11.12
           1995                     10.69             0.42              0.61             (0.42)           --               11.30
Flex Shares
           1999                    $11.40           $ 0.33            $ 0.10            $(0.33)          $(0.40)          $11.10
           1998                     11.23             0.33              0.49             (0.33)           (0.32)           11.40
           1997                     11.11             0.35              0.33             (0.35)           (0.21)           11.23
           1996(1)                  11.30             0.37              0.18             (0.37)           (0.37)           11.11
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1999                    $10.12           $ 0.54            $(0.06)           $(0.54)          $(0.12)          $ 9.94
           1998                     10.02             0.58              0.11             (0.58)           (0.01)           10.12
           1997                      9.99             0.58              0.04             (0.58)           (0.01)           10.02
           1996                     10.11             0.62             (0.14)            (0.60)           --                9.99
           1995(2)                  10.00             0.58              0.13             (0.60)           --               10.11
Investor Shares
           1999                    $10.11           $ 0.51            $(0.06)           $(0.51)          $(0.12)          $ 9.93
           1998                     10.00             0.56              0.12             (0.56)           (0.01)           10.11
           1997                      9.97             0.56              0.04             (0.56)           (0.01)           10.00
           1996                     10.11             0.60             (0.14)            (0.60)           --                9.97
           1995(3)                   9.98             0.58              0.13             (0.58)           --               10.11
Flex Shares
           1999                    $10.12           $ 0.48            $(0.06)           $(0.48)          $(0.12)          $ 9.94
           1998                     10.02             0.52              0.11             (0.52)           (0.01)           10.12
           1997                      9.99             0.52              0.04             (0.52)           (0.01)           10.02
           1996(4)                  10.14             0.55             (0.15)            (0.55)           --                9.99

MARYLAND MUNICIPAL BOND FUND (A)

Trust Shares
           1999(5)                 $10.22           $ 0.20            $(0.15)           $(0.20)          $(0.01)          $10.06
           For the years ended November 30:
           1998                      9.95             0.42              0.27             (0.42)           --               10.22
           1997                      9.76             0.43              0.19             (0.43)           --                9.95
           1996(6)                  10.00             0.31             (0.24)            (0.31)           --                9.76
Flex Shares
           1999                    $10.24           $ 0.15            $(0.15)           $(0.15)          $(0.01)          $10.08
           For the years ended November 30:
           1998                      9.96             0.33              0.28             (0.33)           --               10.24
           1997                      9.76             0.34              0.20             (0.34)           --                9.96
           1996(7)                   9.53             0.20              0.23             (0.20)           --                9.76
SHORT-TERM BOND FUND
Trust Shares
           1999                    $10.05           $ 0.51            $(0.10)           $(0.52)          $(0.03)          $ 9.91
           1998                      9.90             0.55              0.16             (0.55)           (0.01)           10.05
           1997                      9.86             0.53              0.07             (0.53)           (0.03)            9.90
           1996                      9.98             0.54             (0.10)            (0.54)           (0.02)            9.86
           1995                      9.79             0.53              0.19             (0.53)           --                9.98
Investor Shares
           1999                    $10.07           $ 0.49            $(0.10)           $(0.50)          $(0.03)          $ 9.93
           1998                      9.91             0.53              0.17             (0.53)           (0.01)           10.07
           1997                      9.88             0.51              0.06             (0.51)           (0.03)            9.91
           1996                     10.01             0.52             (0.10)            (0.53)           (0.02)            9.88
           1995                      9.81             0.51              0.19             (0.50)           --               10.01
Flex Shares
           1999                    $10.07           $ 0.47            $(0.11)           $(0.47)          $(0.03)          $ 9.93
           1998                      9.91             0.50              0.17             (0.50)           (0.01)           10.07
           1997                      9.88             0.48              0.06             (0.48)           (0.03)            9.91
           1996(8)                  10.02             0.47             (0.12)            (0.47)           (0.02)            9.88






                                                                                                      RATIO OF
                                                             NET ASSETS          RATIO OF           NET INVESTMENT
                                               TOTAL           END OF           EXPENSES TO        INCOME (LOSS) TO
                                            RETURN (+)      PERIOD (000)    AVERAGE NET ASSETS    AVERAGE NET ASSETS
                                            ----------      ------------    ------------------    ------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1999                                4.67%        $  154,123               0.77%              3.75%
           1998                                8.57            146,606               0.76               3.83
           1997                                7.13            139,144               0.75               3.96
           1996                                5.82            124,507               0.75               4.01
           1995                               10.21             78,208               0.75               4.34
Investor Shares
           1999                                4.35%        $   25,195               1.17%              3.36%
           1998                                8.05             28,159               1.16               3.43
           1997                                6.69             31,857               1.15               3.56
           1996                                5.40             37,427               1.15               3.61
           1995                                9.91             41,693               1.15               3.88
Flex Shares
           1999                                3.78%        $   16,518               1.65%              2.86%
           1998                                7.50              8,399               1.64               2.95
           1997                                6.19              4,681               1.63               3.08
           1996(1)                             4.91              5,536               1.63               3.12
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1999                                4.75%        $  135,256               0.67%              5.28%
           1998                                7.12            137,488               0.66               5.75
           1997                                6.43            123,903               0.65               5.81
           1996                                4.84             73,370               0.65               6.04
           1995(2)                             7.50             41,823               0.65               6.43
Investor Shares
           1999                                4.47%         $   2,214               0.92%              5.03%
           1998                                6.95              2,705               0.91               5.50
           1997                                6.17              2,426               0.90               5.55
           1996                                4.59              2,512               0.90               5.75
           1995(3)                             7.45                623               0.90               6.27
Flex Shares
           1999                                4.14%         $   2,119               1.27%              4.69%
           1998                                6.49              1,543               1.26               5.16
           1997                                5.80              1,409               1.25               5.20
           1996(4)                             4.10              1,349               1.25               5.38

MARYLAND MUNICIPAL BOND FUND (A)

Trust Shares
           1999(5)                             0.48%        $   29,658               0.70%              3.83%
           For the years ended November 30:
           1998                                7.03             19,115               0.62               4.11
           1997                                6.50             11,461               0.63               4.38
           1996(6)                             1.07              5,808               0.71               4.30
Flex Shares
           1999                                0.05%         $   7,723               1.59%              2.94%
           For the years ended November 30:
           1998                                6.17              3,246               1.57               3.16
           1997                                5.64                561               1.54               3.43
           1996(7)                             7.67                113               1.55               3.42
SHORT-TERM BOND FUND
Trust Shares
           1999                                4.06%        $  209,904               0.67%              5.12%
           1998                                7.31            120,422               0.66               5.47
           1997                                6.30             89,701               0.65               5.37
           1996                                4.45             91,156               0.65               5.39
           1995                                7.60             60,952               0.65               5.49
Investor Shares
           1999                                3.88%         $   1,825               0.87%              4.92%
           1998                                7.19              1,949               0.86               5.27
           1997                                5.97              2,182               0.85               5.16
           1996                                4.23              2,700               0.85               5.20
           1995                                7.44              2,609               0.85               5.24
Flex Shares
           1999                                3.50%         $   2,341               1.22%              4.55%
           1998                                6.84              2,110               1.21               4.93
           1997                                5.62              1,073               1.20               4.82
           1996(8)                             3.73                966               1.20               4.77







                                               EXPENSES TO        INCOME (LOSS) TO
                                            AVERAGE NET ASSETS    AVERAGE NET ASSETS     PORTFOLIO
                                            (EXCLUDING WAIVERS    (EXCLUDING WAIVERS     TURNOVER
                                            AND REIMBURSEMENTS)   AND REIMBURSEMENTS)      RATE
                                            -------------------   -------------------    ---------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           1999                                    0.87%                 3.65%            224%
           1998                                    0.88                  3.71             378
           1997                                    0.86                  3.85             489
           1996                                    0.89                  3.87             514
           1995                                    0.91                  4.18             592
Investor Shares
           1999                                    1.32%                 3.21%            224%
           1998                                    1.43                  3.16             378
           1997                                    1.38                  3.33             489
           1996                                    1.42                  3.34             514
           1995                                    1.43                  3.60             592
Flex Shares
           1999                                    2.03%                 2.48%            224%
           1998                                    2.10                  2.49             378
           1997                                    2.15                  2.56             489
           1996(1)                                 2.25                  2.50             514
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           1999                                    0.77%                 5.18%            379%
           1998                                    0.77                  5.64             163
           1997                                    0.78                  5.68             133
           1996                                    0.84                  5.85              83
           1995(2)                                 0.93                  6.15              68
Investor Shares
           1999                                    1.52%                 4.43%            379%
           1998                                    1.51                  4.90             163
           1997                                    1.48                  4.97             133
           1996                                    2.25                  4.40              83
           1995(3)                                 7.74                 (0.57)             68
Flex Shares
           1999                                    2.42%                 3.54%            379%
           1998                                    2.72                  3.70             163
           1997                                    2.66                  3.79             133
           1996(4)                                 3.59                  3.04              83

MARYLAND MUNICIPAL BOND FUND (A)

Trust Shares
           1999(5)                                 1.37%                 3.16%             19%
           For the years ended November 30:
           1998                                    1.15                  3.58              12
           1997                                    1.16                  3.85               5
           1996(6)                                 1.36                  3.65               9
Flex Shares
           1999                                    1.98%                 2.55%             19%
           For the years ended November 30:
           1998                                    1.96                  2.77              12
           1997                                    2.00                  2.97               5
           1996(7)                                 2.20                  2.77               9
SHORT-TERM BOND FUND
Trust Shares
           1999                                    0.77%                 5.02%            108%
           1998                                    0.79                  5.34              87
           1997                                    0.78                  5.24             118
           1996                                    0.81                  5.23             163
           1995                                    0.85                  5.29             200
Investor Shares
           1999                                    1.59%                 4.20%            108%
           1998                                    1.71                  4.42              87
           1997                                    1.58                  4.43             118
           1996                                    1.72                  4.33             163
           1995                                    1.56                  4.53             200
Flex Shares
           1999                                    2.33%                 3.44%            108%
           1998                                    2.85                  3.29              87
           1997                                    3.02                  3.00             118
           1996(8)                                 4.06                  1.91             163



    Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.

(1) Commenced operations on June 1, 1995. All ratios for the period have been annualized.

(2) Commenced operations on June 7, 1994. All ratios for the period have been annualized.

(3) Commended operations on July 17, 1994. All ratios for the period have been annualized.

(4) Commended operations on June 7, 1995. All ratios for the period have been annualized.

(5) For the six month period ended May 31, 1999. All ratios for the period have been annualized.

(6) Commenced operations on March 1, 1996. All ratios for the period have been annualized.

(7) Commenced operations on April 25, 1996. All ratios for the period have been annualized.
(8) Commenced operations on June 20, 1995. All ratios for the period have been annualized.
(A) On May 24, 1999, the Crestar Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The Crestar Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                                         66 & 67

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE INDICATED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS





                               NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                  VALUE             NET         UNREALIZED GAINS      FROM NET       DISTRIBUTIONS    NET ASSET
                                BEGINNING       INVESTMENT          (LOSSES)         INVESTMENT      FROM REALIZED    VALUE END
                                OF PERIOD      INCOME (LOSS)     ON INVESTMENTS        INCOME        CAPITAL GAINS    OF PERIOD
                               -----------    --------------    ----------------    -------------    -------------    ---------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1999                    $ 9.97           $ 0.47             $(0.02)            $(0.47)        $ --             $ 9.95
           1998                      9.88             0.51               0.10              (0.52)          --               9.97
           1997                      9.84             0.51               0.04              (0.51)          --               9.88
           1996                      9.93             0.55              (0.09)             (0.55)          --               9.84
           1995                      9.82             0.47               0.11              (0.47)          --               9.93
Investor Shares
           1999                    $ 9.96           $ 0.46             $(0.01)            $(0.46)        $ --             $ 9.95
           1998                      9.88             0.49               0.09              (0.50)          --               9.96
           1997                      9.84             0.50               0.04              (0.50)          --               9.88
           1996                      9.94             0.54              (0.10)             (0.54)          --               9.84
           1995                      9.83             0.46               0.11              (0.46)          --               9.94
Flex Shares
           1999                    $ 9.94           $ 0.44             $(0.02)            $(0.43)        $ --             $ 9.93
           1998                      9.85             0.47               0.10              (0.48)          --               9.94
           1997                      9.82             0.47               0.03              (0.47)          --               9.85
           1996(1)                   9.96             0.48              (0.14)             (0.48)          --               9.82
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1999                    $10.46           $ 0.59             $(0.18)            $(0.59)        $ --             $10.28
           1998                     10.02             0.61               0.44              (0.61)          --              10.46
           1997                      9.91             0.62               0.11              (0.62)          --              10.02
           1996                     10.27             0.62              (0.33)             (0.62)          (0.03)           9.91
           1995(2)                   9.98             0.53               0.29              (0.53)          --              10.27
Investor Shares
           1999                    $10.45           $ 0.54             $(0.17)            $(0.54)        $ --             $10.28
           1998                     10.02             0.57               0.43              (0.57)          --              10.45
           1997                      9.90             0.58               0.12              (0.58)          --              10.02
           1996                     10.26             0.59              (0.33)             (0.59)          (0.03)           9.90
           1995(3)                  10.00             0.56               0.26              (0.56)          --              10.26
Flex Shares
           1999                    $10.46           $ 0.49             $(0.18)            $(0.49)        $ --             $10.28
           1998                     10.02             0.52               0.44              (0.52)          --              10.46
           1997                      9.91             0.53               0.11              (0.53)          --              10.02
           1996(4)                  10.31             0.52              (0.37)             (0.52)          (0.03)           9.91

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)

Trust Shares
           1999(5)                 $10.44           $ 0.21             $(0.17)            $(0.21)         $(0.07)         $10.20
           For years ended November 30:
           1998                     10.31             0.45               0.17              (0.45)          (0.04)          10.44
           1997                     10.22             0.46               0.09              (0.46)          --              10.31
           1996                     10.24             0.42              (0.02)             (0.42)          --              10.22
           1995                      9.21             0.43               1.03              (0.43)          --              10.24
           1994                     10.33             0.44              (1.10)             (0.44)          (0.02)           9.21
Investor Shares
           1999(5)                 $10.45           $ 0.22             $(0.18)            $(0.22)         $(0.07)         $10.20
           For years ended November 30:
           1998                     10.31             0.46               0.17              (0.45)          (0.04)          10.45
           1997                     10.21             0.47               0.09              (0.46)          --              10.31
           1996                     10.23             0.42              (0.02)             (0.42)          --              10.21
           1995                      9.20             0.43               1.03              (0.43)          --              10.23
           1994                     10.32             0.44              (1.10)             (0.44)          (0.02)           9.20

VIRGINIA MUNICIPAL BOND FUND (A)

Trust Shares
           1999(5)                 $10.68           $ 0.22             $(0.19)            $(0.22)         $(0.06)         $10.43
           For years ended November 30:
           1998                     10.44             0.47               0.27              (0.47)          (0.03)          10.68
           1997                     10.28             0.48               0.17              (0.48)          (0.01)          10.44
           1996                     10.40             0.47              (0.12)             (0.47)          --              10.28
           1995(6)                  10.00             0.31               0.44              (0.31)          (0.04)          10.40
Flex Shares
           1999(5)                 $10.73           $ 0.17             $(0.18)            $(0.18)         $(0.06)         $10.48
           For years ended November 30:
           1998                     10.48             0.37               0.28              (0.37)          (0.03)          10.73
           1997                     10.31             0.39               0.18              (0.39)          (0.01)          10.48
           1996                     10.43             0.38              (0.12)             (0.38)          --              10.31
           1995(7)                  10.06             0.24               0.41              (0.24)          (0.04)          10.43


                                                                                      RATIO OF
                                              NET ASSETS          RATIO OF         NET INVESTMENT
                                TOTAL           END OF           EXPENSES TO      INCOME (LOSS) TO
                               TURN (+)      PERIOD (000)    AVERAGE NET ASSETS  AVERAGE NET ASSETS
                               --------      ------------    ------------------  ------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1999                 4.59%       $    56,027             0.67%                4.69%
           1998                 6.30             46,920             0.66                 5.19
           1997                 5.76             21,988             0.65                 5.23
           1996                 4.73             10,149             0.65                 5.56
           1995                 6.11              9,599             0.65                 4.91
Investor Shares
           1999                 4.54%        $    2,799             0.82%                4.54%
           1998                 6.04              3,277             0.81                 5.07
           1997                 5.59              3,921             0.80                 5.05
           1996                 4.52              4,192             0.80                 5.43
           1995                 6.03              7,144             0.80                 4.74
Flex Shares
           1999                 4.32%        $    4,931             1.07%                4.22%
           1998                 5.90              1,413             1.06                 4.81
           1997                 5.19              1,091             1.05                 4.75
           1996(1)              3.72              2,423             1.05                 5.03
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1999                 3.90%       $   102,167             0.77%                5.58%
           1998                10.76             34,899             0.76                 5.93
           1997                 7.54             19,471             0.75                 6.19
           1996                 2.77             10,277             0.75                 6.05
           1995(2)              8.64              3,291             0.75                 6.67
Investor Shares
           1999                 3.56%        $    2,534             1.17%                5.17%
           1998                10.23              3,225             1.16                 5.53
           1997                 7.21              2,243             1.15                 5.76
           1996                 2.47              2,396             1.15                 5.68
           1995(3)              8.61                589             1.15                 6.08
Flex Shares
           1999                 2.99%       $    11,520             1.68%                4.66%
           1998                 9.78              4,022             1.67                 5.02
           1997                 6.57              2,801             1.66                 5.26
           1996(4)              1.42              2,826             1.66                 5.18

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
           1999(5)              0.42%        $  240,083             0.84%                4.12%
           For years ended November
           1998                 6.10            243,606             0.79                 4.33
           1997                 5.55            237,096             0.78                 4.57
           1996                 4.01            243,137             0.78                 4.35
           1995                16.09             43,373             0.72                 4.34
           1994                (6.53)            41,365             0.65                 4.48
Investor Shares
           1999(5)              0.35%         $   7,706             0.79%                4.17%
           For years ended November
           1998                 6.19              7,899             0.79                 4.33
           1997                 5.65              7,826             0.79                 4.56
           1996                 4.01              8,185             0.79                 4.12
           1995                16.10              8,649             0.73                 4.33
           1994                (6.56)             7,481             0.66                 4.47

VIRGINIA MUNICIPAL BOND FUND (A)

Trust Shares
           1999(5)              0.27%        $   31,939             0.76%                4.20%
           For years ended November
           1998                 7.19             29,252             0.69                 4.41
           1997                 6.46             20,044             0.69                 4.65
           1996                 3.48             15,911             0.71                 4.61
           1995(6)              7.67              6,247             0.71                 4.61
Flex Shares
           1999(5)             (0.16)%        $   6,939             1.65%                3.32%
           For years ended November
           1998                 6.24              3,697             1.64                 3.46
           1997                 5.58              1,476             1.60                 3.73
           1996                 2.58                787             1.57                 3.73
           1995(7)              6.51                628             1.57                 3.76



                                    EXPENSES TO        INCOME (LOSS) TO
                                AVERAGE NET ASSETS    AVERAGE NET ASSETS     PORTFOLIO
                                (EXCLUDING WAIVERS    (EXCLUDING WAIVERS     TURNOVER
                                AND REIMBURSEMENTS)   AND REIMBURSEMENTS)      RATE
                                -------------------   -------------------    ---------
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
           1999                         0.78%                 4.58%             57%
           1998                         0.84                  5.01              39
           1997                         0.92                  4.96              93
           1996                         1.00                  5.21              94
           1995                         1.08                  4.48              88
Investor Shares
           1999                         1.34%                 4.02%             57%
           1998                         1.33                  4.55              39
           1997                         1.35                  4.50              93
           1996                         1.32                  4.91              94
           1995                         1.33                  4.21              88
Flex Shares
           1999                         2.25%                 3.04%             57%
           1998                         2.87                  3.00              39
           1997                         2.51                  3.29              93
           1996(1)                      2.97                  3.11              94
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
           1999                         0.88%                 5.47%             19%
           1998                         0.92                  5.77              14
           1997                         1.02                  5.92              21
           1996                         1.25                  5.55              83
           1995(2)                      3.33                  4.09              30
Investor Shares
           1999                         1.60%                 4.74%             19%
           1998                         1.76                  4.93              14
           1997                         1.79                  5.12              21
           1996                         2.50                  4.33              83
           1995(3)                      6.84                  0.39              30
Flex Shares
           1999                         2.08%                 4.26%             19%
           1998                         2.32                  4.37              14
           1997                         2.42                  4.50              21
           1996(4)                      2.86                  3.98              83

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
           1999(5)                      1.18%                 3.78%             19%
           For years ended Nove
           1998                         0.97                  4.15              24
           1997                         0.93                  4.42              30
           1996                         0.93                  4.20              25
           1995                         0.94                  4.12              28
           1994                         0.77                  4.36              24
Investor Shares
           1999(5)                      0.93%                 4.03%             19%
           For years ended November
           1998                         0.94                  4.18              24
           1997                         0.94                  4.41              30
           1996                         0.94                  3.97              25
           1995                         0.95                  4.11              28
           1994                         0.80                  4.33              24

VIRGINIA MUNICIPAL BOND FUND (A)

Trust Shares
           1999(5)                      1.30%                 3.66%              7%
           For years ended November
           1998                         1.10                  4.00              28
           1997                         1.09                  4.25              39
           1996                         1.11                  4.21              24
           1995(6)                      1.11                  4.21              35
Flex Shares
           1999(5)                      1.91%                 3.06%              7%
           For years ended November
           1998                         1.92                  3.18              28
           1997                         2.00                  3.33              39
           1996                         1.97                  3.33              24
           1995(7)                      1.97                  3.36              35





     Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
(1) Commenced operations on June 22, 1995. All ratios for the period have been annualized.
(2) Commenced operations on July 31, 1994. All ratios for the period have been annualized.
(3) Commenced operations on June 9, 1994. All ratios for the period have been annualized.
(4) Commenced operations on June 7, 1995. All ratios for the period have been annualized.
(5) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(6) Commenced operations on April 5, 1995. All ratios for the period have been annualized.
(7) Commenced operations on April 17, 1995. All ratios for the period have been annualized.
(A) On May 24, 1999, the Crestar Virginia Intermediate Bond and the Crestar Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Bond and the Virginia Municipal Bond Funds, respectively. The Crestar Virginia Intermediate Bond and the Crestar Virginia Municipal Bond Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                                                         68 & 69

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-four portfolios as of May 31, 1999: the Balanced Fund, the Capital Appreciation Fund (formerly Capital Growth Fund), the Emerging Markets Equity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds" or the "Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Fixed Income Funds. The financial statements of the Equity Funds, the Retail Money Market Funds and the Institutional Money Market Funds are not presented herein, but are presented separately.

On February 17, 1999 and February 22, 1999, respectively, the Board of Trustees of the STI Classic Funds Inc. and Board of Directors of the CrestFunds Inc. ("CrestFunds") approved an Agreement and Plan of
Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the CrestFunds in exchange for the issuance of shares in the Funds in a tax-free reorganization (see Note 8).

2. Significant Accounting Policies:


The following is a summary of significant accounting policies followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 8, the STI Classic Funds acquired certain Crestar Funds in a tax-free business combination. While each Fund now exists as a STI Classic Fund, a number of the surviving funds for accounting purposes are Crestar Funds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights presented reflect periods beginning on the first day of the accounting survivor's fiscal year.

     SECURITY VALUATION -- Investment securities held by the Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the coun

--------------------------------------------------------------------------------




     terparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each fund is calculated each business day, by dividing the total value of each fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Investment Grade Bond, the Investment Grade Tax-Exempt Bond, the U.S. Government Securities, and the Virginia Intermediate Municipal Bond Funds is equal to the net asset value per share plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     OTHER -- Expenses that are directly related to a specific fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income for each of the Fixed Income Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes related to the other funds, has been reclassified to/from the following accounts:

                                             ACCUMULATED  UNDISTRIBUTED
                                     PAID-IN  REALIZED    NET INVESTMENT
                                     CAPITAL GAIN (LOSS)  INCOME (LOSS)
                                      (000)     (000)        (000)

Florida Tax-Exempt Bond Fund          $--      $   5      $  (5)
Investment Grade Bond Fund            236       (162)       (74)
Investment Grade Tax-Exempt
  Bond Fund                            --         (3)         3
Limited-Term Federal Mortgage
  Securities Fund                      --          3         (3)
Maryland Municipal Bond Fund           (3)        --          3
Short-Term Bond Fund                  (25)       144       (119)
U.S. Government Securities Fund        (9)        (2)        11
Virginia Intermediate Municipal
  Bond Fund                           (20)        --         20
Virginia Municipal Bond Fund           (3)        --          3

     These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



3. Organization Costs and Transactions with Affiliates:


In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized over a period of 60 months. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration, Transfer Agency Servicing and Distribution Agreements:


The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 23, 1999, administrative and accounting services were provided to the CrestFunds by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the CrestFunds. The Administrator had voluntarily agreed to waive a portion of its fee for Government Bond Fund and Virginia Municipal Bond Fund in order to limit operating expenses.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

Prior to May 23, 1999, the Distributor, a wholly owned subsidiary of SEI Investments Co., served as distributor of each of the CrestFunds shares pursuant to an agreement with the CrestFunds. The Trust Class and Investors Class A shares of the CrestFunds had a separate distribution plan (the 12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the 12b-1 Plan, the Trust Class and Investors Class A shares of the CrestFunds paid the Distributor as compensation for its services .15% of the aggregate average daily net assets of such classes of the CrestFunds. The Distributor had voluntarily agreed to waive any fees payable pursuant to the 12b-1 Plan. Additionally, the Investors Class B Shares of the CrestFunds had a distribution plan (the B Shares Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the B Shares Plan, the Investors Class B Shares of the CrestFunds paid the Distributor as compensation for its services .75% of the aggregate average daily net assets of such class of the CrestFunds. In addition, pursuant to the B Shares Plan, the Distributor was compensated at an annual rate of .25% of the B shares' average net assets for providing ongoing shareholder support services to investors in B shares. The Distributor had agreed to waive the portion of its fees pursuant to the B Shares Plan in order to limit distribution fees to .95% for each of the CrestFunds.


Prior to May 23, 1999, the CrestFunds had adopted a shareholder service plan (the "Plan") for Trust Class Shares of the Limited Term Bond Fund, Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund. Under the Plan, the CrestFunds paid the Distributor a negotiated fee at a rate of up to
 .25% annually of the average daily net assets of such Fund attributable to the shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services. The Distributor had agreed to waive a portion of its shareholder service plan for trust class shares in order to limit shareholder service fees to .05%.


5. Investment Advisory and Custodian Agreements:


The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco") and the SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992, June 15, 1993, and December 20, 1993 respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

--------------------------------------------------------------------------------





                                                              MAXIMUM
                                                              FLEX
                                                              SHARE
                                        MAXIMUM               DISTRI-
                     MAXIMUM   TRUST   INVESTOR      INVESTOR BUTION     FLEX
                     ANNUAL    SHARE     SHARE       SHARE    AND        SHARE
                    ADVISORY  MAXIMUM   DISTRI-      MAXIMUM  SERVICE    MAXIMUM
                       FEE    EXPENSE  BUTION FEE    EXPENSE  FEE        EXPENSE
                    --------  -------  ----------    -------  --------   -------
TRUSCO:
Maryland
 Municipal Bond
 Fund               .65%       .68%       --          --         1.00%      1.59%
Short-Term Bond
 Fund               .65%       .67%       .23%        .87%       1.00%      1.22%
Short-Term U.S.
 Treasury
 Securities
 Fund               .65%       .67%       .18%        .82%       1.00%      1.07%
U.S. Government
 Securities
 Fund               .74%       .77%       .38%       1.17%       1.00%      1.68%
Virginia
 Intermediate
 Municipal
 Bond Fund          .65%       .76%       .15%        .79%        --         --
Virginia
 Municipal
 Bond Fund    .     .65%       .74%        --          --        1.00%      1.65%

STI CAPITAL MANAGEMENT, N.A.:
Florida
 Tax-Exempt
 Bond Fund          .65%       .67%       .18%        .87%       1.00%      1.37%
Investment
 Grade Bond
 Fund               .74%       .77%       .43%       1.17%       1.00%      1.66%
Investment
 Grade
 Tax-Exempt
 Bond Fund          .74%       .77%       .43%       1.17%       1.00%      1.65%
Limited-Term
 Federal Mortgage
 Securities
 Fund               .65%       .67%       .23%        .92%       1.00%      1.27%

SUNTRUST BANK, ATLANTA:
Georgia
 Tax-Exempt
 Bond Fund          .65%       .67%       .18%        .87%       1.00%      1.37%

The investment advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 24, 1999 Crestar Asset Management Company ("CAMCO") provided Investment Advisory services to the CrestFunds. CAMCO was paid for advisory services at an annual rate of .50% of average daily net assets for the Limited Term Bond Fund and Virginia Intermediate Municipal Bond Fund, and .60% of average daily net assets for the Intermediate Bond Fund, Government Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all of the funds. Fees of the Custodian are paid on the basis of net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the funds.

6. Investment Transactions:


The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended May 31, 1999, were as follows:

                                                PURCHASES   SALES
                                                  (000)     (000)
                                             --------------------
Florida Tax-Exempt Bond Fund                  $109,044  $  84,195
Georgia Tax-Exempt Bond Fund                   41,881       9,957
Investment Grade Bond Fund                    790,041     501,981
Investment Grade Tax-Exempt Bond Fund         384,981     392,218
 Limited-Term Federal Mortgage
   Securities Fund                               --          --
Maryland Municipal Bond Fund                    4,476       3,679
Short-Term Bond Fund                           78,478      58,853
Short-Term U.S. Treasury Securities Fund         --          --
U.S. Government Securities Fund                  --          --
Virginia Intermediate Municipal Bond Fund      50,485      46,578
Virginia Municipal Bond Fund                    4,270       2,217

The cost of purchases and proceeds from sales of U.S. Government Securities were:

                                                PURCHASES      SALES
                                                  (000)        (000)
                                                ---------------------
Florida Tax-Exempt Bond Fund                  $     --       $     --
Georgia Tax-Exempt Bond Fund                        --             --
Investment Grade Bond Fund                     1,453,066      1,342,296
Investment Grade Tax-Exempt Bond Fund               --             --
Limited-Term Federal Mortgage
  Securities Fund                                537,297        532,443
Maryland Municipal Bond Fund                        --             --
Short-Term Bond Fund                              81,928         74,867
Short-Term U.S. Treasury Securities Fund          38,693         29,515
U.S. Government Securities Fund                   25,478          9,512
Virginia Intermediate Municipal Bond Fund           --             --
Virginia Municipal Bond Fund                        --             --

The Investment Grade Bond and U.S. Government Securities Funds had cumulative wash sales for the fiscal year ended May 31, 1999 amounting to $1,727,191 and 169,083, respectively. These wash sales cannot be used in the current year for federal income tax purposes, therefore they are deferred.

NOTES TO FINANCIAL STATEMENTS   (concluded)
--------------------------------------------------------------------------------

STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



At May 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.The aggregate gross unrealized appreciation anddepreciation for securities held by the funds at May 31, 1999, were as follows:

                                        AGGREGATE      AGGREGATE         NET
                                          GROSS          GROSS        UNREALIZED
                                       UNREALIZED      UNREALIZED     APPRECIATION/
                                      APPRECIATION     DEPRECIATION   DEPRECIATION

Florida Tax-Exempt Bond Fund              $2,225          (936)     $  1,289
Georgia Tax-Exempt Bond Fund               1,675          (652)        1,023
Investment Grade Bond Fund                 9,705       (16,585)       (6,880)
Investment Grade Tax-Exempt
  Bond Fund                                  957        (1,537)         (580)
Limited-Term Federal Mortgage
  Securities Fund                            357          (508)         (152)
Maryland Municipal Bond Fund                 327           (72)         (255)
Short-Term Bond Fund                         316        (1,779)       (1,463)
Short-Term U.S. Treasury
  Securities Fund                            111          (318)         (207)
U.S. Government Securities Fund 618       (1,686)       (1,068)
Virginia Intermediate Municipal
  Bond Fund                                6,524        (1,455)        5,069
Virginia Municipal Bond Fund                 615          (255)          360



Subsequent to October 31, 1998, the Funds recognized net capital losses for tax purposes that have been deferred to 1999 and can be used to offset future capital gains at May 31, 1999. The Funds also had capital loss carryforwards at May 31, 1999 as follows:

                                                                                                 POST
           CARRYOVER       EXPIRES  EXPIRES   EXPIRES      EXPIRES    EXPIRES      EXPIRES     10/31
            5/31/99         2002     2003       2004        2005        2006        2007      DEFERRED
             (000)          (000)    (000)      (000)       (000)      (000)        (000)       LOSS
Investment
 Grade Bond
 Fund           $3,656     $ --       $ --       $ --       $ --       $3,029         $ --       $7,178
Maryland
 Municipal
 Bond
 Fund               --        --        --         --         --       --               19         --
Short-Term
 Bond
 Fund            2,899        528        254        555        284      1,134           --         --
U.S.
 Government
 Securities
 Fund              797       --         --         --         --          792           --         --

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.


7. Concentration of Credit Risk:

The Investment Grade Bond Fund and the Short-Term Bond Fund invest primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's or, if not rated, are determined by the investment advisor to be of comparable quality. The Investment Grade Tax-Exempt Fund invests primarily in investment grade municipal securities. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; SP-1, SP-2 or MIG-1, MIG-2 in the case of notes; A-1, A-2 or P-1, P-2 in the case of commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The Short-Term U.S. Treasury Securities Fund invests exclusively in obligations issued by the U.S. Treasury with a maximum remaining maturity of 3 years or less. The Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, the Maryland Municipal Bond Fund, the Virginia Intermediate Municipal Bond Fund, and the Virginia Municipal Bond Fund invest primarily in municipal bonds concentrated in each of their respective states. Municipal securities must be rated BBB or better by S&P or Baa or better by Moody's in the case of bonds; A-1, A-2 or P-1, P-2 in the case of tax-exempt commercial paper; and VMIG-1, VMIG-2 in the case of variable rate demand obligations. The U.S. Government Securities Fund invests primarily in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities. The Limited-Term Federal Mortgage Securities Fund invests in mortgage related securities issued or guaranteed by U.S. Government agencies. Up to 35% of the U.S. Government Securities Fund and the Limited-Term Federal Mortgage Securities Fund may be invested in corporate, or government bonds that carry a rating of BBB or better by S&P or Baa or better by Moody's. The ability of the issuers of the securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region, or by changing business conditions.

8. CrestFunds Merger


The Board of Directors and shareholders of the CrestFunds approved a reorganization of the CrestFunds into STI Classic Funds which took place at the close of business on May 17, 1999 (May 24, 1999 for Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund, and Virginia Municipal Bond
Fund)

-------------------------------------------------------------------------------




The following table summarizes certain relevant information of the Funds prior to and immediately after the business combinations on May 17, 1999 and May 24, 1999 and is unaudited:





                                              OUTSTANDING   UNREALIZED
                                               ON MERGER    APPRECIATION
CRESTFUNDS                                       DATE     (DEPRECIATION)
 Intermediate Bond
   Trust Shares                               $32,817,534     $(3,403,150)
   Investor Class A                               248,950         (67,865)
   Investor Class B                                  --              --
 Limited Term Bond
   Trust Shares                                 7,494,047          31,650
   Investor Class A                                  --              --
   Investor Class B                                  --              --
 Government Bond
   Trust Shares                                 5,608,897        (698,071)
   Investor Class A                                  --              --
   Investor Class B                                  --              --
 Maryland Municipal Bond (1)
   Trust Shares                                 2,941,190         305,068
   Investor Class A                               764,740         (31,446)
 Virginia Intermediate Municipal Bond (1)
   Trust Shares                                23,538,137       5,880,351
   Investor Class B                               753,539          76,972
 Virginia Municipal Bond (1)
   Trust Shares                                 3,019,996         511,586
   Investor Class B                               647,089         (13,152)


                                                                                      SHARES ISSUED    NET ASSETS      NAV
                                                                                          IN BUSINESS         AFTER       PER
                                                                STI CLASSIC FUND      COMBINATION      COMBINATION     SHARE
Investment Grade Bond (1)
  Trust Shares              $30,232,924    $1,152,435,532    $10.40
  Investor Shares               229,458       35,442,645      10.40
  Flex Shares                        --       25,684,095      10.41
Short-Term Bond (1)
  Trust Shares                7,307,720      209,577,527       9.96
  Investor Shares                    --        1,817,569       9.97
  Flex Shares                        --        2,447,180       9.98
U.S. Government Securities (1)
  Trust Shares                5,438,788      101,799,419      10.32
  Investor Shares                    --        2,563,370      10.31
  Flex Shares                        --       11,288,553      10.32
Maryland Municipal Bond
  Trust Shares                2,941,190       29,603,005      10.06
  Flex Shares                   764,740        7,712,932      10.09
Virginia Intermediate Municipal Bond
  Trust Shares               23,538,137      240,886,726      10.23
  Investor Shares               753,539        7,715,363      10.24
Virginia Municipal Bond
  Trust Shares                3,019,996       31,617,660      10.47
  Flex Shares                   647,089        6,805,221      10.52




(1) Represents the accounting survivor in this business combination.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

                                    STI CLASSIC FIXED INCOME FUNDS  MAY 31, 1999



To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Investment Grade Bond, Limited-Term Federal Mortgage Securities, Maryland Municipal Bond, Short-Term Bond, Short-Term U.S. Treasury Securities, U.S. Government Securities, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds and the statement of assets and liabilities, including the schedule of investments, of the Investment Grade Tax-Exempt Bond Fund of STI Classic Funds (the "Trust") as of May 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations for the year ended November 30, 1998, statements of changes for the years ended November 30, 1998 and November 30, 1997, and financial highlights for the periods prior to May 31, 1999, for the Maryland Municipal Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds were audited by other auditors whose report dated January 15, 1999, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Investment Grade Bond, Investment Grade Tax-Exempt Bond, Limited-Term Federal Mortgage Securities, Maryland Municipal Bond, Short-Term Bond, Short-Term U.S. Treasury Securities, U.S. Government Securities, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds, of STI Classic Funds as of May 31, 1999, the results of their operations, changes in their net assets, and financial highlights for each of the periods described in the first paragraph above, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP


Philadelphia, Pennsylvania

July 23, 1999

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------

                           STI CLASSIC FIXED INCOME FUNDS MAY 31, 1999 UNAUDITED



For shareholders that do not have a May 31, 1999 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1999 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1999, each portfolio is designating the following items with regard to distributions paid during the year:


                                           LONG TERM
                                          (20% RATE)       ORDINARY
                                         CAPITAL GAINS      INCOME      TAX-EXEMPT       TOTAL
      FUND                               DISTRIBUTIONS   DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS

Investment Grade Tax-Exempt Bond                5.16%          43.80%        51.04%      100.00%
Investment Grade Bond                          10.72%          89.28%         0.00%      100.00%
Florida Tax-Exempt Bond                         5.35%          15.18%        79.47%      100.00%
Georgia Tax-Exempt Bond                         4.38%           1.65%        93.97%      100.00%
Short-Term Bond                                 3.62%          96.38%         0.00%      100.00%
Short-Term U.S. Treasury Securities             0.00%         100.00%         0.00%      100.00%
Limited-Term Federal Mortgage Securities        1.66%          98.34%         0.00%      100.00%
U.S. Government Securities                      0.00%         100.00%         0.00%      100.00%
Virginia Intermediate Municipal Bond           24.00%           2.00%        74.00%      100.00%
Virginia Municipal Bond                        16.00%           4.00%        80.00%      100.00%
Maryland Municipal Bond                         6.00%           2.00%        92.00%      100.00%

NOTES

NOTES

NOTES

                                 INVESTMENT ADVISORS
                            STI Capital Management, N.A.
                           Trusco Capital Management, Inc.
                               SunTrust Bank, Atlanta

                           STI Classic Funds are not deposits,
                           are not insured or guaranteed by the
                           FDIC or any other government agency,
                           and are not endorsed by and do not
                           constitute obligations of SunTrust
                           Banks, Inc. or any other of its
                           affiliates. Investment in the Funds
                           involves risk, including the possible
                           loss of principal. There is no
                           guarantee that any STI Classic Fund
                           will achieve its investment objective.
                           The STI Classic Funds are advised by
                           affiliates of SunTrust Banks, Inc.


                                     DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                 a current prospectus for each Fund described.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999

BALANCED FUND


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (56.1%)
BASIC MATERIALS (1.2%)
   Air Products & Chemicals            75,200       $ 3,083
   Morton International                22,200           866
                                                  ----------
                                                      3,949
                                                  ----------
CAPITAL GOODS (6.8%)
   Allied Waste Industries*            36,100           672
   Browning Ferris Industries           3,000           124
   General Electric                    75,500         7,677
   Honeywell                           20,800         1,968
   Lockheed Martin                     14,700           594
   Maytag                               6,200           437
   Raytheon , Cl B                      4,100           279
   Republic Services, Cl A*            39,800           935
   Tenneco                              3,000            70
   Textron                              7,300           650
   Tyco International                  51,659         4,514
   United Technologies                 34,000         2,110
   Waste Management*                   62,161         3,287
                                                  ----------
                                                     23,317
                                                  ----------
COMMUNICATION SERVICES (2.4%)
   Airtouch Communications*             4,900           492
   AT&T                                26,284         1,459
   Centurytel                          43,100         1,651
   Fox Entertainment Group, Cl A*      16,900           431
   GTE                                 24,600         1,551
   MCI WorldCom*                       19,543         1,688
   Nextel Communications, Cl A*           500            18
   Nokia, Cl A ADR                     12,200           866
                                                  ----------
                                                      8,156
                                                  ----------
CONSUMER CYCLICALS (11.9%)
   Bed Bath & Beyond*                     500            17
   Carnival                            60,600         2,485
   Cendant*                            88,358         1,629
   Comcast*                             5,400           477
   Costco*                             45,700         3,313
   CVS                                 63,400         2,916
   Dayton Hudson                       19,900         1,254
   Dollar General                       1,625            43
   Federated Department Stores*         8,900           485
   Gannett                             20,800         1,503
   Hasbro                              47,200         1,351
   Home Depot                           7,800           444
   Interpublic Group                   12,500           947
   Kroger*                             53,800         3,151
   Lear*                               27,900         1,372
   Lowe's Companies                    83,500         4,337
   Masco                              106,300         3,036
   Mattel                              51,900         1,372

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   New York Times, Cl A                22,200        $  758
   Office Depot*                      141,350         2,951
   Promus Hotel*                       11,700           292
   Royal Caribbean Cruises              2,700           106
   Saks*                               43,300         1,196
   SPX*                                 9,100           706
   Starwood Hotels and Resorts*        17,655           578
   Tandy                               35,000         2,887
   United Rentals*                     25,400           762
   Young & Rubicam*                     4,300           162
                                                  ----------
                                                     40,530
                                                  ----------
CONSUMER STAPLES (5.6%)
   American Stores                     15,200           502
   Anheuser Busch                       6,500           475
   Avon Products                       25,600         1,266
   Clorox                              12,500         1,262
   Coca Cola                           11,200           406
   ConAgra                             16,600           433
   Flowers Industries                  18,500           412
   Fort James                          19,200           703
   Gillette                             1,200            61
   McDonald's                          13,900           535
   Newell Rubbermaid                    3,200           130
   Pepsi Bottling Group*               25,700           596
   PepsiCo                             42,800         1,533
   Philip Morris                       12,600           486
   Procter & Gamble                    10,200           952
   Ralston Purina                      45,500         1,240
   Rite Aid                            77,700         1,942
   Safeway*                            29,500         1,372
   Sara Lee                            75,400         1,810
   Seagram                              4,400           229
   Unilever NV*                         4,721           308
   US Foodservice*                     31,380         1,396
   Viacom, Cl B*                       23,200           893
                                                  ----------
                                                     18,942
                                                  ----------
ENERGY (1.9%)
   Anadarko Petroleum                  13,400           502
   Atlantic Richfield                   8,700           728
   Halliburton                         20,900           865
   Mobil                                6,400           648
   Niagara Mohawk Holdings*            17,700           263
   Texaco                              31,400         2,057
   Union Pacific Resources Group       20,822           290
   Unocal                              25,100           998
                                                  ----------
                                                      6,351
                                                  ----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (8.0%)
   Ace Ltd                             21,700      $    662
   Allstate                            11,800           430
   American International Group        17,883         2,044
   Associates First Capital            25,500         1,046
   Bank of America                     28,831         1,865
   Bank of New York                    11,900           425
   Bank One                            26,789         1,515
   Bank United, Cl A                   11,300           468
   BankBoston                          27,600         1,308
   Citigroup                            5,200           345
   CMAC Investment                      4,000           202
   Compass Bancshares                  18,550           549
   Conseco                             46,000         1,406
   Cullen/Frost Bankers                 1,400            79
   Fannie Mae                           1,500           102
   First Security                      27,600           523
   Freddie Mac                         14,300           834
   Hartford Life, Cl A                  2,900           138
   Household International             41,699         1,809
   Mellon Bank                         74,900         2,673
   Merchantile Bancorp                  3,200           187
   Merrill Lynch                       10,000           840
   North Fork Bancorporation           20,300           433
   PNC Bank                            29,100         1,666
   Providian Financial                  3,900           374
   Torchmark                           42,700         1,425
   U.S. Bancorp                        22,500           731
   UnionBanCal                         14,900           551
   Unum                                18,400           990
   Washington Mutual                   39,676         1,515
                                                  ----------
                                                     27,135
                                                  ----------
HEALTH CARE (7.2%)
   Abbott Laboratories                 52,900         2,390
   Alza, Cl A*                         24,900           889
   American Home Products              24,700         1,423
   Baxter International                30,400         1,963
   Becton Dickinson                    25,000           969
   Bristol-Myers Squibb                41,900         2,875
   Cardinal Health                     26,265         1,586
   Eli Lilly                           20,000         1,429
   Forest Laboratories*                13,100           624
   Health Management Associates,
     Cl A*                             20,100           261
   Healthsouth*                        47,528           636
   Johnson & Johnson                    3,400           315
   Medtronic                           11,294           802
   Merck                               56,000         3,780
   Schering Plough                     13,300           599
   Tenet Healthcare*                   37,000           907

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE--CONTINUED
   Warner Lambert                      47,700       $ 2,957
   Watson Pharmaceuticals*              7,100           272
                                                  ----------
                                                     24,677
                                                  ----------
TECHNOLOGY (10.5%)
   3Com*                                9,400           257
   Analog Devices*                     21,500           826
   Ascend Communications*              19,800         1,835
   BMC Software*                        4,200           208
   Ceridian*                           70,600         2,330
   Cisco Systems*                      37,300         4,066
   Compaq Computer                     20,900           495
   Computer Sciences*                  13,000           841
   EMC*                                21,900         2,182
   Hewlett Packard                     21,700         2,047
   IBM                                 58,200         6,769
   Intel                               26,900         1,454
   Lucent Technologies                  6,916           393
   Microsoft*                          63,100         5,091
   Networks Associates*                36,386           534
   Nortel Networks                     17,700         1,328
   Sun Microsystems*                   29,100         1,739
   Texas Instruments                   12,800         1,400
   Xerox                               37,200         2,090
                                                  ----------
                                                     35,885
                                                  ----------
TRANSPORTATION (0.6%)
   AMR*                                 4,300           280
   Burlington Northern Santa Fe        23,700           735
   Delta Air Lines                     13,100           752
   Trans World Air*                     4,100           146
                                                  ----------
                                                      1,913
                                                  ----------
Total Common Stocks
     (Cost $152,557)                                190,855
                                                  ----------
PREFERRED STOCK (0.1%)
FINANCE (0.1%)
   Conseco Financial Trust, CV to
     0.9363 Shares*                    10,000           409
                                                  ----------
Total Preferred Stock
     (Cost $500)                                        409
                                                  ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  MAY 31, 1999



BALANCED FUND--CONCLUDED


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (15.6%)
FINANCE (9.6%)
   Conseco
     6.800%, 06/15/05                 $ 1,800       $ 1,683
     6.400%, 06/15/11                   1,350         1,323
   Countrywide Home Loan,
     Ser F, MTN
     6.510%, 02/11/05                   2,300         2,228
   Donaldson Lufkin
     5.875%, 04/01/02                   2,000         1,968
   Donaldson Lufkin, MTN
     6.150%, 05/04/04                   1,250         1,213
   Finova Capital
     6.250%, 11/01/02                   1,200         1,187
     6.110%, 02/18/03                   2,250         2,213
     6.750%, 03/09/09                     850           831
   Ford Motor Credit
     6.500%, 02/28/02                   2,100         2,113
   Goldman Sachs
     6.650%, 05/15/09                   1,250         1,231
   Great Western Financial
     8.600%, 02/01/02                     800           830
   Household Finance
     5.875%, 02/01/09                   2,300         2,136
   Merrill Lynch, MTN
     5.710%, 01/15/02                   3,000         2,963
   Paine Webber Group, MTN
     6.020%, 04/22/02                   3,000         2,933
   Provident
     7.000%, 07/15/18                   2,550         2,483
   Reliastar Financial
     6.500%, 11/15/08                   2,000         1,910
   Salomon
     7.300%, 05/15/02                   1,750         1,794
   Salomon Smith Barney
     6.250%, 01/15/05                   1,750         1,671
                                                  ----------
                                                     32,710
                                                  ----------
INDUSTRIAL (6.0%)
   AT&T
     6.000%, 03/15/09                   2,250         2,146
     6.500%, 03/15/29                   1,250         1,161
   AT&T Capital, MTN
     6.890%, 01/25/02                   2,750         2,753
   Bausch & Lomb
     6.150%, 08/01/01                   1,200         1,194
     6.750%, 12/15/04                   1,000           979
   Dillards
     6.430%, 08/01/04                   2,700         2,612

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL--CONTINUED
   Ikon Capital, MTN
     6.730%, 06/15/01                 $ 1,000        $  988
   Philip Morris
     7.250%, 09/15/01                   2,100         2,142
     7.500%, 04/01/04                   1,000         1,031
   Sprint Capital
     5.875%, 05/01/04                   2,200         2,131
     6.375%, 05/01/09                   1,350         1,289
     6.900%, 05/01/19                   2,000         1,913
                                                  ----------
                                                     20,339
                                                  ----------
Total Corporate Obligations
     (Cost $54,249)                                  53,049
                                                  ----------
CONVERTIBLE BONDS (0.3%)
   Network Associates, CV to
     8.5380 Shares,
     Callable 02/13/03 @ 49.45 (A)
     0.000%, 02/13/18                   1,000           305
   WMX Technologies, CV to
     18.9065 Shares,
     Callable 03/15/00 @ 84.30
     2.000%, 01/24/05                     700           751
                                                  ----------
Total Convertible Bonds
     (Cost $1,188)                                    1,056
                                                  ----------
U.S. AGENCY MORTGAGE-BACKED
   OBLIGATION (2.7%)
   GNMA
     8.000%, 12/15/22                   8,704         9,049
                                                  ----------
Total U.S. Agency Mortgage-Backed
     Obligation (Cost $9,047)                         9,049
                                                  ----------
U.S. TREASURY OBLIGATIONS (14.4%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                   8,000         9,159
     8.125%, 08/15/19                  16,175        19,872
   U.S. Treasury Notes
     5.750%, 10/31/00                   8,250         8,298
     5.000%, 04/30/01                   2,250         2,234
     6.125%, 08/15/07                   9,100         9,278
                                                  ----------
Total U.S. Treasury Obligations
     (Cost $48,155)                                  48,841
                                                  ----------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (10.7%)
   Greenwich
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $36,557,959 (collateralized by
     various FNMA obligations: total
     market value $37,269,725) (D)    $36,538      $ 36,538
                                                  ----------
Total Repurchase Agreement
     (Cost $36,538)                                  36,538
                                                  ----------
Total Investments (99.9% )
   (Cost $302,234)                                  339,797
                                                  ----------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                443
                                                  ----------
NET ASSETS:
Fund shares of the Trust Class (unlimited authorization -- no par value) based on 18,984,001 outstanding shares of
   beneficial interest                              212,913
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 1,123,159 outstanding shares of
   beneficial interest                               13,301
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 5,582,438 outstanding shares of
   beneficial interest                               71,393
Undistributed net investment income                   1,009
Accumulated net realized gain on investments          4,061
Net unrealized appreciation on investments           37,563
                                                  ----------
Total Net Assets 100.0%                            $340,240
                                                  ----------
                                                  ----------



--------------------------------------------------------------------------------

                                                     VALUE (000)
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                      $ 13.26
                                                      --------
                                                      --------
Net Asset Value and Redemption Price
   Per Share-- Investor Shares                         $ 13.32
                                                      --------
                                                      --------
Maximum Offering Price Per Share ---
   Investor Shares ($13.32 / 96.25%)                   $ 13.84
                                                      --------
                                                      --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                   $ 13.17
                                                      --------
                                                      --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999




CAPITAL APPRECIATION FUND


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.8%)
BASIC MATERIALS (1.8%)
   Air Products & Chemicals           859,900     $  35,256
   Morton International               246,200         9,602
                                                   --------
                                                     44,858
                                                   --------
CAPITAL GOODS (10.8%)
   Allied Waste Industries*           438,000         8,158
   Browning Ferris Industries          32,700         1,357
   General Electric                   868,900        88,356
   Honeywell                          242,300        22,928
   Illinois Tool Works                 50,000         3,837
   Koninklijke Philips El              50,000         4,300
   Republic Services, Cl A*           455,200        10,697
   Tenneco                             34,300           800
   Textron                             83,400         7,428
   Tyco International                 631,652        55,191
   United Technologies                340,800        21,151
   Waste Management                   727,079        38,444
                                                   --------
                                                    262,647
                                                   --------
COMMUNICATION SERVICES (5.0%)
   Airtouch Communications*            56,800         5,708
   AT&T                               308,032        17,096
   Centurytel                         506,750        19,415
   Fox Entertainment Group, Cl A*     195,100         4,975
   GTE                                287,300        18,118
   MCI WorldCom*                      542,169        46,830
   Nextel Communications, Cl A*         5,100           188
   Nokia, Cl A ADR                     93,600         6,646
   SBC Communications                  33,000         1,687
                                                   --------
                                                    120,663
                                                   --------
CONSUMER CYCLICALS (18.2%)
   Abercrombie & Fitch, Cl A*          10,000           841
   Bed Bath & Beyond*                   6,300           215
   Carnival                           712,700        29,221
   Costco*                            533,700        38,693
   CVS                                704,700        32,416
   Dayton Hudson                      227,500        14,332
   Dollar General                      20,000           531
   Federated Department Stores*       102,700         5,597
   Gannett                            267,300        19,312
   Hasbro                             548,700        15,707
   Home Depot                          91,600         5,210
   Interpublic Group                  144,900        10,976
   Lear*                              323,400        15,907
   Lowe's Companies                   997,900        51,828
   Masco                            1,244,500        35,546
   Mattel                             580,100        15,336
   Maytag                              69,000         4,869
   New York Times, Cl A               243,800         8,320
   Newell Rubbermaid                   36,600         1,482


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   Office Depot*                    1,643,350     $  34,305
   Promus Hotel*                      130,300         3,257
   Rite Aid                           857,500        21,437
   Royal Caribbean Cruises             31,600         1,236
   Saks*                              410,800        11,348
   SPX*                               105,400         8,182
   Starwood Hotels and Resorts        168,134         5,506
   Tandy                              399,700        32,975
   Viacom, Cl B*                      253,800         9,771
   Wal-Mart Stores                     60,000         2,557
   Walgreen                           130,000         3,022
   Walt Disney                         90,000         2,621
   Young & Rubicam                     49,800         1,905
                                                   --------
                                                    444,461
                                                   --------
CONSUMER STAPLES (10.1%)
   American Stores                    173,500         5,725
   Anheuser Busch                      75,800         5,538
   Avon Products                      245,500        12,137
   Cendant*                         1,002,823        18,490
   Clorox                             135,200        13,647
   Coca Cola Enterprises              130,300         4,723
   Coca-Cola                           30,000         2,049
   ConAgra                            181,300         4,725
   Flowers Industries                 206,100         4,586
   Fort James                         224,600         8,226
   Gillette                            13,400           683
   Kroger*                            629,100        36,842
   McDonald's                         107,200         4,127
   Paychex                             57,000         1,689
   Pepsi Bottling Group*              285,600         6,622
   PepsiCo                            488,900        17,509
   Philip Morris                      168,950         6,515
   Procter & Gamble                   119,100        11,121
   Ralston Purina                     532,500        14,511
   Safeway*                           327,100        15,210
   Sara Lee                           861,700        20,681
   Seagram                             51,700         2,685
   Sysco                               60,000         1,781
   Unilever NV                         54,664         3,570
   United Rentals*                    243,400         7,302
   US Foodservice*                    359,650        16,004
                                                   --------
                                                    246,698
                                                   --------
ENERGY (3.1%)
   Anadarko Petroleum                 149,700         5,614
   Atlantic Richfield                 100,000         8,369
   Halliburton                        245,500        10,158
   Mobil                               70,200         7,108
   Niagara Mohawk Holdings*           204,900         3,048
   Schlumberger                        40,000         2,407

--------------------------------------------------------------------------------






--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY--CONTINUED
   Texaco                             368,500   $    24,137
   Union Pacific Resources Group      243,759         3,397
   Unocal                             293,100        11,651
                                                   --------
                                                     75,889
                                                   --------
FINANCIALS (13.1%)
   Ace Ltd                            252,100         7,689
   Allstate                           134,600         4,904
   American International Group       213,096        24,360
   Associates First Capital           293,200        12,021
   Bank of America                    329,438        21,311
   Bank of New York                   139,200         4,976
   Bank One                           313,536        17,734
   Bank United, Cl A                  131,800         5,453
   BankBoston                         335,100        15,875
   Citigroup                           60,400         4,001
   CMAC Investment                     46,300         2,341
   Compass Bancshares                 215,650         6,382
   Conseco                            526,400        16,088
   Cullen/Frost Bankers                63,100         3,549
   Fannie Mae                          38,100         2,591
   Fifth Third Bancorp                 39,000         2,659
   First Security                     202,600         3,837
   Freddie Mac                        158,000         9,213
   Hartford Life, Cl A                 33,900         1,610
   Household International            483,322        20,964
   Jefferson-Pilot                     29,000         1,963
   Mellon Bank                        835,800        29,828
   Merchantile Bancorp                 37,200         2,174
   Merrill Lynch                       87,700         7,367
   North Fork Bancorporation          235,900         5,028
   PNC Bank                           340,800        19,511
   Providian Financial                 44,900         4,308
   State Street                        35,000         2,669
   Torchmark                          500,200        16,694
   U.S. Bancorp                       212,800         6,916
   UnionBanCal                        171,200         6,329
   Unum                               210,600        11,333
   Waddell & Reed Financial, Cl A          17            --
   Washington Mutual                  441,924        16,876
   Wells Fargo                         40,000         1,600
                                                   --------
                                                    320,154
                                                   --------
HEALTH CARE (11.4%)
   Abbott Laboratories                496,100        22,418
   Alza, Cl A*                        271,200         9,678
   American Home Products             289,000        16,654
   Baxter International               354,800        22,907
   Becton Dickinson                   285,400        11,059



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE--CONTINUED
   Bristol-Myers Squibb               479,400   $    32,899
   Cardinal Health                    307,353        18,556
   Eli Lilly                          211,200        15,088
   Forest Laboratories*               153,700         7,320
   Health Management Associates,
     Cl A*                            235,200         3,058
   Healthsouth*                       707,119         9,458
   Johnson & Johnson                   39,200         3,631
   Medtronic                          132,210         9,387
   Merck                              642,164        43,346
   Pfizer                              13,000         1,391
   Schering Plough                    154,700         6,971
   Tenet Healthcare*                  409,500        10,033
   Warner Lambert                     500,700        31,043
   Watson Pharmaceuticals*             87,200         3,341
                                                  ---------
                                                    278,238
                                                  ---------
TECHNOLOGY (18.5%)
   3Com*                              115,900         3,166
   Analog Devices*                    246,100         9,459
   Amgen*                              50,000         3,162
   Ascend Communications*             248,200        23,005
   BMC Software*                      119,700         5,918
   Ceridian*                          803,500        26,516
   Cisco Systems*                     472,100        51,459
   Compaq Computer                    239,100         5,664
   Computer Sciences*                 148,800         9,626
   EMC*                               245,600        24,468
   Hewlett Packard                    253,600        23,918
   IBM                                681,000        79,209
   Intel                              358,000        19,354
   Lockheed Martin                    171,100         6,919
   Lucent Technologies                102,728         5,843
   Microsoft*                         761,800        61,468
   Networks Associates*               442,853         6,504
   Nortel Networks                    205,600        15,420
   Raytheon , Cl B                     46,700         3,179
   Sun Microsystems*                  385,600        23,040
   Tellabs*                            56,000         3,276
   Texas Instruments                  149,200        16,319
   Xerox                              427,400        24,015
                                                  ---------
                                                    450,907
                                                  ---------
TRANSPORTATION (0.8%)
   AMR*                                48,400         3,149
   Burlington Northern Santa Fe       263,000         8,153
   Delta Air Lines                    128,200         7,355
   Trans World Air*                    14,400           511
                                                  ---------
                                                     19,168
                                                  ---------
Total Common Stocks
     (Cost $1,713,451)                            2,263,683
                                                  ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999



CAPITAL APPRECIATION FUND--CONCLUDED


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%)
FINANCE (0.0%)
   Conseco Financial Trust, CV to
     0.9363 Shares*                     5,500      $    225
                                                     ------
TECHNOLOGY (0.2%)
   Qwest Trends Trust, CV to
     1.6394 Shares (B)*                65,000         4,656
                                                     ------
Total Preferred Stocks
     (Cost $2,931)                      4,881
                                                     ------
CONVERTIBLE BONDS (1.1%)
   Comcast,
     CV to 1.425 Shares, Callable
     07/09/99 @ 86.28                  59,800         5,285
     3.350% 5/15/29
   Elan Finance,
     CV to 6.875 Shares, Callable
     12/14/03 @ 61.66 (A) (B)
     0.000%, 12/14/18                   9,000         4,568
   Healthsouth,
     CV to 27.3 Shares, Callable
     04/05/01 @ 101.300
     3.250%, 04/01/03                   2,500         2,106
   Molten Metal Technology,
     CV to 25.8065 Shares, Callable
     05/01/99 @ 102.750 (B) (I)
     5.500%, 05/01/06                  10,000            50
   Network Associates,*
     CV to 8.5380 Shares, Callable
     02/13/03 @ 49.45 (A)
     0.000%, 02/13/18                   1,500           458
   Network Associates,*
     CV to 8.5380 Shares, Callable
     02/13/03 @ 49.452 (A) (B)
     0.000%, 02/13/18                  10,000         3,050
   Potomac Electric Power,
     CV to 29.5 Shares, Callable
     08/16/99 @ 94.37
     5.000%, 09/01/02                   4,740         4,550
   Waste Mangement,
     CV to 22.959 Shares, Callable
     02/01/00 @ 101.60
     4.000%, 02/01/02                   3,000         3,889
   WMX Technologies,
     CV to 18.9065 Shares,
     Callable 03/15/00 @ 84.303
     2.000%, 01/24/05                   2,800         3,003
                                                     ------
Total Convertible Bonds
     (Cost $33,448)                                  26,959
                                                     ------




--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT
   Aim Liquid Assets Portfolio (C)    $ 7,942       $    7,942
                                                   ------------
Total Cash Equivalent
     (Cost $7,942)                                       7,942
                                                   ------------
REPURCHASE AGREEMENTS (5.3%)
   Deutsche Bank
     4.83%, dated 05/28/99, matures
     06/01/99, repurchase price
     $65,793,297 (collateralized by
     FHLMC obligation: total market
     value $67,073,168) (D)            65,758           65,758
   Greenwich
     4.83%, dated 05/28/99, matures
     06/01/99, repurchase price
     $63,423,296 (collateralized by
     various FNMA obligations: total
     market value $64,661,178) (D)     63,389           63,389
                                                   ------------
Total Repurchase Agreements
     (Cost $129,147)                                   129,147
                                                   ------------
Total Investments (99.7%)
   (Cost $1,886,919)                                 2,432,612
                                                   -----------
OTHER ASSETS AND LIABILITIES, NET (0.3%)                 7,450
                                                   ------------
NET ASSETS:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 118,328,583 outstanding shares of
   beneficial interest                               1,485,183
Fund shares of the Investor Class (unlimited
   authorization -- no par value) based
   on 18,826,950 outstanding shares of
   beneficial interest                                 227,945
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based
   on 10,016,114 outstanding shares of
   beneficial interest                                 153,453
Undistributed net investment income                      1,207
Accumulated net realized gain on investments            26,581
Net unrealized appreciation on investments             545,693
                                                   ------------
Total Net Assets 100.0%                             $2,440,062
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                    $  16.62
                                                   ------------
                                                   ------------
Net Asset Value and Redemption Price
   Per Share -- Investor Shares                       $  16.53
                                                   ------------
                                                   ------------
Maximum Offering Price Per Share --
   Investor Shares ($16.53 / 96.25%)                  $  17.17
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Flex Shares (1)                 $  16.18
                                                   ------------
                                                   ------------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

--------------------------------------------------------------------------------




EMERGING MARKETS EQUITY FUND


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (86.6%)
ARGENTINA (2.5%)
   Capex, Cl A*                        33,700        $  169
   Metrogas ADR                        32,204           252
   Quilmes Industrial                  22,000           249
                                                   --------
                                                        670
                                                   --------
BRAZIL (6.7%)
   Petrobras ADR                       13,500           190
   Souza Cruz                          63,500           388
   Tele Centro Sul
     Participacoes ADR                  5,200           281
   Tele Norte Leste
     Participacoes ADR                 25,600           419
   Telec De Sao Paulo               4,434,000           313
   Unibanco                             9,100           205
                                                   --------
                                                      1,796
                                                   --------
CHILE (5.2%)
   Administradora de Fondos de
     Pensiones Provida ADR             29,500           601
   Banco De A. Edwards                 17,000           242
   Quinenco ADR                        25,000           263
   Quimica Y Minera Chile ADR           8,300           289
                                                   --------
                                                      1,395
                                                   --------
CZECH REPUBLIC (2.1%)
   SPT Telecom*                        33,000           548
                                                   --------
GREECE (5.1%)
   Alpha Credit Bank                      900            61
   Alpha Credit Bank Rights*              900             3
   Hellenic Telecommunication
     Organization                      21,583           468
   Panafon Hellenic Telecom*           33,310           830
                                                   --------
                                                      1,362
                                                   --------
HONG KONG (4.1%)
   China Hong Kong Photo              790,000           110
   Guangdong Kelon Electric
     Holding                          188,000           144
   Li & Fung                          104,000           245
   Seoul Horizon Trust                 17,000           157
   Techtronic Industries            1,290,000           233
   VTech Holdings                      72,000           210
                                                   --------
                                                      1,099
                                                   --------
HUNGARY (3.1%)
   Egis                                 3,925            80
   Matav                               60,000           336
   North American Business
     Industries*                       17,500           252
   Pick Szeged Rt GDR 144A             28,000           165
                                                   --------
                                                        833
                                                   --------
INDIA (3.9%)
   Hindalco Industries GDR             10,500           135
   Mahanagar Telephone Nigam GDR       36,500           333

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
INDIA--CONTINUED
   Mahanagar Telephone Nigam ADR        6,500          $ 52
   Videsh Sanchar Nigam GDR            45,000           512
                                                   --------
                                                      1,032
                                                   --------
INDONESIA (3.1%)
   Citra Marga Nusaphala, F           944,000            52
   Indonesian Satellite ADR*           10,500           208
   Modern Photo Film, F*              356,000            76
   PT Indosat, F                       96,000           196
   PT Jaya Real Property, F*          754,000            81
   PT Timbang Timah                   200,000           220
                                                   --------
                                                        833
                                                   --------
ISRAEL (5.4%)
   Bank Leumi Le-Israel               152,000           287
   Blue Square Stores*                 13,100           210
   ECI Telecommunications              14,900           516
   Israel Chemicals                   274,000           327
   Nice Systems ADR*                    4,000           102
                                                   --------
                                                      1,442
                                                   --------
MALAYSIA (0.7%) (1)
   Aluminium Company of Malaysia      154,000            66
   Petronas Dagangan                  114,000           117
                                                   --------
                                                        183
                                                   --------
MEXICO (11.9%)
   Cemex, ADR                          23,300           207
   Grupo Carso, Cl A*                  78,000           319
   Grupo Continental                  335,500           544
   Grupo Financiero Banorte, Cl B*    216,935           277
   Grupo Industrial Maseca ADR         17,000           161
   Grupo Mexico, Cl B                  65,000           228
   Grupo Televisa GDR*                 10,800           452
   Herdez, Cl B*                      518,000           155
   Panamerican Beverages               12,500           290
   Telefonos de Mexico ADR              6,800           544
                                                   --------
                                                      3,177
                                                   --------
PANAMA (0.3%)
   Banco Latinamericano de
     Exportaciones                      2,800            80
                                                   --------
PHILIPPINES (3.2%)
   Bacnotan Consolidated              160,000            81
   First Philippine Holdings, Cl B    134,250           170
   La Tondena Distillers              160,000           186
   Manila Electric, Cl B               72,000           249
   Queenbee Resourses Jollibee
     Warrant, F*                      310,000           176
                                                   --------
                                                        862
                                                   --------
POLAND (1.1%)
   Bank Handlowy                       25,000           294
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999



EMERGING MARKETS EQUITY FUND--CONCLUDED


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
PORTUGAL (7.2%)
   Banco Pinto & Sotto Mayor           34,200         $ 678
   Cimpor-Cimentos de Portugal         15,720           419
   Electricidade de Portugal           12,500           450
   Portugal Telecom ADR                 8,200           371
                                                   --------
                                                      1,918
                                                   --------
SINGAPORE (0.7%)
   Amtek Engineering                  246,000           201
                                                   --------
SOUTH AFRICA (6.9%)
   ABSA Group                          56,235           257
   Amalgamated Beverage                13,855            91
   Kersaf Investments                  73,516           294
   Liberty Life Association of Africa  23,983           322
   Nedcor                              15,273           305
   South African Breweries             73,616           590
                                                   --------
                                                      1,859
                                                   --------
SOUTH KOREA (13.4%)
   Dae Duck Electronics Rights*        11,865            39
   Dae Duck Electronics                49,440           475
   Hite Brewery*                       11,000           273
   Hite Brewery Rights*                 1,508            15
   Korea Electric Power ADR            10,000           171
   Korea Telecom ADR*                   4,000           127
   Pohang Iron & Steel                  5,000           390
   Samsung*                            27,000           421
   Samsung Electronics                  3,400           237
   Samsung Electronics Rights*            272             3
   Shinhan Bank                        25,000           244
   Sk Telecom                             513           563
   Sk Telecom ADR                      43,560           621
                                                   --------
                                                      3,579
                                                   --------
Total Foreign Common Stocks
     (Cost $24,910)                    23,163
                                                   --------
FOREIGN PREFERRED STOCKS (7.6%)
BRAZIL (7.6%)
   Banco do Estada de Sao Paulo     5,540,000           238
   Banco Itau                         900,000           456
   Brahma                             600,000           306
   Cemig                           22,483,067           474
   Fertilizantes Fosfatados        70,700,000           230
   Gerdau                          21,700,000           328
                                                   --------
Total Foreign Preferred Stocks
     (Cost $2,387)                                    2,032
                                                   --------



--------------------------------------------------------------------------------
                                    FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------

TIME DEPOSITS (3.7%)
   Cayman Time Deposit
     4.375%, 06/01/99                $  1,000      $  1,000
                                                   --------
Total Time Deposits
     (Cost $1,000)                                    1,000
                                                   --------

Total Investments (97.9% )
   (Cost $28,297)                                    26,195
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (2.1%)                556
                                                   --------
NET ASSETS:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 3,293,687 outstanding shares of
   beneficial interest                               36,352
Undistributed net investment income                      52
Accumulated net realized loss
   on investments                                    (7,538)
Net unrealized depreciation on investments           (2,102)
Net unrealized depreciation on foreign
   currency and translation of other
   assets and liabilities in foreign
   currency investments                                 (13)
                                                    --------
Total Net Assets 100.0%                             $26,751
                                                    --------
                                                    --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                    $ 8.12
                                                    --------
                                                    --------

(1) THE REPATRIATION OF PROCEEDS RECEIVED FROM THE SALE OF THESE SECURITIES
ARE SUBJECT TO A LEVY DEPENDING UPON THE LENGTH OF TIME THE POSITION HAS BEEN HELD. THIS LEVY IS APPLICABLE TO SECURITIES PURCHASED BEFORE FEBRUARY 15, 1999. THE LEVY RANGES FROM 30% TO 0% AND IS BASED ON THE DATE THE PROCEEDS ARE REPATRIATED. AS A RESULT, THESE SECURITIES ARE BEING TREATED AS ILLIQUID UNTIL SEPTEMBER 1, 1999, WHEN THE LEVY IS NO LONGER IN EFFECT.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

--------------------------------------------------------------------------------




GROWTH AND INCOME FUND


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.1%)
BASIC MATERIALS (4.5%)
   Great Lakes Chemical               200,000       $ 9,037
   International Paper                450,000        22,500
                                                  ---------
                                                     31,537
                                                  ---------
CAPITAL GOODS (8.6%)
   Deere                              300,000        11,419
   Ingersoll-Rand                     200,000        12,737
   General Electric                   125,000        12,711
   Koninklijke Philips El             200,000        17,200
   Textron                             75,000         6,680
                                                  ---------
                                                     60,747
                                                  ---------
COMMUNICATION SERVICES (3.9%)
   AT&T                               262,500        14,569
   SBC Communications                 250,000        12,781
                                                  ---------
                                                     27,350
                                                  ---------
CONSUMER CYCLICALS (9.5%)
   Dayton Hudson                      175,000        11,025
   Federated Department Stores*       250,000        13,625
   Ford Motor                          50,000         2,853
   Lowes                              100,000         5,194
   UAL*                               100,000         6,725
   Warnaco Group, Cl A                550,000        16,225
   Walt Disney                        400,000        11,650
                                                  ---------
                                                     67,297
                                                  ---------
CONSUMER STAPLES (13.1%)
   Coca-Cola                          125,000         8,539
   Kellogg                            500,000        17,344
   Modis Professional Services*       574,000         8,467
   PepsiCo                            325,000        11,639
   Philip Morris                      400,000        15,425
   Quaker Oats                        200,000        13,212
   Sara Lee                           750,000        18,000
                                                  ---------
                                                     92,626
                                                  ---------
ENERGY (7.8%)
   Exxon                              200,000        15,975
   Mobil                              130,000        13,163
   Texaco                             150,000         9,825
   Schlumberger                       275,000        16,552
                                                  ---------
                                                     55,515
                                                  ---------
FINANCIALS (16.0%)
   American International Group       115,000        13,146
   Bank of America                    200,000        12,937
   BankBoston                         225,000        10,659
   Berkshire Hathaway Cl B*                 7        16,632
   Fannie Mae                         200,000        13,600

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS--CONTINUED
   Morgan Stanley, Dean Witter,
     Discover                          75,000       $ 7,238
   KeyCorp                            500,000        17,375
   Washington Mutual                  300,000        11,456
   Wells Fargo                        250,000        10,000
                                                  ----------
                                                    113,043
                                                  ----------
HEALTH CARE (7.9%)
   Aetna                              200,000        18,163
   Johnson & Johnson                  200,000        18,525
   Merck                              100,000         6,750
   Schering Plough                    275,000        12,392
                                                  ----------
                                                     55,830
                                                  ----------
TECHNOLOGY (18.2%)
   Adaptec*                           650,000        20,070
   Amgen*                             250,000        15,813
   Boeing                             225,000         9,506
   Cisco Systems*                     100,000        10,900
   Hewlett Packard                    175,000        16,505
   IBM                                120,000        13,957
   Intel                              200,000        10,812
   Microsoft*                         150,000        12,103
   Quantum*                           500,000         9,906
   Sun Microsystems*                  150,000         8,962
                                                  ----------
                                                    128,534
                                                  ----------
TRANSPORTATION (1.3%)
   Canadian Pacific Limited           400,000         9,150
                                                  ----------
UTILITIES (4.3%)
   Duke Power                         131,800         7,949
   Midamerican Energy Holdings        241,500         8,151
   Southern                           500,000        14,187
                                                  ----------
                                                     30,287
                                                  ----------
Total Common Stocks
     (Cost $494,745)                                671,916
                                                  ----------
PREFERRED STOCK (0.5%)
   Calenergy Cap Trust III,
     CV to 1.0471 Shares*              75,000         3,478
                                                  ----------
Total Preferred Stock
     (Cost $3,253)                                    3,478
                                                  ----------
CASH EQUIVALENT (0.0%)
   Aim Liquid Assets Portfolio (C)    $    39            39
                                                  ----------
Total Cash Equivalent
     (Cost $39)                                          39
                                                  ----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999

GROWTH AND INCOME FUND--CONCLUDED



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.3%)
   JP Morgan
     4.82%, dated 05/28/99, matures
     06/01/99, repurchase price
     $23,414,976 (collateralized by
     various GNMA obligations: total
     market value $23,870,492) (H)     23,595      $ 23,595
                                                   --------
Total Repurchase Agreement
     (Cost $23,595)                                  23,595
                                                   --------
Total Investments (98.9%)
   (Cost $521,631)                                  699,028
                                                   --------
OTHER ASSETS AND LIABILITIES, NET (1.1%)              7,372
                                                   --------
NET ASSETS:
Fund Shares of Trust Class
   (unlimited authorization --
   no par value) based on
   39,415,860 outstanding shares                    420,958
Fund Shares of Investor Class
   (unlimited authorization --
   no par value) based on 2,279,338
   outstanding shares                                28,578
Fund Shares of Flex Class
   (unlimited authorization --
   no par value) based on 2,183,767
   outstanding shares                                31,216
Undistributed net investment income                     614
Accumulated net realized gain
   on investments                                    47,637
Net unrealized appreciation on investments          177,397
                                                   --------
Total Net Assets 100.0%              $706,400
                                                   --------
                                                   --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                   $ 16.09
                                                   --------
                                                   --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Investor Shares                $ 16.21
                                                   --------
                                                   --------
Maximum Offer Price Per Share -- Investor
   Shares ($16.22 / 96.25%)                         $ 16.84
                                                   --------
                                                   --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                $ 16.10
                                                   --------
                                                   --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THEFINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

--------------------------------------------------------------------------------




INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (96.2%)
AUSTRALIA (4.0%)
   AMP                                767,600       $ 8,349
   Broken Hill Proprietary            344,300         3,531
   Leighton Holdings                1,031,813         3,936
   National Australia Bank            382,100         6,182
   QBE Insurance                      502,267         1,965
                                                  ---------
                                                     23,963
                                                  ---------
AUSTRIA (1.0%)
   Erste Bank*                        107,400         5,949
                                                  ---------
BRAZIL (0.6%)
   Tele Norte Leste Participacoes ADR 231,400         3,789
                                                  ---------
CANADA (3.2%)
   Nortel Networks                    152,250        11,427
   Royal Bank of Canada                55,200         2,530
   Teleglobe                          168,300         5,070
                                                  ---------
                                                     19,027
                                                  ---------
DENMARK (0.7%)
   Novo-Nordisk, Cl B                  42,280         4,311
                                                  ---------
FINLAND (2.8%)
   Merita                           1,283,700         7,606
   Nokia ADR, Cl A                     51,400         3,649
   Sonera Group Oyj                   303,100         5,929
                                                  ---------
                                                     17,184
                                                  ---------
FRANCE (13.4%)
   Accor                               22,500         5,521
   Assurances Generales de France     102,800         5,098
   Axa                                 73,985         8,529
   Dexia France                        53,380         7,417
   Elf Aquitane                        42,600         6,168
   Equant*                             58,400         4,813
   Lafarge                             60,750         5,476
   Michelin, Cl B                      96,450         4,254
   SEITA                               86,847         5,268
   Societe Generale D'Entreprises      86,009         4,103
   STMicroelectonics*                  25,400         2,941
   Suez Lyonnaise des Eaux             36,030         5,973
   Technip                             51,300         5,566
   Vivendi                            131,010         9,704
   Vivendi Rights*                    131,010           135
                                                  ---------
                                                     80,966
                                                  ---------
GERMANY (8.4%)
   Allianz                             10,210         2,791
   Bayerische Vereinsbank              89,200         4,820
   Mannesmann                          71,670         9,794
   Metallgesellschaft                 340,150         6,121
   MobilCom                             8,220           647
   Preussag                           162,859         8,410


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
GERMANY--CONTINUED
   RWE                                275,550      $ 12,317
   Veba                               102,300         5,838
                                                   --------
                                                     50,738
                                                   --------
GREECE (2.9%)
   Hellenic Telecom Organization      383,502         8,320
   Panafon Hellenic Telecom*          358,490         8,929
                                                   --------
                                                     17,249
                                                   --------
INDONESIA (0.1%)
   Modern Photo Film, F*            1,440,000           307
                                                   --------
IRELAND (3.0%)
   Allied Irish Bank                  326,600         4,321
   Bank of Ireland                    746,718        13,848
                                                   --------
                                                     18,169
                                                   --------
ISRAEL (1.1%)
   ECI Telecommunications             197,180         6,827
                                                   --------
ITALY (5.7%)
   Banca Intesa                       688,000         3,503
   Banca Intesa Rights*               688,000            15
   Banca Nazionale del Lavoro*      1,361,150         4,189
   ENI                              1,028,800         6,429
   Mediaset                           321,250         2,604
   San Paolo-IMI                      596,100         8,053
   Telecom Italia                     920,000         9,482
                                                   --------
                                                     34,275
                                                   --------
JAPAN (9.6%)
   Bank of Tokyo Mitsubishi           363,000         4,836
   Canon                              134,000         3,361
   Eisai                              148,300         2,750
   FamilyMart                          64,700         2,687
   Honda Motor                        149,000         6,078
   Nippon Telegraph & Telephone           276         2,679
   NTT Mobile Communication
     Network                              201        10,927
   Olympus Optical                    413,000         5,095
   Sumitomo Bank                      337,000         4,055
   Takefuji                            74,700         6,543
   TDK                                 78,400         6,693
   Terumo                             106,000         2,485
                                                   --------
                                                     58,189
                                                   --------
NETHERLANDS (9.1%)
   Ahold                              150,500         5,252
   ASM Lithography Holding*            81,000         3,570
   ING Groep                          158,203         8,458
   KPN                                259,310        12,525
   Philips Electronics                 90,850         8,151
   TNT Post Group                     291,700         7,334

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999

INTERNATIONAL EQUITY FUND--CONCLUDED


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS--CONTINUED
   Unique International               264,710       $ 6,048
   Wolters Kluwer                      95,200         3,829
                                                   --------
                                                     55,167
                                                   --------
NEW ZEALAND (1.6%)
   Fletcher Challenge Building      1,877,298         2,915
   Telecom of New Zealand           1,530,000         6,602
                                                   --------
                                                      9,517
                                                   --------
NORWAY (1.1%)
   Petroleum Geo Services*            367,390         5,934
   Petroleum Geo Services ADR*         45,900           740
                                                   --------
                                                      6,674
                                                   --------
PANAMA (0.7%)
   Banco Latinamericano
     de Exportaciones                 150,400         4,277
                                                   --------
PORTUGAL (1.9%)
   Banco Espirito Santo               144,480         3,542
   Banco Pinto & Sotto Mayor          127,244         2,522
   BPI-SGPS                            91,466         1,956
   BPI-SGPS Rights*                    68,600            46
   Portugal Telecom ADR                72,760         3,292
                                                   --------
                                                     11,358
                                                   --------
SPAIN (2.5%)
   Argentaria                         390,000         8,743
   Telefonica Bonus Rights*           133,100           129
   Telefonica de Espana               133,100         6,384
                                                   --------
                                                     15,256
                                                   --------
SWEDEN (2.2%)
   Castellum                          406,600         3,643
   Drott, Cl B                        136,100         1,164
   Electrolux                         243,800         4,723
   Swedish Match                    1,107,700         4,034
                                                   --------
                                                     13,564
                                                   --------
UNITED KINGDOM (19.1%)
   Allied Zurich                      711,650         9,084
   AstraZeneca Group                  130,950         5,210
   Bass                               247,982         3,663
   BP Amoco                           395,300         7,081
   British Energy                     879,400         7,862
   British Steel                    2,855,000         6,066
   Diageo                             632,800         6,662
   Gallaher Group                   1,063,500         6,728
   Glaxo Wellcome                     137,000         3,849
   Granada Group                      231,400         4,742
   Imperial Tobacco Group             624,700         7,032
   J Sainsbury                      1,040,900         6,335
   Lloyds TSB Group                   465,449         6,158
   National Westminster Bank          270,013         6,200
   Railtrack Group                    310,300         6,364
   Reckitt & Colman                   436,300         4,873



--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

UNITED KINGDOM--CONTINUED
   Securicor                          775,600       $ 6,965
   Smithkline Beecham                 463,058         6,044
   South African Breweries*           548,630         4,408
                                                    -------
                                                    115,326
                                                    -------
UNITED STATES (1.5%)
   Global TeleSystems Group*          121,251         9,215
                                                    -------
Total Foreign Common Stocks
     (Cost $544,016)                  581,297
                                                    -------
TIME DEPOSITS (3.6%)
   Cayman Time Deposit
     4.375%, 06/01/99                 $22,000        22,000
                                                    -------
Total Time Deposits
     (Cost $22,000)                    22,000
                                                    -------
Total Investments (99.8% )
   (Cost $566,016)                    603,297
                                                    -------
OTHER ASSETS AND LIABILITIES, (NET 0.2%) 1,206
                                                    -------
NET ASSETS:
Fund shares of the Trust Class (
   unlimited authorization -- no par value)
   based on 44,211,314 outstanding shares of
   beneficial interest                              513,228
Fund shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 1,094,862 outstanding shares
   of beneficial interest                            13,578
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   1,356,567 outstanding shares of
   beneficial interest                               18,315
Undistributed net investment income                   1,810
Accumulated net realized gain on investments         20,388
Net unrealized appreciation on investments           37,281
Net unrealized depreciation on foreign currency
   and translation of other assets and liabilities
   in foreign currency investments                      (97)
                                                    --------
Total Net Assets 100.0%              $604,503
                                                    --------
                                                    --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                    $ 12.97
                                                    --------
                                                    --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Investor Shares                 $ 12.89
                                                    --------
                                                    --------
Maximum Offering Per Share --
   Investor Shares ($12.89 / 96.25%)                 $ 13.39
                                                    --------
                                                    --------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                 $ 12.58
                                                    --------
                                                    --------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

--------------------------------------------------------------------------------




INTERNATIONAL EQUITY INDEX FUND


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (98.0%)
AUSTRALIA (3.0%)
   Amcor                               18,995        $  101
   AMP                                 12,551           137
   Brambles Industries                  3,313            88
   Broken Hill Proprietary             21,354           219
   Coles Myer                          30,235           158
   CSR                                 43,040           115
   Lend Lease                          10,599           134
   Mount Isa Mines Holdings            70,425            38
   National Australia Bank             16,622           269
   Newscorp                            33,881           280
   Pacific Dunlop                      48,287            86
   Rio Tinto                            8,449           118
   Telstra                             61,083           302
   Westpac Banking                     36,880           252
   WMC                                 33,829           125
                                                  ---------
                                                      2,422
                                                  ---------
AUSTRIA (1.2%)
   Bank Austria                         5,449           279
   Generali Holding Vienna                519            96
   Oest Elektrizatswirts, Cl A          2,027           265
   OMV                                  1,907           159
   Universale Bau                         165             5
   Wienerberger Baustoff                  731           128
                                                  ---------
                                                        932
                                                  ---------
BELGIUM (1.5%)
   Bekaert                                162            68
   Cie Maritime Belge                     224            10
   Delhaize Freres                      1,000            86
   Electrabel                             660           203
   Fortis CVG*                            861             5
   Fortis, Cl B                         6,768           217
   Groupe Bruxelles Lambert               673           117
   KBC Bancassurance Holding            2,900           176
   Petrofina                              292           157
   Solvay, Cl A                         1,496           100
   Tractebel                              165            22
   Union Miniere                          952            35
                                                  ---------
                                                      1,196
                                                  ---------
DENMARK (1.0%)
   Carlsberg, Cl B                      1,127            52
   D/S 1912, Cl B                          25           210
   D/S Svendborg, Cl B                      8            96
   Danisco                              1,610            77
   Den Danske Bank                        600            64
   Novo-Nordisk, Cl B                   1,270           130
   Tele Danmark, Cl B                   1,408           144
                                                  ---------
                                                        773
                                                  ---------

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINLAND (1.5%)
   Merita                              12,800         $  76
   Nokia Oyj, Cl A                     12,800           911
   Outokumpu Oy Akt, Cl A               3,100            32
   Sonera Group Oyj                     2,600            51
   UPM-Kymmene                          3,500           103
                                                   --------
                                                      1,173
                                                   --------
FRANCE (9.9%)
   Accor                                  508           125
   Air Liquide                          1,221           184
   Alcatel Alsthom                      2,122           252
   Axa                                  3,588           414
   Banque National Paris, Cl A          2,161           182
   Bouygues                               403           107
   Canal Plus                             343            99
   Cap Gemini                             788           114
   Carrefour                            2,569           337
   Casino Guichard-Perrachon              806            77
   Cie de Saint Gobain                  1,143           179
   Compagnie Financiere de Paribas      2,411           262
   Elf Aquitane                         2,882           417
   Eridania Beghin-Say                    775           113
   France Telecom                      10,924           838
   Groupe Danone                          839           231
   L'Oreal                                771           464
   Lafarge                              1,032            93
   Legrand                                370            77
   Louis Vuitton-Moet Hennessy            984           274
   Michelin, Cl B                       2,803           124
   Pernod-Ricard                        1,228            82
   Peugeot                                565            84
   Pinault-Printemps-Redoute            1,744           297
   Promodes                               231           151
   Rhone Poulenc, Cl A                  4,070           193
   Sanofi-Synthelabo*                  12,962           546
   Schneider                            1,765           105
   SEITA                                1,128            68
   Skis Rossignol                       2,648            39
   Societe Generale                     1,075           195
   Suez Lyonnaise des Eaux              1,740           288
   Total, Cl B                          2,637           320
   Unibail                                798           108
   Valeo                                1,330           109
   Vivendi                              6,348           470
   Vivendi Rights*                      6,348             7
                                                   --------
                                                      8,025
                                                   --------
GERMANY (12.8%)
   Aachener & Munchener Bete              810            87
   Allianz                              3,380           924
   BASF                                 9,800           381

SCHEDULEOFINVESTMENTS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999

INTERNATIONAL EQUITY INDEX FUND--CONTINUED


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

GERMANY--CONTINUED
   Bayer                               11,360        $  442
   Bayerische Vereinsbank               6,072           328
   Beiersdorf                           1,140            74
   DaimlerChrysler                     14,066         1,214
   Degussa*                               990            39
   Deutsche Bank                        8,670           452
   Deutsche Telekom                    32,100         1,281
   Dresdner Bank Frankfurt              7,500           279
   Heidelberger Zement                  1,274           103
   Hochtief                             1,060            47
   Karstadt                               175            72
   Linde                                  291           170
   Lufthansa                            7,330           158
   Man Muenchen                         2,960            87
   Mannesmann                           5,380           735
   Merck KGaA                           2,900           100
   Metro                                3,951           249
   Muenchener Rueckvers*                1,110           188
   Muenchener Rueckvers, Registered     2,510           429
   Preussag                             2,810           145
   RWE                                  6,190           277
   SAP                                    900           313
   Schering                             1,810           194
   Siemens                              8,340           561
   Thyssen*                             8,210           162
   Veba                                 6,610           377
   Viag                                   533           243
   Volkswagen                           4,610           286
                                                  ---------
                                                     10,397
                                                  ---------
HONG KONG (1.8%)
   Cathay Pacific Airways              39,000            59
   Cheung Kong Holdings                21,000           171
   CLP Holdings                        18,500            89
   Hang Seng Bank                      14,900           159
   Hong Kong & China Gas               44,000            62
   Hong Kong Telecommunications       100,800           233
   Hutchison Whampoa                   28,800           240
   Johnson Electric Holdings           13,000            48
   New World Development               22,000            54
   Shangri-La Asia                     46,000            49
   Sun Hung Kai Properties             28,600           229
   Swire Pacific                       15,000            72
                                                  ---------
                                                      1,465
                                                  ---------
IRELAND (0.7%)
   Allied Irish Banks                  23,400           309
   CRH                                 16,100           275
                                                  ---------
                                                        584
                                                  ---------




--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ITALY (8.2%)
   Alitalia*                           37,439        $  110
   Assicurazioni Generali              19,000           676
   Banca Commerciale Italiana          34,000           244
   Banca Intesa                        49,603           253
   Benetton Group                      67,500           132
   Edison                              11,000            96
   ENI                                155,500           972
   Fiat                                82,000           264
   Fiat RNC                            47,000            77
   INA                                 78,000           182
   Italgas                             15,000            64
   Mediaset                            24,500           199
   Mediobanca                          10,500           119
   Mondadori Editore                    3,734            65
   Montedison                         132,500           118
   Olivetti*                           60,000           187
   Parmalat Finanziaria                60,000            81
   Pirelli                             61,000           171
   Riunione Adriatica di Sicurta       10,385           101
   San Paolo-IMI                       26,236           354
   Sirti                               16,000            80
   Telecom Italia                      67,500           696
   Telecom Italia                      16,000            87
   Telecom Italia Mobile               30,000           101
   Telecom Italia Mobile              128,500           756
   Unicredito Italiano                 93,000           438
   Unione Immobiliare                 109,000            51
                                                  ------------
                                                      6,674
                                                  ------------
JAPAN (34.3%)
   Acom                                 2,100           149
   Advantest                            1,600           126
   Ajinomoto                           10,000           106
   Aoki*                               11,000             7
   Aoyamma Trading                      1,200            36
   Asahi Bank                          39,000           184
   Asahi Breweries                     10,000           126
   Asahi Chemical Industry             24,000           129
   Asahi Glass                         24,000           155
   Autobacs Seven                         900            35
   Bank of Tokyo - Mitsubishi          70,000           933
   Bank of Yokohama                    17,000            45
   Bridgestone                         12,000           313
   Canon                               15,000           376
   Chiba Bank                          17,000            67
   Chiyoda*                             5,000            10
   Citizen Watch                       11,000            81
   Cosmo Oil                           24,000            43
   Chugai Pharmaceutical                2,000            22
   Daiichi Pharmaceutical               4,000            64
   Dai Nippon Printing                 10,000           149

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Daicel Chemical Industries           8,000         $  26
   Daiei*                              25,000            72
   Daikyo*                              4,000            11
   Daimaru                              4,000            16
   Daito Trust Construction             2,000            22
   Daiwa House Industry                 6,000            64
   Daiwa Kosho Lease                   17,000            65
   Daiwa Securities                    23,000           121
   Denso                               14,000           257
   East Japan Railway                      58           334
   Ebara                               11,000           123
   Eisai                                4,000            74
   Fanuc                                5,000           214
   Fuji Bank                           52,000           327
   Fuji Photo Film                      9,000           320
   Fujita*                             17,000            12
   Fujita Kanko                         9,000            90
   Fujitsu                             33,000           548
   Furukawa Electric                   24,000            94
   Gakken*                              5,000             7
   Gunze                               15,000            36
   Hankyu                              31,000           127
   Hankyu Department Stores             6,000            40
   Haseko*                             15,000            12
   Hazama*                             20,000            16
   Hitachi                             63,000           461
   Hokuriko Bank*                      17,000            32
   Honda Motor                         15,000           612
   Hoya                                 2,000           102
   Industrial Bank of Japan            43,000           302
   Isetan                               4,000            36
   Ito Yokado                           6,000           356
   Itochu*                             55,000           124
   Itoham Foods                        16,000            67
   Japan Airlines                      39,000           121
   Japan Energy                        37,000            43
   Japan Metals & Chemicals*            4,000             6
   Japan Steel Works*                   3,000             4
   Joyo Bank                           25,300           102
   Jusco                                7,000           132
   Kajima                              10,000            30
   Kaken Pharmaceutical                 4,000            24
   Kamigumi                             9,000            42
   Kandenko                             4,000            25
   Kanebo*                             10,000            16
   Kansai Electric Power               18,200           372
   Kao                                  9,000           246
   Kawasaki Heavy Industries           22,000            49
   Kawasaki Kisen Kaisha               10,000            22
   Kawasaki Steel                      48,000            85



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Kinki Nippon Railway                42,000        $  209
   Kirin Brewery                       19,000           217
   Kissei Pharmacutical                 1,000            21
   Komatsu                             22,000           130
   Konami                                 600            20
   Koyo Seiko                           5,000            31
   Kubota                              33,000            96
   Kumagai Gumi*                       18,000            19
   Kurabo Industries                    7,000             8
   Kyocera                              4,000           209
   Kyudenko                             3,000            19
   Maeda Road Contruction               4,000            27
   Marubeni                            16,000            33
   Maruha                               8,000             9
   Marui                                6,000            90
   Matsushita Electric                 30,000           540
   Minebea                              9,000            89
   Misawa Homes                         7,000            25
   Mitsubishi                          26,000           157
   Mitsubishi Chemical                 50,000           141
   Mitsubishi Electric                 42,000           133
   Mitsubishi Estate                   22,000           208
   Mitsubishi Heavy Industries         49,000           190
   Mitsubishi Materials                44,000            87
   Mitsubishi Trust & Banking          19,000           171
   Mitsui                              35,000           223
   Mitsui Fudosan                      10,000            83
   Mitsui O.S.K. Lines                 19,000            43
   Mitsui Trust & Banking              37,000            56
   Mitsui                               1,000             3
   Mitsukoshi                          17,000            59
   Murata Manufacturing                 4,000           219
   Mycal                                9,000            50
   Namco                                2,300            56
   NEC                                 26,000           287
   New Oji Paper                       17,000            98
   NGK Spark Plug                       7,000            74
   Nichido Fire & Marine Insurance     15,000            76
   Niigata Engineering*                 2,000             2
   Nikon                                6,000            78
   Nippon Beet Sugar Manufacturing      6,000            11
   Nippon Express                      13,000            74
   Nippon Oil                          54,000           215
   Nippon Paper Industries             20,000            98
   Nippon Sharyo                        5,000            14
   Nippon Sheet Glass                  13,000            43
   Nippon Shinpan                       6,000            19
   Nippon Steel                       102,000           213
   Nippon Suisan Kaisha                 6,000             9
   Nippon Telegraph & Telephone           194         1,883

SCHEDULEOFINVESTMENTS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999

INTERNATIONAL EQUITY INDEX FUND--CONTINUED


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Nippon Yusen                        45,000        $  181
   Nishimatsu Construction              3,000            16
   Nissan Motor                        42,000           184
   NKK*                               125,000            97
   Nomura Securities                   26,000           258
   Noritake                            11,000            53
   NSK                                 10,000            48
   NTN                                 13,000            40
   Obayashi                            27,000           127
   Odakyu Electric Railway             24,000            81
   Okumura                              5,000            20
   Olympus Optical                     10,000           123
   Orient                               9,000            25
   Orix                                 1,000            79
   Osaka Gas                           38,000           123
   Oyo                                  2,200            41
   Penta-Ocean Construction*           12,000            20
   Renown*                              8,000            11
   Rohm                                 2,000           260
   Sakura Bank                         58,000           196
   Sanden                               7,000            53
   Sankyo                               7,000           164
   Sanrio                               2,000            45
   Sanyo Electric                      47,000           168
   Sato Kogyo*                         20,000            17
   Secom                                1,000            95
   Sega Enterprises                     3,600            59
   Seino Transportation                 9,000            55
   Seiyu*                               6,000            36
   Sekisui Chemical                     9,000            55
   Sekisui House                       14,000           151
   Sharp                               20,000           221
   Shimachu                             1,000            23
   Shimano                              3,000            74
   Shimizu                             29,000           102
   Shin-Etsu Chemical                  12,000           370
   Shiseido                             5,000            74
   Shizuoka Bank                       12,000           125
   Skylark                              3,000            56
   SMC                                  1,100           100
   Snow Brand Milk Products             8,000            39
   Sony                                 6,400           598
   Sumitomo                             7,000            48
   Sumitomo Bank                       46,000           553
   Sumitomo Chemical                   29,000           122
   Sumitomo Electric                   14,000           156
   Sumitomo Marine & Fire Insurance     6,000            39
   Sumitomo Metal*                     76,000            99
   Taisei                              35,000            79
   Taisho Pharmaceutical                4,000           127

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
JAPAN--CONTINUED
   Takara Shuzo                         4,000         $  27
   Takashimaya                          4,000            36
   Takeda Chemical                     20,000           883
   Toa                                 10,000            17
   Tobu Railway                        26,000            74
   Toei                                10,000            42
   Tohoku Electric Power                8,500           131
   Tokai Bank                          29,000           168
   Tokio Marine & Fire Insurance       23,000           250
   Tokyo Dome*                          9,000            49
   Tokyo Electric Power                21,000           455
   Tokyo Electronics                    3,000           165
   Tokyo Gas                           55,000           139
   Tokyo Tatemono                       7,000            15
   Tokyotokeiba                        21,000            34
   Tokyu                               23,000            59
   Toppan Printing                     14,000           156
   Toray                               32,000           155
   Tostem                               5,000            96
   Toto                                12,700            97
   Toyo Engineering*                    6,000             7
   Trans Cosmos                           300            14
   Toyo Seikan Kaisha                   6,300           119
   Toyoda Automatic Loom                5,000            89
   Toyota Motor                        58,000         1,573
   Ube Industries                      31,000            58
   Uny                                  4,000            60
   Yamaha                               6,000            61
   Yamaichi Securities*                15,000            --
   Yamanouchi Pharmaceutical            8,000           274
   Yamato Transport                     5,000            82
   Yasuda Trust & Banking*             56,000            67
                                                  ---------
                                                     27,798
                                                  ---------
MALAYSIA (0.8%) (1)
   Rothmans of Pall Mall               13,000            96
   Telekom Malaysia                    80,000           274
   Tenaga Nasional                    134,000           305
                                                  ---------
                                                        675
                                                  ---------
NETHERLANDS (2.4%)
   ABN Amro Holding                     6,040           134
   Aegon                                1,947           157
   Ahold                                  905            32
   Akzo Nobel                           1,180            49
   Buhrmann                               768            13
   Heineken                             1,599            89
   ING Groep                            4,204           225
   KPN                                  2,386           115
   Philips Electronics                  2,517           226

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                           SHARES     VALUE (000)
------------------------------------------------------------------------------------
NETHERLANDS--CONTINUED
   Royal Dutch Petroleum                    9,620     $  536
   TNT Post Group                           2,086         52
   Unilever                                 2,844        189
   Wolters Kluwer                           2,288         92
                                                      ------
                                                       1,909
                                                      ------
NEW ZEALAND (0.4%)
   Carter Holt Harvey                     101,800        117
   Telecom of New Zealand                  46,100        199
                                                      ------
                                                         316
                                                      ------
NORWAY (1.0%)
   Bergesen, Cl A                           4,850         73
   Christiana Bank                         30,500        123
   Den Norske Bank, Cl B                   34,600        120
   Hafslund Nycomed, Cl B                   2,200          9
   Kvaerner*                                2,500         41
   Kvaerner Rights*                         1,400          1
   Norsk Hydro                              6,525        257
   Orkla, Cl A                              8,600        136
   Uni Storebrand*                          9,987         67
                                                      ------
                                                         827
                                                      ------
PORTUGAL (0.5%)
   Banco Comercial Portugues                4,463        122
   Electricidade de Portugal                7,440        135
   Portugal Telecom                         4,072        184
   Soares Da Costa*                         2,528          8
                                                      ------
                                                         449
                                                      ------
SINGAPORE (0.8%)
   Development Bank of Singapore `F'        2,000         21
   Overseas Chinese Bank                   27,000        211
   Singapore International Airlines, `F'   28,000        250
   Singapore Telecommunications           105,000        177
                                                      ------
                                                         659
                                                      ------
SPAIN (3.7%)
   Argentaria                               6,500        146
   Autopistas CESA                          9,104        116
   Banco Bilbao Vizcaya                    24,311        351
   Banco Santander Central Hispano         28,592        597
   Dragados Construccion                    5,100         59
   Endesa                                  10,000        213
   Formento de Construcciones y
     Contratas                                900         52
   Gas Natural                              1,650        128
   Iberdrola                               11,159        160
   Mapfre                                   3,800         79
   Repsol                                  14,543        263
   Sociedad General Aguas de
     Barcelona                              1,474         78
   Tabacalera, Cl A                         4,150         81



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
SPAIN--CONTINUED
   Telefonica de Espana                12,088     $  580
   Union Electrica Fenosa               4,282         56
                                                  ------
                                                   2,959
                                                  ------
SWEDEN (1.4%)
   ABB, Cl A                            4,900         67
   AstraZeneca                          3,817        150
   Diligentia                           1,350         10
   Drott, Cl B                          1,400         12
   Electrolux                           3,300         64
   Ericsson, Cl B                      10,100        270
   ForeningsSparbaken, Cl A             3,000         61
   Granges                                550          9
   Hennes & Mauritz, Cl B               6,800        153
   Skandinaviska  Enskilda Banken       4,300         52
   Skanska, Cl B                        1,400         49
   Svenska Cellulosa, Cl B              2,100         49
   Svenska Handelsbanken, Cl A          1,600         58
   Swedish Match                       16,400         60
   Volvo, Cl B                          2,450         62
                                                  ------
                                                   1,126
                                                  ------
SWITZERLAND (1.6%)
   Adecco                                  50         26
   Credit Suisse Group                    690        120
   Nestle                                 162        291
   Novartis, Registered                   144        209
   Roche Holdings, Bearer                   5         87
   Roche Holdings, Genusschein             15        159
   Swiss Re                                35         66
   Swisscom*                              210         76
   UBS                                    759        220
   Zurich Allied                          110         65
                                                  ------
                                                   1,319
                                                  ------
UNITED KINGDOM (9.5%)
   Abbey National                       7,124        147
   Allied Zurich                        8,498        108
   AstraZeneca Group                    4,255        169
   Associated British Foods             4,109         31
   Barclays Bank                        7,549        229
   Bass                                10,173        150
   BG                                  18,252        100
   Blue Circle Industries              12,219         76
   Boots                                7,687        101
   BP Amoco                            45,607        817
   British American Tobacco            10,823         99
   British Sky Broadcasting             9,683         92
   British Telecommunications          30,208        504
   Cable & Wireless                    12,419        153
   Cadbury Schweppes                   22,149        150
   Centrica*                           20,906         42

SCHEDULEOFINVESTMENTS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999

INTERNATIONAL EQUITY INDEX FUND--CONCLUDED





--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM --CONTINUED
   CGU                                  8,305     $  121
   Diageo                              18,459        194
   General Electric                    18,477        175
   Glaxo Wellcome                      15,591        438
   Granada Group                        7,191        147
   Great Universal Stores               9,649        103
   Halifax                             19,993        258
   Hanson                               7,986         72
   HSBC Holdings                        8,842        296
   HSBC Holdings                        4,105        137
   Imperial Chemical                    8,890         98
   Invensys                            46,336        211
   J Sainsbury                         15,927         97
   Kingfisher                           6,674         84
   Legal & General Group               37,656        110
   Lloyds TSB Group                    25,483        337
   Marks & Spencer                     22,886        145
   National Power                       8,684         68
   Prudential                          13,456        178
   Rentokil Group                      19,812         80
   Reuters Group                        8,867        123
   Rio Tinto                           10,039        147
   RMC Group                            4,283         57
   Royal & Sun Alliance                10,696         88
   Royal Bank of Scotland Group         4,518         96
   Smithkline Beecham                  24,544        320
   Tesco                               42,363        123
   Unilever                            14,448        127
   Vodafone Group                      14,771        282
                                                  ------
                                                   7,680
                                                  ------
Total Foreign Common Stocks
     (Cost $65,129)                               79,358
                                                  ------



--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS (0.7%)
AUSTRALIA (0.2%)
   News Corporation                    22,157     $   169
                                                  -------
GERMANY (0.4%)
   RWE                                  1,280          38
   SAP                                    630         252
   Volkswagen                           1,970          70
                                                  -------
                                                      360
                                                  -------
ITALY (0.1%)
   Fiat                                50,000          77
                                                  -------
Total Foreign Preferred Stocks
     (Cost $438)                                      606
                                                  -------
Total Investments (98.7% )
       (Cost $65,567)                             $79,964
                                                  -------
                                                  -------

(1) THE REPATRIATION OF PROCEEDS RECEIVED FROM THE SALE OF THESE SECURITIES
ARE SUBJECT TO A LEVY DEPENDING UPON THE LENGTH OF TIME THE POSITION HAS BEEN HELD. THIS LEVY IS APPLICABLE TO SECURITIES PURCHASED BEFORE FEBRUARY 15, 1999. THE LEVY RANGES FROM 30% TO 0% AND IS BASED ON THE DATE THE PROCEEDS ARE REPATRIATED. AS A RESULT, THESE SECURITIES ARE BEING TREATED AS ILLIQUID UNTIL SEPTEMBER 1, 1999, WHEN THE LEVY IS NO LONGER IN EFFECT.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (58.7%)
   STI Classic Capital Appreciation
     Fund, Trust Class              1,028,515       $17,094
   STI Classic Growth & Income
     Fund, Trust Class              1,606,704        25,852
   STI Classic Small Cap Growth
     Stock Fund, Trust Class          604,900         8,807
                                                  ------------
Total Equity Funds
     (Cost $45,999)                    51,753
                                                  ------------
FIXED INCOME FUNDS (36.8%)
   STI Classic Investment Grade
     Bond Fund, Trust Class         1,694,503        17,555
   STI Classic Short Term Bond
     Fund, Trust Class                443,271         4,393
   STI Classic U.S. Government
     Securities Fund, Trust Class   1,025,059        10,538
                                                  ------------
Total Fixed Income Funds
     (Cost $33,196)                    32,486
                                                  ------------
MONEY MARKET FUND (4.5%)
   STI Classic Prime Quality Money
     Market Fund, Trust Class       3,958,202         3,958
                                                  ------------
Total Money Market Fund
     (Cost $3,958)                      3,958
                                                  ------------
Total Investments (100.0% )
   (Cost $83,153)                      88,197
                                                  ------------
OTHER ASSETS AND LIABILITIES, NET (0.0%)   (9)
                                                  ------------
NET ASSETS:
Fund Shares of Trust Class
   (unlimited authorization --
   no par value) based on
   8,167,633 outstanding shares                      81,210
Undistributed net investment income                     185
Accumulated net realized gain
   on investments                                     1,749
Net unrealized appreciation on investments            5,044
                                                  ------------
Total Net Assets 100.0%               $88,188
                                                  ------------
                                                  ------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                      $ 10.80
                                                  ------------
                                                  ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999


LIFE VISION GROWTH AND INCOME PORTFOLIO


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
EQUITY FUNDS (69.7%)
   STI Classic Capital Appreciation
     Fund, Trust Class                260,334       $ 4,327
   STI Classic Growth & Income
     Fund, Trust Class                474,419         7,633
   STI Classic Small Cap Growth
     Stock Fund, Trust Class          229,699         3,345
                                                  ---------
Total Equity Funds
     (Cost $13,847)                    15,305
                                                  ---------
FIXED INCOME FUNDS (27.4%)
   STI Classic Investment Grade
     Bond Fund, Trust Class           321,684         3,333
   STI Classic Short-Term Bond
     Fund, Trust Class                112,229         1,112
   STI Classic U.S. Government
     Securities Fund, Trust Class     151,500         1,557
                                                  ---------
Total Fixed Income Funds
     (Cost $6,115)                      6,002
                                                  ---------
MONEY MARKET FUND (3.0%)
   STI Classic Prime Quality Money
     Market Fund, Trust Class         655,867           656
                                                  ---------
Total Money Market Fund
     (Cost $656)                          656
                                                  ---------
Total Investments (100.1% )
   (Cost $20,618)                      21,963
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (-0.1%) (13)
                                                  ---------
NET ASSETS:
Fund Shares of Trust Class
   (unlimited authorization --
   no par value) based on 2,124,432
   outstanding shares                                20,565
Undistributed net investment income                       2
Accumulated net realized gain
   on investments                                        38
Net unrealized appreciation on investments            1,345
                                                  ---------
Total Net Assets 100.0%               $21,950
                                                  ---------
                                                  ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                   $ 10.33
                                                  ---------
                                                  ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

--------------------------------------------------------------------------------



LIFE VISION MAXIMUM GROWTH PORTFOLIO


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

EQUITY FUNDS (90.1%)
   STI Classic Capital Appreciation
     Fund, Trust Class                334,348       $ 5,557
   STI Classic Growth & Income
     Fund, Trust Class                464,213         7,469
   STI Classic Small Cap Growth
     Stock Fund, Trust Class          262,172         3,817
                                                  ---------
Total Equity Funds
     (Cost $15,000)                    16,843
                                                  ---------
MONEY MARKET FUND (9.8%)
   STI Classic Prime Quality Money
     Market Fund, Trust Class       1,835,878         1,836
                                                  ---------
Total Money Market Fund
     (Cost $1,836)                      1,836
                                                  ---------
Total Investments (99.9% )
   (Cost $16,836)                      18,679
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (0.1%)   20
                                                  ---------
NET ASSETS:
Fund Shares of Trust Class
   (unlimited authorization --
   no par value) based on
   1,653,936 outstanding shares                      16,789
Undistributed net investment income                       5
Accumulated net realized gain
   on investments                                        62
Net unrealized appreciation on investments            1,843
                                                  ---------
Total Net Assets 100.0%               $18,699
                                                  ---------
                                                  ---------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                   $ 11.31
                                                  ---------
                                                  ---------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999


MID-CAP EQUITY FUND


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (90.2%)
BASIC MATERIALS (1.1%)
   Stillwater Mining*                 100,800       $ 3,219
                                                  ---------
CAPITAL GOODS (6.2%)
   Allied Waste Industries*           438,700         8,171
   Herman Miller                      226,600         4,574
   Watsco                             263,800         5,095
                                                  ---------
                                                     17,840
                                                  ---------
CONSUMER CYCLICALS (14.4%)
   BJ's Wholesale Club*               211,300         5,494
   Ethan Allen Interiors*             203,400         6,483
   Family Dollar Stores               372,100         8,302
   Just for Feet*                     131,900         1,006
   Men's Wearhouse*                   364,850         9,315
   Ralph Lauren*                      212,200         4,377
   Staff Leasing*                     230,000         2,602
   Tandy                               48,600         4,009
                                                  ---------
                                                     41,588
                                                  ---------
CONSUMER STAPLES (17.9%)
   Avis Rent A Car*                   118,300         3,394
   CBRL Group                          96,900         1,678
   Dial                                64,000         2,000
   Flowers Industries                 247,600         5,509
   Imax*                              333,300         7,333
   Interstate Bakeries                274,800         6,011
   Keebler Foods*                      76,200         2,553
   McCormick                          158,900         4,827
   Nordstrom                           53,100         1,885
   Norrell                            143,300         2,660
   Papa John's International*         155,500         6,142
   US Foodservice*                    177,500         7,899
                                                  ---------
                                                     51,891
                                                  ---------
ENERGY (6.4%)
   Anadarko Petroleum                  84,800         3,180
   Ensco International                115,900         2,057
   Ensearch Exploration*              106,932           728
   Global Marine*                     144,800         2,036
   Nabors Industries*                 105,100         2,102
   National-Oilwell*                   51,300           619
   Precision Drilling*                 84,500         1,537
   Smith International*                75,300         3,257
   Tosco                               35,000           895
   Weatherford International*          65,000         2,145
                                                  ---------
                                                     18,556
                                                  ---------
FINANCE (11.4%)
   Colonial Bancgroup                 317,100         4,083
   Dime Bancorp*                      182,000         3,708
   First Security                     188,062         3,561


--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
FINANCE--CONTINUED
   First Virginia Banks                73,700       $ 3,662
   Hibernia, Cl A                     298,500         4,254
   North Fork Bancorporation          268,500         5,722
   Peoples Heritage                   207,700         3,894
   Western Bancorp                     96,700         3,934
                                                  ---------
                                                     32,818
                                                  ---------
HEALTH CARE (12.5%)
   Acuson*                            148,000         2,294
   Centocor*                           66,600         2,893
   Forest Laboratories*               131,700         6,272
   Jones Pharmaceuticals              100,300         3,567
   Mylan Laboratories                 218,700         5,550
   Quintiles Transnational*           177,300         7,203
   Renal Care*                        129,700         3,599
   Watson Pharmaceuticals*            121,300         4,647
                                                  ---------
                                                     36,025
                                                  ---------
TECHNOLOGY (19.4%)
   ADC Telecommunications*            126,100         6,163
   Ceridian*                          167,900         5,541
   Citrix Systems*                     71,600         3,540
   Fiserv*                            158,850         5,957
   Flextronics International*          69,200         3,460
   Intuit*                             35,900         2,921
   New Era of Networks*                72,700         3,235
   Nova*                              127,430         2,835
   Sanmina*                            63,200         4,739
   Sawtek*                            165,800         6,570
   Siebel Systems*                     67,100         3,055
   SkyTel Communications*              46,800           951
   Teradyne*                          136,800         7,225
                                                  ---------
                                                     56,192
                                                  ---------
TRANSPORTATION (0.9%)
   CNF Transportation                  65,600         2,722
                                                  ---------
Total Common Stocks
     (Cost $232,453)                                260,851
                                                  ---------
PREFERRED STOCKS (2.2%)
COMMUNICATION SERVICES (2.2%)
   Adelphia Communications,
     CV to 2.4555 shares*              16,700         3,673
   Skytel Communications,
     CV to 1.1111 shares*              83,900         2,569
                                                  ---------
Total Preferred Stocks
     (Cost $5,870)                                    6,242
                                                  ---------

--------------------------------------------------------------------------------



MID-CAP EQUITY FUND--CONCLUDED


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)     VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (3.4%)
   Chiron,
     CV to 34.59 shares, Callable
     08/16/99 @ 95.08 (B)
     1.900%, 11/17/00                  $2,500       $ 2,422
   Citrix Systems,
     CV to 7.0306 shares, Callable
     03/22/04 @ 45.96 (A) (B)*
     0.000%, 03/22/19*                  8,700         3,491
   Sanmina,
     CV to 11.278 shares, Callable
     05/06/02 @ 101.70 (B)
     4.250%, 05/01/04                   1,750         1,925
   Sepracor,
     CV to 21.111 shares, Callable
     02/18/01 @ 103.57
     6.250%, 02/15/05                   1,235         1,896
                                                  ---------
Total Convertible Bonds
     (Cost $9,406)                      9,734
                                                  ---------
REPURCHASE AGREEMENT (1.9%)
   Deutsche Bank
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase price
     $5,633,784 (collateralized by
     U.S. Treasury Notes:
     total market value
     $5,743,770) (D)                   $5,631         5,631
                                                  ---------
Total Repurchase Agreement
     (Cost $5,631)                                    5,631
                                                  ---------
Total Investments (97.7% )
   (Cost $253,360)                                  282,458
                                                  ---------
OTHER ASSETS AND LIABILITIES, NET (2.3%)              6,631
                                                  ---------



--------------------------------------------------------------------------------

                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 20,034,481 outstanding shares of
   beneficial interest                             $214,160
Fund shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 1,538,670 outstanding shares of
   beneficial interest                               17,043
Fund shares of the Flex Class
   (unlimited authorization -- no par value)
   based on 1,298,359 outstanding shares of
   beneficial interest                               16,595
Undistributed net investment income                       3
Accumulated net realized gain on investments         12,190
Net unrealized appreciation on investments           29,098
                                                ------------
Total Net Assets 100.0%                            $289,089
                                                ------------
                                                ------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Trust Shares                   $ 12.68
                                                ------------
                                                ------------
Net Asset Value and Redemption Price
   Per Share-- Investor Shares                      $ 12.50
                                                ------------
                                                ------------
Maximum Offering Price Per Share --
   Investor Shares ($12.50 / 96.25%)                $ 12.99
                                                ------------
                                                ------------
Net Asset Value, Offering and Redemption
   Price Per Share-- Flex Shares (1)                $ 12.17
                                                ------------
                                                ------------

   (1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  MAY 31, 1999


SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCKS (89.4%)
BASIC MATERIALS (11.0%)
   Calgon Carbon                      554,300       $ 3,153
   Carpenter Technology               244,300         6,963
   Commonwealth Industries            138,700         1,491
   HB Fuller                           18,700         1,187
   Lilly Industries, Cl A             362,400         6,908
   Quixote                            182,000         2,343
   Texas Industries                   246,400         8,963
   Wausau-Mosinee Paper               232,700         4,189
                                               ------------
                                                     35,197
                                               ------------
CAPITAL GOODS (13.4%)
   Ameron                              18,100           779
   American Woodmark                  126,200         4,654
   Belden                             149,200         3,516
   Furon                              195,900         3,575
   Gerber Scientific                  208,500         4,874
   Kaman                              249,500         3,306
   Kaydon                              65,400         2,179
   Lindberg                           172,700         2,008
   LSI Industries                     182,400         4,053
   Pittway, Cl A                      162,200         4,562
   Precision Castparts                157,700         6,387
   Smith (A.O.)                       137,000         3,339
                                               ------------
                                                     43,232
                                               ------------
CONSUMER CYCLICALS (19.5%)
   Angelica                           141,200         2,392
   Bush Industries                    396,300         5,870
   Chemed                              99,000         3,211
   Harman International               220,900         9,802
   Heilig-Meyers                      979,600         6,796
   Interface                        1,168,900         9,059
   K2                                 282,400         2,806
   Midas                              101,500         3,178
   Oshkosh Truck                       92,900         3,693
   Pep Boys                           173,400         3,273
   Pillowtex                          245,100         3,983
   Sturm Ruger                        177,200         1,982
   Tag Heuer International ADR        349,500         3,189
   Toro                               102,600         3,444
                                               ------------
                                                     62,678
                                               ------------
CONSUMER STAPLES (20.3%)
   Bowne & Company                    298,700         5,003
   Ingles Markets, Cl A               237,000         2,903
   Norrell                            825,800        15,329
   Pittston Services Group             44,000         1,254
   Polaroid                           605,700        12,795
   Smucker (J.M.), Cl B                58,200         1,018
   Standard Register                  228,300         6,792



--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES--CONTINUED
   Universal Foods                    335,700       $ 7,700
   WD-40                              107,900         2,772
   Wolverine World Wide               537,100         7,251
   York Group                         320,200         2,482
                                               ------------
                                                     65,299
                                               ------------
ENERGY (0.7%)
   Fletcher Challenge Energy ADR       95,700         2,321
                                               ------------
FINANCIALS (8.3%)
   Administradora de Fondos de
     Pensiones Provida ADR            118,300         2,410
   Banco Latinamericano
     de Exportaciones                  78,700         2,238
   Chicago Title                      107,000         3,939
   Downey Financial                    74,600         1,641
   Klamath First Bancorp              130,100         2,065
   Scottish Annuity & Life            326,500         3,183
   Seacoast Banking of Florida         59,000         1,947
   Stirling Cooke Brown Holdings      116,500           481
   Student Loan                        97,300         3,886
   West Coast Bancorp                 128,800         2,246
   Westerfed Financial                159,200         2,657
                                               ------------
                                                     26,693
                                               ------------
HEALTH CARE (6.3%)
   Block Drug, Cl A                    70,502         2,626
   Medeva PLC ADR                     570,900         4,139
   Mentor                             651,600        10,385
   Vital Signs                        154,100         2,957
                                               ------------
                                                     20,107
                                               ------------
TECHNOLOGY (1.8%)
   Innovex                            222,300         2,973
   Pioneer-Standard Electronics       289,000         2,836
                                               ------------
                                                      5,809
                                               ------------
TRANSPORTATION (6.0%)
   Bandag                             176,200         6,068
   Knightsbridge Tankers Limited      176,100         3,170
   Pittston Burlington                 26,000           281
   Sea Containers                     259,600         8,761
   Western Star Truck Holdings         53,600           884
                                               ------------
                                                     19,164
                                               ------------
UTILITIES (2.1%)
   NUI                                182,000         4,527
   United Water Resources             108,400         2,358
                                               ------------
                                                      6,885
                                               ------------
Total Common Stocks
     (Cost $303,154)                                287,385
                                               ------------



                                       56




--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (14.2%)
   Deutsche Bank
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $47,819,808
     (collateralized by FHLMC
     obligation: total market
     value $46,771,137) (D)           $45,795     $ 45,795
                                               ------------
Total Repurchase Agreement
     (Cost $45,795)                                 45,795
                                              ------------
Total Investments (103.6%)
   (Cost $348,949)                                 333,180
                                              ------------
OTHER ASSETS AND LIABILITIES, NET
   (-3.6%)                                         (11,731)
                                              ------------
NET ASSETS:
Fund shares of the Trust Class (unlimited
   authorization -- no par value) based
   on 31,125,084 outstanding shares of
   beneficial interest                             356,281
Fund shares of the Flex Class (unlimited
   authorization -- no par value) based on
   2,016,491 outstanding shares of
   beneficial interest                              28,964
Undistributed net investment income                    587
Accumulated net realized loss on
   investments                                     (48,614)
Net unrealized depreciation on
   investments                                     (15,769)
                                              ------------
Total Net Assets 100.0%                           $321,449
                                              ------------
                                              ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Trust Shares                             $ 9.70
                                              ------------
                                              ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Flex Shares (1)                         $  9.65
                                              ------------
                                              ------------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
        FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  MAY 31, 1999


SMALL CAP GROWTH STOCK FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
BASIC MATERIALS (6.9%)
   Alpha Industries*                   23,000        $  801
   Astec Industries*                   23,660           884
   Bel Fuse, Cl A*                     25,800           851
   Boise Cascade                       37,000         1,466
   Centex Construction Products        23,020           826
   Florida Rock Industries             10,000           399
   Granite Construction                24,000           673
   Jacobs Engineering Group*           10,300           383
   LTV                                 45,000           276
   NCI Building Systems*               47,570         1,201
   Solutia                             35,000           785
   Stillwater Mining*                  36,500         1,166
   US Liquids*                         20,900           376
   U.S. Plastics Lumber                90,000           816
                                               ------------
                                                     10,903
                                               ------------
CAPITAL GOODS (15.1%)
   AFC Cable Systems*                  37,085         1,275
   American Woodmark                   18,000           664
   Anaren Microwave*                   38,400           823
   Avondale Industries*                20,000           730
   Borg-Warner Automotive              13,000           721
   Briggs & Stratton                   11,800           737
   Concord Communications*             21,000           934
   Corsair Communications*             20,000            91
   Crane                               15,000           451
   DM Management*                      25,000           403
   Dycom Industry*                     29,475         1,422
   Elcor                               19,130           772
   Genesis Microchip*                  58,100         1,053
   Intervoice*                         93,000         1,035
   Kellstrom Industries*               14,000           254
   Manitowoc                           20,722           705
   Miami Computer Supply*              39,550           744
   Mobile Mini*                        68,000           897
   Motivepower Industries*             27,150           460
   National R.V. Holdings*             31,470           808
   Navistar International*             30,000         1,481
   Simpson Manufacturing*              19,500           865
   Sps Technologies*                   12,070           511
   Syncor International*               32,000         1,088
   Transwitch*                         27,500         1,272
   UNIFAB International*               49,000           505
   United Stationers*                  33,000           619
   Universal Corp.                     15,000           392
   USG                                  7,775           440
   Varian Medical Associates*          15,000           282
   Varlen                              39,176         1,479
                                               ------------
                                                     23,913
                                               ------------


--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATION SERVICES (3.1%)
   Broadvision*                        20,000      $  1,040
   Flashnet Communications*            11,000           217
   Genesys Telecom Labs*               52,000         1,202
   Gilat Communications Limited*       54,500           804
   Polycom*                            61,695         1,581
                                               ------------
                                                      4,844
                                               ------------
CONSUMER CYCLICALS (25.1%)
   American Eagle Outfitters*          27,000         1,102
   Analytical Surveys*                 25,500           625
   Ann Taylor Stores*                  26,500         1,144
   Arvin Industries                    23,000           903
   Brinker International*              22,985           645
   Buckle*                             54,865         1,519
   CDW Computer Centers*               19,000           826
   Centex                              18,000           667
   Chicos*                             50,000         1,134
   Claire's Stores                     35,000         1,024
   Consolidated Graphics*              16,310           752
   Cost Plus*                          25,000           934
   Craftmade International             46,640           624
   Cutter & Buck*                      25,760           763
   DR Horton                           75,800         1,289
   Delia's*                            19,000           252
   Dollar Tree Stores*                 29,000           975
   Empi*                               12,000           294
   First Years                         24,010           384
   Foodmaker*                          20,000           540
   Fossil*                             32,530         1,364
   Gentex*                             27,000           811
   Jakks Pacific*                      30,000           831
   K-Swiss, Cl A                       46,740         2,682
   La-Z-Boy                            26,800           533
   Labor Ready*                        29,500         1,051
   Liberty Property Trust              25,270           610
   Mohawk Industries*                  36,115         1,052
   Monaco Coach*                       37,510         1,125
   Movado Group                         9,175           221
   Oshkosh B'gosh, Cl A                16,655           327
   Oshkosh Truck                        6,000           238
   Pre Paid Legal Services*            10,000           266
   Programmer's Paradise*               8,000            86
   Quiksilver*                         34,000           969
   Racing Champions*                   64,000         1,096
   Rare Hospitality International*     24,000           552
   Salton/Maxim Housewares*            21,500           919
   Southdown                           24,900         1,578
   Standard Pacific                    54,145           711
   Steven Madden Ltd*                  81,365           870
   Superior Industries International   27,000           673
   Tarrant Apparel Group*              33,330         1,010


                                     58



--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
   Triumph Group*                      23,395       $   716
   Urs*                                28,325           697
   Wet Seal, Cl A*                     17,000           472
   Winnebago Industries                54,000           891
   Zale*                               28,000         1,080
                                               ------------
                                                     39,827
                                               ------------
CONSUMER STAPLES (4.8%)
   Canandaigua Wine, Cl A*             13,100           652
   Earthgrains                         20,000           469
   Flowers Industries                  44,600           992
   Mail-Well*                          65,000           963
   Papa John's International*          38,900         1,537
   Rent-A-Center*                      35,000           903
   Smithfield Foods*                   43,000         1,148
   Suiza Foods*                        25,000           916
                                               ------------
                                                      7,580
                                               ------------
ENERGY (2.3%)
   Eagle Geophysical*                   1,280             4
   Oceaneering International*          50,000           772
   Santa Fe Snyder Corp*               80,000           680
   Seacor Holdings*                     3,000           149
   Seitel*                             40,000           632
   Transocean Offshore                 61,800         1,522
                                               ------------
                                                      3,759
                                               ------------
FINANCIALS (7.6%)
   American Heritage                   39,300           914
   Amerin*                             21,057           566
   Annuity & Life Re Holdings          12,000           309
   Bank of Commerce/San Diego          16,000           312
   Corporate Executive Board*          17,000           498
   Cullen/Frost Bankers                 9,550           537
   Dime Community Bancorp              35,200           779
   Doral Financial                     42,000           709
   E.W. Blanch Holdings                16,900         1,082
   Enhance Financial Services Group    30,000           587
   Financial Security Assurance
     Holdings                           7,385           419
   Fremont General                     55,000         1,165
   Investment Technology Group         16,880           748
   NVR*                                13,975           673
   PFF Bancorp*                        32,000           580
   Pilgrim America Cap Corp*           19,600           390
   Protective Life                     38,000         1,375
   Ryland Group                        16,165           450
                                               ------------
                                                     12,093
                                               ------------
HEALTH CARE (8.2%)
   Alpharma, Cl A                      24,000           640
   Barr Laboratories*                  18,475           609



--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Biomatrix*                          28,000        $  857
   Capital Senior Living*              70,000           761
   Colorado Medtech*                   65,340           923
   D&K Healthcare Resources*           24,400           576
   Interim Services*                   35,000           763
   Ivax*                               40,000           537
   Laser Vision Centers*               15,000           855
   Liposome*                           78,000         1,116
   Optical Coating Laboratories         3,000           195
   Osteotech*                          23,917           849
   Rehabcare Group*                    33,000           710
   Resmed*                             43,000         1,207
   Roberts Pharmaceutical*             63,000         1,197
   Steris*                             25,000           414
   Trigon Healthcare*                  15,000           572
   Varian                              15,000           150
                                               ------------
                                                     12,931
                                               ------------
TECHNOLOGY (19.1%)
   American Management Systems*        25,000           794
   Business Objects ADR*               30,000           862
   Checkpoint Software*                20,000           885
   Ciber*                              52,230         1,120
   Commscope*                          50,000         1,313
   Computer Network Technology*        29,000           732
   Cordant Technologies                18,000           873
   Cybex Computer Products*            61,944         1,405
   Electronic Arts*                    16,000           783
   Fair Isaac                           5,000           164
   Flextronics International*           7,000           350
   4front Technologies*                60,000           600
   Henry (Jack) & Associates            7,000           247
   Herley Industries*                  52,000           673
   Hyperion Telecommunications,
     Cl A*                             60,000         1,013
   Insight Enterprises*                38,557           978
   Javelin Systems*                    60,000           776
   Kronos*                             29,200         1,081
   Landmark Systems*                   24,000           231
   Mastech*                            62,900         1,207
   Metamor Worldwide*                  27,000           739
   Micros Systems*                     40,000         1,250
   Overland Data*                      65,000           423
   Pinnacle Systems*                   19,000           984
   Perot Systems, Cl A*                14,800           401
   Powerhouse Technologies*            15,000           278
   Progress Software*                  66,930         1,744
   Quantum*                            20,000           396
   Sunquest*                           44,000           578



STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS  MAY 31, 1999

SMALL CAP GROWTH STOCK FUND--CONCLUDED

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY--CONTINUED
   Sybase*                             55,000      $    533
   Sykes Enterprises*                  10,435           325
   T-HQ*                               46,290         1,091
   Talk.com*                           25,000           259
   Technomatrix Technologies*          51,000           854
   Timberline Software                 54,000           918
   USWeb*                              25,000           634
   Varian Semiconductor Equiptment*    15,000           187
   Xircom*                             52,000         1,313
   Zomax*                              41,000         1,081
                                               ------------
                                                     30,075
                                               ------------
TRANSPORTATION (6.2%)
   Aeroflex*                           61,000           888
   Alaska Airgroup*                    10,000           415
   American Freightways*               82,500         1,444
   Amtran Inc*                         14,525           341
   Atlas Air*                          48,000         1,290
   Eagle USA Airfreight*                9,000           424
   Forward Air*                        10,000           274
   Frontier Airlines*                  62,000           961
   Landstar System*                    10,000           376
   Skywest                             38,680           899
   Swift Transportation*               45,000           823
   USFreightways                       43,300         1,706
                                               ------------
                                                      9,841
                                               ------------
UTILITIES (1.2%)
   El Paso Electric*                   80,000           685
   Kinder Morgan Energy Partners       18,000           671
   Public Service of North Carolina     5,000           145
   Public Service of New Mexico        20,000           415
                                               ------------
                                                      1,916
                                               ------------
Total Common Stocks
     (Cost $144,302)                                157,682
                                               ------------
REPURCHASE AGREEMENT (2.9%)
   Morgan Stanley
     4.80%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $4,658,357
     (collateralized by various FNMA
     obligations: total market
    value $4,767,582) (D)             $ 4,656         4,656
                                               ------------
Total Repurchase Agreement
     (Cost $4,656)                                    4,656
                                               ------------
Total Investments (102.5% )
   (Cost $148,958)                                  162,338
                                               ------------
OTHER ASSETS AND LIABILITIES, NET
   (-2.5%)                                           (3,890)
                                               ------------

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
 (unlimited authorization -- no par value)
 based on 10,464,063 outstanding shares of
 beneficial interest                               $137,985
Fund shares of the Flex Class
 (unlimited authorization -- no par value)
 based on 425,752 outstanding shares of
   beneficial interest                                6,037
Accumulated net realized gain on
   investments                                        1,046
Net unrealized appreciation on
   investments                                       13,380
                                               ------------
Total Net Assets 100.0%                            $158,448
                                               ------------
                                               ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Trust Shares                             $ 14.55
                                               ------------
                                               ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Flex Shares (1)                          $ 14.46
                                               ------------
                                               ------------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
          FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

--------------------------------------------------------------------------------

SUNBELT EQUITY FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.0%)
CAPITAL GOODS (11.9%)
   Artesyn Technologies*              122,296       $ 2,584
   Blount International               133,355         3,717
   Kellstrom Industries*              169,924         3,080
   Maverick Tube*                     175,995         2,277
   Miller Industries*                 435,896         2,098
   National Service Industries         41,874         1,541
   Palm Harbor Homes*                 150,106         3,227
   Sensormatic Electronics            104,358         1,396
   Tristar Aerospace*                  80,923           749
   UNIFAB International*              331,835         3,422
   Watsco                             106,090         2,049
                                               ------------
                                                     26,140
                                               ------------
COMMUNICATION SERVICES (3.7%)
   Alltel                              40,176         2,880
   MCI WorldCom*                       39,356         3,399
   Superior TeleCom                    58,516         1,734
                                               ------------
                                                      8,013
                                               ------------
CONSUMER CYCLICALS (17.8%)
   AHL Services*                      118,826         3,149
   Central Parking                     40,931         1,330
   Circuit City                        58,725         4,217
   Dollar General                      75,487         2,005
   Family Dollar Stores               124,318         2,774
   Lowe's Companies                    63,365         3,291
   Modis Professional Services*       189,582         2,796
   O'Charleys*                        157,453         2,057
   Pier 1 Imports                     156,478         1,731
   Policy Management Systems*          66,492         2,419
   Quest Education*                   211,639         2,381
   Rare Hospitality International*     77,431         1,781
   Tandy                               64,310         5,306
   Tractor Supply*                     44,927         1,337
   Trex*                               48,519         1,064
   V.F.                                27,688         1,274
                                               ------------
                                                     38,912
                                               ------------
CONSUMER STAPLES (6.1%)
   Flowers Industries                 108,415         2,412
   Outback Steakhouse*                113,665         4,078
   Sonic*                             247,259         6,807
                                               ------------
                                                     13,297
                                               ------------
ENERGY (18.4%)
   Anadarko Petroleum                 117,354         4,401
   BJ Services*                       179,297         4,942
   Core Laboratories N.V.*            245,141         3,830
   Diamond Offshore Drilling          128,263         3,495
   Global Industries*                 662,783         7,373

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY--CONTINUED
   Nuevo Energy*                      140,422      $  2,141
   Oceaneering International*         111,937         1,728
   Stone Energy*                      185,441         6,989
   Transocean Offshore                124,176         3,058
   World Fuel Services                174,223         2,254
                                               ------------
                                                     40,211
                                               ------------
FINANCIALS (15.9%)
   Capital One Financial               26,774         4,035
   CCB Financial                       60,942         3,287
   Cullen/Frost Bankers                26,492         1,490
   Fairfield Communities*             565,607         8,979
   First Tennessee National            58,712         2,418
   Nova*                              272,816         6,070
   Profit Recovery Group
     International*                   146,974         5,410
   Texas Regional Bancshares, Cl A     42,200         1,145
   Triad Guaranty*                    129,583         1,976
                                               ------------
                                                     34,810
                                               ------------
HEALTH CARE (3.1%)
   Cryolife*                          274,510         3,397
   Orthodontic Centers of America*     66,962           808
   Rexall Sundown*                    145,521         2,483
                                               ------------
                                                      6,688
                                               ------------
TECHNOLOGY (17.7%)
   Acxiom*                            155,822         4,207
   Benchmark Electronics*             214,785         6,444
   Cybex Computer Products*           127,104         2,884
   Datastream Systems*                188,213         2,282
   Dell Computer*                      65,224         2,246
   National Data                       48,242         2,270
   National Instruments*               29,351         1,117
   SCB Computer Technology*           795,788         5,123
   Scientific-Atlanta                  65,225         2,303
   Sterling Commerce*                  33,867         1,317
   Sterling Software*                  53,374         1,298
   Sykes Enterprises*                 160,921         5,009
   Texas Instruments                   20,939         2,290
                                               ------------
                                                     38,790
                                               ------------
TRANSPORTATION (3.4%)
   Covenant Transportation, Cl A*     114,180         1,370
   Hunt J B Transportation Services    93,873         1,584
   Union Pacific                       48,129         2,746
   USA Truck*                         186,915         1,706
                                               ------------
                                                      7,406
                                               ------------
Total Common Stocks
     (Cost $166,276)                                214,267
                                               ------------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999


SUNBELT EQUITY FUND--CONCLUDED

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.1%)
   Deutsche Bank
     4.78%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $319,543 (collateralized
     by various U.S. Treasury
     obligations: total market value
     $326,219) (D)                      $319        $   319
                                               ------------
Total Repurchase Agreement
     (Cost $319)                                        319
                                               ------------
Total Investments (98.1% )
       (Cost $166,595)                              214,586
                                               ------------
OTHER ASSETS AND LIABILITIES, NET
   (1.9%)                                             3,973
                                               ------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 17,784,188 outstanding shares of
   beneficial interest                              166,929
Fund shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 1,574,615 outstanding shares of
   beneficial interest                               14,344
Fund shares of the Flex Class
   (unlimited authorization -- no par value)
   based on 416,394 outstanding shares of
   beneficial interest                                5,998
Accumulated net realized loss on
   investments                                      (16,703)
Net unrealized appreciation on
   investments                                       47,991
                                               ------------
Total Net Assets 100.0%                            $218,559
                                               ------------
                                               ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Trust Shares                            $  11.09
                                               ------------
                                               ------------
Net Asset Value and Redemption
   Price Per Share-- Investor Shares               $  10.76
                                               ------------
                                               ------------
Maximum Offering Price Per Share --
   Investor Shares ($10.76 / 96.25%)               $  11.18
                                               ------------
                                               ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Flex Shares (1)                         $  10.55
                                                -----------
                                                -----------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
         FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

--------------------------------------------------------------------------------

TAX SENSITIVE GROWTH STOCK FUND

--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (93.7%)
BASIC MATERIALS (2.5%)
   Alcoa                               57,773       $ 3,178
   E. I. DuPont de Nemours             64,744         4,237
                                               ------------
                                                      7,415
                                               ------------
CAPITAL GOODS (8.6%)
   Applied Materials*                  88,967         4,893
   Caterpillar                         88,957         4,882
   Delphi Automotive Systems           15,267           300
   General Electric                    80,766         8,213
   Minnesota Mining & Manufacturing    42,062         3,607
   United Technologies                 63,618         3,948
                                               ------------
                                                     25,843
                                               ------------
COMMUNICATION SERVICES (6.2%)
   AT&T                               103,622         5,751
   Bell Atlantic                       25,476         1,395
   BellSouth                           31,319         1,478
   GTE                                 43,773         2,760
   MCI WorldCom*                       27,295         2,358
   SBC Communications                  39,059         1,997
   Sprint                              23,376         2,636
                                               ------------
                                                     18,375
                                               ------------
CONSUMER CYCLICALS (8.6%)
   Dollar General                     137,467         3,651
   Ford Motor                          35,064         2,001
   Gap                                 72,295         4,523
   General Motors                      21,844         1,507
   Home Depot                          58,474         3,326
   Office Depot*                       98,208         2,050
   Service International              109,167         2,095
   Wal-Mart Stores                    131,383         5,600
   Walt Disney                         35,447         1,032
                                               ------------
                                                     25,785
                                               ------------
CONSUMER STAPLES (7.9%)
   Coca-Cola                           75,979         5,190
   Gillette                            52,774         2,692
   McDonald's                          42,707         1,644
   Paychex                             74,346         2,203
   PepsiCo                             69,874         2,502
   Philip Morris                      110,504         4,261
   Procter & Gamble                    53,764         5,020
                                               ------------
                                                     23,512
                                               ------------
ENERGY (6.6%)
   Chevron                             32,177         2,982
   Exxon                               71,855         5,739
   Halliburton                         83,077         3,437
   Mobil                               24,985         2,530

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
ENERGY--CONTINUED
   Royal Dutch Petroleum               37,010       $ 2,093
   Schlumberger                        50,696         3,051
                                               ------------
                                                     19,832
                                               ------------
FINANCIALS (15.8%)
   American Express                    30,914         3,746
   American International Group        32,334         3,696
   Bank of America                     46,356         2,999
   Bank One                            68,298         3,863
   Charles Schwab                      52,251         5,529
   Chase Manhattan Bank                41,776         3,029
   Citigroup                           66,640         4,415
   FNMA                                77,975         5,302
   Household International            137,625         5,970
   JP Morgan                           40,206         5,601
   Wells Fargo                         82,150         3,286
                                               ------------
                                                     47,436
                                               ------------
HEALTH CARE (11.5%)
   Abbott Laboratories                 38,921         1,759
   American Home Products              39,026         2,249
   Bristol-Myers Squibb                52,745         3,620
   Eli Lilly                           28,030         2,002
   Healthsouth*                       164,032         2,194
   Johnson & Johnson                   38,481         3,564
   Medtronic                           56,690         4,025
   Merck                               83,958         5,667
   Pfizer                              44,537         4,765
   Schering Plough                     37,119         1,673
   Warner Lambert                      48,834         3,028
                                               ------------
                                                     34,546
                                               ------------
TECHNOLOGY (26.0%)
   Allied Signal                      102,274         5,938
   Cisco Systems*                      78,243         8,529
   Computer Associates                 97,902         4,632
   Compuware*                         221,437         6,878
   Dell Computer*                     136,541         4,702
   EMC*                                52,150         5,195
   Hewlett Packard                     31,302         2,952
   IBM                                 62,790         7,303
   Intel                              133,336         7,209
   Linear Technology                   49,326         2,614
   Lucent Technologies                 71,226         4,051
   Microsoft*                         129,623        10,459
   Monsanto                            58,511         2,428
   Oracle*                             40,000           993
   Texas Instruments                   36,414         3,983
                                               ------------
                                                     77,866
                                               ------------
Total Common Stocks
     (Cost $220,279)                                280,610
                                               ------------



STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999


TAX SENSITIVE GROWTH STOCK
FUND--CONCLUDED


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.6%)
   Morgan Stanley
     4.80%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $25,723,692
     (collateralized by FNMA and
     FHLMC obligations: total market
     value $ 26,240,236) (D)          $25,710      $ 25,710
                                               ------------
Total Repurchase Agreement
     (Cost $25,710)                    25,710
                                               ------------
Total Investments (102.3%)
   (Cost $245,989)                   $306,320
                                               ------------
OTHER ASSETS AND LIABILITIES,
    NET (-2.3%)                        (6,902)
                                               ------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 7,462,354 outstanding shares of
   beneficial interest                              158,983
Fund shares of the Flex Class
   (unlimited authorization -- no par value)
   based on 2,541,837 outstanding shares of
   beneficial interest                               75,210
Accumulated net realized gain on
   investments                                        4,894
Net unrealized appreciation on
   investments                                       60,331
                                               ------------
Total Net Assets 100.0%              $299,418
                                               ------------
                                               ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Trust Shares                             $ 29.96
                                               ------------
                                               ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Flex Shares (1)                          $ 29.85
                                               ------------
                                               ------------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
          FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.


--------------------------------------------------------------------------------

VALUE INCOME STOCK FUND

--------------------------------------------------------------------------------
                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (92.0%)
BASIC MATERIALS (10.7%)
   Allegheny Teledyne               1,143,400     $  23,368
   B.F. Goodrich                      663,400        26,868
   Boise Cascade                      708,000        28,054
   Consolidated Papers                477,500        13,251
   DuPont (EI) de Nemours             297,800        19,487
   Engelhard                          737,300        14,930
   Hercules                           532,800        18,615
   Nalco Chemical                     403,400        13,514
   Reynolds Metals                    307,000        16,329
   Sonoco Products                    751,030        18,776
   Witco Chemical                     277,800         4,861
   Worthington Industries             776,800         9,953
                                               ------------
                                                    208,006
                                               ------------
CAPITAL GOODS (14.7%)
   Cooper Industries                  646,100        32,022
   Corning                            157,600         8,609
   Crown Cork & Seal                  616,300        19,336
   Dana                               385,000        19,876
   Emerson Electric                   430,700        27,511
   Harris                             427,000        16,146
   Hubbell, Cl B                      394,300        16,511
   Minnesota Mining &
     Manufacturing                    258,800        22,192
   National Service Industries        575,700        21,193
   Northrop Grumman                   491,000        33,142
   Pall                               855,400        17,161
   Raytheon, Cl B                     201,500        13,715
   Tenneco                            686,900        16,013
   Thomas & Betts                     557,900        23,885
                                               ------------
                                                    287,312
                                               ------------
COMMUNICATION SERVICES (3.3%)
   Alltel                             206,700        14,818
   GTE                                781,600        49,290
                                               ------------
                                                     64,108
                                               ------------
CONSUMER CYCLICALS (11.1%)
   Albertson's                        399,200        21,357
   American Greetings, Cl A           516,200        14,776
   Genuine Parts                      607,600        20,468
   H & R Block                        648,900        31,269
   J.C. Penney                        757,300        39,143
   Masco                            1,070,700        30,582
   Ryder                              580,000        13,920
   Stanley Works                      656,300        21,371
   TRW                                459,000        22,979
                                               ------------
                                                    215,865
                                               ------------
--------------------------------------------------------------------------------

                                       SHARES     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (14.0%)
   Bestfoods                          610,800     $  30,540
   ConAgra                          1,526,300        39,779
   Dean Foods                         508,400        19,065
   Flowers Industries                 230,900         5,137
   Food Lion, Cl A                    894,000         9,890
   Fort James Corp.                   388,300        14,221
   Fortune Brands                     526,400        21,517
   H.J. Heinz                         407,000        19,663
   International Flavors & Fragrances 697,700        28,693
   Kimberly Clark                     632,200        37,102
   McCormick                          467,800        14,209
   Newell Rubbermaid                  479,400        19,416
   Wallace Computer Services          578,400        13,267
                                               ------------
                                                    272,499
                                               ------------
ENERGY (6.5%)
   Atlantic Richfield                 281,300        23,541
   Baker Hughes                       488,700        15,211
   Kerr-McGee                         566,700        26,352
   Murphy Oil                         481,400        23,619
   Texaco                             234,800        15,379
   Unocal                             563,000        22,379
                                               ------------
                                                    126,481
                                               ------------
FINANCIALS (17.1%)
   American Financial Group           402,300        13,578
   American General                   275,700        19,919
   Bank of America                    626,200        40,507
   Bank One                           669,700        37,880
   BankBoston                         560,600        26,558
   Cigna                              306,700        28,600
   First American of Tennessee        369,700        15,088
   Hibernia, Cl A                     838,800        11,953
   KeyCorp                            721,900        25,086
   Paine Webber Group                 281,800        13,245
   PNC Bank                           489,600        28,030
   Safeco                             428,600        18,832
   Summit Bancorp                     553,000        22,638
   Transamerica                       252,900        18,557
   Union Planters                     330,664        13,661
                                               ------------
                                                    334,132
                                               ------------
HEALTH CARE (8.1%)
   Abbott Laboratories                863,600        39,024
   American Home Products             684,700        39,456
   Baxter International               749,100        48,364
   Bristol-Myers Squibb               286,100        19,634
   Pharmacia Upjohn ADR               212,800        11,797
                                               ------------
                                                    158,275
                                               ------------



STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999


VALUE INCOME STOCK FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (3.1%)
   EG&G                               693,500     $  20,588
   Xerox                              731,000        41,073
                                               ------------
                                                     61,661
                                               ------------
UTILITIES (3.4%)
   Consolidated Natural Gas           213,100        12,666
   GPU                                429,900        18,728
   Questar                            843,700        16,083
   Scana                              733,100        19,565
                                               ------------
                                                     67,042
                                               ------------
Total Common Stocks
     (Cost $1,667,740)                            1,795,381
                                               ------------
REPURCHASE AGREEMENTS (7.5%)
   Deutsche Bank
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price  $76,618,190
     (collateralized by FHLMC
     obligation: total market
     value $78,108,636) (D)          $ 76,577        76,577
   Greenwich
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $70,371,544 (collateralized
     by various FNMA obligations:
     total market value
     $71,740,804) (D)                  70,334        70,334
                                               ------------
Total Repurchase Agreements
     (Cost $146,911)                                146,911
                                               ------------
Total Investments (99.5%)
   (Cost $1,814,651)                              1,942,292
                                               ------------
OTHER ASSETS AND LIABILITIES, NET
   (0.5%)                                             8,971
                                               ------------


                                                 VALUE (000)
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par value)
   based on 123,726,029 outstanding shares
   of beneficial interest                        $1,337,495
Fund shares of the Investor Class
   (unlimited authorization -- no par value)
   based on 15,170,194 outstanding shares
   of beneficial interest                           171,095
Fund shares of the Flex Class
   (unlimited authorization -- no par value)
   based on 13,167,127 outstanding shares
   of beneficial interest                           173,568
Undistributed net investment income                   4,654
Accumulated net realized gain
   on investments                                   136,810
Net unrealized appreciation on
   investments                                      127,641
                                               ------------
Total Net Assets 100.0%                          $1,951,263
                                               ------------
                                               ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Trust Shares                           $   12.85
                                               ------------
                                               ------------
Net Asset Value and Redemption Price
   Per Share-- Investor Shares                     $  12.81
                                               ------------
                                               ------------
Maximum Offering Price Per Share --
   Investor Shares ($12.81/ 96.25%)                $  13.31
                                               ------------
                                               ------------
Net Asset Value, Offering and
   Redemption Price Per
   Share-- Flex Shares (1)                         $  12.68
                                               ------------
                                               ------------

(1) THE FLEX SHARES HAVE A CONTINGENT SALES CHARGE. FOR A DESCRIPTION OF A POSSIBLE SALES CHARGE, SEE NOTES TO THE FINANCIAL STATEMENTS.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
         FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 67.

--------------------------------------------------------------------------------

     KEY TO ABBREVIATIONS USED IN
      THE STATEMENT OF NET ASSETS


ADR           American Depository Receipt

Cl            Class

CV            Convertible Security

F             Foreign Registry Shares

FHLMC         Federal Home Loan Mortgage Corporation

FNMA          Federal National Mortgage Association

GDR           Global Depository Receipt

GNMA          Government National Mortgage Association

MTN           Medium Term Note

PLC           Public Limited Corporation

*             Non-income producing security

(A)           Zero Coupon Bond

(B)           Private Placement Security

(C) Variable rate security. The rate reported on the Statement of Net Assets is the rate in effect on November 30, 1998.

(D)           Tri-Party Repurchase Agreement

                        This page left intentionally blank

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------

STI CLASSIC INTERNATIONAL EQUITY
INDEX FUND FOR THE YEAR ENDED
MAY 31, 1999

                                                          ------------
                                                          INTERNATIONAL
                                                          EQUITY INDEX
                                                               FUND
                                                          ------------
Assets:
   Investments at Market Value (Cost $65,567)               $ 79,964
   Cash and Foreign Currency                                  15,055
   Receivable for Investment
   Securities Sold                                                11
   Receivable for Portfolio Shares
   Purchased                                                      42
   Other Assets                                                  396
                                                            --------
   Total Assets                                               95,468
                                                            --------
Liabilities:
   Payable for Investment Securities
   Purchased                                                  14,299
   Payable for Portfolio Shares
   Redeemed                                                       21
   Accrued Expenses                                               71
   Other Liabilities                                              87
                                                            --------
   Total Liabilities                                          14,478
                                                            --------
Net Assets:
     Fund Shares of the Trust Class
       (unlimited authorization -- no
       par value) based on 6,315,153
       outstanding shares of beneficial
       interest                                               61,695
     Fund Shares of the Investor Class
       (unlimited authorization -- no
       par value) based on 419,449
       outstanding shares of beneficial
       interest                                                3,827
     Fund Shares of the Flex Class
       (unlimited authorization -- no
       par value) based on 124,930
       outstanding shares of beneficial
       interest                                                1,410
   Distributions in excess of net
     investment income                                          (365)
   Accumulated net realized gain on
     investments                                                 119
   Net unrealized appreciation on
     investments                                              14,397
   Net unrealized depreciation foreign
     currency and translation of other
     assets and liabilities in foreign
     currency investments                                        (93)
                                                            --------
   Total Net Assets                                         $ 80,990
                                                            --------
                                                            --------
Net Asset Value, Offering and
Redemption Price Per Share -- Trust
Shares                                                      $  11.82
                                                            --------
                                                            --------
Net Asset Value, Offering and
Redemption Price Per Share -- Investor
Shares                                                      $  11.70
                                                            --------
                                                            --------
Maximum Offering Price Per Share --
Investor Shares ($11.70 / 96.25%)                           $  12.16
                                                            --------
                                                            --------
Net Asset Value, Offering and
Redemption Price Per Share -- Flex
Shares (1)                                                  $  11.73
                                                            --------
                                                            --------

(1) The Flex Shares have a contingent sales charge. For a description of a possible sales charge, see notes to the financial statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
---------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE
PERIODS ENDED MAY 31, AND NOVEMBER 30,

                                                                      CAPITAL     EMERGING        GROWTH AND        INTERNATIONAL
                                                      BALANCED     APPRECIATION    MARKETS          INCOME              EQUITY
                                                        FUND           FUND      EQUITY FUND         FUND                FUND
                                                      ---------    ------------  -----------  ---------------------- ------------
                                                      06/01/98-      06/01/98-    06/01/98-   12/01/98-    12/01/97-   06/01/98-
                                                      05/31/99       05/31/99     05/31/99    05/31/99     11/30/98    05/31/99
                                                      --------       --------     --------    --------     --------    --------

Income:
   Interest Income                                     $   6,819    $  21,689    $     120   $     899    $   1,915    $   1,783
   Dividend Income                                         1,651        8,356          875       4,590        8,628       12,210
   Less: Foreign Taxes Withheld                               --           --          (81)         --           --         (822)
                                                       ---------    ---------    ---------   ---------    ---------    ---------
   Total Investment Income                                 8,470       30,045          914       5,489       10,543       13,171
                                                       ---------    ---------    ---------   ---------    ---------    ---------
Expenses:
   Investment Advisory Fees                                2,546       23,291          354       2,558        4,749        7,655
   Less: Investment Advisory Fees
     Waived/Reimbursed                                      (248)      (1,878)         (11)         --           --         (308)
   Administrator Fees                                        208        1,575           21         493          950          476
   Administrator Fees Waived                                  --           --           --          --           --           --
   Transfer Agent Fees -- Trust Shares                        14           16           16         165          317           14
   Transfer Agent Fees -- Investor Shares                     11           46           --           2            3           15
   Transfer Agent Fees -- Flex Shares                         42          153           --          --           --           65
   Transfer Agent Out of Pocket Fees                          26          208            2           2            2           82
   Printing Expenses                                          15          103           --          23           39           75
   Custody Fees                                                6           53           42         122          233          856
   Professional Fees                                          13          111           --          95           70           44
   Trustee Fees                                                3           25           --           5           10           10
   Registration Fees                                           7          131           --          19           42           43
   Distribution Fees -- Trust Shares                          --           --           --       1,170        1,116           --
   Less: Distribution Fees Waived --
     Trust Shares                                             --           --           --        (872)      (1,029)          --
   Distribution Fees -- Investor Shares                       32        1,916           --          26           50           52
   Less: Distribution Fees Waived --
   Investor Shares                                            (7)        (127)          --         (16)         (50)          (8)
   Distribution Fees -- Flex Shares                          441        1,276           --         136          203          194
   Less: Distribution Fees Waived --
     Flex Shares                                             (14)          --           --         (21)         (51)         (51)
   Insurance and Other Fees                                    6           59           11          38           30           29
   Amortization of Deferred
     Organization Costs                                       --           --           (8)         --           --            5
                                                       ---------    ---------    ---------   ---------    ---------    ---------
   Total Expenses                                          3,101       26,958          427       3,942        6,684        9,248
                                                       ---------    ---------    ---------   ---------    ---------    ---------
   Net Investment Income                                   5,369        3,087          487       1,547        3,859        3,923
                                                       ---------    ---------    ---------   ---------    ---------    ---------
Net Realized and Unrealized Gain
 (Loss) on Investments:
   Capital Gain Received from  Investments                    --           --           --          --           --           --
   Net Realized Gain (Loss) on Securities Sold             9,690      166,426       (6,188)      48,404      42,161       21,269
   Net Realized Loss on Foreign
     Currency Transactions                                    --           --          (45)          --          --         (811)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Foreign Currency and
     Translation of Other Assets and
     Liabilities in Foreign Currency                          --           --          (12)          --          --          (10)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments                                          11,063      151,117        3,231       39,898      33,416      (78,440)
                                                       ---------    ---------    ---------    ---------    --------    ---------
   Total Net Realized and Unrealized
     Gain (Loss) on Investments                           20,753      317,543       (3,014)      88,302      75,577      (57,992)
                                                       ---------    ---------    ---------    ---------    --------    ---------
   Net Increase (Decrease) in Net
     Assets from Operations                            $  26,122    $ 320,630    $  (2,527)   $  89,849    $ 79,436    $ (54,069)
                                                       ---------    ---------    ---------    ---------    --------    ---------
                                                       ---------    ---------    ---------    ---------    --------    ---------




                                                           INTERNATIONAL       LIFE VISION
                                                                EQUITY          BALANCED
                                                              INDEX FUND        PORTFOLIO
                                                       ------------ ---------  ------------
                                                         06/01/98-  12/01/98-   12/01/97-
                                                         05/31/99   05/31/99    11/30/98
                                                         --------   --------    --------

Income:
   Interest Income                                     $      52          $--    $      --
   Dividend Income                                         1,132          991        2,295
   Less: Foreign Taxes Withheld                              (85)          --           --
                                                       ---------    ---------    ---------
   Total Investment Income                                 1,099          991        2,295
                                                       ---------    ---------    ---------
Expenses:
   Investment Advisory Fees                                  563          114          233
   Less: Investment Advisory Fees
     Waived/Reimbursed                                       (70)         (54)        (120)
   Administrator Fees                                         49           20           40
   Administrator Fees Waived                                   --         (13)         (40)
   Transfer Agent Fees -- Trust Shares                        16           22           47
   Transfer Agent Fees -- Investor
     Shares                                                   10           --           --
   Transfer Agent Fees -- Flex Shares                         10           --           --
   Transfer Agent Out of Pocket Fees                           7           --           --
   Printing Expenses                                           6            4            5
   Custody Fees                                               66           13           28
   Professional Fees                                           4           13           10
   Trustee Fees                                               --            1            1
   Registration Fees                                          --            1           19
   Distribution Fees -- Trust Shares                          --           --           --
   Less: Distribution Fees Waived --
     Trust Shares                                             --           --           --
   Distribution Fees -- Investor Shares                       22           --           --
   Less: Distribution Fees Waived --
     Investor Shares                                          (5)          --           --
   Distribution Fees -- Flex Shares                           12           --           --
   Less: Distribution Fees Waived --
     Flex Shares                                              (4)          --           --
   Insurance and Other Fees                                   18           --           10
   Amortization of Deferred
     Organization Costs                                        3            3           --
                                                       ---------    ---------    ---------
   Total Expenses                                            707          124          233
                                                       ---------    ---------    ---------
   Net Investment Income                                     392          867        2,062
                                                       ---------    ---------    ---------
Net Realized and Unrealized Gain
   (Loss) on Investments:
   Capital Gain Received from Investments                     --        2,204        6,921
   Net Realized Gain (Loss) on
   Securities Sold                                         7,583          317       (1,004)
   Net Realized Loss on Foreign
     Currency Transactions                                   (40)          --           --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Foreign Currency and
     Translation of Other Assets and
     Liabilities in Foreign Currency                         (88)          --           --
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments                                          (3,971)       2,338       (1,024)
                                                       ---------    ---------    ---------
   Total Net Realized and Unrealized
     Gain (Loss) on Investments                            3,484        4,859        4,893
                                                       ---------    ---------    ---------
   Net Increase (Decrease) in Net
     Assets from Operations                            $   3,876    $   5,726    $   6,955
                                                       ---------    ---------    ---------
                                                       ---------    ---------    ---------






Amounts designated as "--" are either $0 or round to $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                   70 & 71

STATEMENT OF OPERATIONS (000)
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE YEAR ENDED MAY 31, AND NOVEMBER 30,


                                                                           LIFE VISION              LIFE VISION           MID-CAP
                                                                        GROWTH AND INCOME          MAXIMUM GROWTH         EQUITY
                                                                            PORTFOLIO                PORTFOLIO             FUND
                                                                       ----------------------   ---------------------- ------------
                                                                       12/01/98-    12/01/97-    12/01/98-   12/01/97-    06/01/98-
                                                                       05/31/99     11/30/98     05/31/99    11/30/98     05/31/99
                                                                       ---------   ----------    --------------------  -------------
Income:
   Interest Income                                                     $      --      $    --     $    --      $    --      $   823
   Dividend Income                                                           166          410          49           76        1,454
   Less: Foreign Taxes Withheld                                               --           --          --           --           --
                                                                       ---------    ---------   ---------    ---------    ---------
   Total Investment Income                                                   166          410          49           76        2,277
                                                                       ---------    ---------   ---------    ---------    ---------
Expenses:
   Investment Advisory Fees                                                   25           53          22           40        3,717
   Less: Investment Advisory Fees Waived/Reimbursed                          (15)         (32)        (13)         (26)        (355)
   Administrator Fees                                                         20           40          20           40          253
   Administrator Fees Waived                                                 (18)         (40)        (19)         (40)          --
   Transfer Agent Fees-- Trust Shares                                          5           11           5            8           14
   Transfer Agent Fees-- Investor Shares                                      --           --          --           --           12
   Transfer Agent Fees-- Flex Shares                                          --           --          --           --           35
   Transfer Agent Out of Pocket Fees                                          --           --          --           --           39
   Printing Expenses                                                           1            1           1            1           39
   Custody Fees                                                                3            6           2            5           21
   Professional Fees                                                           4            2           3           --           21
   Trustee Fees                                                               --           --          --            2            8
   Registration Fees                                                          --            5          --           --           13
   Distribution Fees-- Investor Shares                                        --           --          --            4           90
   Less: Distribution Fees Waived-- Investor Shares                           --           --          --           --           (7)
   Distribution Fees-- Flex Shares                                            --           --          --           --          172
   Less: Distribution Fees Waived-- Flex Shares                               --           --          --           --          (25)
   Insurance and Other Fees                                                   --            7          --            6            9
   Amortization of Deferred Organization Costs                                 3           --           3           --           --
                                                                       ---------    ---------   ---------    ---------    ---------
   Total Expenses                                                             28           53          24           40        4,056
                                                                       ---------    ---------   ---------    ---------    ---------
   Net Investment Income (Loss)                                              138          357          25           36       (1,779)
                                                                       ---------    ---------   ---------    ---------    ---------
Net Realized and Unrealized Gain (Loss) on Investments:
   Capital Gain Received from Investments                                    490        2,121         499        1,739           --
   Net Realized Gain (Loss) on Securities Sold                               (82)         (45)        (42)        (463)      12,419
   Net Change in Unrealized Appreciation (Depreciation) on Investments       922         (580)      1,329         (226)     (10,771)
                                                                       ---------    ---------   ---------    ---------    ---------
   Total Net Realized and Unrealized Gain (Loss) on Investments            1,330        1,496       1,786        1,050        1,648
                                                                       ---------    ---------   ---------    ---------    ---------
   Net Increase (Decrease) in Net Assets from Operations               $   1,468    $   1,853   $   1,811    $   1,086    $    (131)
                                                                       ---------    ---------   ---------    ---------    ---------
                                                                       ---------    ---------   ---------    ---------    ---------


                                                                      SMALL CAP   SMALL CAP     SUNBELT    TAX SENSITIVE   VALUE
                                                                       EQUITY    GROWTH STOCK    EQUITY    GROWTH STOCK INCOME STOCK
                                                                        FUND        FUND          FUND          FUND         FUND
                                                                      ----------  ----------    ---------    ----------   ---------
                                                                      06/01/98-   10/08/98*-    06/01/98-     12/11/98-   06/01/98-
                                                                      05/31/99    05/31/99      05/31/99      05/31/99    05/31/99
                                                                      ----------  ----------    ---------    ----------   ---------
Income:
   Interest Income                                                    $     380    $     119    $     187    $     363    $   5,715
   Dividend Income                                                        7,631           77        1,415          877       48,342
   Less: Foreign Taxes Withheld                                            --             --           --           --           --
                                                                      ---------    ---------    ---------    ---------    ---------
   Total Investment Income                                                8,011          196        1,602        1,240       54,057
                                                                      ---------    ---------    ---------    ---------    ---------
Expenses:
   Investment Advisory Fees                                               3,701          314        3,788        1,008       15,302
   Less: Investment Advisory Fees Waived/Reimbursed                        (161)         (79)        (417)        (124)          --
   Administrator Fees                                                       251           21          258           67        1,498
   Administrator Fees Waived                                                 --           --           --           --           --
   Transfer Agent Fees-- Trust Shares                                        17           11           12            8           18
   Transfer Agent Fees-- Investor Shares                                     --           --           12           --           56
   Transfer Agent Fees-- Flex Shares                                         79            9           23           14          179
   Transfer Agent Out of Pocket Fees                                         38           15           61           10          235
   Printing Expenses                                                         13           10           61            7          131
   Custody Fees                                                              17            7           19            3           67
   Professional Fees                                                         23            8           37            8          143
   Trustee Fees                                                               4           --           12            1           42
   Registration Fees                                                         17           16           14           62           50
   Distribution Fees-- Investor Shares                                       --           --           97           --          638
   Less: Distribution Fees Waived-- Investor Shares                          --           --           (7)          --           --
   Distribution Fees-- Flex Shares                                          275           12           63          144        1,671
   Less: Distribution Fees Waived-- Flex Shares                             (64)          (8)         (20)          (9)          (9)
   Insurance and Other Fees                                                  --            1           --            3           94
   Amortization of Deferred Organization Costs                                4           --           10           --           --
                                                                      ---------    ---------    ---------    ---------    ---------
   Total Expenses                                                         4,214          337        4,023        1,202       20,115
                                                                      ---------    ---------    ---------    ---------    ---------
   Net Investment Income (Loss)                                           3,797         (141)      (2,421)          38       33,942
                                                                      ---------    ---------    ---------    ---------    ---------
   Net Realized and Unrealized Gain (Loss) on Investments:
   Capital Gain Received from Investments                                    --           --           --           --           --
   Net Realized Gain (Loss) on Securities Sold                          (48,614)       2,335      (16,055)       4,943      219,408
   Net Change in Unrealized Appreciation (Depreciation) on Investments  (39,458)       4,550      (79,885)      14,808      (71,294)
                                                                      ---------    ---------    ---------    ---------    ---------
   Total Net Realized and Unrealized Gain (Loss) on Investments         (88,072)       6,885      (95,940)      19,751      148,114
                                                                      ---------    ---------    ---------    ---------    ---------
   Net Increase (Decrease) in Net Assets from Operations              $ (84,275)   $   6,744    $ (98,361)   $  19,789    $ 182,056
                                                                      ---------    ---------    ---------    ---------    ---------
                                                                      ---------    ---------    ---------    ---------    ---------



* Commenced operations
Amounts designated as "--" are either $0 or round to $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                     72 & 73

STATEMENT OF CHANGES IN NET ASSETS (000)


STI CLASSIC EQUITY FUNDS FOR THE PERIODS ENDED MAY 31, AND NOVEMBER 30,



                                                                     EQUITY
                                                                    BALANCED FUND          CAPITAL APPRECIATION FUND
                                                           ------------------------------------------------------------
                                                              06/01/98-       06/01/97-      06/01/98-      06/01/97-
                                                              05/31/99        05/31/98       05/31/99       05/31/98
                                                         --------------       ---------      ---------     ----------
Operations:
  Net Investment Income (Loss)                              $     5,369    $     4,558    $     3,087    $     7,983
  Capital Gain Received from Investments                             --             --             --             --
  Net Realized Gain (Loss) on Investments                         9,690         17,885        166,426        261,636
  Net Realized Loss on Foreign Currency Transactions                 --             --             --             --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency                                  --             --             --             --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               11,063         14,594        151,117        157,396
                                                            -----------    -----------    -----------    -----------
    Increase (Decrease) in Net Assets from Operations            26,122         37,037        320,630        427,015
                                                            -----------    -----------    -----------    -----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                 (4,438)        (4,197)        (5,572)        (7,798)
    Investor Shares                                                (200)          (154)           (36)           (28)
    Flex Shares                                                    (506)          (204)            --             --
  Capital Gains:
    Trust Shares                                                (13,593)       (12,908)      (240,608)      (200,074)
    Investor Shares                                                (771)          (536)       (41,767)       (36,216)
    Flex Shares                                                  (2,745)          (972)       (19,498)        (9,643)
                                                            -----------    -----------    -----------    -----------
  Total Distributions                                           (22,253)       (18,971)      (307,481)      (253,759)
                                                            -----------    -----------    -----------    -----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                 146,574         53,532        673,116        466,511
    Shares Issued in Connection with Crestar Merger                  --             --        139,648             --
    Reinvestment of Cash Distributions                           17,886         16,935        234,593        197,282
    Cost of Shares Repurchased                                 (104,280)       (49,610)      (623,912)      (358,832)
                                                            -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                                 60,180         20,857        423,445        304,961
                                                            -----------    -----------    -----------    -----------
Investor Shares:
  Proceeds from Shares Issued                                     7,551          2,150         32,561         29,116
  Shares Issued in Connection with Crestar Merger                    --             --         12,499             --
  Reinvestment of Cash Distributions                                966            680         41,544         35,990
  Cost of Shares Repurchased                                     (2,023)        (1,166)       (49,083)       (37,738)
                                                            -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets From Investor
  Share Transactions                                              6,494          1,664         37,521         27,368
                                                            -----------    -----------    -----------    -----------
Flex Shares:
  Proceeds from Shares Issued                                    54,572         21,409         68,098         67,377
  Shares Issued in Connection with Crestar Merger                    --          7,867             --             --
  Reinvestment of Cash Distributions                              3,206          1,164         19,257          9,528
  Cost of Shares Repurchased                                    (12,484)        (2,194)       (39,576)       (12,730)
                                                            -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets From
  Flex Share Transactions                                        45,294         20,379         55,646         64,175
                                                            -----------    -----------    -----------    -----------
    Increase (Decrease) in Net Assets From Share
      Transactions                                              111,968         42,900        516,612        396,504
                                                            -----------    -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets                   115,837         60,966        529,761        569,760
                                                            -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Period                                           224,403        163,437      1,910,301      1,340,541
                                                            -----------    -----------    -----------    -----------
  End of Period                                             $   340,240    $   224,403    $ 2,440,062    $ 1,910,301
                                                            -----------    -----------    -----------    -----------
                                                            -----------    -----------    -----------    -----------
(1)Shares Issued and Redeemed:
Trust Shares:
  Shares Issued                                                  11,211          4,245         40,224         29,548
  Shares Issued in Connection with Crestar Merger                    --          8,202             --             --
  Shares Issued in Lieu of Cash Distributions                     1,393          1,402         14,645         13,725
  Shares Redeemed                                                (8,020)        (3,922)       (37,763)       (22,177)
                                                            -----------    -----------    -----------    -----------
Net Trust Share Transactions                                      4,584          1,725         25,308         21,096
                                                            -----------    -----------    -----------    -----------
Investor Shares:
  Shares Issued                                                     570            167          1,967          1,812
  Shares Issued in Connection with Crestar Merger                    --             --            738             --
  Shares Issued in Lieu of Cash Distributions                        75             56          2,607          2,518
  Shares Redeemed                                                  (154)           (92)        (2,983)        (2,349)
                                                            -----------    -----------    -----------    -----------
Net Investor Share Transactions                                     491            131          2,329          1,981
                                                            -----------    -----------    -----------    -----------
Flex Shares:
  Shares Issued                                                   4,165          1,688          4,176          4,242
  Shares Issued in Connection with Crestar Merger                    --             --            474             --
  Shares Issued in Lieu of Cash Distributions                       252             97          1,228            674
  Shares Redeemed                                                  (956)          (173)        (2,440)          (795)
                                                            -----------    -----------    -----------    -----------
Net Flex Share Transactions                                       3,461          1,612          3,438          4,121
                                                            -----------    -----------    -----------    -----------
                                                            -----------    -----------    -----------    -----------
Net Change in Capital Shares                                      8,536          3,468         31,075         27,198
                                                            -----------    -----------    -----------    -----------





                                                                    EMERGING                              GROWTH AND
                                                              MARKETS EQUITY FUND                         INCOME FUND
                                                          -------------------------------------------------------------
                                                             06/01/98-       06/01/97-      12/01/98-      12/01/97-
                                                             05/31/99        05/31/98       05/31/99       11/30/98
                                                             ---------      ---------      ----------     ---------
Operations:
  Net Investment Income (Loss)                                    $487           $468         $1,547         $3,859
  Capital Gain Received from Investments                            --             --             --             --
  Net Realized Gain (Loss) on Investments                       (6,188)          (875)        48,404         42,161
  Net Realized Loss on Foreign Currency Transactions               (45)           (61)            --             --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency                                (12)            (1)            --             --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               3,231         (7,440)        39,898         33,416
                                                           -----------    -----------    -----------    -----------
    Increase (Decrease) in Net Assets from Operations           (2,527)        (7,909)        89,849         79,436
                                                           -----------    -----------    -----------    -----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                  (622)          (314)          (935)        (3,768)
    Investor Shares                                                 --             --            (66)          (212)
    Flex Shares                                                     --             --             (7)            --
  Capital Gains:
    Trust Shares                                                    --           (544)       (38,443)      (110,281)
    Investor Shares                                                 --             --         (2,259)        (5,275)
    Flex Shares                                                     --             --         (1,704)        (2,562)
                                                           -----------    -----------    -----------    -----------
  Total Distributions                                             (622)          (858)       (43,414)      (122,098)
                                                           -----------    -----------    -----------    -----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                 14,574         23,819         77,854         92,390
    Shares Issued in Connection with Crestar Merger                 --             --             --             --
    Reinvestment of Cash Distributions                             544            805         11,972         88,294
    Cost of Shares Repurchased                                 (19,772)       (20,798)       (74,302)      (153,783)
                                                           -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                                (4,654)         3,826         15,524         26,901
                                                           -----------    -----------    -----------    -----------
Investor Shares:
  Proceeds from Shares Issued                                       --             --          2,099         11,222
  Shares Issued in Connection with Crestar Merger                   --             --             --             --
  Reinvestment of Cash Distributions                                --             --          2,157          5,277
  Cost of Shares Repurchased                                        --             --         (4,209)        (8,617)
                                                           -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets From Investor
  Share Transactions                                                --             --             47          7,882
                                                           -----------    -----------    -----------    -----------
Flex Shares:
  Proceeds from Shares Issued                                       --             --          8,350         12,797
  Shares Issued in Connection with Crestar Merger                   --             --             --             --
  Reinvestment of Cash Distributions                                --             --          1,675          2,504
  Cost of Shares Repurchased                                        --             --         (2,763)        (2,494)
                                                           -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets From
  Flex Share Transactions                                           --             --          7,262         12,807
                                                           -----------    -----------    -----------    -----------
    Increase (Decrease) in Net Assets From Share
      Transactions                                              (4,654)         3,826         22,833         47,590
                                                           -----------    -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets                   (7,803)        (4,941)        69,268          4,928
                                                           -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Period                                           34,554         39,495        637,132        632,204
                                                           -----------    -----------    -----------    -----------
  End of Period                                            $    26,751    $    34,554     $  706,400    $   637,132
                                                           -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------
(1)Shares Issued and Redeemed:
Trust Shares:
  Shares Issued                                                  1,963          2,344          5,206         10,513
  Shares Issued in Connection with Crestar Merger                   --             --             --             --
  Shares Issued in Lieu of Cash Distributions                       78             92            840          6,789
  Shares Redeemed                                               (2,644)        (2,199)        (4,849)       (14,789)
                                                           -----------    -----------    -----------    -----------
Net Trust Share Transactions                                      (603)           237          1,197          2,513
                                                           -----------    -----------    -----------    -----------
Investor Shares:
  Shares Issued                                                     --             --            137            764
  Shares Issued in Connection with Crestar Merger                   --             --             --             --
  Shares Issued in Lieu of Cash Distributions                       --             --            150            402
  Shares Redeemed                                                   --             --           (272)          (591)
                                                           -----------    -----------    -----------    -----------
Net Investor Share Transactions                                     --             --             15            575
                                                           -----------    -----------    -----------    -----------
Flex Shares:
  Shares Issued                                                     --             --            550            874
  Shares Issued in Connection with Crestar Merger                   --             --             --             --
  Shares Issued in Lieu of Cash Distributions                       --             --            117            192
  Shares Redeemed                                                   --             --           (178)          (171)
                                                           -----------    -----------    -----------    -----------
Net Flex Share Transactions                                         --             --            489            895
                                                           -----------    -----------    -----------    -----------
                                                           -----------    -----------    -----------    -----------
Net Change in Capital Shares                                      (603)           237          1,701          3,983
                                                           -----------    -----------    -----------    -----------





                                                                               INTERNATIONAL                  INTERNATIONAL
                                                                                  EQUITY                          EQUITY
                                                                                   FUND                         INDEX FUND
                                                         ---------------------------------------------------------------------------
                                                            12/01/96-      06/01/98-     06/01/97-     06/01/98-      06/01/97-
                                                            11/30/97       05/31/99      05/31/98      05/31/99       05/31/98
                                                         -----------     -----------   -----------    -----------    -----------
Operations:
  Net Investment Income (Loss)                               $5,276         $3,923         $3,320         $392             $498
  Capital Gain Received from Investments                         --             --             --             --             --
  Net Realized Gain (Loss) on Investments                   118,138         21,269         61,173          7,583          3,349
  Net Realized Loss on Foreign Currency Transactions              --         (811)         (1,410)           (40)           (46)
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency                               --           (10)           (93)           (88)            19
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                             7,024        (78,440)        50,891         (3,971)         9,866
                                                         -----------    -----------    -----------    -----------    -----------
    Increase (Decrease) in Net Assets from Operations        130,438        (54,069)       113,881          3,876         13,686
                                                         -----------    -----------    -----------    -----------    -----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                              (5,360)        (2,385)        (1,649)        (1,136)          (489)
    Investor Shares                                             (214)            (6)            (5)           (83)           (34)
    Flex Shares                                                  (24)            --             --             (4)            --
  Capital Gains:
    Trust Shares                                              (2,857)       (33,895)       (49,334)        (8,431)        (2,914)
    Investor Shares                                              (96)          (965)        (1,347)          (877)          (343)
    Flex Shares                                                  (27)        (1,189)        (1,526)          (172)           (54)
                                                         -----------    -----------    -----------    -----------    -----------
  Total Distributions                                         (8,578)       (38,440)       (53,861)       (10,703)        (3,834)
                                                         -----------    -----------    -----------    -----------    -----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                               86,500        172,988        292,707         34,363          8,458
    Shares Issued in Connection with Crestar Merger               --             --             --             --             --
    Reinvestment of Cash Distributions                         2,679         33,324         47,572          8,985          3,057
    Cost of Shares Repurchased                              (167,444)      (175,047)      (258,050)       (18,882)       (17,470)
                                                         -----------    -----------    -----------    -----------    -----------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                             (78,265)        31,265         82,229         24,466         (5,955)
                                                         -----------    -----------    -----------    -----------    -----------
Investor Shares:
  Proceeds from Shares Issued                                  9,602          2,728          7,487          1,083          2,516
  Shares Issued in Connection with Crestar Merger                 --             --             --             --             --
  Reinvestment of Cash Distributions                             303            965          1,351            959            375
  Cost of Shares Repurchased                                  (4,558)        (4,566)        (3,549)        (3,668)        (2,400)
                                                         -----------    -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets From Investor
  Share Transactions                                           5,347           (873)         5,289         (1,626)           491
                                                         -----------    -----------    -----------    -----------    -----------
Flex Shares:
  Proceeds from Shares Issued                                  7,216          6,324         14,405            980            788
  Shares Issued in Connection with Crestar Merger                 --             --             --             --             --
  Reinvestment of Cash Distributions                              51          1,174          1,507            174             53
  Cost of Shares Repurchased                                    (782)        (8,295)        (4,407)          (987)          (427)
                                                         -----------    -----------    -----------    -----------    -----------
Increase (Decrease) in Net Assets From
  Flex Share Transactions                                      6,485           (797)        11,505            167            414
                                                         -----------    -----------    -----------    -----------    -----------
    Increase (Decrease) in Net Assets From Share
      Transactions                                           (66,433)        29,595         99,023         23,007         (5,050)
                                                         -----------    -----------    -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets                 55,427        (62,914)       159,043         16,180          4,802
                                                         -----------    -----------    -----------    -----------    -----------
Net Assets:
  Beginning of Period                                        576,777        667,417        508,374         64,810         60,008
                                                         -----------    -----------    -----------    -----------    -----------
  End of Period                                          $   632,204    $   604,503    $   667,417    $    80,990    $    64,810
                                                         -----------    -----------    -----------    -----------    -----------
                                                         -----------    -----------    -----------    -----------    -----------
(1)Shares Issued and Redeemed:
Trust Shares:
  Shares Issued                                                6,467         12,883         20,687          2,851            700
  Shares Issued in Connection with Crestar Merger                 --             --             --             --             --
  Shares Issued in Lieu of Cash Distributions                    193          2,626          3,744            779            277
  Shares Redeemed                                            (12,286)       (13,225)       (18,402)        (1,537)        (1,473)
                                                         -----------    -----------    -----------    -----------    -----------
Net Trust Share Transactions                                  (5,626)         2,284          6,029          2,093           (496)
                                                         -----------    -----------    -----------    -----------    -----------
Investor Shares:
  Shares Issued                                                  636            203            526             88            210
  Shares Issued in Connection with Crestar Merger                 --             --             --             --             --
  Shares Issued in Lieu of Cash Distributions                     21             77            107             84             34
  Shares Redeemed                                               (304)          (350)          (254)          (294)          (201)
                                                         -----------    -----------    -----------    -----------    -----------
Net Investor Share Transactions                                  353            (70)           379           (122)            43
                                                         -----------    -----------    -----------    -----------    -----------
Flex Shares:
  Shares Issued                                                  467            468          1,021             80             63
  Shares Issued in Connection with Crestar Merger                 --             --             --             --             --
  Shares Issued in Lieu of Cash Distributions                      4             95            121             15              5
  Shares Redeemed                                                (53)          (648)          (322)           (82)           (36)
                                                         -----------    -----------    -----------    -----------    -----------
Net Flex Share Transactions                                      418            (85)           820             13             32
                                                         -----------    -----------    -----------    -----------    -----------
                                                         -----------    -----------    -----------    -----------    -----------
Net Change in Capital Shares                                  (4,855)         2,129          7,228          1,984           (421)
                                                         -----------    -----------    -----------    -----------    -----------



                                                                        LIFE VISION
                                                                         BALANCED
                                                                         PORTFOLIO
                                                         ------------------------------------------
                                                           12/01/98-      12/01/97-       06/30/97*
                                                           05/31/99       11/30/98         11/30/97
                                                         ------------   -------------  ------------
Operations:
  Net Investment Income (Loss)                                  $867         $2,062           $933
  Capital Gain Received from Investments                       2,204          6,921             --
  Net Realized Gain (Loss) on Investments                        317         (1,004)           235
  Net Realized Loss on Foreign Currency Transactions              --             --             --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency                               --             --             --
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                             2,338         (1,024)         3,730
                                                         -----------    -----------    -----------
    Increase (Decrease) in Net Assets from Operations          5,726          6,955          4,958
                                                         -----------    -----------    -----------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                (735)        (2,072)          (941)
    Investor Shares                                               --             --             --
    Flex Shares                                                   --             --             --
  Capital Gains:
    Trust Shares                                              (6,686)          (238)            --
    Investor Shares                                               --             --             --
    Flex Shares                                                   --             --             --
                                                         -----------    -----------    -----------
  Total Distributions                                         (7,421)        (2,310)          (941)
                                                         -----------    -----------    -----------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                5,124         15,849         94,371
    Shares Issued in Connection with Crestar Merger               --             --             --
    Reinvestment of Cash Distributions                         7,421          2,310            941
    Cost of Shares Repurchased                               (15,873)       (19,035)        (9,887)
                                                         -----------    -----------    -----------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                              (3,328)          (876)        85,425
                                                         -----------    -----------    -----------
Investor Shares:
  Proceeds from Shares Issued                                     --             --             --
  Shares Issued in Connection with Crestar Merger                 --             --             --
  Reinvestment of Cash Distributions                              --             --             --
  Cost of Shares Repurchased                                      --             --             --
                                                         -----------    -----------    -----------
Increase (Decrease) in Net Assets From Investor
  Share Transactions                                              --             --             --
                                                         -----------    -----------    -----------
Flex Shares:
  Proceeds from Shares Issued                                     --             --             --
  Shares Issued in Connection with Crestar Merger                 --             --             --
  Reinvestment of Cash Distributions                              --             --             --
  Cost of Shares Repurchased                                      --             --             --
                                                         -----------    -----------    -----------
Increase (Decrease) in Net Assets From
  Flex Share Transactions                                         --             --             --
                                                         -----------    -----------    -----------
    Increase (Decrease) in Net Assets From Share
      Transactions                                            (3,328)          (876)        85,425
                                                         -----------    -----------    -----------
      Total Increase (Decrease) in Net Assets                 (5,023)         3,769         89,442
                                                         -----------    -----------    -----------
Net Assets:
  Beginning of Period                                         93,211         89,442             --
                                                         -----------    -----------    -----------
  End of Period                                          $    88,188    $    93,211      $  89,442
                                                         -----------    -----------    -----------
                                                         -----------    -----------    -----------
(1)Shares Issued and Redeemed:
Trust Shares:
  Shares Issued                                                  476          1,449          9,446
  Shares Issued in Connection with Crestar Merger                 --             --             --
  Shares Issued in Lieu of Cash Distributions                    712            214             90
  Shares Redeemed                                             (1,486)        (1,743)          (990)
                                                         -----------    -----------    -----------
Net Trust Share Transactions                                    (298)           (80)         8,546
                                                         -----------    -----------    -----------
Investor Shares:
  Shares Issued                                                   --             --             --
  Shares Issued in Connection with Crestar Merger                 --             --             --
  Shares Issued in Lieu of Cash Distributions                     --             --             --
  Shares Redeemed                                                 --             --             --
                                                         -----------    -----------    ---------
Net Investor Share Transactions                                   --             --             --
                                                         -----------    -----------    -----------
Flex Shares:
  Shares Issued                                                   --             --             --
  Shares Issued in Connection with Crestar Merger                 --             --             --
  Shares Issued in Lieu of Cash Distributions                     --             --             --
  Shares Redeemed                                                 --             --             --
                                                         -----------    -----------    -----------
Net Flex Share Transactions                                       --             --             --
                                                         -----------    -----------    -----------
                                                         -----------    -----------    -----------
Net Change in Capital Shares                                    (298)           (80)         8,546
                                                         -----------    -----------    -----------



*Commenced operations.
Amounts designated as "--" are either $0 or have been rounded to $0.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                     74 & 75

STATEMENT OF CHANGES IN NET ASSETS (000)
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE PERIODS ENDED MAY 31, AND NOVEMBER 30,

                                                                                             LIFE VISION
                                                                    LIFE VISION            MAXIMUM GROWTH
                                                            GROWTH AND INCOME PORTFOLIO       PORTFOLIO
 .....................................................................................................................
                                                        12/01/98-   12/01/97-   06/30/97*    12/01/98-    12/01/97-  06/30/97*
                                                        05/31/99     11/30/98    11/30/97    05/31/99     11/30/98   11/30/97
                                                      ------------  ----------- ----------  -----------  ----------  -----------
Operations:
  Net Investment Income (Loss) .......................   $    138    $    357    $    190    $     25    $     36    $     39
  Capital Gain Received from Investments .............        490       2,121        --           499       1,739        --
  Net Realized Gain (Loss) on Investments ............        (82)        (45)         20         (42)       (463)         (1)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...................................        922        (580)      1,003       1,329        (226)        740
                                                         --------    --------    --------    --------    --------    --------
  Increase (Decrease) in Net Assets from Operations ..      1,468       1,853       1,213       1,811       1,086         778
                                                         --------    --------    --------    --------    --------    --------
Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................       (114)       (360)       (180)        (24)        (35)        (38)
    Investor Shares ..................................       --          --          --          --          --          --
    Flex Shares ......................................       --          --          --          --          --          --
  Capital Gains:
    Trust Shares .....................................     (2,475)        (22)       --        (1,670)       --          --
    Investor Shares ..................................       --          --          --          --          --          --
    Flex Shares ......................................       --          --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Total Distributions ................................     (2,589)       (382)       (180)     (1,694)        (35)        (38)
                                                         --------    --------    --------    --------    --------    --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................      2,679       2,591      21,846       2,114       5,852      13,614
    Shares Issued in Connection with Common Trust Fund
      Conversion .....................................       --          --          --          --          --          --
    Shares Issued in Connection with Crestar Merger ..       --          --          --          --          --          --
    Reinvestment of Cash Distributions ...............      2,589         382         180       1,694          36          38
    Cost of Shares Repurchased .......................     (1,239)     (7,923)       (538)     (1,456)     (4,421)       (680)
                                                         --------    --------    --------    --------    --------    --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .....................................      4,029      (4,950)     21,488       2,352       1,467      12,972
                                                         --------    --------    --------    --------    --------    --------
  Investor Shares:
    Proceeds from Shares Issued ......................       --          --          --          --          --          --
    Reinvestment of Cash Distributions ...............       --          --          --          --          --
    Cost of Shares Repurchased .......................       --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...............................       --          --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Flex Shares:
    Proceeds from Shares Issued ......................       --          --          --          --          --          --
    Shares Issued in Connection with Crestar Merger ..       --          --          --          --          --          --
    Reinvestment of Cash Distributions ...............       --          --          --          --          --          --
    Cost of Shares Repurchased .......................       --          --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..........................       --          --          --          --          --          --
                                                                                                                     --------
    Increase (Decrease) in Net Assets From Share
      Transactions ...................................      4,029      (4,950)     21,488       2,352       1,467      12,972
                                                         --------    --------    --------    --------    --------    --------
      Total Increase (Decrease) in Net Assets ........      2,908      (3,479)     22,521       2,469       2,518      13,712
                                                         --------    --------    --------    --------    --------    --------
Net Assets:
  Beginning of Period ................................     19,042      22,521        --        16,230      13,712        --
                                                         --------    --------    --------    --------    --------    --------
  End of Period ......................................   $ 21,950    $ 19,042    $ 22,521    $ 18,699    $ 16,230    $ 13,712
                                                         --------    --------    --------    --------    --------    --------
                                                         --------    --------    --------    --------    --------    --------
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................        259         239       2,177         192         599       1,350
    Shares Issued in Connection with Common Trust Fund
      Conversion .....................................       --          --          --          --          --          --
    Shares Issued in Connection with Crestar Merger ..       --          --          --          --          --          --
    Shares Issued in Lieu of Cash Distributions ......        264          35          17         161           3           4
    Shares Redeemed ..................................       (120)       (695)        (52)       (133)       (456)        (66)
                                                         --------    --------    --------    --------    --------    --------
  Net Trust Share Transactions .......................        403        (421)      2,142         220         146       1,288
                                                         --------    --------    --------    --------    --------    --------
  Investor Shares:
    Shares Issued ....................................       --          --          --          --          --          --
    Shares Issued in Lieu of Cash Distributions ......       --          --          --          --          --          --
    Shares Redeemed ..................................       --          --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Net Investor Share Transactions ....................       --          --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Flex Shares:
    Shares Issued ....................................       --          --          --          --          --          --
    Shares Issued in Connection with Crestar Merger ..       --          --          --          --          --          --
    Shares Issued in Lieu of Cash Distributions ......       --          --          --          --          --          --
    Shares Redeemed ..................................       --          --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Net Flex Share Transactions ........................       --          --          --          --          --          --
                                                         --------    --------    --------    --------    --------    --------
  Net Change in Capital Shares .......................        403        (421)      2,142         220         146       1,288
                                                         --------    --------    --------    --------    --------    --------

                                                            MID-CAP EQUITY         SMALL CAP           GROWTH
                                                                FUND                EQUITY FUND        STOCK FUND
------------------------------------------------------------------------------------------------------------------------

                                                          06/01/98-  06/01/97-      06/01/98-    06/01/97-    10/08/98*-
                                                          05/31/99   05/31/98       05/31/99     05/31/98     05/31/99
                                                         ----------  ----------   -----------   ---------    ----------
Operations:
  Net Investment Income (Loss) .......................   $  (1,779)   $  (1,352)   $   3,797    $   3,127    $    (141)
  Capital Gain Received from Investments .............        --           --           --           --           --
  Net Realized Gain (Loss) on Investments ............      12,419       54,941      (48,614)      32,653        2,335
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...................................     (10,771)      14,034      (39,458)      16,045        4,550
                                                           -------       ------      -------       ------        -----
  Increase (Decrease) in Net Assets from Operations ..        (131)      67,623      (84,275)      51,825        6,744
                                                           -------       ------      -------       ------        -----

Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................        --           --         (3,830)      (2,704)          (4)
    Investor Shares ..................................          (3)        --           --           --           --
    Flex Shares ......................................        --           --            (46)         (70)        --
  Capital Gains:
    Trust Shares .....................................     (26,541)     (44,446)     (17,401)     (14,480)         (24)
    Investor Shares ..................................      (1,970)      (3,025)        --           --           --
    Flex Shares ......................................      (1,677)      (1,899)      (1,638)        (897)          (1)
                                                           -------       ------      -------       ------        -----
  Total Distributions ................................     (30,191)     (49,370)     (22,915)     (18,151)         (29)
                                                           -------       ------      -------       ------        -----
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................     197,227      146,386      159,166      272,776       69,418
    Shares Issued in Connection with Common Trust Fund
      Conversion .....................................        --           --           --           --           --
    Shares Issued in Connection with Crestar Merger ..        --           --           --           --           --
    Reinvestment of Cash Distributions ...............      25,335       41,347       19,237       15,603           28
    Cost of Shares Repurchased .......................    (280,036)    (170,356)     (61,475)     (12,528)
                                                           -------       ------      -------       ------        -----
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .....................................     (57,474)      33,761        8,047      226,904      145,858
                                                           -------       ------      -------       ------        -----
  Investor Shares:
    Proceeds from Shares Issued ......................       3,015        6,110         --           --           --
    Reinvestment of Cash Distributions ...............       1,967        3,019         --           --           --
    Cost of Shares Repurchased .......................      (8,523)      (5,606)        --           --           --
                                                           -------       ------      -------       ------        -----
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...............................      (3,541)       3,523         --           --           --
                                                           -------       ------      -------       ------        -----
  Flex Shares:
    Proceeds from Shares Issued ......................       4,866       10,574        2,579       42,359        3,553
    Shares Issued in Connection with Crestar Merger ..        --           --           --           --          2,699
    Reinvestment of Cash Distributions ...............       1,671        1,885        1,669          958            1
    Cost of Shares Repurchased .......................      (7,908)      (3,934)     (15,110)      (3,490)        (378)
                                                           -------       ------      -------       ------        -----
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..........................      (1,371)       8,525      (10,862)      39,827        5,875
                                                                                                             ---------
    Increase (Decrease) in Net Assets From Share
      Transactions ...................................     (62,386)      45,809       (2,815)     266,731      151,733
                                                           -------       ------      -------       ------        -----
      Total Increase (Decrease) in Net Assets ........     (92,708)      64,062     (110,005)     300,405      158,448
                                                           -------       ------      -------       ------        -----
Net Assets:
  Beginning of Period ................................     381,797      317,735      431,454      131,049         --
                                                           -------       ------      -------       ------        -----
  End of Period ......................................   $ 289,089    $ 381,797    $ 321,449    $ 431,454    $ 158,448
                                                           -------       ------      -------       ------        -----
                                                           -------       ------      -------       ------        -----
(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................      16,168       10,517       16,078       22,065        5,174
    Shares Issued in Connection with Common Trust Fund
      Conversion .....................................        --           --           --           --           --
    Shares Issued in Connection with Crestar Merger ..        --           --           --           --          6,174
    Shares Issued in Lieu of Cash Distributions ......       2,230        3,378        2,040        1,294            2
    Shares Redeemed ..................................     (22,862)     (11,149)     (17,349)      (4,840)        (886)
                                                           -------       ------      -------       ------        -----
  Net Trust Share Transactions .......................      (4,464)       2,746          769       18,519       10,464
                                                           -------       ------      -------       ------        -----
  Investor Shares:
    Shares Issued ....................................         247          445         --           --           --
    Shares Issued in Lieu of Cash Distributions ......         175          248         --           --           --
    Shares Redeemed ..................................        (707)        (407)        --           --           --
                                                           -------       ------      -------       ------        -----
  Net Investor Share Transactions ....................        (285)         286         --           --           --
                                                           -------       ------      -------       ------        -----
  Flex Shares:
    Shares Issued ....................................         403          777          245        3,366          266
    Shares Issued in Connection with Crestar Merger ..        --           --           --           --            188
    Shares Issued in Lieu of Cash Distributions ......         152          158          179           80         --
    Shares Redeemed ..................................        (676)        (292)      (1,580)        (273)         (28)
                                                           -------       ------      -------       ------        -----
  Net Flex Share Transactions ........................        (121)         643       (1,156)       3,173          426
                                                           -------       ------      -------       ------        -----
                                                           -------       ------      -------       ------        -----
  Net Change in Capital Shares .......................      (4,870)       3,675         (387)      21,692       10,890
                                                           -------       ------      -------       ------        -----

                                                                     SUNBELT             GROWTH          VALUE INCOME
                                                                    EQUITY FUND         STOCK FUND        STOCK FUND
                                                            -----------------------------------------------------
                                                              06/01/98-  06/01/97
                                                              05/31/99   05/31/98
                                                            -----------------------------------------------------
Operations:
  Net Investment Income (Loss) .......................        (2,421)   $    (4,364)   $        38    $    33,942    $    34,555
  Capital Gain Received from Investments .............          --             --             --             --             --
  Net Realized Gain (Loss) on Investments ............       (16,055)        49,778          4,943        219,408        319,982
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments ...................................       (79,885)        46,313         14,808        (71,294)        44,518
                                                             -------         ------         ------        -------        -------
  Increase (Decrease) in Net Assets from Operations ..       (98,361)        91,727         19,789        182,056        399,055
                                                             -------         ------         ------        -------        -------
  Distributions to Shareholders:
  Net Investment Income:
    Trust Shares .....................................          --             --              (87)       (30,625)       (30,991)
    Investor Shares ..................................          --             --             --           (3,178)        (2,838)
    Flex Shares ......................................          --             --             --           (1,535)        (1,104)
  Capital Gains:
    Trust Shares .....................................       (22,775)       (32,274)          --         (229,623)      (262,191)
    Investor Shares ..................................        (1,729)        (2,333)          --          (29,331)       (29,671)
    Flex Shares ......................................          (508)          (516)          --          (25,364)       (19,217)
                                                             -------         ------         ------        -------        -------
  Total Distributions ................................       (25,012)       (35,123)           (87)      (319,656)      (346,012)
                                                             -------         ------         ------        -------        -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued ......................       228,638        207,154        121,119        354,278        381,039
    Shares Issued in Connection with Common Trust Fund
      Conversion .....................................          --             --           99,222           --             --
    Shares Issued in Connection with Crestar Merger ..          --             --             --             --             --
    Reinvestment of Cash Distributions ...............        21,508         30,202             87        241,723        269,446
    Cost of Shares Repurchased .......................      (372,294)      (238,878)       (15,922)      (621,009)      (459,701)
                                                             -------         ------         ------        -------        -------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions .....................................      (122,148)        (1,522)       204,506        (25,008)       190,784
                                                             -------         ------         ------        -------        -------
  Investor Shares:
    Proceeds from Shares Issued ......................         2,830          5,150           --           17,566         35,483
    Reinvestment of Cash Distributions ...............         1,727          2,323           --           32,240         32,233
    Cost of Shares Repurchased .......................       (10,109)        (8,619)          --          (51,945)       (28,503)
                                                             -------         ------         ------        -------        -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions ...............................        (5,552)        (1,146)          --           (2,139)        39,213
                                                             -------         ------         ------        -------        -------
  Flex Shares:
    Proceeds from Shares Issued ......................         1,881          3,848         77,327         38,150        106,762
    Shares Issued in Connection with Crestar Merger ..          --             --             --             --             --
    Reinvestment of Cash Distributions ...............           504            515           --           26,492         20,054
    Cost of Shares Repurchased .......................        (3,604)        (2,603)        (2,117)       (65,171)
                                                             -------         ------         ------        -------        -------
  Increase (Decrease) in Net Assets From
    Flex Share Transactions ..........................        (1,219)         1,760         75,210           (529)       105,972
                                                             -------         ------         ------        -------        -------
    Increase (Decrease) in Net Assets From Share
      Transactions ...................................      (128,919)          (908)       279,716        (27,676)       335,969
                                                             -------         ------         ------        -------        -------
      Total Increase (Decrease) in Net Assets ........      (252,292)        55,696        299,418       (165,276)       389,012
                                                             -------         ------         ------        -------        -------
Net Assets:
  Beginning of Period ................................       470,851        415,155           --        2,116,539      1,727,527
                                                             -------         ------         ------        -------        -------
  End of Period ......................................   $   218,559    $   470,851    $   299,418    $ 1,951,263    $ 2,116,539
                                                             -------         ------         ------        -------        -------
                                                             -------         ------         ------        -------        -------


(1)Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued ....................................        19,064         13,707          4,133         28,099         26,871
    Shares Issued in Connection with Common Trust Fund
      Conversion .....................................          --             --            3,875           --             --
    Shares Issued in Connection with Crestar Merger ..          --             --             --             --             --
    Shares Issued in Lieu of Cash Distributions ......         1,997          2,213              3         20,747         21,156
    Shares Redeemed ..................................       (31,845)       (16,065)          (549)       (49,236)       (32,467)
                                                             -------        -------           ----        -------        -------
  Net Trust Share Transactions .......................       (10,784)          (145)         7,462           (390)        15,560
                                                             -------        -------           ----        -------        -------
  Investor Shares:
    Shares Issued ....................................           229            353           --            1,391          2,518
    Shares Issued in Lieu of Cash Distributions ......           165            174           --            2,775          2,538
    Shares Redeemed ..................................          (909)          (590)          --           (4,182)        (2,003)
                                                             -------        -------           ----        -------        -------
  Net Investor Share Transactions ....................          (515)           (63)          --              (16)         3,053
                                                             -------        -------           ----        -------        -------
  Flex Shares:
    Shares Issued ....................................           148            260          2,612          3,029          7,617
    Shares Issued in Connection with Crestar Merger ..          --             --             --             --             --
    Shares Issued in Lieu of Cash Distributions ......            49             39           --            2,310          1,597
    Shares Redeemed ..................................          (333)          (184)           (70)        (5,298)        (1,488)
                                                             -------        -------           ----        -------        -------
  Net Flex Share Transactions ........................          (136)           115          2,542             41          7,726
                                                             -------        -------           ----        -------        -------
                                                             -------        -------           ----        -------        -------
  Net Change in Capital Shares .......................       (11,435)           (93)        10,005           (365)        26,339
                                                             -------        -------           ----        -------        -------

*Commenced Operations.
Amounts designated as "--" are either $0 or have been rounded to $0.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                     76 & 77

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE
INDICATED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                         NET ASSET                 NET REALIZED  DISTRIBUTIONS
                           VALUE         NET      AND UNREALIZED   FROM NET    DISTRIBUTIONS  NET ASSET  NET ASSET    RATIO OF
                        BEGINNING    INVESTMENT   GAINs (LOSSES)  INVESTMENT   FROM REALIZED  VALUE END    TOTAL       END OF
                        OF PERIOD   INCOME (LOSS)  ON INVESTMENTS    INCOME      CAPITAL GAINS  OF PERIOD  RETURN+    PERIOD (000)
                       -----------  -------------  --------------  ------------  -------------  ---------  ---------  ------------
BALANCED FUND
Trust Shares
           1999            $13.09      $ 0.28       $ 1.09        $(0.28)       $ (0.92)        $13.26      10.98%    $  251,752
           1998             11.94        0.31         2.19         (0.32)         (1.03)         13.09      22.15        188,465
           1997             11.55        0.33         1.47         (0.32)         (1.09)         11.94      16.66        151,358
           1996             10.26        0.33         1.41         (0.34)         (0.11)         11.55      17.26        111,638
           1995              9.76        0.33         0.49         (0.32)            --          10.26       8.72         89,051
Investor Shares
           1999            $13.14      $ 0.24       $ 1.10        $(0.24)       $ (0.92)        $13.32      10.70%    $   14,962
           1998             11.99        0.28         2.19         (0.29)         (1.03)         13.14      21.72          8,313
           1997             11.60        0.29         1.48         (0.29)         (1.09)         11.99      16.27          6,012
           1996             10.30        0.30         1.41         (0.30)         (0.11)         11.60      16.88          4,896
           1995              9.79        0.28         0.51         (0.28)            --          10.30       8.29          3,765
Flex Shares
           1999            $13.02      $ 0.16       $ 1.07        $(0.16)       $ (0.92)        $13.17       9.84%    $   73,526
           1998             11.90        0.20         2.16         (0.21)         (1.03)         13.02      20.85         27,625
           1997             11.53        0.22         1.45         (0.21)         (1.09)         11.90      15.40          6,067
           1996(1)          10.36        0.24         1.29         (0.25)         (0.11)         11.53      15.58          3,131
CAPITAL APPRECIATION FUND
Trust Shares
           1999            $16.48      $ 0.05       $ 2.70        $(0.06)       $ (2.55)        $16.62      17.83%    $1,966,842
           1998             15.09        0.09         3.96         (0.09)         (2.57)         16.48      29.51      1,532,587
           1997             14.90        0.12         3.13         (0.12)         (2.94)         15.09      24.66      1,085,128
           1996             12.18        0.12         3.32         (0.13)         (0.59)         14.90      28.97        981,498
           1995             11.99        0.16         0.57         (0.14)         (0.40)         12.18       6.63        984,205
Investor Shares
           1999            $16.43      $(0.05)      $ 2.70        $   --        $ (2.55)        $16.53      17.20%    $  311,120
           1998             15.06       (0.01)        3.95            --          (2.57)         16.43      28.71        271,044
           1997             14.89        0.03         3.10         (0.02)         (2.94)         15.06      23.74        218,660
           1996             12.17        0.03         3.32         (0.04)         (0.59)         14.89      28.18        191,078
           1995             11.98        0.09         0.57         (0.07)         (0.40)         12.17       5.93        160,875
Flex Shares
           1999            $16.22      $(0.09)      $ 2.60        $   --        $ (2.55)        $16.18      16.50%    $  162,100
           1998             14.96       (0.04)        3.87            --          (2.57)         16.22      28.12        106,670
           1997             14.84       (0.01)        3.07            --          (2.94)         14.96      23.24         36,753
           1996(2)          12.20        0.02         3.26         (0.05)         (0.59)         14.84      27.48         10,969
EMERGING MARKETS EQUITY FUND
Trust Shares
           1999            $ 8.87      $ 0.14       $(0.72)       $(0.17)       $    --         $ 8.12      (6.22%)   $   26,751
           1998             10.79        0.16        (1.86)        (0.08)         (0.14)          8.87     (15.74)        34,554
           1997(3)          10.00        0.04         0.75            --             --           10.79       7.90         39,495
GROWTH AND INCOME FUND (A)
Trust Shares
           1999(4)         $15.10      $ 0.04       $ 1.97        $(0.02)       $ (1.00)        $16.09      14.24%    $  634,279
For the years ended November 30:
           1998             16.55        0.09         1.64         (0.09)         (3.09)         15.10      13.64%       577,042
           1997             13.39        0.14         3.24         (0.15)         (0.07)         16.55      25.41        590,824
           1996             11.60        0.17         2.38         (0.17)         (0.59)         13.39      22.68        553,648
           1995             10.73        0.24         2.62         (0.26)         (1.73)         11.60      28.76        220,386
           1994             11.38        0.20        (0.24)        (0.19)         (0.42)         10.73      (0.49)       166,713
Investor Shares
           1999(4)         $15.21      $ 0.04       $ 1.99        $(0.03)       $ (1.00)        $16.21      14.31%    $   36,958
For the years ended November 30:
           1998             16.64        0.10         1.66         (0.10)         (3.09)         15.21      13.69%        34,434
           1997             13.47        0.13         3.25         (0.14)         (0.07)         16.64      25.42         28,112
           1996             11.66        0.17         2.39         (0.16)         (0.59)         11.66      28.71         12,633
           1994             11.42        0.18        (0.22)        (0.18)         (0.42)         10.78      (0.45)         8,115
Flex Shares
           1999(4)         $15.14      $(0.01)      $ 1.97        $   --        $ (1.00)        $16.10      13.85%    $   35,163
For the years ended November 30:
           1998             16.59       (0.01)        1.64            --          (3.08)         15.14      12.78%        25,656
           1997             13.44        0.04         3.23         (0.05)         (0.07)         16.59      24.63         13,269
           1996             11.64        0.09         2.38         (0.08)         (0.59)         13.44      21.81          5,131
           1995 (5)         11.11        0.12         1.62         (0.14)         (1.07)         11.64      15.78          2,086


                                                                         RATIO OF           EXPENSES TO        INCOME
                             NET INVESTMENT     AVERAGE NET ASSETS  AVERAGE NET ASSETS       PORTFOLIO        (LOSS) TO
                               EXPENSES TO       INCOME (LOSS) TO   (EXCLUDING WAIVERS   (EXCLUDING WAIVERS    TURNOVER
                           AVERAGE NET ASSETS   AVERAGE NET ASSETS  AND REIMBURSEMENTS)  AND REIMBURSEMENTS)     RATE
                           ------------------   ------------------  -------------------  -------------------  ---------
Trust Shares
           1999                  0.97%                2.19%                1.06%               2.10%             179%
           1998                  0.96                 2.51                 1.08                2.39              154
           1997                  0.95                 2.89                 1.08                2.76              197
           1996                  0.95                 3.00                 1.09                2.86              155
           1995                  0.95                 3.44                 1.11                3.28              157
Investor Shares
           1999                  1.27%                1.89%                1.43%               1.73%             179%
           1998                  1.26                 2.21                 1.59                1.88              154
           1997                  1.25                 2.58                 1.64                2.19              197
           1996                  1.25                 2.70                 1.89                2.06              155
           1995                  1.25                 3.17                 1.80                2.62              157
Flex Shares
           1999                  2.03%                1.13%                2.15%               1.01%             179%
           1998                  2.02                 1.41                 2.23                1.20              154
           1997                  2.01                 1.84                 2.45                1.40              197
           1996(1)               2.00                 1.85                 2.97                0.88              155
CAPITAL APPRECIATION FUND
Trust Shares
           1999                  1.17%                0.29%                1.26%               0.20%             147%
           1998                  1.16                 0.61                 1.27                0.50              194
           1997                  1.15                 0.83                 1.25                0.73              141
           1996                  1.15                 0.90                 1.27                0.78              156
           1995                  1.15                 1.38                 1.28                1.25              128
Investor Shares
           1999                  1.82%               (0.30%)               1.96%              (0.44%)            147%
           1998                  1.81                (0.03)                2.01               (0.23)             194
           1997                  1.80                 0.19                 2.02               (0.03)             141
           1996                  1.80                 0.24                 2.08               (0.04)             156
           1995                  1.80                 0.73                 2.10                0.43              128
Flex Shares
           1999                  2.29%               (0.86%)               2.38%              (0.95%)            147%
           1998                  2.26                (0.46)                2.37               (0.57)             194
           1997                  2.27                (0.29)                2.43               (0.45)             141
           1996(2)               2.27                (0.29)                2.68               (0.70)             156
EMERGING MARKETS EQUITY FUND
Trust Shares
           1999                  1.57%                1.79%                1.61%               1.75%              67%
           1998                  1.56                 1.14                 1.78                0.92               74
           1997(3)               1.55                 1.37                 2.04                0.88               24
GROWTH AND INCOME FUND (A)
Trust Shares
           1999(4)               1.14%                0.49%                1.43%               0.20%              31%
For the years ended November 30:
           1998                  1.03%                0.63%                1.21                0.45%              71%
           1997                  1.02                 0.92                 1.17                0.77              100
           1996                  1.02                 1.38                 1.17                1.23               82
           1995                  1.02                 2.16                 1.17                2.01              175
           1994                  1.01                 1.82                 1.01                1.82              116
Investor Shares
           1999(4)               1.08%                0.54%                1.17%               0.45%              31%
For the years ended November 30:
           1998                  1.03%                0.63%                1.18                0.48               71%
           1997                  1.03                 0.89                 1.18                0.74              100
           1996                  1.03                 2.14                 1.18                1.99              175
           1994                  1.02                 1.81                 1.04                1.79              116
Flex Shares
           1999(4)               1.83%               (0.21%)               1.97%              (0.35%)             31%
For the years ended November 30:
           1998                  1.78                (0.13%)               2.03               (0.38%)             71
           1997                  1.73                 0.15                 2.09               (0.20)             100
           1996                  1.68                 0.71                 2.03                0.36               82
           1995 (5)              1.68                 1.13                 2.03                0.78              175



+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operationson June 14, 1995. All ratios for the period have been annualized.
(2) Commenced operations on June 1, 1995. All ratios for the period have been annualized.
(3)Commenced operations on January 31, 1997. All ratios for the period have been annualized.
(4) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(5) Commenced operations on April 19, 1995. All ratios for the period ended November 30, 1995 have been annualized.
(A) On May 24, 1999, the Crestar Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The Crestar Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                     78 & 79

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE PERIODS ENDED MAY 31, (UNLESS OTHERWISE
INDICATED) FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS



                                              NET ASSET                     NET REALIZED AND   DISTRIBUTIONS
                                                VALUE            NET        UNREALIZED GAINS     FROM NET     DISTRIBUTIONS
                                              BEGINNING      INVESTMENT         (LOSSES)        INVESTMENT    FROM REALIZED
                                              OF PERIOD     INCOME (LOSS)    ON INVESTMENTS       INCOME      CAPITAL GAINS
                                           -------------- ---------------- ------------------ -------------- ----------------
INTERNATIONAL EQUITY FUND
Trust Shares
           1999                                 $15.00         $   --              $(1.14)          $(0.05)        $(0.84)
           1998                                  13.63            0.04               2.69            (0.04)         (1.32)
           1997                                  11.40            0.03               2.57            (0.02)         (0.35)
           1996(1)                               10.00            0.05               1.35               --             --
Investor Shares
           1999                                 $14.92          $ 0.04             $(1.23)          $   --         $(0.84)
           1998                                  13.58            0.02               2.64               --          (1.32)
           1997                                  11.38           (0.01)              2.56               --          (0.35)
           1996(2)                               10.44            0.04               0.90               --          --
Flex Shares
           1999                                 $14.68          $(0.29)            $(0.97)          $   --         $(0.84)
           1998                                  13.47            0.07               2.46               --          (1.32)
           1997                                  11.37           (0.04)              2.49               --          (0.35)
           1996(2)                               10.44            0.02               0.91               --             --
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1999                                 $13.31          $ 0.09             $ 0.85           $(0.24)        $(2.19)
           1998                                  11.34            0.11               2.65            (0.11)         (0.68)
           1997                                  10.96            0.10               0.69            (0.11)         (0.30)
           1996                                  10.24            0.10               0.84            (0.13)         (0.09)
           1995(3)                               10.00            0.08               0.19            (0.02)         (0.01)
Investor Shares
           1999                                 $13.20          $(0.11)            $ 0.98           $(0.18)        $(2.19)
           1998                                  11.26            0.16               2.53            (0.07)         (0.68)
           1997                                  10.88            0.03               0.72            (0.07)         (0.30)
           1996                                  10.20            0.05               0.85            (0.13)         (0.09)
           1995(3)                               10.00            0.05               0.17            (0.01)         (0.01)
Flex Shares
           1999                                 $13.17          $(0.15)            $ 0.94           $(0.04)        $(2.19)
           1998                                  11.24            0.17               2.44               --          (0.68)
           1997                                  10.87           (0.05)              0.72               --          (0.30)
           1996(4)                               10.24              --               0.82            (0.10)         (0.09)
LIFE VISION BALANCED PORTFOLIO (A)
Trust Shares
           1999(5)                              $11.01          $ 0.11             $ 0.56           $(0.09)        $(0.79)
For the years ended November 30:
           1998                                  10.46            0.24               0.58            (0.24)         (0.03)
           1997(6)                               10.00            0.12               0.45            (0.11)            --
LIFE VISION GROWTH AND INCOME PORTFOLIO (A)
Trust Shares
           1999(5)                              $11.06          $ 0.08              $0.69           $(0.06)       $ (1.44)
For the years ended November 30:
           1998                                  10.51            0.18               0.56            (0.18)         (0.01)
           1997(6)                               10.00            0.09               0.51            (0.09)            --
LIFE VISION MAXIMUM GROWTH PORTFOLIO (A )
Trust Shares
           1999(5)                              $11.32          $ 0.02              $1.13           $(0.01)       $ (1.15)
For the years ended November 30:
           1998                                  10.65            0.03               0.67            (0.03)            --
           1997(6)                               10.00            0.03               0.65            (0.03)            --
MID-CAP EQUITY FUND
Trust Shares
           1999                                 $13.79          $ 0.01             $ 0.07           $   --        $ (1.19)
           1998                                  13.21              --               2.54               --          (1.96)
           1997                                  12.76            0.03               1.69            (0.05)         (1.22)
           1996                                  11.00            0.08               2.63            (0.08)         (0.87)
           1995                                   9.85            0.08               1.15            (0.08)         --
Investor Shares
           1999                                 $13.67          $(0.06)            $ 0.08           $   --        $ (1.19)
           1998                                  13.17           (0.03)              2.49               --          (1.96)
           1997                                  12.74           (0.03)              1.69            (0.01)         (1.22)
           1996                                  10.99            0.03               2.62            (0.03)         (0.87)
           1995                                   9.84            0.03               1.15            (0.03)            --
Flex Shares
           1999                                 $13.42          $(0.14)            $ 0.08           $   --        $ (1.19)
           1998                                  13.04           (0.04)              2.38               --          (1.96)
           1997                                  12.69           (0.07)              1.64               --          (1.22)
           1996(7)                               11.13              --               2.45            (0.02)         (0.87)






                                                                                                             RATIO OF
                                              NET ASSET                 NET ASSETS        RATIO OF        NET INVESTMENT
                                              VALUE END       TOTAL       END OF         EXPENSES TO     INCOME (LOSS) TO
                                              OF PERIOD      RETURN+   PERIOD (000)  AVERAGE NET ASSETS AVERAGE NET ASSETS
                                            --------------  --------- -------------- ------------------ ------------------
INTERNATIONAL EQUITY FUND
Trust Shares
           1999                                  $12.97      (7.43%)    $573,255             1.47%              0.68%
           1998                                   15.00      21.87       628,870             1.47               0.61
           1997                                   13.63      23.29       489,325             1.46               0.51
           1996(1)                                11.40      14.00       213,306             1.46               1.36
Investor Shares
           1999                                  $12.89      (7.82%)    $ 14,145             1.83%              0.30%
           1998                                   14.92      21.39        17,383             1.82               0.24
           1997                                   13.58      22.85        10,674             1.81               0.18
           1996(2)                                11.38       9.00         3,448             1.81               1.73
Flex Shares
           1999                                  $12.58      (8.48%)    $ 17,103             2.53%             (0.40%)
           1998                                   14.68      20.54        21,164             2.52              (0.46)
           1997                                   13.47      21.98         8,375             2.51              (0.27)
           1996(2)                                11.37       8.91           953             2.51               1.08
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1999                                  $11.82       7.87%     $ 74,616             1.07%              0.69%
           1998                                   13.31      25.82        56,200             1.06               0.88
           1997                                   11.34       7.48        53,516             1.05               0.71
           1996                                   10.96       9.29        90,980             1.05               0.84
           1995(3)                                10.24       2.69        89,446             1.05               1.13
Investor Shares
           1999                                  $11.70       7.33%     $  4,909             1.47%              0.25%
           1998                                   13.20      25.25         7,141             1.46               0.50
           1997                                   11.26       7.12         5,592             1.45               0.28
           1996                                   10.88       8.90         5,597             1.45               0.48
           1995(3)                                10.20       2.18         3,960             1.45               0.67
Flex Shares
           1999                                  $11.73       6.68%     $  1,465             2.12%             (0.30%)
           1998                                   13.17      24.50         1,469             2.11              (0.03)
           1997                                   11.24       6.41           900             2.10              (0.39)
           1996(4)                                10.87       8.32           917             2.10              (0.24)
LIFE VISION BALANCED PORTFOLIO (A)
Trust Shares
           1999(5)                               $10.80       6.35%     $ 88,188             0.27%              1.90%
For the years ended November 30:
           1998                                   11.01       7.90        93,211             0.25               2.21
           1997(6)                                10.46       5.70        89,442             0.25               2.66
LIFE VISION GROWTH AND INCOME PORTFOLIO (A)
Trust Shares
           1999(5)                               $10.33       7.75%     $ 21,950             0.27%              1.38%
For the years ended November 30:
           1998                                   11.06       7.12        19,042             0.25               1.68
           1997(6)                                10.51       5.97        22,521             0.25               2.11
LIFE VISION MAXIMUM GROWTH PORTFOLIO (A )
Trust Shares
           1999(5)                               $11.31      10.99%     $ 18,699             0.27%              0.28%
For the years ended November 30:
           1998                                   11.32       6.53        16,230             0.25               0.23
           1997(6)                                10.65       6.82        13,712             0.25               0.72
MID-CAP EQUITY FUND
Trust Shares
           1999                                  $12.68       1.61%     $254,055             1.17%             (0.47%)
           1998                                   13.79      21.14       337,825             1.16              (0.29)
           1997                                   13.21      14.23       287,370             1.15               0.23
           1996                                   12.76      25.54       253,905             1.15               0.70
           1995                                   11.00      12.56       125,562             1.15               0.88
Investor Shares
           1999                                  $12.50       1.17%     $ 19,230             1.62%             (0.90%)
           1998                                   13.67      20.56        24,930             1.61              (0.75)
           1997                                   13.17      13.76        20,245             1.60              (0.21)
           1996                                   12.74      24.93        17,971             1.60               0.25
           1995                                   10.99      11.96         7,345             1.60               0.43
Flex Shares
           1999                                  $12.17       0.56%     $ 15,804             2.22%             (1.52%)
           1998                                   13.42      19.80        19,042             2.21              (1.37)
           1997                                   13.04      13.06        10,120             2.20              (0.85)
           1996(7)                                12.69      23.00         5,029             2.20              (0.37)






                                                  RATIO OF         NET INVESTMENT
                                                 EXPENSES TO      INCOME (LOSS) TO    RATIO OF
                                             AVERAGE NET ASSETS  AVERAGE NET ASSETS   PORTFOLIO
                                             (EXCLUDING WAIVERS  (EXCLUDING WAIVERS   TURNOVER
                                             AND REIMBURSEMENTS) AND REIMBURSEMENTS)    RATE
                                            -------------------- -------------------- ---------
INTERNATIONAL EQUITY FUND
Trust Shares
           1999                                      1.51%                0.64%         161%
           1998                                      1.48                 0.60          108
           1997                                      1.51                 0.46          139
           1996(1)                                   1.65                 1.17          113
Investor Shares
           1999                                      1.93%                0.20%         161%
           1998                                      1.91                 0.15          108
           1997                                      2.05                (0.06)         139
           1996(2)                                   3.14                 0.40          113
Flex Shares
           1999                                      2.82%               (0.69%)        161%
           1998                                      2.58                (0.52)         108
           1997                                      3.03                (0.79)         139
           1996(2)                                   5.86                (2.27)         113
INTERNATIONAL EQUITY INDEX FUND
Trust Shares
           1999                                      1.17%                0.59%          32%
           1998                                      1.18                 0.76            1
           1997                                      1.15                 0.61            2
           1996                                      1.19                 0.70           30
           1995(3)                                   1.31                 0.87           10
Investor Shares
           1999                                      1.71%                0.01%          32%
           1998                                      1.84                 0.12            1
           1997                                      1.88                (0.15)           2
           1996                                      2.06                (0.13)          30
           1995(3)                                   2.44                (0.32)          10
Flex Shares
           1999                                      2.92%               (1.10%)         32%
           1998                                      3.52                (1.44)           1
           1997                                      3.69                (1.98)           2
           1996(4)                                   4.14                (2.28)          30
LIFE VISION BALANCED PORTFOLIO (A)
Trust Shares
           1999(5)                                   0.42%                1.75%          48%
For the years ended November 30:
           1998                                      0.42                 2.04           52
           1997(6)                                   0.42                 2.49           43
LIFE VISION GROWTH AND INCOME PORTFOLIO (A)
Trust Shares
           1999(5)                                   0.60%                1.05%          40%
For the years ended November 30:
           1998                                      0.59                 1.34           57
           1997(6)                                   0.59                 1.77           25
LIFE VISION MAXIMUM GROWTH PORTFOLIO (A )
Trust Shares
           1999(5)                                   0.63%               (0.08%)         33%
For the years ended November 30:
           1998                                      0.66                (0.18)          75
           1997(6)                                   0.73                 0.24           34
MID-CAP EQUITY FUND
Trust Shares
           1999                                      1.28%               (0.58%)         76%
           1998                                      1.27                (0.40)         129
           1997                                      1.26                 0.12          152
           1996                                      1.29                 0.56          116
           1995                                      1.32                 0.71           66
Investor Shares
           1999                                      1.76%               (1.04%)         76%
           1998                                      1.84                (0.98)         129
           1997                                      1.85                (0.46)         152
           1996                                      1.96                (0.11)         116
           1995                                      2.27                (0.24)          66
Flex Shares
           1999                                      2.48%               (1.78%)         76%
           1998                                      2.47                (1.63)         129
           1997                                      2.58                (1.23)         152
           1996(7)                                   3.04                (1.21)         116






Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on December 1, 1995. All ratios for the period have been annualized.
(2) Commenced operations on January 2, 1996. All ratios for the period have bee annualized.
(3) Commenced operations on June 6, 1994. All ratios for the period have been annualized.
(A) On May 24, 1999, the Crestar Life Vision Balanced, Crestar Life Vision Growth and Income, and Crestar Life Vision Maximum Growth Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Balanced, Life Vi sion Growth and Income, and Life Vision Maximum Growth Portfolios, respectively. The Crestar Life Vision Balanced, Crestar Life Vision Growth and Income, and Crestar Life Vision Maximum Growth Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

(4) Commenced operations on June 8, 1995. All ratios for the period have been annualized.
(5) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(6) Commenced operations on June 30, 1997. All ratios for the period have been annualized.
(7) Commenced operations on June 5, 1995. All ratios for the period have been annualized.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                     80 & 81

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS FOR THE PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                 NET ASSET                        NET REALIZED AND    DISTRIBUTIONS
                                   VALUE             NET         UNREALIZED GAINS       FROM NET       DISTRIBUTIONS     NET ASSET
                                 BEGINNING       INVESTMENT          (LOSSES)          INVESTMENT      FROM REALIZED     VALUE END
                                 OF PERIOD      INCOME (LOSS)     ON INVESTMENTS         INCOME        CAPITAL GAINS     OF PERIOD
                                 ---------      -------------    -----------------    -------------    -------------     ---------
SMALL CAP EQUITY FUND
Trust Shares
           1999                    $12.88           $ 0.13            $ (2.57)            $(0.13)         $(0.61)         $ 9.70
           1998                     11.07             0.14               2.41              (0.12)          (0.62)          12.88
           1997(1)                  10.00             0.05               1.04              (0.02)          --              11.07
Flex Shares
           1999                    $12.80           $ 0.01            $ (2.53)            $(0.02)         $(0.61)         $ 9.65
           1998(2)                  11.28             0.03               2.17              (0.06)          (0.62)          12.80
SMALL CAP GROWTH STOCK FUND
Trust Shares
           1999(3)                 $10.00           $(0.05)            $ 4.62          $   --             $(0.02)         $14.55
Flex Shares
           1999(3)                 $10.00           $(0.19)            $ 4.67          $   --             $(0.02)         $14.46
SUNBELT EQUITY FUND
Trust Shares
           1999                    $15.12           $(0.28)           $ (2.84)         $   --             $(0.91)         $11.09
           1998                     13.28             0.01               3.03              --              (1.20)          15.12
           1997                     14.11            (0.09)              0.25              --              (0.99)          13.28
           1996                     10.03            (0.04)              4.32              --              (0.20)          14.11
           1995                      9.70            (0.01)              0.38              --              (0.04)          10.03
Investor Shares
           1999                    $14.77           $(0.33)           $ (2.77)         $   --             $(0.91)         $10.76
           1998                     13.06            (0.07)              2.98              --              (1.20)          14.77
           1997                     13.95            (0.14)              0.24              --              (0.99)          13.06
           1996                      9.96            (0.11)              4.30              --              (0.20)          13.95
           1995                      9.69            (0.05)              0.36              --              (0.04)           9.96
Flex Shares
           1999                    $14.60           $(0.40)           $ (2.74)         $   --             $(0.91)         $10.55
           1998                     13.00            (0.09)              2.89              --              (1.20)          14.60
           1997                     13.97            (0.14)              0.16              --              (0.99)          13.00
           1996(4)                  10.20            (0.07)              4.04              --              (0.20)          13.97
TAX SENSITIVE GROWTH STOCK FUND
Trust Shares

          1999(5)                  $25.61           $ 0.02             $ 4.34             $(0.01)        $ --             $29.96
Flex Shares
           1999(6)                 $25.52           $(0.05)            $ 4.38            $ --            $ --             $29.85
VALUE INCOME STOCK FUND
Trust Shares
           1999                    $13.90           $ 0.24             $ 1.02             $(0.24)         $(2.07)         $12.85
           1998                     13.71             0.26               2.62              (0.27)          (2.42)          13.90
           1997                     13.15             0.30               2.32              (0.30)          (1.76)          13.71
           1996                     11.59             0.35               2.71              (0.34)          (1.16)          13.15
           1995                     10.54             0.32               1.
           1999                    $13.87           $ 0.19             $ 1.02             $(0.20)         $(2.07)         $12.81
           1998                     13.68             0.20               2.62              (0.21)          (2.42)          13.87
           1997                     13.13             0.25               2.32              (0.26)          (1.76)          13.68
           1996                     11.58             0.30               2.71              (0.30)          (1.16)          13.13
           1995                     10.52             0.28               1.56              (0.27)          (0.51)          11.58
Flex Shares
           1999                    $13.75           $ 0.10             $ 1.01             $(0.11)         $(2.07)         $12.68
           1998                     13.61             0.12               2.57              (0.13)          (2.42)          13.75
           1997                     13.08             0.18               2.29              (0.18)          (1.76)          13.61
           1996(7)                  11.59             0.26               2.65              (0.26)          (1.16)          13.08



                                                                                                   RATIO OF         RATIO OF
                                                                                  RATIO OF        EXPENSES TO         NET
                                                                   NET            AVERAGE          AVERAGE         INVESTMENT
                                                                INVESTMENT      NET ASSETS       NET ASSETS       INCOME (LOSS)
                                  NET ASSETS     RATIO OF      INCOME (LOSS)    (EXCLUDING       (EXCLUDING            TO
                                    END OF      EXPENSES TO        TO             WAIVERS          WAIVERS          PORTFOLIO
                        TOTAL       PERIOD       AVERAGE         AVERAGE            AND              AND            TURNOVER
                       RETURN+       (000)     NET ASSETS       NET ASSETS     REIMBURSEMENTS)   REIMBURSEMENTS)      RATE
                       -------    ----------   ------------    -------------   ---------------   ---------------   ------------
SMALL CAP EQUITY FUND
Trust Shares
           1999        (18.72%)   $   301,984     1.22%          1.27%            1.27%            1.22%                63%
           1998         23.59         390,841     1.21           1.07             1.31             0.97                 55
           1997(1)      10.97         131,049     1.20           1.86             1.37             1.69                 27
Flex Shares
           1999        (19.52%)   $    19,465     2.27%          0.21%            2.55%           (0.07%)               63%
           1998(2)      22.29          40,613     2.06           0.01             2.35            (0.28)                55
SMALL CAP GROWTH
  STOCK FUND
Trust Shares
           1999(3)      45.70%    $   152,290     1.15%         (0.47%)           1.48%           (0.80%)               75%
Flex Shares
           1999(3)      44.78%    $     6,158     2.25%         (1.50%)           3.19%           (2.44%)               75%
SUNBELT EQUITY FUND
Trust Shares
           1999        (20.46%)   $   197,215     1.17%         (0.68%)           1.30%           (0.82%)               84%
           1998         23.86         431,921     1.16          (0.90)            1.27            (1.01)                70
           1997          1.48         381,371     1.15          (0.65)            1.26            (0.76)                72
           1996         43.19         412,430     1.15          (0.34)            1.28            (0.47)               106
           1995          3.81         258,908     1.15          (0.12)            1.30            (0.27)                80
Investor Shares
           1999        (20.75%)   $    16,949     1.62%         (1.12%)           1.78%           (1.12%)               84%
           1998         23.25          30,860     1.61          (1.35)            1.86            (1.60)                70
           1997          1.05          28,095     1.60          (1.10)            1.84            (1.34)                72
           1996         42.58          29,002     1.60          (0.79)            1.93            (1.12)               106
           1995          3.20          22,180     1.60          (0.57)            1.98            (0.95)                80
Flex Shares
           1999        (21.28%)  $      4,395     2.22%         (1.74%)           2.66%           (2.17%)               84%
           1998         22.48           8,070     2.21          (1.96)            2.58            (2.33)                70
           1997          0.46           5,689     2.20          (1.72)            2.69            (2.21)                72
           1996(4)      39.86           2,705     2.20          (1.43)            3.62            (2.85)               106
TAX SENSITIVE GROWTH
  STOCK FUND
Trust Shares






          1999(5)       17.04%   $    223,543     1.15%          0.21%            1.32%            0.04%                18%
Flex Shares
           1999(6)       16.97%   $    75,875     2.25%         (0.80%)           2.48%           (1.03%)               18%
VALUE INCOME
  STOCK FUND
Trust Shares
           1999          11.13%    $1,589,951     0.92%          1.91%            0.92%            1.91%                69%
           1998          23.10      1,725,418     0.92           1.85             0.92             1.85                 99
           1997          22.18      1,488,062     0.91           2.40             0.91             2.40                105
           1996          27.91      1,244,399     0.92           2.86             0.92             2.86                134
           1995
           1999          10.71%   $   194,312     1.28%          1.55%            1.28%            1.55%                69%
           1998          22.71        210,591     1.27           1.47             1.27             1.47                 99
           1997          21.69        165,999     1.30           2.01             1.31             2.00                105
           1996          27.39        130,597     1.30           2.47             1.37             2.40                134
           1995          18.71         92,256     1.30           2.80             1.41             2.69                126
Flex Shares
           1999           9.91%   $   167,000     2.02%          0.81%            2.03%            0.80%                69%
           1998          21.76        180,530     2.01           0.78             2.01             0.78                 99
           1997          20.91         73,466     2.00           1.33             2.03             1.30                105
           1996(7)       26.52         26,298     2.00           1.72             2.15             1.57                134

Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads.
(1) Commenced operations on January 31, 1997. All ratios for the period have been annualized.
(2) Commenced operations on June 5, 1997. All ratios for the period have been annualized.
(3) Commenced operations on October 8, 1998. All ratios for the period have been annualized.
(4) Commenced operations on June 5, 1995. All ratios for the period have been annualized.
(5) Commenced operations on December 11, 1998. All ratios for the period have been annualized.
(6) Commenced operations on December 15, 1998. All ratios for the period have been annualized.
(7) Commenced operations on June 1, 1995. All ratios for the period have been annualized.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                                     82 & 83

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-four portfolios as of May 31, 1999: the Balanced Fund, the Capital Appreciation Fund (formerly Capital Growth Fund), the Emerging Markets Equity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Equity Funds. The financial statements of the Fixed Income Funds, Institutional Money Market Funds and Retail Money Market Funds are not presented herein, but presented separately.

On February 17, 1999 and February 19, 1999, respectively, the Board of Trustees of the STI Classic Funds and Board of Directors of the CrestFunds, Inc. ("CrestFunds") approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the CrestFunds in exchange for the issuance of shares in the Funds in a tax-free reorganization (see Note 8).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust.

BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 8, the STI Classic Funds acquired certain Crestar Funds in a tax-free business combination. While each Fund now exists as an STI Classic Fund, a number of the surviving funds for accounting purposes are Crestar Funds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights presented reflect periods beginning on the first day of the accounting survivor's fiscal year.

SECURITY VALUATION -- Investment securities held by the Equity Funds that are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Foreign securities in the Emerging Markets Equity Fund, the International Equity Fund and the International Equity Index Fund are valued based upon quotations from the primary market in which they are traded. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.

FEDERAL INCOME TAXES -- It is each fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreementsmature. Provisions of the repurchase agreements ensure that the market value of the collateral,

-------------------------------------------------------------------------------





     including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each fund is calculated each business day, by dividing the total value of each fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Balanced, the Capital Appreciation, the Growth and Income, the International Equity, the International Equity Index, the Mid-Cap Equity, the Sunbelt Equity, and the Value Income Stock Funds is equal to the net asset value per share plus a sales load of 3.75%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% of the net asset value of the shares at the time of redemption. The CDSC will not apply to shares redeemed after such time.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Emerging Markets Equity, the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and
         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Equity, the International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA PURCHASE COMMITMENTS -- The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     OTHER -- Expenses that are directly related to a specific fund are charged to that fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income are declared and paid each calendar quarter by the Equity Funds, except for the Emerging Markets Equity, the International Equity, and the International Equity Index Funds. These funds distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:


                                                           UNDISTRIBUTED
                                         ACCUMULATEDNET     INVESTMENT
                         PAID-IN-CAPITAL  REALIZED GAIN/   INCOME/(LOSS)
                              (000)       (LOSS) (000)          (000)
                          ------------------------------------------------
     Capital Appreciation
       Fund.............   $  (175)         $ --             $  175
     Emerging Markets
       Equity Fund......        --           (11)                11
     Growth and Income Fund    (74)           --                 74
     Life Vision Balanced
       Portfolio........       (11)           --                 11
     International Equity
       Fund.............        --             4                 (4)
     International Equity
        Index Fund......        --          (240)               240
     Life Vision Growth and
        Income Portfolio        (2)           31                (29)
     Life Vision Maximum
       Growth Portfolio.        (2)           --                  2
     Mid-Cap Equity Fund    (1,783)           (3)             1,786
     Small Cap Equity
       Fund.............        --             4                 (4)
     Small Cap Growth Stock
       Fund.............      (120)         (146)               266
     Sunbelt Equity Fund    (2,424)           43              2,381
     Tax Sensitive Growth
       Stock Fund.......        --           (48)                48


-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999

     These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Organization Costs and Transactions with Affiliates

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized over a period of sixty months. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.


4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999 under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 24, 1999, administrative and accounting services were provided to the CrestFunds by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the CrestFunds. Additionally, SEI Investments Mutual Funds Services was entitled to receive a minimum annual fee of $40,000 for each of the Life Vision Portfolios.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated May 29, 1995 regarding the Flex Shares and a Distribution Agreement dated November 21, 1995 with respect to the Trust and Investor shares. The Distributor will receive no fees for its distribution services under this agreement for the Trust Shares of any fund. With respect to the Investor Shares and Flex Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table in footnote 5 under the column titled "Distribution Fee".

Prior to May 24, 1999, the Distributor, a wholly owned subsidiary of SEI Investments Co., served as distributor of each of the CrestFunds shares pursuant to an agreement with the Company. The Trust Class and Investors Class A shares of the CrestFunds had a separate distribution plan (the 12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the 12b-1 Plan, the Trust Class and Investors Class A shares of the CrestFunds paid the Distributor as compensation for its services .15% of the aggregate average daily net assets of such classes of the CrestFunds. The Distributor had voluntarily agreed to waive any fees payable pursuant to the 12b-1 Plan. Additionally, the Investors Class B Shares of the CrestFunds had a distribution plan (the B Shares Plan) pursuant to Rule 12b-1 under the 1940 Act. As provided in the B Shares Plan, the Investors Class B Shares of the CrestFunds paid the Distributor as compensation for its services .75% of the aggregate average daily net assets of such class of the Funds. In addition, pursuant to the B Shares Plan, the Distributor was compensated at an annual rate of .25% of the B shares' average net assets for providing ongoing Shareholder support services to investors in B shares. The Distributor had agreed to waive a portion of its fees pursuant to the B Shares Plan in order to limit Distribution Fees to .95% for each Fund, except for the Value Fund for which the limit was .90%. Prior to April 15, 1999, the limit was
 .75% for the Value Fund.

Prior to May 24, 1999, the CrestFunds had adopted a shareholder service plan (the "Plan") for Trust Class

Shares of the Value Fund, Capital Appreciation Fund and Special Equity Fund. Under the Plan, these Fund's paid the Distributor a negotiated fee at a rate of up to .25% annually of the average daily net assets of such Fund attributable to the shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services. The Distributor had agreed to waive a portion of its shareholder service plan for trust class shares in order to limit shareholder service fees to .10%.

-------------------------------------------------------------------------------




5. Investment Advisory and Custodian Agreements:

The Trust and STI Capital Management, N.A., ("STI Capital Management, N.A."), Trusco Capital Management ("Trusco") and the SunTrust Bank, Atlanta have entered into advisory agreements dated May 29, 1992, June 15, 1993, and December 20, 1993, respectively.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                                                        MAXIMUM
                                                          FLEX
                                                          SHARE
                                    MAXIMUM               DISTRI-
                MAXIMUM    TRUST   INVESTOR    INVESTOR   BUTION     FLEX
                ANNUAL     SHARE     SHARE       SHARE     AND       SHARE
               ADVISORY   MAXIMUM    DISTRI-    MAXIMUM   SERVICE   MAXIMUM
                  FEE     EXPENSE  BUTION FEE   EXPENSE     FEE     EXPENSE
              --------- --------- -----------  --------- --------- ----------
TRUSCO:
Growth and
 Income Fund     .90%      1.01%     .25%       1.18%     1.00%     1.93%
Life Vision
 Balanced
 Portfolio       .25%       .25%      --          --        --        --
Life Vision
 Growth
 and Income
 Portfolio       .25%       .25%      --          --        --        --
Life Vision
 Maximum
 Growth
 Portfolio       .25%       .25%      --          --        --        --
International
 Equity Index
 Fund            .90%      1.07%    .38%        1.47%     1.00%     2.12%
Small Cap Growth
 Stock Fund     1.15%      1.20%     --           --      1.00%     2.25%
Sunbelt Equity
 Fund           1.15%      1.17%    .43%        1.62%     1.00%     2.22%
Tax Sensitive
 Growth Stock
 Fund           1.15%      1.20%     --           --      1.00%     2.25%
STI CAPITAL MANAGEMENT, N.A.:
Balanced
 Fund            .95%       .97%    .28%        1.27%     1.00%     2.03%
Capital
 Appreciation
 Fund           1.15%      1.17%    .68%        1.82%     1.00%     2.29%
Emerging Markets
 Equity Fund    1.30%      1.57%    --            --        --        --
International
 Equity Fund    1.25%      1.48%    .33%        1.83%     1.00%     2.53%
Mid-Cap Equity
 Fund           1.15%      1.17%    .43%        1.62%     1.00%     2.22%

Small Cap
 Equity Fund    1.15%      1.22%     --           --      1.00%     2.27%
Value Income
 Stock Fund      .80%       .97%    .33%        1.32%     1.00%     2.02%


The Investment Advisors, the Administrator and the Distributor have voluntarily agreed to waive all or a portion of their fees (and to reimburse funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 24, 1999 Crestar Asset Management Company ("CAMCO") provided investment advisory services to the CrestFunds. CAMCO was paid for advisory services at an annual rate of .75% of average daily net assets for the Capital Appreciation Fund, Value Fund and Special Equity Fund, and .25% of average daily net assets for the Life Vision Balanced Fund, Life Vision Growth and Income Fund, and Life Vision Maximum Growth Fund.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for all the funds except the Emerging Markets Equity, the International Equity and the International Equity Index Funds who utilize the Bank of New York as custodian. Fees of the Custodians are paid on the basis of the net assets of the funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the funds.


6. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government Securities, for the period ended May 31, 1999, were as follows:


                                       PURCHASES     SALES
                                          (000)      (000)
                                      ----------------------
Balanced Fund                         $   66,419  $   56,352
Capital Appreciation Fund                 83,708     115,513
Emerging Markets Equity Fund              16,762      21,044
Growth and Income Fund                   196,661     202,372
International Equity Fund                931,039     926,353
International Equity Index Fund           34,263      19,833
Life Vision Balanced Portfolio            43,858      91,385
Life Vision Growth and Income Portfolio   10,263      8,165
Life Vision Maximum Growth Portfolio       7,041       5,883
Mid-Cap Equity Fund                      232,823     332,718
Small Cap Equity Fund                    200,349     231,019
Small Cap Growth Stock Fund              192,444      41,977
Sunbelt Equity Fund                       18,876      42,696
Tax Sensitive Growth Stock Fund          195,255      33,468

The cost of U.S. Government security purchases and the proceeds from the sale of U.S. Government Securities for the Balanced Fund during the period ended May 31, 1999, were $189,416 and $165,912, respectively.

At May 31, 1999, the Emerging Markets Equity Fund, Small Cap Equity Fund and Sunbelt Equity Fund had capital loss carryforwards for federal tax purposes of $4,447,790, $16,347,746 and $3,453,741, respectively, resulting from security sales. For tax purposes, the losses in the funds can be carried forward for a maximum of eight years to offset any net realized capital gains. The carryforward for each of the funds expires in May 2007.

NOTES TO FINANCIAL STATEMENTS   (concluded)
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999

The following Funds had cumulative wash sales for the fiscal year ended May 31, 1999:

FUND                                               AMOUNT
Balanced Fund                                  $  907,255
Capital Appreciation Fund                       1,727,191
Growth and Income Fund                            254,155
International Equity Fund                       1,799,430
Life Vision Balanced Portfolio                    256,794
Life Vision Growth and Income
  Portfolio                                       230,291
Mid-Cap EquityFund                                303,398
Small Cap Equity Fund                             849,386
Small Cap Growth Stock Fund                       382,100
Sunbelt Equity Fund                             3,289,602

The wash sale losses cannot be used for Federal income tax purposes and are deferred.

At May 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the funds at May 31, 1999, were as follows:

                              AGGREGATE       AGGREGATE            NET
                                GROSS           GROSS           UNREALIZED
                             UNREALIZED       UNREALIZED       APPRECIATION/
                            APPRECIATION     DEPRECIATION     DEPRECIATION
                           --------------    ------------    ---------------
Balanced Fund                $  43,946        $   (6,383)       $  37,563
Capital Appreciation Fund      599,156           (53,463)         545,693
Emerging Markets Equity Fund     3,887           (5,989)           (2,102)
Growth and Income Fund          16,417           (9,020)          177,397
International Equity Fund       62,199          (24,918)           37,281
International Equity Index Fund 19,507           (5,110)           14,397
Life Vision Balanced Portfolio   6,479           (1,435)            5,044
Life Vision Growth and
   Income Portfolio              1,601            (256)             1,345
Life Vision Maximum
   Growth Portfolio              2,052            (209)             1,843
Mid-Cap Equity Fund             46,226          (17,128)           29,098
Small Cap Equity Fund           18,487          (34,256)          (15,769)
Small Cap Growth Stock Fund     19,516           (6,020)           13,496
Sunbelt Equity Fund             57,241           (9,250)           47,991
Tax Sensitive Growth Stock Fund 61,975           (1,644)           60,331
Value Income Stock Fund        204,487          (76,846)          127,641


7. Common Trust Fund Conversion

On December 11, 1998, the SunTrust Quality Growth Stock Fund of SunTrust was converted into the STI Classic Tax Sensitive Growth Stock Fund. The assets, which consisted of securities and related receivables, were converted on a tax free basis. At the time of conversion 3,874,558 of Trust Class shares were issued. The net assets of the Sun Trust Quality Growth Stock Fund immediately before the conversion were $99,222,180, which included unrealized appreciation of $45,523,361.

-------------------------------------------------------------------------------

8. CrestFunds Merger

The Board of Directors and shareholders of the CrestFunds approved a reorganization of the CrestFunds into STI Classic Funds which took place at the close of business on May 17, 1999 (May 24, 1999 for Growth and Income Fund, Life Vision Balanced Portfolio, Life Vision Growth and Income Portfolio, Life Vision Maximum Growth Portfolio). The following table summarizes certain relevant information of the Funds prior to and immediately after the business combinations on May 17, 1999 and May 24, 1999 and is unaudited:

                                    SHARES
                                  OUTSTANDING           UNREALIZED
                                   ON MERGE            RAPPRECIATION
CRESTFUNDS                           DATE              (DEPRECIATION)
-------------------------------------------------------------------------------
 Capital Appreciation
   Trust Shares                    7,017,951            $50,852,434
   Investor Class A                  634,910              4,570,273
   Investor Class B                  405,693                945,904
 Special Equity
   Trust Shares                    6,434,126              8,484,235
   Investor Class A                  335,109                461,214
   Investor Class B                  439,353               (115,351)
 Value Fund (1)
   Trust Shares                   39,426,216            185,105,926
   Investor Class A                2,284,756              7,740,403
   Investor Class B                2,164,932              4,552,822
 Life Vision Balanced (1)
   Trust Shares                    8,168,631              6,271,120
 Life Vision Growth and Income (1)
   Trust Shares                    2,130,709              1,682,009
 Life Vision Maximum Growth (1)
   Trust Shares                    1,650,909              2,180,220

* Investor Class A shares of CrestFund Special Equity were exchanged for Trust Shares of STI Small Cap Growth Stock. (1) Represents the accounting survivor in this business combination.

                         SHARES ISSUEDNET ASSETS     NAV
                          IN BUSINESS    AFTER       PER
STI CLASSIC FUND         COMBINATION  COMBINATION    SHARE
-------------------------------------------------------------------------------
 Capital Appreciation (1)
   Trust Shares                   8,202,045   $2,043,356,370     $17.02
   Investor Shares                  738,260      321,669,847      16.93
   Flex Shares                      474,357      165,340,901      16.58
 Small Cap Growth Stock (1)
   Trust Shares                   6,174,359      153,356,352      14.40
   Investor Shares                       --               --         --
   Flex Shares                      188,473        5,980,718      14.32
 Growth and Income
   Trust Shares                   39,426,21   6  649,230,675      16.47
   Investor Shares                2,284,756       37,909,335      16.59
   Flex Shares                    2,164,932       35,677,567      16.47
 Life Vision Balanced
   Trust Shares                   8,168,631       89,406,305      10.95
 Life Vision Growth and Income
   Trust Shares                   2,130,709       22,352,880      10.49
 Life Vision Maximum Growth
   Trust Shares                   1,650,909       19,002,404      11.51

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1998

To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Balanced, Capital Appreciation, Emerging Markets Equity, Growth & Income, International Equity, Mid-Cap Equity, Small Cap Equity, Small Cap Growth, Sunbelt Equity, Tax Sensitive Growth, Value Income Stock Funds, Life Vision Balanced, Life Vision Growth & Income, and Life Vision Maximum Growth Portfolios, and the statements of assets and liabilities, including the schedule of investments, of the International Equity Index Funds of STI Classic Funds (the "Trust") as of May 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations for the year ended November 30, 1998, statements of changes for the years ended November 30, 1998 and November 30, 1997, and financial highlights for the periods prior to May 31, 1999, for the Growth & Income Fund, Life Vision Balanced, Life Vision Growth & Income, and Life Vision Maximum Growth Portfolios were audited by other auditors whose report dated January 15, 1999, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced, Capital Appreciation, Emerging Markets Equity, Growth & Income, International Equity, International Equity Index, Mid-Cap Equity, Small Cap Equity, Small Cap Growth, Sunbelt Equity, Tax Sensitive Growth, and Value Income Stock Funds, the Life Vision Balanced Life Vision Growth & Income, and Life Vision Maximum Growth Portfolios, of STI Classic Funds as of May 31, 1999, the results of their operations, changes in their net assets, and financial highlights for each of the periods described in the first paragraph above, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP



Philadelphia, Pennsylvania

July 23, 1999

NOTICE TO SHAREHOLDERS
-------------------------------------------------------------------------------

STI CLASSIC EQUITY FUNDS  MAY 31, 1999                           UNAUDITED

For shareholders that do not have a May 31, 1999 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1999 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1999, each portfolio is designating the following items with regard to distributions paid during the year:


                                               LONG TERM                                                              FOREIGN
                                              (20% RATE)      ORDINARY                                                 TAX
                                             CAPITAL GAINS     INCOME     TAX-EXEMPT      TOTAL      QUALIFYING     WITHHOLDING
           FUND                              DISTRIBUTIONS  DISTRIBUTIONS  INTEREST   DISTRIBUTIONS   DIVIDENDS(1) PASS THROUGH(2)
 -----------------------------------------------------------------------------------  -------------  ----------    ---------------
Balanced Fund                                    35.30%         64.70%        0.00%      100.00%       11.74%             --%
Capital Appreciation Fund                        54.78%         45.22%        0.00%      100.00%       14.67%             --%
Emerging Markets Equity Fund                      0.00%        100.00%        0.00%      100.00%        0.00%          11.35%
Growth and Income Fund                           80.44%         19.56%        0.00%      100.00%       90.34%             --%
International Equity Fund                        53.89%         46.11%        0.00%      100.00%        0.00%           4.52%
International Equity Index Fund                  86.80%         13.20%        0.00%      100.00%        0.00%           6.19%
Life Vision Balanced Portfolio                   41.73%         58.27%        0.00%      100.00%       36.19%             --%
Life Vision Growth and Income Portfolio          46.39%         53.61%        0.00%      100.00%       46.82%             --%
Life Vision Maximum Growth Portfolio             50.94%         49.06%        0.00%      100.00%       76.43%             --%
Mid-Cap Equity Fund                              46.90%         53.10%        0.00%      100.00%       10.81%             --%
Small Cap Equity Fund                            16.78%         83.22%        0.00%      100.00%       38.00%             --%
Small Cap Growth Stock Fund                       0.00%        100.00%        0.00%      100.00%       11.73%             --%
Sunbelt Equity Fund                              71.61%         28.39%        0.00%      100.00%        0.00%             --%
Tax Sensitive Growth Stock Fund                   0.00%        100.00%        0.00%      100.00%       89.31%             --%
Value Income Stock Fund                          48.03%         51.97%        0.00%      100.00%       59.02%             --%


-------------------------------------------------------------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distribution".
(2) Foreign tax credit pass through represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distribution".

                                      NOTES

                               INVESTMENT ADVISORS
                          STI Capital Management, N.A.
                         Trusco Capital Management, Inc.
                             SunTrust Bank, Atlanta

                       STI Classic Funds are not deposits,
                       are not insured or guaranteed by the
                       FDIC or any other government agency,
                       and are not endorsed by and do not
                       constitute obligations of SunTrust
                       Banks, Inc. or any other of its
                       affiliates. Investment in the Funds
                       involves risk, including the possible
                       loss of principal. There is no
                       guarantee that any STI Classic Fund
                       will achieve its investment objective.
                       The STI Classic Funds are advised by
                       affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                 a current prospectus for each Fund described.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999

PRIME QUALITY MONEY MARKET FUND


--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)          VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (44.7%)
FINANCE (19.3%)
   ABN-AMRO
     4.880%, 10/18/99                      $147,000        $144,230
   AI Credit
     4.900%, 06/01/99                        50,000          50,000
   Allstate
     4.930%, 06/01/99                         1,435           1,435
   Associates
     4.800%, 06/14/99                        35,000          34,939
   Bank of Montreal
     4.810%, 07/19/99                        75,000          74,519
   BankAmerica
     4.830%, 10/27/99                        50,000          49,007
   Credit Suisse First Boston
     4.860%, 07/12/99                         1,000             994
   Den Norske Bank
     4.900%, 07/07/99                           800             796
     4.860%, 08/10/99                        20,000          19,811
   Ford Motor Credit
     4.750%, 11/03/99                        25,000          24,489
   General Electric Capital
     4.800%, 06/11/99                        80,000          79,889
     4.800%, 06/14/99                         2,000           1,997
     4.820%, 07/16/99                         3,600           3,578
     4.730%, 08/19/99                        20,000          19,792
     4.740%, 12/01/99                        25,000          24,398
   General Motors Acceptance
     4.670%, 10/20/99                        55,000          53,994
   Goldman Sachs
     4.770%, 09/17/99                        25,000          24,642
     4.910%, 10/21/99                        99,000          97,083
   GTE Funding
     4.830%, 06/02/99                        21,560          21,557
     4.800%, 06/03/99                         3,200           3,199
   J.P. Morgan
     4.820%, 07/15/99                         2,425           2,411






--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)         VALUE (000)
--------------------------------------------------------------------------------

   Marsh & McClennan
     4.900%, 06/03/99                      $ 50,000        $ 49,986
   Merrill Lynch
     4.820%, 06/17/99                        40,000          39,914
   Paccar
     4.850%, 06/23/99                           325             324
   Progress Capital
     4.930%, 06/01/99                         5,691           5,691
     4.810%, 06/02/99                         4,812           4,811
   Sigma Finance
     4.850%, 06/01/99                         1,070           1,070
     4.900%, 08/10/99                         7,273           7,204
   Sony Capital
     4.930%, 06/03/99                        41,025          41,014
   Ubs Finance
     4.980%, 10/05/99                        17,130          16,831
     4.890%, 12/13/99                         8,815           8,582
     4.780%, 12/20/99                        25,000          24,329
                                                           --------
                                                            932,516
                                                           --------
INDUSTRIAL (24.4%)
   Albertson's
     4.800%, 06/07/99                        18,200          18,185
   Allied Signal
     4.890%, 06/08/99                        23,432          23,410
   Allstate
     4.830%, 07/22/99                        25,000          24,829
   Arco
     4.840%, 06/11/99                        20,000          19,973
     4.820%, 06/29/99                         8,200           8,169
     4.810%, 07/21/99                        25,000          24,833
   AT&T
     4.810%, 07/28/99                       120,000         119,086
   Becton Dickinson
     4.870%, 07/19/99                           504             501
   Bp America
     4.920%, 06/01/99                        53,845          53,845


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999

PRIME QUALITY MONEY MARKET FUND--CONTINUED


--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)         VALUE (000)
--------------------------------------------------------------------------------

   Caterpillar
     4.810%, 07/13/99                      $ 20,000        $ 19,888
     4.900%, 09/09/99                        28,100          27,718
   Daimler Chrysler
     4.720%, 07/15/99                        35,000          34,798
   Dupont (EI) de Nemour
     4.800%, 11/16/99                        25,000          24,440
   Eastman Kodak
     4.810%, 08/23/99                         4,871           4,817
     4.840%, 09/13/99                        27,600          27,214
     4.840%, 09/23/99                        53,300          52,483
   Edison International
     4.820%, 08/02/99                        50,000          49,585
     4.850%, 08/16/99                        85,000          84,130
   Exxon Asset
     4.910%, 06/02/99                        80,000          79,989
   Exxon Imperial
     4.890%, 06/03/99                        20,000          19,995
     4.890%, 06/04/99                        50,000          49,980
     4.880%, 06/11/99                         6,500           6,491
   Ford Motor
     4.950%, 06/03/99                         3,400           3,399
     4.850%, 07/26/99                         1,525           1,514
     4.850%, 07/27/99                         2,800           2,779
   General Electric
     4.820%, 06/04/99                         2,800           2,799
     4.820%, 06/07/99                         2,000           1,998
     4.820%, 06/10/99                         6,300           6,292
     4.820%, 06/11/99                         1,500           1,498
     4.810%, 06/18/99                         2,715           2,709
     4.850%, 07/06/99                         4,500           4,479
     4.830%, 07/16/99                         3,600           3,578
     4.830%, 07/28/99                        17,900          17,762
     4.890%, 08/13/99                         1,000             990
   Golden Peanut
     4.860%, 09/01/99                         5,000           4,938

                                                           --------


--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------

International Lease
  4.900%, 06/01/99                         $  8,474        $  8,474
J.C. Penney
  4.930%, 06/11/99                            3,200           3,196
  5.040%, 07/29/99                           20,000          19,841
New York Times
  4.850%, 06/11/99                            4,550           4,544
  4.850%, 06/25/99                            1,000             997
PPG Industries
  4.850%, 06/11/99                              400             399
Rio Tinto
  4.840%, 06/14/99                           23,400          23,359
  4.850%, 06/16/99                            5,919           5,907
  4.850%, 06/17/99                           11,700          11,675
  4.810%, 07/06/99                           20,000          19,906
  4.810%, 07/16/99                            5,700           5,666
  4.850%, 08/17/99                           38,085          37,690
Sara Lee
  4.900%, 06/03/99                            2,190           2,189
SmithKline Beecham
  4.930%, 06/01/99                            2,470           2,470
South Carolina
  4.810%, 06/03/99                           16,925          16,920
  4.830%, 06/11/99                            9,642           9,629
  4.820%, 06/18/99                            5,400           5,388
  4.850%, 06/29/99                            1,565           1,559
Southern California Edison
  4.850%, 07/06/99                           10,000           9,953
  4.840%, 08/17/99                            9,570           9,471
St. Paul
  4.900%, 06/01/99                           29,640          29,640
  4.800%, 06/11/99                           10,000           9,987
  4.800%, 06/17/99                           20,000          19,957
Toys "R" Us
  4.820%, 06/01/99                           14,273          14,273




--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)         VALUE (000)
---------------------------------------------------------------------------------------------------------------------------

   Unilever
     4.910%, 06/01/99                      $  9,575        $  9,575
   Walt Disney
     4.460%, 07/13/99                        60,000          59,688
   Xerox
     4.920%, 06/01/99                         3,158           3,158
     4.850%, 06/24/99                           494             492
                                                          ---------
                                                          1,175,097
                                                          ---------
UTILITIES (1.0%)
   BellSouth
     4.930%, 06/04/99                         1,130           1,130
   Consolidated Natural Gas
     4.870%, 06/08/99                         3,107           3,104
   Georgia Power
     4.810%, 07/19/99                        39,300          39,048
   GTE
     4.910%, 06/02/99                         3,032           3,032
   Southwestern Pub
     4.870%, 06/25/99                           900             897
                                                           --------
                                                             47,211
                                                           --------
Total Commercial Paper
     (Cost $2,154,824)                     2,154,824
                                                           --------
CORPORATE OBLIGATIONS (24.7%)
FINANCE (21.5%)
   American Express Centurion
     Bank Note (C)
     4.990%, 06/01/99                        50,000          50,000
     5.060%, 06/01/99                        35,000          35,000
   American Express Credit
     8.500%, 06/15/99                         1,500           1,502
   American General
     8.000%, 02/15/00                         5,993           6,112
   American General, MTN
     6.350%, 10/29/99                         5,000           5,026
     6.190%, 11/08/99                         5,000           5,024



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------

American International
  Group, MTN
  6.050%, 11/01/99                         $ 10,000        $ 10,040
Associates
  6.625%, 07/15/99                            7,350           7,364
  7.250%, 09/01/99                              350             352
  8.250%, 12/01/99                            3,000           3,045
Associates (C)
  4.890%, 06/01/99                           50,000          49,994
Associates, MTN
  6.750%, 06/28/99                            5,500           5,505
  7.550%, 07/15/99                            4,000           4,012
  6.125%, 11/12/99                            4,000           4,017
Bear Stearns, MTN
  5.715%, 07/30/99                           20,000          20,000
Bear Stearns, Ser B, MTN
  5.300%, 03/09/00                           20,000          20,000
Beneficial, MTN
  6.650%, 10/11/99                            3,300           3,318
  8.100%, 11/09/99                            1,600           1,621
  7.180%, 12/20/99                            2,500           2,528
Beneficial, MTN (C)
  5.117%, 08/27/99                            3,000           3,001
  5.100%, 09/01/99                           40,000          40,045
Beta Finance (A)
  5.200%, 03/01/00                           50,000          49,944
Beta Finance, MTN
  6.250%, 02/18/00                              631             634
Chrysler Financial
 12.750%, 11/01/99                            5,000           5,155
  9.500%, 12/15/99                           22,000          22,506
Chrysler Financial, MTN
  6.280%, 06/21/99                            8,280           8,286
  6.280%, 06/23/99                            5,000           5,004
  6.160%, 07/28/99                            1,000           1,001
  6.375%, 01/28/00                           17,000          17,137


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999



PRIME QUALITY MONEY MARKET FUND--CONTINUED


--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)          VALUE (000)
--------------------------------------------------------------------------------
   Credit Suisse First Boston
     International (C)
     5.425%, 06/02/99                      $ 25,000        $ 25,000
   Credit Suisse First Boston
     International Gue, MTN (A)
     5.400%, 03/20/00                        50,000          50,000
   CS First Boston (A)
     5.290%, 03/20/00                        15,000          15,000
   CS First Boston (C)
     4.860%, 06/01/99                        25,000          25,000
   Export Development, MTN
     8.625%, 03/24/00                         3,000           3,075
   First Union National Bank (C)
     5.020%, 08/19/99                        30,000          30,000
   Ford Motor Credit
     6.375%, 09/15/99                         1,500           1,505
   Ford Motor Credit, MTN
     5.730%, 02/23/00                         4,750           4,771
   Ford Motor Credit, MTN (C)
     5.220%, 08/01/99                         6,000           6,007
   General Motors Acceptance
     7.125%, 06/01/99                         5,000           5,000
     8.625%, 06/15/99                           480             481
     8.400%, 10/15/99                         5,000           5,058
     7.000%, 03/01/00                         1,500           1,520
   General Motors Acceptance (A)
     6.500%, 01/17/00                         1,750           1,764
   General Motors Acceptance, MTN
     6.150%, 09/20/99                         6,060           6,080
     8.625%, 01/10/00                        10,000          10,209
     6.250%, 01/11/00                         2,100           2,115
     7.500%, 06/09/00                         1,650           1,683
   General Motors
     Acceptance, MTN (C)
     4.960%, 06/01/99                         7,500           7,495
   Goldman Sachs Group, MTN (A)
     5.280%, 02/24/00                        25,000          25,000




--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)        VALUE (000)
---------------------------------------------------------------------------------------------------------------------------

Household Finance
  7.625%, 06/15/99                         $  5,800        $  5,805
Household Finance, MTN
  7.280%, 07/22/99                            2,500           2,507
Household International,
  MTN (C)
  5.080%, 07/22/99                           15,000          15,004
IBM Credit
  5.680%, 07/07/99                            1,000           1,001
IBM Credit, MTN (C)
  4.950%, 06/15/99                           40,000          40,000
International Lease Finance
  6.375%, 01/18/00                            5,000           5,039
John Deere Capital, MTN
  6.430%, 08/09/99                            2,000           2,005
J.P. Morgan
  5.700%, 02/15/00                            2,000           2,004
J.P. Morgan (C)
  4.990%, 06/24/99                           60,000          59,997
J.p. Morgan, MTN (C)
  5.060%, 06/01/99                           80,000          80,000
Merrill Lynch (C)
  5.090%, 06/01/99                           60,000          60,000
Merrill Lynch, MTN (C)
  4.990%, 08/05/99                            5,000           4,999
  5.450%, 08/16/99                           10,000          10,019
National City Capital
  6.750%, 06/01/99                           30,050          30,050
Nationsbank, MTN (C)
  5.030%, 06/02/99                           28,000          28,006
  5.060%, 06/03/99                           13,000          13,004
  5.066%, 06/03/99                           10,000          10,000
NYNEX Capital Funding, MTN
  7.640%, 07/19/99                            2,000           2,006
Paccar Financial, MTN
  6.110%, 12/15/99                            5,000           5,027
  6.570%, 12/15/99                            5,000           5,039



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------

   Pitney Bowes, MTN
     6.540%, 07/15/99                      $  2,025        $  2,028
   PNC Bank, (C)
     4.790%, 06/01/99                        20,000          20,000
   Teco Finance, MTN (A)
     7.140%, 11/19/99                        12,000          12,111
   Texaco Capital
     6.875%, 07/15/99                         1,000           1,002
     9.450%, 03/01/00                         1,600           1,651
   Transamerica Finance, MTN
     8.750%, 10/01/99                         1,000           1,012
     5.970%, 12/06/99                         1,500           1,506
     7.570%, 12/09/99                         1,000           1,012
   Transamerica Finance, MTN (C)
     5.250%, 07/22/99                           750             750
                                                          ---------
                                                          1,036,520
                                                          ---------
INDUSTRIAL (2.6%)
   American Home Products
     7.700%, 02/15/00                        10,520          10,707
   Anheuser Busch
     8.750%, 12/01/99                        12,150          12,366
   AT&T, MTN
     8.250%, 01/11/00                         5,000           5,090
   Ford
     9.250%, 03/01/00                         7,000           7,203
   General Mills
     6.820%, 10/29/99                         5,250           5,286
   May Department Stores, MTN
     9.560%, 12/01/99                         1,000           1,022
   Mobil Oil
     9.170%, 02/29/00                         3,833           3,907
   Philip Morris
     6.000%, 11/15/99                         2,300           2,305
   Philip Morris (C)
     6.150%, 09/16/99                        52,460          52,776
   Shell Oil
     6.625%, 07/01/99                           630             631



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)       VALUE (000)
--------------------------------------------------------------------------------
   United Technologies, MTN
     8.300%, 12/15/99                      $  2,000        $  2,034
   Wal-Mart
     6.125%, 10/01/99                           660             662
     5.650%, 02/01/00                        22,000          22,073
                                                           --------
                                                            126,062
                                                           --------
UTILITIES (0.6%)
   Duke Energy
     8.000%, 11/01/99                         5,330           5,392
   GTE Southwest
     5.820%, 12/01/99                         5,900           5,922
   Province of Quebec
     9.125%, 03/01/00                        12,500          12,859
   Southern California Edison
     6.750%, 01/15/00                         2,000           2,019
     8.250%, 02/01/00                         3,500           3,571
                                                           --------
                                                             29,763
                                                           --------
Total Corporate Obligations
     (Cost $1,192,345)                     1,192,345
                                                           --------

ASSET BACKED SECURITIES (5.2%)
   Americredit Auto Receivables Trust,
     Ser 1998-B, Cl A1
     5.199%, 11/12/99                         8,644           8,645
   Americredit Auto Receivables Trust,
     Ser 1999-A Cl A1
     4.980%, 03/12/00                        11,259          11,259
   Americredit Auto Receivables Trust,
     Ser 1999-B, Cl A1
     4.917%, 06/12/00                        23,000          23,000


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999

PRIME QUALITY MONEY MARKET FUND--CONTINUED


--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------

   Arcadia Auto Receivables Trust,
     Ser 1998-D, Cl A1
     5.482%, 12/15/99                      $    383        $    384
   Arcadia Auto Receivables Trust,
     Ser 1999-A, Cl A1
     4.960%, 03/15/00                        18,662          18,663
   Case Equipment Loan Trust,
     Ser 1998-C, Cl A1
     5.420%, 12/15/99                         4,017           4,018
   First Security Auto Owner Trust,
     Ser 1999-2, Cl A1
     5.015%, 06/15/00                        90,000          90,000
   Honda Auto Receivables Owner
     Trust, Ser 1999-1, Cl A1
     4.974%, 02/15/00                        14,188          14,188
   Household Automobile Revolving
     Trust, Ser 1998-1, Cl A1
     5.330%, 12/17/99                         9,073           9,073
   Key Auto Finance Trust,
     Ser 1999-1, Cl A1
     4.960%, 04/15/00                        12,040          12,041
   Mmca Automobile Trust,
     Ser 1999-1, Cl A1
     5.066%, 01/15/00                        12,065          12,065
   Onyx Acceptance Auto Trust,
     Ser 1999-B, Cl A1
     4.930%, 05/15/00                        17,000          17,000
   Union Acceptance,
     Ser 1999-A, Cl A1
     4.980%, 03/08/00                         8,659           8,659
   Union Acceptance,
     Ser 1999-B, Cl A1
     4.960%, 06/08/00                        22,000          22,000
                                                           --------
Total Asset Backed Securities
     (Cost $250,995)                                        250,995
                                                           --------



---------------------------------------------------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)       VALUE (000)
---------------------------------------------------------------------------------------------------------------------------

BANK NOTES (2.5%)
   American Express Centurion (A) (C)
     4.841%, 06/09/99                      $  5,000        $  5,000
   First Union Bank Note (C)
     5.040%, 06/01/99                        75,000          74,986
   First USA
     6.500%, 12/23/99                         2,200           2,217
   Inter-American Development
     9.500%, 04/11/00                           760             785
   Nationsbank
     4.880%, 10/18/99                        35,000          35,000
                                                           --------
Total Bank Notes
     (Cost $117,988)                                        117,988
                                                           --------

CERTIFICATES OF DEPOSIT (6.9%)
   Bayerische Hypo
     5.270%, 03/03/00                        50,000          49,962
   Bayerische Landesbank
     4.830%, 06/21/99                       100,000         100,000
   Bear Stearns, MTN (C)
     5.029%, 06/18/99                        15,000          15,000
   Branch Banking and Trust (C)
     5.060%, 06/01/99                        50,000          49,990
   Canadian Imperial Bank
     5.120%, 02/23/00                        50,000          49,982
   Commerzbank AG
     5.160%, 02/25/00                        22,000          21,991
   PNC Bank N.A. (C)
     4.779%, 06/03/99                        15,000          14,998
   Toronto Dominion Bank
     5.270%, 03/03/00                        30,000          29,977
                                                           --------
Total Certificates of Deposit
(Cost $331,900)                                             331,900
                                                           --------



--------------------------------------------------------------------------------
                                  FACE AMOUNT
                                     (000)     VALUE (000)
--------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENTS (5.6%)
   General American Life
     Insurance, GIC (C) (F)
     5.130%                                $160,000        $160,000
   Integrity Life Insurance,
     GIC (C) (F)
     5.130%                                 110,000         110,000
                                                           --------
Total Insurance Funding Agreements
     (Cost $270,000)                                        270,000
                                                           --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%)
   FHLMC
     4.935%, 06/04/99                        15,000          14,994
   FNMA
     4.680%, 06/10/99                        65,000          64,924
   SLMA, Ser 1996-3, Cl A1 (C)
     5.115%, 06/02/99                         2,525           2,510
   SLMA, Ser 1996-4, Cl A1 (C)
     5.105%, 06/02/99                           909             909
                                                           --------
Total U.S. Government Agency
     Obligations
     (Cost $83,337)                                          83,337
                                                           --------
REPURCHASE AGREEMENTS (9.7%)
   Barclays
     4.82%, dated 05/28/99, matures
     06/01/99, repurchase price
     $20,023,992 (collateralized
     by FHLB, FHLMC and FNMA
     obligations: total market
     value $20,418,104) (B)                  20,013          20,013
   Deutsche Bank
     4.82%, dated 05/28/99, matures
     06/01/99, repurchase price
     $75,060,980 (collateralized by
     FHLMC  obligation: total
     market value $76,521,219) (B)           75,021          75,021





--------------------------------------------------------------------------------
                                       FACE AMOUNT
                                           (000)         VALUE (000)
--------------------------------------------------------------------------------
   Merrill Lynch
     4.82%, dated 05/28/99, matures
     06/01/99, repurchase price
     $139,825,303 (collateralized by
     various GNMA obligations:
     total market value
     $142,547,920) (B)                     $139,750        $139,750
   J.P. Morgan
     4.82%, dated 05/28/99, matures
     06/01/99, repurchase price
     $121,360,378 (collateralized
     by various FNMA obligaions:
     total market value
     $123,721,327) (B)                      121,295         121,295
   Salomon Brothers 4.82%, dated 05/28/99,
     matures 06/01/99, repurchase price
     $90,056,124 (collateralized by
     various FHLMC and FNMA
     obligations: total market value
     $91,908,156) (B)                        90,008          90,008
   Swiss
     4.82%, dated 05/28/99, matures
     06/01/99, repurchase price
     $20,040,207 (collateralized by
     FNMA obligation: total market
     value $20,430,541) (B)                  20,030          20,030
                                                           --------
Total Repurchase Agreements
     (Cost $466,117)                                        466,117
                                                           --------
Total Investments (101.0%)
   (Cost $4,867,506)                                      4,867,506
                                                          ---------
OTHER ASSETS AND LIABILITIES, NET (-1.0%)                  (46,174)
                                                           --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999



PRIME QUALITY MONEY MARKET FUND--CONCLUDED


--------------------------------------------------------------------------------
                                                             VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 3,903,658,704
   outstanding shares of beneficial interest                  $3,903,579
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 918,111,878
   outstanding shares of beneficial interest                     918,144
Overdistributed net investment income                                (43)
Accumulated net realized loss
   on investments                                                   (348)
                                                            ------------
Total Net Assets 100.0%                                        4,821,332
                                                            ------------
                                                            ------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                                 $1.00
                                                            ------------
                                                            ------------
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                                 $1.00
                                                            ------------
                                                            ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.

TAX-EXEMPT MONEY MARKET FUND


--------------------------------------------------------------------------------
                                       FACE AMOUNT
                                            (000)          VALUE (000)
--------------------------------------------------------------------------------


MUNICIPAL BONDS (99.4%)
ALABAMA (1.9%)
   Special Care Facilities, Montgomery
     Hospital, RB, VRDN
     (FGIC) (C) (D)
     3.350%, 06/03/99                      $  1,120        $  1,120
   University of Alabama, Birmingham
     Hospital, Ser A, RB, VRDN (C)
     3.300%, 06/02/99                        13,220          13,220
                                                           --------
                                                             14,340
                                                           --------
ALASKA (1.0%)
   Alaska State Housing Finance
     Authority, Ser C, GO (C)
     3.350%, 06/02/99                         7,870           7,870
                                                           --------
ARIZONA (1.0%)
   City of Mesa, TECP
     3.300%, 10/06/99                         5,000           5,000
   State, Educational Loan Marketing,
     Ser A, RB, VRDN, AMT (C)
     3.300%, 06/02/99                         2,500           2,500
                                                           --------
                                                              7,500
                                                           --------
ARKANSAS (0.1%)
   State, Development Financial
     Authority, Potlatch Projects,
     Ser A, RB, VRDN, AMT (C) (D) (E)
     3.450%, 06/02/99                         1,000           1,000
                                                           --------
CALIFORNIA (0.7%)
   State, Higher Educational Loan
     Authority, Student Loan
     Revenue, Ser D-2, RB
     3.650%, 04/01/00                         5,000           5,000
                                                           --------
COLORADO (1.1%)
   Cherry Creek, South Metropolitan
     District Number 1, GO, VRDN (C)
     3.250%, 06/03/99                         1,350           1,350



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------
   Lowry Economic, Redevelopment
     Authority, Ser B, RB, VRDN (C)
     3.250%, 06/02/99                      $  2,000        $  2,000
   Smith Creek, Metropolitan District,
     RB, VRDN (C)
     3.300%, 06/03/99                         5,300           5,300
                                                           --------
                                                              8,650
                                                           --------
DELAWARE (0.2%)
   State, Educational Development
     Authority, RB, VRDN (C) (D) (E)
     3.625%, 06/03/99                         1,875           1,875
                                                           --------
DISTRICT OF COLUMBIA (0.1%)
   Metropolitan Airports Authority,
     Ser B, RB, AMT
     4.000%, 10/01/99                         1,000           1,002
                                                           --------
FLORIDA (7.6%)
   Citrus Park, Community
     Development, RB, VRDN
     (C) (D) (E)
     3.350%, 06/02/99                         1,500           1,500
   Dade County, Aviation Revenue,
     Ser B, RB (AMBAC)
     5.600%, 10/01/99                           750             756
   Dade County, Aviation Revenue,
     Ser C, RB (MBIA)
     5.000%, 10/01/99                         5,160           5,194
   Dade County, Water & Sewer
     System, Ser 1994, RB, VRDN
     (FGIC) (C) (D)
     3.150%, 06/02/99                         8,000           8,000
   Hillsborough County, Industrial
     Development Authority, Pollution
     Control Revenue, Tampa Electric
     Project, RB, VRDN, AMT (C)
     3.500%, 06/01/99                         1,100           1,100


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999



TAX-EXEMPT MONEY MARKET FUND--CONTINUED


--------------------------------------------------------------------------------
                                          FACE AMOUNT
                                             (000)       VALUE (000)
--------------------------------------------------------------------------------

   Jacksonville, TECP
     2.950%, 06/10/99                      $  4,100        $  4,100
   Palm Beach County, Jewish
     Community Campus Corporation,
     VRDN, RB (AMBAC) (C) (E)
     3.200%, 06/02/99                         4,000           4,000
   Palm Beach County, RB, VRDN (C)
     3.300%, 06/03/99                         1,000           1,000
   State, Housing Financial Agency,
     Heron Park Project, Ser U, RB,
     VRDN, AMT (C) (E)
     3.450%, 06/02/99                         1,190           1,190
   State, Local Government Pooled
     Loan Program, TECP
     3.050%, 06/08/99                         4,810           4,810
     3.000%, 06/10/99                         4,000           4,000
   State, RB, VRDN (C)
     3.320%, 06/03/99                         5,295           5,295
   St. Lucie County, Pollution
     Control, TECP
     3.000%, 06/09/99                         6,500           6,500
     2.950%, 06/10/99                         5,000           5,000
   University of North Florida
     Foundation, Parking System,
     RB, VRDN (C)
     3.300%, 06/03/99                         6,000           6,000
                                                           --------
                                                             58,445
                                                           --------
GEORGIA (6.4%)
   Conyers-Rockdale-Big Haynes,
     Impoundment Authority
     Revenue, RB, VRDN (C)
     3.250%, 06/02/99                         3,000           3,000
   Fulton County, Industrial
     Development Authority,
     American Red Cross Project,
     RB, VRDN (C) (D) (E)
     3.300%, 06/03/99                         1,200           1,200



--------------------------------------------------------------------------------
                                          FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------
Gordon County, Development
  Authority, Sara Lee Corporation, RB,
  VRDN (C) (D)
  3.300%, 06/03/99                         $  1,400        $  1,400
Lafayette, Industrial Development
  Authority, Blue-Bird Project,
  Ser 1991, RB, VRDN (C) (D) (E)
  3.300%, 06/03/99                            1,000           1,000
Metropolitan Atlanta, Rapid Transit
  Authority, Georgia Sales Tax
  Revenue,  RB, VRDN (C)
  3.320%, 06/03/99                           10,000          10,000
Monroe County, Industrial
  Development Authority, Forsyth
  Inns Project, RB,
  VRDN (C) (D) (E)
  3.350%, 06/02/99                            2,425           2,425
Putnam County, Development
  Authority, Pollution Control,
  RB, VRDN (C)
  3.350%, 06/01/99                            1,700           1,700
State, RB, VRDN (C)
  3.320%, 06/03/99                           10,545          10,545
State, Ser E, GO
  4.000%, 02/01/00                            5,600           5,637
State, Municipal Electric Authority,
  RB, VRDN (C) (D) (E)
  3.300%, 06/02/99                            4,000           4,000
State, Municipal Gas Authority,
  Portfolio II Project, Ser A,
  RB, VRDN (C)
  3.150%, 06/02/99                            6,625           6,625
Summerville, Development
  Authority, Ser 1997, RB,
  VRDN, AMT (C) (E)
  3.350%, 06/10/99                            2,000           2,000
                                                           --------
                                                             49,532
                                                           --------



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                            (000)        VALUE (000)
--------------------------------------------------------------------------------
HAWAII (3.1%)
   Hawaii State Highway, RB,
     VRDN (C) (E)
     3.320%, 06/03/99                      $ 19,790        $ 19,790
   State, GO, VRDN (MBIA) (C)
     3.320%, 06/02/99                         4,260           4,260
                                                           --------
                                                             24,050
                                                           --------
IDAHO (0.9%)
   Nez Pierce County, Pollution
     Control, Potlatch Project, RB,
     VRDN (C) (D) (E)
     3.350%, 06/02/99                         2,000           2,000
     3.350%, 06/03/99                         1,000           1,000
   State, TRAN
     4.500%, 06/30/99                         4,000           4,003
                                                           --------
                                                              7,003
                                                           --------
ILLINOIS (8.3%)
   Bloomington, Airport Authority,
     GO, VRDN (C) (D) (E)
     3.300%, 06/02/99                         1,300           1,300
   Chicago, Airport Facilities,
     Centerpoint O'Hare,
     International Airport Project,
     RB, VRDN, (C) (E)
     3.400%, 06/02/99                         3,500           3,500
   Chicago, Industrial Development
     Midwest Project, RB,
     VRDN, (C) (E)
     3.420%, 06/03/99                         2,055           2,055
   Chicago, O'Hare International
     Airport, RB, VRDN (C) (D) (E)
     3.350%, 07/01/99                         1,840           1,840
   Chicago, Single-Family Mortage,
     RB, VRDN, AMT (B) (C)
     3.100%, 09/01/99                         5,595           5,595
   Lockport, Industrial Development
     Panduit Project, RB,
     VRDN (C) (E)
     3.350%, 06/02/99                         2,000           2,000




--------------------------------------------------------------------------------
                                          FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------

Savannah, Industrial Development
  Authority, Metform Project,
  Ser A, RB, VRDN (C) (D) (E)
  3.400%, 06/02/99                         $  1,900        $  1,900
State, Chicago Illinois Sales Tax,
  RB (FGIC)
  4.000%, 01/01/00                            1,875           1,885
State, Development Financial Authority,
  Derby Project, RB, VRDN,
  AMT (C) (D) (E)
  3.500%, 06/02/99                              900             900
State, Development Financial
  Authority, Pollution Control,
  Illinois Power, Ser A, RB,
  VRDN (C) (E)
  3.400%, 06/02/99                            5,000           5,000
State, Educational Facilities Authority,
Chicago Children's Museum, RB, VRDN
  (C) (D) (E)
  3.250%, 06/02/99                            1,600           1,600
State, Educational Facilities
  Authority, Museum of Science
  and Industry, RB, VRDN (C) (E)
  3.250%, 06/03/99                            5,600           5,600
State, Educational Facilities
  Authority, RB, VRDN, (C) (E)
  3.370%, 06/03/99                            9,900           9,903
State, Health Facilities Authority,
  Advocate Healthcare, Ser B,
  RB, VRDN (C) (D)
  3.300%, 06/02/99                            2,900           2,900
State, Health Facilities Authority,
  Proctor Hospital Project,
  RB, VRDN (C)
  3.250%, 06/02/99                            5,400           5,400


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999



TAX-EXEMPT MONEY MARKET FUND--CONTINUED


--------------------------------------------------------------------------------
                                           FACE AMOUNT
                                              (000)        VALUE (000)
--------------------------------------------------------------------------------
   State, Health Facilities Authority,
     Streeterville Corporation,
     RB, VRDN (C) (D) (E)
     3.250%, 06/02/99                      $  2,000        $  2,000
   State, Health Facilities Authority,
     Streeterville Corporation,
     Ser A, RB, VRDN (C) (E)
     3.250%, 06/02/99                         3,500           3,500
   State, Health Facilities Authority,
     University of Chicago Hospital
     Project, Ser C, RB, VRDN
     (MBIA) (C) (D)
     3.200%, 06/02/99                         4,000           4,000
   Wheeling, Industrial Development
     Circuit Service Project, RB,
     VRDN (C) (E)
     3.420%, 06/03/99                         2,800           2,800
                                                           --------
                                                             63,678
                                                           --------
INDIANA (4.0%)
   Elkhart County, Economic
     Development, Godfrey Conveyor,
     RB, VRDN, AMT (C)
     3.500%, 06/02/99                         1,900           1,900
   Elkhart County, Economic Development,
   Holly Park, RB, AMT, VRDN (C) (D) (E)
     3.500%, 06/02/99                         2,100           2,100
   Fort Wayne, Economic Development
     Authority, ND Tech Project,
     RB, VRDN, AMT (C) (D) (E)
     3.400%, 06/02/99                         1,000           1,000
   Indiana State, Educational Facilities
     Authority, Indiana Wesleyan
     Project, Ser B, RB, VRDN (C)
     3.300%, 06/01/99                         2,500           2,500
   Indianapolis, Industrial Economic
     Development Authority, Allied
     Signal, RB, VRDN (C) (D)
     3.400%, 06/02/99                         3,500           3,500



---------------------------------------------------------------------------------------------------------------------------
                                          FACE AMOUNT
                                              (000)        VALUE (000)
---------------------------------------------------------------------------------------------------------------------------

Indianapolis, Local Public
  Improvements, Ser G, RB
  3.500%, 08/15/99                         $  5,000        $  5,005
Indianapolis, Local Public
  Improvements, Ser B, RB (MBIA)
  3.350%, 06/01/00                            1,550           1,550
Indianapolis, Multi-Family Housing,
  RB, VRDN, AMT (C) (D) (E)
  3.500%, 06/02/99                            2,700           2,700
Jasper, Economic Development,
  Wabash Valley Produce Project,
  RB, AMT, VRDN (C) (E)
  3.420%, 06/03/99                            2,000           2,000
La Porte County, Economic
  Development Revenue, Pedcor
  Investments-Woodland, RB,
  VRDN, AMT (C)
  3.350%, 06/03/99                            2,000           2,000
Michigan City, Industrial Economic
  Development, Performance
  Packaging, RB, VRDN,
  AMT (C) (D) (E)
  3.550%, 06/02/99                              800             800
State, Development Financial
  Authority, Culver Educational
  Facilities, RB, VRDN (C) (E)
  3.250%, 06/02/99                            2,000           2,000
State, Development Financial
  Authority, Dekko International
  Project, RB, VRDN (C) (D) (E)
  3.420%, 06/02/99                              430             430
State, Development Financial
  Authority, Educational Facility,
  Indiana Historical Society, RB,
  VRDN (C) (E)
  3.250%, 06/02/99                            1,200           1,200



--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)        VALUE (000)
--------------------------------------------------------------------------------

   State, Health Facility Financing
     Authority, Clarian Health Partners,
     Ser B, RB, VRDN (C) (D)
     3.200%, 06/02/99                      $  2,000        $  2,000
                                                           --------
                                                             30,685
                                                           --------
IOWA (0.4%)
   Davenport, Ser C, GO
     4.375%, 06/01/99                           465             465
   West Des Moines, Commercial
     Development, Greyhound Lines
     Project, RB, VRDN (C) (D) (E)
     3.300%, 06/02/99                         2,500           2,500
                                                           --------
                                                              2,965
                                                           --------
KANSAS (0.1%)
   Johnson County, School District
     Number 229, Ser B, GO
     4.250%, 09/01/99                         1,000           1,003
                                                           --------
KENTUCKY (1.7%)
   Clark County, Pollution Control,
     RB, VRDN (C) (D) (E)
     3.100%, 10/15/99                         2,500           2,500
   Jefferson County, Industrial Building,
     Fisher-Klosterman Project, RB,
     VRDN, AMT (C) (D) (E)
     3.420%, 06/03/99                         2,170           2,170
   State, Asset/Liability Commission,
     General Fund Revenue, TRAN
     3.500%, 11/01/99                         4,000           4,009
   State, Higher Education Student
     Loan, Ser B, RB, AMT
     6.400%, 12/01/99                         4,125           4,191
                                                           --------
                                                             12,870
                                                           --------
LOUISIANA (3.0%)
   Calcasieu Parish, Industrial
     Development Board, Hydroserve
     Westlake, RB, AMT, VRDN (C) (E)
     3.450%, 06/02/99                         5,000           5,000



---------------------------------------------------------------------------------------------------------------------------
                                          FACE AMOUNT
                                             (000)        VALUE (000)
---------------------------------------------------------------------------------------------------------------------------

   Plaquemines, TECP
     3.100%, 06/09/99                      $  5,500        $  5,500
   State, Eagle Trust
     3.340%, 06/03/99                         8,000           8,000
   State, Offshore Terminal Authority,
     Deepwater Port, First Stage
     A-Loop Project, Ser A, RB,
     VRDN (C) (D) (E)
     3.200%,06/02/99                          2,000           2,000
   State, Public Facilites Authority,
     Pollution Control, Ciba-Geigy
     Project, RB, VRDN (C)
     3.200%, 06/02/99                         2,400           2,400
                                                           --------
                                                             22,900
                                                           --------
MARYLAND (2.1%)
   Baltimore County, Allied Signal
     Project, VRDN (C) (D) (E)
     3.350%, 06/02/99                         1,000           1,000
   State, Community Development,
     Department Housing &
     Community, RB, AMT (FHA)
     3.100%, 01/13/00                         4,655           4,655
   State, Department of Transportation,
     RB, Prerefunded at 100.75
     6.600%, 11/01/99                         1,885           1,927
   State, Department of Transportation,
     RB, Prerefunded at 101
     6.700%, 11/01/99                         3,250           3,332
   University of Maryland, Revolving
     Equipment Loan Program,
     Ser B, RB, VRDN (C) (E)
     3.300%, 06/02/99                         4,100           4,100
   Washington Suburban, General
     Construction, GO
     Prerefunded at 102
     6.750%, 12/01/99                         1,400           1,453
                                                           --------
                                                             16,467
                                                           --------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999



TAX-EXEMPT MONEY MARKET FUND--CONTINUED


--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)        VALUE (000)
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN (1.9%)
   Oakland County, Economic
     Development Authority, Moody
     Family Limited Project, RB,
     VRDN, AMT (C) (E)
     3.500%, 06/02/99                      $    900        $    900
   State, Building Authority Revenue,
     Facilities Program Ser I, RB
     4.500%, 10/01/99                         2,200           2,211
   State, Housing Development
     Authority, RB, VRDN, AMT
     (C) (D) (E)
     3.350%, 06/02/99                         1,000           1,000
   State, Industrial Development
     Authority, RB, VRDN
     (C) (D) (E)
     3.300%, 06/01/99                         3,000           3,000
   State, Municipal Bond Authority,
     School Loan, RB
     3.500%, 12/01/99                         2,000           2,006
   State, Municipal Bond Authority,
     Ser B-1, RB
     4.500%, 07/02/99                         1,000           1,001
   State Recreation Program, GO
     5.500%, 11/01/99                         2,000           2,021
   State, Strategic Fund, Consolidated
     Industrial Project, RB, AMT,
     VRDN (C) (E)
     3.500%, 06/02/99                         2,500           2,500
                                                           --------
                                                             14,639
                                                           --------
MISSISSIPPI (2.3%)
   State, Business Finance, Solid Waste
     Disposal Revenue, Choctaw
     Generation, RB, VRDN (C)
     3.350%, 06/02/99                         3,000           3,000
   State, Government Bond, Ser B, GO
     4.250%, 08/01/99                         4,515           4,519
   State, Hospital Equipment &
     Facilities, TECP
     2.800%, 06/15/99                        10,000          10,000
                                                           --------
                                                             17,519
                                                           --------


--------------------------------------------------------------------------------
                                      FACE AMOUNT
                                          (000)          VALUE (000)
--------------------------------------------------------------------------------

MISSOURI (0.9%)
   Carthage, Industrial Development
     Authority, Schrieber Project, RB,
     VRDN, AMT (C) (D) (E)
     3.400%, 06/02/99                      $  3,100        $  3,100
   Saint Charles County, Industrial
     Development Authority, Casalon
     Apartment Project, Ser 95, RB,
     VRDN (C) (D) (E)
     3.200%, 06/03/99                         3,100           3,100
   State, Environmental Improvement
     & Energy Resource Authority,
     Utilicorp United Project, RB,
     VRDN, AMT (C) (D) (E)
     3.400%, 06/02/99                           700             700
                                                           --------
                                                              6,900
                                                           --------
NEBRASKA (0.3%)
   American Public Energy Agency,
     Gas Supply Revenue, Public Gas
     Agency, Ser C, RB
     3.350%, 09/01/99                           655             655
   Investment Finance Authority,
     Single-Family Mortgage, Ser B,
     RB, VRDN (FGIC) (C) (D)
     3.000%, 07/15/99                         1,825           1,825
                                                           --------
                                                              2,480
                                                           --------
NEVADA (3.1%)
   Clark County, Airport Improvement
     Authority, Ser A-1, RB,
     VRDN (C) (D) (E)
     3.150%, 06/02/99                         4,200           4,200
   Clark County, Industrial
     Development, RB, VRDN, (C)
     3.470%, 06/03/99                         6,495           6,495
   Clark County, Nevada Airport
     Improvement Ser A-1, RB,
     VRDN, AMT, (C) (E)
     3.450%, 06/02/99                         5,090           5,090



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                            (000)        VALUE (000)
--------------------------------------------------------------------------------

   Clark County, School District, RB,
     VRDN (C)
     3.340%, 06/03/99                      $  8,345        $  8,345
                                                           --------
                                                             24,130
                                                           --------
NEW HAMPSHIRE (0.6%)
   State, Housing Finance Authority,
     Multi-Family Housing, Fairways
     Project, RB, VRDN,
     AMT (C) (D) (E)
     3.450%, 06/02/99                         5,000           5,000
                                                           --------
NEW JERSEY (0.4%)
   Parsippany, Troy Hills
     Township, GO
     4.500%, 12/01/99                         1,055           1,063
   State, Ser D, GO (D)
     5.100%, 08/15/99                         2,000           2,029
                                                           --------
                                                              3,092
                                                           --------
NEW MEXICO (0.8%)
   Farmington, Pollution
     Control, RB, VRDN (C)
     3.250%, 11/04/99                         4,785           4,785
   State, Mortgage Financial
     Authority, Ser B, RB, VRDN (C)
     3.000%, 07/01/99                         1,700           1,700
                                                           --------
                                                              6,485
                                                           --------
NEW YORK (4.5%)
   Long Island Power, TECP
     2.800%, 08/12/99                         3,000           3,000
   New York, GO, VRDN, (C) (E)
     3.400%, 06/01/99                         7,000           7,000
   New York, Industrial Development
     Special Facility, Korean Airlines
     Co. Project, Ser A , RB,
     VRDN, (C) (E)
     3.200%, 06/02/99                         3,000           3,000
   New York, Ser J, RB, GO
     5.500%, 07/01/99                         1,000           1,002



--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)          VALUE (000)
--------------------------------------------------------------------------------

   Southeast Industrial Development,
     Unilock Project, RB, VRDN,
     AMT (C) (D) (E)
     3.400%, 06/02/99                      $  2,200        $  2,200
   State, Urban Development
     Corporation, Senior Lien, RB,
     VRDN (C)
     3.300%, 06/03/99                        12,155          12,155
   Suffolk County, Tax Anticipation
     Notes, Ser I, RB
     3.500%, 08/12/99                         6,000           6,006
                                                           --------
                                                             34,363
                                                           --------
NORTH CAROLINA (2.5%)
   Cleveland County, Family YMCA,
     Recreational Facilities Revenue,
     RB, VRDN (B) (C)
     3.350%, 06/02/99                         3,000           3,000
   Mecklenburg County, Industrial
     Facilities & Pollution Control,
     Sterigenics International Project,
     RB, VRDN, AMT (C) (D) (E)
     3.400%, 06/02/99                         1,800           1,800
   Mecklenburg County, Ser C,
     GO, VRDN (C)
     3.200%, 06/02/99                         5,000           5,000
   State, Educational Facilities
     Catawba College, RB,
     VRDN (C) (E)
     3.250%, 06/02/99                         2,000           2,000
   State, Educational Facilities,
     Guilford College, RB,
     VRDN (C) (D) (E)
     3.300%, 06/02/99                         2,200           2,200
   State, GO, VRDN (C)
     3.320%, 06/03/99                         5,340           5,340
                                                           --------
                                                             19,340
                                                           --------
OHIO (3.6%)
   Lorain County, Catholic
     Healthcare, TECP
     3.000%, 06/08/99                         7,000           7,000


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999



TAX-EXEMPT MONEY MARKET FUND--CONTINUED


--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)         VALUE (000)
--------------------------------------------------------------------------------
   State, Air Quality Development
     Authority, JMG Limited
     Partnership, Ser A, RB, VRDN,
     AMT (D) (E)
     3.400%, 06/02/99                      $  3,000        $  3,000
   State, Air Quality Development
     Authority, Edison Project, Ser A,
     RB, VRDN (C) (D) (E)
     2.950%, 06/07/99                         8,000           8,000
   State, GO
     5.400%, 08/01/99                         1,000           1,004
   State, Pollution Control Authority,
     Duquesne Project, RB, VRDN,
     AMT (C) (D) (E)
     3.350%, 06/02/99                         3,000           3,000
   Warrren County, Health Care
     Facilities Revenue, RB,
     VRDN (C)
     3.250%, 06/02/99                         5,700           5,700
                                                           --------
                                                             27,704
                                                           --------
OREGON (0.8%)
   State, Ser 73, GO, VRDN (C) (E)
     3.200%, 06/02/99                         6,000           6,000
                                                           --------
PENNSYLVANIA (4.5%)
   Beaver County, Industrial
     Development Authority,
     Duquesne Light Company
     Project, Ser B, RB, VRDN (C) (D)
     3.250%, 06/02/99                         1,000           1,000
   Cambria County, Industrial
     Development Authority, Cambria
     Cogeneration, Ser A-1, RB, AMT,
     VRDN (C) (D) (E)
     3.250%, 06/02/99                        10,000          10,000
   Geisinger Authority, Health System,
     Penn State, RB
     4.500%, 06/03/99                         1,000           1,002
   Philadelphia, School District, Tax &
     Anticipation Notes, Ser A, RB
     4.250%, 06/30/99                         1,500           1,501



--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)          VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Tax & Anticipation
     Notes, Ser A, GO
     4.250%, 06/30/99                      $  5,000        $  5,002
   State, Intergovernmental
     Cooperation Authority, Special
     Tax Revenue, RB, VRDN (C)
     2.900%, 06/15/99                         9,630           9,630
   State, Ser A, RB, VRDN (C) (D)
     3.340%, 06/03/99                         6,830           6,830
                                                           --------
                                                             34,965
                                                           --------
RHODE ISLAND (0.9%)
   State, GO, VRDN (C)
     3.320%, 06/03/99                         6,635           6,635
                                                           --------
SOUTH CAROLINA (1.5%)
   Piedmont, Municipal Power
     Agency, Electrical Revenue,
     Ser D, RB, VRDN (C)
     3.200%, 06/02/99                         3,100           3,100
   State, Economic Development Authority,
     Kiswire Project, RB, AMT,
     VRDN (C) (D) (E)
     3.500%, 06/03/99                         3,000           3,000
   State, Public Service Authority, TECP
     3.150%, 06/17/99                         4,000           4,000
   State, Public Service Authority,
     Ser A, RB
     4.500%, 01/01/00                         1,500           1,513
                                                           --------
                                                             11,613
                                                           --------
TENNESSEE (5.7%)
   Covington, Industrial Development Board,
    Charms Project, RB, VRDN, AMT (C)
     (D) (E)
     3.400%, 06/02/99                         3,000           3,000
   Hamilton County, Industrial
     Development Board, Tennessee
     Aquarium Project, RB,
     VRDN (C) (D) (E)
     3.250%, 06/03/99                         3,000           3,000
   Jackson County, TECP
     2.900%, 06/10/99                        10,000          10,000


--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)        VALUE (000)
--------------------------------------------------------------------------------

   Jackson, Water & Sewer, RB,
     Prerefunded @ 102
     (AMBAC) (D) (E)
     10.375%, 07/01/99                     $  1,500        $  1,539
   Lower County, River Authority,
     TECP
     2.850%, 06/08/99                         5,000           5,000
   Memphis-Shelby County, Industrial
     Development Board, Ponderosa
     Fibres American Project, RB,
     AMT, VRDN (C) (D) (E)
     3.350%, 06/03/99                         1,200           1,200
   Nashville & Davidson County,
     Industrial Development Authority,
     Multi-Family Mortgage,
     Chimneytop II Project, RB,
     VRDN (C) (D) (E)
     3.400%, 06/02/99                         1,325           1,325
   Nashville & Davidson County,
     Vanderbilt University, RB,
     VRDN (C) (D)
     3.100%, 07/15/99                         7,000           7,000
   State, Ser A, Anticipation Notes,
     VRDN (C) (E)
     3.150%, 06/02/99                         8,000           8,000
   State, Ser 108, GO
     3.370%, 06/03/99                         2,500           2,500
   State, School Bond Authority, TECP
     3.000%, 06/16/99                         1,400           1,400
                                                           --------
                                                             43,964
                                                           --------
TEXAS (9.9%)
   Austin, Convention Center Revenue,
     Ser B, RB, Prerefunded @ 102 (D) (E)
     8.250%, 11/15/99                         4,100           4,277
   Brazos, River Authority, TECP
     2.800%, 06/10/99                         6,000           6,000
   Dallas, GO
     5.500%, 02/15/00                         2,105           2,140
   Dallas, Rapid Transit, TECP
     2.950%, 06/10/99                         3,600           3,600



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------

Fort Worth, Water & Sewer,
  Ser B, RB
  5.875%, 02/15/00                         $  1,325        $  1,351
Georgetown, Higher Education
  Financing Authority, Southwestern
  University Project, Ser 1984, RB,
  VRDN (C) (D) (E)
  3.250%, 06/02/99                            2,000           2,000
Gulf Coast, Waste Disposal,
  Texwater Pollution Control,
  RB, VRDN (C) (D)
  3.000%, 07/15/99                            8,280           8,280
Harris County, Health Facilities
  Authority, Memorial Hospital
  Project, Ser B, RB, VRDN (C) (D)
  3.150%, 06/02/99                            2,600           2,600
Harris County, Industrial
  Development Authority, Lubrizol
  Project, RB, VRDN (C) (D)
  3.150%, 06/02/99                            1,600           1,600
Houston, Water & Sewer, RB,
  VRDN (FGIC) (C) (E) (D)
  3.050%, 06/01/99                            8,835           8,835
Lone Star, Airport Improvement
  Authority, RB, VRDN (C) (D) (E)
  3.250%, 06/01/99                            1,700           1,700
San Antonio, Electric & Gas,
  RB (MBIA)
  6.375%, 02/01/00                            1,350           1,380
Southwest Higher Education
  Authority, Southern Methodist
  University Project B, RB,
  VRDN (C) (E)
  3.200%, 06/02/99                            5,000           5,000
State, College Student Loan,
  GO, AMT
  5.100%, 08/01/99                            1,000           1,003


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999


TAX-EXEMPT MONEY MARKET FUND--CONCLUDED


--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                            (000)        VALUE (000)
--------------------------------------------------------------------------------
   State, Public Facilities, RB,
     VRDN (C)
     3.340%, 06/03/99                      $  7,180        $  7,180
   State, RB, VRDN (C) (D)
     3.450%, 06/03/99                         4,935           4,935
   State, Public Finance Authority,
     State Preservation Board,
     Ser A, RB (AMBAC)
     4.250%, 02/01/00                         1,200           1,209
   State, TRAN
     4.500%, 08/31/99                        10,000          10,039
   University of Houston, RB
     5.500%, 02/15/00                         2,850           2,898
                                                           --------
                                                             76,027
                                                           --------
UTAH (2.8%)
   State, Housing Finance Agency, RB,
     VRDN, AMT (C)
     3.100%, 07/01/99                         8,600           8,600
   State, Housing Finance Agency, RB,
     VRDN (C) (D) (E)
     3.100%, 07/01/99                        11,135          11,135
   Utah County, Utah Environmental
     Impact, USX Corporate
     Project, RB, VRDN (C)
     3.000%, 06/01/99                         2,000           2,000
                                                           --------
                                                             21,735
                                                           --------
VIRGINIA (3.3%)
   Braxton County, Solid Waste
     Disposal, Weyerhaeuser Co.
     Project, RB, VRDN, AMT  (C) (E)
     3.300%, 06/02/99                         7,650           7,650
   Chesterfield County, Industrial
     Development Authority, Allied
     Signal Project, RB, VRDN (C)
     3.400%, 06/02/99                         3,000           3,000
   Front Royal & Warren County,
     Industrial Development Authority,
     Pen Tab Industries Project, RB,
     VRDN, AMT (C) (D) (E)
     3.300%, 06/03/99                         2,700           2,700



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)       VALUE (000)
--------------------------------------------------------------------------------

   Prince George County, Industrial
     Development Authority, Industrial
     Development Revenue,
     RB, VRDN, AMT (C)
     3.470%, 06/03/99                      $  5,000        $  5,000
   State, College Building Authority,
     Educational Facilities,
     Leasing program, RB
     4.250%, 02/01/00                         6,610           6,664
                                                           --------
                                                             25,014
                                                           --------
WASHINGTON (3.4%)
   Pierce County, Washington Economic
     Development, Weyerhaeuser
     Real Estate Project, RB,
     VRDN (C) (D) (E)
     3.250%, 06/02/99                         3,000           3,000
   Port of Seattle, VRDN (C) (D)
     3.350%, 06/02/99                         1,200           1,200
   Seattle, Water Systems Revenue,
     RB, VRDN (C)
     3.350%, 06/02/99                         4,200           4,200
   South Columbia Basin, RB
     5.700%, 12/01/99                         1,000           1,013
   State, Public Power Supply System,
     Nuclear Project No. 1, Ser 1A-3,
     RB, VRDN (C) (D) (E)
     3.200%, 06/02/99                         3,300           3,300
   State, Public Power Supply System,
     Nuclear Project No. 1, Ser 1A-1,
     RB, VRDN (C) (D) (E)
     3.300%, 06/02/99                         4,725           4,725
   State, Public Power Supply System,
     Nuclear Project No. 3, Ser 3A,
     RB, VRDN (MBIA) (C) (D)
     3.000%, 06/01/99                         5,000           5,000
   State, GO, VRDN (C) (D) (E)
     3.200%, 12/09/99                         3,335           3,335
                                                           --------
                                                             25,773
                                                           --------



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)        VALUE (000)
--------------------------------------------------------------------------------

WEST VIRGINIA (0.5%)
   Marshall County, Pollution Control
     Authority, Allied Signal Project,
     RB, VRDN (C) (D)
     3.400%, 06/02/99                      $  2,000        $  2,000
   Marshall County, Pollution
     Control Authority, PPG
     Industries Project,
     RB, VRDN (C) (D)
     3.550%, 06/03/99                         2,000           2,000
                                                           --------
                                                              4,000
                                                           --------
WISCONSIN (0.9%)
   Appleton, Industrial Development
     Revenue, Pro Lable Project, RB,
     VRDN, AMT (C)
     3.520%, 06/02/99                           950             950
   Germantown, Industrial Revenue,
     Speaker Project, RB,
     VRDN, AMT (C)
     3.520%, 06/03/99                           905             905
   Holland, Industrial Development
     Revenue, White Clover Dairy
     Project, RB, VRDN, AMT (C)
     3.420%, 06/02/99                         1,500           1,500
   Oconomowoc, Industrial
     Development Revenue, Quest
     Technologies Project, RB,
     VRDN, AMT (C)
     3.420%, 06/02/99                         1,550           1,550
   Wisconsin, Health Facilities, Saint
     Lukes Medical Center, RB,
     VRDN (C) (D) (E)
     3.250%, 06/02/99                         1,840           1,840
                                                           --------
                                                              6,745
                                                           --------



--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)         VALUE (000)
--------------------------------------------------------------------------------

WYOMING (0.6%)
   Sweetwater, RB, VRDN (C)
     3.200%, 06/01/99                      $  4,600        $  4,600
                                                           --------
Total Municipal Bonds
     (Cost $765,558)                                        765,558
                                                           --------
CASH EQUIVALENT (0.3%)
   SEI Tax-Exempt Trust Institutional
     Tax-Free Portfolio                       2,227           2,227
                                                           --------
Total Cash Equivalent
     (Cost $2,227)                                            2,227
                                                           --------
Total Investments (99.7%)
   (Cost $767,785)                                          767,785
                                                           --------
OTHER ASSETS AND LIABILITIES, NET (0.3%)                      2,709
                                                           --------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 641,639,113
   outstanding shares of beneficial interest                641,639
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 128,859,463
   outstanding shares of beneficial interest                128,860
Accumulated net realized loss
   on investments                                                (5)
                                                           --------
Total Net Assets 100.0%                                    $770,494
                                                           --------
                                                           --------
Net Asset Value, Offering and Redemption
   Price Per Share --Trust Shares                          $   1.00
                                                           --------
                                                           --------
Net Asset Value, Offering Price and
   Redemption Price Per Share --
   Investor Shares                                         $   1.00
                                                           --------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999



TAX-FREE MONEY MARKET FUND


--------------------------------------------------------------------------------
                                       FACE AMOUNT
                                            (000)        VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (96.9%)
COLORADO (1.3%)
   Denver, Public Facility Improvements,
     Major League Baseball Stadium
     Project, Ser A, RB (FGIC)
     5.900%, 10/01/99                      $  3,500        $  3,529
                                                           --------
DISTRICT OF COLUMBIA (2.7%)
   District of Columbia, Healthcare
     Facility, St. John's Child
     Development Center, RB (C)
     3.800%, 06/01/99                         1,100           1,100
   District of Columbia, RB (C) (E)
     3.250%, 06/01/99                         6,260           6,260
                                                           --------
                                                              7,360
                                                           --------
GEORGIA (2.9%)
   State, COP (MBIA) (C)
     3.320%, 06/03/99                         8,000           8,000
                                                           --------
HAWAII (0.8%)
   State, Housing Finance &
     Development Authority, Single-
     Family Housing, RB, AMT (C)
     3.420%, 07/01/99                         2,250           2,250
                                                           --------
ILLINOIS (6.2%)
   Chicago, O'Hare International
     Airport, RB, AMT (C)
     3.390%, 06/03/99                         5,000           5,000
   Chicago, Public Improvements,
     Ser C, GO (E)
     3.050%, 10/31/99                         5,000           5,000
   State, Health Facility Authority,
     Swedish Covenant Hospital
     Project, RB (AMBAC) (C)
     3.400%, 06/02/99                         2,200           2,200
   State, Toll Highway Authority,
     RB (FSA) (C)
     3.250%, 06/03/99                         5,000           5,000
                                                           --------
                                                             17,200
                                                           --------



--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)      VALUE (000)
--------------------------------------------------------------------------------


KANSAS (0.9%)
   Johnson County, School
     Improvements, GO (AMBAC)
     8.000%, 09/01/99                      $  2,525        $  2,555
                                                           --------
LOUISIANA (2.8%)
   Jefferson Parish, Home Mortgage,
     RB (C)
     3.390%, 06/03/99                         7,720           7,720
                                                           --------
MARYLAND (4.2%)
   Montgomery County, Housing
     Opportunity Commission, Issue 1,
     RB, AMT (C) (E)
     3.500%, 06/03/99                        10,000          10,000
   State, Health & Higher Educational
     Facilities Authority, Pooled Loan
     Project, Ser D, RB (C) (E)
     3.200%, 06/03/99                         1,675           1,675
                                                           --------
                                                             11,675
                                                           --------
MICHIGAN (3.6%)
   Detroit, Sewer Disposal, Ser B,
     RB (MBIA) (C)
     3.400%, 06/02/99                        10,000          10,000
                                                           --------
NEW YORK (9.0%)
   Long Island, Power Authority,
     Electric System Project, RB (C)
     3.430%, 06/03/99                         4,000           4,000
   New York City, GO (C)
     3.340%, 06/03/99                        11,960          11,960
   New York City, Municipal Water
     Financing Authority, RB (FSA) (C)
     3.320%, 06/03/99                         9,000           9,000
                                                           --------
                                                             24,960
                                                           --------
PENNSYLVANIA (11.1%)
   Emmaus, General Authority,
     RB (FSA) (C)
     3.250%, 06/02/99                        12,000          12,000

                                       24

--------------------------------------------------------------------------------
                                       FACE AMOUNT
                                            (000)        VALUE (000)
---------------------------------------------------------------------------------------------------------------------------
   Philadelphia, Gas Works, RB
     (FSA) (C)
     3.320%, 06/03/99                      $  3,635        $  3,635
   Philadelphia, Water & Wastewater,
     RB (AMBAC) (C)
     3.320%, 06/03/99                         7,000           7,000
   Pittsburgh, GO (C)
     3.320%, 06/03/99                         8,000           8,000
                                                           --------
                                                             30,635
                                                           --------
SOUTH CAROLINA (3.0%)
   Florence County, McLeod Regional
     Medical Center Project, Ser A,
     RB (FGIC) (C) (E)
     3.250%, 06/03/99                         8,200           8,200
                                                           --------
TENNESSEE (1.8%)
   Shelby County, Health, Educational
     & Housing Facilities, Multi-Family
     Housing, Ser A, RB, AMT (C) (E)
     3.450%, 06/02/99                         5,000           5,000
                                                           --------
TEXAS (7.6%)
   Houston, Water & Sewer System,
     RB (FGIC) (C)
     3.320%, 06/03/99                         5,000           5,000
   Plano, TECP
     2.950%, 06/16/99                         7,000           7,000
   San Antonio, Electric & Gas, RB,
     Partially Prerefunded
     02/01/07 @ 101 (C) (E)
     3.320%, 06/03/99                         9,000           9,000
                                                           --------
                                                             21,000
                                                           --------
VIRGINIA (35.4%)
   Alexandria, Industrial Development,
     Pooled Loan Project, Ser A,
     RB (C) (E)
     3.250%, 06/02/99                         2,875           2,875




--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)         VALUE (000)
--------------------------------------------------------------------------------
Alexandria, Industrial Development,
  Ser A, RB (C)
  3.800%, 06/02/99                         $  3,500        $  3,500
Almermarle County, Industrial
  Development, Health Services,
  RB (C)
  3.250%, 06/02/99                            4,400           4,400
Chesterfield, TECP
  2.850%, 06/25/99                           10,000          10,000
Fairfax County, Economic
  Development, Flint Hill School
  Project, RB (C) (E)
  3.250%, 06/02/99                            4,340           4,340
Fairfax County, Public Improvements,
  GO (C)
  3.320%, 06/03/99                            6,300           6,300
Hampton Roads, Regional Jail
  Authority, Ser B, RB (C) (E)
  3.300%, 06/02/99                            2,000           2,000
King George County, Industrial
  Development, Birchwood Power
  Partners, Ser B, RB (C) (E)
  3.500%, 06/01/99                            4,000           4,000
Louisa County, Industrial
  Development, RB (C) (E)
  3.250%, 06/03/99                            1,900           1,900
Norfolk, Industrial Development,
  Childrens Hospital Project,
  RB (C) (E)
  3.250%, 06/01/99                            4,000           4,000
Pulaski County, Industrial
  Development Authority, Pulaski
  Furniture Project, Ser A, RB (C)
  3.800%, 06/02/99                            4,219           4,219
Pulaski County, Industrial
  Development Authority, Pulaski
  Furniture Project, Ser B, RB (C)
  3.800%, 06/02/99                              500             500


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999



TAX-FREE MONEY MARKET FUND--CONCLUDED


--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)        VALUE (000)
--------------------------------------------------------------------------------

   Richmond, BAN (C)
     3.250%, 06/03/99                      $    570        $    570
   Richmond, Redevelopment &
     Housing Authority, Multi-Family
     Housing, RB (C)
     3.420%, 06/03/99                        13,000          13,000
   Roanoke County, Industrial
     Development, Roanoke Memorial
     Hospital Project, Ser C, RB (C) (E)
     3.200%, 06/02/99                         2,000           2,000
   State, College Building Authority,
     Public Higher Education Financing,
     Ser A, RB
     3.150%, 09/01/99                         1,850           1,850
   State, Port Authority, RB, AMT
     (MBIA) (C)
     3.390%, 06/03/99                        10,100          10,100
   State, Public Building Authority, RB
     5.100%, 08/01/99                         7,115           7,139
   State, University & Hospital &
     Public Improvements, GO
     5.000%, 06/02/99                         2,000           2,035
   Suffolk, Redevelopment & Housing
     Authority, Multi-Family Housing,
     Windsor Fieldstone Project, RB (C)
     3.800%, 6/03/99                          4,218           4,218
   York County, TECP
     2.800%, 06/25/99                         8,800           8,800
                                                           --------
                                                             97,746
                                                           --------
WASHINGTON (3.6%)
   Washington State, Public Power
     Supply System, Nuclear Project
     Number 1, RB,
     Prerefunded @ 100
     6.000%, 07/01/99                        10,000          10,019
                                                           --------
Total Municipal Bonds
     (Cost $267,849)                                        267,849
                                                           --------



--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)        VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (2.4%)
   Financial Square Tax Free
     Portfolio                             $  6,003        $  6,003
   SEI Institutional Tax Free
     Portfolio                                  644             644
                                                           --------
Total Cash Equivalents
     (Cost $6,647)                                            6,647
                                                           --------
Total Investments (99.3% )
   (Cost $274,496)                                          274,496
                                                           --------
OTHER ASSETS AND LIABILITIES, NET (0.7%)                      1,890
                                                           --------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no
   par value) based on 270,461,831
   outstanding shares of beneficial interest                270,439
Fund shares of the Investor Class
   (unlimited authorization -- no
   par value) based on 5,955,089
   outstanding shares of beneficial interest                  5,955
Overdistributed net investment income                            (1)
Accumulated net realized loss
   on investments                                                (7)
                                                           --------
Total Net Assets 100.0%                                    $276,386
                                                           --------
                                                           --------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                            $1.00
                                                           --------
                                                           --------
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares                         $1.00
                                                           --------
                                                           --------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.

--------------------------------------------------------------------------------


U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


--------------------------------------------------------------------------------
                                        FACE AMOUNT
                                            (000)       VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION (10 8%)
   U.S. Treasury Note
     5.500%, 02/29/00                      $ 50,000        $ 50,256
                                                           --------
Total U.S. Treasury Obligation
     (Cost $50,256)                          50,256
                                                           --------
GOVERNMENT AGENCY OBLIGATIONS (14.1%)
   Agency for International
     Development, Ser 5A
     7.750%, 11/15/99                        50,000          50,637
   Agency for International
     Development (C)
     4.756%, 11/15/99                        15,000          14,976
                                                           --------
Total Government Agency Obligations
     (Cost $65,613)                          65,613
                                                           --------
REPURCHASE AGREEMENTS (75.3%)
   Abn-Amro
     4.80%, dated 05/28/99, matures
     06/01/99, repurchse price
     $14,007,466 (collateralized by
     U.S. Treasury Note: total market
     value $14,280,482) (B)                  14,000          14,000
   Barclays
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $19,044,181 (collateralized by
     U.S. Treasury Note: total market
     value $19,414,792) (B)                  19,034          19,034
   Deutsche Bank
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $19,968,414 (collateralized by
     U.S. Treasury Note: total market
     value $20,356,970) (B)                  19,958          19,958
   Greenwich
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $20,020,513 (collateralized by
     U.S. Treasury Note: total market
     value $20,412,490) (B)                  20,010          20,010


--------------------------------------------------------------------------------
                                          FACE AMOUNT
                                              (000)        VALUE (000)
--------------------------------------------------------------------------------
   J.P. Morgan
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $110,917,235 (collateralized by
     a GNMA obligation: total
     market value $113,075,273) (B)        $110,858        $110,858
   Merrill Lynch
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $20,031,391 (collateralized by
     various GNMA obligations: total
     market value $20,424,265) (B)           20,021          20,021
   Morgan Stanley
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $109,997,946 (collateralized by
     various GNMA obligations: total
     market value $113,740,112) (B)         109,939         109,939
   Salomon Brothers
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $17,099,617 (collateralized by
     U.S. Treasury Note: total market
     value $17,446,918) (B)                  17,091          17,091
   SBC Warburg
     4.80%, dated 05/28/99, matures
     06/01/99, repurchase price
     $19,914,879 (collateralized by
     U.S. Treasury Note: total market
     value $20,306,494) (B)                  19,904          19,904
                                                           --------
Total Repurchase Agreements
     (Cost $350,815)                                        350,815
                                                           --------
Total Investments (100.2%)
   (Cost $466,684)                                          466,684
                                                           --------
OTHER ASSETS AND LIABILITIES, NET (-0.2%)                      (753)
                                                           --------


STATEMENTS OFNETASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999



U.S. GOVERNMENT SECURITIES MONEY MARKET FUND--CONCLUDED


--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 404,208,908
   outstanding shares of beneficial interest     $404,209
Fund shares of the Investor Class
   (unlimited authorization -- no par
   value) based on 61,445,158
   outstanding shares of beneficial interest       61,445
Undistributed net investment income                    86
Accumulated net realized gain
   on investments                                     191
                                             ------------
Total Net Assets 100.0%                          $465,931
                                             ------------
                                             ------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                  $1.00
                                             ------------
                                             ------------
Net Asset Value, Offering Price and Redemption
   Price Per Share -- Investor Shares               $1.00
                                              ------------
                                              ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.

--------------------------------------------------------------------------------


U.S. TREASURY MONEY MARKET FUND


--------------------------------------------------------------------------------
                                         FACE AMOUNT
                                             (000)       VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (28.3%)
   U.S. Treasury Bills
     4.190%, 06/03/99                      $ 50,000        $ 49,989
     4.250%, 06/17/99                        50,000          49,912
   U.S. Treasury Notes
     6.750%, 06/30/99                        15,000          15,014
     5.625%, 11/30/99                        15,000          15,067
     5.625%, 12/31/99                        15,000          15,080
     5.875%, 02/15/00                        15,000          15,100
     5.500%, 03/31/00                        25,000          25,102
     6.375%, 05/15/00                        30,000          30,372
                                                           --------
Total U.S. Treasury Obligations
     (Cost $215,636)                        215,636
                                                           --------
REPURCHASE AGREEMENTS (70.5%)
   ABN-AMRO
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $34,046,305 (collateralized by
     U.S. Treasury STRIPS: total
     market value $34,709,165) (B)           34,028          34,028
   Barclays
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $29,219,675 (collateralized by
     U.S. Treasury Note: total market
     value $29,788,780) (B)                  29,204          29,204
   Deutsche Bank
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $179,292,640 (collateralized by
     various U.S. Treasury Bonds and
     Notes: total market value
     $182,782,325) (B)                      179,198         179,198



--------------------------------------------------------------------------------
                                       FACE AMOUNT
                                           (000)         VALUE (000)
--------------------------------------------------------------------------------
   Greenwich Bank
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $179,851,869 (collateralized by
     U.S. Treasury Note: total market
     value $183,353,384) (B)               $179,757        $179,757
   Merrill Lynch
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $20,014,602 (collateralized by
     U.S. Treasury STRIPS: total
     market value $20,404,674) (B)           20,004          20,004
   Morgan Stanley
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $22,425,774 (collateralized by
     U.S. Treasury Note: total market
     value $22,870,506) (B)                  22,414          22,414
   J.P. Morgan
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $20,789,780 (collateralized by
     U.S. Treasury Note: total market
     value $21,195,355) (B)                  20,779          20,779
   Salomon
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $23,408,760 (collateralized by
     various U.S. Treasury Notes: total
     market value $23,869,853) (B)           23,396          23,396
   SBC Warburg
     4.77%, dated 05/28/99, matures
     06/01/99, repurchase price
     $27,014,310 (collateralized by
     U.S. Treasury Bond: total market
     value $27,545,730) (B)                  27,000          27,000
                                                           --------
Total Repurchase Agreements
     (Cost $535,780)                                        535,780
                                                           --------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999



U.S. TREASURY MONEY MARKET FUND--CONCLUDED


--------------------------------------------------------------------------------
                                               VALUE (000)
--------------------------------------------------------------------------------
Total Investments (98.8%)
   (Cost $751,416)                             $751,416
                                               --------
OTHER ASSETS AND LIABILITIES, NET (1.2%)          9,417
                                               --------
NET ASSETS:
Fund shares of the Trust Class
   (unlimited authorization -- no par
   value) based on 760,916,765
   outstanding shares of beneficial interest    760,833
                                               --------
Total Net Assets 100.0%                        $760,833
                                               --------
                                               --------
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares                $1.00
                                               --------
                                               --------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
             FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 31.

                          KEY TO ABBREVIATIONS USED IN
                           THE STATEMENT OF NET ASSETS


AMBAC       Security insured by the American Municipal Bond Assurance Corporation
AMT         Alternative Minimum Tax
BAN         Bond Anticipation Note
Cl          Class
COP         Certificate of Participation
FGIC        Security insured by the Financial Guaranty Insurance Company
FFCB        Federal Farm Credit Bank
FHA         Federal Housing Authority
FHLMC       Federal Home Loan Mortgage Corporation
FNMA        Federal National Mortgage Association
FSA         Security insured by Financial Securities Assurance
GIC         Guaranteed Investment Contract
GNMA        Government National Mortgage Association
GO          General Obligation
MBIA        Security insured by the Municipal Bond Insurance Association
MTN         Medium Term Note
RB          Revenue Bond
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and Principal Security
TECP        Tax Exempt Commercial Paper
TRAN        Tax & Revenue Anticipation Note
VRDN        Variable Rate Demand Note


(A)         Private Placement Security
(B)         Tri-Party Repurchase Agreement
(C) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1999. The date shown is the next scheduled reset date.
(D) Put and demand features exist requiring the issuer to repurchase the instrument prior to maturity.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) The contract has no stated maturity date, but may be terminated unconditionally by the Fund at anytime upon at least 7 days notice to the issuer.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC FUNDS FOR THE PERIOD ENDED MAY 31, 1999 AND NOVEMBER 30, 1998


                                                        TAX-EXEMPT          TAX-FREE        U.S. GOVERNMENT
                                        PRIME QUALITY      MONEY             MONEY             SECURITIES         U.S. TREASURY
                                        MONEY MARKET      MARKET             MARKET           MONEY MARKET            MONEY
                                            FUND           FUND               FUND                FUND             MARKET FUND
                                           ---------    ---------------------------------------------------  ---------------------
                                           06/01/98-    06/01/98-    12/01/98     12/01/97     06/01/98-     12/01/98    12/01/97
                                           05/31/99     05/31/99     05/31/99     11/30/98     05/31/99      05/31/99    11/30/98
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Interest Income                            $ 142,719    $  24,519    $   4,823    $   8,624    $  23,472    $  18,000    $  33,565
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Expenses:
   Investment Advisory Fees                   17,531        4,122          607          963        2,992        1,486        2,412
   Less: Investment Advisory
         Fees Waived                          (4,356)      (1,057)          (3)        --           (607)         (21)        --
   Administrator Fees                          2,093          584          222          361          359          550          927
   Less: Administrator Fees Waived              (250)        --           --           --             (3)        --           --
   Transfer Agent Fees-- Trust Shares             18           14           73          121           13          183          309
   Transfer Agent Fees-- Investor Shares          19           17         --           --             33         --           --
   Transfer Agent Out of Pocket Fees             291           77            1         --             55            1         --
   Printing Expenses                             142           32           12            9           46           27           24
   Custody Fees                                   73           15           56           95           11          143          230
   Professional Fees                             164           41           35           24           23          103           65
   Trustee Fees                                   29           11            2            3            2            5            9
   Registration Fees                             414           49            7           21            6           27           68
   Distribution Fees-- Trust Shares             --           --            213          349         --            539          927
   Less: Distribution Fees Waived --
        Trust Shares                            --           --           (213)        (349)        --           (539)        (927)
   Distribution Fees-- Investor Shares         1,157          214           14           33          104         --           --
   Less: Distribution Fees Waived --
        Investor Shares                         (188)         (58)         (14)         (33)         (49)        --           --
   Insurance and Other Fees                       39            4            5            3         --             59           40
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
   Total Expenses                             17,176        4,065        1,017        1,600        2,985        2,563        4,084
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
   Net Investment Income                     125,543       20,454        3,806        7,024       20,487       15,437       29,481
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
   Net Realized Gain (Loss) on
        Securities Sold                          (19)          (1)           2           (9)         191         --           --
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net Increase in Net Assets
        from Operations                    $ 125,524    $  20,453    $   3,808    $   7,015    $  20,678    $  15,437    $  29,481
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------
                                           ---------    ---------    ---------    ---------    ---------    ---------    ---------


Amounts designated as "--" are either $0 or round to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------

STI CLASSIC FUNDS FOR THE PERIOD ENDED NOVEMBER 30, AND THE YEAR ENDED MAY 31,




                                                 PRIME QUALITY               TAX-EXEMPT                     TAX-FREE
                                               MONEY MARKET FUND          MONEY MARKET FUND             MONEY MARKET FUND
                                           ---------------------------------------------------------------------------------------
                                             06/01/98-     06/01/97-    06/01/98-    06/01/97-   12/01/98-   12/01/97-   12/01/96-
                                             05/31/99      05/31/98     05/31/99     05/31/98    05/31/99    11/30/98    11/30/97
                                           ---------------------------------------------------------------------------------------
Operations:
Net Investment Income ...................  $   125,543   $    95,132   $  20,454   $   17,568   $   3,806   $   7,024   $   6,505
 Net Realized Gain (Loss) on Investments           (19)           50          (1)        --             2          (9)          3
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

      Increase in Net Assets
        from Operations .................      125,524        95,182      20,453       17,568       3,808       7,015       6,508
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ........................      (99,427)      (77,500     (16,665)     (13,717)     (3,739)     (6,778)     (6,352)
    Investor Shares .....................      (26,132)      (17,632)     (3,788)      (3,852)        (91)       (239)       (161)
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

      Total Distributions ...............     (125,559)      (95,132)    (20,453)     (17,569)     (3,830)     (7,017)     (6,513)
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .........    4,698,805     3,915,486     984,432    1,039,352     246,896     369,536     393,449
    Shares Issued in Connection with
      Crestar Merger ....................    1,179,761          --          --           --          --          --          --
    Reinvestment of Cash Distributions ..        4,306         3,699        --           --          --          --          --
    Cost of Shares Redeemed .............   (3,859,828)   (3,125,552)   (790,815)    (924,334)   (247,343)   (325,471)   (348,927)
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

  Increase (Decrease) in Net Assets From
      Trust Share Transactions ..........    2,023,044       793,633     193,617      115,018        (447)     44,065      44,522
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

  Investor Shares:
    Proceeds from Shares Issued .........    1,199,739       806,517     356,214      346,323       5,749      22,060      16,177
    Shares Issued in Connection with
      Crestar Merger ....................      187,089          --          --           --          --          --          --
    Reinvestment of Cash Distributions ..       24,846        15,979       3,497        3,314         110         237         144
    Cost of Shares Redeemed .............     (905,401)     (694,228)   (365,395)    (317,112)     (8,754)    (21,081)    (11,681)
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

  Increase (Decrease) in Net Assets From
    Investor Share Transactions .........      506,273       128,268      (5,684)      32,525      (2,895)      1,216       4,640
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

    Increase (Decrease) in Net Assets
      From Share Transactions ...........    2,529,317       921,901     187,933      147,543      (3,342)     45,281      49,162
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

      Total Increase (Decrease) in
        Net Assets ......................    2,529,282       921,951     187,933      147,542      (3,364)     45,279      49,157
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

Net Assets:
  Beginning of Period ...................    2,292,050     1,370,099     582,561      435,019     279,750     234,471     185,314
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

  End of Period .........................  $ 4,821,332   $ 2,292,050   $ 770,494   $  582,561   $ 276,386   $ 279,750   $ 234,471
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued .......................    4,698,805     3,915,486     984,432    1,039,352     246,896     369,536     393,449
    Shares Issued in Connection with
      Crestar Merger ....................    1,179,840          --          --           --          --          --          --
    Shares Issued in Lieu of
      Cash Distributions ................        4,306         3,699        --           --          --          --          --
    Shares Redeemed .....................   (3,859,828)   (3,125,552)   (790,815)    (924,334)   (247,343)   (325,471)   (348,927)
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

      Net Trust Share Transactions ......    2,023,123       793,633     193,617      115,018        (447)     44,065      44,522
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

  Investor Shares:
    Shares Issued .......................    1,199,740       806,517     356,214      346,323       5,749      22,060      16,177
    Shares Issued in Connection with
      Crestar Merger ....................      187,089          --          --           --          --          --          --
    Shares Issued in Lieu
      of Cash Distributions .............       24,846        15,979       3,497        3,314         110         237         144
    Shares Redeemed .....................     (905,433)     (694,228)   (365,395)    (317,112)     (8,754)    (21,081)    (11,681)
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

      Net Investor Share Transactions ...      506,242       128,268      (5,684)      32,525      (2,895)      1,216       4,640
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------

      Net Change in Capital Shares ......    2,529,365       921,901     187,933       32,525      (3,342)     45,281      49,162
                                           -----------   -----------   ---------   ----------   ---------   ---------   ---------




                                               U.S. GOVERNMENT                U.S. TREASURY
                                                SECURITIES                      SECURITIES
                                              MONEY MARKET FUND             MONEY MARKET FUND
                                           ------------------------------------------------------------
                                            06/01/98-   06/01/97-   12/01/98-    12/01/97-    12/01/96-
                                            05/31/99    05/31/98    05/31/99     11/30/98     11/30/97
                                           ------------------------------------------------------------
Operations:
Net Investment Income ...................  $  20,487   $  19,342   $  15,437   $    29,481   $    24,451
 Net Realized Gain (Loss) on Investments         191         146        --            --            --
                                           ---------   ---------   ---------   -----------   -----------
      Increase in Net Assets
        from Operations .................     20,678      19,488      15,437        29,481        24,451
                                           ---------   ---------   ---------   -----------   -----------

Distributions to Shareholders:
  Net Investment Income:
    Trust Shares ........................    (17,844)    (16,621)    (15,522)      (29,476)      (24,456)
    Investor Shares .....................     (2,641)     (2,723)       --            --            --
                                           ---------   ---------   ---------   -----------   -----------

      Total Distributions ...............    (20,485)    (19,344)    (15,522)      (29,476)      (24,456)
                                           ---------   ---------   ---------   -----------   -----------

Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued .........    739,766     776,773     681,589     1,131,937     1,251,595
    Shares Issued in Connection with
      Crestar Merger ....................       --          --          --            --            --
    Reinvestment of Cash Distributions ..      1,170         380           1             4           146
    Cost of Shares Redeemed .............   (714,135)   (744,136)   (620,595)   (1,064,404)   (1,008,406)
                                           ---------   ---------   ---------   -----------   -----------

  Increase (Decrease) in Net Assets From
      Trust Share Transactions ..........     26,801      33,017      60,995        67,537       243,335
                                           ---------   ---------   ---------   -----------   -----------

  Investor Shares:
    Proceeds from Shares Issued .........    294,871     178,312        --            --            --
    Shares Issued in Connection with
      Crestar Merger ....................       --          --          --            --            --
    Reinvestment of Cash Distributions ..      2,578       2,600        --            --            --
    Cost of Shares Redeemed .............   (294,755)   (185,358)       --            --            --
                                           ---------   ---------   ---------   -----------   -----------

  Increase (Decrease) in Net Assets From
     Investor Share Transactions ........      2,694      (4,446)       --            --            --
                                           ---------   ---------   ---------   -----------   -----------

    Increase (Decrease) in Net Assets
      From Share Transactions ...........     29,495      28,571      60,995        67,537       243,335
                                           ---------   ---------   ---------   -----------   -----------
      Total Increase (Decrease) in
        Net Assets ......................     29,688      28,715      60,910        67,542       243,330
                                           ---------   ---------   ---------   -----------   -----------

Net Assets:
  Beginning of Period ...................    436,243     407,528     699,923       632,381       389,051
                                           ---------   ---------   ---------   -----------   -----------
  End of Period .........................  $ 465,931   $ 436,243   $ 760,833   $   699,923   $   632,381
                                           ---------   ---------   ---------   -----------   -----------
                                           ---------   ---------   ---------   -----------   -----------
(1) Shares Issued and Redeemed:
  Trust Shares:
    Shares Issued .......................    739,766     776,773     681,589     1,131,937     1,251,595
    Shares Issued in Connection with
      Crestar Merger ....................       --          --          --            --            --
    Shares Issued in Lieu of
      Cash Distributions ................      1,170         380           1             4           146
    Shares Redeemed .....................   (714,135)   (744,136)   (620,595)   (1,064,404)   (1,008,406)
                                           ---------   ---------   ---------   -----------   -----------

      Net Trust Share Transactions ......     26,801      33,017      60,995        67,537       243,335
                                           ---------   ---------   ---------   -----------   -----------

  Investor Shares:
    Shares Issued .......................    294,871     178,312        --            --            --
    Shares Issued in Connection with
      Crestar Merger ....................       --          --          --            --            --
    Shares Issued in Lieu
      of Cash Distributions .............      2,578       2,600        --            --            --
    Shares Redeemed .....................   (294,755)   (185,358)       --            --            --
                                           ---------   ---------   ---------   -----------   -----------

      Net Investor Share Transactions ...      2,694      (4,446)     60,995        67,537       243,335
                                           ---------   ---------   ---------   -----------   -----------

      Net Change in Capital Shares ......     29,495      28,571      60,995        67,537       243,335
                                           ---------   ---------   ---------   -----------   -----------



  Amounts designated as "--" are either $0 or round to $0.

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
                           FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS FOR THE PERIOD FROM INCEPTION THROUGH MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD






                                                          NET                                NET ASSET
                                   NET ASSET VALUE      INVESTMENT     DISTRIBUTIONS FROM    VALUE END          TOTAL
                                 BEGINNING OF PERIOD      INCOME      NET INVESTMENT INCOME  OF PERIOD         RETURN+
                                 ------------------      ----------   ---------------------  ----------        -------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
               1999                  $   1.00          $   0.05          $  (0.05)          $   1.00             4.83%
               1998                      1.00              0.05             (0.05)              1.00             5.22%
               1997                      1.00              0.05             (0.05)              1.00             5.01%
               1996                      1.00              0.05             (0.05)              1.00             5.25%
               1995                      1.00              0.05             (0.05)              1.00             4.79%
Investor Shares
               1999                  $   1.00          $   0.05          $  (0.05)          $   1.00             4.66%
               1998                      1.00              0.05             (0.05)              1.00             5.04%
               1997                      1.00              0.05             (0.05)              1.00             4.84%
               1996                      1.00              0.05             (0.05)              1.00             5.08%
               1995                      1.00              0.05             (0.05)              1.00             4.62%
TAX EXEMPT MONEY MARKET FUND
Trust Shares
               1999                  $   1.00          $   0.03          $  (0.03)          $   1.00             2.81%
               1998                      1.00              0.03             (0.03)              1.00             3.21%
               1997                      1.00              0.03             (0.03)              1.00             3.09%
               1996                      1.00              0.03             (0.03)              1.00             3.28%
               1995                      1.00              0.03             (0.03)              1.00             3.10%
Investor Shares
               1999                  $   1.00          $   0.03          $  (0.03)          $   1.00             2.69%
               1998                      1.00              0.03             (0.03)              1.00             3.09%
               1997                      1.00              0.03             (0.03)              1.00             2.97%
               1996                      1.00              0.03             (0.03)              1.00             3.16%
               1995                      1.00              0.03             (0.03)              1.00             3.00%
TAX-FREE MONEY MARKET FUND (A)
Trust Shares
               1999*                 $   1.00          $   0.01          $  (0.01)          $   1.00             1.27%
               For the Year Ended November 30:
               1998                      1.00              0.03             (0.03)              1.00             2.97%
               1997                      1.00              0.03             (0.03)              1.00             3.06%
               1996                      1.00              0.03             (0.03)              1.00             3.14%
               1995                      1.00              0.03             (0.03)              1.00             3.26%
               1994                      1.00              0.02             (0.02)              1.00             2.07%
Investor Shares
               1999*                 $   1.00          $   0.01          $  (0.01)          $   1.00             1.27%
               For the Year Ended November 30:
               1998                      1.00              0.03          $  (0.03)              1.00             2.96%
               1997                      1.00              0.03             (0.03)              1.00             3.05%
               1996                      1.00              0.03             (0.03)              1.00             3.13%
               1995                      1.00              0.03             (0.03)              1.00             3.25%
               1994                      1.00              0.02             (0.02)              1.00             1.98%





                                    NET ASSETS         RATIO OF
                                       END OF         EXPENSES TO
                                     PERIOD (000)   AVERAGE NET ASSETS
                                     ----------     ------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
               1999                  $3,903,232           0.60%
               1998                   1,880,229           0.59%
               1997                   1,086,555           0.58%
               1996                   1,050,800           0.58%
               1995                     799,189           0.58%
Investor Shares
               1999                  $  918,100           0.77%
               1998                     411,821           0.76%
               1997                     283,544           0.75%
               1996                     215,696           0.75%
               1995                     157,616           0.75%
TAX EXEMPT MONEY MARKET FUND
Trust Shares
               1999                  $  641,640           0.52%
               1998                     448,023           0.51%
               1997                     333,006           0.50%
               1996                     273,613           0.50%
               1995                     215,413           0.45%
Investor Shares
               1999                  $  128,854           0.64%
               1998                     134,538           0.62%
               1997                     102,013           0.62%
               1996                      95,223           0.62%
               1995                      87,647           0.55%
TAX-FREE MONEY MARKET FUND (A)
Trust Shares
               1999*                  $  270,431           0.67%
               For the Year Ended November 30:
               1998                     270,899           0.66%
               1997                     226,837           0.66%
               1996                     182,320           0.66%
               1995                     202,333           0.66%
               1994                     157,602           0.67%
Investor Shares
               1999*                  $    5,955           0.67%
               For the Year Ended November 30:
               1998                       8,851           0.67%
               1997                       7,634           0.68%
               1996                       2,994           0.67%
               1995                       1,627           0.67%
               1994                         757           0.76%





                                                                                RATIO OF
                                                         RATIO OF            NET INVESTMENT
                                     RATIO OF           EXPENSES TO           INCOME TO
                                   NET INVESTMENT    AVERAGE NET ASSETS    AVERAGE  NET ASSETS
                                    INCOME TO        (EXCLUDING WAIVERS   (EXCLUDING WAIVERS
                                 AVERAGE NET ASSETS   AND REIMBURSEMENTS)    AND REIMBURSEMENTS)
                                 ------------------   -------------------    -------------------
PRIME QUALITY MONEY MARKET FUND
Trust Shares
               1999                    4.69%             0.77%                   4.52%
               1998                    5.10%             0.77%                   4.92%
               1997                    4.90%             0.76%                   4.72%
               1996                    5.11%             0.78%                   4.91%
               1995                    4.77%             0.79%                   4.56%
Investor Shares
               1999                    4.52%             0.97%                   4.32%
               1998                    4.93%             0.98%                   4.71%
               1997                    4.74%             0.97%                   4.52%
               1996                    4.94%             1.00%                   4.69%
               1995                    4.55%             1.01%                   4.29%
TAX-EXEMPT MONEY MARKET FUND
Trust Shares
               1999                    2.75%             0.66%                   2.61%
               1998                    3.14%             0.67%                   2.98%
               1997                    3.04%             0.66%                   2.88%
               1996                    3.23%             0.68%                   3.05%
               1995                    3.12%             0.70%                   2.87%
Investor Shares
               1999                    2.66%             0.82%                   2.48%
               1998                    3.04%             0.83%                   2.83%
               1997                    2.92%             0.83%                   2.71%
               1996                    3.10%             0.85%                   2.87%
               1995                    3.00%             0.87%                   2.68%
TAX-FREE MONEY MARKET FUND (A)
Trust Shares
               1999*                   2.51%             0.82%                   2.36%
               For the Year Ended November 30:
               1998                    2.92%             0.81%                   2.77%
               1997                    3.02%             0.81%                   2.87%
               1996                    2.88%             0.81%                   2.73%
               1995                    3.19%             0.81%                   3.04%
               1994                    2.06%             0.67%                   2.06%
Investor Shares
               1999*                   2.52%             1.06%                   2.13%
               For the Year Ended November 30:
               1998                    2.92%             1.07%                   2.52%
               1997                    3.42%             1.08%                   3.02%
               1996                    2.86%             1.07%                   2.46%
               1995                    3.16%             1.07%                   2.76%
               1994                    1.97%             1.44%                   1.29%



+ Total return is for the period indicated and has not been annualized.

* For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.

(A) On May 24, 1999, the Crestar Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the Tax-Free Money Market Fund. The Crestar Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or round to $0.


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
                           FINANCIAL STATEMENTS.

                                 34 & 35

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  FOR THE PERIOD FROM INCEPTION THROUGH MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD





                                                          NET                                                NET ASSET
                         NET ASSET VALUE              INVESTMENT              DISTRIBUTIONS FROM             VALUE END
                       BEGINNING OF PERIOD              INCOME               NET INVESTMENT INCOME           OF PERIOD
                       -------------------            ----------             ---------------------           ----------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1999                $1.00                      $ 0.04                      $(0.04)                     $1.00
           1998                 1.00                        0.05                       (0.05)                      1.00
           1997                 1.00                        0.05                       (0.05)                      1.00
           1996                 1.00                        0.05                       (0.05)                      1.00
           1995                 1.00                        0.05                       (0.05)                      1.00
Investor Shares
           1999                $1.00                      $ 0.04                      $(0.04)                     $1.00
           1998                 1.00                        0.05                       (0.05)                      1.00
           1997                 1.00                        0.05                       (0.05)                      1.00
           1996                 1.00                        0.05                       (0.05)                      1.00
           1995                 1.00                        0.04                       (0.04)                      1.00
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           1999**              $1.00                       $0.02                      $(0.02)                     $1.00
           For the Year Ended November 30:
           1998                 1.00                        0.05                       (0.05)                      1.00
           1997                 1.00                        0.05                       (0.05)                      1.00
           1996                 1.00                        0.05                       (0.05)                      1.00
           1995                 1.00                        0.05                       (0.05)                      1.00
Investor Shares (1)
           For the Year Ended November 30:
           1994                $1.00                       $0.01                      $(0.01)                     $1.00





                                                                                                            RATIO OF
                                                                                      RATIO OF             EXPENSES TO
                                            NET ASSETS           RATIO OF          NET INVESTMENT      AVERAGE NET ASSETS
                           TOTAL              END OF            EXPENSES TO           INCOME TO        (EXCLUDING WAIVERS
                          RETURN+          PERIOD (000)     AVERAGE NET ASSETS   AVERAGE NET ASSETS    AND REIMBURSEMENTS)
                          --------         ----------       ------------------   ------------------    ------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1999                4.57%      $  404,459               0.63%                   4.47%                  0.76%
           1998                5.04%         377,490               0.62%                   4.92%                  0.78%
           1997                4.83%         344,350               0.61%                   4.73%                  0.76%
           1996                5.14%         325,493               0.61%                   5.02%                  0.78%
           1995                4.67%         434,111               0.61%                   4.64%                  0.80%
Investor Shares
           1999                4.41%      $   61,472               0.77%                   4.32%                  0.98%
           1998                4.90%          58,753               0.76%                   4.79%                  0.96%
           1997                4.69%          63,178               0.75%                   4.59%                  0.96%
           1996                4.99%          58,608               0.75%                   4.88%                  0.99%
           1995                4.51%          46,639               0.75%                   4.51%                  1.02%
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           1999**              2.08%      $  760,833               0.68%                   4.10%                  0.83%
           For the Year Ended November 30:
           1998                4.89%         699,923               0.66%                   4.77%                  0.81%
           1997                4.91%         632,381               0.65%                   4.82%                  0.80%
           1996                4.80%         389,051               0.66%                   4.69%                  0.81%
           1995                5.29%         370,454               0.66%                   5.16%                  0.81%
Investor Shares (1)
           For the Year Ended November 30:
           1994                0.79%      $       --               0.92%*                  2.31%*                29.16%*






                                    RATIO OF
                                  EXPENSES TO
                                    INCOME TO
                               AVERAGE NET ASSETS
                               (EXCLUDING WAIVERS
                              AND REIMBURSEMENTS)
                               ------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Trust Shares
           1999                       4.34%
           1998                       4.76%
           1997                       4.58%
           1996                       4.85%
           1995                       4.45%
Investor Shares
           1999                       4.11%
           1998                       4.59%
           1997                       4.38%
           1996                       4.64%
           1995                       4.24%
U.S. TREASURY MONEY MARKET FUND (A)
Trust Shares
           1999**                     3.95%
           For the Year Ended November 30:
           1998                       4.62%
           1997                       4.67%
           1996                       4.54%
           1995                       5.01%
Investor Shares (1)
           For the Year Ended November 30:
           1994                     (25.93%)*


(1) Ceased operations March 31, 1994.

  * Annualized.

** For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.

 + Total return is for the period indicated and has not been annualized.

(A) On May 24, 1999, the Crestar U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The Crestar U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or round to $0.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               36 & 37

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                STI CLASSIC FUNDS  MAY 31, 1999


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-four portfolios as of May 31, 1999: the Balanced Fund, the Capital Appreciation Fund (formerly Capital Growth Fund), the Emerging Markets Equity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds" or the "Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Retail Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Institutional Money Market Funds are not presented herein, but are presented separately.

On February 17, 1999 and February 19, 1999, respectively, the Board of Trustees of the STI Classic Funds and Board of Directors of the CrestFunds Inc. ("CrestFunds") approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the CrestFunds in exchange for the issuance of shares in the Trust in a tax-free reorganization (see Note 7).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 7, the STI Classic Funds acquired certain Crestar Funds in a tax-free business combination. While each Fund now exists as a STI Classic Fund, a number of the surviving funds for accounting purposes are Crestar Funds. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights presented reflect periods beginning on the first day of the accounting survivor's fiscal year.

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains.

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     Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration, Transfer Agency Servicing and Distribution Agreements:

The Trust and SEI Investments Mutual Funds Services ("the Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999,

NOTES TO FINANCIAL STATEMENTS  (concluded)
--------------------------------------------------------------------------------

                                                STI CLASSIC FUNDS  MAY 31, 1999


under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 24, 1999, administrative and accounting services were provided to the CrestFunds by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .15% of the average daily net assets of the CrestFunds.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Advisor") have entered into an advisory agreement dated July 15, 1993.

Under terms of the agreements, the Funds are charged the following annual fees based upon average daily net assets:


                                               MAXIMUM
                       MAXIMUM     TRUST      INVESTOR      INVESTOR
                       ANNUAL      SHARE        SHARE        SHARE
                      ADVISORY    MAXIMUM    DISTRIBUTION   MAXIMUM
                         FEE      EXPENSE        FEE        EXPENSE
                      ---------   -------    ------------   ---------
Prime Quality Money
   Market Fund          .65%        .60%         .20%          .77%
Tax-Exempt Money
   Market Fund          .55         .62          .15           .74
Tax-Free Money
   Market Fund          .40         .51          .40           .67
U.S. Government
   Securities Money
   Market Fund          .65         .63          .17           .77
U.S. Treasury Money
   Market Fund          .65         .63          --            --

The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above.
Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 24, 1999 Crestar Asset Management Company ("CAMCO") provided investment advisory services to the CrestFunds. CAMCO was paid for advisory services to each CrestFund money market fund at an annual rate of .40% of each CrestFund money market fund's average daily net assets for the first $500 million of net assets, .35% of each Fund's average daily net assets on the next $500 million of net assets, .30% of each money market fund's average daily net assets on all remaining net assets.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.


6. Investment Transactions:

At May 31, 1999, the Prime Quality Money Market Fund and the Tax-Exempt Money Market Fund had capital loss carryforwards for Federal tax purposes of $314,064 and $3,830, respectively, resulting from security sales. For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. The carryforward for the Prime Quality Money Market Fund expires between May 2003 and May 2005 and the carryforward for the Tax-Exempt Money Market Fund expires between May 2004 and May 2007.

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7. CrestFunds Merger:

The Board of Directors and shareholders of the CrestFunds approved a reorganization of the CrestFunds into the STI Classic Funds which was effective on May 17, 1999 for the Prime Quality Money Market Fund and May 24, 1999 for the Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

The following table summarizes certain relevant information of the Funds prior to and immediately after business combinations on May 17, 1999 and May 24, 1999 and is unaudited:


                               SHARES
                             OUTSTANDING                                   SHARES ISSUED     NET ASSETS        NAV
                              ON MERGER                                     IN BUSINESS         AFTER          PER
            CREST FUND          DATE               STICLASSIC FUND          COMBINATION      COMBINATION      SHARE
           ------------     --------------      --------------------       ------------   --------------    --------
Cash Reserve                                Prime Quality Money Market (2)
   Trust Shares            1,179,840,320      Trust Shares                 1,179,992,513    3,898,000,842     $1.00
   Investor Class A          187,019,982      Investor Shares                187,134,402      897,327,829      1.00
   Investors Class B (1)          68,609      Flex Shares                            n/a              n/a       n/a
U.S. Treasury Money Fund (2)                U.S. Treasury Money Market
   Trust Shares              278,919,943      Trust Shares                   278,919,943      278,898,164      1.00
   Investor Class A            5,967,857      Investor Shares                  5,967,857        5,968,442      1.00

Tax Free Money Fund (2)                     Tax-Free Money Market
   Trust Shares              732,825,211      Trust Shares                   732,825,211      732,779,926      1.00

(1) Investors Class B Shares of the CrestFunds Cash Reserve Fund were exchanged for Investors Shares of the STI Classic Prime Quality Money Market Fund.
(2) Represents the accounting survivor in this business combination.

8. Concentration of Credit Risk:

The Prime Quality Money Market Fund invests primarily in high quality money market instruments rated in the highest short-term rating category by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Services, Inc. (Moody's) or, if not rated, are determined by the Investment Advisor to be of comparable quality. The Tax-Exempt Money Market and Tax-Free Money Market Funds invest in high quality, U.S. dollar denominated municipal securities rated in one of the two highest short-term rating categories or, if not rated, are determined by the Investment Advisor to be of comparable quality. The U.S. Government Securities Money Market and U.S. Treasury Money Market Funds invest exclusively in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

 STI CLASSIC FUNDS  MAY 31, 1999



To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Prime Quality Money Market, Tax-Exempt Money Market, Tax-Free Money Market, U.S. Government Securities Money Market, and U.S. Treasury Money Market Funds of STI Classic Funds (the "Trust") as of May 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations for the year ended November 30, 1998, statements of changes for the years ended November 30, 1998 and November 30, 1997, and financial highlights for the periods presented prior to May 31, 1999, for the Tax-Free Money Market and U.S. Treasury Money Market Funds were audited by other auditors whose report dated January 15, 1999, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Quality Money Market, Tax-Exempt Money Market, Tax-Free Money Market, U.S. Government Securities Money Market, and U.S. Treasury Money Market Funds, of STI Classic Funds as of May 31, 1999, the results of their operations, changes in their net assets, and financial highlights for each of the periods described in the first paragraph above, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
July 23, 1999

NOTICE TO SHAREHOLDERS
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 STI CLASSIC FUNDS  MAY 31, 1999



For shareholders that do not have a May 31, 1999 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1999 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1999, each portfolio is designating the following items with regard to distributions paid during the year:


                                           LONG TERM
                                          (20% RATE)        ORDINARY
                                         CAPITAL GAINS       INCOME        TAX-EXEMPT        TOTAL         QUALIFYING
      FUND                               DISTRIBUTIONS    DISTRIBUTIONS     INTEREST     DISTRIBUTIONS    DIVIDENDS (1)
  ------------------------               -------------    -------------    ----------    -------------    -------------
Prime Quality Money Market Fund                 0.00%          100.00%           0.00%         100.00%          0.00%
Tax-Exempt Money Market Fund                    0.00%            0.02%          99.98%         100.00%          0.00%
Tax Free-Money Market Fund                      0.00%            0.00%         100.00%         100.00%          0.00%
U.S. Government Securities
   Money Market Fund                            0.00%          100.00%           0.00%         100.00%          0.00%
U.S. Treasury Money Market Fund                 0.00%          100.00%           0.00%         100.00%          0.00%



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(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distribution".

                                                       NOTES

                                                INVESTMENT ADVISOR
                                          Trusco Capital Management, Inc.

                                 STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                                    DISTRIBUTOR
                                         SEI Investments Distribution Co.

                                This information must be preceded or accompanied
                                   by a current prospectus for each Fund
                                   described.

                                STI CLASSIC FUNDS

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                              INSTITUTIONAL SHARES

                               INVESTMENT ADVISER:


                         TRUSCO CAPITAL MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Classic Institutional Money Market Funds of the STI Classic Funds (the "Trust") and should be read in conjunction with the prospectus dated October 1, 1999 for the Institutional Shares of the Trust's Classic Institutional Cash Management, Classic Institutional U.S. Government Securities, and Classic Institutional U.S. Treasury Securities Money Market Funds and the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Funds. The prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.



                             TABLE OF CONTENTS                                         PAGE
THE TRUST.................................................................................B-2
ADDITIONAL INFORMATION ABOUT EACH FUND....................................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS......................................................B-3
INVESTMENT LIMITATIONS...................................................................B-10
INVESTMENT ADVISER.......................................................................B-11
THE ADMINISTRATOR........................................................................B-13
THE DISTRIBUTOR..........................................................................B-14
THE TRANSFER AGENT.......................................................................B-14
INDEPENDENT PUBLIC ACCOUNTANTS...........................................................B-14
TRUSTEES AND OFFICERS OF THE TRUST.......................................................B-14
PERFORMANCE INFORMATION..................................................................B-17
COMPUTATION OF YIELD.....................................................................B-17
CALCULATION OF TOTAL RETURN..............................................................B-18
PURCHASING SHARES........................................................................B-18
REDEEMING SHARES.........................................................................B-19
DETERMINATION OF NET ASSET VALUE.........................................................B-19
TAXES....................................................................................B-20
FUND TRANSACTIONS........................................................................B-21
TRADING PRACTICES AND BROKERAGE..........................................................B-21
DESCRIPTION OF SHARES....................................................................B-24
SHAREHOLDER LIABILITY....................................................................B-24
LIMITATION OF TRUSTEES' LIABILITY........................................................B-24
YEAR 2000................................................................................B-25
5% AND 25% SHAREHOLDERS..................................................................B-25
EXPERTS..................................................................................B-25
APPENDIX A: FINANCIAL STATEMENTS..........................................................F-1


October 1, 1999

THE TRUST


STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Each Share of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to shares of the Classic Institutional U.S. Treasury Money Market Fund which are offered through two separate classes (Institutional Shares and Corporate Trust Shares) and Shares of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund which are offered through a single class (Institutional Shares), (collectively, the "Funds").



ADDITIONAL INFORMATION ABOUT EACH FUND

Each Classic Institutional Money Market Fund intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require each Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less. The Classic Institutional U.S. Treasury Securities Money Market Fund seeks to manage its investments in a manner consistent with the criteria for obtaining an Aaa rating by Moody's Investors Service ("Moody's") and/or an AAA rating by Standard & Poor's Corporation ("S&P"). These requirements will also limit the Classic Institutional U.S. Treasury Securities Money Market Fund's ability to generate high current income. For a further discussion of these rules, see "Description of Permitted Investments."

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND


The Classic Institutional Cash Management Money Market Fund will invest in money Market instruments denominated in U.S. dollars consisting of: (i) U.S. Treasury obligations; (ii) receipts; (iii) obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. Government;
(iv) commercial paper issued by domestic and foreign issuers rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (an "NRSRO") as described in the "Appendix" or, if not rated, determined by the Adviser to be of comparable quality; (v) high quality obligations (including certificates of deposit, time deposits, bankers' acceptances, Eurodollar and Yankee bank obligations) of U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks or savings and loan and thrift institutions that are members of the Federal Reserve System, the Federal Deposit Insurance Corporation, or savings and loan associations; (vi) high quality short-term corporate obligations issued by companies with commercial paper meeting the ratings indicated in (iv) above, or, if not rated, determined by the Adviser to be of comparable quality; (vii) repurchase agreements involving such obligations;
(viii) high quality obligations of supranational entities satisfying the credit ratings described in (iv) above, or, if not rated, determined by the Adviser to be of comparable quality; (ix) high quality medium term notes; (x) municipal securities; (xi) mortgage-backed securities; and (xii) asset-backed securities. The Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks. The Fund may purchase securities subject to standby commitments. The Fund may also purchase restricted securities. As a money market fund, the Fund is subject to limitations on the percentage of its assets that may be investment in any one issuer and on the percentage that may be invested in securities carrying the second highest rating assigned by the requisite NRSROs.


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

The Classic Institutional U.S. Government Securities Money Market Fund will invest solely in (i) U.S. Treasury Obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iii) repurchase agreements involving and of the foregoing obligations; and (iv) shares of registered money market funds that invest in the foregoing.

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

The Classic U.S. Treasury Securities Money Market Fund will invest exclusively in U.S. Treasury obligations and any repurchase agreements with dealers will be selected pursuant to guidelines adopted by the Trust's Board of Trustees and collateralized by U.S. Treasury obligations.

The Fund, however, seeks to invest exclusively in securities that would qualify to be rated in the highest ratings category of an NRSRO, such as S&P or Moody's. As a result, the Fund's ability to maintain an average dollar-weighted portfolio maturity to the maximum extent permitted by Rule 2a-7 will be limited, and the Fund's performance may be affected adversely.

DESCRIPTION OF PERMITTED INVESTMENTS

BANK INVESTMENT CONTRACTS ("BICS")

BICs are contracts issued by U.S. banks and savings and loans institutions. Pursuant to such contracts, the Institutional Cash Management Money Market Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments. The Fund may invest up to an aggregate amount of 5% of its total assets in BICs.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior the maturity. Certificates of deposit with penalties for early withdrawal will be considered liquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

FOREIGN SECURITIES

Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, Europaper and foreign securities. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


In making investment decisions for the Fund, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.


Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

GUARANTEED INVESTMENT CONTRACTS ("GICS")

GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Institutional Cash Management Money Market Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A GIC provides that this guaranteed interest will not be less than a certain minimum rate. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are generally considered to be illiquid investments. However, the Fund will treat GICs with seven-day unconditional demand features as liquid investments.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books. Rule 144A securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid. See "Restricted Securities".

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Funds. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MEDIUM NOTES

Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MUNICIPAL SECURITIES


The Institutional Cash Management Money Market Fund may invest in municipal securities. The two principal classifications of municipal securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issue. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds are industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.


Municipal securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of fax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will end the issuer an amount equal to the principal of and interest on the project notes.

The quality of municipal securities, both within a particular classification and between classifications, will vary, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal securities with the same maturity, interest rate and rating(s) may have different yields, while municipal securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

MUNICIPAL NOTE RATINGS: Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a long-term debt rating. The following criteria will be used in making that assessment.

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rate symbols are as follows:

SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest.

OTHER INVESTMENTS


The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. The purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. However, the Trust will not purchase obligations issued by the Adviser.


RECEIPTS

Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. See also "Taxes."

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS


Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and securities that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constrains in the (i) no more than 5% of a Fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier secretes of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday). In the event that the security owned by a Fund is downgraded below the stated rating categories, the Adviser will review and take appropriate action with regard to the security.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.


Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.


RESTRICTED SECURITIES


Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Funds include restricted securities, and each Fund may invest up to 10% of its net assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.


SECURITIES LENDING


The Funds may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

STANDBY COMMITMENTS AND PUTS


The Institutional Cash Management Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.


The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of its total assets of such Fund calculated immediately after any such put is acquired.

STRIPS


Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Adviser will only purchase STRIPS for the Funds that have a remaining maturity of 397 days or less; therefore, the Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Funds.


SUPRANATIONAL AGENCY OBLIGATIONS

The Institutional Cash Management Money Market Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

TAXABLE MUNICIPAL SECURITIES


The Institutional Cash Management Money Market Fund may invest in taxable municipal securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bond" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.


U.S. GOVERNMENT AGENCY SECURITIES


Certain investments of the Institutional Cash Management Money Market Fund and the U.S. Government Securities Money Market Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae, and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury, others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.


U.S. TREASURY OBLIGATIONS

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

VARIABLE RATE MASTER DEMAND NOTES


The Institutional Cash Management Money Market Fund may invest in variable rate master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


ZERO COUPON OBLIGATIONS


Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligations increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.


INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

The term "a majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of such Fund.

A Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) a Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer; provided, however, that a Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.

12. Purchase any securities which would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, repurchase agreements involving such securities or tax-exempt securities issued by governments or political subdivisions of governments and, with respect to only the Classic Institutional Cash Management Money Market Fund, obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks. For purposes of this limitation, (i) utility companies will be divided to according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) supranational entities will be considered to be a separate industry.

NON-FUNDAMENTAL POLICIES

No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

The foregoing percentages, except with respect to holding illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.


INVESTMENT ADVISER

The Trust and Trusco Capital Management, Inc. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Adviser is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a bank holding company with assets of $90.7 billion as of July 1, 1999. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of a Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.



The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.



Prior to May 17, 1999, Crestar Asset Management Company served as the investment adviser to the predecessor of the Classic Institutional Cash Management Money Market Fund. Prior to May 24, 1999, Crestar Asset Management Company served as the investment adviser to the predecessor of the Classic Institutional U.S. Government Money Market Fund.



For the fiscal years ended May 31, 1998 and May 31, 1997, the Funds paid the following advisory fees:



=================================================================================================================================
                                                          FEES PAID                       FEES WAIVED OR REIMBURSED
                 FUND                    ----------------------------------------------------------------------------------------
                 ----                         1999            1998           1997            1999           1998           1997
---------------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash                 $1,377,839       $444,000       $209,000        $799,660       $704,000       $629,000
Management Money Market Fund
(formerly Arbor Prime Obligations
Fund)*
---------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.                  $265,960        $476,000       $324,000        $166,261       $906,000       $629,000
Government Securities Money
Market Fund (formerly Arbor U.S.
Government Money Fund)*
---------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury            $0           $11,328           $ 0          $560,506       $197,908       $ 18,255
Securities Money Market Fund
=================================================================================================================================



 * Prior to May 17, 1999, advisory fees were paid by the predecessor to this fund pursuant to an agreement between The Arbor Fund and the Adviser for the fiscal years ended January 31, 1999, January 31, and January 31, 1997, respectively.


BANKING LAWS

Current interpretations of federal banking laws and regulations:


- prohibit SunTrust and the Adviser from sponsoring, organizing, controlling, or distributing the Funds' shares; but



- do not prohibit SunTrust or the Adviser generally from acting as an investment adviser, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.



The Adviser believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Adviser from continuing to perform services for the

Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.



If current restrictions on bank activities with mutual funds were relaxed, the Adviser, or its affiliates, would consider performing additional services for the Trust. The Fund cannot predict whether these changes will be enacted. The Fund also cannot predict the terms that the Adviser, or its affiliates, might offer to provide additional services.


THE ADMINISTRATOR


The Trust and SEI Investments Mutual Funds Services (the "Administrator"), are parties to an administration agreement (the "Administration Agreement") dated May 29, 1992. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.



The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerinds Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and UAM Funds, Inc. II.


For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

For the fiscal years ended May 31, 1999, May 31, 1998 and May 31, 1997, the Funds paid the following administration fees:


================================================================================================================================
                                                                                                       FEES WAIVED
                FUND                                    FEES PAID
                                      ------------------------------------------------------------------------------------------
                                          1999            1998            1997            1999          1998             1997
--------------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash             $ 530,802       $ 251,000        $ 209,000      $ 138,021      $ 210,000        $ 126,000
Management Money Market
Fund*
--------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.                 $           $ 310,000        $ 212,000      $ 268,476      $ 243,000        $ 168,000
Government Securities Money
Market Fund*
--------------------------------------------------------------------------------------------------------------------------------

================================================================================================================================
                                                                                                       FEES WAIVED
                FUND                                    FEES PAID
                                      ------------------------------------------------------------------------------------------
                                          1999            1998            1997            1999          1998             1997
--------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.             $ 175,125        $ 61,988         $ 6,047        $ 45,029      $ 13,823            $ 0
Treasury Securities Money
Market Fund
================================================================================================================================


 * Prior to May 17, 1999, administration fees were paid by the predecessor to this fund pursuant to an agreement between The Arbor Fund and the Administrator for the fiscal years ended January 31, 1999, January 31, 1998, and January 31, 1997, respectively.



THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Pillar Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid

Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964- 1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981-1997, publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981-1997, President, H & W Distribution, Inc., 1984-1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January, 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman & CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972 - January 1998.


MARK NAGLE (10/20/59) - President, Controller, Treasurer and Chief Financial Officer - President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996- 1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981- September 1995.


JAMES R. FOGGO (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-

1998.  Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.


JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary -1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), Associate, Morgan, Lewis & Bockius since 1993. Counsel to the Trust, Administrator and Distributor, since 1995.


------------------------
* Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.


For the fiscal year end May 31, 1999, the Trust paid the following amounts to Trustees and Officers of the Trust:



============================================================================================================================
                                                                                     ESTIMATED
                                                              PENSION OR               ANNUAL             TOTAL COMPENSATION
                                        AGGREGATE         RETIREMENT BENEFITS         BENEFITS            FROM FUND AND FUND
                                      COMPENSATION        ACCRUED AS PART OF            UPON               COMPLEX PAID TO
    NAME OF PERSON, POSITION            FROM FUND            FUND EXPENSES           RETIREMENT                TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee               $16,000                  N/A                    N/A        $18,000 for service on
                                                                                                    two boards
----------------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee                   $18,000                  N/A                    N/A        $20,000 for service on
                                                                                                     two boards
----------------------------------------------------------------------------------------------------------------------------
Champney A. McNair,                      $16,000                  N/A                    N/A        $18,000 for service on
Trustee                                                                                             two boards
----------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee                $16,000                  N/A                    N/A        $18,000 for service on
                                                                                                    two boards
----------------------------------------------------------------------------------------------------------------------------
T. Gordy Germany,                        $16,000                  N/A                    N/A        $18,000 for service on
Trustee                                                                                             two boards
----------------------------------------------------------------------------------------------------------------------------

============================================================================================================================
                                                                                     ESTIMATED
                                                              PENSION OR               ANNUAL             TOTAL COMPENSATION
                                        AGGREGATE         RETIREMENT BENEFITS         BENEFITS            FROM FUND AND FUND
                                      COMPENSATION        ACCRUED AS PART OF            UPON               COMPLEX PAID TO
    NAME OF PERSON, POSITION            FROM FUND            FUND EXPENSES           RETIREMENT                TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee           $16,000                  N/A                    N/A        $18,000 for service on
                                                                                                    two boards
----------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee              $11,500                  N/A                    N/A        $12,500 for service on
                                                                                                    two boards
----------------------------------------------------------------------------------------------------------------------------
William H. Cammack,                        N/A                    N/A                    N/A        $       0   for service on
Trustee*                                                                                            two boards
=================================================================================================================================



* Messr. Cammack is an "interested person" of the Trust as defined in the Investment Company Act of 1940.


PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1)^365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


===========================================================================================================================
                               FUND                                          7-DAY YIELD              7-DAY EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market Fund                         4.72%                         4.83%
---------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Fund                           4.73%                         4.84%
---------------------------------------------------------------------------------------------------------------------------

===========================================================================================================================
                               FUND                                          7-DAY YIELD              7-DAY EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Fund                             4.45%                         4.55%
===========================================================================================================================


The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

CALCULATION OF TOTAL RETURN

Total return will be calculated according to the following formula: P (1 +
T)TO THE POWER OF n= ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


From time to time, the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, Trusco Capital Management, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $_____ billion in assets.



Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1999 and for one-year periods ended May 31, 1999 were as follows:


=======================================================================================================
                            FUND                                       AVERAGE ANNUAL TOTAL RETURN
                                                                ---------------------------------------
                                                                       ONE-YEAR                SINCE
                                                                                             INCEPTION*
-------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market                      5.21%                  5.49%
Fund - Institutional Shares
-------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Money                  5.06%                  5.41%
Market Fund - Institutional Shares
-------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money                    4.97%                  5.25%
Market Fund - Institutional Shares
-------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money
Market Fund - Corporate Trust Shares
=======================================================================================================


ADVERTISING


From time to time, the Trust may include the names of clients of the Adviser in advertisements and/or sales literature for the

Trust.


PURCHASING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEEMING SHARES

A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Adviser, the Administrator and/or, the Custodian are not open for business.


A number of Fund shareholders are institutions with significant share holdings that may be redeemed at any time. If a substantial number or amount of redemptions should occur within a relatively short period of time, a Fund may have to sell portfolio securities it would otherwise hold and incur the additional transaction costs. The sale of portfolio securities may result in the recognition of capital gains, which will be distributed annually and generally will be taxable to shareholders as ordinary income or capital gains. Shareholders are notified annually regarding the federal tax status of distributions they receive (see "Taxes").

Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Funds or their Shareholders, and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX


In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.


In addition, each Fund will distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, a Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its Shareholders.


Any gain or loss recognized on a sale or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply:

First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a Shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares.


The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

FOREIGN TAXES

Dividends and interests received by the Classic Institutional Cash Management Money Market Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. The Fund will not be able to treat shareholders as having paid their proportionate share of such taxes for foreign tax credit purposes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

FUND TRANSACTIONS


The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.



The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.


TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.


The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 1999, the Funds paid the following brokerage commissions with respect to portfolio transactions:

================================================================================================================================
         Portfolio                  Total $            Total $           % of Total           % of Total        Total Brokerage
                                   Amount of          Amount of           Brokerage            Brokered         Commissions Paid
                                   Brokered           Brokered           Commissions         Transactions          to SFS in
                                  Commissions        Commissions           Paid to             Effected         Connection with
                                 Paid in FYE           Paid to           Affiliated             Through            Repurchase
                                  5/31/99(1)        Affiliates for        Brokers in           Affiliated           Agreement
                                                    FYE 5/31/99(1)       FYE 5/31/99(1)          Brokers in        Transactions for
                                                                                             FYE 5/31/991         FYE 5/31/99

--------------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash         $ 77,975           $ 77,975             100 %                100 %
Management Money
Market Fund
--------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.           $ 67               $ 67               100 %                100 %
Government Securities
Money Market Fund
--------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.         $ 25,484           $ 25,484             100 %                100 %
Treasury Securities
Money Market Fund
================================================================================================================================


     (1) Prior to May 17, 1999, brokerage fees were paid by the predecessor to this fund pursuant to an agreement between The Arbor Fund and the Adviser for the fiscal years ended November 30, 1999, November 30, 1998, and November 30, 1997, respectively.

     For the fiscal year ended May 31, 1998, the Funds paid the following brokerage commissions with respect to portfolio transactions:


     =======================================================================================================================
                Portfolio                 Total $               Total $                % of Total           Total Brokerage
                                         Amount of             Amount of                Brokerage           Commissions Paid
                                         Brokerage             Brokerage               Commissions             to SFS in
                                        Commissions           Commissions                Paid to            Connection with
                                        Paid in FYE             Paid to                Affiliated              Repurchase
                                         5/31/98(1)          Affiliates in             Brokers in              Agreement
                                                             FYE 5/31/98(1)           FYE 5/31/98(1)          Transactions for
                                                                                                              FYE 5/31/99
     -----------------------------------------------------------------------------------------------------------------------
     Classic Institutional Cash             N/A                  N/A                       N/A                 $ 142,350
     Management Money Market
     Fund
     -----------------------------------------------------------------------------------------------------------------------
     Classic Institutional U.S.             N/A                  N/A                       N/A                  $ 60,314
     Government Securities
     Money Market Fund
     -----------------------------------------------------------------------------------------------------------------------
     Classic Institutional U.S.          $ 51,533              $ 51,533                   100 %
     Treasury Securities Money
     Market Fund
     ========================================================================================================================



     (1) Prior to May 17, 1999, brokerage fees were paid by the predecessor to this fund pursuant to an agreement between The Arbor Fund and the Adviser for the fiscal years ended January 31, 1999, January 31, 1998, and January 31, 1997, respectively.

For the fiscal year ended May 31, 1997, the Funds paid the following brokerage fees:

==============================================================================================================================
                      Portfolio                                   Total $                  Total $           Total Brokerage
                                                                 Amount of                Amount of        Commissions Paid to
                                                                 Brokerage                Brokerage         SFS in Connection
                                                                Commissions              Commissions         with Repurchase
                                                                Paid in FYE                Paid to              Agreement
                                                                 5/31/97(1)             Affiliates in        Transactions for
                                                                                        FYE 5/31/97(1)         FYE 5/31/99(1)

------------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market                 N/A                      N/A                $ 37,949.24
Fund
------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Money             N/A                      N/A                $ 34,718.03
Market Fund
------------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money               N/A                      N/A
Market Fund
==============================================================================================================================



(1) These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co., the Trust's principal underwriter.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY


The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its mission critical service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has sought and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. While it is likely that such assurances have been received, the Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

5% AND 25% SHAREHOLDERS


As of September 1, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Institutional Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.



FUND                              NAME AND ADDRESS                             NMBER OF SHARES         % OF SHARES
----                              ----------------                             ---------------         -----------
Classic Institutional Cash        SunTrust Capital Markets ACH ACCT            1,217,084,865.0400      62.46%
Management Money Market           Attn: Anita Woods Ctr 3910
Fund                              303 Peachtree St. 24th Floor
                                  Atlanta, GA 30308-3201

                                  SunTrust Banks                                 668,884,844.9700      34.33%
                                  Attn: Susan Grider
                                  Mail Center 3133
                                  P.O. Box 105504
                                  Atlanta, GA 30348-5504

Classic Institutional U.S.        SunTrust Capital Markets ACH ACCT              214,711,533.6500      95.45%
Treasury Securities Money         Attn: Anita Woods Ctr 3910
Market Fund                       303 Peachtree St. 24th Floor
                                  Atlanta, GA 30308-3201


EXPERTS


The financial statements as of May 31, 1999 have been audited by Arthur Andersen LLP, Independent Public Accountants, as indicated in their report dated July 23, 1999 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (32.2%)
FINANCE (23.1%)
   Allstate
     4.830%, 07/22/99                 $10,000           $  9,932
   Associates Corporation NA
     4.800%, 06/14/99                  25,000             24,957
   Bank of Montreal
     4.810%, 07/19/99                  25,000             24,840
   BankAmerica
     4.830%, 10/27/99                  15,000             14,702
   Den Norske Bank
     4.860%, 08/10/99                  15,000             14,858
     4.950%, 11/16/99                  35,000             34,191
   Deutsche Bank Financial
     4.800%, 06/28/99                  50,000             49,820
   Ford Motor Credit
     4.800%, 06/01/99                   2,000              2,000
     4.730%, 08/31/99                  20,000             19,761
   General Electric Capital
     4.800%, 06/10/99                   1,750              1,748
     4.800%, 06/11/99                   2,055              2,052
     4.820%, 07/16/99                   6,500              6,461
     4.830%, 07/30/99                     835                828
     4.730%, 08/19/99                  30,000             29,689
   General Motors Acceptance
     4.670%, 10/20/99                  45,000             44,177
   Goldman Sachs Group
     4.770%, 09/17/99                  25,000             24,642
   IBM Credit
     4.820%, 06/03/99                   1,580              1,580
   John Hancock
     4.810%, 07/15/99                     770                765
   JP Morgan
     4.850%, 07/07/99                     304                303
     4.812%, 10/06/99                     800                786

     FACE
                                  AMOUNT (000)         VALUE (000)
FINANCE--CONTINUED
   KFW International Finance
     4.830%, 06/21/99                 $   700           $    698
     4.790%, 06/24/99                   1,200              1,196
     4.810%, 06/24/99                   1,300              1,296
     4.810%, 07/06/99                     330                328
     4.820%, 10/04/99                     500                492
   Merrill Lynch
     4.820%, 06/17/99                  30,000             29,936
   Progress Capital
     4.820%, 06/11/99                   1,205              1,203
   Sigma Finance
     4.850%, 11/17/99                  25,000             24,431
   St Paul
     4.800%, 06/17/99                  20,000             19,957
   UBS Finance
     4.930%, 12/21/99                  35,000             34,027
     4.780%, 12/23/99                  15,000             14,592
                                                       ------------
                                                         436,248
                                                       ------------
INDUSTRIAL (8.9%)
   AES Shady Point
     4.790%, 06/01/99                  18,000             18,000
   American Home Product
     4.790%, 06/02/99                     900                900
   AT&T
     4.810%, 07/28/99                  20,000             19,848
   Allied Signal
     4.820%, 06/16/99                   2,200              2,196
   Dupont (EI) de Nemours
     4.830%, 06/07/99                     400                400
   Eastman Kodak
     4.820%, 07/22/99                     500                497
     4.840%, 09/20/99                  15,000             14,776
   Edison International
     4.820%, 08/02/99                  25,000             24,792
     4.850%, 08/16/99                  10,000              9,898

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999




CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONTINUED

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL--CONTINUED
   Fortune Brand
     4.866%, 07/22/99                  $  948      $  942
   Gannett
     4.820%, 06/14/99                     500         499
   General Electric
     4.810%, 06/18/99                     300         299
     4.830%, 07/28/99                   2,400       2,382
   J.C. Penney
     5.040%, 07/29/99                   8,000       7,936
   Motorola Credit
     4.830%, 06/11/99                     500         499
   South Carolina Fuel
     4.800%, 06/07/99                  23,644      23,625
   Walt Disney
     4.460%, 07/13/99                  40,000      39,792
                                                 ---------
                                                  167,281
                                                 ---------
UTILITIES (0.2%)
   GTE
     4.820%, 06/07/99                   3,800       3,797
                                                 ---------
Total Commercial Paper
     (Cost $607,326)                  607,326
                                                 ---------
CORPORATE OBLIGATIONS (35.7%)
FINANCE (33.8%)
   American Express Centurion (B)
     4.968%, 06/07/99                   9,300       9,300
     5.060%, 06/01/99                  15,000      15,000
     4.980%, 06/02/99                  35,000      35,000
   American Express Credit
     8.500%, 06/15/99                     400         401
   American General Finance
     6.875%, 07/01/99                     100         100
   American General Finance, MTN
     6.370%, 10/29/99                   5,000       5,026
   Associates Corporation NA
     7.250%, 09/01/99                   2,500       2,513
     6.000%, 03/15/00                     150         151


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
FINANCE--CONTINUED
   Associates Corporation NA (B)
     4.890%, 06/01/99                 $20,000    $ 19,997
   Associates Corporation NA , MTN
     6.750%, 06/28/99                   5,000       5,003
   Associates Corporation NA,
     Ser F, MTN
     6.125%, 11/01/99                     500         502
   Bayerische Hypotheken Bank
     6.125%, 12/30/99                     227         228
   Bayerische Hypotheken Bank, MTN
     6.750%, 10/04/99                     663         666
     6.125%, 11/08/99                     825         827
     6.250%, 12/30/99                     150         151
     6.000%, 01/07/00                     416         417
   Bayerische Hypo-Vereinsbank, MTN
     6.625%, 07/02/99                     142         142
     4.625%, 11/12/99                     209         208
     6.000%, 12/10/99                     206         207
   Bear Stearns
     4.940%, 06/19/00                  35,000      35,000
   Bear Stearns, MTN
     5.715%, 07/30/99                  15,000      15,000
   Bear Stearns, MTN (B)
     5.029%, 06/18/99                  15,000      15,000
   Beneficial, MTN (B)
     5.100%, 06/01/99                  10,000      10,011
   Beta Finance (B)
     4.850%, 06/01/99                  25,000      25,000
   Beta Finance, MTN (B)
     5.520%, 06/01/99                  25,000      25,000
     4.940%, 07/15/99                  15,000      15,000
   Branch Banking and Trust (B)
     5.030%, 06/01/99                  35,000      34,987
   British Telecom Finance, MTN
     8.750%, 08/11/99                     100         101
   Caterpillar Financial, MTN
     5.750%, 01/31/00                     122         122

-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)VALUE (000)
-------------------------------------------------------------------------------
FINANCE--CONTINUED
   Caterpillar Financial Services,
     MTN
     6.800%, 07/01/99                  $  250    $    250
   Chrysler Financial
     9.500%, 12/15/99                   7,086       7,249
   Chrysler Financial, MTN
     6.375%, 01/28/00                   3,750       3,780
   Commerzbank, MTN
     4.625%, 07/23/99                     370         370
     5.125%, 03/07/00                     148         148
   Credit Suisse First Boston (A) (B)
     4.800%, 06/01/99                  35,000      34,996
   Credit Suisse First Boston (B)
     4.860%, 06/01/99                  15,000      15,000
   Credit Suisse First Boston
     International, MTN
     5.400%, 03/20/00                  20,000      20,000
   Deutsche Bank, MTN
     6.125%, 11/08/99                     386         387
     6.500%, 12/29/99                     677         682
   Dresdner Finance, MTN
     5.500%, 12/21/99                     475         475
   Exxon Capital
     6.500%, 07/15/99                     100         100
   First Union Bank (B)
     4.810%, 06/01/99                  25,000      25,000
     5.040%, 06/01/99                  25,000      24,995
     5.020%, 08/19/99                  20,000      20,000
   Ford Holdings
     9.250%, 03/01/00                   3,940       4,054
   Ford Motor Credit
     8.875%, 06/15/99                   1,000       1,001
     6.375%, 09/15/99                     850         853
   Ford Motor Credit, MTN
     6.125%, 12/03/99                     870         873
     8.625%, 01/24/00                     344         351

     FACE
                                  AMOUNT (000) VALUE (000)
FINANCE--CONTINUED
   General Electric Capital Canada
     Financial, MTN
     8.750%, 10/25/99                  $  365     $   370
   General Electric Capital, MTN
     5.430%, 01/17/00                     100         100
     5.840%, 03/30/00                     150         151
   General Motors Acceptance
     8.400%, 10/15/99                     200         202
     7.000%, 03/01/00                     195         197
   General Motors Acceptance, MTN
     6.750%, 09/30/99                     215         216
     6.250%, 01/06/00                     500         503
     8.500%, 01/31/00                   2,000       2,044
   General Motors
     Acceptance, MTN (B)
     4.830%, 07/06/99                   2,000       2,000
   Goldman Sachs Group, MTN
     5.280%, 02/24/00                  10,000      10,000
   Helaba Finance Bank, MTN
     5.750%, 12/21/99                     464         465
   IBM Credit (B)
     4.950%, 06/15/99                  10,000      10,000
   IBM Credit, MTN
     6.750%, 08/09/99                     215         216
   Inter-America Development
     Bank, MTN
     6.250%, 12/31/99                     145         146
   International Bank Reconstruction
     and Development, MTN
     6.000%, 07/14/99                     318         318
     5.150%, 03/23/00                     326         325
   International Lease Finance
     6.500%, 08/15/99                   1,000       1,003
   International Lease Finance, MTN
     5.960%, 07/07/99                     500         500
   JP Morgan, MTN (B)
     5.060%, 06/01/99                  20,000      20,000

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONTINUED

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
FINANCE--CONTINUED
   Merrill Lynch (B)
     5.090%, 06/01/99                 $15,000    $ 15,000
   Merrill Lynch, MTN
     6.070%, 09/27/99                     300         301
   Morgan Guaranty Trust, MTN
     6.625%, 07/16/99                     377         378
   Morgan Stanley Dean Witter
     6.250%, 03/15/00                   1,500       1,512
   Morgan Stanley Dean Witter,
     MTN (B)
     5.108%, 08/23/99                  10,000      10,008
   National City
     6.750%, 06/01/99                  10,000      10,000
   Nationsbank (B)
     5.060%, 06/03/99                  10,000      10,003
   Norwest Financial, MTN
     6.050%, 11/19/99                     200         201
   PNC Bank (B)
     4.790%, 06/01/99                  10,000      10,000
     4.779%, 06/03/99                  10,000       9,999
   Rabobank, MTN
     6.500%, 08/16/99                     416         417
     6.000%, 12/31/99                     122         123
     6.375%, 12/31/99                     223         224
   Sigma Finance (A)
     5.305%, 03/13/00                  15,000      15,000
   Sigma Finance, MTN
     5.350%, 05/22/00                  25,000      25,000
   Tampa Bay Devil Rays (B)
     5.000%, 06/03/99                  45,000      45,000
   Texas State
     5.850%, 12/01/99                   1,250       1,254
   Toronto Dominion Bank, MTN
     6.500%, 03/27/00                     509         513
   Toyota Motor Credit, MTN
     6.500%, 09/30/99                     170         171
     5.750%, 12/20/99                     382         383



     FACE
                                  AMOUNT (000) VALUE (000)
FINANCE--CONTINUED
   Wachovia
     7.000%, 12/15/99                 $ 2,443   $   2,468
   World Bank
     8.375%, 10/01/99                     200         202
                                                  -------
                                                  638,537
                                                  -------
INDUSTRIAL (1.5%)
   Anheuser Busch, MTN
     7.850%, 12/01/99                   1,300       1,318
   AT&T
     8.250%, 01/11/00                   2,000       2,036
   Dupont (EI) de Nemours, MTN
     7.500%, 06/11/99                     115         115
   HJ Heinz
     6.750%, 10/15/99                     200         201
   JC Penney
     6.875%, 06/15/99                     500         500
   KFW International, MTN
     7.000%, 06/15/99                     100         100
   Philip Morris
     6.150%, 09/16/99                  11,900      11,973
     9.250%, 02/15/00                     900         924
   Unilever NV, MTN
     8.000%, 12/08/99                     110         111
   Wal-Mart Stores
     6.125%, 10/01/99                     150         150
     5.650%, 02/01/00                   8,000       8,027
   Walt Disney, MTN
     6.250%, 06/21/99                   2,734       2,736
                                                   -------
                                                   28,191
                                                   -------
UTILITIES (0.4%)
   BellSouth
     6.500%, 02/01/00                     500         504
   Chesapeake and Potomac Telephone
     5.875%, 09/15/99                     250         251
   Duke Power, MTN
     5.780%, 07/08/99                   2,000       2,002


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
UTILITIES--CONTINUED
   Michigan Bell Telephone
     5.875%, 09/15/99                  $  100     $   100
   Province of Quebec
     9.125%, 03/01/00                   4,000       4,114
   Southern California Edison
     8.250%, 02/01/00                     650         662
   Virginia Electric & Power
     8.875%, 06/01/99                     450         450
                                                   ------
                                                    8,083
                                                   ------
Total Corporate Obligations
     (Cost $674,811)                  674,811
                                                   ------
CERTIFICATES OF DEPOSIT (7.4%)
   Bayerische Hypo-New York
     5.270%, 03/03/00                  20,000      19,985
   Bayerische Landesbank
     4.830%, 06/21/99                  30,000      30,000
   Branch Banking and Trust (B)
     5.060%, 06/01/99                  20,000      19,996
   Canadian Imperial Bank
     5.120%, 02/23/00                  15,000      14,995
   Commerzbank
     5.160%, 02/25/00                  13,000      12,995
   Nationsbank
     4.880%, 10/18/99                  30,000      30,000
   Toronto Dominion Bank
     5.270%, 03/03/00                  12,500      12,490
                                                   ------
Total Certificates of Deposit
     (Cost $140,461)                  140,461
                                                   ------
ASSET-BACKED SECURITIES (2.3%)
   American Express Master Trust,
     Ser 1992-2 CI A
     6.600%, 05/15/00                     500         501
   Americredit Auto Receivables Trust,
     Ser 1998-B Cl A1
     5.199%, 11/12/99                   2,561       2,561


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--CONTINUED
   Americredit Auto
     Receivables Trust,
     Ser 1999-A Cl A1
     4.980%, 03/12/00                 $ 3,518   $   3,519
   Americredit Auto
     Receivables Trust,
     Ser 1999-B Cl A1
     4.917%, 06/12/00                   7,000       7,000
   Arcadia Auto Receivables Trust,
     Ser 1999-A Cl A1
     4.960%, 03/15/00                   3,588       3,589
   Case Equipment Loan Trust,
     Ser 1998-C Cl A1
     5.420%, 12/15/99                     967         967
   Honda Auto Receivables Owner
     Trust, Ser 1999-1 Cl A1
     4.974%, 02/15/00                   3,547       3,547
   Household Auto Revolving
     Trust, Ser 1998-1 Cl A1
     5.330%, 12/17/99                   2,634       2,634
   Key Auto Finance Trust,
     Ser 1999-1 Cl A1
     4.960%, 04/15/00                   3,344       3,345
   Mitsubishi Motor Credit of
     America Auto Trust,
     Ser 1999-1 Cl A1
     5.066%, 01/15/00                   3,016       3,016
   Onyx Acceptance Auto Trust,
     Ser 1999-B Cl A1
     4.930%, 05/15/00                   9,000       9,000
   Union Acceptance,
     Ser 1999-A Cl A1
     4.980%, 03/08/00                   2,999       3,000
                                                   ------
Total Asset-Backed Securities
     (Cost $42,679)                    42,679
                                                   ------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999


CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND--CONCLUDED

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)       VALUE (000)
-------------------------------------------------------------------------------
TAXABLE MUNICIPAL BOND (1.1%)
   Missouri State, Higher
     Education Loan Authority,
     Student Loan Revenue,
     Ser F, Cl A1
     4.940%, 06/02/99                 $20,150           $   20,150
                                                            ------
Total Taxable Municipal Bond
     (Cost $20,150)                    20,150
                                                            ------
BANK NOTE (0.3%)
   American Express Centurion (B)
     4.841%, 08/09/99                   5,000                5,000
                                                            ------
Total Bank Note
     (Cost $5,000)                      5,000
                                                            ------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
   FHLB
     5.945%, 07/30/99                     200                  200
   FHLMC
     4.935%, 06/04/99                  10,000                9,996
   FNMA
     4.680%, 06/10/99                  20,000               19,977
     8.700%, 06/10/99                     370                  370
     8.450%, 07/12/99                     370                  371
   SLMA (B)
     5.271%, 06/01/99                     750                  750
     4.920%, 08/02/99                  12,000               11,994
   SLMA, MTN
     5.630%, 06/02/99                     290                  290
                                                            ------
Total U.S. Government Agency Obligations
     (Cost $43,948)                    43,948
                                                            ------
REPURCHASE AGREEMENTS (26.6%)
   Barclays
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $25,016,418 (collateralized
     by FHLB and FNMA obligations:
     total market value
     $25,503,132) (C)                  25,003                25,003


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)            VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
Deutsche Bank
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $166,685,056 (collateralized
     by FHLMC obligation:
     total market value
     $169,927,563) (C)               $166,596                $ 166,596
   Greenwich
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $81,567,767 (collateralized
     by various GNMA and FHLMC
     obligations: total market value
     $83,155,519) (C)                  81,524                   81,524
   Merrill Lynch
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $125,275,405 (collateralized
     by FHLB, FHLMC, and FNMA
     obligations: total market value
     $127,715,110) (C)                125,208                  125,208
   Morgan Stanley
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $20,010,733 (collateralized
     by various FNMA obligations:
     total market value $20,421,366) (C) 20,000                 20,000
   Salomon Brothers
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $84,894,852 (collateralized
     by various FHLMC and FNMA
     obligations: total market value
      $86,683,968) (C)                 84,849                   84,849
                                                                ------
Total Repurchase Agreements
     (Cost $503,180)                  503,180
                                                                ------
Total Investments (107.9% )
   (Cost $2,037,555)               $2,037,555
                                                                ------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                VALUE (000)
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.9%)
   Securities Purchased Payable               $  (154,997)
   Other Assets and Liabilities, Net                5,925
                                              -----------
Total Other Assets and Liabilities               (149,072)
                                              -----------
NET ASSETS:
Fund shares of the Institutional Class
  (unlimited authorization --
   no par value)
   based on 1,888,474,236
   outstanding shares
   of beneficial interest                      $1,888,474
Overdistributed net investment
   income                                              (2)
Accumulated net realized gain
   on investments                                      11
                                              -----------
Total Net Assets 100.0%            $1,888,483
                                              -----------
                                              -----------
Net Asset Value, Offering and Redemption
   Price Per Share-- Institutional Shares         $  1.00
                                              -----------
                                              -----------


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
         FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 11.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999


CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------------------
U.S. AGENCY MORTGAGE BACKED OBLIGATIONS (75.2%)
   FHLB
     5.630%, 06/15/99                 $20,000          $ 20,000
     5.980%, 06/15/99                  10,000             9,981
     4.966%, 02/25/00                  30,000            29,982
     5.160%, 03/08/00                  30,000            29,989
     5.125%, 05/19/00                  20,000            19,985
   FHLB (B)
     5.026%, 06/02/99                  35,000            35,000
     5.170%, 06/02/00                  30,000            30,000
   FHLMCDN
     4.935%, 06/04/99                  35,000            34,986
     4.842%, 08/13/99                  25,000            24,762
   FMCDN
     4.868%, 09/10/99                  30,000            29,604
   FNMA
     5.540%, 07/16/99                  20,000            19,998
   FNMA (B)
     4.774%, 08/05/99                  25,000            24,992
   FNMA, MTN
     4.970%, 04/12/00                  20,000            19,991
     5.120%, 05/26/00                  10,000             9,987
   FNMA, MTN (B)
     4.991%, 06/01/99                  25,500            25,496
   FNMADN
     4.680%, 06/10/99                  15,000            14,982
     4.920%, 06/11/99                  10,000             9,987
     4.920%, 07/02/99                  10,000             9,959
     4.760%, 07/20/99                  30,000            29,807
     4.867%, 10/15/99                  15,000            14,734
   SLMA (B)
     4.841%, 06/01/99                  20,000            19,999
                                                         ------
Total U.S. Agency Mortgage
     Backed Obligations
     (Cost $464,221)                  464,221
                                                         ------
REPURCHASE AGREEMENTS (24.6%)
   ABN-AMRO
     4.83%, dated 05/28/99, matures
     06/01/99, repurchase price
     $50,493,447 (collateralized by
     various GNMA obligations: total
     market value $51,475,692) (C)     50,466            50,466


-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
   Deutsche Bank
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $13,349,714 (collateralized
     by FHLMC obligation: total
     market value $13,609,303) (C)    $13,343           $13,343
   Greenwich
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $73,986,034 (collateralized by
     various FNMA obligations: total
     market value $75,425,724) (C)     73,946            73,946
   J.P. Morgan
     4.83%, dated 05/28/99,
     matures 06/01/99, repurchase
      price $14,106,190 (collateralized by
     various GNMA obligations: total
     market value $14,380,596) (C)     14,099            14,099
                                                         ------
Total Repurchase Agreements
     (Cost $151,854)                  151,854
                                                         ------
Total Investments (99.8% )
   (Cost $616,075)                    616,075
                                                         ------
OTHER ASSETS AND LIABILITIES, NET (0.2%) 1,014
                                                         ------
NET ASSETS:
Fund Shares of the Institutional Class
   (unlimited authorization -- no par
   value) based on 617,114,635 outstanding
   shares of beneficial interest                        617,114
Accumulated net realized loss
   on investments                                           (25)
                                                         -------
Total Net Assets 100.0%              $617,089
                                                         -------
                                                         -------
Net Asset Value, Offering and
   Redemption Price Per Share --
   Institutional Shares                                   $ 1.00
                                                         -------
                                                         -------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. FOR
               DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 11.

-------------------------------------------------------------------------------


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

-------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)VALUE (000)
-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (23.4%)
   U.S. Treasury Bill
     4.700%, 09/16/99                 $45,000   $  44,391
   U.S. Treasury Note
     5.500%, 02/29/00                  22,000      22,103
                                                   ------
Total U.S. Treasury Obligations
     (Cost $66,494)                    66,494
                                                   ------
REPURCHASE AGREEMENTS (76.8%)
   ABN-AMRO
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $12,506,611 (collateralized by
     U.S. Treasury Note: total market
     value $12,750,347) (C)            12,500      12,500
   Barclays
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $11,683,126 (collateralized by
     U.S. Treasury Note: total market
     value $11,911,303) (C)            11,677      11,677
   Credit Suisse First Boston
     4.73%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $11,005,781 (collateralized by
     U.S. Treasury Bill: total market
     value $11,786,000) (C)            11,000      11,000
   Duetsche Bank
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $63,908,474 (collateralized by
     various U.S. Treasury Notes and
     U.S. Treasury Bonds: total market
     value $65,152,408) (C)            63,875      63,875



     FACE
                                  AMOUNT (000) VALUE (000)
REPURCHASE AGREEMENTS--CONTINUED
   Greenwich
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $11,871,391 (collateralized by
     U.S. Treasury Bond: total market
     value $12,105,827) (C)           $11,865   $  11,865
   J.P. Morgan
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $12,006,347 (collateralized by
     U.S. Treasury Note: total market
     value $12,240,216) (C)            12,000      12,000
   Merrill Lynch
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
      price $10,912,810 (collateralized by
     U.S. Treasury STRIPS: total market
     value $11,125,364) (C)            10,907      10,907
   Morgan Stanley
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $11,977,273 (collateralized by
     U.S. Treasury Bond: total market
     value $12,280,432) (C)            11,971      11,971
   SBC Warburg
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $60,074,906 (collateralized by
     U.S. Treasury Bond: total market
     value $61,245,063) (C)            60,043      60,043
   Salomon Brothers
     4.76%, dated 05/28/99,
     matures 06/01/99, repurchase
     price $11,831,033 (collateralized by
     U.S. Treasury Bond: total market
     value $12,069,022) (C)            11,825      11,825
                                                   ------
Total Repurchase Agreements
     (Cost $217,663)                  217,663
                                                   ------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS  MAY 31, 1999


CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND--CONCLUDED

-------------------------------------------------------------------------------

                                                VALUE (000)
-------------------------------------------------------------------------------
Total Investments (100.2% )
   (Cost $284,157)                   $284,157
                                                   -----
OTHER ASSETS AND LIABILITIES, NET (-0.2%) (632)
                                                   -----
NET ASSETS:
Fund shares of the Institutional Class
   (unlimited authorization -- no par value)
   based on 283,494,939 outstanding shares
   of beneficial interest                         283,495
Undistributed net investment income                     4
Accumulated net realized gain
   on investments                                      26
                                                   ------
Total Net Assets 100.0%              $283,525
                                                   ------
                                                   ------
Net Asset Value, Offering and Redemption
   Price Per Share--- Institutional Shares         $ 1.00
                                                   ------
                                                   ------


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
         FOR DESCRIPTIONS OF ABBREVIATIONS, PLEASE SEE PAGE 11.

-------------------------------------------------------------------------------

                        KEY TO ABBREVIATIONS USED IN THE
                 STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS


Cl          Class
FHLB        Federal Home Loan Bank
FHLMC       Federal Home Loan Mortgage Corporation
FHLMCDN     Federal Home Loan Mortgage Corporation Discount Note
FMCDN       Federal Mortgage Corporation Discount Note
FNMA        Federal National Mortgage Association
FNMADN      Federal National Mortgage Association
Discount Note
MTN         Medium Term Note
NA          North America
Ser         Series
SLMA        Student Loan Marketing Association
STRIPS      Separately Traded Registered Interest and        Principal Security
(A)         Private Placement Security
(B) Adjustable Rate Security. The rate reported on the Statement of Net Assets is the rate in effect on May 31, 1999. The date shown is the next scheduled reset date.
(C)         Tri-Party Repurchase Agreement



     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THEFINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
-------------------------------------------------------------------------------

STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, AND JANUARY 31, 1999



                                                                   CLASSIC                CLASSIC           CLASSIC
                                                                INSTITUTIONAL          INSTITUTIONAL     INSTITUTIONAL
                                                               CASH MANAGEMENT        U.S. GOVERNMENT    U.S. TREASURY
                                                                MONEY MARKET         SECURITIES MONEY  SECURITIES MONEY
                                                                    FUND                MARKET FUND       MARKET FUND
                                                            ------------------------------------------------------------
                                                                        02/01/99-   02/01/98- 02/01/99-    02/01/98-   06/01/98-
                                                                         05/31/99    01/31/99  05/31/99     01/31/99    05/31/99
                                                                        --------     --------  --------     --------   ----------
Income:

   Interest Income                                          $15,955     $44,755     $10,807    $35,773      $11,296
                                                            -----------------------------------------------------------
Expenses:
   Investment Advisory Fees                                     635         646         432      1,323          449
   Investment Advisory Fees Waived                             (238)       (268)       (166)      (629)        (449)
   Contribution From Advisor                                     --          --          --         --         (112)
   Administrator Fees                                           246       1,616         168        529          175
   Administrator Fees Waived                                    (96)       (689)        (69)      (220)         (45)
   Transfer Agent Fees                                           75         240          62        198          134
   Printing Fees                                                 10          27          12         32           66
   Custody Fees                                                  43         290          81        265           54
   Professional Fees                                             19          22          15         27           52
   Trustee Fees                                                  --           1           2          1           11
   Registration Fees                                             79           1           1          1           74
   Insurance and Other Fees                                       5           5           4          7           43
   Amortization of Deferred Organizational Costs                 --           3           1          4           --
                                                            ----------------------------------------------------------
   Total Expenses                                               778       1,894         543      1,538          452
                                                            ----------------------------------------------------------
   Net Investment Income                                     15,177      42,861      10,264     34,235       10,844
                                                            ----------------------------------------------------------
   Net Realized Gain on Securities Sold                           1          --          --         --           25
                                                            ----------------------------------------------------------
   Increase in Net Assets Resulting from Operations         $15,178     $42,861     $10,264    $34,235      $10,869
                                                            ----------------------------------------------------------
                                                            ----------------------------------------------------------
   Amounts designated as "--" are either $0 or round to $0.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
-------------------------------------------------------------------------------

STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, AND JANUARY 31,

                                           CLASSIC                           CLASSIC                    CLASSIC
                                        INSTITUTIONAL                     INSTITUTIONAL              INSTITUTIONAL
                                       CASH MANAGEMENT                   U.S. GOVERNMENT             U.S. TREASURY
                                        MONEY MARKET                    SECURITIES MONEY           SECURITIES MONEY
                                            FUND                           MARKET FUND                MARKET FUND
                                  -------------------------------------------------------------------------------------
                               02/01/99-   02/01/98- 02/01/97-    02/01/99- 02/01/98-  02/01/97-  06/01/98-  06/01/97-
                               05/31/99    01/31/99  01/31/98     05/31/99  01/31/99   01/31/98   05/31/99   05/31/98
Operations:
  Net Investment Income       $    15,177  $   42,861   $  31,705   $  10,264   $ 34,235  $ 37,262  $  10,844   $  5,596
  Net Realized Gain (Loss)
      on Investments                   1           --          (3)         --        --          3         25          4
                                 ---------------------------------------------------------------------------------------
    Increase in Net Assets
      Resulting from
       Operations                 15,178       42,861      31,702      10,264     34,235    37,265     10,869      5,600
                                 ---------------------------------------------------------------------------------------
Distributions to Shareholders:
    Net Investment Income        (15,172)     (42,874)    (31,704)    (10,249)   (34,250)  (37,262)   (10,842)    (5,596)
                                 ----------------------------------------------------------------------------------------
    Total Distributions          (15,172)     (42,874)    (31,704)    (10,249)   (34,250)  (37,262)   (10,842)    (5,596)
                                 ----------------------------------------------------------------------------------------
Share Transactions:
    Proceeds from
       Shares Issued           2,243,802    7,764,540   6,369,124   1,958,641  6,897,369 7,090,197  1,267,762    991,131
    Shares Issued
       in Connection with
       Crestar Arbor Merger    1,072,229           --          --          --         --        --         --         --
    Reinvestments of
       Cash Distributions          7,086       10,074       5,066       3,113     13,467       9,939       7,876     4,231
    Cost of Shares Redeemed   (2,319,130)  (7,630,948) (6,110,786) (2,032,711)(7,012,200) (6,897,460) (1,132,474) (875,270)
                              ---------------------------------------------------------------------------------------------
      Increase (Decrease) in
     Net Assets from
        Share Transactions     1,003,987      143,666     263,404     (70,957)  (101,364)     202,676     143,164   120,092
                               --------------------------------------------------------------------------------------------
       Total Increase
      (Decrease)
       in Net Assets           1,003,993      143,653     263,402     (70,942)  (101,379)     202,679     143,191   120,096
                              ---------------------------------------------------------------------------------------------
Net Assets:
    Beginning of Period          884,490      740,837     477,435      688,031   789,410      586,731     140,334    20,238
                              ---------------------------------------------------------------------------------------------
  End of Period               $1,888,483    $ 884,490   $ 740,837    $ 617,089 $ 688,031      $789,410  $ 283,525 $ 140,334
                              ---------------------------------------------------------------------------------------------
                              ---------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
    Shares Issued              2,243,802    7,764,540   6,369,124    1,958,641 6,897,369     7,090,197  1,267,762   991,131
    Shares Issued in
      Connection with
      Crestar Arbor Merger     1,072,211           --          --           --        --            --         --        --

    Shares Issued in Lieu
      of Cash Distributions        7,086       10,074       5,066        3,113     13,467        9,939      7,876     4,231
    Shares Redeemed           (2,319,131)  (7,630,948) (6,110,786)  (2,032,711)(7,012,200)  (6,897,460)(1,132,474) (875,270)
                              --------------------------------------------------- ------------------------------------------
Net Share Transactions         1,003,968      143,666     263,404      (70,957)  (101,364)     202,676    143,164   120,092
                              ----------------------------------------------------------------------------------------------
                              ----------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or round to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THEFINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

STI CLASSIC FUNDS FOR THE PERIODS ENDED MAY 31, AND JANUARY 31, FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                    NET            DISTRIBUTIONS     NET ASSET                      NET ASSETS
                           NET ASSET VALUE      INVESTMENT          FROM  NET        VALUE END         TOTAL          END OF
                         BEGINNING OF PERIOD      INCOME         INVESTMENT INCOME   OF PERIOD        RETURN+      PERIOD (000)
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
Institutional Shares

           1999*                  $1.00               0.02              (0.02)          $1.00            1.58%       $1,888,483
           For the years ended January 31:
           1999                    1.00               0.05              (0.05)           1.00            5.46           884,490
           1998                    1.00               0.06              (0.06)           1.00            5.66           740,837
           1997                    1.00               0.05              (0.05)           1.00            5.45           477,435
           1996(B)                 1.00               0.02              (0.02)           1.00            1.42           382,632

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (C)
Institutional Shares
           1999*                  $1.00               0.02              (0.02)          $1.00            1.56%       $  617,089
           For the years ended January 31:
           1999                    1.00               0.05              (0.05)           1.00            5.30           688,031
           1998                    1.00               0.05              (0.05)           1.00            5.52           789,410
           1997                    1.00               0.05              (0.05)           1.00            5.29           586,731
           1996                    1.00               0.06              (0.06)           1.00            5.88           514,870
           1995(D)                 1.00               0.03              (0.03)           1.00            4.98           579,422

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
           1999                   $1.00               0.05              (0.05)          $1.00            4.97%       $  283,525
           1998                    1.00               0.05              (0.05)           1.00            5.50           140,334
           1997(E)                 1.00               0.02              (0.02)           1.00            2.46            20,238




                               RATIO OF                EXPENSES TO
      RATIO OF              NET INVESTMENT          AVERAGE NET ASSETS
     EXPENSES TO               INCOME TO            (EXCLUDING WAIVERS
 AVERAGE NET ASSETS       AVERAGE NET ASSETS        AND REIMBURSEMENTS)



    0.25%                   4.79%                    0.35%

    0.23                    5.31                     0.35
    0.20                    5.52                     0.36
    0.20                    5.33                     0.38
    0.20                    5.61                     0.40



    0.25%                   4.73%                    0.36%

    0.23                    5.18                     0.36
    0.20                    5.39                     0.37
    0.20                    5.17                     0.37
    0.20                    5.72                     0.37
    0.20                    4.98                     0.38



    0.20%                   4.83%                    0.47%
    0.18                    5.34                     0.38
    0.09                    5.27                     0.51



(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.

(B) Commencedoperations on October 25, 1995. All ratios for the period have been annualized.

(C) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

(D) Commenced operations on August 1,1994. All ratios for the period have been annualized.

(E) Commenced operationson December 12, 1996. All ratios for the period have been annualized.

Returns are for the period indicated and have not been annualized.

* For the period February 1, 1999 to May 31, 1999. All ratios for the period have beenannualized.

        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14 & 15

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

                                                 STI CLASSIC FUNDS  MAY 31, 1999

1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty-four portfolios as of May 31, 1999: the Balanced Fund, the Capital Appreciation Fund (formerly the Capital Growth
Fund), the Emerging Markets Equity Fund, the Growth and Income Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Balanced Portfolio, the Life Vision Growth and Income Portfolio, the Life Vision Maximum Growth Portfolio, the Mid-Cap Equity Fund, the Small Cap Equity Fund, the Small Cap Growth Stock Fund, the Sunbelt Equity Fund, the Tax Sensitive Growth Stock Fund, the Value Income Stock Fund, (collectively the "Equity Funds"), the Florida Tax-Exempt Bond Fund, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, the Investment Grade Tax-Exempt Bond Fund, the Limited-Term Federal Mortgage Securities Fund, the Maryland Municipal Bond Fund, the Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, and the U.S. Government Securities Fund, the Virginia Intermediate Municipal Bond Fund, the Virginia Municipal Bond Fund, (collectively the "Fixed Income Funds"), the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Securities, the U.S. Treasury Money Market Fund (collectively the "Retail Money Market Funds"), the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund, (collectively the "Institutional Money Market Funds" or the "Funds"). The assets of each portfolio are segregated, and a shareholder's interest is limited to the fund in which shares are held. Each fund's prospectus provides a description of the fund's investment objectives, policies and strategies. The financial statements presented herein are those of the Institutional Money Market Funds. The financial statements of the Equity Funds, the Fixed Income Funds and the Retail Money Market Funds are not presented herein, but are presented separately.

On February 17, 1999 and February 22, 1999, respectively, the Board of Trustees of the STI Classic Funds and Board of Trustees of the Arbor Funds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of certain of the Arbor Funds in exchange for the issuance of shares in the Funds in a tax-free reorganization (see Note 7).

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the
Trust:

     BASIS OF PRESENTATION OF STATEMENTS -- As more fully described in Note 7, the STI Classic Funds acquired certain Arbor Funds in a tax-free business combination. While each Fund now exists as a STI Classic Fund, one of the surviving funds for accounting purposes is an Arbor Fund. In accordance with generally accepted accounting principles, the financial statements presented herein represent those of accounting survivors. Accordingly, the Statements of Operations, Statements of Changes in Net Assets and Financial Highlights presented reflect periods beginning on the first day of the accounting survivor's fiscal year.

     SECURITY VALUATION -- Investment securities held by the Funds are stated at amortized cost, which approximates market value.

-------------------------------------------------------------------------------


     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized ratably to maturity and are included in interest income.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     OTHER -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     Distributions from net investment income of each of the Funds are declared on each business day and paid to shareholders on a monthly basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the Institutional U.S. Treasury Securities Money Market Fund has reclassified $2,000 from Undistributed Net Investment Income to Accumulated Net Realized Gain. This reclassification is attributable to the classification of short-term capital gains and ordinary income treatment for tax purposes. This reclassification has no effect on net assets or net asset value per share.

NOTES TO FINANCIAL STATEMENTS  (concluded)
-------------------------------------------------------------------------------

STI CLASSIC FUNDS  MAY 31, 1999

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Organization Costs and Transactions with Affiliates:

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized organization costs will continue to be amortized over a period of sixty months. Any future start-up or organization costs will be expensed as incurred.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor") Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration and Transfer Agency Servicing Agreements:

The Trust and the Administrator are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion and .06% for over $10 billion.

Prior to May 24, 1999, and May 17, 1999, administrative and accounting services were provided to the Arbor U.S. Government Securities Money Fund and Prime Obligations Fund, respectively, by SEI Investments Mutual Funds Services who was entitled to receive a fee at an annual rate of .08% of the average daily net assets of these funds. A portion of these fees were voluntarily waived.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust.

5. Investment Advisory and Custodian Agreements:

The Trust and Trusco Capital Management, Inc. (the "Investment Advisor") have entered into an advisory agreement dated July 15, 1993.

Under terms of the respective agreements, the Funds are charged the following annual fees based upon average daily net assets:

                               MAXIMUM      INSTITUTIONAL
                               ANNUAL           SHARE
                              ADVISORY         MAXIMUM
                                 FEE           EXPENSE
                             ------------    ------------
Classic Institutional
   Cash Management
   Money Market Fund            .20%            .25%
Classic Institutional
   U.S. Government Securities
   Money Market Fund            .20%            .25%
Classic Institutional
   U.S. Treasury
   Money Market Fund            .20%            .25%

-------------------------------------------------------------------------------


The Investment Advisor and the Administrator have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses to an amount as outlined in the table above. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Prior to May 24, 1999, and May 17, 1999, Crestar Asset Management Company ("CAMCO") provided Investment Advisory services to certain Arbor Funds. CAMCO was paid for advisory services to each Fund at an annual rate of .10% and .11% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively.

SunTrust Bank, Atlanta, formerly Trust Company Bank, acts as custodian for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

6. Concentration of Credit Risk:

The Classic Institutional Cash Management Money Market Fund invests in high quality money market instruments issued by corporations and the U.S. Government and rated by one or more nationally recognized statistical rating organizations, or, if not rated determined by the Advisor to be of comparable quality. The Classic Institutional U.S. Government Securities Fund invests in U.S. Treasury obligations, U.S. Government subsidiary corporation securities which are backed by the full faith and credit of the U.S. government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities and U.S. Government subsidiary corporation securities. The Classic Institutional U.S. Treasury Securities Money Market Fund invests in U.S. Treasury Obligations, which are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury securities.


7. Arbor Funds Merger:

The Board of Directors and shareholders of certain of the Arbor Funds approved a reorganization of certain of the Arbor Funds into the STI Classic Funds which took place at the close of business on May 17, 1999 for the Prime Obligations Fund and May 24, 1999 for the U.S. Government Securities Money Fund.

The following table summarizes certain relevant information of the Funds prior to and immediately after the business combinations on May 17, 1999 and May 24, 1999 and is unaudited:

                               SHARES
                             OUTSTANDING                                         SHARES ISSUED  NET ASSETS     NAV
                              ON MERGER                                           IN BUSINESS      AFTER        PER
        ARBOR FUND              DATE              STI CLASSIC FUND                COMBINATION   COMBINATION    SHARE
 ------------------------- --------------      --------------------              ------------ -----------------------
U.S. Government Securities   684,672,707    Classic Institutional U.S. Government 684,672,707    684,647,218   $1.00
   Money Fund (1)                             Securities Money Market Fund
Prime Obligation Fund (1)    711,747,295    Classic Institutional Cash Management 711,747,295  1,783,974,148    1.00
                                              Money Market Fund

(1) Represents the accounting survivor in this business combination.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

 STI CLASSIC FUNDS  MAY 31, 1999


To the Shareholders and Board of Trustees of STI Classic Funds:

We have audited the accompanying statements of net assets of the Classic Institutional Cash Management Money Market, Classic Institutional U.S. Government Securities Money Market, and Classic Institutional U.S. Treasury Securities Money Market Funds of STI Classic Funds (the "Trust") as of May 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of operations for the year ended January 31, 1999, statements of changes for the years ended January 31, 1999 and January 31, 1998, and financial highlights for the periods presented prior to May 31, 1999, for the Classic Institutional Cash Management Money Market and Classic Institutional U.S. Government Securities Money Market Funds were audited by other auditors whose report dated March 15, 1999, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Classic Institutional Cash Management Money Market, Classic Institutional U.S. Government Securities Money Market, and Classic Institutional U.S. Treasury Securities Money Market Funds, of STI Classic Funds as of May 31, 1999, the results of their operations, changes in their net assets, and financial highlights for each of the periods described in the first paragraph above, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
July 23, 1999

NOTICE TO SHAREHOLDERS
-------------------------------------------------------------------------------

 STI CLASSIC FUNDS  MAY 31, 1999 (UNAUDITED)


For shareholders that do not have a May 31, 1999 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 1999 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 1999, each portfolio is designating the following items with regard to distributions paid during the year.


                                          LONG TERM        MID TERM
                                         (20% RATE)      (28% RATE)      ORDINARY
                                        CAPITAL GAINS    CAPITAL GAINS    INCOME      TAX-EXEMPT      TOTAL        QUALIFYING
            FUND                        DISTRIBUTIONS    DISTRIBUTIONS  DISTRIBUTIONS   INTEREST   DISTRIBUTIONS  DIVIDENDS (1)
--------------------------------------  --------------   -------------- -----------   -----------  -------------- -------------
Classic Institutional Cash Management
   Money Market Fund                         0.00%          0.00%        100.00%        0.00%       100.00%          0.00%
Classic Institutional U.S. Government
   Securities Money Market Fund              0.00%          0.00%        100.00%        0.00%       100.00%          0.00%
Classic Institutional U.S. Treasury
   Securities Money Market Fund              0.00%          0.00%        100.00%        0.00%       100.00%          0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "OrdinaryIncome Distribution".

                                      NOTES

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISOR
                         Trusco Capital Management, Inc.

                    STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by affiliates of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

                      This information must be preceded or
                     accompanied by a current prospectus for
                              each Fund described.

                                STI CLASSIC FUNDS
                            PART C: OTHER INFORMATION

                         POST-EFFECTIVE AMENDMENT NO. 32


Item 23.   Exhibits:


(a) Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(1)   By-Laws - originally filed with Registrant's Pre-Effective
         Amendment No. 1 filed April 23, 1992 and incorporated by reference to
         Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
         No. 0000912057-96-015938 on July 31, 1996.
(b)(2) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
         No. 0001047469-98-027407 on July 15, 1998.
(c)      Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
         No. 0000912057-96-015938 on July 31, 1996.
(d)(2)   Investment Advisory Agreement with American National Bank and
         Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A.) - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4)   Investment Advisory Agreement with Trust Company Bank (now
         SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession
         No. 0001047469-98-028802 on July 30, 1998.
(d)(5) Revised Schedule A to theRevised Investment Advisory Agreement with Trusco Capital Management, Inc. is filed herewith.
(e) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)      Not applicable.
(g)(1)   Custodian Agreement with Trust Company Bank dated February 1, 1994
         - originally filed with Registrant's Post- Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
         No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(3)   Fourth Amendment to Custodian Agreement by and between STI
         Trust & Investment Operations, Inc. and The Bank of New York dated
         May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
         No. 0000912057-97- 032207 on September 30, 1997.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post- Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to
         Exhibit 8(c) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
         No. 0000912057-96-015938 on July 31, 1996.

(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is filed herewith.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession
         No. 0000912057-97-032207 on September 30, 1997.

(i)      Opinion and Consent of Counsel - is filed herewith.


(j) Consent of Arthur Andersen LLP, independent public accountants, is filed herewith.


(j)(2) Consent of PricewaterhouseCoopers LLP, independent public accountants, is filed herewith.


(j)(3) Consent of Deloitte & Touche LLP, independent public accountants, is filed herewith.

(k)      Not applicable.
(l)      Not applicable.
(m)(1)   Distribution Plan - Investor Class - incorporated by reference to
         Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR
         Accession No. 0000912057-96-021336 on September 27, 1996.

(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post- Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post- Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession
         No. 0000912057-96-015938 on July 31, 1996.
(n)      Not applicable.
(o) Rule 18f-3 Plan - incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(o)(1) Certificate of Class Designation - incorporated by reference to Exhibit (o)(1) of Post-Effective Amendment No. 27 to the Registrant's Statement filed with the SEC via EDGAR Accession
         No. 0001047469-99-009731 on April 15, 1999.

(p)      Powers of Attorney - is filed herewith.


Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


                                         Name of                       Connection with
         Name                            Other Company                  Other Company
         ----                            -------------                  -------------
STI CAPITAL MANAGEMENT, N.A.

E. Jenner Wood III                       SunTrust Banks, Inc.           --
Director

Hunting F. Deutsch                       SunTrust Bank, Orlando         --
Director

Anthony R. Gray                              --                         --
Chairman & Chief Investment Officer

James R. Wood                                --                         --
President

Elliott A. Perny                             --                         --
Executive Vice President

Stuart F. Van Arsdale                        --                         --
Senior Vice President

Jonathan D. Rich                             --                         --
Director

Larry M. Cole                                --                         --
Senior Vice President

L. Earl Denney                               --                         --
Executive Vice President

Ronald Schwartz                              --                         --
Senior Vice President

Andre B.Prawato                              --                         --
Senior Vice President

Edward J. Dau                                --                         --
Senior Vice President

James K. Wood                                --                         --
Senior Vice President

Mills A. Riddick                             --                         --
Senior Vice President

Christopher A. Jones                         --                         --
Senior Vice President

David E. West                                --                         --
Vice President



                                      C-3


                                         Name of                       Connection with
         Name                            Other Company                  Other Company
         ----                            -------------                  -------------

Brett L. Barner                              --                         --
Senior Vice President

TRUSCO CAPITAL MANAGEMENT, INC.

Douglas S. Phillips                          --                         --
President

Paul L. Robertson, III                       --                         --
Secretary/Treasurer

E. Jenner Wood                           SunTrust Banks, Inc.          Director
Director

Donald W. Thurmond                       SunTrust Bank, Atlanta        Director
Director

Bob M. Farmer                                --                         --
Vice President

M. Elizabeth (Beth) Wines                    --                         --
Vice President

Charles Arnold, Jr.                          --                         --
Senior Vice President

James R. Dillon, Jr.                         --                         --
First Vice President

James P. Foster                              --                         --
Vice President

Mark D. Garfinkel                            --                         --
Vice President

Robert (Bob) G. Goggin                       --                         --
Vice President

Joe E. Ransom                                --                         --
Vice President

George D. Smith, Jr.                         --                         --
Vice President

Jonathan Mote                                --                         --
Vice President

Charles B. Leonard                           --                         --
First Vice President

Mary F. Cernilli                             --                         --
Vice President


                                      C-4

                                         Name of                       Connection with
         Name                            Other Company                  Other Company
         ----                            -------------                  -------------

Garrett P. Smith                             --                         --
Vice President

Gregory L. Watkins                           --                         --
Vice President

David S. Yealy                               --                         --
Vice President

Robert J. Rhoades                            --                         --
Senior Vice President

Kar Ming Leong                               --                         --
Vice President

Stephen M. Yarbrough                         --                         --
Vice President

Celia S. Stanley                             --                         --
Vice President

Rebekah R. Alley                             --                         --
Vice President

SUNTRUST BANK, ATLANTA

Robert R. Long                           SunTrust Banks of             Chairman of the Board
Chairman of the Board and                Georgia, Inc.
President

Ronald S. Crowding                           --                        Executive Vice President
Executive Vice President

Charles B. Ginden                            --                         --
Executive Vice President

William H. Rogers, Jr.                       --                         --
Executive Vice President

Donald Wayne Thurmond                        --                         --
Executive Vice President

Dr. William M. Chase                     Emory University              President
Director

Gaylord O. Coan                          Gold Kist, Inc.               CEO
Director


A.D. Correll                             Georgia-Pacific               Chairman & CEO
Director                                  Corporation


                                      C-5

                                         Name of                       Connection with
         Name                            Other Company                  Other Company
         ----                            -------------                  -------------


R.W. Courts, II                          Atlantic Realty Company       President
Director

A.W. Dahlberg                            The Southern Company          President, Chairman &
Director                                                                CEO

L. Phillip Humann                        SunTrust Banks, Inc.          President, Chairman & CEO
Director                                  Services Corporation

William B. Johnson                       The Ritz Carlton Hotel        Chairman of the Board
Director

J. Hicks Lanier                          Oxford Industries, Inc.       Chairman of the Board
Director                                                                & President
Director                                 Pinehill Development Co.      30% owner

Joseph L. Lanier, Jr.                    Dan River, Inc.               Chairman of the Board
Director                                                               Chairman

Larry L. Prince                          Genuine Parts Company         Chairman of the Board
Director

R. Randall Rollins                       Rollins, Inc.                 Chairman of the Board
Director                                 Lor, Inc.                     Director
                                         Maran, Inc.                   Director
                                         Gutterworld, Inc.             Director
                                         Dabora, Inc.                  Director & Secretary
                                         Simpson, Nance & Graham       Director
                                         Auto Parts Wholesale,         Director
                                          Inc.
                                         Global Expanded Metal,        Director
                                          Inc.
                                         Rollins Holding Co.           Director
                                         Rol, Ltd.                     Partner
                                         Rollins Investment Fund       Partner
                                         Energy Partners               Partner
                                         Petro Partnership             Partner
                                         The Piedmont Investment       Director
                                          Group
                                         WRG, Ltd.                     Partner
                                         Rollins, Inc.                 Chairman
                                         RPC Energy Services, Inc.     Chairman
                                         The Mul Company               Partner
                                         Bugvac, Inc.                  Director
                                         Omnitron Int'l, Inc.          Director
                                         MRG, Ltd.                     Partner

Gerald T. Adams                              --                         --
Senior Vice President




                                      C-6


                                         Name of                       Connection with
         Name                            Other Company                  Other Company
         ----                            -------------                  -------------

James R. Albach                              --                         --
Group Vice President

Gay Cash                                     --                         --
Vice President

Joseph B. Foley, Jr.                         --                         --
Group Vice President

Thomas R. Frisbie                            --                         --
Group Vice President

Mark Stancil                                 --                         --
Group Vice President

David E. Thompson                            --                         --
Vice President

Charles C. Watson                            --                         --
Group Vice President

Dr. Mary B. Bullock                      Agnes Scott College           President
Director

Larry L. Gellerstedt, III                Beers Construction Co.        Chairman
Director

John T. Glover                           Post Properties, Inc.         President
Director

M. Douglas Ivester                       The Coca-Cola Company         Chairman of the Board & CEO
Director

Dennis M. Love                           Printpack, Inc.               President & CEO
Director

Charles H. McTier                        Robert Woodruff Foundation    President
Director

Item 27.   Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

          SEI Daily Income Trust                   July 15, 1982
          SEI Liquid Asset Trust                   November 29, 1982
          SEI Tax Exempt Trust                     December 3, 1982
          SEI Index Funds                          July 10, 1985
          SEI Institutional Managed Trust          January 22, 1987

          SEI  Institutional International Trust   August 30, 1988
          The Advisors' Inner Circle Fund          November 14, 1991
          The Pillar Funds                         February 28, 1992
          CUFUND                                   May 1, 1992
          STI Classic Funds                        May 29, 1992
          First American Funds, Inc.               November 1, 1992
          First American Investment Funds, Inc.    November 1, 1992
          The Arbor Fund                           January 28, 1993
          Boston 1784 Funds7                       June 1, 1993
          The PBHG Funds, Inc.                     July 16, 1993
          Morgan Grenfell Investment Trust         January 3, 1994
          The Achievement Funds Trust              December 27, 1994
          Bishop Street Funds                      January 27, 1995
          CrestFunds, Inc.                         March 1, 1995
          STI Classic Variable Trust               August 18, 1995
          ARK Funds                                November 1, 1995
          Huntington Funds                         January 11, 1996
          SEI Asset Allocation Trust               April 1, 1996
          TIP Funds                                April 28, 1996
          SEI Institutional Investments Trust      June 14, 1996
          First American Strategy Funds, Inc.      October 1, 1996
          HighMark Funds                           February 15, 1997
          Armada Funds                             March 8, 1997
          PBHG Insurance Series Fund, Inc.         April 1, 1997
          The Expedition Funds                     June 9, 1997
          Alpha Select Funds                       January 1, 1998
          Oak Associates Funds                     February 27, 1998
          The Nevis Fund, Inc.                     June 29, 1998
          The Parkstone Group of Funds             September 14, 1998
          CNI Charter Funds                        April 1, 1999
          The Parkstone Advantage Fund             May 1, 1999
          Amerindo Funds, Inc.                     July 13, 1999

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                            Position and Office                            Positions and Offices
Name                        with Underwriter                               with Registrant
----                        ----------------                               ---------------
Alfred P. West, Jr          Director, Chairman of the Board of Directors          --
Henry H. Greer              Director                                              --
Carmen V. Romeo             Director                                              --
Mark J. Held                President & Chief Operating Officer                   --
Gilbert L. Beebower         Executive Vice President                              --
Richard B. Lieb             Executive Vice President                              --
Dennis J. McGonigle         Executive Vice President                              --
Robert M. Silvestri         Chief Financial Officer & Treasurer                   --
Leo J. Dolan, Jr            Senior Vice President                                 --
Carl A. Guarino             Senior Vice President                                 --


                                      C-8


Larry Hutchison             Senior Vice President                                 --
Jack May                    Senior Vice President                                 --
Hartland J. McKeown         Senior Vice President                                 --
Barbara J. Moore            Senior Vice President                          Vice President and
                                                                            Assistant Secretary
Kevin P. Robins             Senior Vice President & General Counsel               --
Patrick K. Walsh            Senior Vice President                                 --
Robert Aller                Vice President                                        --
Gordon W. Carpenter         Vice President                                        --
Todd Cipperman              Vice President & Assistant Secretary                  --
S. Courtney E. Collier      Vice President & Assistant Secretary                  --
Robert Crudup               Vice President & Managing Director                    --
Barbara Doyne               Vice President                                        --
Jeff Drennen                Vice President                                        --
Vic Galef                   Vice President & Managing Director                    --
Lydia A. Gavalis            Vice President & Assistant Secretary           Vice President & Assistant
                                                                            Secretary
Greg Gettinger              Vice President & Assistant Secretary                  --
Kathy Heilig                Vice President                                 Vice President & Assistant
                                                                            Secretary
Jeff Jacobs                 Vice President                                        --
Samuel King                 Vice President                                        --
Kim Kirk                    Vice President & Managing Director                    --
John Krzeminski             Vice President & Managing Director                    --
Carolyn McLaurin            Vice President & Managing Director                    --
W. Kelso Morrill            Vice President                                        --
Mark Nagle                  Vice President                                 President, Controller,
                                                                            Treasurer & Chief Financial
                                                                            Officer
Joanne Nelson               Vice President                                        --
Cynthia M. Parrish          Vice President & Assistant Secretary                  --
Kim Rainey                  Vice President                                        --
Rob Redican                 Vice President                                        --
Maria Rinehart              Vice President                                        --
Mark Samuels                Vice President & Managing Director                    --
Steve Smith                 Vice President                                        --
Daniel Spaventa             Vice President                                        --
Kathryn L. Stanton          Vice President & Assistant Secretary                  --
Lynda J. Striegel           Vice President & Assistant Secretary           Vice President & Assistant
                                                                            Secretary
Lori L. White               Vice President & Assistant Secretary                  --
Wayne M. Withrow            Vice President & Managing Director                    --


Item 28.   Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York
         One Wall Street
         New York, New York
         (International Equity Index Fund, International Equity Fund, Emerging
          Markets Equity Fund)

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

         STI Capital Management, N.A.
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         SunTrust Bank, Atlanta
         25 Park Place
         Atlanta, Georgia  30303

Item 29.   Management Services:  None.

Item 30.   Undertakings:  None.



                                     NOTICE


A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to Registration Statement No. 33-91476 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of September, 1999.



                      By:      /s/ Mark Nagle
                         ----------------------------------------------------
                         Mark Nagle, President, Chief Financial Officer, and Chief Executive Officer


         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


        *                          Trustee                       September 28, 1999
-----------------------------
    F. Wendell Gooch

        *                          Trustee                       September 28, 1999
-----------------------------
    Daniel S. Goodrum

        *                          Trustee                       September 28, 1999
-----------------------------
    Wilton Looney

        *                          Trustee                       September 28, 1999
-----------------------------
    Champney A. McNair

        *                          Trustee                       September 28, 1999
-----------------------------
    T. Gordy Germany

        *                          Trustee                       September 28, 1999
-----------------------------
    Bernard F. Sliger

        *                          Trustee                       September 28, 1999
-----------------------------
    Jonathan T. Walton

        *                          Trustee                       September 28, 1999
-----------------------------
    William H. Cammack


  /s/ Mark Nagle                   President,                    September 28, 1999
-----------------------------      Chief Financial Officer
    Mark Nagle                     & Chief Executive Officer


*  By:  /s/ Kevin Robins
      ---------------------------------------
      Kevin P. Robins, With Power of Attorney

                                  EXHIBIT INDEX


NUMBER        EXHIBIT

EX-99.A Declaration of Trust - originally filed with Registrant's Registration Statement on Form N- 1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.B1 By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.B2 Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.C       Not applicable.

EX-99.D1 Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D2 Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as
              Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D3 Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.D4 Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and filed herewith.

EX-99.D5 Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. is filed herewith.

EX-99.E Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.F       Not applicable.

EX-99.G1      Custodian Agreement with Trust Company Bank dated February 1, 1994
              - originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to
              Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G2 Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

EX-99.G3 Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration

              Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

EX-99.H1 Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.


EX-99.H2 Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - is filed herewith.


EX-99.H3 Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.


EX-99.I       Opinion and Consent of Counsel - filed herewith.



EX-99.J Consent of Arthur Andersen LLP, independent public accountants, is filed herewith.


EX-99.J2      Consent of PricewaterhouseCoopers LLP, is filed herewith.


EX-99.J3 Consent of Deloitte & Touche LLP, independent public accountants is filed herewith.

EX-99.K       Not applicable.

EX-99.L       Not applicable.

EX-99.M1      Distribution Plan - Investor Class - incorporated by reference to
              Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

EX-99.M2 Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96- 015938 on July 31, 1996.

EX-99.N       Not applicable.

EX-99.O Rule 18f-3 Plan - incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.O1 Certificate of Class Designation - incorporated by reference to Exhibit (o)(1) of Post- Effective Amendment No. 27 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-99-009731 on April 15, 1999.


EX-99.P       Powers of Attorney - filed herewith.